UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-09253

                             Wells Fargo Funds Trust
               (Exact name of registrant as specified in charter)

                     525 Market St., San Francisco, CA 94105
               (Address of principal executive offices) (Zip code)

                                C. David Messman
                        Wells Fargo Funds Management, LLC
                     525 Market St., San Francisco, CA 94105
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 800-643-9691

Date of fiscal year end:          October 31, 2009

Date of reporting period:         October  31, 2009

ITEM 1.  REPORT TO SHAREHOLDERS
===============================


                                                                 WELLS ADVANTAGE
                                                                 FARGO FUNDS

(GRAPHIC) REDUCE CLUTTER. SAVE TREES.

Sign up for electronic delivery of prospectuses and shareholder reports at www.wellsfargo.com/advantagedelivery

(GRAPHIC)   Annual Report
            October 31, 2009

WELLS FARGO ADVANTAGE SPECIALTY FUNDS(SM)

-    SPECIALIZED FINANCIAL SERVICES FUND

-    SPECIALIZED TECHNOLOGY FUND

REDUCE CLUTTER. SAVE TREES.

     Sign up for electronic delivery of prospectuses and shareholder reports at www.wellsfargo.com/advantagedelivery

Contents

LETTER TO SHAREHOLDERS ....................................................    2
PERFORMANCE HIGHLIGHTS
Specialized Financial Services Fund .......................................    6
Specialized Technology Fund ...............................................   10
FUND EXPENSES .............................................................   16
PORTFOLIO OF INVESTMENTS
Specialized Financial Services Fund .......................................   18
Specialized Technology Fund ...............................................   22
FINANCIAL STATEMENTS
Statements of Assets and Liabilities ......................................   26
Statements of Operations ..................................................   27
Statements of Changes in Net Assets .......................................   28
Financial Highlights ......................................................   30
NOTES TO FINANCIAL STATEMENTS .............................................   34
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM ...................   42
OTHER INFORMATION .........................................................   43
LIST OF ABBREVIATIONS .....................................................   46

The views expressed are as of October 31, 2009, and are those of the Fund managers. Any reference to a specific security in this report is not a recommendation to purchase or sell any specific security or adopt any investment strategy. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the WELLS FARGO ADVANTAGE SPECIALTY FUNDS.

NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE

WELLS FARGO INVESTMENT HISTORY

1971 INTRODUCED ONE OF THE FIRST INSTITUTIONAL INDEX FUNDS.

1978 ONE OF THE FIRST FIRMS TO APPLY ASSET ALLOCATION THEORY TO INVESTMENT
     PORTFOLIO MANAGEMENT.

1985 ONE OF THE FIRST FIRMS TO CREATE A THREE-WAY ASSET ALLOCATION FUND THAT
     "TILTS" INVESTMENTS TOWARD PORTIONS OF THE MARKET THAT OUR PROPRIETARY MODELS INDICATE WILL PERFORM BETTER.

1994 INTRODUCED TARGET DATE FUNDS THAT AUTOMATICALLY REALLOCATE THE ASSET MIX
     OVER SPECIFIC TIME HORIZONS.

1997 WELLS FARGO LAUNCHED THE WEALTHBUILDER PORTFOLIOS, A UNIQUE "FUND OF FUNDS"
     THAT USES FLEXIBLE ASSET ALLOCATION STRATEGIES TO SHIFT ASSETS.

1999 REORGANIZED THE NORWEST ADVANTAGE FUNDS(R) AND STAGECOACH FUNDS(R) INTO THE
     WELLS FARGO FUNDS(R).

2003 EXPANDED FIXED-INCOME, SMALL CAP, AND EMERGING MARKETS LINEUP FROM
     MONTGOMERY ASSET MANAGEMENT, LLC.

2004 ADDED ADDITIONAL LARGE CAP AND MID CAP FUNDS TO THE LINEUP BY ADOPTING THE
     COOKE & BIELER VALUE FUNDS.

2005 WELLS FARGO FUNDS MERGED WITH STRONG FUNDS TO BECOME WELLS FARGO ADVANTAGE
     FUNDS, FORMING A FUND FAMILY OF OVER 110 FUNDS AND PLACING IT AMONG THE TOP 20 MUTUAL FUND FAMILIES IN THE UNITED STATES.

2006 ENHANCED AND RENAMED THE WELLS FARGO ADVANTAGE OUTLOOK FUNDS(SM) TO THE
     WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS(SM), WHICH SEEK TO REPLICATE RETURNS OF THE APPROPRIATE DOW JONES TARGET DATE INDEXES, THE FIRST LIFE CYCLE INDEXES IN THE INVESTMENT INDUSTRY.

WELLS FARGO ADVANTAGE FUNDS(R)

WELLS FARGO ADVANTAGE FUNDS skillfully guides institutions, financial advisors, and individuals through the investment terrain to help them reach their financial objectives. Everything we do on behalf of our investors is backed by our unique combination of qualifications.

STRENGTH

Our organization is built on the standards of integrity and service established by our parent company--Wells Fargo & Company--more than 150 years ago. Our diverse family of mutual funds covers a broad spectrum of investment styles and asset classes. And, because we're part of a widely diversified financial enterprise, we offer the scale and resources to help investors succeed, providing access to complementary solutions such as separately managed accounts, college investing plans, and retirement plans.

EXPERTISE

Our approach to investing is guided by the belief that agile, independent investment teams--each with its own distinct strengths and disciplines--provide a superior level of insight and expertise. Each team is free to concentrate on managing money through well-defined philosophies and processes that have proven to be consistent and repeatable over time.

PARTNERSHIP

Our collaborative approach is built around understanding the needs and goals of our clients. By adhering to core principles of sound judgment and steady guidance, we support you through every stage of the investment decision process.

FOR 529 PLANS, AN INVESTOR'S OR A DESIGNATED BENEFICIARY'S HOME STATE MAY OFFER STATE TAX OR OTHER BENEFITS THAT ARE ONLY AVAILABLE FOR INVESTMENTS IN THAT STATE'S QUALIFIED TUITION PROGRAM. PLEASE CONSIDER THIS BEFORE INVESTING.

CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES BEFORE INVESTING. FOR A CURRENT PROSPECTUS FOR WELLS FARGO ADVANTAGE FUNDS OR A CURRENT PROGRAM DESCRIPTION FOR CERTAIN 529 COLLEGE SAVINGS PLANS, CONTAINING THIS AND OTHER INFORMATION, VISIT www.wellsfargo.com/advantagefunds. READ IT CAREFULLY BEFORE INVESTING.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for WELLS FARGO ADVANTAGE FUNDS, Wells Fargo Managed Account Services, and certain 529 college savings plans. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the funds. The funds and shares in the 529 plans are distributed by WELLS FARGO FUNDS DISTRIBUTOR, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE

NOT PART OF THE ANNUAL REPORT.

WELLS FARGO ADVANTAGE FUNDS OFFERS MORE THAN 110 MUTUAL FUNDS ACROSS A WIDE RANGE OF ASSET CLASSES, REPRESENTING OVER $160 BILLION IN ASSETS UNDER MANAGEMENT, AS OF OCTOBER 31, 2009.

EQUITY FUNDS

Asia Pacific Fund
C&B Large Cap Value Fund
C&B Mid Cap Value Fund
Capital Growth Fund
Common Stock Fund
Discovery Fund+
Diversified Equity Fund
Diversified Small Cap Fund
Emerging Growth Fund
Emerging Markets Equity Fund
Endeavor Select Fund+
Enterprise Fund+
Equity Income Fund
Equity Value Fund
Growth Fund
Growth Equity Fund
Index Fund
International Core Fund
International Equity Fund
International Value Fund
Large Cap Appreciation Fund
Large Cap Growth Fund
Large Company Core Fund
Large Company Growth Fund
Large Company Value Fund
Mid Cap Disciplined Fund
Mid Cap Growth Fund
Opportunity Fund+
Small Cap Disciplined Fund
Small Cap Growth Fund
Small Cap Opportunities Fund
Small Cap Value Fund
Small Company Growth Fund
Small Company Value Fund
Small/Mid Cap Value Fund
Social Sustainability Fund+
Specialized Financial Services Fund
Specialized Technology Fund
U.S. Value Fund

BOND FUNDS

California Limited-Term Tax-Free Fund
California Tax-Free Fund
Colorado Tax-Free Fund
Diversified Bond Fund
Government Securities Fund(1)
High Income Fund
Income Plus Fund
Inflation-Protected Bond Fund
Intermediate Tax/AMT-Free Fund
Minnesota Tax-Free Fund
Municipal Bond Fund
Short Duration Government Bond Fund(1)
Short-Term Bond Fund
Short-Term High Yield Bond Fund
Short-Term Municipal Bond Fund
Stable Income Fund
Strategic Income Fund
Total Return Bond Fund
Ultra Short-Term Income Fund
Ultra Short-Term Municipal Income Fund
Wisconsin Tax-Free Fund

ASSET ALLOCATION FUNDS

Aggressive Allocation Fund
Asset Allocation Fund
Conservative Allocation Fund
Growth Balanced Fund
Moderate Balanced Fund
WealthBuilder Conservative Allocation Portfolio+
WealthBuilder Equity Portfolio+
WealthBuilder Growth Allocation Portfolio+
WealthBuilder Growth Balanced Portfolio+
WealthBuilder Moderate Balanced Portfolio+
WealthBuilder Tactical Equity Portfolio+
Target Today Fund(2)+
Target 2010 Fund(2)+
Target 2015 Fund(2)+
Target 2020 Fund(2)+
Target 2025 Fund(2)+
Target 2030 Fund(2)+
Target 2035 Fund(2)+
Target 2040 Fund(2)+
Target 2045 Fund(2)+
Target 2050 Fund(2)+

MONEY MARKET FUNDS

100% Treasury Money Market Fund(1)
California Municipal Money Market Fund
California Municipal Money Market Trust
Cash Investment Money Market Fund
Government Money Market Fund(1)
Heritage Money Market Fund+
Minnesota Money Market Fund
Money Market Fund
Money Market Trust
Municipal Money Market Fund
National Tax-Free Money Market Fund
National Tax-Free Money Market Trust
Overland Express Sweep Fund+
Prime Investment Money Market Fund
Treasury Plus Money Market Fund(1)

VARIABLE TRUST FUNDS(3)

VT Asset Allocation Fund
VT C&B Large Cap Value Fund
VT Discovery Fund+
VT Equity Income Fund
VT International Core Fund
VT Large Company Core Fund
VT Large Company Growth Fund
VT Money Market Fund
VT Opportunity Fund+
VT Small Cap Growth Fund
VT Small/Mid Cap Value Fund
VT Total Return Bond Fund

AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE WELLS FARGO ADVANTAGE MONEY MARKET FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A MONEY MARKET FUND.

(1.) The U.S. government guarantee applies to certain of the underlying securities and NOT to shares of the Fund.

(2.) The full name of this Fund series is the WELLS FARGO ADVANTAGE DOW JONES
     TARGET DATE FUNDS(SM).

(3.) The Variable Trust Funds are generally available only through insurance company variable contracts.

+ In this report, the WELLS FARGO ADVANTAGE DISCOVERY FUND(SM), WELLS FARGO ADVANTAGE ENDEAVOR SELECT FUND(SM), WELLS FARGO ADVANTAGE ENTERPRISE FUND(SM), WELLS FARGO ADVANTAGE OPPORTUNITY FUND(SM), WELLS FARGO ADVANTAGE SOCIAL SUSTAINABILITY FUND(SM), WELLS FARGO ADVANTAGE WEALTHBUILDER CONSERVATIVE ALLOCATION PORTFOLIO(SM), WELLS FARGO ADVANTAGE WEALTHBUILDER EQUITY PORTFOLIO(SM), WELLS FARGO ADVANTAGE WEALTHBUILDER GROWTH ALLOCATION PORTFOLIO(SM), WELLS FARGO ADVANTAGE WEALTHBUILDER GROWTH BALANCED PORTFOLIO(SM), WELLS FARGO ADVANTAGE WEALTHBUILDER MODERATE BALANCED PORTFOLIO(SM), WELLS FARGO ADVANTAGE WEALTHBUILDER TACTICAL EQUITY PORTFOLIO(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET TODAY FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2010 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2015 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2020 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2025 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2030 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2035 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2040 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2045 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2050 FUND(SM), WELLS FARGO ADVANTAGE HERITAGE MONEY MARKET FUND(SM), WELLS FARGO ADVANTAGE OVERLAND EXPRESS SWEEP FUND(SM), WELLS FARGO ADVANTAGE VT DISCOVERY FUND(SM), and WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND(SM) are referred to as the Discovery Fund, Endeavor Select Fund, Enterprise Fund, Opportunity Fund, Social Sustainability Fund, WealthBuilder Conservative Allocation Portfolio, WealthBuilder Equity Portfolio, WealthBuilder Growth Allocation Portfolio, WealthBuilder Growth Balanced Portfolio, WealthBuilder Moderate Balanced Portfolio, WealthBuilder Tactical Equity Portfolio, Target Today Fund, Target 2010 Fund, Target 2015 Fund, Target 2020 Fund, Target 2025 Fund, Target 2030 Fund, Target 2035 Fund, Target 2040 Fund, Target 2045 Fund, Target 2050 Fund, Heritage Money Market Fund, Overland Express Sweep Fund, VT Discovery Fund, and VT Opportunity Fund, respectively.

NOT PART OF THE ANNUAL REPORT.

                     2 Wells Fargo Advantage Specialty Funds


                                                          Letter to Shareholders

(PHOTO OF KARLA M. RABUSCH)

KARLA M. RABUSCH,
President
WELLS FARGO ADVANTAGE FUNDS

THE PERIOD BROUGHT WELCOME SIGNS OF A POTENTIALLY SUSTAINABLE ECONOMIC RECOVERY, SPARKING A SHARP RALLY IN THE FINANCIAL MARKETS THAT ENDED A STREAK OF SIX CONSECUTIVE QUARTERLY DECLINES.

Dear Valued Shareholder,

We are pleased to provide you with this annual report for the Wells Fargo Advantage Specialty Funds(SM) for the 12-month period that ended October 31, 2009. The period brought welcome signs of a potentially sustainable economic recovery, sparking a sharp rally in the financial markets that ended a streak of six consecutive quarterly declines. We believe that the sharp reversal that occurred in the financial markets during this period underscores the importance of maintaining a disciplined focus on a long-term investment strategy. Although periods of volatility can be challenging for investors, staying focused on a long-term strategy based on individual goals and risk tolerance can help avoid missing potential periods of strong recovery.

SIGNS OF ECONOMIC IMPROVEMENT SPARKED A SUSTAINED MARKET RALLY.

During the early part of the 12-month period, the stock market continued to tumble, reaching levels in March 2009 that had last been seen in 1996. However, early signs of potential economic improvement began to emerge in the spring, sparking the strongest rally since 1938. The market continued to advance through summer and into fall, with seven consecutive months of positive returns for the S&P 500 Index--its second-longest stretch in a decade. By the end of the period, volatility had begun to climb again on questions about the sustainability of the economic improvement. That resulted in a slight correction in the equity markets during October 2009.

As the period began, fallout from the credit crisis continued amid mounting fears that the economy had fallen into recession. Volatility spiked across the financial markets in fall 2008 after Lehman Brothers filed for bankruptcy and the government enacted emergency measures to rescue AIG, Fannie Mae, Freddie Mac, and other large financial institutions. Volatility rose to unprecedented heights as the global financial system froze up and investors feared a total economic collapse. Concerns about potential nationalization of the banking system kept volatility elevated early in 2009, but the release of bank stress tests in May helped to alleviate those concerns, and volatility declined steadily as the market rallied strongly until the final month of the period.

ECONOMIC GROWTH TURNED POSITIVE AFTER A SEVERE CONTRACTION.

Positive economic growth resumed in the third quarter of 2009, following the first string of four consecutive quarters of negative economic growth in at least 60 years. Gross Domestic Product growth was 3.5% for the third quarter of 2009--the strongest since 2007. Economic consensus was that the recession had likely ended during the second quarter of 2009. However, with much of the growth attributable to government stimulus programs, questions remained over the potential sustainability of the recovery. By the end of the 12-month period, the National Bureau of Economic Research had not declared an official end to the recession.

UNEMPLOYMENT REMAINED HIGH, BUT OTHER ECONOMIC INDICATORS IMPROVED.

The unemployment rate rose throughout the period, reaching 10.2% in October 2009--its highest level in more than 25 years. However, the pace of job losses had slowed as the period came to a close. Payroll employment

                     Wells Fargo Advantage Specialty Funds 3


Letter to Shareholders

declined an average of 188,000 jobs during the last three months of the period, well below the 700,000 average from earlier in 2009. Still, since the start of the recession in December 2007, more than 8 million jobs had been lost by the end of the 12-month period.

Although unemployment remained high, other economic statistics began to show signs of improvement. Industrial production, manufacturing, and consumer sentiment had all improved significantly as the period came to a close. Retail sales improved in the latter months of the period, helped in part by the "Cash for Clunkers" program that temporarily boosted auto sales. Home sales and prices also seemed to have stabilized and began to show signs of improvement in many areas of the country, spurred in part by the government's $8,000 tax credit for first-time home buyers.

FED CONTINUED TO FOCUS ON THE ECONOMIC STIMULUS PROGRAMS.

Despite extensive economic stimulus measures by the Federal Reserve, bank lending did not expand during the 12-month period. This limited access to credit indicates that the trillions of dollars that were added to the monetary system through the government stimulus programs might not have an inflationary impact in the near term. In the second half of the period, debate began to escalate over the need for the Fed to outline an "exit strategy" from its stimulus programs. Despite that debate, however, the Federal Open Market Committee (FOMC) held the federal funds rate at the range of 0% to 0.25% that it first targeted in December 2008. The Fed concluded its purchases of longer-term U.S. Treasuries in October 2009 but continued to buy mortgage-backed securities, with that program slated to end in March 2010. In its final statement during the 12-month period, the FOMC noted the signs of economic improvement but reiterated that it was likely to keep the federal funds rate at exceptionally low levels for an extended period because the economy remains sluggish.

EQUITY MARKETS EXPERIENCED EXTREME VOLATILITY BUT REBOUNDED IN MARCH 2009.

For the 12-month period, the equity markets can be split into two distinct sub-periods. From the beginning of the period until early March 2009, stocks declined sharply after falling steadily during the first half of 2008. The broad market, as measured by the S&P 500 Index, began the period in the wake of a nearly 17% decline in October 2008--its worst month since October 1987. The declines continued through March 9, when the market reversed abruptly amid talk that several large banks would report stronger-than-expected earnings during the first quarter. Those reports helped dispel investor fears of potential bank nationalization and sparked the biggest rally in the equity markets since 1938, with the S&P 500 Index surging 23% in 13 trading days. That rally moderated but persisted throughout the summer and into fall 2009, with the S&P 500 Index gaining 56% from the March low through September 30, 2009. In the final month of the 12-month period, volatility began to increase again, resulting in a slight correction in the equity markets. For October 2009, the S&P 500 Index declined about 1.9%.

                     4 Wells Fargo Advantage Specialty Funds


                                                          Letter to Shareholders

STOCKS IN THE FINANCIALS SECTOR EXPERIENCED EXTREME VOLATILITY DURING THE
PERIOD.

INFORMATION TECHNOLOGY (IT) WAS THE STRONGEST SECTOR DURING THE PERIOD, BENEFITING FROM THE GENERALLY HEALTHIER FUNDAMENTALS OF IT COMPANIES.

For the full 12-month period, the S&P 500 Index gained 9.8% and the Dow Jones Industrial Average rose 7.7%. Among domestic equity indices, the tech-heavy NASDAQ Composite Index was the leader, with a 20.1% return over the 12-month period due to the strength of the rebound in technology stocks in 2009.

Stocks in the financials sector experienced extreme volatility during the period. The ongoing credit crisis and severe economic contraction culminated with the bankruptcy of Lehman Brothers in late 2008 and fears of bank nationalization in early 2009. Those pressures drove down the shares of financial companies to extreme levels in February and March 2009, as investors feared a complete collapse of the global financial system. In the subsequent rally, however, the financials sector was among the leaders, as the threat of nationalization dissipated and signs of stabilization began to emerge. Stocks in the sector remained volatile amid ongoing restructuring across the financial landscape. The S&P 500 Financials Index fell 7.3% during the 12-month period.

By contrast, the S&P North American Technology Index gained 32.2% for the 12-month period. Information technology (IT) was the strongest sector during the period, benefiting from the generally healthier fundamentals of IT companies. In the decade since the technology bubble burst, many companies in the sector worked off their excesses and have strong balance sheets, with significant levels of cash and minimal debt. With access to short-term financing a major concern during the period, companies in the IT sector that were able to self-fund tended to be rewarded by shareholders. Another tailwind is the ability of IT companies to help improve the productivity of other companies, which have been highly focused on controlling costs in the challenging economic environment.

DON'T LET SHORT-TERM VOLATILITY DERAIL LONG-TERM INVESTMENT GOALS.

The 12-month period that ended October 31, 2009, was challenging for investors but brought a welcome reprieve from the volatility of 2008. The rapid rebound in market performance that occurred in early 2009 underscores the importance of maintaining focus on long-term investment goals through periods of volatility so as not to miss potential periods of strong recovery. Although periods of volatility can present challenges, experience has taught us that maintaining a long-term investment strategy based on individual goals and risk tolerance can be an effective way to plan for the future.

As a whole, WELLS FARGO ADVANTAGE FUNDS(R) represents investments across a broad range of asset classes and investment styles, giving you an opportunity to create a diversified investment portfolio. Although diversification may not prevent losses in a downturn, it may help to reduce them and provide you with one way of managing risk. Our diverse family of mutual funds may also help. We offer more than 110 Funds that cover a broad spectrum of investment styles and asset classes.

                    Wells Fargo Advantage Specialty Funds 5


Letter to Shareholders

Thank you for choosing WELLS FARGO ADVANTAGE FUNDS. We appreciate your confidence in us. Through each market cycle, we are committed to helping you meet your financial needs. If you have any questions about your investment, please contact your investment professional or call us at 1-800-222-8222. You may also want to visit our Web site at www.wellsfargo.com/advantagefunds.

Sincerely,


/s/ Karla M. Rabusch

Karla M. Rabusch
President
Wells Fargo Advantage Funds

                     6 Wells Fargo Advantage Specialty Funds


                                              Performance Highlights (Unaudited)

WELLS FARGO ADVANTAGE SPECIALIZED FINANCIAL SERVICES FUND

INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE SPECIALIZED FINANCIAL SERVICES FUND (the Fund) seeks long-term capital appreciation.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC

SUBADVISER

Wells Capital Management Incorporated

PORTFOLIO FUND MANAGERS

Allen J. Ayvazian
Allen Wisniewski, CFA

FUND INCEPTION

July 2, 1962

PERFORMANCE SUMMARY

12-MONTH TOTAL RETURN AS OF OCTOBER 31, 2009
(EXCLUDING SALES CHARGES)

SPECIALIZED FINANCIAL SERVICES FUND   1 YEAR
-----------------------------------   ------
Class A                               (1.09)%
S&P Financial Index(1)                (7.24)%
S&P 500 Index(2)                       9.80%

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE
- www.wellsfargo.com/advantagefunds.

FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 5.75%. PERFORMANCE INCLUDING SALES CHARGES ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. NET AND GROSS EXPENSE RATIOS FOR CLASS A SHARES ARE 1.35% AND 1.65%, RESPECTIVELY. THE INVESTMENT ADVISER HAS CONTRACTUALLY COMMITTED THROUGH FEBRUARY 28, 2010, TO WAIVE FEES AND/OR REIMBURSE EXPENSES TO THE EXTENT NECESSARY TO MAINTAIN THE NET OPERATING EXPENSE RATIO SHOWN.

GROWTH OF $10,000 INVESTMENT(3)
(AS OF OCTOBER 31, 2009)

                               (PERFORMANCE GRAPH)

                      WELLS FARGO ADVANTAGE SPECIALIZED
                      FINANCIAL SERVICES FUND - CLASS A   S&P 500 FINANCIALS INDEX   S&P 500 INDEX
                      ---------------------------------   ------------------------   --------------
         10/31/1999                9,425                           10,000                10,000
         11/30/1999                8,888                            9,509                10,203
         12/31/1999                8,236                            9,321                10,804
          1/31/2000                8,015                            9,026                10,261
          2/29/2000                7,075                            8,049                10,067
          3/31/2000                8,106                            9,542                11,052
          4/30/2000                7,789                            9,242                10,720
          5/31/2000                8,430                            9,862                10,500
          6/30/2000                7,665                            9,264                10,758
          7/31/2000                8,064                           10,221                10,590
          8/31/2000                8,969                           11,203                11,248
          9/30/2000                9,113                           11,469                10,654
         10/31/2000                9,129                           11,419                10,609
         11/30/2000                8,956                           10,746                 9,773
         12/31/2000                9,961                           11,717                 9,821
          1/31/2001               10,150                           11,684                10,169
          2/28/2001                9,761                           10,917                 9,242
          3/31/2001                9,451                           10,588                 8,656
          4/30/2001                9,572                           10,982                 9,329
          5/31/2001               10,082                           11,425                 9,391
          6/30/2001               10,134                           11,421                 9,163
          7/31/2001               10,169                           11,236                 9,073
          8/31/2001                9,711                           10,551                 8,505
          9/30/2001                9,244                            9,928                 7,818
         10/31/2001                8,846                            9,744                 7,967
         11/30/2001                9,424                           10,440                 8,578
         12/31/2001                9,673                           10,668                 8,653
          1/31/2002                9,691                           10,501                 8,527
          2/28/2002                9,649                           10,349                 8,363
          3/31/2002               10,333                           11,037                 8,677
          4/30/2002               10,279                           10,742                 8,151
          5/31/2002               10,247                           10,724                 8,091
          6/30/2002                9,905                           10,215                 7,515
          7/31/2002                9,129                            9,405                 6,929
          8/31/2002                9,338                            9,597                 6,974
          9/30/2002                8,421                            8,475                 6,216
         10/31/2002                8,534                            9,242                 6,764
         11/30/2002                8,693                            9,622                 7,162
         12/31/2002                8,349                            9,106                 6,741
          1/31/2003                8,189                            8,954                 6,564
          2/28/2003                8,029                            8,674                 6,466
          3/31/2003                8,041                            8,641                 6,528
          4/30/2003                8,866                            9,699                 7,066
          5/31/2003                9,393                           10,212                 7,439
          6/30/2003                9,485                           10,237                 7,534
          7/31/2003                9,759                           10,715                 7,666
          8/31/2003                9,759                           10,607                 7,816
          9/30/2003                9,778                           10,678                 7,733
         10/31/2003               10,420                           11,414                 8,171
         11/30/2003               10,466                           11,382                 8,243
         12/31/2003               10,783                           11,941                 8,675
          1/31/2004               11,065                           12,322                 8,834
          2/29/2004               11,404                           12,649                 8,957
          3/31/2004               11,255                           12,525                 8,822
          4/30/2004               10,605                           11,947                 8,684
          5/31/2004               10,803                           12,166                 8,802
          6/30/2004               10,791                           12,227                 8,973
          7/31/2004               10,678                           11,977                 8,676
          8/31/2004               10,848                           12,379                 8,711
          9/30/2004               10,864                           12,273                 8,805
         10/31/2004               10,949                           12,336                 8,940
         11/30/2004               11,233                           12,701                 9,302
         12/31/2004               11,572                           13,244                 9,618
          1/31/2005               11,327                           12,958                 9,384
          2/28/2005               11,265                           12,889                 9,581
          3/31/2005               10,950                           12,399                 9,411
          4/30/2005               10,796                           12,412                 9,233
          5/31/2005               11,073                           12,753                 9,526
          6/30/2005               11,288                           12,936                 9,540
          7/31/2005               11,535                           13,139                 9,895
          8/31/2005               11,288                           12,910                 9,804
          9/30/2005               11,444                           13,029                 9,884
         10/31/2005               11,754                           13,441                 9,719
         11/30/2005               12,248                           14,071                10,087
         12/31/2005               12,267                           14,102                10,090
          1/31/2006               12,461                           14,228                10,357
          2/28/2006               12,688                           14,516                10,385
          3/31/2006               12,701                           14,559                10,515
          4/30/2006               13,156                           15,190                10,656
          5/31/2006               12,701                           14,630                10,349
          6/30/2006               12,542                           14,540                10,363
          7/31/2006               12,867                           14,901                10,427
          8/31/2006               12,933                           15,073                10,675
          9/30/2006               13,489                           15,702                10,950
         10/31/2006               13,849                           16,083                11,307
         11/30/2006               13,914                           16,183                11,522
         12/31/2006               14,559                           16,808                11,684
          1/31/2007               14,559                           16,957                11,861
          2/28/2007               14,134                           16,451                11,629
          3/31/2007               14,067                           16,330                11,759
          4/30/2007               14,634                           17,005                12,280
          5/31/2007               14,988                           17,397                12,708
          6/30/2007               14,396                           16,676                12,497
          7/31/2007               13,294                           15,375                12,110
          8/31/2007               13,400                           15,613                12,291
          9/30/2007               13,853                           15,965                12,751
         10/31/2007               13,781                           15,676                12,954
         11/30/2007               12,817                           14,463                12,412
         12/31/2007               12,187                           13,677                12,326
          1/31/2008               12,027                           13,630                11,587
          2/29/2008               10,713                           12,097                11,210
          3/31/2008               10,525                           11,767                11,162
          4/30/2008               11,005                           12,537                11,705
          5/31/2008               10,405                           11,774                11,857
          6/30/2008                8,617                            9,611                10,857
          7/31/2008                9,181                           10,298                10,766
          8/31/2008                9,141                           10,187                10,922
          9/30/2008                8,694                            9,688                 9,948
         10/31/2008                6,622                            7,510                 8,278
         11/30/2008                5,525                            6,129                 7,684
         12/31/2008                5,612                            6,111                 7,765
          1/31/2009                4,383                            4,504                 7,111
          2/28/2009                3,850                            3,688                 6,354
          3/31/2009                4,449                            4,350                 6,910
          4/30/2009                5,149                            5,322                 7,572
          5/31/2009                5,644                            6,029                 7,995
          6/30/2009                5,520                            5,903                 8,011
          7/31/2009                6,179                            6,426                 8,617
          8/31/2009                6,797                            7,262                 8,928
          9/30/2009                7,003                            7,410                 9,261
         10/31/2009                6,550                            6,967                 9,089

----------
(1.) The S&P Financial Index is a market capitalization-weighted index of companies involved in activities such as banking, consumer finance, investment banking and brokerage, asset management, insurance and investment, and real estate, including REITS. You cannot invest directly in an Index.

(2.) The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market value weighted index with each stock's weight in the Index proportionate to its market value. You cannot invest directly in an Index.

(3.) The chart compares the performance of the WELLS FARGO ADVANTAGE SPECIALIZED
     FINANCIAL SERVICES FUND Class A for the most recent ten years with the S&P Financial Index and S&P 500 Index. The chart assumes a hypothetical investment of $10,000 in Class A shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 5.75%.

                     Wells Fargo Advantage Specialty Funds 7


Performance Highlights (Unaudited)

           WELLS FARGO ADVANTAGE SPECIALIZED FINANCIAL SERVICES FUND (CONTINUED)

MANAGER'S DISCUSSION

FUND HIGHLIGHTS

- The Fund's industry emphasis and stock selection process produced a return in excess of the S&P Financial Index (the benchmark).

- Relative to the benchmark, the Fund maintained higher exposure to the insurance industry and lower exposure to commercial banks. The Fund's overweight in insurance--as well as stock selection in this industry--contributed to the Fund's absolute and relative return. The Fund was underweight the commercial banking sector, which had the lowest return within the benchmark; however, the stocks held in the Fund underperformed those in the entire banking sector.

- The Fund invests predominantly in companies found within the financials sector and was impacted by the underperformance of financial stocks relative to the S&P 500 Index.

DURING THE FIRST HALF OF THE 12-MONTH PERIOD, CONCERN REGARDING THE VIABILITY OF THE GLOBAL FINANCIAL SYSTEM WAS MARKED BY UNPRECEDENTED STOCK PRICE VOLATILITY; THIS WAS FOLLOWED BY SIGNS OF STABILIZATION DURING THE SECOND HALF OF THE PERIOD.

The Fund's relative overexposure to the asset management industry(4), which has limited credit exposure, benefited the Fund during the period. All three of the Fund's holdings in this category produced positive returns. Invesco led the way and increased over 40%. Alliance Bernstein produced a total return of approximately 20% and Federated Investors had a total return of 12%. Improving stock and bond markets boosted assets under management and the earnings outlook for the three holdings.

We maintained an overweight to the insurance industry due to its relatively stable characteristics. Travelers, the fifth-largest Fund holding, produced a total return of nearly 20%. And, Life Insurers, reflecting a price recovery of its balance sheet assets, staged a major rebound. The stocks of Hartford and Genworth registered price gains in excess of 100%, and top-ten holding Prudential increased over 50%.

Within the investment banking industry, investors witnessed the rescue of Bear Stearns, the demise of Lehman Brothers, and the takeover of Merrill Lynch. The two surviving independent investment banking companies, Goldman

TEN LARGEST EQUITY HOLDINGS(5)
(AS OF OC TOBER 31, 2009)

JPMorgan Chase & Company               12.54%
Goldman Sachs Group Incorporated        6.67%
Bank of America Corporation             5.76%
U.S. Bancorp                            5.24%
The Travelers Companies Incorporated    4.08%
PNC Financial Services Group            3.94%
American Express Company                3.92%
Morgan Stanley                          3.28%
Prudential Financial Incorporated       3.06%
Bank of New York Mellon Corporation     3.05%

----------
(4.) The asset management industry is contained within the Security & Commodity
     Brokers, Dealers, Exchanges & Services category on the Industry Distribution chart on page 8.

(5.) The ten largest portfolio holdings are calculated based on the value of the securities divided by total investments of the Fund. Holdings are subject to change and may have changed since the date specified.

                     8 Wells Fargo Advantage Specialty Funds


                                              Performance Highlights (Unaudited)

WELLS FARGO ADVANTAGE SPECIALIZED FINANCIAL SERVICES FUND (CONTINUED)

Sachs and Morgan Stanley, required additional capital from Berkshire Hathaway and Mitsubishi Bank, respectively. However, when conditions improved, the stock prices of these two companies increased approximately 85% for the year. Goldman Sachs is the Fund's second-largest holding, and Morgan Stanley was a top-ten holding at the end of the period.

WEAK FUNDAMENTALS (INCREASED VACANCIES AND DECLINING RENTS) IN COMMERCIAL REAL ESTATE(6) CAUSED THE FUND TO MAINTAIN ITS LIMITED EXPOSURE TO REAL ESTATE INVESTMENT TRUSTS (REITS).

INDUSTRY DISTRIBUTION(7)
(AS OF OCTOBER 31, 2009)

                                   (PIE CHART)

Depository Institutions                                       (44%)
Diversified Manufacturing                                      (1%)
Holding & Other Investment Offices                             (3%)
Insurance Carriers                                            (23%)
Non-Depository Credit Institutions                             (9%)
Security & Commodity Brokers, Dealers, Exchanges & Services   (20%)

Due to the tendency of stocks within a specific industry to move similarly, the Fund placed greatest emphasis on industry exposures. The Fund did add two stocks, Citigroup and BB&T. Once it became clear that Citigroup would survive the financial system crisis, the Fund returned to the stock, in part, because of Citigroup's excellent global franchise. The Fund invested in BB&T as intense pressure within the financial industry resulted in an attractive valuation for this high-quality regional bank. Since the purchases, the stock prices for Citigroup and BB&T have increased 20% and 50%, respectively.

LOOKING FORWARD, WE REMAIN CAUTIOUSLY OPTIMISTIC.

Signs of stability have returned to the financial system, access to capital has improved, and credit spreads have narrowed. While unemployment remains at a high level, the global economy does seem to be improving. The rapid price decline of residential real estate has given way to price increases in some of the major markets. Losses in residential real estate and credit card loans seem to have peaked. While elevated losses are expected within commercial real estate, market participants appear to have already factored it into their analyses.

Despite the major price recovery of financial stocks from their March 2009 lows, valuations still remain quite attractive, both on a price-to-book and a price-to-normalized-earnings basis. In the past, early stages of an economic recovery have been characterized by strong performance for financial stocks, due in part to a steeply-sloped yield curve and peaking loan losses. If we continue to see signs of a normal credit cycle returning, we would anticipate increasing the Fund's exposure to banks and reducing its exposure to insurance companies.

----------
(6.) The commercial real estate industry is contained within the Holding & Other
     Investment Offices category on the Industry Distribution chart on page 8.

(7.) Industry distribution is subject to change and is calculated based on the total common stock investments of the Fund.

                     Wells Fargo Advantage Specialty Funds 9


Performance Highlights (Unaudited)

           WELLS FARGO ADVANTAGE SPECIALIZED FINANCIAL SERVICES FUND (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN (%) (OCTOBER 31, 2009)

                                Including Sales Charge                 Excluding Sales Charge            Expense Ratio
SPECIALIZED FINANCIAL    ------------------------------------   ------------------------------------   -----------------
SERVICES FUND            6 Month*   1 Year   5 Year   10 Year   6 Month*   1 Year   5 Year   10 Year   Gross(8)   Net(9)
----------------------   --------   ------   ------   -------   --------   ------   ------   -------   --------   ------
Class A (SIFEX)            19.89    (6.78)   (10.83)   (4.14)     27.20    (1.09)    (9.77)   (3.57)     1.65%     1.35%
Class B (SIFBX)**          22.20    (6.51)   (10.96)   (4.16)     27.20    (1.51)   (10.34)   (4.16)     2.40%     2.10%
Class C (SIFCX)            26.42    (2.46)   (10.31)   (4.29)     27.42    (1.46)   (10.31)   (4.29)     2.40%     2.10%
S&P Financial Index(1)                                            30.89    (7.24)   (10.80)   (3.56)
S&P 500 Index(2)                                                  20.04     9.80      0.33    (0.95)

*    Returns for periods of less than one year are not annualized.

** Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE - www.wellsfargo.com/advantagefunds.

FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 5.75%. FOR CLASS B SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 5.00%. FOR CLASS C SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. PERFORMANCE INCLUDING SALES CHARGES ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD.

Stock fund values fluctuate in response to the activities of individual companies and general market and economic conditions. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This fund is exposed to financial services sector risk and smaller company securities risk. Consult the Fund's prospectus for additional information on these and other risks.

----------
(8.) Reflects the gross expense ratio as stated in the March 1, 2009 prospectus.

(9.) The investment adviser has contractually committed through February 28, 2010, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown. Without these reductions, the Fund's returns would have been lower.

                    10 Wells Fargo Advantage Specialty Funds


                                              Performance Highlights (Unaudited)

WELLS FARGO ADVANTAGE SPECIALIZED TECHNOLOGY FUND

INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE SPECIALIZED TECHNOLOGY FUND (the Fund) seeks long-term capital appreciation.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC

SUBADVISER

RCM Capital Management, LLC

PORTFOLIO MANAGERS

Huachen Chen, CFA
Walter C. Price, Jr., CFA

FUND INCEPTION

September 18, 2000

PERFORMANCE SUMMARY

12-MONTH TOTAL RETURN AS OF OCTOBER 31, 2009

SPECIALIZED TECHNOLOGY FUND              1 YEAR
---------------------------              ------
Investor Class                           28.44%
S&P North American Technology Index(1)   32.14%
S&P 500 Index(2)                          9.80%

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE - www.wellsfargo.com/advantagefunds.

INVESTOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. NET AND GROSS EXPENSE RATIOS FOR INVESTOR CLASS SHARES ARE 1.85% AND 1.92%, RESPECTIVELY. THE INVESTMENT ADVISER HAS CONTRACTUALLY COMMITTED THROUGH FEBRUARY 28, 2010, TO WAIVE FEES AND/OR REIMBURSE EXPENSES TO THE EXTENT NECESSARY TO MAINTAIN THE NET OPERATING EXPENSE RATIO SHOWN.

GROWTH OF $10,000 INVESTMENT(3)
(AS OF OCTOBER 31, 2009)

                               (PERFORMANCE GRAPH)

                WELLS FARGO ADVANTAGE SPECIALIZED   WELLS FARGO ADVANTAGE SPECIALIZED   S&P NORTH AMERICAN TECHNOLOGY
                    TECHNOLOGY FUND - CLASS A       TECHNOLOGY FUND - INVESTOR CLASS                 INDEX             S&P 500 INDEX
                ---------------------------------   ---------------------------------   -----------------------------  -------------
    9/18/2000            9,425                                 10,000                           10,000                  10,000
    9/30/2000            9,529                                 10,109                            9,525                   9,948
   10/31/2000            8,426                                  8,938                            8,806                   9,906
   11/30/2000            6,909                                  7,328                            6,789                   9,125
   12/31/2000            6,437                                  6,827                            6,207                   9,169
    1/31/2001            6,795                                  7,206                            7,225                   9,495
    2/28/2001            5,014                                  5,316                            5,222                   8,629
    3/31/2001            4,326                                  4,586                            4,497                   8,082
    4/30/2001            4,637                                  4,915                            5,355                   8,710
    5/31/2001            4,373                                  4,635                            5,142                   8,769
    6/30/2001            4,232                                  4,484                            5,155                   8,555
    7/31/2001            3,827                                  4,054                            4,788                   8,471
    8/31/2001            3,327                                  3,525                            4,165                   7,941
    9/30/2001            2,846                                  3,015                            3,322                   7,300
   10/31/2001            3,261                                  3,454                            3,856                   7,439
   11/30/2001            3,789                                  4,012                            4,513                   8,009
   12/31/2001            3,968                                  4,202                            4,433                   8,080
    1/31/2002            3,817                                  4,041                            4,428                   7,962
    2/28/2002            3,252                                  3,442                            3,837                   7,808
    3/31/2002            3,582                                  3,791                            4,110                   8,102
    4/30/2002            3,167                                  3,352                            3,606                   7,611
    5/31/2002            2,950                                  3,122                            3,459                   7,555
    6/30/2002            2,686                                  2,842                            2,970                   7,016
    7/31/2002            2,432                                  2,573                            2,670                   6,469
    8/31/2002            2,375                                  2,512                            2,635                   6,512
    9/30/2002            2,102                                  2,223                            2,165                   5,804
   10/31/2002            2,432                                  2,572                            2,638                   6,315
   11/30/2002            2,714                                  2,870                            3,099                   6,687
   12/31/2002            2,328                                  2,461                            2,648                   6,294
    1/31/2003            2,337                                  2,471                            2,624                   6,129
    2/28/2003            2,319                                  2,451                            2,664                   6,037
    3/31/2003            2,300                                  2,430                            2,634                   6,095
    4/30/2003            2,573                                  2,719                            2,909                   6,598
    5/31/2003            3,025                                  3,197                            3,234                   6,945
    6/30/2003            3,205                                  3,386                            3,226                   7,034
    7/31/2003            3,421                                  3,614                            3,411                   7,158
    8/31/2003            3,648                                  3,853                            3,647                   7,298
    9/30/2003            3,704                                  3,912                            3,593                   7,220
   10/31/2003            4,090                                  4,319                            3,944                   7,629
   11/30/2003            4,053                                  4,279                            4,020                   7,696
   12/31/2003            4,015                                  4,239                            4,082                   8,100
    1/31/2004            4,298                                  4,537                            4,274                   8,249
    2/29/2004            4,156                                  4,387                            4,153                   8,363
    3/31/2004            4,147                                  4,376                            4,039                   8,237
    4/30/2004            3,921                                  4,137                            3,803                   8,108
    5/31/2004            4,147                                  4,375                            4,014                   8,219
    6/30/2004            4,279                                  4,514                            4,113                   8,378
    7/31/2004            3,808                                  4,016                            3,723                   8,101
    8/31/2004            3,695                                  3,896                            3,537                   8,133
    9/30/2004            3,893                                  4,105                            3,660                   8,221
   10/31/2004            4,270                                  4,502                            3,854                   8,347
   11/30/2004            4,590                                  4,839                            4,072                   8,685
   12/31/2004            4,741                                  4,997                            4,201                   8,980
    1/31/2005            4,364                                  4,599                            3,924                   8,761
    2/28/2005            4,373                                  4,609                            3,931                   8,945
    3/31/2005            4,279                                  4,509                            3,836                   8,787
    4/30/2005            4,109                                  4,330                            3,640                   8,620
    5/31/2005            4,505                                  4,747                            3,970                   8,895
    6/30/2005            4,420                                  4,658                            3,893                   8,907
    7/31/2005            4,543                                  4,787                            4,156                   9,239
    8/31/2005            4,647                                  4,886                            4,124                   9,154
    9/30/2005            4,910                                  5,174                            4,166                   9,228
   10/31/2005            4,901                                  5,164                            4,092                   9,075
   11/30/2005            5,033                                  5,303                            4,366                   9,418
   12/31/2005            5,127                                  5,403                            4,286                   9,421
    1/31/2006            5,504                                  5,800                            4,445                   9,671
    2/28/2006            5,250                                  5,522                            4,377                   9,697
    3/31/2006            5,476                                  5,760                            4,476                   9,818
    4/30/2006            5,448                                  5,730                            4,446                   9,949
    5/31/2006            4,920                                  5,174                            4,120                   9,663
    6/30/2006            4,788                                  5,035                            4,063                   9,676
    7/31/2006            4,609                                  4,846                            3,889                   9,736
    8/31/2006            4,882                                  5,134                            4,193                   9,967
    9/30/2006            4,986                                  5,244                            4,362                  10,224
   10/31/2006            5,137                                  5,403                            4,536                  10,558
   11/30/2006            5,410                                  5,681                            4,700                  10,758
   12/31/2006            5,448                                  5,720                            4,671                  10,909
    1/31/2007            5,570                                  5,859                            4,747                  11,074
    2/28/2007            5,429                                  5,700                            4,650                  10,858
    3/31/2007            5,401                                  5,671                            4,671                  10,979
    4/30/2007            5,551                                  5,830                            4,905                  11,465
    5/31/2007            5,815                                  6,108                            5,117                  11,865
    6/30/2007            6,023                                  6,316                            5,157                  11,668
    7/31/2007            6,136                                  6,445                            5,121                  11,307
    8/31/2007            6,296                                  6,604                            5,269                  11,476
    9/30/2007            6,777                                  7,111                            5,488                  11,905
   10/31/2007            7,380                                  7,736                            5,855                  12,095
   11/30/2007            6,918                                  7,260                            5,396                  11,589
   12/31/2007            7,003                                  7,349                            5,462                  11,509
    1/31/2008            6,041                                  6,336                            4,771                  10,818
    2/29/2008            5,872                                  6,157                            4,608                  10,467
    3/31/2008            5,768                                  6,048                            4,650                  10,422
    4/30/2008            6,239                                  6,545                            4,988                  10,929
    5/31/2008            6,588                                  6,902                            5,304                  11,071
    6/30/2008            5,957                                  6,247                            4,798                  10,137
    7/31/2008            5,881                                  6,167                            4,766                  10,052
    8/31/2008            5,881                                  6,167                            4,869                  10,197
    9/30/2008            5,052                                  5,293                            4,197                   9,289
   10/31/2008            4,260                                  4,469                            3,427                   7,729
   11/30/2008            3,751                                  3,933                            3,041                   7,174
   12/31/2008            3,855                                  4,042                            3,095                   7,250
    1/31/2009            3,713                                  3,893                            3,028                   6,639
    2/28/2009            3,544                                  3,714                            2,899                   5,932
    3/31/2009            3,930                                  4,121                            3,242                   6,452
    4/30/2009            4,430                                  4,648                            3,680                   7,070
    5/31/2009            4,618                                  4,846                            3,788                   7,465
    6/30/2009            4,788                                  5,015                            3,907                   7,480
    7/31/2009            5,118                                  5,363                            4,262                   8,046
    8/31/2009            5,250                                  5,502                            4,367                   8,336
    9/30/2009            5,570                                  5,839                            4,567                   8,647
   10/31/2009            5,476                                  5,740                            4,529                   8,486

----------
(1.) The S&P North American Technology Index (formerly the Goldman Sachs
     Technology Index) is a modified capitalization-weighted index of selected technology stocks. You cannot invest directly in an Index.

(2.) The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market value weighted index with each stock's weight in the Index proportionate to its market value. You cannot invest directly in an Index.

(3.) The chart compares the performance of the WELLS FARGO ADVANTAGE SPECIALIZED
     TECHNOLOGY FUND Class A and Investor Class for the life of the Fund with the S&P North American Technology Index and S&P 500 Index. The chart assumes a hypothetical investment of $10,000 in Class A and Investor Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 5.75%.

                    Wells Fargo Advantage Specialty Funds 11


Performance Highlights (Unaudited)

                   WELLS FARGO ADVANTAGE SPECIALIZED TECHNOLOGY FUND (CONTINUED)

MANAGER'S DISCUSSION

FUND HIGHLIGHTS

- The Fund underperformed its benchmark, in part, because of our conservative positioning during the period.

- Our overweight exposure to consumer services was a detractor. Nintendo, for example, hurt Fund performance on a relative basis, and in general, video game stocks did not do well.

- Strong stock selection in information technology (IT) services and computers and peripherals, specifically in Cognizant Technology and Apple Computer, contributed to Fund performance on an absolute basis, while our solid stock selection in the semiconductors sector aided the Fund's relative performance.

IT WAS ALMOST AS IF TWO DIFFERENT MARKETS WERE AT WORK DURING THE 12-MONTH
PERIOD.

During the first six months, the aftermath of the Lehman Brothers bankruptcy rattled the financial markets, and technology stocks were hit very hard as investors shunned risk. Within the technology sectors, investors retreated to the large capitalization stocks, and several of our mid-cap, high-growth stocks were badly hit. There were also hedge fund liquidations during the same time that created selling pressure on the mid-cap, high-growth stocks in the Fund's portfolio, and buyers were hard to find.

In contrast, the six months that began in April 2009 told a different story. The market started to show signs of stabilizing in response to government stimulus plans and guarantees. Companies began to order technology products again, and consumers continued to buy LCD TVs, smart phones, and computers. The Chinese stimulus program was particularly effective, and that economy emerged as one of the strongest. At first, all technology stocks benefited from the market's turnaround, but later the small- to mid-cap growth stocks with solid business practices became the prime beneficiaries. Many semiconductor companies saw their operating costs increase significantly within a few months. Technology stocks were quickly helped by cost-cutting efforts that helped to produce better-than-expected results for the first two quarters of 2009. Solid cash positions also helped many of the stocks to stabilize during the earlier downward trend.

                    12 Wells Fargo Advantage Specialty Funds


                                              Performance Highlights (Unaudited)

WELLS FARGO ADVANTAGE SPECIALIZED TECHNOLOGY FUND (CONTINUED)

TEN LARGEST EQUITY HOLDINGS(4)
(AS OF OCTOBER 31, 2009)

Microsoft Corporation                                11.20%
Hewlett-Packard Company                               7.39%
Apple Incorporated                                    6.63%
Google Incorporated Class A                           4.90%
Intel Corporation                                     4.81%
EMC Corporation                                       3.69%
Amazon.com Incorporated                               3.06%
Cognizant Technology Solutions Corporation Class A    2.87%
Dell Incorporated                                     2.66%
Riverbed Technology Incorporated                      2.60%

INDUSTRY DISTRIBUTION(5)
(AS OF OCTOBER 31, 2009)

                                   (PIE CHART)

Business Services                                                       (35%)
Chemicals & Allied Products                                              (1%)
Communications                                                           (8%)
Construction Special Trade Contractors                                   (1%)
E-Commerce/Services                                                      (3%)
Electronic & Other Electrical Equipment & Components, Except Computer
   Equipment                                                            (17%)
Engineering                                                              (1%)
Industrial & Commercial Machinery & Computer Equipment                  (25%)
Information & Business Services                                          (6%)
Internet Software                                                        (1%)
Semiconductor Equipment Manufacturing & Related                          (2%)

STRONG STOCK SELECTION IN THE SEMICONDUCTORS SECTOR HELPED THE FUND'S RELATIVE PERFORMANCE DURING THE PERIOD.

We boosted the sector weighting in semiconductor companies in early 2009, and many of the increases, such as Samsung Electronics and Infineon Technologies, performed well. The Fund also had a large position in Chinese Internet companies, such as Tencent Holdings and Netease.com, which also contributed to the Fund's relative performance. Finally, another top contributor to the Fund during the year was Data Domain. The stock had hurt Fund performance during the first six months of the 12-month period but recovered nicely when the company was bought out by EMC Corp. To pay for these purchases, we reduced the Fund's positions in Oracle, Qualcomm, and Cisco.

Strong stock selection in IT services and computers and peripherals, specifically in Cognizant Technology and Apple Computer, contributed to Fund performance on an absolute basis. In the case of Cognizant, the company's exposure to the health care sector resulted in strong growth during a period of slow growth for the services companies. In the case of Apple, the iPhone was a transformational product and helped boost the company into the leading position in the cell-phone market.

On the negative side, the Fund's overweight exposure to consumer services was a detractor. Nintendo hurt Fund performance on a relative basis, and in general, video game stocks did not do well; this has been true since the peak of this product cycle, which we have identified as 2007 through 2008. We sold out of the position in Nintendo because we believed that the applications on the iPhone were affecting Nintendo's portable game business in an adverse way.

----------
(4.) The ten largest portfolio holdings are calculated based on the value of the securities divided by total investments of the Fund. Holdings are subject to change and may have changed since the date specified.

(5.) Industry distribution is subject to change and is calculated based on the total common stock investments of the Fund.

                    Wells Fargo Advantage Specialty Funds 13


Performance Highlights (Unaudited)

                   WELLS FARGO ADVANTAGE SPECIALIZED TECHNOLOGY FUND (CONTINUED)

OUR INVESTMENT PHILOSOPHY FOR MORE THAN 20 YEARS HAS BEEN TO INVEST IN HIGH-GROWTH, NEW-MARKET NICHE COMPANIES, BUT IN TODAY'S MARKET, WE RECOGNIZE THAT THIS VIEW MAY BE RISKY.

Since mid-August 2009 we have positioned the Fund to take advantage of what we believe will be increased spending by businesses on internal infrastructure beginning in the fourth quarter of 2009 and continuing in 2010. We believe this will be led by the storage and server sectors, and as a result increased our holdings in Hewlett-Packard, Microsoft, and EMC Corp. We are enthusiastic about Microsoft's Windows 7 and the high returns offered by the new servers with lower-power processors from Intel and software from the EMC subsidiary, Vmware, that allows more than ten workloads to be put on one server.

We are beginning to reduce our holdings in semiconductors because we believe that the rapid pace of price increases, combined with inventory restocking and production improvements, will soon decelerate. We continue to have a large part of the Fund in selected mid-cap companies that we believe can show accelerating growth as the economy recovers. These include such companies as F5 Networks and Salesforce.com. Recently, we began to buy back solar stocks after reducing our positions earlier in the year. We believe that the lower prices and global focus on clean energy are finally boosting growth in the alternative-energy industry.

                    14 Wells Fargo Advantage Specialty Funds


                                              Performance Highlights (Unaudited)

WELLS FARGO ADVANTAGE SPECIALIZED TECHNOLOGY FUND (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN(6) (%)(OCTOBER 31, 2009)

                                   Including Sales Charge                      Excluding Sales Charge              Expense Ratio
                         -----------------------------------------   -----------------------------------------   -----------------
                         6 Month*   1 Year   5 Year   Life of Fund   6 Month*   1 Year   5 Year   Life of Fund   Gross(7)   Net(8)
                         --------   ------   ------   ------------   --------   ------   ------   ------------   --------   ------
Class A (WFSTX)            16.43     21.04    3.85       (6.39)        23.62     28.54    5.10       (5.78)        1.82%     1.75%
Class B (WFTBX)**          17.90     22.53    3.97       (6.34)        22.90     27.53    4.31       (6.34)        2.57%     2.50%
Class C (WFTCX)            21.95     26.59    4.31       (6.52)        22.95     27.59    4.31       (6.52)        2.57%     2.50%
Investor Class (WFTZX)                                                 23.50     28.44    4.98       (5.91)        1.92%     1.85%
S&P North American
   Technology Index(1)                                                 23.08     32.14    3.28       (8.32)
S&P 500 Index(2)                                                       20.04      9.80    0.33       (1.78)

*    Returns for periods of less than one year are not annualized.

** Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE - www.wellsfargo.com/advantagefunds.

FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 5.75%. FOR CLASS B SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 5.00%. FOR CLASS C SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. PERFORMANCE INCLUDING SALES CHARGES ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. INVESTOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE.

Please keep in mind that high double-digit returns were primarily achieved during favorable market conditions. You should not expect that such favorable returns can be consistently achieved. A Fund's performance, especially for very short time periods, should not be the sole factor in making your investment decision. Stock fund values fluctuate in response to the activities of individual companies and general market and economic conditions. The use of derivatives may reduce returns and/or increase volatility. Active trading results in increased turnover and trading expenses, and may generate higher short-term capital gains. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This fund is exposed to foreign investment risk, nondiversification risk, smaller company securities risk and technology sector risk. Consult the Fund's prospectus for additional information on these and other risks.

----------
(6.) Investor Class shares incepted on April 11, 2005. Effective June 20, 2008,
     Class Z was renamed Investor Class and modified to assume the features and attributes of the Investor Class. Performance shown prior to the inception of the Investor Class reflects the performance of the Class A shares, adjusted to reflect Class Z expenses.

(7.) Reflects the gross expense ratio as stated in the March 1, 2009 prospectus.

(8.) The investment adviser has contractually committed through February 28, 2010, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown. Without these reductions, the Fund's returns would have been lower.

                                          THIS PAGE IS INTENTIONALLY LEFT BLANK.

                    16 Wells Fargo Advantage Specialty Funds


                                                       Fund Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees (if any) and exchange fees (if any); and (2) ongoing costs, including management fees; distribution (12b-1) and/or shareholder service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire six-month period, from May 1, 2009 to October 31, 2009.

ACTUAL EXPENSES

The "Actual" line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Actual" line under the heading entitled "Expenses Paid During Period" for your applicable class of shares to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The "Hypothetical" line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the "Hypothetical" line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                             Beginning         Ending        Expenses
                                           Account Value   Account Value   Paid During     Net Annual
SPECIALIZED FINANCIAL SERVICES FUND          05-01-2009      10-31-2009     Period(1)    Expense Ratio
-----------------------------------        -------------   -------------   -----------   -------------
CLASS A
Actual                                       $1,000.00       $1,272.00        $ 7.73         1.35%
Hypothetical (5% Return before expenses)     $1,000.00       $1,018.40        $ 6.87         1.35%
CLASS B
Actual                                       $1,000.00       $1,272.00        $12.03         2.10%
Hypothetical (5% Return before expenses)     $1,000.00       $1,014.62        $10.66         2.10%
CLASS C
Actual                                       $1,000.00       $1,274.20        $12.04         2.10%
Hypothetical (5% Return before expenses)     $1,000.00       $1,014.62        $10.66         2.10%

                    Wells Fargo Advantage Specialty Funds 17


Fund Expenses (Unaudited)

                                             Beginning         Ending        Expenses
                                           Account Value   Account Value   Paid During     Net Annual
SPECIALIZED TECHNOLOGY FUND                  05-01-2009      10-31-2009     Period(1)    Expense Ratio
---------------------------                -------------   -------------   -----------   -------------
CLASS A
Actual                                       $1,000.00       $1,236.20        $ 9.86         1.75%
Hypothetical (5% Return before expenses)     $1,000.00       $1,016.38        $ 8.89         1.75%
CLASS B
Actual                                       $1,000.00       $1,229.00        $14.05         2.50%
Hypothetical (5% Return before expenses)     $1,000.00       $1,012.60        $12.68         2.50%
CLASS C
Actual                                       $1,000.00       $1,229.50        $14.05         2.50%
Hypothetical (5% Return before expenses)     $1,000.00       $1,012.60        $12.68         2.50%
INVESTOR CLASS
Actual                                       $1,000.00       $1,235.00        $10.42         1.86%
Hypothetical (5% Return before expenses)     $1,000.00       $1,015.88        $ 9.40         1.86%

----------
(1.) Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

                    18 Wells Fargo Advantage Specialty Funds


                                      Portfolio of Investments--October 31, 2009

SPECIALIZED FINANCIAL SERVICES FUND

  SHARES                                SECURITY NAME                                                                  VALUE
---------   --------------------------------------------------------------------                                   ------------
COMMON STOCKS: 99.22%
DEPOSITORY INSTITUTIONS: 44.07%
  362,035   BANK OF AMERICA CORPORATION                                                                            $  5,278,470
  104,778   BANK OF NEW YORK MELLON CORPORATION                                                                       2,793,381
   32,000   BB&T CORPORATION                                                                                            765,120
  358,000   CITIGROUP INCORPORATED                                                                                    1,464,220
   45,800   CITY NATIONAL CORPORATION<<                                                                               1,725,286
   14,242   CULLEN FROST BANKERS INCORPORATED                                                                           666,383
  274,962   JPMORGAN CHASE & Company                                                                                 11,485,163
   43,000   NORTHERN TRUST CORPORATION                                                                                2,160,750
   73,800   PNC FINANCIAL SERVICES GROUP                                                                              3,611,772
   44,500   STATE STREET CORPORATION                                                                                  1,868,110
   37,700   SUNTRUST BANKS INCORPORATED                                                                                 720,447
  206,800   US BANCORP                                                                                                4,801,896
   54,000   ZIONS BANCORPORATION<<                                                                                      764,640
                                                                                                                     38,105,638
                                                                                                                   ------------
DIVERSIFIED MANUFACTURING: 0.99%
   60,000   GENERAL ELECTRIC COMPANY                                                                                    855,600
                                                                                                                   ------------
HOLDING & OTHER INVESTMENT OFFICES: 2.83%
   51,000   PROLOGIS                                                                                                    577,830
   25,400   PUBLIC STORAGE INCORPORATED<<                                                                             1,869,440
                                                                                                                      2,447,270
                                                                                                                   ------------
INSURANCE CARRIERS: 22.60%
   41,200   ACE LIMITED                                                                                               2,116,032
  124,000   FIDELITY NATIONAL TITLE GROUP INCORPORATED                                                                1,682,680
   47,500   GENWORTH FINANCIAL INCORPORATED                                                                             504,450
   94,000   HARTFORD FINANCIAL SERVICES GROUP INCORPORATED                                                            2,304,880
   76,000   ING GROEP NV ADR                                                                                            980,400
   49,000   MANULIFE FINANCIAL CORPORATION                                                                              910,910
   58,500   MAX CAPITAL GROUP LIMITED                                                                                 1,208,025
   60,582   METLIFE INCORPORATED                                                                                      2,061,594
   62,000   PRUDENTIAL FINANCIAL INCORPORATED                                                                         2,804,260
   23,500   RENAISSANCERE HOLDINGS LIMITED                                                                            1,233,750
   75,000   THE TRAVELERS COMPANIES INCORPORATED                                                                      3,734,250
                                                                                                                     19,541,231
                                                                                                                   ------------
NON-DEPOSITORY CREDIT INSTITUTIONS: 8.98%
  103,000   AMERICAN EXPRESS COMPANY                                                                                  3,588,520
   73,000   CAPITAL ONE FINANCIAL CORPORATION                                                                         2,671,800
   94,000   PEOPLE'S UNITED FINANCIAL INCORPORATED                                                                    1,506,820
                                                                                                                      7,767,140
                                                                                                                   ------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 19.75%
   75,500   ALLIANCE BERNSTEIN HOLDING LP<<                                                                           2,036,990
  132,741   CHARLES SCHWAB CORPORATION<<                                                                              2,301,729
   68,000   FEDERATED INVESTORS INCORPORATED CLASS B                                                                  1,785,000
   35,900   GOLDMAN SACHS GROUP INCORPORATED                                                                          6,109,103
   87,200   INVESCO LIMITED                                                                                           1,844,280
   93,500   MORGAN STANLEY                                                                                            3,003,221
                                                                                                                     17,080,323
                                                                                                                   ------------
TOTAL COMMON STOCKS (COST $105,879,850)                                                                              85,797,202
                                                                                                                   ------------

                    Wells Fargo Advantage Specialty Funds 19


Portfolio of Investments--October 31, 2009

SPECIALIZED FINANCIAL SERVICES FUND

  SHARES                                SECURITY NAME                                  YIELD                           VALUE
---------   --------------------------------------------------------------------   -------------                   ------------
COLLATERAL FOR SECURITIES LENDING: 5.94%
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 1.16%
  249,468   AIM STIT-LIQUID ASSETS PORTFOLIO(s)                                         0.23%                      $    249,468
  249,468   BLACKROCK LIQUIDITY FUNDS TEMPFUND PORTFOLIO(s)                             0.17                            249,468
  249,468   DREYFUS CASH MANAGEMENT FUND INSTITUTIONAL(s)                               0.12                            249,468
  249,468   DWS MONEY MARKET SERIES INSTITUTIONAL(s)                                    0.21                            249,468
                                                                                                                        997,872
                                                                                                                   ------------

PRINCIPAL                                                                          INTEREST RATE   MATURITY DATE
---------                                                                          -------------   -------------
COLLATERAL INVESTED IN OTHER ASSETS: 4.78%
$  90,716   ABN AMRO NORTH AMERICA FINANCE INCORPORATED                                 0.11         11/02/2009          90,716
   64,635   ANTALIS US FUNDING CORPORATION++(p)                                         0.22         11/18/2009          64,628
   81,190   AUTOBAHN FUNDING COMPANY LLC++(p)                                           0.53         11/09/2009          81,180
   90,716   BANK OF AMERICA REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
               MORTGAGE BACKED SECURITIES (MATURITY VALUE $90,717)                      0.08         11/02/2009          90,716
   90,716   BANK OF IRELAND                                                             0.50         11/05/2009          90,716
  158,752   BARCLAYS CAPITAL INCORPORATED REPURCHASE AGREEMENT - 102%
               COLLATERALIZED BY MORTGAGE BACKED SECURITIES
               (MATURITY VALUE $158,753)                                                0.11         11/02/2009         158,752
   22,679   BEETHOVEN FUNDING CORPORATION++(p)                                          0.65         11/04/2009          22,677
   11,339   BEETHOVEN FUNDING CORPORATION++(p)                                          0.70         11/12/2009          11,337
   72,572   BELMONT FUNDING LLC++(p)                                                    0.50         11/03/2009          72,569
   54,429   BNP PARIBAS (PARIS)                                                         0.14         11/02/2009          54,429
   90,716   BNP PARIBAS SECURITIES CORPORATION REPURCHASE AGREEMENT - 102%
               COLLATERALIZED BY MORTGAGE BACKED SECURITIES
               (MATURITY VALUE $90,717)                                                 0.08         11/02/2009          90,716
  102,055   BRYANT BANK FUNDING++(p)                                                    0.19         11/23/2009         102,043
   18,143   CALCASIEU PARISH LA+/-ss                                                    0.40         12/01/2027          18,143
   24,947   CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY+/-ss                 0.20         06/01/2028          24,947
   80,832   CHARIOT FUNDING LLC++(p)                                                    0.19         11/23/2009          80,822
   75,272   CHEYNE FINANCE LLC+++/-####(a)(i)                                           0.00         02/25/2008           1,242
   57,952   CHEYNE FINANCE LLC+++/-####(a)(i)                                           0.00         05/19/2008             956
   12,008   COLORADO HOUSING & FINANCE AUTHORITY+/-ss                                   0.35         10/01/2038          12,008
   36,286   COOK COUNTY IL+/-ss                                                         0.40         11/01/2030          36,286
  140,609   DANSKE CORPORATION++                                                        0.20         11/05/2009         140,605
   81,644   DENVER CO CITY & COUNTY SCHOOL DISTRICT+/-ss                                0.45         12/15/2037          81,644
   56,697   DEXIA CREDIT LOCAL DE FRANCE SA                                             0.21         11/02/2009          56,697
  104,323   EKSPORTFINANS ASA++                                                         0.19         11/10/2009         104,317
  122,466   ERASMUS CAPITAL CORPORATION++(p)                                            0.23         11/09/2009         122,459
   54,429   FORTIS BANK NV SA                                                           0.18         11/02/2009          54,429
   21,563   GDF SUEZ++                                                                  0.20         11/18/2009          21,561
   78,015   GDF SUEZ++                                                                  0.18         11/23/2009          78,006
  160,934   GOLDMAN SACHS REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
               MORTGAGE BACKED SECURITIES (MATURITY VALUE $160,935)                     0.07         11/02/2009         160,934
  104,323   GOTHAM FUNDING CORPORATION++(p)                                             0.19         11/12/2009         104,316
   54,429   GROUPE BPCE                                                                 0.15         11/02/2009          54,429
  263,231   GRYPHON FUNDING LIMITED(a)(i)                                               0.00         08/05/2010          91,078
    7,484   HENRICO COUNTY VA ECONOMIC DEVELOPMENT AUTHORITY+/-ss                       0.29         11/01/2042           7,484
   68,037   HOUSTON TX UTILITY SYSTEM+/-ss                                              0.23         05/15/2034          68,037
   22,679   ILLINOIS EDUCATIONAL FACILITIES AUTHORITY REVENUE+/-ss                      0.26         07/01/2029          22,679
    9,072   INDIANA MUNICIPAL POWER AGENCY POWER SUPPLY SYSTEM+/-ss                     0.28         01/01/2018           9,072
   56,697   ING BANK NV AMSTERDAM                                                       0.20         11/02/2009          56,697
  104,323   IRISH LIFE & PERMANENT PLC++                                                0.50         11/18/2009         104,297
   90,716   JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
               MORTGAGE BACKED SECURITIES (MATURITY VALUE $90,717)                      0.08         11/02/2009          90,716

                    20 Wells Fargo Advantage Specialty Funds


                                      Portfolio of Investments--October 31, 2009

SPECIALIZED FINANCIAL SERVICES FUND

PRINCIPAL                               SECURITY NAME                              INTEREST RATE   MATURITY DATE       VALUE
---------   --------------------------------------------------------------------   -------------   -------------   ------------
COLLATERAL INVESTED IN OTHER ASSETS: (continued)
$  13,607   KANSAS CITY MO SPECIAL OBLIGATION+/-ss                                      0.28%        04/15/2025    $     13,607
   20,411   LOUISIANA PUBLIC FACILITIES AUTHORITY+/-ss                                  0.19         10/01/2033          20,411
  104,323   MANHATTAN ASSET FUNDING COMPANY++(p)                                        0.18         11/03/2009         104,321
  149,907   MASSACHUSETTS HEFA+/-ss                                                     0.24         10/01/2034         149,907
   19,504   MISSISSIPPI STATE GO+/-ss                                                   0.40         11/01/2028          19,504
   17,236   MONTGOMERY COUNTY TN PUBLIC BUILDING+/-ss                                   0.23         02/01/2036          17,236
   34,018   NATEXIS BANQUES POPULAIRES                                                  0.20         11/03/2009          34,018
   22,679   NATEXIS BANQUES POPULAIRES                                                  0.20         11/10/2009          22,678
    9,072   NEW JERSEY STATE TURNPIKE AUTHORITY+/-ss                                    0.40         01/01/2018           9,072
    6,804   NIEUW AMSTERDAM RECEIVABLES CORPORATION++(p)                                0.25         11/10/2009           6,803
   28,848   NORTH DAKOTA HOUSING FINANCE AGENCY+/-ss                                    0.29         01/01/2034          28,848
   69,765   REGENCY MARKETS #1 LLC++(p)                                                 0.20         11/10/2009          69,761
   52,161   RHEINGOLD SECURITISATION LIMITED++(p)                                       0.30         11/10/2009          52,157
   63,501   SAN ANTONIO TX EDUCATION FACILITIES CORPORATION+/-ss                        0.16         12/01/2028          63,501
   15,875   SANTANDER US DEBT SA UNIPERSONAL++                                          0.37         11/20/2009          15,876
   10,886   SCALDIS CAPITAL LIMITED++(p)                                                0.26         11/13/2009          10,885
   95,251   SCALDIS CAPITAL LIMITED++(p)                                                0.26         11/19/2009          95,238
  145,145   SOCIETE GENERALE BANNON LLC                                                 0.19         11/02/2009         145,145
  145,145   STARBIRD FUNDING CORPORATION++(p)                                           0.20         11/03/2009         145,143
   68,037   SURREY FUNDING CORPORATION++(p)                                             0.20         11/23/2009          68,028
   56,697   TASMAN FUNDING INCORPORATED(p)                                              0.25         11/04/2009          56,696
   45,358   TASMAN FUNDING INCORPORATED(p)                                              0.26         11/04/2009          45,356
   92,766   TULIP FUNDING CORPORATION++(p)                                              0.18         11/10/2009          92,761
   40,822   TULSA COUNTY OK INDUSTRIAL AUTHORITY REVENUE+/-ss                           0.24         07/01/2032          40,822
   18,143   UNICREDIT DELAWARE INCORPORATED++                                           0.25         11/09/2009          18,142
   90,716   UNICREDITO ITALIANO (NEW YORK)                                              0.23         11/27/2009          90,716
   13,607   VERMONT STATE STUDENT ASSISTANCE CORPORATION+/-ss                           0.27         12/15/2040          13,607
  336,851   VFNC CORPORATION+++/-(a)(i)                                                 0.24         09/30/2010         151,583
                                                                                                                      4,136,162
                                                                                                                   ------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $5,146,690)                                                             5,134,034
                                                                                                                   ------------

  SHARES                                                                               YIELD
---------                                                                          -------------
SHORT-TERM INVESTMENTS: 0.75%
  645,808   WELLS FARGO ADVANTAGE MONEY MARKET TRUST(s)~+++                             0.15                            645,808
                                                                                                                   ------------
TOTAL SHORT-TERM INVESTMENTS (COST $645,808)                                                                            645,808
                                                                                                                   ------------
TOTAL INVESTMENTS IN SECURITIES
(COST $111,672,348)*                105.91%                                                                        $ 91,577,044
OTHER ASSETS AND LIABILITIES, NET    (5.91)                                                                          (5,109,979)
                                    ------                                                                         ------------
TOTAL NET ASSETS                    100.00%                                                                        $ 86,467,065
                                    ------                                                                         ------------

                    Wells Fargo Advantage Specialty Funds 21


Portfolio of Investments--October 31, 2009

SPECIALIZED FINANCIAL SERVICES FUND

----------
<<   All or a portion of this security is on loan.

(s)  Rate shown is the 1-day yield at period end.

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

(p)  Asset-backed commercial paper.

+/-  Variable rate investments.

ss These securities are subject to a demand feature which reduces the effective maturity.

#### This security is currently in default with regards to scheduled interest and/or principal payments.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

(i)  Illiquid security.

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The Wells Fargo Advantage Money Market Fund does not pay an investment advisory fee.

+++  Short-term security of an affiliate of the Fund with a cost of $645,808.

* Cost for federal income tax purposes is $112,767,653 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation   $  8,702,942
Gross unrealized depreciation    (29,893,551)
                                ------------
Net unrealized depreciation     $(21,190,609)

The accompanying notes are an integral part of these financial statements.

                    22 Wells Fargo Advantage Specialty Funds


                                      Portfolio of Investments--October 31, 2009

SPECIALIZED TECHNOLOGY FUND

  SHARES                                SECURITY NAME                                                                  VALUE
----------   -------------------------------------------------------------------                                   ------------
COMMON STOCKS: 94.05%
BUSINESS SERVICES: 33.20%
   137,955   ACTIVISION BLIZZARD INCORPORATED+                                                                     $  1,494,053
     8,845   BAIDU.COM INCORPORATED ADR+                                                                              3,342,702
   142,090   COGNIZANT TECHNOLOGY SOLUTIONS CORPORATION CLASS A+                                                      5,491,779
   110,435   F5 NETWORKS INCORPORATED+                                                                                4,957,427
    14,120   JUNIPER NETWORKS INCORPORATED+                                                                             360,201
    85,570   MCAFEE INCORPORATED+                                                                                     3,583,672
   772,685   MICROSOFT CORPORATION                                                                                   21,426,555
    50,080   NETEASE.COM INCORPORATED ADR<<+                                                                          1,934,090
   185,135   ORACLE CORPORATION                                                                                       3,906,349
    35,885   RED HAT INCORPORATED+                                                                                      926,192
    80,485   SALESFORCE.COM INCORPORATED+                                                                             4,567,524
    96,300   SINA CORPORATION<<+                                                                                      3,600,657
    78,404   SUCCESSFACTORS INCORPORATED+                                                                             1,198,797
    52,965   VERISK ANALYTICS INCORPORATED CLASS A+                                                                   1,452,830
    68,456   VMWARE INCORPORATED+                                                                                     2,630,764
    74,865   YAHOO! INCORPORATED+                                                                                     1,190,354
                                                                                                                     62,063,946
                                                                                                                   ------------
CHEMICALS & ALLIED PRODUCTS: 0.82%
    22,945   MONSANTO COMPANY                                                                                         1,541,445
                                                                                                                   ------------
COMMUNICATIONS: 7.20%
   132,325   AMERICAN TOWER CORPORATION CLASS A+                                                                      4,872,207
    56,278   BHARTI AIRTEL LIMITED                                                                                      350,921
 1,138,000   CHINA TELECOM CORPORATION LIMITED                                                                          502,970
    15,026   CHINA TELECOM CORPORATION LIMITED ADR                                                                      660,843
    38,070   EQUINIX INCORPORATED+                                                                                    3,248,132
   219,000   TENCENT HOLDINGS LIMITED                                                                                 3,813,354
                                                                                                                     13,448,427
                                                                                                                   ------------
COMMUNICATIONS EQUIPMENT: 0.26%
    11,790   QUALCOMM INCORPORATED                                                                                      488,224
                                                                                                                   ------------
CONSTRUCTION SPECIAL TRADE CONTRACTORS: 1.01%
    89,170   QUANTA SERVICES INCORPORATED+                                                                            1,890,404
                                                                                                                   ------------
E-COMMERCE/SERVICES: 3.13%
    49,315   AMAZON.COM INCORPORATED<<+                                                                               5,859,115
                                                                                                                   ------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 16.08%
    95,655   AMPHENOL CORPORATION CLASS A                                                                             3,837,679
   119,175   ANALOG DEVICES INCORPORATED                                                                              3,054,455
    21,255   CISCO SYSTEMS INCORPORATED+                                                                                485,677
   481,540   INTEL CORPORATION                                                                                        9,202,229
   539,025   MOTOROLA INCORPORATED                                                                                    4,619,444
   163,005   NETAPP INCORPORATED+                                                                                     4,409,285
   130,395   NOKIA OYJ ADR<<                                                                                          1,644,281
   417,875   ON SEMICONDUCTOR CORPORATION+                                                                            2,795,584
                                                                                                                     30,048,634
                                                                                                                   ------------
ENGINEERING: 0.62%
    17,191   ABB LIMITED                                                                                                319,776
    44,785   ABB LIMITED ADR                                                                                            829,866
                                                                                                                      1,149,642
                                                                                                                   ------------

                    Wells Fargo Advantage Specialty Funds 23


Portfolio of Investments--October 31, 2009

SPECIALIZED TECHNOLOGY FUND

  SHARES                                SECURITY NAME                                                                  VALUE
----------   -------------------------------------------------------------------                                   ------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 23.79%
    67,260   APPLE INCORPORATED+                                                                                   $ 12,678,510
   351,110   DELL INCORPORATED+                                                                                       5,087,584
   429,025   EMC CORPORATION+                                                                                         7,066,042
   297,765   HEWLETT-PACKARD COMPANY                                                                                 14,131,927
   242,710   RIVERBED TECHNOLOGY INCORPORATED+                                                                        4,973,128
       874   SAMSUNG ELECTRONICS COMPANY LIMITED                                                                        525,915
                                                                                                                     44,463,106
                                                                                                                   ------------
INFORMATION & BUSINESS SERVICES: 5.01%
    17,475   GOOGLE INCORPORATED CLASS A+                                                                             9,368,697
                                                                                                                   ------------
INTERNET SOFTWARE: 0.86%
    73,105   AUTONOMY CORPORATION PLC+                                                                                1,607,332
                                                                                                                   ------------
SEMICONDUCTOR EQUIPMENT MANUFACTURING & RELATED: 1.77%
    62,795   ACER INCORPORATED SPONSORED GDR                                                                            753,540
    40,300   ADVANTEST CORPORATION                                                                                      890,084
   370,060   INFINEON TECHNOLOGIES AG+                                                                                1,666,362
                                                                                                                      3,309,986
                                                                                                                   ------------
TRANSPORTATION EQUIPMENT: 0.30%
    23,185   JOHNSON CONTROLS INCORPORATED                                                                              554,583
                                                                                                                   ------------
TOTAL COMMON STOCKS (COST $170,879,869)                                                                             175,793,541
                                                                                                                   ------------

                                                                                       YIELD
                                                                                   -------------
COLLATERAL FOR SECURITIES LENDING: 4.44%
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 0.80%
   374,707   AIM STIT-LIQUID ASSETS PORTFOLIO(s)                                        0.23%                           374,707
   374,707   BLACKROCK LIQUIDITY FUNDS TEMPFUND PORTFOLIO(s)                            0.17                            374,707
   374,707   DREYFUS CASH MANAGEMENT FUND INSTITUTIONAL(s)                              0.12                            374,707
   374,707   DWS MONEY MARKET SERIES INSTITUTIONAL(s)                                   0.21                            374,707
                                                                                                                      1,498,828
                                                                                                                   ------------

 PRINCIPAL                                                                         INTEREST RATE   MATURITY DATE
----------                                                                         -------------   -------------
COLLATERAL INVESTED IN OTHER ASSETS: 3.64%
$  136,257   ABN AMRO NORTH AMERICA FINANCE INCORPORATED                                0.11         11/02/2009         136,257
    97,083   ANTALIS US FUNDING CORPORATION++(p)                                        0.22         11/18/2009          97,073
   121,950   AUTOBAHN FUNDING COMPANY LLC++(p)                                          0.53         11/09/2009         121,934
   136,257   BANK OF AMERICA REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
             MORTGAGE BACKED SECURITIES (MATURITY VALUE $136,258)                       0.08         11/02/2009         136,257
   136,257   BANK OF IRELAND                                                            0.50         11/05/2009         136,257
   238,450   BARCLAYS CAPITAL INCORPORATED REPURCHASE AGREEMENT - 102%
             COLLATERALIZED BY
             MORTGAGE BACKED SECURITIES (MATURITY VALUE $238,452)                       0.11         11/02/2009         238,450
    34,064   BEETHOVEN FUNDING CORPORATION++(p)                                         0.65         11/04/2009          34,062
    17,032   BEETHOVEN FUNDING CORPORATION++(p)                                         0.70         11/12/2009          17,028
   109,006   BELMONT FUNDING LLC++(p)                                                   0.50         11/03/2009         109,001
    81,754   BNP PARIBAS (PARIS)                                                        0.14         11/02/2009          81,754
   136,257   BNP PARIBAS SECURITIES CORPORATION REPURCHASE AGREEMENT - 102%
             COLLATERALIZED BY
             MORTGAGE BACKED SECURITIES (MATURITY VALUE $136,258)                       0.08         11/02/2009         136,257
   153,289   BRYANT BANK FUNDING++(p)                                                   0.19         11/23/2009         153,271
    27,251   CALCASIEU PARISH LA+/-ss                                                   0.40         12/01/2027          27,251
    37,471   CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY+/-ss                0.20         06/01/2028          37,471
   121,412   CHARIOT FUNDING LLC++(p)                                                   0.19         11/23/2009         121,397

                    24 Wells Fargo Advantage Specialty Funds


                                      Portfolio of Investments--October 31, 2009

SPECIALIZED TECHNOLOGY FUND

 PRINCIPAL                              SECURITY NAME                              INTEREST RATE   MATURITY DATE       VALUE
----------   -------------------------------------------------------------------   -------------   -------------   ------------
COLLATERAL INVESTED IN OTHER ASSETS: (continued)
$  294,256   CHEYNE FINANCE LLC+++/-####(a)(i)                                          0.00%        02/25/2008    $      4,855
   226,547   CHEYNE FINANCE LLC+++/-####(a)(i)                                          0.00         05/19/2008           3,738
    18,037   COLORADO HOUSING & FINANCE AUTHORITY+/-ss                                  0.35         10/01/2038          18,037
    54,503   COOK COUNTY IL+/-ss                                                        0.40         11/01/2030          54,503
   211,199   DANSKE CORPORATION++                                                       0.20         11/05/2009         211,193
   122,632   DENVER CO CITY & COUNTY SCHOOL DISTRICT+/-ss                               0.45         12/15/2037         122,632
    85,161   DEXIA CREDIT LOCAL DE FRANCE SA                                            0.21         11/02/2009          85,161
   156,696   EKSPORTFINANS ASA++                                                        0.19         11/10/2009         156,688
   183,947   ERASMUS CAPITAL CORPORATION++(p)                                           0.23         11/09/2009         183,937
    81,754   FORTIS BANK NV SA                                                          0.18         11/02/2009          81,754
    32,388   GDF SUEZ++                                                                 0.20         11/18/2009          32,385
   117,181   GDF SUEZ++                                                                 0.18         11/23/2009         117,168
   241,727   GOLDMAN SACHS REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                MORTGAGE BACKED SECURITIES (MATURITY VALUE $241,728)                    0.07         11/02/2009         241,727
   156,696   GOTHAM FUNDING CORPORATION++(p)                                            0.19         11/12/2009         156,686
    81,754   GROUPE BPCE                                                                0.15         11/02/2009          81,754
 1,029,029   GRYPHON FUNDING LIMITED(a)(i)                                              0.00         08/05/2010         356,044
    11,241   HENRICO COUNTY VA ECONOMIC DEVELOPMENT AUTHORITY+/-ss                      0.29         11/01/2042          11,241
   102,193   HOUSTON TX UTILITY SYSTEM+/-ss                                             0.23         05/15/2034         102,193
    34,064   ILLINOIS EDUCATIONAL FACILITIES AUTHORITY REVENUE+/-ss                     0.26         07/01/2029          34,064
    13,626   INDIANA MUNICIPAL POWER AGENCY POWER SUPPLY SYSTEM+/-ss                    0.28         01/01/2018          13,626
    85,161   ING BANK NV AMSTERDAM                                                      0.20         11/02/2009          85,161
   156,696   IRISH LIFE & PERMANENT PLC++                                               0.50         11/18/2009         156,657
   136,257   JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                MORTGAGE BACKED SECURITIES (MATURITY VALUE $136,258)                    0.08         11/02/2009         136,257
    20,439   KANSAS CITY MO SPECIAL OBLIGATION+/-ss                                     0.28         04/15/2025          20,439
    30,658   LOUISIANA PUBLIC FACILITIES AUTHORITY+/-ss                                 0.19         10/01/2033          30,658
   156,696   MANHATTAN ASSET FUNDING COMPANY++(p)                                       0.18         11/03/2009         156,694
   225,165   MASSACHUSETTS HEFA+/-ss                                                    0.24         10/01/2034         225,165
    29,295   MISSISSIPPI STATE GO+/-ss                                                  0.40         11/01/2028          29,295
    25,889   MONTGOMERY COUNTY TN PUBLIC BUILDING+/-ss                                  0.23         02/01/2036          25,889
    51,096   NATEXIS BANQUES POPULAIRES                                                 0.20         11/03/2009          51,096
    34,064   NATEXIS BANQUES POPULAIRES                                                 0.20         11/10/2009          34,062
    13,626   NEW JERSEY STATE TURNPIKE AUTHORITY+/-ss                                   0.40         01/01/2018          13,626
    10,219   NIEUW AMSTERDAM RECEIVABLES CORPORATION++(p)                               0.25         11/10/2009          10,219
    43,330   NORTH DAKOTA HOUSING FINANCE AGENCY+/-ss                                   0.29         01/01/2034          43,330
   104,789   REGENCY MARKETS #1 LLC++(p)                                                0.20         11/10/2009         104,783
    78,348   RHEINGOLD SECURITISATION LIMITED++(p)                                      0.30         11/10/2009          78,341
    95,380   SAN ANTONIO TX EDUCATION FACILITIES CORPORATION+/-ss                       0.16         12/01/2028          95,380
    23,845   SANTANDER US DEBT SA UNIPERSONAL++                                         0.37         11/20/2009          23,847
    16,351   SCALDIS CAPITAL LIMITED++(p)                                               0.26         11/13/2009          16,349
   143,070   SCALDIS CAPITAL LIMITED++(p)                                               0.26         11/19/2009         143,050
   218,012   SOCIETE GENERALE BANNON LLC                                                0.19         11/02/2009         218,012
   218,012   STARBIRD FUNDING CORPORATION++(p)                                          0.20         11/03/2009         218,008
   102,193   SURREY FUNDING CORPORATION++(p)                                            0.20         11/23/2009         102,180
    85,161   TASMAN FUNDING INCORPORATED(p)                                             0.25         11/04/2009          85,158
    68,129   TASMAN FUNDING INCORPORATED(p)                                             0.26         11/04/2009          68,127
   139,337   TULIP FUNDING CORPORATION++(p)                                             0.18         11/10/2009         139,330
    61,316   TULSA COUNTY OK INDUSTRIAL AUTHORITY REVENUE+/-ss                          0.24         07/01/2032          61,316
    27,251   UNICREDIT DELAWARE INCORPORATED++                                          0.25         11/09/2009          27,250
   136,257   UNICREDITO ITALIANO (NEW YORK)                                             0.23         11/27/2009         136,259
    20,439   VERMONT STATE STUDENT ASSISTANCE CORPORATION+/-ss                          0.27         12/15/2040          20,439
 1,316,825   VFNC CORPORATION+++/-(a)(i)                                                0.24         09/30/2010         592,571
                                                                                                                      6,802,054
                                                                                                                   ------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $8,350,357)                                                             8,300,882
                                                                                                                   ------------

                    Wells Fargo Advantage Specialty Funds 25


Portfolio of Investments--October 31, 2009

SPECIALIZED TECHNOLOGY FUND

  SHARES                                SECURITY NAME                                  YIELD                           VALUE
----------   -------------------------------------------------------------------   -------------                   ------------
SHORT-TERM INVESTMENTS: 3.88%
 7,262,985   WELLS FARGO ADVANTAGE MONEY MARKET TRUST(s)~+++                            0.15%                      $  7,262,985
                                                                                                                   ------------
TOTAL SHORT-TERM INVESTMENTS (COST $7,262,985)                                                                        7,262,985
                                                                                                                   ------------
TOTAL INVESTMENTS IN SECURITIES
(COST $186,493,211)*                102.37%                                                                        $191,357,408
Other Assets and Liabilities, Net    (2.37)                                                                          (4,435,315)
                                    ------                                                                         ------------
TOTAL NET ASSETS                    100.00%                                                                        $186,922,093
                                    ------                                                                         ------------

----------
<<   All or a portion of this security is on loan.

+    Non-income earning securities.

(s)  Rate shown is the 1-day annualized yield at period end.

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4 (2) of the Securities Act of 1933, as amended.

(p)  Asset-backed commercial paper.

+/-  Variable rate investments.

ss These securities are subject to a demand feature which reduces the effective maturity.

#### This security is currently in default with regards to scheduled interest and/or principal payments.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

(i)  Illiquid security.

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The Wells Fargo Advantage Money Market Fund does not pay an investment advisory fee.

+++  Short-term security of an affiliate of the Fund with a cost of $7,262,985.

* Cost for federal income tax purposes is $188,743,494 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation   $12,360,291
Gross unrealized depreciation    (9,746,377)
                                -----------
Net unrealized appreciation     $ 2,613,914

The accompanying notes are an integral part of these financial statements.

                    26 Wells Fargo Advantage Specialty Funds


                          Statements of Assets and Liabilities--October 31, 2009

                                                                       Specialized
                                                                        Financial     Specialized
                                                                        Services      Technology
                                                                          Fund           Fund
                                                                      ------------   ------------
ASSETS
   Investments
      In securities, at value (including securities on loan) ......   $ 85,797,202   $175,793,541
      Collateral received for securities loaned ...................      5,134,034      8,300,882
      In affiliates ...............................................        645,808      7,262,985
                                                                      ------------   ------------
   Total investments at value (see cost below) ....................     91,577,044    191,357,408
                                                                      ------------   ------------
   Cash ...........................................................         50,000         50,000
   Receivable for Fund shares issued ..............................          5,215        227,668
   Receivable for investments sold ................................        958,002      4,634,779
   Receivable for dividends .......................................         64,950         15,799
   Receivable for securities lending income .......................            888          2,850
                                                                      ------------   ------------
Total assets ......................................................     92,656,099    196,288,504
                                                                      ------------   ------------
LIABILITIES
   Payable for Fund shares redeemed ...............................         83,093        539,215
   Payable for investments purchased ..............................        845,477        302,092
   Payable upon receipt of securities loaned ......................      5,115,346      8,227,828
   Payable to investment advisor and affiliates ...................        108,122        244,892
   Accrued expenses and other liabilities .........................         36,996         52,384
                                                                      ------------   ------------
Total liabilities .................................................      6,189,034      9,366,411
                                                                      ------------   ------------
TOTAL NET ASSETS ..................................................   $ 86,467,065   $186,922,093
                                                                      ============   ============
NET ASSETS CONSIST OF
   Paid-in capital ................................................   $151,439,097   $217,509,099
   Undistributed net investment income (loss) .....................              0         13,997
   Accumulated net realized loss on investments ...................    (44,876,728)   (35,465,080)
   Net unrealized appreciation (depreciation) of investments, foreign currencies and translation of assets and liabilities
      denominated in foreign currencies ...........................    (20,082,648)     4,913,552
   Net unrealized appreciation of collateral received for
      securities loaned ...........................................        (12,656)       (49,475)
                                                                      ------------   ------------
TOTAL NET ASSETS ..................................................   $ 86,467,065   $186,922,093
                                                                      ============   ============
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE(1)
   Net assets - Class A ...........................................   $ 85,144,717   $116,271,649
   Shares outstanding - Class A ...................................     53,384,551     20,013,614
   Net asset value per share - Class A ............................   $       1.59   $       5.81
   Maximum offering price per share - Class A(2) ..................   $       1.69   $       6.16
   Net assets - Class B ...........................................   $    528,186   $  2,309,512
   Shares outstanding - Class B ...................................        332,719        425,806
   Net asset value and offering price per share - Class B .........   $       1.59   $       5.42
   Net assets - Class C ...........................................   $    794,162   $  4,527,293
   Shares outstanding - Class C ...................................        501,853        836,614
   Net asset value and offering price per share - Class C .........   $       1.58   $       5.41
   Net assets - Investor Class ....................................             NA   $ 63,813,639
   Shares outstanding - Investor Class ............................             NA     11,048,071
   Net asset value and offering price per share - Investor Class ..             NA   $       5.78
                                                                      ------------   ------------
Investments at cost ...............................................   $111,672,348   $186,493,211
                                                                      ------------   ------------
Securities on loan, at value ......................................   $  4,866,393   $  7,429,212
                                                                      ------------   ------------

----------
(1.) Each Fund has an unlimited number of authorized shares.

(2.) Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

                    Wells Fargo Advantage Specialty Funds 27


Statements of Operations--For the Year Ended October 31, 2009

                                                                       Specialized
                                                                        Financial     Specialized
                                                                        Services      Technology
                                                                          Fund           Fund
                                                                      ------------   ------------
INVESTMENT INCOME
   Dividends(1) ...................................................   $  1,902,387   $  1,244,730
   Income from affiliated securities ..............................          4,964         48,020
   Securities lending income ......................................         33,187         90,850
                                                                      ------------   ------------
Total investment income ...........................................      1,940,538      1,383,600
                                                                      ------------   ------------
EXPENSES
   Advisory fees ..................................................        727,984      1,612,443
   Administration fees
      Fund Level ..................................................         38,315         76,783
      Class A .....................................................        211,341        268,996
      Class B .....................................................          1,651          6,607
      Class C .....................................................          1,590         10,265
      Investor Class ..............................................             NA        198,354
   Custody fees ...................................................         15,184         87,280
   Shareholder servicing fees
      Class A .....................................................        187,233        239,626
      Class B .....................................................          1,474          5,899
      Class C .....................................................          1,420          8,953
      Investor Class ..............................................              0        128,676
   Accounting fees ................................................         19,019         32,669
   Distribution fees
      Class B .....................................................          4,423         17,697
      Class C .....................................................          4,208         27,496
   Professional fees ..............................................         37,494         49,452
   Registration fees ..............................................         23,233         47,755
   Shareholder reports ............................................          5,264        103,102
   Trustees' fees .................................................         10,578         10,578
   Other fees and expenses ........................................          2,478         11,045
                                                                      ------------   ------------
Total expenses ....................................................      1,292,889      2,943,676
                                                                      ------------   ------------
LESS
   Waived fees ....................................................       (249,707)      (156,785)
   Net expenses ...................................................      1,043,182      2,786,891
                                                                      ------------   ------------
Net investment income (loss) ......................................        897,356     (1,403,291)
                                                                      ------------   ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
NET REALIZED LOSS FROM
   Unaffiliated securities, foreign currencies and foreign currency
      translation .................................................    (18,988,021)   (22,376,096)
   Collateral received for securities loaned ......................       (255,151)      (313,380)
                                                                      ------------   ------------
Net realized loss from investments ................................    (19,243,172)   (22,689,476)
                                                                      ------------   ------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF
   Unaffiliated securities, foreign currencies and foreign currency
      translation .................................................     13,959,513     63,461,560
   Collateral received for securities loaned ......................        209,464        167,424
                                                                      ------------   ------------
Net change in unrealized appreciation (depreciation) of
   investments ....................................................     14,168,977     63,628,984
                                                                      ------------   ------------
Net realized and unrealized gain (loss) on investments ............     (5,074,195)    40,939,508
                                                                      ------------   ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ...   $ (4,176,839)  $ 39,536,217
                                                                      ============   ============
(1.)  Net of foreign withholding taxes of .........................   $      3,981   $     25,758

The accompanying notes are an integral part of these financial statements.

                    28 Wells Fargo Advantage Specialty Funds


                                             Statements of Changes in Net Assets

                                                          SPECIALIZED FINANCIAL SERVICES FUND    SPECIALIZED TECHNOLOGY FUND
                                                          -----------------------------------   ----------------------------
                                                                 For the        For the            For the        For the
                                                               Year Ended      Year Ended        Year Ended      Year Ended
                                                               October 31,    October 31,        October 31,    October 31,
                                                                  2009            2008              2009            2008
                                                              ------------   -------------      ------------   -------------
INCREASE IN NET ASSETS
   Beginning net assets ...............................       $101,749,158   $ 290,537,750      $156,969,977   $ 279,136,367
OPERATIONS
   Net investment income (loss) .......................            897,356       4,488,211        (1,403,291)     (1,622,517)
   Net realized gain (loss) on investments ............        (19,243,172)    (24,517,155)      (22,689,476)      6,122,660
   Net change in unrealized appreciation (depreciation)
      of investments ..................................         14,168,977    (108,781,482)       63,628,984    (123,659,927)
                                                              ------------   -------------      ------------   -------------
Net increase (decrease) in net assets resulting from
   operations .........................................         (4,176,839)   (128,810,426)       39,536,217    (119,159,784)
                                                              ------------   -------------      ------------   -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investment income
      Class A .........................................         (1,005,690)     (4,072,143)                0               0
      Class B .........................................             (6,410)        (23,741)                0               0
      Class C .........................................             (4,680)        (11,371)                0               0
   Net realized gains
      Class A .........................................                  0     (24,367,046)                0               0
      Class B .........................................                  0        (217,904)                0               0
      Class C .........................................                  0         (81,220)                0               0
                                                              ------------   -------------      ------------   -------------
Total distributions to shareholders ...................         (1,016,780)    (28,773,425)                0               0
                                                              ------------   -------------      ------------   -------------
CAPITAL SHARES TRANSACTIONS
   Proceeds from shares sold - Class A ................          1,598,164       6,316,626        27,700,990      99,560,233
   Reinvestment of distributions - Class A ............            908,550      25,790,503                 0               0
   Cost of shares redeemed - Class A ..................        (12,536,746)    (63,360,444)      (36,091,859)    (87,435,940)
                                                              ------------   -------------      ------------   -------------
   Net increase (decrease) in net assets resulting from
      capital share transactions - Class A ............        (10,030,032)    (31,253,315)       (8,390,869)     12,124,293
                                                              ------------   -------------      ------------   -------------
   Proceeds from shares sold - Class B ................              8,344          70,148            21,879         367,906
   Reinvestment of distributions - Class B ............              6,044         223,610                 0               0
   Cost of shares redeemed - Class B ..................           (298,459)       (510,081)       (1,437,419)     (9,478,433)
                                                              ------------   -------------      ------------   -------------
   Net decrease in net assets resulting from capital
      share transactions - Class B ....................           (284,071)       (216,323)       (1,415,540)     (9,110,527)
                                                              ------------   -------------      ------------   -------------
   Proceeds from shares sold - Class C ................            330,195         282,869           578,114       1,031,719
   Reinvestment of distributions - Class C ............              3,880          74,519                 0               0
   Cost of shares redeemed - Class C ..................           (108,446)        (92,491)         (608,802)     (1,401,501)
                                                              ------------   -------------      ------------   -------------
   Net increase (decrease) in net assets resulting from
      capital share transactions - Class C ............            225,629         264,897           (30,688)       (369,782)
                                                              ------------   -------------      ------------   -------------
   Proceeds from shares sold - Investor Class .........                 NA              NA         6,594,195       4,625,360
   Cost of shares redeemed - Investor Class ...........                 NA              NA        (6,341,199)    (10,275,950)
                                                              ------------   -------------      ------------   -------------
   Net increase (decrease) in net assets resulting from
      capital share transactions - Investor Class .....                 NA              NA           252,996      (5,650,590)
                                                              ------------   -------------      ------------   -------------
Net decrease in net assets resulting from capital
   share transactions - Total .........................        (10,088,474)    (31,204,741)       (9,584,101)     (3,006,606)
                                                              ------------   -------------      ------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS .................        (15,282,093)   (188,788,592)       29,952,116    (122,166,390)
                                                              ============   =============      ============   =============
ENDING NET ASSETS .....................................       $ 86,467,065   $ 101,749,158      $186,922,093   $ 156,969,977
                                                              ============   =============      ============   =============
Ending balance of undistributed net investment income
   (loss) .............................................       $          0   $     190,302      $     13,997   $           0
                                                              ------------   -------------      ------------   -------------

The accompanying notes are an integral part of these financial statements.

                    Wells Fargo Advantage Specialty Funds 29


Statements of Changes in Net Assets

                                                          SPECIALIZED FINANCIAL SERVICES FUND   SPECIALIZED TECHNOLOGY FUND
                                                          -----------------------------------   ---------------------------
                                                                 For the       For the             For the        For the
                                                                Year Ended    Year Ended          Year Ended    Year Ended
                                                               October 31,   October 31,         October 31,   October 31,
                                                                   2009          2008                2009          2008
                                                               -----------   -----------        ------------   ------------
SHARES ISSUED AND REDEEMED
   Shares sold - Class A ..............................          1,301,594     2,589,854           5,956,855     15,115,039
   Shares issued in reinvestment of distributions -
      Class A .........................................            733,471     8,673,158                   0              0
   Shares redeemed - Class A ..........................        (10,124,514)  (24,236,724)         (8,185,272)   (13,742,298)
                                                               -----------   -----------          ----------    -----------
   Net increase (decrease) in shares outstanding -
      Class A .........................................         (8,089,449)  (12,973,712)         (2,228,417)     1,372,741
                                                               -----------   -----------          ----------    -----------
   Shares sold - Class B ..............................              6,341        22,179               4,801         55,510
   Shares issued in reinvestment of distributions -
      Class B .........................................              4,847        74,918                   0              0
   Shares redeemed - Class B ..........................           (239,998)     (194,077)           (345,010)    (1,496,504)
                                                               -----------   -----------          ----------    -----------
   Net decrease in shares outstanding - Class B .......           (228,810)      (96,980)           (340,209)    (1,440,994)
                                                               -----------   -----------          ----------    -----------
   Shares sold - Class C ..............................            244,430       122,531             127,522        161,970
   Shares issued in reinvestment of distributions -
      Class C .........................................              3,167        25,385                   0              0
   Shares redeemed - Class C ..........................            (86,539)      (41,391)           (146,051)      (240,041)
                                                               -----------   -----------          ----------    -----------
   Net increase (decrease) in shares outstanding -
      Class C .........................................            161,058       106,525             (18,529)       (78,071)
                                                               -----------   -----------          ----------    -----------
   Shares sold - Investor Class .......................                 NA            NA           1,358,175        760,359
   Shares redeemed - Investor Class ...................                 NA            NA          (1,332,968)    (1,608,782)
                                                               -----------   -----------          ----------    -----------
   Net increase (decrease) in shares outstanding -
      Investor Class ..................................                 NA            NA              25,207       (848,423)
                                                               -----------   -----------          ----------    -----------
NET DECREASE IN SHARES OUTSTANDING RESULTING FROM
   CAPITAL SHARE TRANSACTIONS .........................         (8,157,201)  (12,964,167)         (2,561,948)      (994,747)
                                                               ===========   ===========          ==========    ===========

                    30 Wells Fargo Advantage Specialty Funds


                                                            Financial Highlights

                                              Beginning                    Net Realized    Distributions
                                              Net Asset        Net        and Unrealized      from Net      Distributions
                                              Value Per     Investment      Gain (Loss)      Investment       from Net
                                                Share     Income (Loss)   on Investments       Income      Realized Gains
                                             ----------   -------------   --------------   -------------   --------------
SPECIALIZED FINANCIAL SERVICES FUND
Class A
November 1, 2008 to October 31, 2009 .....      $1.63         0.02(5)         (0.04)           (0.02)            0.00
November 1, 2007 to October 31, 2008 .....      $3.86         0.06(5)         (1.89)           (0.06)           (0.34)
November 1, 2006 to October 31, 2007 .....      $4.24         0.05            (0.06)           (0.05)           (0.32)
November 1, 2005 to October 31, 2006 .....      $3.80         0.05             0.61            (0.05)           (0.17)
October 1, 2005(3) to October 31, 2005 ...      $3.70         0.00             0.10             0.00             0.00
October 1, 2004 to September 30, 2005 ....      $3.83         0.04             0.16            (0.04)           (0.29)
Class B
November 1, 2008 to October 31, 2009 .....      $1.63         0.01(5)         (0.04)           (0.01)            0.00
November 1, 2007 to October 31, 2008 .....      $3.85         0.04(5)         (1.88)           (0.04)           (0.34)
November 1, 2006 to October 31, 2007 .....      $4.23         0.02            (0.06)           (0.02)           (0.32)
November 1, 2005 to October 31, 2006 .....      $3.79         0.00             0.62            (0.01)           (0.17)
October 1, 2005(3) to October 31, 2005 ...      $3.69         0.00             0.10             0.00             0.00
October 1, 2004 to September 30, 2005 ....      $3.82         0.01             0.16            (0.01)           (0.29)
Class C
November 1, 2008 to October 31, 2009 .....      $1.62         0.00(5, 7)      (0.03)           (0.01)            0.00
November 1, 2007 to October 31, 2008 .....      $3.82         0.04(5)         (1.86)           (0.04)           (0.34)
November 1, 2006 to October 31, 2007 .....      $4.20         0.02            (0.06)           (0.02)           (0.32)
November 1, 2005 to October 31, 2006 .....      $3.77         0.01             0.61            (0.02)           (0.17)
October 1, 2005(3) to October 31, 2005 ...      $3.67         0.00             0.10             0.00             0.00
October 1, 2004 to September 30, 2005 ....      $3.80         0.01             0.16            (0.01)           (0.29)
SPECIALIZED TECHNOLOGY FUND
Class A
November 1, 2008 to October 31, 2009 .....      $4.52        (0.04)(5)         1.33             0.00             0.00
November 1, 2007 to October 31, 2008 .....      $7.83        (0.04)(5)        (3.27)            0.00             0.00
November 1, 2006 to October 31, 2007 .....      $5.45        (0.07)(5)         2.45             0.00             0.00
November 1, 2005 to October 31, 2006 .....      $5.20        (0.07)            0.32             0.00             0.00
October 1, 2005(3) to October 31, 2005 ...      $5.21        (0.01)            0.00             0.00             0.00
October 1, 2004 to September 30, 2005 ....      $4.13        (0.07)            1.15             0.00             0.00
Class B
November 1, 2008 to October 31, 2009 .....      $4.25        (0.07)(5)         1.24             0.00             0.00
November 1, 2007 to October 31, 2008 .....      $7.42        (0.08)(5)        (3.09)            0.00             0.00
November 1, 2006 to October 31, 2007 .....      $5.20        (0.10)(5)         2.32             0.00             0.00
November 1, 2005 to October 31, 2006 .....      $5.00        (0.14)            0.34             0.00             0.00
October 1, 2005(3) to October 31, 2005 ...      $5.02        (0.01)           (0.01)            0.00             0.00
October 1, 2004 to September 30, 2005 ....      $4.01        (0.12)            1.13             0.00             0.00

----------
(1.) Total return calculations do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods less than one year are not annualized.

(2.) Commencement of class operations.

(3.) The Fund changed its fiscal year end from September 30 to October 31.

(4.) Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued. Portfolio Turnover rates presented for periods of less than one year are not annualized.

(5.) Calculated based upon average shares outstanding.

(6.) On June 20, 2008, Class Z was renamed to Investor Class.

(7.) Amount is less than $0.005 per share.

The accompanying notes are an integral part of these financial statements.

                    Wells Fargo Advantage Specialty Funds 31


Financial Highlights

 Ending     Ratio to Average Net Assets (Annualized)
Net Asset   ----------------------------------------               Portfolio    Net Assets at
Value Per     Net Investment     Gross       Net         Total      Turnover    End of Period
  Share        Income (Loss)   Expenses   Expenses     Return(1)     Rate(4)   (000's omitted)
---------   ----------------   --------   --------     ---------   ---------   ---------------


  $1.59            1.18%         1.68%      1.35%        (1.09)%        7%         $ 85,145
  $1.63            2.43%         1.66%      1.35%       (51.95)%        3%         $100,282
  $3.86            1.31%         1.59%      1.35%        (0.49)%       12%         $287,109
  $4.24            1.17%         1.58%      1.35%        17.83%        21%         $354,300
  $3.80           (0.07)%        1.58%      1.35%         2.70%         1%         $369,400
  $3.70            1.15%         1.58%      1.35%         5.34%        49%         $369,432

  $1.59            0.62%         2.44%      2.10%        (1.51)%        7%         $    528
  $1.63            1.68%         2.41%      2.10%       (52.20)%        3%         $    916
  $3.85            0.56%         2.34%      2.10%        (1.27)%       12%         $  2,533
  $4.23            0.45%         2.33%      2.10%        16.96%        21%         $  3,816
  $3.79           (0.81)%        2.33%      2.10%         2.71%         1%         $  5,113
  $3.69            0.40%         2.33%      2.10%         4.32%        49%         $  5,220

  $1.58            0.22%         2.42%      2.10%        (1.46)%        7%         $    794
  $1.62            1.75%         2.39%      2.10%       (52.04)%        3%         $    552
  $3.82            0.56%         2.34%      2.10%        (1.25)%       12%         $    895
  $4.20            0.42%         2.33%      2.10%        16.79%        21%         $  1,053
  $3.77           (0.82)%        2.33%      2.10%         2.72%         1%         $  1,202
  $3.67            0.40%         2.33%      2.10%         4.46%        49%         $  1,189


  $5.81           (0.84)%        1.85%      1.75%        28.54%       144%         $116,272
  $4.52           (0.62)%        1.81%      1.75%       (42.27)%      191%         $100,523
  $7.83           (1.05)%        1.79%      1.75%        43.67%       178%         $163,333
  $5.45           (1.13)%        1.83%      1.75%         4.81%       279%         $110,207
  $5.20           (1.30)%        1.78%      1.75%        (0.19)%       29%         $114,262
  $5.21           (1.33)%        1.80%      1.75%        26.15%       270%         $114,233

  $5.42           (1.54)%        2.60%      2.50%        27.53%       144%         $  2,310
  $4.25           (1.33)%        2.55%      2.50%       (42.72)%      191%         $  3,254
  $7.42           (1.79)%        2.54%      2.50%        42.69%       178%         $ 16,366
  $5.20           (1.89)%        2.58%      2.50%         4.00%       279%         $ 23,903
  $5.00           (2.05)%        2.53%      2.50%        (0.40)%       29%         $ 28,680
  $5.02           (2.09)%        2.55%      2.50%        25.19%       270%         $ 29,180

                    32 Wells Fargo Advantage Specialty Funds


                                                            Financial Highlights

                                                 Beginning                    Net Realized    Distributions
                                                 Net Asset        Net        and Unrealized      from Net      Distributions
                                                 Value Per     Investment      Gain (Loss)      Investment       from Net
                                                   Share     Income (Loss)   on Investments       Income      Realized Gains
                                                 ---------   -------------   --------------   -------------   --------------
SPECIALIZED TECHNOLOGY FUND (continued)
Class C
November 1, 2008 to October 31, 2009........       $4.24         (0.07)(5)         1.24            0.00            0.00
November 1, 2007 to October 31, 2008........       $7.40         (0.08)(5)        (3.08)           0.00            0.00
November 1, 2006 to October 31, 2007........       $5.19         (0.11)(5)         2.32            0.00            0.00
November 1, 2005 to October 31, 2006........       $4.99         (0.12)            0.32            0.00            0.00
October 1, 2005(3) to October 31, 2005......       $5.01         (0.01)           (0.01)           0.00            0.00
October 1, 2004 to September 30, 2005.......       $4.00         (0.13)            1.14            0.00            0.00
Investor Class
November 1, 2008 to October 31, 2009........       $4.50         (0.05)(5)         1.33            0.00            0.00
November 1, 2007 to October 31, 2008........       $7.79         (0.05)(5)        (3.24)           0.00            0.00
November 1, 2006 to October 31, 2007(6).....       $5.44         (0.07)(5)         2.42            0.00            0.00
November 1, 2005 to October 31, 2006(6).....       $5.20         (0.08)            0.32            0.00            0.00
October 1, 2005(3) to October 31, 2005(6)...       $5.21         (0.01)            0.00            0.00            0.00
April 11, 2005(2) to September 30, 2005(6)..       $4.57         (0.03)            0.67            0.00            0.00

The accompanying notes are an integral part of these financial statements.

                    Wells Fargo Advantage Specialty Funds 33


Financial Highlights

  Ending    Ratio to Average Net Assets (Annualized)
Net Asset   ----------------------------------------               Portfolio    Net Assets at
Value Per     Net Investment     Gross       Net         Total      Turnover    End of Period
  Share        Income (Loss)   Expenses   Expenses     Return(1)     Rate(4)   (000's omitted)
---------     --------------   --------   --------     ---------   ---------   ---------------


  $5.41           (1.60)%        2.60%      2.50%        27.59%       144%         $ 4,527
  $4.24           (1.38)%        2.54%      2.50%       (42.70)%      191%         $ 3,626
  $7.40           (1.81)%        2.54%      2.50%        42.58%       178%         $ 6,907
  $5.19           (1.88)%        2.58%      2.50%         4.01%       279%         $ 5,173
  $4.99           (2.05)%        2.53%      2.50%       (0.40)%        29%         $ 5,711
  $5.01           (2.09)%        2.55%      2.50%        25.25%       270%         $ 5,707

  $5.78           (0.96)%        1.96%      1.86%        28.44%       144%         $63,814
  $4.50           (0.77)%        1.96%      1.90%       (42.23)%      191%         $49,567
  $7.79           (1.20)%        1.96%      1.90%        43.20%       178%         $92,530
  $5.44           (1.30)%        2.00%      1.90%         4.62%       279%         $79,827
  $5.20           (1.45)%        1.95%      1.90%        (0.19)%       29%         $91,285
  $5.21           (1.37)%        1.95%      1.90%        14.00%       270%         $92,233

                    34 Wells Fargo Advantage Specialty Funds


                                                   Notes to Financial Statements

1. ORGANIZATION

Wells Fargo Funds Trust (the "Trust") is an open-end investment management company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). These financial statements report on the following funds: Wells Fargo Advantage Specialized Financial Services Fund ("Specialized Financial Services Fund") and Wells Fargo Advantage Specialized Technology Fund ("Specialized Technology Fund") (each, a "Fund", collectively, the "Funds"). The Specialized Financial Services Fund is a diversified series of the Trust, a Delaware statutory trust organized on November 8, 1999. The Specialized Technology Fund is a non-diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of each Fund, are in conformity with U.S. Generally Accepted Accounting Principles ("GAAP") which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Management has considered the circumstances under which the Funds should recognize or make disclosures regarding events or transactions occurring subsequent to the balance sheet date through December 23, 2009 which represents the date the financial statements are issued. Adjustments or additional disclosures, if any, have been included in these financial statements.

SECURITIES VALUATION

Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price. Securities listed on The NASDAQ Stock Market, Inc. ("NASDAQ") are valued at the NASDAQ Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the NASDAQ, the bid price will be used. In the absence of any sale of securities listed on the NASDAQ, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed "stale" and the valuations will be determined in accordance with the Funds' Fair Valuation Procedures.

Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign investments are traded but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of the investments, then those investments are fair valued following procedures approved by the Board of Trustees. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Depending on market activity, such fair valuations may be frequent. In light of the judgment involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price.

Debt securities of sufficient credit quality with original maturities of 60 days or less, generally are valued at amortized cost which approximates market value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates fair value.

Investments in open-end mutual funds are valued at net asset value.

Investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

The valuation techniques used by the Funds to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

                    Wells Fargo Advantage Specialty Funds 35


Notes to Financial Statements

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the prevailing rates of exchange at the date of valuation. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities, at fiscal period-end, resulting in changes in exchange rates.

The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities at fiscal period-end are not separately presented. Such changes are recorded with net realized and unrealized gain from investments. Gains and loses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

REPURCHASE AGREEMENTS

The Funds may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Wells Fargo Funds Management, LLC. The repurchase agreements must be fully collateralized based on values that are marked to market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian's responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations. There could be potential loss to a Fund in the event that such Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which a Fund seeks to assert its rights.

SECURITY LOANS

The Funds may loan securities in return for securities, irrevocable letters of credit or cash collateral, which is invested in various short-term fixed income securities. A Fund may receive compensation for lending securities in the form of fees payable by the borrower or by retaining a portion of interest on the investment securities purchased with cash received as collateral (after payment of a "broker rebate fee" to the borrower). A Fund also continues to receive interest or dividends on the securities loaned. Security loans are secured at all times by collateral, although the loans may not be fully supported at all times if, for example, the instruments in which cash collateral is invested decline in value or the borrower fails to provide additional collateral when required in a timely manner or at all. The collateral is equal to at least 102% of the market value of the securities loaned plus accrued interest when the transaction is entered into. Cash collateral received by a Fund pursuant to these loans generally is invested on behalf of the Fund by the securities lending agent in securities that, at the time of investment, are considered high-quality short-term debt investments (including money market instruments) and have been evaluated and approved by the Fund's adviser and are permissible investments for the Fund. Cash collateral is invested on behalf of a Fund through a joint account in a manner similar to the Fund's investment of its cash reserves and the Fund is entitled to the gains and bears the losses on such investments. The net asset value of a Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of instruments purchased with cash collateral. Another risk from securities lending is that the borrower may not provide additional collateral when required or return the securities when due or when called for by the Fund. In either case, a Fund could experience delays in recovering securities or collateral or could lose all or part of the value of the loaned securities.

Wells Fargo Bank, N.A., currently acts as the securities lending agent for the Funds, subject to the overall supervision of the Funds' investment adviser, and has delegated its duties as securities lending agent to an affiliated sub-agent for certain funds and to an unaffiliated sub-agent for other funds. Pursuant to an exemptive order granted by the SEC and subject to compliance with its conditions, Wells Fargo Bank, N.A. under a contract is entitled to receive for its services 25% of the revenues earned on the securities lending activities and incurs all expenses. Wells Fargo Bank, N.A. pays all or part of its portion of the revenues generated by securities lending activities to the sub-agents as compensation for their services as sub-agents. The securities lending agent may make payments to borrowers and placing brokers that are not affiliated,

                    36 Wells Fargo Advantage Specialty Funds


                                                   Notes to Financial Statements

directly or indirectly, with the Trust, the adviser or the distributor. For the year ended October 31, 2009, Wells Fargo Bank, N.A. waived its share of revenues earned on securities lending activities. Such waivers by Wells Fargo Bank, N.A. have the impact of increasing securities lending income on the Statements of Operations. For foreign equity securities, Bank of New York Mellon serves as the securities lending sub-agent and receives for its services 20% of the revenues earned on the securities lending activities that it conducts with respect to foreign equity securities. The value of the securities on loan, the related collateral and the liability to return the collateral at October 31, 2009, are shown on the Statements of Assets and Liabilities.

STRUCTURED INVESTMENT VEHICLES

The Funds may invest in structured debt securities, such as those issued by Structured Investment Vehicles ("SIVs"). SIVs invest in a diversified pool of underlying securities, which may include finance company debt and structured finance assets, residential mortgage-backed securities, commercial mortgage-backed securities, collateralized loan obligations, collateralized debt obligations and other asset backed securities. The ability of a SIV to repay debt depends primarily on the cash collections received from the SIV's underlying asset portfolio, which may include certain assets such as subprime mortgages that are subject to heightened risks of credit quality or market value deterioration under the continuing adverse conditions in the U.S. credit markets, and on the ability to obtain short-term funding through the issuance of new debt. Investments in these securities present increased credit and liquidity risks as there could be losses to a Fund in the event of credit or market value deterioration in a SIV's underlying portfolio, mismatches in the timing of the cash flows of the underlying asset interests and the repayment obligations of maturing securities issued by a SIV, or a SIV's inability to issue new debt.

As of October 31, 2009, the following Funds owned certain of these types of structured securities in the amounts shown in the table. These securities were originally purchased by the Funds' securities lending agent on behalf of the Funds through a joint account with cash collateral received by the Funds pursuant to loans of the Funds' securities. Although considered high-quality, short-term money market instruments when originally purchased by the securities lending agent through the joint account, the SIVs are now in payment default, have been restructured following default or are otherwise impaired and are valued at fair value as shown in the Portfolio of Investments.

                                        Defaulted/
                                      Impaired SIVs   % of Net
                                         (Value)       Assets
                                      -------------   --------
SPECIALIZED FINANCIAL SERVICES FUND      $244,859       0.28%
SPECIALIZED TECHNOLOGY FUND               957,208       0.51%

In a securities lending transaction, the net asset value of a Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of instruments in which cash collateral is invested. Thus, the current net asset value of each Fund reflects the current valuations assigned to the defaulted or impaired SIVs that were purchased on its behalf through the investment of cash collateral. Declines in the values of defaulted or impaired SIVs generate unrealized losses for a Fund, which are reflected in the Fund's Statement of Assets and Liabilities, equal to the difference between (i) the value of the investments purchased with cash collateral received for securities loaned and (ii) the amount that would be payable if the Fund were to recall the loans at period end.

The amount of securities lending activity undertaken by a Fund fluctuates from time to time. After the occurrence of a default or impairment of a SIV purchased in a joint account by the securities lending agent, as the various participating Funds' lending activity fluctuated, their ratable interest in the joint account, including their ratable exposure to the defaulted or impaired SIVs would fluctuate depending on the relative activity of each participating Fund. In order to eliminate the fluctuation of the various Funds' ratable exposure to the defaulted or impaired SIVs, the adviser to the Funds recommended to the Board of Trustees, and the Board of Trustees approved, actions designed to fix the allocation of percentage ownership in defaulted or impaired SIVs among all funds participating in securities lending ("side pocketing") based on each Fund's percentage ownership of the total cash collateral investment joint account as of the date the fixed allocation is implemented. Accordingly, on February 13, 2009 a side pocketing occurred, which fixed each Fund's ownership of defaulted or impaired SIVs in the joint account based on each such Fund's percentage ownership of the joint account as of such date.

                    Wells Fargo Advantage Specialty Funds 37


Notes to Financial Statements

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered.

Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

DISTRIBUTIONS TO SHAREHOLDERS

Net investment income if any, of the Specialized Financial Services Fund, is declared and distributed to shareholders quarterly. Net investment income if any, of the Specialized Technology Fund, is declared and distributed to shareholders annually. Distributions to shareholders from net realized capital gains, if any, are declared and distributed at least annually.

Distributions are based on amounts calculated in accordance with the applicable federal income tax regulations, which may differ from GAAP. The timing and character of distributions made during the period from net investment income or net realized gains may also differ from their ultimate characterization for federal income tax purposes. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment. Temporary differences do not require reclassifications. At October 31, 2009, as a result of permanent book-to-tax differences, the following reclassification adjustments were made on the Statements of Assets and Liabilities:

                                          Undistributed Net      Accumulated Net
                                      Investment Income (Loss)    Realized Loss    Paid-in Capital
                                      ------------------------   ---------------   ---------------
SPECIALIZED FINANCIAL SERVICES FUND          $ (70,878)            $    80,311      $     (9,433)
SPECIALIZED TECHNOLOGY FUND                   1,417,288             50,019,983       (51,437,271)

FEDERAL AND OTHER TAXES

Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund of the Trust to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

Each Fund's income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities.

At October 31, 2009, estimated net capital loss carryforwards, which are available to offset future net realized capital gains, were as follows:

                                                          Expiration
                                      --------------------------------------------------
                                          2010        2011         2016          2017
                                      -----------   --------   -----------   -----------
SPECIALIZED FINANCIAL SERVICES FUND   $         0   $      0   $24,232,178   $19,549,245
SPECIALIZED TECHNOLOGY FUND            10,167,420    445,585             0    22,601,792

CLASS ALLOCATIONS

The separate classes of shares offered by each Fund differ principally in applicable sales charges, distribution, shareholder servicing and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of a Fund, earn income from the portfolio, and are allocated unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing, and administration fees.

                    38 Wells Fargo Advantage Specialty Funds


                                                   Notes to Financial Statements

3. FAIR VALUATION MEASUREMENTS

Fair value measurements are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund's investments. These inputs are summarized into three broad levels as follows:

-    Level 1 - quoted prices in active markets for identical investments

- Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

- Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in these securities.

The following is a summary of the inputs used as of October 31, 2009 in valuing the Funds' investments in securities:

                                                                                       Significant
                                                                  Significant Other   Unobservable
                                                  Quoted Prices   Observable Inputs      Inputs
INVESTMENTS IN SECURITIES                           (Level 1)         (Level 2)         (Level 3)        Total
-------------------------                         -------------   -----------------   ------------   ------------
SPECIALIZED FINANCIAL SERVICES FUND
   EQUITY SECURITIES
      Common stocks                                $ 85,797,202      $         0        $      0     $ 85,797,202
Corporate debt securities                                     0        2,642,654         244,859        2,887,513
Debt securities issued by states in the U.S.
   and its political subdivisions                             0          656,815               0          656,815
   Short-term investments                             1,643,680          591,834               0        2,235,514
      TOTAL                                        $ 87,440,882      $ 3,891,303        $244,859     $ 91,577,044
SPECIALIZED TECHNOLOGY FUND
   EQUITY SECURITIES
      COMMON STOCKS                                $166,116,827      $ 9,676,714        $      0     $175,793,541
   Corporate debt securities                                  0        3,969,343         957,208        4,926,551
   Debt securities issued by states in the U.S.
      and its political subdivisions                          0          986,555               0          986,555
   Short-term investments                             8,761,813          888,948               0        9,650,761
   TOTAL                                           $174,878,640      $15,521,560        $957,208     $191,357,408

Further details on the major security types listed above for each Fund can be found in the Portfolio of Investments.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

                                                       Specialized
                                                        Financial       Specialized
CORPORATE DEBT SECURITIES                             Services Fund   Technology Fund
-------------------------                             -------------   ---------------
BALANCE AS OF 10/31/2008                                $ 405,213        $ 524,571
   Realized gain (loss)                                  (255,151)        (313,380)
   Change in unrealized appreciation (depreciation)       209,464          167,424
   Net purchases (sales)                                 (114,667)         578,593
BALANCE AS OF 10/31/2009                                $ 244,859        $ 957,208
Change in unrealized appreciation (depreciation)
   relating to securities held at the end of
   reporting period                                     $ (12,656)       $ (49,475)

                    Wells Fargo Advantage Specialty Funds 39


Notes to Financial Statements

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

ADVISORY FEES

The Trust has entered into an advisory contract with Wells Fargo Funds Management, LLC ("Funds Management"). The adviser is responsible for implementing investment policies and guidelines and for supervising the sub-adviser, who is responsible for day-to-day portfolio management.

Pursuant to the contract, Funds Management is entitled to receive an advisory fee for its services as adviser at the following annual rates:

                                                             Advisory Fees
                                         Average Daily      (% of Average
                                          Net Assets       Daily Net Assets)
                                      ------------------   -----------------
Specialized Financial Services Fund   First $500 million         0.950%
                                       Next $500 million         0.900
                                         Next $2 billion         0.850
                                         Next $2 billion         0.825
                                         Over $5 billion         0.800
Specialized Technology Fund           First $500 million         1.050
                                       Next $500 million         1.000
                                         Next $2 billion         0.950
                                         Next $2 billion         0.925
                                         Over $5 billion         0.900

Funds Management may retain the services of certain investment sub-advisers to provide daily portfolio management. The fees related to sub-advisory services are borne directly by the adviser and do not increase the overall fees paid by a Fund to the adviser.

Wells Capital Management Incorporated, an affiliate of Funds Management and indirect wholly owned subsidiary of Wells Fargo & Company, is the sub-adviser to the Specialized Financial Services Fund.

RCM Capital Management LLC is the sub-adviser to the Specialized Technology
Fund.

ADMINISTRATION AND TRANSFER AGENT FEES

The Trust has entered into an Administration Agreement with Funds Management. Under this Agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from each Fund the following annual fees:

                                                           Administration Fees
                                         Average Daily        (% of Average
                                          Net Assets        Daily Net Assets)
                                      ------------------   -------------------
Fund level                              First $5 billion           0.05
                                         Next $5 billion           0.04
                                        Over $10 billion           0.03
Class A                                 All asset levels           0.28
Class B                                 All asset levels           0.28
Class C                                 All asset levels           0.28
Investor Class*                         All asset levels           0.38

* Effective February 1, 2009, the class-level administration fee for the Investor Class was reduced by 0.02%, as shown in the table. Prior to February 1, 2009, the class-level administration fee for Investor Class was 0.40%.

Funds Management has contractually waived advisory and administration fees during the year ended October 31, 2009 to the extent necessary to maintain certain net operating expense ratios for the Funds. Expenses were waived by Funds Management proportionately from all classes, first from advisory fees, and then from any class specific expenses, if applicable.

                    40 Wells Fargo Advantage Specialty Funds


                                                   Notes to Financial Statements

CUSTODY AND FUND ACCOUNTING FEES

The Funds have entered into a contract with State Street Bank and Trust Company ("State Street"), whereby State Street is responsible for providing custody services and fund accounting services to the Funds (the "Custody and Fund Accounting Agreement.") Pursuant to the Custody and Fund Accounting Agreement, State Street is entitled to an annual asset-based fee for domestic and global custody services for the Funds. Also pursuant to the Custody and Fund Accounting Agreement, State Street is entitled to receive annual asset-based fees for providing fund accounting services to the Funds.

Prior to August 17, 2009, WFB was responsible for providing custody services to the Funds and was entitled to a monthly fee for custody services at an annual rate of 0.02% of the average daily net assets of the Specialized Financial Services Fund and 0.07% of the average daily net assets of the Specialized Technology Fund. PNC Global Investment Servicing ("PNC") served as fund accountant for the Trust prior to August 17, 2009 and received an annual asset-based fee and an annual fixed fee from each Fund. PNC was also reimbursed for all out-of-pocket expenses reasonably incurred in providing these services.

DISTRIBUTION FEES

The Trust has adopted a Distribution Plan for Class B and Class C shares of the applicable Funds pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to the Class B and Class C shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter of each Fund, at an annual rate of 0.75% of the average daily net assets of each class.

For the year ended October 31, 2009, Wells Fargo Funds Distributor, LLC received the following amounts in front-end sales charges and contingent deferred sales charges.

                                      Front-end sales charges   Contingent deferred sales charges
                                      -----------------------   ----------------------------------
                                              Class A                   Class B   Class C
                                      -----------------------           -------   -------
SPECIALIZED FINANCIAL SERVICES FUND           $322,924                   $1,664     $299
SPECIALIZED TECHNOLOGY FUND                    318,915                    4,866      606

SHAREHOLDER SERVICING FEES

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class B, Class C, and Investor Class of each applicable Fund is charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, exclusive of short-term securities (securities with maturities of one year or less at purchase date) for the year ended October 31, 2009, were as follows:

                                      Purchases at Cost   Sales Proceeds
                                      -----------------   --------------
SPECIALIZED FINANCIAL SERVICES FUND      $  5,563,577      $ 14,474,747
SPECIALIZED TECHNOLOGY FUND               212,222,231       220,102,675

6. BANK BORROWINGS

The Trust and Wells Fargo Variable Trust (excluding the money market funds) are parties to a $125,000,000 revolving credit agreement with State Street Bank and Trust Company, whereby the Funds are permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Pursuant to the agreement entered into on September 8, 2009, interest under the credit agreement is charged to each Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, under the credit agreement, the Funds pay an annual commitment fee equal to 0.15% of the unused balance, which is allocated pro rata. Prior to September 8, 2009, the Funds participated in a $150,000,000 revolving credit agreement with the Bank of New York Mellon and paid interest at a rate equal to the Federal Funds rate plus 0.60% and an annual commitment fee equal to 0.15% of the unused balance, which was allocated on a pro rata basis.

For the year ended October 31, 2009, there were no borrowings by the Specialized Funds under the agreement.

                    Wells Fargo Advantage Specialty Funds 41


Notes to Financial Statements

7. DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the years ended October 31, 2009, and October 31, 2008, were as follows:

                                          Ordinary Income       Long-Term Capital Gain
                                      -----------------------   ----------------------
                                         2009         2008        2009       2008
                                      ----------   ----------     ----   -----------
SPECIALIZED FINANCIAL SERVICES FUND   $1,016,780   $4,107,594      $0    $24,665,831

As of October 31, 2009 the components of distributable earnings on a tax basis are shown on the table below. The difference between book basis and tax basis appreciation is attributable primarily to the tax deferral of losses on wash sales.

                                        Unrealized
                                       Appreciation    Capital Loss
                                      (Depreciation)   Carryforward
                                      --------------   ------------
SPECIALIZED FINANCIAL SERVICES FUND    $(21,190,609)   $(43,781,423)
SPECIALIZED TECHNOLOGY FUND               2,627,791     (33,214,797)

8. CONCENTRATION OF RISK

Specialized Financial Services Fund and Specialized Technology Fund may invest a substantial portion of their assets in an industry and, therefore, may be more affected by changes in that industry than would be a comparable mutual fund that is not heavily weighted in any industry.

9. INDEMNIFICATION

Under the Trust's organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust's maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated.

                    42 Wells Fargo Advantage Specialty Funds


                         Report of Independent Registered Public Accounting Firm

BOARD OF TRUSTEES AND SHAREHOLDERS OF
WELLS FARGO FUNDS TRUST:

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of the Wells Fargo Advantage Specialized Financial Services Fund and Wells Fargo Advantage Specialized Technology Fund, (collectively, the "Funds"), two of the Funds constituting the Wells Fargo Funds Trust, as of October 31, 2009, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two year period then ended, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the Standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2009, by correspondence with the custodian and brokers or other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the aforementioned Funds of the Wells Fargo Funds Trust as of October 31, 2009, the results of their operations for the year then ended, changes in their net assets for each of the years in the two year period then ended, and the financial highlights for the periods presented, in conformity with U.S generally accepted accounting principles.


                                        (KPMG LLP)

Boston, Massachusetts
December 23, 2009

                    Wells Fargo Advantage Specialty Funds 43


Other Information (Unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our Web site at www.wellsfargo.com/advantagefunds, or visiting the SEC Web site at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Funds' Web site at www.wellsfargo.com/advantagefunds or by visiting the SEC Web site at www.sec.gov.

TAX INFORMATION

Pursuant to Section 854(b)(2) of the Internal Revenue Code, the Specialized Financial Services Fund designates 100.00% of its ordinary income dividends distributed during the year ended October 31, 2009, as qualifying for the corporate dividends-received deduction.

Pursuant to Section 1(h)(11) of the Internal Revenue Code, the Specialized Financial Services Fund designates the amount of $1,016,780 from its income dividends paid during the year ended October 31, 2009 as qualified dividend income.

                    44 Wells Fargo Advantage Specialty Funds


                                                   Other Information (Unaudited)

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for each Fund, except money market funds, are publicly available on the Funds' Web site (www.wellsfargo.com/advantagefunds) on a monthly, 30-day or more delayed basis, and for money market funds, on a monthly, seven-day delayed basis. In addition, top ten holdings information for each Fund is publicly available on the Funds'Web site on a monthly, seven-day or more delayed basis. Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC Web site at www.sec.gov. In addition, each Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

BOARD OF TRUSTEES

The following table provides basic information about the Board of Trustees (the "Trustees") of the Wells Fargo Funds Trust (the "Trust") and Officers of the Trust. This table should be read in conjunction with the Prospectus and the Statement of Additional Information(1) of each Fund. Each of the Trustees and Officers listed below acts in identical capacities for each of the 133 funds comprising the Trust, Wells Fargo Variable Trust and Wells Fargo Master Trust (collectively the "Fund Complex"), except that the person occupying the office of Treasurer varies for specified Funds. All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

INDEPENDENT TRUSTEES

                        Position Held and
Name and Age           Length of Service(2)    Principal Occupations During Past Five Years   Other Directorships
------------         -----------------------   --------------------------------------------   -------------------
Peter G. Gordon      Trustee, since 1998,      Co-Founder, Chairman, President and CEO of     None
67                   Chairman since 2005       Crystal Geyser Water Company.
                     (Lead Trustee since
                     2001)

Isaiah Harris, Jr.   Advisory Board Trustee,   Retired. Prior thereto, President and CEO of   CIGNA Corporation
56                   since 2008                BellSouth Advertising and Publishing Corp      Deluxe Corporation
                                               from 2005 to 2007, President and CEO of
                                               BellSouth Enterprises from 2004 to 2005 and
                                               President of BellSouth Consumer Services
                                               from 2000 to 2003. Currently a member of the
                                               Iowa State University Foundation Board of
                                               Governors and a member of the Advisory Board
                                               of Iowa State University School of Business.

Judith M. Johnson    Trustee, since 2008       Retired. Prior thereto, Chief Executive        None
60                                             Officer and Chief Investment Officer of
                                               Minneapolis Employees Retirement Fund from
                                               1996 to 2008. Ms. Johnson is a certified
                                               public accountant and a certified managerial
                                               accountant.

David F. Larcker     Advisory Board Trustee,   James Irvin Miller Professor of Accounting     None
58                   since 2008                at the Graduate School of Business, Stanford
                                               University, Director of Corporate Governance
                                               Research Program and Co-Director of The Rock
                                               Center for Corporate Governance since 2006.
                                               From 2005 to 2008, Professor of Accounting
                                               at the Graduate School of Business, Stanford
                                               University. Prior thereto, Ernst & Young
                                               Professor of School, University of
                                               Pennsylvania from 1985 to 2005.

Olivia S. Mitchell   Trustee, since 2006       Professor of Insurance and Risk Management,    None
56                                             Wharton School, University of Pennsylvania.
                                               Director of the Boettner Center on Pensions
                                               and Retirement Research. Research associate
                                               and board member, Penn Aging Research
                                               Center. Research associate, National Bureau
                                               of Economic Research.

                    Wells Fargo Adv antage Specialty Funds 45


Other Information (Unaudited)

                        Position Held and
Name and Age           Length of Service(2)    Principal Occupations During Past Five Years   Other Directorships
------------         -----------------------   --------------------------------------------   -------------------
Timothy J. Penny     Trustee, since 1996       President and CEO of Southern Minnesota        None
57                                             Initiative Foundation, a non-profit
                                               organization, since 2007 and Senior Fellow
                                               at the Humphrey Institute Policy Forum at
                                               the University of Minnesota since 1995.
                                               Member of the Board of Trustees of NorthStar
                                               Education Finance, Inc., a non-profit
                                               organization, since 2007.

Donald C. Willeke    Trustee, since 1996       Principal of the law firm of Willeke &         None
69                                             Daniels. General Counsel of the Minneapolis
                                               Employees Retirement Fund from 1984 to
                                               present.

OFFICERS

                        Position Held and
Name and Age           Length of Service(2)    Principal Occupations During Past Five Years   Other Directorships
------------         -----------------------   --------------------------------------------   -------------------
Karla M. Rabusch     President, since 2003     Executive Vice President of Wells Fargo        None
50                                             Bank, N.A. and President of Wells Fargo
                                               Funds Management, LLC since 2003. Senior
                                               Vice President and Chief Administrative
                                               Officer of Wells Fargo Funds Management, LLC
                                               from 2001 to 2003.

C. David Messman     Secretary, since 2000;    Senior Vice President and Secretary of Wells   None
49                   Chief Legal Counsel,      Fargo Funds Management, LLC since 2001. Vice
                     since 2003                President and Managing Senior Counsel of
                                               Wells Fargo Bank, N.A. since 1996.

Kasey Phillips(3)    Treasurer, since 2009     Senior Vice President of Evergreen             None
38                                             Investment Management Company, LLC since
                                               2006 and currently the Treasurer of the
                                               Evergreen Funds since 2005. Vice President
                                               and Assistant Vice President of Evergreen
                                               Investment Services, Inc. from 1999 to 2006.

David Berardi(4)     Assistant Treasurer,      Vice President of Evergreen Investment         None
34                   since 2009                Management Company, LLC since 2008.
                                               Assistant Vice President of Evergreen
                                               Investment Services, Inc. from 2004 to 2008.
                                               Manager of Fund Reporting and Control for
                                               Evergreen Investment Management Company, LLC
                                               since 2004.

Jeremy DePalma(4)    Assistant Treasurer,      Senior Vice President of Evergreen             None
35                   since 2009                Investment Management Company, LLC since
                                               2008. Vice President, Evergreen Investment
                                               Services, Inc. from 2004 to 2007. Assistant
                                               Vice President, Evergreen Investment
                                               Services, Inc. from 2000 to 2004 and the
                                               head of the Fund Reporting and Control Team
                                               within Fund Administration since 2005.

Debra Ann Early      Chief Compliance          Chief Compliance Officer of Wells Fargo        None
45                   Officer,                  Funds Management, LLC since 2007. Chief
                     since 2007                Compliance Officer of Parnassus Investments
                                               from 2005 to 2007. Chief Financial Officer
                                               of Parnassus Investments from 2004 to 2007
                                               and Senior Audit Manager of
                                               PricewaterhouseCoopers LLP from 1998 to
                                               2004.

----------
(1.) The Statement of Additional Information includes additional information about the Funds'Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the Funds'Web site at www.wellsfargo.com/advantagefunds.

(2.) Length of service dates reflects a Trustee's commencement of service with the Trust's predecessor entities.

(3.) Effective November 1, 2009.

(4.) Treasurer during the period from June 1, 2009 to October 31, 2009.
     Assistant Treasurer effective November 1, 2009.

                    46 Wells Fargo Advantage Specialty Funds


                                                           List of Abbreviations

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG    -- Association of Bay Area Governments
ADR     -- American Depositary Receipt
AMBAC   -- American Municipal Bond Assurance Corporation
AMT     -- Alternative Minimum Tax
ARM     -- Adjustable Rate Mortgages
BART    -- Bay Area Rapid Transit
CDA     -- Community Development Authority
CDO     -- Collateralized Debt Obligation
CDSC    -- Contingent Deferred Sales Charge
CGIC    -- Capital Guaranty Insurance Company
CGY     -- Capital Guaranty Corporation
CIFG    -- CDC (Caisse des Depots et Consignations) IXIS Financial Guarantee
COP     -- Certificate of Participation
CP      -- Commercial Paper
CTF     -- Common Trust Fund
DW&P    -- Department of Water & Power
DWR     -- Department of Water Resources
ECFA    -- Educational & Cultural Facilities Authority
EDFA    -- Economic Development Finance Authority
ETET    -- Eagle Tax-Exempt Trust
ETF     -- Exchange-Traded Fund
FFCB    -- Federal Farm Credit Bank
FGIC    -- Financial Guaranty Insurance Corporation
FHA     -- Federal Housing Authority
FHAG    -- Federal Housing Agency
FHLB    -- Federal Home Loan Bank
FHLMC   -- Federal Home Loan Mortgage Corporation
FNMA    -- Federal National Mortgage Association
FSA     -- Farm Service Agency
GDR     -- Global Depositary Receipt
GNMA    -- Government National Mortgage Association
GO      -- General Obligation
HCFR    -- Healthcare Facilities Revenue
HEFA    -- Health & Educational Facilities Authority
HEFAR   -- Higher Education Facilities Authority Revenue
HFA     -- Housing Finance Authority
HFFA    -- Health Facilities Financing Authority
HUD     -- Housing & Urban Development
IDA     -- Industrial Development Authority
IDAG    -- Industrial Development Agency
IDR     -- Industrial Development Revenue
LIBOR   -- London Interbank Offered Rate
LLC     -- Limited Liability Company
LOC     -- Letter of Credit
LP      -- Limited Partnership
MBIA    -- Municipal Bond Insurance Association
MFHR    -- Multi-Family Housing Revenue
MMD     -- Municipal Market Data
MTN     -- Medium Term Note
MUD     -- Municipal Utility District
NATL-RE -- National Public Finance Guarantee Corporation
PCFA    -- Pollution Control Finance Authority
PCR     -- Pollution Control Revenue
PFA     -- Public Finance Authority
PFFA    -- Public Facilities Financing Authority
plc     -- Public Limited Company
PSFG    -- Public School Fund Guaranty
R&D     -- Research & Development
RDA     -- Redevelopment Authority
RDFA    -- Redevelopment Finance Authority
REITS   -- Real Estate Investment Trusts
SFHR    -- Single Family Housing Revenue
SFMR    -- Single Family Mortgage Revenue
SLMA    -- Student Loan Marketing Association
SPDR    -- Standard & Poor's Depositary Receipts
STIT    -- Short-Term Investment Trust
TBA     -- To Be Announced
TRAN    -- Tax Revenue Anticipation Notes
USD     -- Unified School District
XLCA    -- XL Capital Assurance

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WELLS ADVANTAGE
FARGO FUNDS

More information about WELLS FARGO ADVANTAGE FUNDS is available free upon request. To obtain literature, please write, e-mail, visit the Funds' Web site, or call:

WELLS FARGO ADVANTAGE FUNDS
P.O. Box 8266
Boston, MA 02266-8266
E-mail: wfaf@wellsfargo.com

Web site: www.wellsfargo.com/advantagefunds
Individual Investors: 1-800-222-8222
Retail Investment Professionals: 1-888-877-9275
Institutional Investment Professionals: 1-866-765-0778

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF WELLS FARGO ADVANTAGE FUNDS. IF THIS REPORT IS USED FOR PROMOTIONAL PURPOSES, DISTRIBUTION OF THE REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENT PROSPECTUS. FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION, INCLUDING CHARGES AND EXPENSES, CALL 1-800-222-8222 OR VISIT THE FUNDS' WEB SITE AT www.wellsfargo.com/advantagefunds. PLEASE CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. THIS AND OTHER INFORMATION ABOUT WELLS FARGO ADVANTAGE FUNDS CAN BE FOUND IN THE CURRENT PROSPECTUS. READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

"Dow Jones"and "Dow Jones Target Date Indexes"are service marks of Dow Jones & Company, Inc., and have been licensed for use for certain purposes by Global Index Advisors, Inc., and Wells Fargo Funds Management, LLC. The Dow Jones Target Date Indexes are based in part on the Barclays Capital Bond Indexes, which are published by Barclays Capital Inc. The Wells Fargo Advantage Dow Jones Target Date Funds, based on the Dow Jones Target Date Indexes, are not sponsored, endorsed, sold, or promoted by Dow Jones or Barclays Capital, and neither Dow Jones nor Barclays Capital makes any representation regarding the advisability of investing in such product(s) and/or about the quality, accuracy, and/or completeness of the Dow Jones Target Date Indexes or the Barclays Capital Bond Indexes. IN NO EVENT SHALL DOW JONES, BARCLAYS CAPITAL, OR ANY OF THEIR LICENSORS HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by WELLS FARGO FUNDS DISTRIBUTOR, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE          (GRAPHIC)
                                                       Printed on Recycled paper

(C) 2009 Wells Fargo Funds  www.wellsfargo.com/advantagefunds       118910 12-09
Management, LLC.                                               ASFLD/AR113 10-09
All rights reserved.

                                                               WELL    ADVANTAGE
                                                               FARGO   FUNDS

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reports at www.wellsfargo.com/advantagedelivery

                                   (GRAPHIC)

ANNUAL REPORT
October 31, 2009

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

-    WELLS FARGO ADVANTAGE C&B MID CAP VALUE FUND

-    WELLS FARGO ADVANTAGE COMMON STOCK FUND

-    WELLS FARGO ADVANTAGE MID CAP GROWTH FUND

-    WELLS FARGO ADVANTAGE SMALL CAP GROWTH FUND

-    WELLS FARGO ADVANTAGE SMALL CAP OPPORTUNITIES FUND

-    WELLS FARGO ADVANTAGE SMALL CAP VALUE FUND

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Contents

LETTER TO SHAREHOLDERS ...................................................     2
PERFORMANCE HIGHLIGHTS
C&B Mid Cap Value Fund ...................................................     6
Common Stock Fund ........................................................    12
Mid Cap Growth Fund ......................................................    16
Small Cap Growth Fund ....................................................    22
Small Cap Opportunities Fund .............................................    28
Small Cap Value Fund .....................................................    34
FUND EXPENSES ............................................................    40
PORTFOLIO OF INVESTMENTS
C&B Mid Cap Value Fund ...................................................    43
Common Stock Fund ........................................................    47
Mid Cap Growth Fund ......................................................    53
Small Cap Growth Fund ....................................................    59
Small Cap Opportunities Fund .............................................    65
Small Cap Value Fund .....................................................    72
FINANCIAL STATEMENTS
Statements of Assets and Liabilities .....................................    80
Statements of Operations .................................................    82
Statements of Changes in Net Assets ......................................    84
Financial Highlights .....................................................    92
NOTES TO FINANCIAL STATEMENTS ............................................   100
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM ..................   112
OTHER INFORMATION ........................................................   113
LIST OF ABBREVIATIONS ....................................................   117

The views expressed are as of October 31, 2009, and are those of the Fund managers. Any reference to a specific security in this report is not a recommendation to purchase or sell any specific security or adopt any investment strategy. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS.

NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE

                                   (GRAPHIC)

WELLS FARGO
   INVESTMENT HISTORY

1971   INTRODUCED ONE OF THE FIRST INSTITUTIONAL INDEX FUNDS.
1978   ONE OF THE FIRST FIRMS TO APPLY ASSET ALLOCATION THEORY TO INVESTMENT
       PORTFOLIO MANAGEMENT.
1985   ONE OF THE FIRST FIRMS TO CREATE A THREE-WAY ASSET ALLOCATION FUND THAT
       "TILTS" INVESTMENTS TOWARD PORTIONS OF THE MARKET THAT OUR PROPRIETARY
       MODELS INDICATE WILL PERFORM BETTER.
1994   INTRODUCED TARGET DATE FUNDS THAT AUTOMATICALLY REALLOCATE THE ASSET MIX
       OVER SPECIFIC TIME HORIZONS.
1997   WELLS FARGO LAUNCHED THE WEALTHBUILDER PORTFOLIOS, A UNIQUE "FUND OF
       FUNDS" THAT USES FLEXIBLE ASSET ALLOCATION STRATEGIES TO SHIFT ASSETS.
1999   REORGANIZED THE NORWEST ADVANTAGE
       FUNDS(R) AND STAGECOACH FUNDS(R) INTO THE WELLS FARGO FUNDS(R).
2003   EXPANDED FIXED-INCOME, SMALL CAP, AND EMERGING MARKETS LINEUP FROM
       MONTGOMERY ASSET MANAGEMENT, LLC.
2004   ADDED ADDITIONAL LARGE CAP AND MID CAP FUNDS TO THE LINEUP BY ADOPTING
       THE COOKE & BIELER VALUE FUNDS.
2005   WELLS FARGO FUNDS MERGED WITH STRONG FUNDS TO BECOME WELLS FARGO
       ADVANTAGE FUNDS, FORMING A FUND FAMILY OF OVER 110 FUNDS AND PLACING IT
       AMONG THE TOP 20 MUTUAL FUND FAMILIES IN THE UNITED STATES.
2006   ENHANCED AND RENAMED THE WELLS FARGO ADVANTAGE OUTLOOK FUNDS(SM) TO THE
       WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS(SM), WHICH SEEK TO
       REPLICATE RETURNS OF THE APPROPRIATE DOW JONES TARGET DATE INDEXES, THE
       FIRST LIFE CYCLE INDEXES IN THE INVESTMENT INDUSTRY.

WELLS FARGO ADVANTAGE FUNDS(R)

WELLS FARGO ADVANTAGE FUNDS skillfully guides institutions, financial advisors, and individuals through the investment terrain to help them reach their financial objectives. Everything we do on behalf of our investors is backed by our unique combination of qualifications.

STRENGTH

Our organization is built on the standards of integrity and service established by our parent company--Wells Fargo & Company--more than 150 years ago. Our diverse family of mutual funds covers a broad spectrum of investment styles and asset classes. And, because we're part of a widely diversified financial enterprise, we offer the scale and resources to help investors succeed, providing access to complementary solutions such as separately managed accounts, college investing plans, and retirement plans.

EXPERTISE

Our approach to investing is guided by the belief that agile, independent investment teams--each with its own distinct strengths and disciplines--provide a superior level of insight and expertise. Each team is free to concentrate on managing money through well-defined philosophies and processes that have proven to be consistent and repeatable over time.

PARTNERSHIP

Our collaborative approach is built around understanding the needs and goals of our clients. By adhering to core principles of sound judgment and steady guidance, we support you through every stage of the investment decision process.

FOR 529 PLANS, AN INVESTOR'S OR A DESIGNATED BENEFICIARY'S HOME STATE MAY OFFER STATE TAX OR OTHER BENEFITS THAT ARE ONLY AVAILABLE FOR INVESTMENTS IN THAT STATE'S QUALIFIED TUITION PROGRAM. PLEASE CONSIDER THIS BEFORE INVESTING.

CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES BEFORE INVESTING. FOR A CURRENT PROSPECTUS FOR WELLS FARGO ADVANTAGE FUNDS OR A CURRENT PROGRAM DESCRIPTION FOR CERTAIN 529 COLLEGE SAVINGS PLANS, CONTAINING THIS AND OTHER INFORMATION, VISIT www.wellsfargo.com/advantagefunds. READ IT CAREFULLY BEFORE INVESTING.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Managed Account Services and WELLS FARGO ADVANTAGE FUNDS(R) and to certain 529 college savings plans. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds and shares in the 529 plans are distributed by WELLS FARGO FUNDS DISTRIBUTOR, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE

NOT PART OF THE ANNUAL REPORT.

WELLS FARGO ADVANTAGE FUNDS OFFERS MORE THAN 110 MUTUAL FUNDS ACROSS A WIDE RANGE OF ASSET CLASSES, REPRESENTING OVER $160 BILLION IN ASSETS UNDER MANAGEMENT, AS OF OCTOBER 31, 2009.

EQUITY FUNDS

Asia Pacific Fund
C&B Large Cap Value Fund
C&B Mid Cap Value Fund
Capital Growth Fund
Common Stock Fund
Discovery Fund+
Diversified Equity Fund
Diversified Small Cap Fund
Emerging Growth Fund
Emerging Markets Equity Fund
Endeavor Select Fund+
Enterprise Fund+
Equity Income Fund
Equity Value Fund
Growth Fund
Growth Equity Fund
Index Fund
International Core Fund
International Equity Fund
International Value Fund
Large Cap Appreciation Fund
Large Cap Growth Fund
Large Company Core Fund
Large Company Growth Fund
Large Company Value Fund
Mid Cap Disciplined Fund
Mid Cap Growth Fund
Opportunity Fund+
Small Cap Disciplined Fund
Small Cap Growth Fund
Small Cap Opportunities Fund
Small Cap Value Fund
Small Company Growth Fund
Small Company Value Fund
Small/Mid Cap Value Fund
Social Sustainability Fund+
Specialized Financial Services Fund
Specialized Technology Fund
U.S. Value Fund

BOND FUNDS

California Limited-Term Tax-Free Fund
California Tax-Free Fund
Colorado Tax-Free Fund
Diversified Bond Fund
Government Securities Fund(1)
High Income Fund
Income Plus Fund
Inflation-Protected Bond Fund
Intermediate Tax/AMT-Free Fund
Minnesota Tax-Free Fund
Municipal Bond Fund
Short Duration Government Bond Fund(1)
Short-Term Bond Fund
Short-Term High Yield Bond Fund
Short-Term Municipal Bond Fund
Stable Income Fund
Strategic Income Fund
Total Return Bond Fund
Ultra Short-Term Income Fund
Ultra Short-Term Municipal Income Fund
Wisconsin Tax-Free Fund

ASSET ALLOCATION FUNDS

Aggressive Allocation Fund
Asset Allocation Fund
Conservative Allocation Fund
Growth Balanced Fund
Moderate Balanced Fund
WealthBuilder Conservative Allocation Portfolio+
WealthBuilder Equity Portfolio+
WealthBuilder Growth Allocation Portfolio+
WealthBuilder Growth Balanced Portfolio+
WealthBuilder Moderate Balanced Portfolio+
WealthBuilder Tactical Equity Portfolio+
Target Today Fund(2)+
Target 2010 Fund(2)+
Target 2015 Fund(2)+
Target 2020 Fund(2)+
Target 2025 Fund(2)+
Target 2030 Fund(2)+
Target 2035 Fund(2)+
Target 2040 Fund(2)+
Target 2045 Fund(2)+
Target 2050 Fund(2)+

MONEY MARKET FUNDS

100% Treasury Money Market Fund(1)
California Municipal Money Market Fund
California Municipal Money Market Trust
Cash Investment Money Market Fund
Government Money Market Fund(1)
Heritage Money Market Fund+
Minnesota Money Market Fund
Money Market Fund
Money Market Trust
Municipal Money Market Fund
National Tax-Free Money Market Fund
National Tax-Free Money Market Trust
Overland Express Sweep Fund+
Prime Investment Money Market Fund
Treasury Plus Money Market Fund(1)

VARIABLE TRUST FUNDS(3)

VT Asset Allocation Fund
VT C&B Large Cap Value Fund
VT Discovery Fund+
VT Equity Income Fund
VT International Core Fund
VT Large Company Core Fund
VT Large Company Growth Fund
VT Money Market Fund
VT Opportunity Fund+
VT Small Cap Growth Fund
VT Small/Mid Cap Value Fund
VT Total Return Bond Fund

AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE WELLS FARGO ADVANTAGE MONEY MARKET FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A MONEY MARKET FUND.

(1.) The U.S. government guarantee applies to certain of the underlying securities and NOT to shares of the Fund.

(2.) The full name of this Fund series is the WELLS FARGO ADVANTAGE DOW JONES
     TARGET DATE FUNDS(SM).

(3.) The Variable Trust Funds are generally available only through insurance company variable contracts.

+ In this report, the WELLS FARGO ADVANTAGE DISCOVERY FUND(SM), WELLS FARGO ADVANTAGE ENDEAVOR SELECT FUND(SM), WELLS FARGO ADVANTAGE ENTERPRISE FUND(SM), WELLS FARGO ADVANTAGE OPPORTUNITY FUND(SM), WELLS FARGO ADVANTAGE SOCIAL SUSTAINABILITY FUND(SM), WELLS FARGO ADVANTAGE WEALTHBUILDER CONSERVATIVE ALLOCATION PORTFOLIO(SM), WELLS FARGO ADVANTAGE WEALTHBUILDER EQUITY PORTFOLIO(SM), WELLS FARGO ADVANTAGE WEALTHBUILDER GROWTH ALLOCATION PORTFOLIO(SM), WELLS FARGO ADVANTAGE WEALTHBUILDER GROWTH BALANCED PORTFOLIO(SM), WELLS FARGO ADVANTAGE WEALTHBUILDER MODERATE BALANCED PORTFOLIO(SM), WELLS FARGO ADVANTAGE WEALTHBUILDER TACTICAL EQUITY PORTFOLIO(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET TODAY FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2010 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2015 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2020 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2025 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2030 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2035 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2040 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2045 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2050 FUND(SM), WELLS FARGO ADVANTAGE HERITAGE MONEY MARKET FUND(SM), WELLS FARGO ADVANTAGE OVERLAND EXPRESS SWEEP FUND(SM), WELLS FARGO ADVANTAGE VT DISCOVERY FUND(SM), AND WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND(SM) are referred to as the Discovery Fund, Endeavor Select Fund, Enterprise Fund, Opportunity Fund, Social Sustainability Fund, WealthBuilder Conservative Allocation Portfolio, WealthBuilder Equity Portfolio, WealthBuilder Growth Allocation Portfolio, WealthBuilder Growth Balanced Portfolio, WealthBuilder Moderate Balanced Portfolio, WealthBuilder Tactical Equity Portfolio, Target Today Fund, Target 2010 Fund, Target 2015 Fund, Target 2020 Fund, Target 2025 Fund, Target 2030 Fund, Target 2035 Fund, Target 2040 Fund, Target 2045 Fund, Target 2050 Fund, Heritage Money Market Fund, Overland Express Sweep Fund, VT Discovery Fund, and VT Opportunity Fund, respectively.

NOT PART OF THE ANNUAL REPORT.

             2 Wells Fargo Advantage Small and Mid Cap Stock Funds


                                                          Letter to Shareholders

(PHOTO OF KARLA M. RABUSCH)

KARLA M. RABUSCH,
President
WELLS FARGO ADVANTAGE FUNDS

THE PERIOD BROUGHT WELCOME SIGNS OF A POTENTIALLY SUSTAINABLE ECONOMIC RECOVERY, SPARKING A SHARP RALLY IN THE FINANCIAL MARKETS THAT ENDED A STREAK OF SIX CONSECUTIVE QUARTERLY DECLINES.

Dear Valued Shareholder,

We are pleased to provide you with this annual report for the Wells Fargo Advantage Small and Mid Cap Stock Funds for the 12-month period that ended October 31, 2009. The period brought welcome signs of a potentially sustainable economic recovery, sparking a sharp rally in the financial markets that ended a streak of six consecutive quarterly declines. We believe that the sharp reversal that occurred in the financial markets during this period underscores the importance of maintaining a disciplined focus on a long-term investment strategy. Although periods of volatility can be challenging for investors, staying focused on a long-term strategy based on individual goals and risk tolerance can help avoid missing potential periods of strong recovery.

SIGNS OF ECONOMIC IMPROVEMENT SPARKED A SUSTAINED MARKET RALLY.

During the early part of the 12-month period, the stock market continued to tumble, reaching levels in March 2009 that had last been seen in 1996. However, early signs of potential economic improvement began to emerge in the spring, sparking the strongest rally since 1938. The market continued to advance through summer and into fall, with seven consecutive months of positive returns for the S&P 500 Index--its second-longest stretch in a decade. By the end of the period, volatility had begun to climb again on questions about the sustainability of the economic improvement. That resulted in a slight correction in the equity markets during October 2009.

As the period began, fallout from the credit crisis continued amid mounting fears that the economy had fallen into recession. Volatility spiked across the financial markets in fall 2008 after Lehman Brothers filed for bankruptcy and the government enacted emergency measures to rescue AIG, Fannie Mae, Freddie Mac, and other large financial institutions. Volatility rose to unprecedented heights as the global financial system froze up and investors feared a total economic collapse. Concerns about potential nationalization of the banking system kept volatility elevated early in 2009, but the release of bank stress tests in May helped to alleviate those concerns, and volatility declined steadily as the market rallied strongly until the final month of the period.

ECONOMIC GROWTH TURNED POSITIVE AFTER A SEVERE CONTRACTION.

Positive economic growth resumed in the third quarter of 2009, following the first string of four consecutive quarters of negative economic growth in at least 60 years. Gross Domestic Product growth was 3.5% for the third quarter of 2009--the strongest since 2007. Economic consensus was that the recession had likely ended during the second quarter of 2009. However, with much of the growth attributable to government stimulus programs, questions remained over the potential sustainability of the recovery. By the end of the 12-month period, the National Bureau of Economic Research had not declared an official end to the recession.

UNEMPLOYMENT REMAINED HIGH, BUT OTHER ECONOMIC INDICATORS IMPROVED.

The unemployment rate rose throughout the period, reaching 10.2% in October 2009--its highest level in more than 25 years. However, the pace of job losses had slowed as the period came to a close. Payroll employment declined

             Wells Fargo Advantage Small and Mid Cap Stock Funds 3


Letter to Shareholders

an average of 188,000 jobs during the last three months of the period, well below the 700,000 average from earlier in 2009. Still, since the start of the recession in December 2007, more than 8 million jobs had been lost by the end of the 12-month period.

Although unemployment remained high, other economic statistics began to show signs of improvement. Industrial production, manufacturing, and consumer sentiment had all improved significantly as the period came to a close. Retail sales improved in the latter months of the period, helped in part by the "Cash for Clunkers" program that temporarily boosted auto sales. Home sales and prices also seemed to have stabilized and began to show signs of improvement in many areas of the country, spurred in part by the government's $8,000 tax credit for first-time home buyers.

THE FED CONTINUED TO FOCUS ON THE ECONOMIC STIMULUS PROGRAMS.

Despite extensive economic stimulus measures by the Federal Reserve, bank lending did not expand during the 12-month period. This limited access to credit indicates that the trillions of dollars that were added to the monetary system through the government stimulus programs might not have an inflationary impact in the near term. In the second half of the period, debate began to escalate over the need for the Fed to outline an "exit strategy" from its stimulus programs. Despite that debate, however, the Federal Open Market Committee (FOMC) held the federal funds rate at the range of 0% to 0.25% that it first targeted in December 2008. The Fed concluded its purchases of longer-term U.S. Treasuries in October 2009 but continued to buy mortgage-backed securities, with that program slated to end in March 2010. In its final statement during the 12-month period, the FOMC noted the signs of economic improvement but reiterated that it was likely to keep the federal funds rate at exceptionally low levels for an extended period because the economy remains sluggish.

EQUITY MARKETS EXPERIENCED EXTREME VOLATILITY BUT REBOUNDED IN MARCH 2009.

For the 12-month period, the equity markets can be split into two distinct sub-periods. From the beginning of the period until early March 2009, stocks declined sharply after falling steadily during the first half of 2008. The broad market, as measured by the S&P 500 Index, began the period in the wake of a nearly 17% decline in October 2008--its worst month since October 1987. The declines continued through March 9, when the market reversed abruptly amid talk that several large banks would report stronger-than-expected earnings during the first quarter. Those reports helped dispel investor fears of potential bank nationalization and sparked the biggest rally in the equity markets since 1938, with the S&P 500 Index surging 23% in 13 trading days. That rally moderated but persisted throughout the summer and into fall 2009, with the S&P 500 Index gaining 56% from the March low through September 30, 2009. In the final month of the 12-month period, volatility began to increase again, resulting in a slight correction in the equity markets. For October 2009, the S&P 500 Index declined about 1.9%.

             4 Wells Fargo Advantage Small and Mid Cap Stock Funds


                                                          Letter to Shareholders

FOR THE FULL 12-MONTH PERIOD, THE S&P 500 INDEX GAINED 9.8% AND THE DOW JONES INDUSTRIAL AVERAGE ROSE 7.7%.

For the full 12-month period, the S&P 500 Index gained 9.8% and the Dow Jones Industrial Average rose 7.7%. Among domestic equity indices, the tech-heavy NASDAQ Composite Index was the leader, with a 20.1% return over the 12-month period due to the strength of the rebound in technology stocks in 2009. The Russell Midcap(R) Index(1) gained 18.8%, while the Russell 2000(R) Index(2) of small cap stocks advanced 6.5%.

Over the period, mid cap stocks led in performance, while large cap and small cap stocks had nearly equal returns. Market cap leadership was split, however, between the early and later months of the period. Large cap stocks led during the early months as investors rotated into larger, more stable companies during the market decline in late 2008 and early 2009. Small caps outperformed large caps during the subsequent rally, however, as investors' risk appetite returned. During the 12-month period, the growth investment style significantly outperformed the value investment style across all market capitalizations, as measured by the Russell indices, benefiting from the growth indices' significant exposure to the information technology sector and lower exposure to the financials sector.

DON'T LET SHORT-TERM VOLATILITY DERAIL LONG-TERM INVESTMENT GOALS.

The 12-month period that ended October 31, 2009, was challenging for investors but brought a welcome reprieve from the volatility of 2008. The rapid rebound in market performance that occurred in early 2009 underscores the importance of maintaining focus on long-term investment goals through periods of volatility so as not to miss potential periods of strong recovery. Although periods of volatility can present challenges, experience has taught us that maintaining a long-term investment strategy based on individual goals and risk tolerance can be an effective way to plan for the future.

As a whole, WELLS FARGO ADVANTAGE FUNDS(R) represents investments across a broad range of asset classes and investment styles, giving you an opportunity to create a diversified investment portfolio. Although diversification may not prevent losses in a downturn, it may help to reduce them and provide you with one way of managing risk. Our diverse family of mutual funds may also help. We offer more than 110 Funds that cover a broad spectrum of investment styles and asset classes.

----------
(1.) The Russell Midcap(R) Index measures the performance of the 800 smallest companies in the Russell 1000 Index, which represent approximately 25% of the total market capitalization of the Russell 1000(R) Index. You cannot invest directly in an index.

(2.) The Russell 2000(R) Index measures the performance of the 2,000 smallest companies in the Russell 3000(R) Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. You cannot invest directly in an index.

             Wells Fargo Advantage Small and Mid Cap Stock Funds 5


Letter to Shareholders

Thank you for choosing WELLS FARGO ADVANTAGE FUNDS. We appreciate your confidence in us. Through each market cycle, we are committed to helping you meet your financial needs. If you have any questions about your investment, please contact your investment professional or call us at 1-800-222-8222. You may also want to visit our Web site at www.wellsfargo.com/advantagefunds.

Sincerely,


/s/ Karla M. Rabusch

Karla M. Rabusch
President
WELLS FARGO ADVANTAGE FUNDS

              6 Wells Fargo Advantage Small and Mid Cap Stock Funds


                                              Performance Highlights (Unaudited)

WELLS FARGO ADVANTAGE C&B MID CAP VALUE FUND

INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE C&B MID CAP VALUE FUND (the Fund) seeks maximum long-term total return (current income and capital appreciation), consistent with minimizing risk to principal.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC

SUBADVISER

Cooke & Bieler, L.P.

PORTFOLIO MANAGERS

Kermit S. Eck, CFA
Daren C. Heitman, CFA
Steve Lyons, CFA
Michael M. Meyer, CFA
James R. Norris
Edward W. O'Connor, CFA
R. James O'Neil, CFA
Mehul Trivedi, CFA

FUND INCEPTION

February 18, 1998

PERFORMANCE SUMMARY
12-MONTH TOTAL RETURN AS OF OCTOBER 31, 2009

C&B MID CAP VALUE FUND             1 YEAR
----------------------             ------
Investor Class                     11.09%
Russell Midcap(R) Value Index(1)   14.52%

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE - www.wellsfargo.com/advantagefunds.

INVESTOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. NET AND GROSS EXPENSE RATIOS FOR INVESTOR CLASS SHARES ARE 1.25% AND 1.54%, RESPECTIVELY. THE INVESTMENT ADVISER HAS CONTRACTUALLY COMMITTED THROUGH FEBRUARY 28, 2010, TO WAIVE FEES AND/OR REIMBURSE EXPENSES TO THE EXTENT NECESSARY TO MAINTAIN THE NET OPERATING EXPENSE RATIO SHOWN.

GROWTH OF $10,000 INVESTMENT(2)
(AS OF OCTOBER 31, 2009)

                               (PERFORMANCE GRAPH)


                 WELLS FARGO ADVANTAGE C&B MID CAP   WELLS FARGO ADVANTAGE C&B MID CAP
                          FUND - CLASS A                   FUND - INVESTOR CLASS         RUSSELL MIDCAP VALUE INDEX
                 ---------------------------------   ---------------------------------   --------------------------
  10/31/1999                    9,425                              10,000                           10,000
  11/30/1999                    9,502                              10,081                            9,817
  12/31/1999                    9,522                              10,103                           10,080
   1/31/2000                    9,414                               9,988                            9,477
   2/29/2000                    9,139                               9,696                            9,080
   3/31/2000                   10,086                              10,701                           10,181
   4/30/2000                   10,421                              11,056                           10,222
   5/31/2000                   11,404                              12,099                           10,398
   6/30/2000                   11,440                              12,137                           10,010
   7/31/2000                   11,617                              12,325                           10,244
   8/31/2000                   12,168                              12,910                           10,872
   9/30/2000                   12,185                              12,928                           10,976
  10/31/2000                   12,609                              13,378                           11,185
  11/30/2000                   12,649                              13,420                           11,039
  12/31/2000                   13,429                              14,248                           12,013
   1/31/2001                   14,359                              15,234                           11,969
   2/28/2001                   14,704                              15,600                           11,919
   3/31/2001                   14,049                              14,906                           11,589
   4/30/2001                   14,478                              15,361                           12,226
   5/31/2001                   15,421                              16,361                           12,573
   6/30/2001                   15,340                              16,276                           12,405
   7/31/2001                   15,770                              16,732                           12,355
   8/31/2001                   15,582                              16,532                           12,130
   9/30/2001                   14,319                              15,192                           10,972
  10/31/2001                   14,896                              15,804                           11,031
  11/30/2001                   15,851                              16,818                           11,803
  12/31/2001                   16,808                              17,833                           12,292
   1/31/2002                   16,808                              17,833                           12,416
   2/28/2002                   17,118                              18,162                           12,618
   3/31/2002                   18,089                              19,191                           13,263
   4/30/2002                   18,288                              19,403                           13,254
   5/31/2002                   18,454                              19,580                           13,234
   6/30/2002                   17,734                              18,815                           12,643
   7/31/2002                   16,037                              17,015                           11,406
   8/31/2002                   15,726                              16,685                           11,538
   9/30/2002                   14,053                              14,910                           10,373
  10/31/2002                   14,585                              15,475                           10,703
  11/30/2002                   15,661                              16,616                           11,377
  12/31/2002                   15,212                              16,139                           11,107
   1/31/2003                   14,757                              15,657                           10,799
   2/28/2003                   14,169                              15,033                           10,620
   3/31/2003                   14,547                              15,434                           10,656
   4/30/2003                   15,880                              16,848                           11,467
   5/31/2003                   17,124                              18,168                           12,476
   6/30/2003                   17,492                              18,559                           12,563
   7/31/2003                   18,136                              19,242                           12,953
   8/31/2003                   18,980                              20,138                           13,413
   9/30/2003                   18,281                              19,395                           13,309
  10/31/2003                   19,946                              21,163                           14,286
  11/30/2003                   20,413                              21,658                           14,700
  12/31/2003                   21,143                              22,432                           15,335
   1/31/2004                   21,435                              22,742                           15,739
   2/29/2004                   21,737                              23,063                           16,128
   3/31/2004                   21,909                              23,244                           16,154
   4/30/2004                   21,370                              22,673                           15,471
   5/31/2004                   21,460                              22,769                           15,868
   6/30/2004                   22,256                              23,613                           16,434
   7/31/2004                   20,866                              22,138                           15,989
   8/31/2004                   20,877                              22,150                           16,246
   9/30/2004                   21,247                              22,554                           16,719
  10/31/2004                   21,180                              22,471                           17,106
  11/30/2004                   22,435                              23,815                           18,262
  12/31/2004                   23,453                              24,895                           18,970
   1/31/2005                   22,472                              23,854                           18,528
   2/28/2005                   23,233                              24,674                           19,175
   3/31/2005                   23,060                              24,491                           19,117
   4/30/2005                   22,275                              23,658                           18,612
   5/31/2005                   23,580                              25,042                           19,382
   6/30/2005                   24,214                              25,727                           20,016
   7/31/2005                   25,057                              26,609                           20,969
   8/31/2005                   24,076                              25,580                           20,805
   9/30/2005                   24,272                              25,789                           21,087
  10/31/2005                   23,960                              25,458                           20,442
  11/30/2005                   25,253                              26,842                           21,163
  12/31/2005                   24,865                              26,430                           21,369
   1/31/2006                   26,094                              27,733                           22,295
   2/28/2006                   26,332                              27,999                           22,506
   3/31/2006                   27,623                              29,369                           22,997
   4/30/2006                   27,748                              29,515                           23,219
   5/31/2006                   27,460                              29,209                           22,732
   6/30/2006                   26,833                              28,544                           22,869
   7/31/2006                   26,432                              28,119                           22,740
   8/31/2006                   27,560                              29,329                           23,377
   9/30/2006                   28,525                              30,352                           23,676
  10/31/2006                   29,816                              31,722                           24,635
  11/30/2006                   30,768                              32,745                           25,429
  12/31/2006                   31,202                              33,221                           25,689
   1/31/2007                   31,723                              33,774                           26,480
   2/28/2007                   31,653                              33,699                           26,638
   3/31/2007                   32,272                              34,356                           26,937
   4/30/2007                   33,047                              35,193                           27,782
   5/31/2007                   34,117                              36,329                           28,739
   6/30/2007                   34,272                              36,493                           27,921
   7/31/2007                   32,075                              34,162                           26,364
   8/31/2007                   31,892                              33,968                           26,283
   9/30/2007                   32,160                              34,267                           26,930
  10/31/2007                   30,695                              32,713                           27,032
  11/30/2007                   29,330                              31,248                           25,607
  12/31/2007                   28,415                              30,265                           25,323
   1/31/2008                   26,112                              27,823                           24,170
   2/29/2008                   25,333                              26,997                           23,373
   3/31/2008                   24,908                              26,546                           23,134
   4/30/2008                   26,165                              27,898                           24,545
   5/31/2008                   26,945                              28,725                           25,416
   6/30/2008                   23,260                              24,799                           23,150
   7/31/2008                   24,660                              26,283                           22,884
   8/31/2008                   26,201                              27,917                           23,538
   9/30/2008                   24,606                              26,226                           21,408
  10/31/2008                   20,000                              21,304                           16,536
  11/30/2008                   17,875                              19,050                           14,864
  12/31/2008                   18,824                              20,073                           15,588
   1/31/2009                   17,167                              18,295                           13,978
   2/28/2009                   15,150                              16,135                           12,233
   3/31/2009                   16,807                              17,913                           13,300
   4/30/2009                   18,896                              20,131                           15,521
   5/31/2009                   19,040                              20,284                           16,053
   6/30/2009                   19,599                              20,876                           16,086
   7/31/2009                   21,310                              22,711                           17,664
   8/31/2009                   22,337                              23,782                           18,831
   9/30/2009                   23,328                              24,853                           19,885
  10/31/2009                   22,211                              23,667                           18,937

----------
(1.) The Russell Midcap Value Index measures the performance of those Russell
     Midcap companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000(R) Value Index. You cannot invest directly in an Index.

(2.) The chart compares the performance of the WELLS FARGO ADVANTAGE C&B MID CAP
     VALUE FUND Class A shares and Investor Class shares for the most recent ten years with the Russell Midcap Value Index. The chart assumes a hypothetical investment of $10,000 in Class A shares and Investor Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 5.75%.

              Wells Fargo Advantage Small and Mid Cap Stock Funds 7


Performance Highlights (Unaudited)

                        WELLS FARGO ADVANTAGE C&B MID CAP VALUE FUND (CONTINUED)

MANAGER'S DISCUSSION

FUND HIGHLIGHTS

- Poor stock selection in financials, consumer durables, and the retail sectors contributed to the Fund's underperformance.

- The Fund's sector allocations contributed to relative performance, but not enough to offset weak stock selection.

- The market experienced a transition from a flight to safety to a flight to risk.

-    We remain advocates for careful and selective risk-taking.

THE NEGATIVE IMPACT OF STOCK SELECTION WAS DUE IN LARGE PART TO HOLDINGS IN THE FINANCIALS AND CONSUMER DURABLES AND RETAIL SECTORS.

What a difference a few months make. We went from watching the stock market post negative returns to reporting significant gains. During the market's downward slide that continued through early March 2009, the stocks that performed best were from higher-quality companies, particularly those with relatively dependable fundamentals, good liquidity, and low financial leverage. Conversely, the stocks of companies with economically sensitive business models perceived to have any potential liquidity risk performed poorly. This paradigm reversed itself beginning in late March 2009, when investors became more willing to take risks on what has been described as "less bad" economic news. The end result was a strong rally led by the very stocks that had underperformed during the first half of the 12-month period.

In light of the rebounding nature and low-quality bias of the market's rally, the Fund did not benefit as much as it might have because our bias is toward higher-quality stocks. Given our commitment to high quality in our stock selection process, it is not uncommon for the Fund's portfolio to lag during this phase of a market cycle. Indeed, poor stock selection was one of the main causes of the Fund's relative underperformance.

Another aspect that negatively affected the Fund's performance during the period was securities lending. The Fund engages in securities lending as a way of seeking to generate additional income and is a process that is distinct from the investment decisions made by the portfolio management team. During the period, securities lending detracted from the Fund's overall performance due to the decline in value of certain securities in which securities lending cash collateral was invested.

              8 Wells Fargo Advantage Small and Mid Cap Stock Funds


                                              Performance Highlights (Unaudited)

WELLS FARGO ADVANTAGE C&B MID CAP VALUE FUND (CONTINUED)

SECTOR DISTRIBUTION(3)
(AS OF OCTOBER 31, 2009)

                                   (PIE CHART)

Consumer Discretionary   (18%)
Consumer Staples          (7%)
Financials               (22%)
Health Care              (14%)
Industrials              (17%)
Information Technology   (12%)
Materials                 (8%)
Ulilities                 (2%)

TEN LARGEST EQUITY HOLDINGS(4)
(AS OF OCTOBER 31, 2009)

White Mountain Insurance Group Limited            3.77%
Quest Diagnostics Incorporated                    3.67%
International Flavors & Fragrances Incorporated   3.48%
Willis Group Holdings Limited                     2.99%
NVR Incorporated                                  2.98%
Arthur J. Gallagher & Company                     2.85%
Harte-Hanks Incorporated                          2.83%
Diebold Incorporated                              2.72%
Safeway Incorporated                              2.64%
Hain Celestial Group Incorporated                 2.64%

The Fund's sector allocations contributed to relative performance, but not enough to offset the impact of poor stock selection. Our overweighting in industrials and media/services and underweighting in utilities were all contributors to the Fund's relative performance.

Holdings that contributed to the Fund's relative performance included Scotts Miracle-Gro, Harte-Hanks, Avon Products, International Flavors & Fragrances and NVR. Our worst detractors included Capital Source, Hain Celestial, Steelcase, International Speedway, and City National.

EVER MINDFUL OF THE CHALLENGES FACING THE ECONOMY AND MARKET, WE MADE CHANGES TO THE FUND.

Beyond adding to certain existing holdings that were temporarily out of favor with Wall Street, we also established new holdings in several companies, including Avon Products, Axis Capital, Boston Scientific, Cardinal Health, Darden Restaurants, Del Monte Foods, Fidelity National Financial, Fortune Brands, Kennametal, Old Republic, Republic Services, Safeway, Teradyne, Umpqua Holdings, West Pharmaceutical, Westar Energy, and Mednax.

To make room for these additions, we sold Sanderson Farms and Valspar since both achieved our valuation target. Del Monte, a recent addition to the Fund, was eliminated since it also reached its target valuation. Entegris, Jones Apparel, Office Depot, and Zale were sold due to our concerns about their fundamentals. Cymer and Old Republic were eliminated to purchase more attractive investment opportunities. Alpharma was eliminated as a result of an acquisition.

THE INVESTMENT ENVIRONMENT IS SHOWING SIGNS OF STABILIZATION IN THE MIDST OF ONGOING CHALLENGES.

We believe that the market clearly has strong momentum and some things going for it. From our viewpoint there are signs of stabilization and the economy is poised to grow again. Both the Federal Reserve and federal government have been providing plenty of support to promote stability and growth. And, with interest rates still near zero, and the Fed continuing to ease quantitatively, improvements in liquidity are helping with the market's recovery.

----------
(3.) Sector distribution is subject to change and is calculated based on the total common stock investments of the Fund.

(4.) The ten largest portfolio holdings are calculated based on the value of the securities divided by total investments of the Fund. Holdings are subject to change and may have changed since the date specified.

              Wells Fargo Advantage Small and Mid Cap Stock Funds 9


Performance Highlights (Unaudited)

                        WELLS FARGO ADVANTAGE C&B MID CAP VALUE FUND (CONTINUED)

We are, however, a bit wary of being too optimistic mostly because it seems that growing expectations go hand-in-hand with the market's advance in the form of valuations. Though perhaps not extremely so, the market is at least somewhat vulnerable because valuations have increased to the point that underlying expectations for earnings recovery and inflation are quickly approaching a typically optimistic level. And, with ongoing economic challenges posed by continuing systemic deleveraging and persistent unemployment, we are not sure that unbridled optimism will reign anytime soon.

All this is a way of saying we expect the investment environment to become more of a grind. At a minimum, we are fast approaching the point where underlying fundamentals matter, especially among the more economically sensitive stocks that, due to their big gains, are increasingly burdened with earnings recovery expectations. Going forward we envision an environment marked by fits and stops in which winners and losers are clearly distinguished by their underlying fundamental improvement relative to expectations. As such, we continue to advocate for careful and selective risk-taking and believe our steadfast commitment to high quality value equity investing will reward our decisions.

             10 Wells Fargo Advantage Small and Mid Cap Stock Funds


                                              Performance Highlights (Unaudited)

                        WELLS FARGO ADVANTAGE C&B MID CAP VALUE FUND (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN(5) (%) (AS OF OCTOBER 31, 2009)

                                Including Sales Charge                   Excluding Sales Charge         Expense Ratio
                         ------------------------------------   ------------------------------------   ---------------
C&B MID CAP VALUE FUND   6 Month*   1 Year   5 Year   10 Year   6 Month*   1 Year   5 Year   10 Year   Gross(6)  Net(7)
----------------------   --------   ------   ------   -------   --------   ------   ------   -------   -------   -----
Class A (CBMAX)           10.78      4.66    (0.23)    8.31       17.54     11.05    0.96      8.95      1.44%   1.20%
Class B (CBMBX)**         12.03      5.27    (0.20)    8.39       17.03     10.27    0.20      8.39      2.19%   1.95%
Class C (CBMCX)           16.14      9.24     0.21     8.15       17.14     10.24    0.21      8.15      2.19%   1.95%
Administrator Class
   (CBMIX)                                                        17.53     11.13    1.14      9.06      1.26%   1.15%
Institutional Class
   (CBMSX)                                                        17.69     11.45    1.39      9.20      0.99%   0.90%
Investor Class (CBMDX)                                            17.57     11.09    1.04      9.00      1.54%   1.25%
Russell Midcap Value
Index(1)                                                          22.01     14.52    2.05      6.59

*    Returns for periods of less than one year are not annualized.

** Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE AT THE FUNDS' WEB SITE - www.wellsfargo.com/advantagefunds.

FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 5.75%. FOR CLASS B SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 5.00%. FOR CLASS C SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE SALES CHARGE FOR THE PERIOD SHOWN. ADMINISTRATOR CLASS, INSTITUTIONAL CLASS, AND INVESTOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE.

Stock fund values fluctuate in response to the activities of individual companies and general market and economic conditions. Smaller company stocks tend to be more volatile and less liquid than those of larger companies. The use of derivatives may reduce returns and/or increase volatility. Consult the Fund's prospectus for additional information on these and other risks.

----------
(5.) Class A, Class B and Class C shares incepted on July 26, 2004. Performance shown prior to the inception of the Class A, Class B and Class C reflects the performance of the Investor Class shares, adjusted to reflect Class A, Class B and Class C sales charges and expenses, as applicable. The Investor Class shares incepted on February 18, 1998. Prior to June 20, 2008, the Investor Class was named Class D. Administrator Class shares incepted on July 26, 2004. Performance shown prior to the inception of the Administrator Class reflects the performance of the unnamed share class of the C&B Mid Cap Value Portfolio, the predecessor fund, and includes expenses that are not applicable to and are higher than those of the Administrator Class. The unnamed share class of the predecessor fund incepted on February 18, 1998. Institutional Class shares incepted on July 26, 2004. Performance shown prior to the inception of the Institutional Class reflects the performance of the unnamed share class of the C&B Mid Cap Value Portfolio, the predecessor fund, and includes expenses that are not applicable to and are higher than those of the Institutional Class. Effective June 20, 2008, Class D was renamed Investor Class and modified to assume the features and attributes of the Investor Class.

(6.) Reflects the gross expense ratio as stated in the March 1, 2009 prospectus.

(7.) The investment adviser has contractually committed through February 28, 2010, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Without these reductions, the Fund's returns would have been lower.

                                          THIS PAGE IS INTENTIONALLY LEFT BLANK.

             12 Wells Fargo Advantage Small and Mid Cap Stock Funds


                                              Performance Highlights (Unaudited)

WELLS FARGO ADVANTAGE COMMON STOCK FUND

INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE COMMON STOCK FUND (the Fund) seeks long-term capital appreciation.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC

SUBADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGER

Ann M. Miletti

FUND INCEPTION

December 29, 1989

PERFORMANCE SUMMARY
12-MONTH TOTAL RETURN AS OF OCTOBER 31, 2009

COMMON STOCK FUND           1 YEAR
-----------------           ------
Investor Class              22.91%
Russell 2500(TM) Index(1)   13.26%

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE - www.wellsfargo.com/advantagefunds.

INVESTOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. NET AND GROSS EXPENSE RATIOS FOR INVESTOR CLASS SHARES ARE 1.29% AND 1.48%, RESPECTIVELY. THE INVESTMENT ADVISER HAS CONTRACTUALLY COMMITTED THROUGH FEBRUARY 28, 2010, TO WAIVE FEES AND/OR REIMBURSE EXPENSES TO THE EXTENT NECESSARY TO MAINTAIN THE NET OPERATING EXPENSE RATIO SHOWN.

GROWTH OF $10,000 INVESTMENT(2)
(AS OF OCTOBER 31, 2009)

                              (PERFORMANCE GRAPH)


                 WELLS FARGO ADVANTAGE   WELLS FARGO ADVANTAGE
                  COMMON STOCK FUND -     COMMON STOCK FUND -
                        CLASS A              INVESTOR CLASS      RUSSELL 2500 INDEX
                 ---------------------   ---------------------   ------------------
  10/31/1999              9,427                     10,000             10,000
  11/30/1999             10,105                     10,723             10,565
  12/31/1999             11,026                     11,703             11,711
   1/31/2000             10,576                     11,230             11,441
   2/29/2000             11,107                     11,796             13,094
   3/31/2000             11,794                     12,529             12,893
   4/30/2000             11,117                     11,815             12,200
   5/31/2000             11,236                     11,944             11,615
   6/30/2000             11,054                     11,754             12,378
   7/31/2000             10,810                     11,499             12,062
   8/31/2000             11,675                     12,423             13,101
   9/30/2000             11,401                     12,135             12,675
  10/31/2000             10,962                     11,671             12,327
  11/30/2000             10,161                     10,821             11,242
  12/31/2000             10,849                     11,562             12,211
   1/31/2001             11,552                     12,308             12,612
   2/28/2001             10,806                     11,517             11,800
   3/31/2001             10,268                     10,954             11,152
   4/30/2001             10,990                     11,723             12,137
   5/31/2001             11,119                     11,872             12,502
   6/30/2001             10,866                     11,608             12,680
   7/31/2001             10,667                     11,396             12,226
   8/31/2001             10,096                     10,788             11,826
   9/30/2001              8,680                      9,280             10,295
  10/31/2001              9,272                      9,911             10,828
  11/30/2001             10,145                     10,851             11,703
  12/31/2001             10,633                     11,366             12,359
   1/31/2002             10,417                     11,142             12,206
   2/28/2002             10,142                     10,854             11,992
   3/31/2002             10,903                     11,670             12,821
   4/30/2002             10,471                     11,211             12,789
   5/31/2002             10,212                     10,935             12,414
   6/30/2002              9,290                      9,947             11,714
   7/31/2002              8,373                      8,970             10,316
   8/31/2002              8,480                      9,085             10,348
   9/30/2002              7,617                      8,159              9,528
  10/31/2002              8,259                      8,849              9,838
  11/30/2002              9,220                      9,878             10,642
  12/31/2002              8,561                      9,177             10,160
   1/31/2003              8,443                      9,050              9,890
   2/28/2003              8,405                      9,010              9,653
   3/31/2003              8,470                      9,079              9,745
   4/30/2003              9,069                      9,722             10,613
   5/31/2003              9,862                     10,573             11,657
   6/30/2003              9,991                     10,716             11,879
   7/31/2003             10,325                     11,079             12,518
   8/31/2003             10,735                     11,515             13,097
   9/30/2003             10,455                     11,216             12,919
  10/31/2003             11,113                     11,935             13,940
  11/30/2003             11,340                     12,176             14,465
  12/31/2003             11,858                     12,728             14,784
   1/31/2004             12,052                     12,940             15,323
   2/29/2004             12,327                     13,239             15,560
   3/31/2004             12,192                     13,095             15,654
   4/30/2004             11,787                     12,664             14,902
   5/31/2004             11,847                     12,728             15,206
   6/30/2004             12,111                     13,015             15,706
   7/31/2004             11,302                     12,147             14,792
   8/31/2004             11,167                     12,004             14,755
   9/30/2004             11,658                     12,538             15,311
  10/31/2004             11,944                     12,843             15,660
  11/30/2004             12,602                     13,555             16,830
  12/31/2004             13,004                     13,995             17,488
   1/31/2005             12,644                     13,612             16,901
   2/28/2005             13,045                     14,045             17,283
   3/31/2005             13,013                     14,017             16,939
   4/30/2005             12,393                     13,345             16,177
   5/31/2005             12,977                     13,979             17,156
   6/30/2005             13,285                     14,306             17,705
   7/31/2005             14,035                     15,117             18,752
   8/31/2005             13,863                     14,935             18,472
   9/30/2005             13,911                     14,979             18,570
  10/31/2005             13,568                     14,614             17,994
  11/30/2005             14,265                     15,362             18,863
  12/31/2005             14,554                     15,676             18,906
   1/31/2006             15,442                     16,633             20,244
   2/28/2006             15,293                     16,475             20,227
   3/31/2006             15,734                     16,950             21,013
   4/30/2006             16,019                     17,260             21,087
   5/31/2006             15,470                     16,662             20,091
   6/30/2006             15,375                     16,568             20,101
   7/31/2006             15,097                     16,266             19,469
   8/31/2006             15,449                     16,640             19,962
   9/30/2006             15,693                     16,907             20,205
  10/31/2006             16,161                     17,411             21,176
  11/30/2006             16,636                     17,929             21,867
  12/31/2006             16,780                     18,076             21,963
   1/31/2007             17,318                     18,663             22,555
   2/28/2007             17,216                     18,546             22,524
   3/31/2007             17,626                     18,989             22,743
   4/30/2007             18,215                     19,621             23,329
   5/31/2007             19,077                     20,561             24,304
   6/30/2007             18,983                     20,462             23,867
   7/31/2007             18,428                     19,856             22,496
   8/31/2007             18,582                     20,028             22,735
   9/30/2007             19,111                     20,597             23,270
  10/31/2007             19,351                     20,850             23,868
  11/30/2007             18,454                     19,883             22,405
  12/31/2007             18,450                     19,873             22,265
   1/31/2008             17,634                     19,001             20,905
   2/29/2008             17,438                     18,794             20,331
   3/31/2008             17,118                     18,446             20,180
   4/30/2008             18,016                     19,415             21,266
   5/31/2008             18,678                     20,135             22,276
   6/30/2008             17,004                     18,326             20,460
   7/31/2008             17,097                     18,424             20,602
   8/31/2008             17,572                     18,936             21,190
   9/30/2008             16,167                     17,422             19,085
  10/31/2008             12,665                     13,652             14,973
  11/30/2008             11,498                     12,388             13,350
  12/31/2008             12,004                     12,933             14,074
   1/31/2009             11,043                     11,898             12,808
   2/28/2009             10,289                     11,081             11,423
   3/31/2009             11,333                     12,203             12,465
   4/30/2009             12,872                     13,870             14,386
   5/31/2009             13,471                     14,502             14,825
   6/30/2009             13,647                     14,687             14,993
   7/31/2009             14,835                     15,973             16,345
   8/31/2009             15,382                     16,550             17,013
   9/30/2009             16,322                     17,574             18,000
  10/31/2009             15,589                     16,779             16,958

----------
(1.) The Russell 2500 Index measures performance of the 2,500 smallest companies in the Russell 3000(R) Index, which represents approximately 16% of the total market capitalization of the Russell 3000 Index. You cannot invest directly in an Index.

(2.) The chart compares the performance of the WELLS FARGO ADVANTAGE COMMON
     STOCK FUND Class A and Investor Class shares for the most recent ten years with the Russell 2500 Index. The chart assumes a hypothetical investment of $10,000 in Class A and Investor Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 5.75%.

             Wells Fargo Advantage Small and Mid Cap Stock Funds 13


Performance Highlights (Unaudited)

                             WELLS FARGO ADVANTAGE COMMON STOCK FUND (CONTINUED)

MANAGER'S DISCUSSION

FUND HIGHLIGHTS

- The Fund outperformed its benchmark; holdings in the information technology and consumer discretionary sectors were the top contributors to both absolute and relative performance.

- The consumer staples sector was a modest detractor from relative performance, as our holdings in this sector underperformed those of the broader index.

- As the market fluctuated over the past year, our process remained our foundation, as we continued to look for well-positioned businesses that have strong management teams, favorable trends, and trade at an attractive discount to our estimated private market valuation.

STOCK SELECTION WAS THE MAIN DRIVER OF THE FUND'S OUTPERFORMANCE.

The Fund's holdings in the information technology sector were the top contributors to both absolute and relative performance during the 12-month period, driven by the strong performance of our holdings in the information technology services industry, notably Cognizant Technology Solutions Corp. Consumer discretionary was another positive contributor to both absolute and relative performance, led by security selection and our overweight in the media industry and the strong performance of Coach, Inc., in the textile apparel and luxury goods industry. Security selection in the industrials sector also contributed to relative performance, most notably in the airline industry with our investment in Alaska Air Group, Inc., which considerably outperformed the broader industry.

The consumer staples sector was a modest detractor from relative performance, primarily due to weakness of our food products and food and staples retailing holdings, which underperformed the industry. Our modest overweight of energy was another headwind for the Fund, as this sector lagged the broader index. Somewhat negating this, however, was our stock selection within energy, as our holdings in this sector outperformed the industry.

Securities lending also negatively affected the Fund's performance. The Fund engages in securities lending as a way of seeking to generate additional income and is a process that is distinct from the investment decisions made by the portfolio management team. During the period, securities lending detracted from the Fund's overall performance due to the decline in value of certain securities in which securities lending cash collateral was invested.

SECTOR DISTRIBUTION(3)
(AS OF OCTOBER 31, 2009)

                                  (PIE CHART)

Telecommunication Services    (1%)
Consumer Discretionary       (21%)
Consumer Staples              (6%)
Energy                        (7%)
Financials                   (15%)
Health Care                  (12%)
Industrials                  (12%)
Information Technology       (20%)
Materials                     (6%)

----------
(3.) Sector distribution is subject to change and is calculated based on the total common stock investments of the Fund.

             14 Wells Fargo Advantage Small and Mid Cap Stock Funds


                                              Performance Highlights (Unaudited)

WELLS FARGO ADVANTAGE COMMON STOCK FUND (CONTINUED)

OUR METHODOLOGY INCLUDES BUYING STOCKS THAT ARE SELLING AT A DISCOUNT TO THEIR INTRINSIC PRIVATE MARKET VALUES AND SELLING STOCKS THAT APPROACH THEIR PRIVATE MARKET VALUES.

TEN LARGEST EQUITY HOLDINGS(4)
(AS OF OCTOBER 31, 2009)

Time Warner Cable Incorporated                           1.41%
HCC Insurance Holdings Incorporated                      1.32%
AMETEK Incorporated                                      1.32%
Accenture plc                                            1.31%
Cablevision Systems Corporation New York Group Class A   1.29%
Dean Foods Company                                       1.28%
Liberty Media Corporation Interactive Series A           1.27%
Kroger Company                                           1.27%
Zimmer Holdings Incorporated                             1.26%
Cognizant Technology Solutions Corporation Class A       1.26%

Our discipline allows us to be patient with stocks that are out of favor with the market, which seems to be the exception, as the unprecedented volatility in the market has increased investor focus on the short term rather than the long term. Although this dynamic was challenging, we viewed it favorably, as the indiscriminant sell-off punished many companies that we judged to be higher-quality businesses with strong management teams. The subsequent rally rewarded our patience and longer-term view.

Consequently, we added positions in several sectors and industries. These additions were generally complemented by sales of companies that have what we believe to be inappropriate valuations, lower-quality business models, and/or deteriorating fundamentals. Although they reflect relatively small changes overall, the two sectors that had the largest increases as a percentage of the Fund were the industrials and financials sectors, while the sectors with the largest decreases were the energy and health care sectors. Most sector weightings were fairly consistent throughout the 12-month period. The Fund was overweight information technology, consumer discretionary, and energy and was underweight the financials, utilities, and industrials sectors.

UNCERTAINTY REMAINS, BUT OPPORTUNITIES REMAIN AS WELL.

As the rally over the past 12 months progressed, more questions continued to arise, most notably about the potential long-term growth rate of the macro economy and the potential consequences from a changing regulatory landscape. These questions not only increase uncertainty but also present opportunities to potentially add to current holdings at favorable prices and valuations or to upgrade the Fund with higher-quality companies. In either calm or volatile periods, our ideal is to build a diversified portfolio of stocks that will offer upside participation and downside protection for investors.

Through it all, our bottom-up process of identifying companies that have solid business models, strong management teams, and favorable trends, trading at attractive discounts to our private market valuations, continues to guide our decision-making process.

----------
(4.) The ten largest portfolio holdings are calculated based on the value of the securities divided by total investments of the Fund. Holdings are subject to change and may have changed since the date specified.

             Wells Fargo Advantage Small and Mid Cap Stock Funds 15


Performance Highlights (Unaudited)

                             WELLS FARGO ADVANTAGE COMMON STOCK FUND (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN(5) (%) (AS OF OCTOBER 31, 2009)

                           Including Sales Charge         Excluding Sales Charge      Expense Ratio
                       ------------------------------ ------------------------------ ---------------
COMMON STOCK FUND      6 Month* 1 Year 5 Year 10 Year 6 Month* 1 Year 5 Year 10 Year Gross(6) Net(7)
-----------------      -------- ------ ------ ------- -------- ------ ------ ------- -------- ------
Class A (SCSAX)          14.15   15.99  4.23   4.54     21.11   23.08  5.47    5.16    1.38%   1.26%
Class B (SCSKX)**        15.58   17.08  4.34   4.66     20.58   22.08  4.67    4.66    2.13%   2.01%
Class C (STSAX)          19.49   20.99  4.66   4.42     20.49   21.99  4.66    4.42    2.13%   2.01%
Investor Class (STCSX)                                  20.97   22.91  5.49    5.31    1.48%   1.29%
Russell 2500 Index(1)                                   17.88   13.26  1.61    5.42

*    Returns for periods of less than one year are not annualized.

** Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE
- www.wellsfargo.com/advantagefunds.

FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 5.75%. FOR CLASS B SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 5.00%. FOR CLASS C SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. INVESTOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE.

Stock fund values fluctuate in response to the activities of individual companies and general market and economic conditions. Smaller company stocks tend to be more volatile and less liquid than those of larger companies. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Fund is exposed to foreign investment risk. Consult the Fund's prospectus for additional information on these and other risks.

----------
(5.) Class A, Class B and Class C shares incepted on November 30, 2000.
     Performance shown prior to the inception of Class A, Class B and Class C reflects the performance of the Investor Class shares, adjusted to reflect Class A, Class B and Class C sales charges and expenses, as applicable. Investor Class shares incepted on December 29, 1989. Effective June 20, 2008, Class Z was renamed Investor Class and modified to assume the features and attributes of the Investor Class.

(6.) Reflects the gross expense ratio as stated in the March 1, 2009 prospectus.

(7.) The investment adviser has contractually committed through February 28, 2010, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Without these reductions, the Fund's returns would have been lower.

             16 Wells Fargo Advantage Small and Mid Cap Stock Funds


                                              Performance Highlights (Unaudited)

WELLS FARGO ADVANTAGE MID CAP GROWTH FUND

INVESTMENT OBJECTIVE

THE WELLS FARGO ADVANTAGE MID CAP GROWTH FUND (the Fund) seeks long-term capital appreciation.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC

SUBADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGERS
Jerome "Cam" Philpott, CFA
Stuart Roberts

FUND INCEPTION

December 30, 1994

PERFORMANCE SUMMARY
12-MONTH TOTAL RETURN AS OF OCTOBER 31, 2009

MID CAP GROWTH FUND              1 YEAR
-------------------              ------
Investor Class                   26.35%
Russell Midcap Growth Index(1)   22.48%

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE - www.wellsfargo.com/advantagefunds.

INVESTOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. NET AND GROSS EXPENSE RATIOS FOR INVESTOR CLASS SHARES ARE 1.45% AND 1.56%, RESPECTIVELY. THE INVESTMENT ADVISER HAS CONTRACTUALLY COMMITTED THROUGH FEBRUARY 28, 2010, TO WAIVE FEES AND/OR REIMBURSE EXPENSES TO THE EXTENT NECESSARY TO MAINTAIN THE NET OPERATING EXPENSE RATIO SHOWN.

GROWTH OF $10,000 INVESTMENT(2)
(AS OF OCTOBER 31, 2009)

                              (PERFORMANCE GRAPH)


                 WELLS FARGO ADVANTAGE MID   WELLS FARGO ADVANTAGE MID CAP
                 CAP GROWTH FUND - CLASS A    GROWTH FUND - INVESTOR CLASS   RUSSELL MIDCAP GROWTH INDEX
                 -------------------------   -----------------------------   ---------------------------
  10/31/1999                 9,425                        10,000                          10,000
  11/30/1999                10,343                        10,973                          11,036
  12/31/1999                11,945                        12,671                          12,946
   1/31/2000                11,354                        12,044                          12,944
   2/29/2000                12,998                        13,785                          15,665
   3/31/2000                13,461                        14,275                          15,681
   4/30/2000                12,777                        13,549                          14,159
   5/31/2000                12,193                        12,928                          13,127
   6/30/2000                13,704                        14,528                          14,520
   7/31/2000                13,114                        13,901                          13,600
   8/31/2000                15,314                        16,232                          15,651
   9/30/2000                14,873                        15,763                          14,886
  10/31/2000                14,200                        15,048                          13,867
  11/30/2000                12,391                        13,130                          10,854
  12/31/2000                13,689                        14,504                          11,425
   1/31/2001                13,581                        14,389                          12,078
   2/28/2001                11,935                        12,644                           9,989
   3/31/2001                10,703                        11,337                           8,559
   4/30/2001                11,886                        12,589                           9,986
   5/31/2001                12,134                        12,850                           9,939
   6/30/2001                12,093                        12,805                           9,944
   7/31/2001                11,447                        12,121                           9,274
   8/31/2001                10,786                        11,419                           8,602
   9/30/2001                 9,438                         9,990                           7,180
  10/31/2001                 9,454                        10,007                           7,935
  11/30/2001                10,017                        10,601                           8,789
  12/31/2001                10,412                        11,019                           9,123
   1/31/2002                 9,844                        10,416                           8,827
   2/28/2002                 9,550                        10,105                           8,326
   3/31/2002                10,220                        10,812                           8,962
   4/30/2002                10,009                        10,588                           8,487
   5/31/2002                 9,486                        10,034                           8,234
   6/30/2002                 8,890                         9,402                           7,325
   7/31/2002                 7,835                         8,285                           6,614
   8/31/2002                 7,871                         8,323                           6,591
   9/30/2002                 7,413                         7,837                           6,067
  10/31/2002                 7,669                         8,108                           6,537
  11/30/2002                 8,000                         8,457                           7,049
  12/31/2002                 7,440                         7,864                           6,623
   1/31/2003                 7,321                         7,737                           6,558
   2/28/2003                 7,192                         7,601                           6,501
   3/31/2003                 7,403                         7,823                           6,622
   4/30/2003                 8,046                         8,501                           7,073
   5/31/2003                 8,651                         9,140                           7,753
   6/30/2003                 8,797                         9,293                           7,864
   7/31/2003                 9,092                         9,604                           8,145
   8/31/2003                 9,627                        10,168                           8,593
   9/30/2003                 9,387                         9,913                           8,427
  10/31/2003                10,106                        10,672                           9,106
  11/30/2003                10,309                        10,885                           9,350
  12/31/2003                10,272                        10,845                           9,452
   1/31/2004                10,844                        11,447                           9,764
   2/29/2004                11,065                        11,680                           9,927
   3/31/2004                11,305                        11,932                           9,909
   4/30/2004                10,807                        11,405                           9,629
   5/31/2004                11,176                        11,793                           9,856
   6/30/2004                11,379                        12,006                          10,013
   7/31/2004                10,420                        10,993                           9,350
   8/31/2004                10,143                        10,700                           9,234
   9/30/2004                10,770                        11,361                           9,579
  10/31/2004                11,250                        11,865                           9,904
  11/30/2004                11,656                        12,292                          10,416
  12/31/2004                12,479                        13,159                          10,915
   1/31/2005                12,163                        12,825                          10,622
   2/28/2005                11,887                        12,532                          10,891
   3/31/2005                11,808                        12,447                          10,732
   4/30/2005                11,196                        11,801                          10,308
   5/31/2005                11,867                        12,509                          10,898
   6/30/2005                12,183                        12,842                          11,101
   7/31/2005                12,716                        13,383                          11,748
   8/31/2005                12,618                        13,300                          11,677
   9/30/2005                12,835                        13,529                          11,828
  10/31/2005                12,578                        13,258                          11,480
  11/30/2005                13,190                        13,882                          12,102
  12/31/2005                13,183                        13,875                          12,235
   1/31/2006                14,022                        14,759                          12,968
   2/28/2006                14,258                        15,008                          12,808
   3/31/2006                14,796                        15,575                          13,166
   4/30/2006                15,097                        15,870                          13,222
   5/31/2006                14,237                        14,985                          12,600
   6/30/2006                14,215                        14,963                          12,548
   7/31/2006                13,441                        14,147                          12,098
   8/31/2006                13,742                        14,464                          12,377
   9/30/2006                13,763                        14,464                          12,660
  10/31/2006                14,387                        15,121                          13,146
  11/30/2006                15,011                        15,779                          13,661
  12/31/2006                15,019                        15,787                          13,539
   1/31/2007                15,756                        16,539                          14,032
   2/28/2007                15,805                        16,591                          14,001
   3/31/2007                16,002                        16,824                          14,075
   4/30/2007                16,493                        17,316                          14,693
   5/31/2007                17,772                        18,664                          15,289
   6/30/2007                17,870                        18,768                          15,024
   7/31/2007                17,427                        18,276                          14,687
   8/31/2007                17,821                        18,690                          14,767
   9/30/2007                18,484                        19,390                          15,346
  10/31/2007                18,976                        19,909                          15,738
  11/30/2007                18,091                        18,976                          15,045
  12/31/2007                17,856                        18,728                          15,086
   1/31/2008                16,440                        17,233                          13,887
   2/29/2008                15,898                        16,661                          13,676
   3/31/2008                15,808                        16,597                          13,434
   4/30/2008                16,832                        17,647                          14,409
   5/31/2008                17,283                        18,123                          15,168
   6/30/2008                15,688                        16,438                          14,059
   7/31/2008                15,688                        16,438                          13,525
   8/31/2008                16,199                        16,979                          13,648
   9/30/2008                14,062                        14,753                          11,563
  10/31/2008                10,689                        11,224                           9,026
  11/30/2008                 9,605                        10,047                           8,101
  12/31/2008                 9,816                        10,302                           8,399
   1/31/2009                 9,545                        10,016                           8,021
   2/28/2009                 8,883                         9,284                           7,411
   3/31/2009                 9,876                        10,334                           8,117
   4/30/2009                11,201                        11,733                           9,270
   5/31/2009                11,623                        12,178                           9,749
   6/30/2009                11,683                        12,241                           9,795
   7/31/2009                12,586                        13,195                          10,567
   8/31/2009                13,038                        13,640                          10,891
   9/30/2009                14,062                        14,721                          11,517
  10/31/2009                13,520                        14,181                          11,055

----------
(1.) The Russell Midcap Growth Index measures the performance of those Russell
     Midcap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000 Growth Index. You cannot invest directly in an Index.

(2.) The chart compares the performance of the WELLS FARGO ADVANTAGE MID CAP
     GROWTH FUND Class A shares and Investor Class shares for the most recent ten years with the Russell Midcap Growth Index. The chart assumes a hypothetical investment of $10,000 in Class A shares and Investor Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 5.75%.

             Wells Fargo Advantage Small and Mid Cap Stock Funds 17


Performance Highlights (Unaudited)

                           WELLS FARGO ADVANTAGE MID CAP GROWTH FUND (CONTINUED)

MANAGER'S DISCUSSION

FUND HIGHLIGHTS

- The Fund outperformed its benchmark due to strong stock selection and strategic weighting.

- Fund holdings in information technology, consumer discretionary, and energy contributed positively to relative performance.

- Holdings in the health care and industrials sectors helped the Fund's absolute performance but fell short in helping the Fund's relative performance. The Fund's underweight in the materials sector also detracted from relative performance.

THROUGHOUT THE 12-MONTH PERIOD, WE FOCUSED ON COMPANIES THAT WE IDENTIFIED AS HAVING STRONG FUNDAMENTALS, A SOLID OPERATING EXPENSE STRUCTURE, AND GOOD MANAGEMENT BECAUSE WE BELIEVE THAT THESE FACTORS DRIVE A COMPANY'S ABILITY TO BE PROFITABLE.

Information technology stocks performed well this year despite broad concerns about the market and the economy. Our overweight and solid stock selection contributed to outperformance for the period. Corporate earnings were stronger than expected, and stocks in this group that reported better-than-expected earnings included PMC Sierra, a communication semiconductor company, VistaPrint Ltd., an online provider of products to small businesses, and Omniture Incorporated, a software services company focused on online business optimization.

In consumer discretionary, the Fund's holdings outperformed due to good stock selection and a slight overweight. Concerns about macroeconomic forces slowing consumer spending were mitigated somewhat by stocks within this sector that executed favorably and experienced strong price moves. For example, WMS Industries, a manufacturer of gaming machines, generated earnings growth from new product introductions, new geographies outside of Las Vegas, and excellent expense control. National CineMedia, a leading in-theater advertising network, created a powerful feature for advertisers that restricts consumers from recording through or bypassing corporate messages. In our opinion, these stocks exemplify our investment process because they represent companies that grow from developing bottom-up fundamentals instead of benefiting from top-down influences. In addition, the Fund benefited from Priceline.com Incorporated, a global online travel company that had strong earnings during the period.

Energy stocks held by the Fund also outperformed the benchmark through both an overweight position and better stock selection. Overall, the stocks performed well, and several of the Fund's exploration and production companies posted strong quarterly results. Concho Resources, Inc., is well diversified across a multitude of drilling opportunities. It primarily focuses in the Permian Basin of southeastern New Mexico, the Central Basin Platform and the Western Delaware Basin of West Texas, the Williston Basin in North Dakota, and the Arkoma Basin in Arkansas, and was the

             18 Wells Fargo Advantage Small and Mid Cap Stock Funds


                                              Performance Highlights (Unaudited)

WELLS FARGO ADVANTAGE MID CAP GROWTH FUND (CONTINUED)

TEN LARGEST EQUITY HOLDINGS(3)
(AS OF OCTOBER 31, 2009)

Shire plc ADR                                        2.65%
Mylan Laboratories Incorporated                      2.41%
NII Holdings Incorporated                            2.31%
ITT Corporation                                      2.11%
IHS Incorporated                                     2.04%
Gartner Incorporated                                 2.03%
GSI Commerce Incorporated                            1.99%
SBA Communications Corporation Class A               1.96%
Cognizant Technology Solutions Corporation Class A   1.95%
Petrohawk Energy Corporation                         1.89%

top-performing holding for the Fund in the sector. Whiting Petroleum Corporation continues to generate strong production from its Bakken properties. Finally, we believe Petrohawk Energy Corporation has a terrific position in the Haynesville shale, and we are encouraged by the initial results coming from the Eagleford shale.

Health care holdings contributed positively on an absolute basis, yet underperformed the benchmark for the period. Nevertheless, Shire plc, a specialty pharmaceutical company, was a positive stock for the Fund. Shire is awaiting approval for a drug to compete in the market for treating Gaucher's disease, which is currently monopolized by Genzyme Corporation. Genzyme had a serious manufacturing issue, and we believe that the issue will dramatically shift market share favorably for Shire. Mylan Incorporated, a generic drug company, was also a positive stock for the portfolio. Mylan benefited from a strong pipeline of generic drugs being approved for marketing, along with solid execution from last year's acquisition. We believe that Mylan will be a beneficiary of any health care reform seeking to control pharmaceutical costs. To offset these gains, BioMarin Pharmaceutical, Inc., a biotechnology company, was a weak stock for the Fund, as the company's key products decelerated meaningfully earlier this year. Given the uncertainties about the growth rate of these end markets, we sold this position entirely in the first quarter of 2009.

Industrial stocks were also positive absolute performers, yet weak relative-performing stocks. FTI Consulting, a global business advisory firm, was a weak stock for the Fund. We had taken advantage of FTI's lower stock price--that had resulted from an accounting issue--to add to the Fund's position. We remain confident in FTI's ability to recover. Actuant Corp. was another leading detractor from the Fund's relative performance during the period. Actuant Corporation manufactures industrial products and systems worldwide and declined 12% for the period. On the positive side of the ledger was IHS Incorporated, an information company. The company executed well and reported earnings that were better than expected.

Material stocks were generally a good group, and the Fund's relative underweight position created a slight lag for the period. Owens Illinois, a manufacturer of glass containers, posted strong earnings on better-than-expected pricing, as well as excellent operating-cost control. Ecolab Incorporated, a global provider of cleaning, sanitizing, pest elimination, and related products to the hospitality, food service,

----------
(3.) The ten largest portfolio holdings are calculated based on the value of the securities divided by total investments of the Fund. Holdings are subject to change and may have changed since the date specified.

             Wells Fargo Advantage Small and Mid Cap Stock Funds 19


Performance Highlights (Unaudited)

                           WELLS FARGO ADVANTAGE MID CAP GROWTH FUND (CONTINUED)

health care, and industrial markets, was another solid stock for the Fund as the company appears to be gaining share while controlling costs. We think that the company's revenue growth will accelerate.

Another aspect that negatively affected the Fund's performance during the period was securities lending. The Fund engages in securities lending as a way of seeking to generate additional income, and is a process that is distinct from the investment decisions made by the portfolio management team. During the period, securities lending detracted from the Fund's overall performance due to the decline in value of certain securities in which securities lending cash collateral was invested.

SECTOR DISTRIBUTION(4)
(AS OF OCTOBER 31, 2009)

                                  (PIE CHART)

Consumer Discretionary        (23%)
Energy                         (7%)
Financials                     (4%)
Health Care                   (17%)
Industrials                   (16%)
Information Technology        (23%)
Materials                      (5%)
Telecommunication Services     (5%)

CHANGES TO THE FUND CENTERED ON INCREASING EXPOSURE TO CONSUMER DISCRETIONARY AND FINANCIALS, WHILE DECREASING EXPOSURE TO INFORMATION TECHNOLOGY AND INDUSTRIALS.

We found attractive buying opportunities in consumer discretionary and increased the Fund's weighting in this area. In financials, we increased the Fund's exposure to a neutral weighting as we found buying opportunities within the sector.

On the other hand, we decreased exposure to information technology and industrials because some of our better performers had reached or exceeded our price targets after rallying in 2009.

WE REMAIN CONSISTENT WITH OUR INVESTMENT PROCESS AND FOCUS ON INDIVIDUAL COMPANY FUNDAMENTALS.

We believe equity prices are under pressure, and given the advance in the markets since spring 2009, investors could be in a position to take some profits, some of which we witnessed in October 2009. At the same time, investors are looking for good news from companies to support current prices. During most of the third quarter 2009, macroeconomic data were generally better than expected. Recent reports, however, were consistent with lower expectations for the economy. From our vantage point, short-term investors might be getting too nuanced with their interpretations, and frankly, we understand the current market indicators to be significantly better than what forecasters were looking for earlier in 2009.

Regardless, our process dictates that we examine opportunities from a bottom-up perspective. While valuations have certainly expanded in the Fund's holdings during the second and third quarters of 2009, historically speaking, they remain attractively valued. Our research suggests that many businesses have seen improvement, and business activity is notably better than it was during the summer of 2009.

----------
(4.) Sector distribution is subject to change and is calculated based on the total common stock investments of the Fund.

             20 Wells Fargo Advantage Small and Mid Cap Stock Funds


                                              Performance Highlights (Unaudited)

WELLS FARGO ADVANTAGE MID CAP GROWTH FUND (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN(5) (%) (OCTOBER 31, 2009)

                                      Including Sales Charge             Excluding Sales Charge         Expense Ratio
                                ---------------------------------  ---------------------------------  ----------------
MID CAP GROWTH FUND             6 Month*  1 Year  5 Year  10 Year  6 Month*  1 Year  5 Year  10 Year  Gross(6)  Net(7)
-------------------             --------  ------  ------  -------  --------  ------  ------  -------  --------  ------
Class A (WFMCX)                  13.76     19.21   2.52    3.06      20.70    26.48   3.74     3.67     1.46%   1.35%
Class B (WFMBX)**                15.41     20.23   2.52    3.15      20.41    25.23   2.88     3.15     2.21%   2.10%
Class C (WFMHX)                  19.47     23.92   2.84    2.85      20.47    24.92   2.84     2.85     2.21%   2.10%
Administrator Class (WMCGX)                                          21.18    26.97   3.88     3.74     1.33%   1.15%
Institutional Class (WFMGX)                                          21.12    27.25   3.93     3.77     1.01%   0.90%
Investor Class (WFMZX)                                               20.87    26.35   3.63     3.55     1.56%   1.45%
Russell Midcap Growth Index(1)                                       19.25    22.48   2.22     1.01

*    Returns for periods of less than one year are not annualized.

** Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE - www.wellsfargo.com/advantagefunds.

FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 5.75%. FOR CLASS B SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 5.00%. FOR CLASS C SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. ADMINISTRATOR CLASS, INSTITUTIONAL CLASS, AND INVESTOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE.

Please keep in mind that high double-digit returns were primarily achieved during favorable market conditions. You should not expect that such favorable returns can be consistently achieved. A Fund's performance, especially for very short time periods, should not be the sole factor in making your investment decision.

Stock fund values fluctuate in response to the activities of individual companies and general market and economic conditions. Smaller company stocks tend to be more volatile and less liquid than those of larger companies. The use of derivatives may reduce returns and/or increase volatility. Active trading results in increased turnover and trading expenses, and may generate higher short-term capital gains. Consult the Fund's prospectus for additional information on these and other risks.

----------
(5.) Class A shares incepted on December 30, 1994. Class B and Class C shares incepted on June 9, 2003. Performance shown prior to the inception of Class B and Class C reflects the performance of the Class A shares, adjusted to reflect Class B and Class C sales charges and expenses, as applicable. Administrator Class shares incepted on March 31, 2008. Performance shown prior to the inception of the Administrator Class reflects the performance of the Class A shares and includes sales charges and expenses that are not applicable to and are higher than those of the Administrator Class shares. Institutional Class shares incepted on March 31, 2008. Performance shown prior to the inception of the Institutional Class reflects the performance of the Class A shares and includes sales charges and expenses that are not applicable to and are higher than those of the Institutional Class shares. Investor Class shares incepted on April 11, 2005. Effective, June 20, 2008, Class Z was renamed Investor Class and modified to assume the features and attributes of the Investor Class. Performance shown prior to the inception of the Investor Class reflects the performance of Class A shares, adjusted to reflect Class Z expenses.

(6.) Reflects the gross expense ratio as stated in the March 1, 2009, prospectus.

(7.) The investment adviser has contractually committed through February 28, 2010, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Without these reductions, the Fund's returns would have been lower.

                                          THIS PAGE IS INTENTIONALLY LEFT BLANK.

             22 Wells Fargo Advantage Small and Mid Cap Stock Funds


                                              Performance Highlights (Unaudited)

WELLS FARGO ADVANTAGE SMALL CAP GROWTH FUND

THIS FUND IS CLOSED TO INVESTORS.

INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE SMALL CAP GROWTH FUND (the Fund) seeks long-term capital appreciation.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC

SUBADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGERS

Jerome "Cam" Philpott, CFA Stuart Roberts

FUND INCEPTION

July 13, 1990

PERFORMANCE SUMMARY
12-MONTH TOTAL RETURN AS OF OCTOBER 31, 2009

SMALL CAP GROWTH FUND             1 YEAR
---------------------             ------
Investor Class                    34.84%
Russell 2000(R) Growth Index(1)   11.34%

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE
- www.wellsfargo.com/advantagefunds.

INVESTOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. NET AND GROSS EXPENSE RATIOS FOR INVESTOR CLASS SHARES ARE 1.49% AND 1.63%, RESPECTIVELY. THE INVESTMENT ADVISER HAS CONTRACTUALLY COMMITTED THROUGH FEBRUARY 28, 2010, TO WAIVE FEES AND/OR REIMBURSE EXPENSES TO THE EXTENT NECESSARY TO MAINTAIN THE NET OPERATING EXPENSE RATIO SHOWN.

GROWTH OF $10,000 INVESTMENT2
(AS OF OCTOBER 31, 2009)

                              (PERFORMANCE GRAPH)



                  WELLS FARGO ADVANTAGE     WELLS FARGO ADVANTAGE
                 SMALL CAP GROWTH FUND -   SMALL CAP GROWTH FUND -
                        CLASS A                INVESTOR CLASS        RUSSELL 2000 GROWTH INDEX
                 -----------------------   -----------------------   -------------------------
  10/31/1999               9,425                     10,000                    10,000
  11/30/1999              10,123                     10,739                    11,057
  12/31/1999              12,412                     13,165                    13,006
   1/31/2000              12,227                     12,967                    12,885
   2/29/2000              14,384                     15,253                    15,883
   3/31/2000              13,400                     14,208                    14,214
   4/30/2000              11,815                     12,525                    12,778
   5/31/2000              10,075                     10,680                    11,660
   6/30/2000              11,740                     12,443                    13,166
   7/31/2000              10,911                     11,562                    12,037
   8/31/2000              12,290                     13,022                    13,304
   9/30/2000              12,095                     12,813                    12,643
  10/31/2000              10,715                     11,349                    11,616
  11/30/2000               8,764                      9,282                     9,507
  12/31/2000               9,292                      9,839                    10,089
   1/31/2001               9,222                      9,764                    10,906
   2/28/2001               8,625                      9,131                     9,411
   3/31/2001               8,012                      8,481                     8,555
   4/30/2001               8,710                      9,218                     9,603
   5/31/2001               9,083                      9,611                     9,825
   6/30/2001               9,191                      9,724                    10,093
   7/31/2001               8,656                      9,157                     9,232
   8/31/2001               7,989                      8,450                     8,655
   9/30/2001               6,965                      7,366                     7,259
  10/31/2001               7,136                      7,545                     7,957
  11/30/2001               7,694                      8,135                     8,621
  12/31/2001               8,117                      8,580                     9,158
   1/31/2002               7,522                      7,950                     8,832
   2/28/2002               6,982                      7,379                     8,261
   3/31/2002               7,663                      8,097                     8,979
   4/30/2002               7,686                      8,121                     8,784
   5/31/2002               7,131                      7,532                     8,271
   6/30/2002               6,739                      7,118                     7,569
   7/31/2002               5,784                      6,109                     6,406
   8/31/2002               5,800                      6,124                     6,403
   9/30/2002               5,612                      5,925                     5,941
  10/31/2002               5,886                      6,213                     6,241
  11/30/2002               6,136                      6,477                     6,860
  12/31/2002               5,722                      6,038                     6,387
   1/31/2003               5,557                      5,864                     6,213
   2/28/2003               5,518                      5,822                     6,047
   3/31/2003               5,612                      5,920                     6,139
   4/30/2003               6,168                      6,505                     6,720
   5/31/2003               6,731                      7,099                     7,477
   6/30/2003               6,990                      7,370                     7,621
   7/31/2003               7,334                      7,732                     8,198
   8/31/2003               7,647                      8,061                     8,638
   9/30/2003               7,389                      7,788                     8,419
  10/31/2003               8,140                      8,579                     9,146
  11/30/2003               8,406                      8,858                     9,445
  12/31/2003               8,461                      8,914                     9,487
   1/31/2004               8,954                      9,432                     9,985
   2/29/2004               8,946                      9,423                     9,970
   3/31/2004               9,205                      9,694                    10,016
   4/30/2004               8,759                      9,222                     9,514
   5/31/2004               9,103                      9,584                     9,703
   6/30/2004               9,236                      9,722                    10,026
   7/31/2004               8,179                      8,609                     9,126
   8/31/2004               7,843                      8,253                     8,929
   9/30/2004               8,352                      8,788                     9,423
  10/31/2004               8,618                      9,066                     9,652
  11/30/2004               9,009                      9,477                    10,468
  12/31/2004               9,614                     10,112                    10,844
   1/31/2005               9,201                      9,676                    10,356
   2/28/2005               9,058                      9,524                    10,498
   3/31/2005               8,867                      9,322                    10,104
   4/30/2005               8,382                      8,812                     9,461
   5/31/2005               8,907                      9,363                    10,128
   6/30/2005               9,296                      9,773                    10,455
   7/31/2005               9,924                     10,433                    11,186
   8/31/2005               9,837                     10,333                    11,029
   9/30/2005               9,964                     10,467                    11,116
  10/31/2005               9,694                     10,183                    10,705
  11/30/2005              10,354                     10,868                    11,311
  12/31/2005              10,198                     10,713                    11,295
   1/31/2006              10,968                     11,514                    12,384
   2/28/2006              11,276                     11,829                    12,318
   3/31/2006              11,935                     12,521                    12,917
   4/30/2006              12,217                     12,827                    12,879
   5/31/2006              11,541                     12,108                    11,973
   6/30/2006              11,413                     11,973                    11,980
   7/31/2006              10,788                     11,307                    11,358
   8/31/2006              11,182                     11,721                    11,691
   9/30/2006              11,233                     11,775                    11,770
  10/31/2006              12,003                     12,584                    12,532
  11/30/2006              12,371                     12,962                    12,832
  12/31/2006              12,479                     13,076                    12,802
   1/31/2007              12,776                     13,388                    13,040
   2/28/2007              12,929                     13,538                    12,999
   3/31/2007              13,082                     13,699                    13,119
   4/30/2007              13,254                     13,891                    13,463
   5/31/2007              14,162                     14,836                    14,077
   6/30/2007              14,440                     15,118                    13,998
   7/31/2007              13,837                     14,494                    13,271
   8/31/2007              14,124                     14,786                    13,605
   9/30/2007              14,631                     15,309                    14,000
  10/31/2007              15,319                     16,023                    14,630
  11/30/2007              14,086                     14,735                    13,620
  12/31/2007              14,151                     14,805                    13,705
   1/31/2008              12,857                     13,453                    12,448
   2/29/2008              12,187                     12,736                    12,017
   3/31/2008              12,175                     12,724                    11,947
   4/30/2008              12,664                     13,250                    12,561
   5/31/2008              13,356                     13,956                    13,273
   6/30/2008              12,050                     12,592                    12,481
   7/31/2008              12,028                     12,568                    12,772
   8/31/2008              12,743                     13,322                    13,089
   9/30/2008              11,698                     12,234                    11,610
  10/31/2008               8,609                      8,993                     9,090
  11/30/2008               7,928                      8,287                     7,990
  12/31/2008               8,518                      8,897                     8,423
   1/31/2009               7,825                      8,168                     7,782
   2/28/2009               7,291                      7,618                     6,977
   3/31/2009               8,234                      8,598                     7,603
   4/30/2009               9,836                     10,272                     8,747
   5/31/2009               9,938                     10,380                     9,086
   6/30/2009              10,324                     10,775                     9,380
   7/31/2009              11,153                     11,648                    10,107
   8/31/2009              11,267                     11,767                    10,206
   9/30/2009              12,243                     12,772                    10,876
  10/31/2009              11,619                     12,126                    10,121

----------
(1.) The Russell 2000 Growth Index measures the performance of those Russell
     2000 companies with higher price-to-book ratios and higher forecasted growth values. You cannot invest directly in an Index.

(2.) The chart compares the performance of the WELLS FARGO ADVANTAGE SMALL CAP
     GROWTH FUND Class A and Investor Class shares for the most recent ten years with the Russell 2000 Growth Index. The chart assumes a hypothetical investment of $10,000 in Class A and Investor Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 5.75%.

             Wells Fargo Advantage Small and Mid Cap Stock Funds 23


Performance Highlights (Unaudited)

                         WELLS FARGO ADVANTAGE SMALL CAP GROWTH FUND (CONTINUED)

MANAGER'S DISCUSSION

FUND HIGHLIGHTS

- The Fund outperformed its benchmark in a difficult macroeconomic environment.

- Leading contributors to the Fund's relative performance were found in information technology, health care, and industrials.

- Detractors by sector included materials and utilities as a result of underweight positions.

WE USE A BOTTOM-UP INVESTMENT PROCESS THAT FAVORS INDIVIDUAL COMPANY FUNDAMENTALS OVER TOP-DOWN, CYCLICAL TRENDS WHEN MAKING ALLOCATION DECISIONS.

Information technology stocks performed well this year despite the broad concerns about the market and the economy. Our overweight position and solid stock selection contributed to outperformance for the period. For example, VistaPrint Ltd., an online provider of products to small businesses, was a robust holding for the Fund following good earnings results. VistaPrint had been a top-ten holding for much of the period, yet given the strong price appreciation--combined with the share's relative valuation to other stocks in the portfolio--we significantly reduced the size of this position during the last few months of the period. GSI Commerce, a provider of e-commerce and interactive marketing services, was another leading performer for the Fund. The company continues to execute well, and investor concerns about slowing revenues from macroeconomic headwinds have not materialized.

In health care, the Fund's holdings outperformed due to solid stock selection and a relative underweight position. We typically would have expected health care stocks to outperform during a period of investor anxiety regarding economic uncertainty; however, the U.S. government's initial budget proposals created reimbursement uncertainties for health care stocks that compressed valuations for this sector. Part of our rationale for having an underweight position in health care was connected to that concern. Health care holdings that produced positive results for the Fund included Sirona Dental Systems, a manufacturer of dental equipment, and Inverness Medical Innovations, a medical diagnostics company. Endovascular device company ev3, Inc., was another good stock for the Fund this period. The company acquired Chestnut Medical Technologies, Inc., a privately held company with a product portfolio focused on interventional neuroradiology; these products will nicely expand ev3's presence in this rapidly growing therapeutic category.

SECTOR DISTRIBUTION(3)
(AS OF OCTOBER 31, 2009)

                                   (PIE CHART)

Information Technology           32%
Telecommunication Services        4%
Materials                         1%
Consumer Discretionary           18%
Energy                            3%
Financials                        7%
Health Care                      15%
Industrials                      20%

----------
3. Sector distribution is subject to change and is calculated based on the total common stock investments of the Fund.

             24 Wells Fargo Advantage Small and Mid Cap Stock Funds


                                              Performance Highlights (Unaudited)

WELLS FARGO ADVANTAGE SMALL CAP GROWTH FUND (CONTINUED)

Industrial stocks were also strong absolute and relative performers as the result of better stock selection and the Fund's overweight position. Industrial stocks had been the worst absolute performing group for both the Fund and the benchmark earlier in the 12-month period as markets sold off, and cyclical concerns pressured valuations for this sector. Nevertheless, the Fund's holdings in the industrials sector outperformed the benchmark, even as the market fluctuated throughout the period. The Fund had several stand-out performers, including Sykes Enterprises, a provider of outsourced customer management; Gardner Denver, a global manufacturer of compressors and pumps; and IHS, Inc., which provides critical information and insight products and services through Internet-based applications and portals.

TEN LARGEST EQUITY HOLDINGS(4)
(AS OF OCTOBER 31, 2009)

GSI Commerce Incorporated              3.28%
Sykes Enterprises Incorporated         2.74%
SkillSoft plc ADR                      2.44%
Gartner Incorporated                   1.99%
Cbeyond Incorporated                   1.83%
National Cinemedia Incorporated        1.77%
Global Cash Access Incorporated        1.76%
Scientific Games Corporation Class A   1.57%
Resources Connection Incorporated      1.57%
Tower Group Incorporated               1.56%

While all sectors outperformed the benchmark for the period, underweight positions in materials and utilities stocks detracted from the Fund's relative returns. Our stock selection in materials, however, substantially outperformed the benchmark. A lack of exposure to utilities, which was up 13% in the benchmark, also hurt performance for the Fund on a relative basis.

CHANGES TO THE FUND CENTERED ON INCREASING EXPOSURE TO CONSUMER DISCRETIONARY AND FINANCIALS, WHILE DECREASING EXPOSURE TO INFORMATION TECHNOLOGY AND INDUSTRIALS.

We found attractive buying opportunities in consumer discretionary and increased the Fund's weighting in this area. In financials, we increased the Fund's exposure to a neutral weighting as we found buying opportunities within the sector.

On the other hand, we decreased exposure to information technology and industrials because some of our better performers had reached or exceeded our price targets after rallying in 2009.

WE REMAIN CONSISTENT WITH OUR INVESTMENT PROCESS AND FOCUS ON INDIVIDUAL COMPANY FUNDAMENTALS.

We believe equity prices are under pressure, and given the advance in the markets since spring 2009, investors could be in a position to take some profits, some of which we witnessed in October 2009. At the same time, investors are looking for good news from companies to support current prices. During most of the third quarter 2009, macroeconomic data were generally better than expected. Recent reports, however, were consistent with lower expectations for the economy. From our vantage point, short-term investors might be getting too nuanced with their interpretations, and frankly, we understand the current market indicators to be significantly better than what forecasters were looking for earlier in 2009.

----------
(4.) The ten largest portfolio holdings are calculated based on the value of the securities divided by total investments of the Fund. Holdings are subject to change and may have changed since the date specified.

             Wells Fargo Advantage Small and Mid Cap Stock Funds 25


Performance Highlights (Unaudited)

                         WELLS FARGO ADVANTAGE SMALL CAP GROWTH FUND (CONTINUED)

Regardless, our process dictates that we examine opportunities from a bottom-up perspective. While valuations have certainly expanded in the Fund's holdings during the second and third quarters of 2009, historically speaking, we believe they remain attractively valued. Our research suggests that many businesses have seen improvement, and business activity is notably better than it was during the summer of 2009. Throughout the 12-month period, we focused on companies that we identified as having strong fundamentals, a solid operating expense structure, and good management because we believe that these factors drive a company's ability to be profitable.

             26 Wells Fargo Advantage Small and Mid Cap Stock Funds


                                              Performance Highlights (Unaudited)

                         WELLS FARGO ADVANTAGE SMALL CAP GROWTH FUND (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN(5) (%) (AS OF OCTOBER 31, 2009)

                                 Including Sales Charge         Excluding Sales Charge      Expense Ratio
                             ------------------------------ ------------------------------ ---------------
SMALL CAP GROWTH FUND        6 Month* 1 Year 5 Year 10 Year 6 Month* 1 Year 5 Year 10 Year Gross(6) Net(7)
---------------------        -------- ------ ------ ------- -------- ------ ------ ------- -------- ------
Class A (MNSCX)                11.34   27.20  4.91    1.51    18.13   34.96  6.16    2.11    1.53%   1.40%
Class B (WMNBX)**              12.60   28.98  5.01    1.58    17.60   33.98  5.34    1.58    2.28%   2.15%
Class C (WMNCX)                16.70   33.08  5.35    1.36    17.70   34.08  5.35    1.36    2.28%   2.15%
Administrator Class (WMNIX)                                   18.20   35.29  6.37    2.24    1.35%   1.20%
Institutional Class (WFSIX)                                   18.39   35.73  6.66    2.39    1.08%   0.90%
Investor Class (WFSZX)                                        18.04   34.84  5.99    1.95    1.63%   1.49%
Russell 2000 Growth Index(1)                                  15.70   11.34  0.95    0.12

*    Returns for periods of less than one year are not annualized.

** Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE - www.wellsfargo.com/advantagefunds.

FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 5.75%. FOR CLASS B SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 5.00%. FOR CLASS C SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. ADMINISTRATOR CLASS, INSTITUTIONAL CLASS, AND INVESTOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE.

Please keep in mind that high double-digit returns were primarily achieved during favorable market conditions. You should not expect that such favorable returns can be consistently achieved. A Fund's performance, especially for very short time periods, should not be the sole factor in making your investment decision.

Stock fund values fluctuate in response to the activities of individual companies and general market and economic conditions. Smaller company stocks tend to be more volatile and less liquid than those of larger companies. The use of derivatives may reduce returns and/or increase volatility. Active trading results in increased turnover and trading expenses, and may generate higher short-term capital gains. Consult the Fund's prospectus for additional information on these and other risks.

----------
(5.) Class A shares incepted on July 13, 1990. Class B and Class C shares incepted on June 9, 2003. Performance shown prior to the inception of Class B and Class C reflects the performance of the Class A shares, adjusted to reflect Class B and Class C sales charges and expenses, as applicable. Administrator Class shares incepted on June 9, 2003. Performance shown prior to the inception of the Administrator Class reflects the performance of the Class A shares, and includes sales charges and expenses that are not applicable to and are higher than those of the Administrator Class shares, but does not include Class A sales charges. If it did include Class A sales charges, returns would be lower. Institutional Class shares incepted on April 11, 2005. Performance shown prior to the inception of the Institutional Class reflects the performance of the Administrator Class shares, and includes expenses that are not applicable to and are higher than those of the Institutional Class shares. Investor Class shares incepted on April 11, 2005. Effective June 20, 2008, Class Z was renamed Investor Class and modified to assume the features and attributes of the Investor Class. Performance shown prior to April 11, 2005, for the Investor Class reflects the performance of the Class A shares, adjusted to reflect Class Z expenses. The Fund is open to certain institutional investors, retirement plans and wrap programs as described in the Statement of Additional Information, the Fund is closed to all other investors.

(6.) Reflects the gross expense ratio as stated in the March 1, 2009 prospectus.

(7.) The investment adviser has contractually committed through February 28, 2010, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Without these reductions, the Fund's returns would have been lower.

                                          THIS PAGE IS INTENTIONALLY LEFT BLANK.

             28 Wells Fargo Advantage Small and Mid Cap Stock Funds


                                              Performance Highlights (Unaudited)

WELLS FARGO ADVANTAGE SMALL CAP OPPORTUNITIES FUND

THE FUND IS CLOSED TO NEW INVESTORS.

INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE SMALL CAP OPPORTUNITIES FUND (the Fund) seeks long-term capital appreciation.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC

SUBADVISER

Schroder Investment Management North America Inc.

PORTFOLIO MANAGER

Jenny B. Jones

FUND INCEPTION

August 1, 1993

PERFORMANCE SUMMARY

12-MONTH TOTAL RETURN AS OF OCTOBER 31, 2009

SMALL CAP OPPORTUNITIES FUND   1 YEAR
----------------------------   ------
Administrator Class            15.44%
Russell 2000 Index(1)           6.46%

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE - www.wellsfargo.com/advantagefunds.

ADMINISTRATOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. NET AND GROSS EXPENSE RATIOS FOR ADMINISTRATOR CLASS SHARES ARE 1.20% AND 1.30%, RESPECTIVELY. THE INVESTMENT ADVISER HAS CONTRACTUALLY COMMITTED THROUGH FEBRUARY 28, 2010, TO WAIVE FEES AND/OR REIMBURSE EXPENSES TO THE EXTENT NECESSARY TO MAINTAIN THE NET OPERATING EXPENSE RATIO SHOWN.

GROWTH OF $10,000 INVESTMENT(2)
(AS OF OCTOBER 31, 2009)

                              (PERFORMANCE GRAPH)


                  WELLS FARGO ADVANTAGE
                 SMALL CAP OPPORTUNITIES
                  FUND - ADMINISTRATOR
                          CLASS            RUSSELL 2000 INDEX
                 -----------------------   ------------------
  10/31/1999              10,000                   10,000
  11/30/1999              10,559                   10,597
  12/31/1999              11,216                   11,797
   1/31/2000              11,124                   11,607
   2/29/2000              11,975                   13,524
   3/31/2000              13,283                   12,632
   4/30/2000              13,288                   11,872
   5/31/2000              12,753                   11,180
   6/30/2000              13,551                   12,155
   7/31/2000              13,414                   11,764
   8/31/2000              14,796                   12,661
   9/30/2000              14,577                   12,289
  10/31/2000              14,071                   11,741
  11/30/2000              13,259                   10,535
  12/31/2000              14,683                   11,440
   1/31/2001              14,954                   12,036
   2/28/2001              14,444                   11,246
   3/31/2001              13,939                   10,696
   4/30/2001              14,954                   11,533
   5/31/2001              15,549                   11,816
   6/30/2001              15,888                   12,224
   7/31/2001              15,734                   11,563
   8/31/2001              15,394                   11,189
   9/30/2001              14,072                    9,683
  10/31/2001              14,582                   10,250
  11/30/2001              15,543                   11,043
  12/31/2001              16,583                   11,725
   1/31/2002              16,353                   11,603
   2/28/2002              16,035                   11,285
   3/31/2002              17,002                   12,192
   4/30/2002              16,896                   12,303
   5/31/2002              16,544                   11,757
   6/30/2002              15,369                   11,173
   7/31/2002              13,597                    9,486
   8/31/2002              13,709                    9,462
   9/30/2002              12,691                    8,782
  10/31/2002              13,228                    9,064
  11/30/2002              14,100                    9,873
  12/31/2002              13,442                    9,323
   1/31/2003              13,211                    9,065
   2/28/2003              12,709                    8,791
   3/31/2003              12,821                    8,904
   4/30/2003              13,424                    9,749
   5/31/2003              14,672                   10,795
   6/30/2003              15,074                   10,990
   7/31/2003              15,902                   11,678
   8/31/2003              16,724                   12,213
   9/30/2003              16,304                   11,988
  10/31/2003              17,434                   12,994
  11/30/2003              17,996                   13,456
  12/31/2003              18,402                   13,729
   1/31/2004              19,341                   14,325
   2/29/2004              19,708                   14,453
   3/31/2004              19,866                   14,588
   4/30/2004              19,640                   13,844
   5/31/2004              19,763                   14,065
   6/30/2004              20,263                   14,657
   7/31/2004              19,256                   13,670
   8/31/2004              19,518                   13,600
   9/30/2004              20,422                   14,238
  10/31/2004              21,154                   14,519
  11/30/2004              22,594                   15,778
  12/31/2004              23,155                   16,245
   1/31/2005              22,495                   15,567
   2/28/2005              22,829                   15,831
   3/31/2005              22,329                   15,378
   4/30/2005              21,398                   14,497
   5/31/2005              22,384                   15,446
   6/30/2005              23,176                   16,042
   7/31/2005              24,148                   17,058
   8/31/2005              23,967                   16,742
   9/30/2005              24,252                   16,794
  10/31/2005              23,578                   16,273
  11/30/2005              24,745                   17,063
  12/31/2005              24,628                   16,985
   1/31/2006              26,795                   18,508
   2/28/2006              26,787                   18,457
   3/31/2006              28,010                   19,352
   4/30/2006              28,332                   19,349
   5/31/2006              27,185                   18,262
   6/30/2006              27,140                   18,380
   7/31/2006              26,623                   17,782
   8/31/2006              27,552                   18,308
   9/30/2006              27,575                   18,461
  10/31/2006              28,909                   19,524
  11/30/2006              29,936                   20,037
  12/31/2006              29,994                   20,104
   1/31/2007              30,523                   20,441
   2/28/2007              30,858                   20,279
   3/31/2007              31,395                   20,496
   4/30/2007              32,224                   20,864
   5/31/2007              33,343                   21,718
   6/30/2007              33,395                   21,401
   7/31/2007              31,933                   19,937
   8/31/2007              32,532                   20,389
   9/30/2007              33,783                   20,739
  10/31/2007              34,964                   21,334
  11/30/2007              32,920                   19,802
  12/31/2007              33,315                   19,789
   1/31/2008              31,024                   18,440
   2/29/2008              30,596                   17,756
   3/31/2008              30,667                   17,831
   4/30/2008              32,225                   18,577
   5/31/2008              34,048                   19,431
   6/30/2008              31,563                   17,935
   7/31/2008              31,502                   18,599
   8/31/2008              32,592                   19,271
   9/30/2008              29,731                   17,735
  10/31/2008              23,907                   14,046
  11/30/2008              21,809                   12,384
  12/31/2008              22,576                   13,103
   1/31/2009              20,667                   11,646
   2/28/2009              18,972                   10,231
   3/31/2009              20,646                   11,144
   4/30/2009              23,355                   12,866
   5/31/2009              24,261                   13,254
   6/30/2009              24,741                   13,449
   7/31/2009              26,981                   14,744
   8/31/2009              27,119                   15,167
   9/30/2009              28,591                   16,042
  10/31/2009              27,599                   14,953

----------
(1.) The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. You cannot invest directly in an Index.

(2.) The chart compares the performance of the WELLS FARGO ADVANTAGE SMALL CAP
     OPPORTUNITIES FUND Administrator Class shares for the most recent ten years with the Russell 2000 Index. The chart assumes a hypothetical investment of $10,000 in Administrator Class shares and reflects all operating expenses.

             Wells Fargo Advantage Small and Mid Cap Stock Funds 29


Performance Highlights (Unaudited)

                  WELLS FARGO ADVANTAGE SMALL CAP OPPORTUNITIES FUND (CONTINUED)

MANAGER'S DISCUSSION

FUND HIGHLIGHTS

- The Fund outperformed the Russell 2000(R) Index for the 12-month period. Stock selection added the vast majority of value, particularly from the financial services, consumer staples, and information technology sectors. Only our picks in health care and industrials detracted.

- At the sector level, our underweight in financial services and industrials contributed significantly, while our average cash position (nearly 10%) hurt performance.

- Home Inns & Hotels Management and Bruker Corp. added significant value to the Fund's performance at the stock level.

STOCK SELECTION IN THE FINANCIAL SERVICES, CONSUMER STAPLES, AND INFORMATION TECHNOLOGY SECTORS ADDED THE MOST VALUE. ONLY OUR PICKS IN HEALTH CARE AND INDUSTRIALS DETRACTED.

Within the financial services sector, our positions in Digital Realty Trust and Annaly Capital Management (real estate investment trusts) provided positive returns due to their recent positive earnings results. From the consumer staples sector, shares of Central Garden were up during the period as the stock benefited from a 5% rise in sales from the Gardening division. Finally, in the information technology sector, our holdings in Euronet Worldwide, an electronic payments provider, produced positive returns. Shares of Euronet Worldwide were up due to higher profits from India, Poland, and Germany, as well as cost-cutting efforts.

At the stock level, our holdings in Home Inns & Hotels Management added the most value to the portfolio. Home Inns & Hotels Management, a Chinese low-cost hotel provider, gained considerable profits from the 2008 Olympics in China. The company also saw a rise in revenues from an increase of price-sensitive travelers in the declining macro environment.

Stock selection in health care and industrials lagged during the reporting period. From the health care sector, our position in KV Pharmaceuticals, a specialty pharmaceutical company, was the biggest drag on performance in 2008. The stock declined due to manufacturing problems that led to a product recall.

Our holdings in Huron Consulting from the industrials sector also hurt performance. We purchased this stock due to the company's strong growth in its forensic accounting and legal, health, and education consulting practice. In late July, the company announced a restatement of more than three years of results to correct errors from acquisition-related accounting issues. The company lowered its earnings guidance; both the CEO and the chief accounting officer resigned; and the stock price fell significantly. We sold the position immediately on concerns of the company's ability to retain key personnel, who are the core of its business.

             30 Wells Fargo Advantage Small and Mid Cap Stock Funds


                                              Performance Highlights (Unaudited)

WELLS FARGO ADVANTAGE SMALL CAP OPPORTUNITIES FUND (CONTINUED)

At the sector level, our exposure to cash (averaging nearly 10%) was the largest single detractor to returns. When seeking new purchases, we look for attractive business models, cash flow dynamics, and financials; then we look at valuations. We have had less conviction on the valuation side recently, so cash levels have stayed elevated. However, our underweight in financial services and industrials added value.

TEN LARGEST EQUITY HOLDINGS(3)
(AS OF OCTOBER 31, 2009)

Waste Connections Incorporated              2.77%
Reinsurance Group of America Incorporated   2.11%
St. Mary Land & Exploration Company         1.80%
PSS World Medical Incorporated              1.66%
Scientific Games Corporation Class A        1.53%
NBTY Incorporated                           1.44%
Gartner Incorporated                        1.42%
GEO Group Incorporated                      1.30%
Sanderson Farms Incorporated                1.28%
LKQ Corporation                             1.27%

SECTOR DISTRIBUTION(4)
(AS OF OCTOBER 31, 2009)

                                  (PIE CHART)

Consumer Discretionary       (12%)
Consumer Staples              (7%)
Energy                        (6%)
Financials                   (15%)
Health Care                  (16%)
Industrials                  (13%)
Information Technology       (21%)
Materials                     (5%)
Telecommunication Services    (1%)
Utilities                     (4%)

Securities lending also detracted from performance. The Fund engages in securities lending as a way of seeking to generate additional income and is a process that is distinct from the investment decisions made by the portfolio management team. During the period, securities lending detracted from the Fund's overall performance due to the decline in value of certain securities in which securities lending cash collateral was invested.

WE MAINTAIN A BOTTOM-UP, OPPORTUNISTIC APPROACH TO STOCK SELECTION.

Stock selection typically drives the Fund's over- or underweighted position in any sector and tends to be the most important contributing factor to performance. We invest in three distinct company types: mispriced growth, "steady eddies" (companies that we believe have stable and dependable earnings and revenue characteristics), and turnarounds, which include companies that are out of favor in the market but that we believe have the potential for improvement.

We recently bought Comstock Resource, an oil and natural gas exploration company, due to its strong balance sheet and operational improvements. Most importantly, we believe that Comstock has the ability to deliver strong production growth in the next 12 months.

We continue to find attractive names in the technology sector. Websense, for example, is a provider of customizable employee Internet filtering solutions. We bought this company due to its strong URL filtering business, which represents about 40% of the business. With the growing number of malware (malicious software) threats on the Internet, the demand for Websense's technology has been growing rapidly. The company also acquired Surf Control, its largest competitor.

----------
(3.) The ten largest portfolio holdings are calculated based on the value of the securities divided by total investments of the Fund. Holdings are subject to change and may have changed since the date specified.

(4.) Sector distribution is subject to change and is calculated based on the total common stock investments of the Fund.

             Wells Fargo Advantage Small and Mid Cap Stock Funds 31


Performance Highlights (Unaudited)

                  WELLS FARGO ADVANTAGE SMALL CAP OPPORTUNITIES FUND (CONTINUED)

WE ARE OPTIMISTIC ABOUT THE IMPROVING MACRO ENVIRONMENT, BUT WE REMAIN CAUTIOUS.

The markets are difficult to read at the moment, since they are increasingly driven by the day's economic news, and not company fundamentals.

We are concerned that there may be more headwinds to come. We continue to maintain a cautious stance, waiting to see sequential company growth through cash flows, earnings or revenues, or an overall improvement in fundamentals. As we are bottom-up investors, our portfolio reflects the companies that we find to be most attractive in terms of quality and valuations. Our top-down thoughts about the economy and the market in general have modest bearing on the portfolio, but we would like to see a recovery in unemployment and consumer confidence reports.

We are also keeping a watchful eye on the emerging markets, particularly in China, as we believe such markets are key to global growth.

             32 Wells Fargo Advantage Small and Mid Cap Stock Funds


                                              Performance Highlights (Unaudited)

WELLS FARGO ADVANTAGE SMALL CAP OPPORTUNITIES FUND (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN(5) (%) (AS OCTOBER 31, 2009)

                                                                        Expense Ratio
                                                                      -----------------
SMALL CAP OPPORTUNITIES FUND   6 Month*   1 Year   5 Year   10 Year   Gross(6)   Net(7)
----------------------------   --------   ------   ------   -------   --------   ------
Administrator Class (NVSOX)     18.17      15.44    5.46     10.69     1.30%      1.20%
Russell 2000 Index(1)           16.21       6.46    0.59      4.11

*    Returns for periods of less than one year are not annualized.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE - www.wellsfargo.com/advantagefunds.

ADMINISTRATOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE.

Stock fund values fluctuate in response to the activities of individual companies and general market and economic conditions. Smaller company stocks tend to be more volatile and less liquid than those of larger companies. The use of derivatives may reduce returns and/or increase volatility. Consult the Fund's prospectus for additional information on these and other risks.

----------
(5.) Prior to April 11, 2005, the Administrator Class was named the
     Institutional Class.

(6.) Reflects the gross expense ratio as stated in the March 1, 2009 prospectus.

(7.) The investment adviser has contractually committed through February 28, 2010, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Without these reductions, the Fund's returns would have been lower.

                                          THIS PAGE IS INTENTIONALLY LEFT BLANK.

             34 Wells Fargo Advantage Small and Mid Cap Stock Funds


                                              Performance Highlights (Unaudited)

WELLS FARGO ADVANTAGE SMALL CAP VALUE FUND

THE FUND IS CLOSED TO NEW INVESTORS.

INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE SMALL CAP VALUE FUND (the Fund) seeks long-term capital appreciation.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC

SUBADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGER

I. Charles Rinaldi

FUND INCEPTION

December 31, 1997

PERFORMANCE SUMMARY
12-MONTH TOTAL RETURN AS OF OCTOBER 31, 2009

SMALL CAP VALUE FUND          1 YEAR
--------------------          ------
Investor Class                28.11%
Russell 2000 Value Index(1)    1.96%

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE - www.wellsfargo.com/advantagefunds.

INVESTOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. NET AND GROSS EXPENSE RATIOS FOR INVESTOR CLASS SHARES ARE 1.36% AND 1.56%, RESPECTIVELY. THE INVESTMENT ADVISER HAS CONTRACTUALLY COMMITTED THROUGH FEBRUARY 28, 2010, TO WAIVE FEES AND/OR REIMBURSE EXPENSES TO THE EXTENT NECESSARY TO MAINTAIN THE NET OPERATING EXPENSE RATIO SHOWN.

GROWTH OF $10,000 INVESTMENT(2)
(AS OF OCTOBER 31, 2009)

                              (PERFORMANCE GRAPH)

                 WELLS FARGO ADVANTAGE SMALL CAP   WELLS FARGO ADVANTAGE SMALL CAP
                      VALUE FUND - CLASS A           VALUE FUND - INVESTOR CLASS     RUSSELL 2000 VALUE INDEX
                 -------------------------------   -------------------------------   ------------------------
  10/31/1999                    9,423                            10,000                          10,000
  11/30/1999                   10,006                            10,621                          10,052
  12/31/1999                   10,884                            11,556                          10,361
   1/31/2000                   11,690                            12,415                          10,090
   2/29/2000                   12,840                            13,639                          10,706
   3/31/2000                   13,261                            14,090                          10,757
   4/30/2000                   12,778                            13,580                          10,820
   5/31/2000                   12,630                            13,427                          10,655
   6/30/2000                   12,683                            13,486                          10,967
   7/31/2000                   12,176                            12,951                          11,332
   8/31/2000                   13,436                            14,294                          11,839
   9/30/2000                   12,961                            13,793                          11,771
  10/31/2000                   12,798                            13,622                          11,730
  11/30/2000                   12,268                            13,061                          11,491
  12/31/2000                   13,713                            14,600                          12,726
   1/31/2001                   14,680                            15,638                          13,077
   2/28/2001                   14,776                            15,748                          13,059
   3/31/2001                   14,983                            15,961                          12,849
   4/30/2001                   16,094                            17,160                          13,444
   5/31/2001                   17,068                            18,197                          13,790
   6/30/2001                   16,852                            17,976                          14,345
   7/31/2001                   16,133                            17,211                          14,023
   8/31/2001                   15,766                            16,820                          13,974
   9/30/2001                   13,865                            14,796                          12,432
  10/31/2001                   14,592                            15,570                          12,756
  11/30/2001                   15,039                            16,054                          13,673
  12/31/2001                   16,141                            17,227                          14,510
   1/31/2002                   15,917                            16,997                          14,703
   2/28/2002                   16,165                            17,253                          14,792
   3/31/2002                   17,909                            19,119                          15,900
   4/30/2002                   18,357                            19,596                          16,460
   5/31/2002                   18,197                            19,425                          15,915
   6/30/2002                   17,389                            18,573                          15,563
   7/31/2002                   14,908                            15,924                          13,251
   8/31/2002                   15,317                            16,358                          13,192
   9/30/2002                   14,364                            15,336                          12,250
  10/31/2002                   14,372                            15,344                          12,434
  11/30/2002                   15,205                            16,239                          13,426
  12/31/2002                   15,141                            16,171                          12,852
   1/31/2003                   14,764                            15,770                          12,491
   2/28/2003                   14,372                            15,361                          12,071
   3/31/2003                   14,124                            15,089                          12,200
   4/30/2003                   15,269                            16,316                          13,358
   5/31/2003                   17,101                            18,275                          14,722
   6/30/2003                   17,293                            18,488                          14,972
   7/31/2003                   18,157                            19,417                          15,718
   8/31/2003                   18,870                            20,175                          16,315
   9/30/2003                   18,638                            19,937                          16,128
  10/31/2003                   20,094                            21,496                          17,443
  11/30/2003                   21,110                            22,586                          18,113
  12/31/2003                   22,482                            24,046                          18,768
   1/31/2004                   22,777                            24,369                          19,417
   2/29/2004                   23,556                            25,208                          19,793
   3/31/2004                   23,815                            25,483                          20,067
   4/30/2004                   22,281                            23,850                          19,029
   5/31/2004                   22,637                            24,238                          19,259
   6/30/2004                   23,807                            25,492                          20,237
   7/31/2004                   23,035                            24,662                          19,306
   8/31/2004                   22,579                            24,176                          19,496
   9/30/2004                   24,146                            25,853                          20,267
  10/31/2004                   23,981                            25,686                          20,582
  11/30/2004                   26,609                            28,502                          22,408
  12/31/2004                   26,953                            28,876                          22,943
   1/31/2005                   26,279                            28,159                          22,056
   2/28/2005                   27,923                            29,937                          22,493
   3/31/2005                   26,873                            28,811                          22,030
   4/30/2005                   25,086                            26,901                          20,894
   5/31/2005                   25,857                            27,730                          22,168
   6/30/2005                   27,078                            29,049                          23,149
   7/31/2005                   28,873                            30,968                          24,466
   8/31/2005                   29,793                            31,957                          23,904
   9/30/2005                   30,930                            33,186                          23,865
  10/31/2005                   29,286                            31,427                          23,265
  11/30/2005                   30,583                            32,816                          24,209
  12/31/2005                   30,948                            33,215                          24,023
   1/31/2006                   33,600                            36,067                          26,010
   2/28/2006                   32,305                            34,668                          26,008
   3/31/2006                   33,642                            36,111                          27,268
   4/30/2006                   34,170                            36,683                          27,340
   5/31/2006                   33,196                            35,637                          26,208
   6/30/2006                   33,227                            35,659                          26,530
   7/31/2006                   32,844                            35,263                          26,162
   8/31/2006                   33,466                            35,934                          26,944
   9/30/2006                   32,730                            35,131                          27,207
  10/31/2006                   33,808                            36,309                          28,592
  11/30/2006                   35,258                            37,861                          29,407
  12/31/2006                   34,945                            37,529                          29,664
   1/31/2007                   35,638                            38,276                          30,108
   2/28/2007                   35,797                            38,445                          29,738
   3/31/2007                   36,126                            38,807                          30,097
   4/30/2007                   37,671                            40,470                          30,409
   5/31/2007                   39,885                            42,845                          31,524
   6/30/2007                   39,817                            42,785                          30,790
   7/31/2007                   38,488                            41,350                          28,169
   8/31/2007                   38,216                            41,049                          28,733
   9/30/2007                   40,226                            43,219                          28,863
  10/31/2007                   41,203                            44,280                          29,177
  11/30/2007                   37,455                            40,241                          26,992
  12/31/2007                   38,531                            41,403                          26,763
   1/31/2008                   36,619                            39,348                          25,665
   2/29/2008                   37,323                            40,108                          24,645
   3/31/2008                   36,101                            38,800                          25,017
   4/30/2008                   37,362                            40,165                          25,808
   5/31/2008                   39,474                            42,431                          26,690
   6/30/2008                   38,106                            40,967                          24,130
   7/31/2008                   35,503                            38,166                          25,366
   8/31/2008                   35,622                            38,293                          26,572
   9/30/2008                   31,625                            34,001                          25,327
  10/31/2008                   24,200                            26,035                          20,267
  11/30/2008                   22,619                            24,318                          17,920
  12/31/2008                   23,748                            25,543                          19,022
   1/31/2009                   22,394                            24,079                          16,305
   2/28/2009                   20,322                            21,870                          14,040
   3/31/2009                   22,314                            24,009                          15,287
   4/30/2009                   24,851                            26,739                          17,712
   5/31/2009                   27,241                            29,314                          18,095
   6/30/2009                   26,670                            28,709                          18,038
   7/31/2009                   28,410                            30,581                          20,124
   8/31/2009                   29,659                            31,932                          21,077
   9/30/2009                   32,514                            35,000                          22,134
  10/31/2009                   30,974                            33,353                          20,664

----------
(1.) The Russell 2000 Value Index measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. You cannot invest directly in an Index.

(2.) The chart compares the performance of the WELLS FARGO ADVANTAGE SMALL CAP
     VALUE FUND Class A and Investor Class shares for the most recent ten years with the Russell 2000 Value Index. The chart assumes a hypothetical investment of $10,000 in Class A shares and Investor Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 5.75%.

             Wells Fargo Advantage Small and Mid Cap Stock Funds 35


Performance Highlights (Unaudited)

                          WELLS FARGO ADVANTAGE SMALL CAP VALUE FUND (CONTINUED)

MANAGER'S DISCUSSION

FUND HIGHLIGHTS

- The Fund outperformed its benchmark for the period, driven by strong stock selection within energy, financial services, and materials sectors.

- The Fund's underweight to the financial services sector, specifically regional bank stocks, contributed to strong relative returns as banks underperformed during the period.

- Unfavorable stock selection within the consumer discretionary and health care sectors detracted from Fund performance, as did a substantial underweight to consumer discretionary stocks.

- We believe that key risks for the coming year are unemployment and weak consumer spending.

HOLDINGS IN ENERGY, FINANCIAL SERVICES, AND MATERIALS SECTORS DROVE THE FUND'S OUTPERFORMANCE FOR THE PERIOD.

The first half of the 12-month period was characterized by huge losses in the market but was followed by a strong recovery during the second half of the period that began in early March 2009. The Fund ended the period with solid performance that significantly outpaced its benchmark.

TEN LARGEST EQUITY HOLDINGS(3)
(AS OF OCTOBER 31, 2009)

InterOil Corporation                     6.57%
Randgold Resources Limited ADR           6.19%
Range Resources Corporation              3.35%
Chimera Investment Corporation           3.30%
3Com Corporation                         2.23%
Annaly Capital Management Incorporated   2.07%
GEO Group Incorporated                   1.92%
Chicago Bridge & Iron Company NV         1.92%
Capstead Mortgage Corporation            1.84%
Global Industries Limited                1.83%

Despite energy being a relatively weak sector in the benchmark, our holdings in the sector strongly contributed to Fund performance. Our top energy holding, InterOil Corp, was up over 200% during the period. The company announced strong results from its drilling program at the Elk/Antelope Field. It bolstered its balance sheet via several financing transactions and is in the process of evolving beyond its upstart roots into a company with solid assets. We believe that the company has massive resource potential and that it is taking the right steps to increase cash flow from existing assets.

Overall, we remain positive on the energy sector mainly because the secular supply and demand dynamic has not changed despite soft current demand. The lack of capacity on the supply side cannot be reversed in the short run, as exploration-and-development projects are capital-intensive and have long lead times. Demand growth will be driven mainly by non-OECD (Organisation for

----------
(3.) The ten largest portfolio holdings are calculated based on the value of the securities divided by total investments of the Fund. Holdings are subject to change and may have changed since the date specified.

             36 Wells Fargo Advantage Small and Mid Cap Stock Funds


                                              Performance Highlights (Unaudited)

WELLS FARGO ADVANTAGE SMALL CAP VALUE FUND (CONTINUED)

Economic Co-operation and Development) countries such as China and India. Even with the sharp recovery, our energy holdings trade at reasonable levels and generally have healthy balance sheets due to a strong cycle prior to 2008. The Fund remains invested in a diverse group of companies that are positioned to benefit from secular growth within the energy sector.

We are maintaining our investments in selected gold-mining companies. This is an area we've successfully invested in for the better part of the last decade. Given the massive expansion of the monetary base both here in the United States and in most developed countries, we believe that this hard-asset exposure adds an important and prudent element to overall portfolio diversification for the Fund. While the timing is debatable, we believe that the possibility for higher inflation and strong devaluation of existing currencies is inevitable.

SECTOR DISTRIBUTION(4)
(AS OF OCTOBER 31, 2009)

                                  (PIE CHART)

Telecommunication Services   1%
Consumer Discretionary       3%
Consumer Staples             2%
Energy                      29%
Financials                  22%
Health Care                  6%
Industrials                 13%
Information Technology       9%
Materials                   15%

Stock selection within the consumer discretionary sector was a major detractor for the period, largely because of our investments in manufactured housing companies. The group was adversely affected by the bursting of the real estate bubble; those who might have purchased manufactured houses in the past suddenly had access to cheap traditional housing because of foreclosures and short sales. An underweight to consumer discretionary stocks also hurt performance, as the group outperformed on optimism about an economic recovery. We have underweight sectors and industries that are directly related to the consumer because our outlook for consumer spending remains cautious. Stock selection within the health care sector also detracted, with especially unfavorable performance in the health care providers and services industry.

EVEN THOUGH WE REMAIN FAIRLY CAUTIOUS ON COMPANIES IN THE FINANCIAL SERVICES SECTOR, WE DID SELECTIVELY INCREASE OUR EXPOSURE TO THE SECTOR.

These new positions reinforce our guiding principle of bottom-up stock selection. We opportunistically added to certain regional banks to take advantage of lower valuations after a prolonged period of underperformance from the group. Most of our exposure within the sector continues to be in mortgage real estate investment trusts (REITs) that mainly invests in agency mortgage-backed securities (MBS). The combination of profitability and lack of credit risk makes these holdings attractive total-return investments with a significant component coming to the Fund through dividends. Overall, the Fund's exposure to the financial services sector is as high as it has been in many years, though still meaningfully underweight compared to the benchmark.

----------
(4.) Sector distribution is subject to change and is calculated based on the total common stock investments of the Fund.

             Wells Fargo Advantage Small and Mid Cap Stock Funds 37


Performance Highlights (Unaudited)

                          WELLS FARGO ADVANTAGE SMALL CAP VALUE FUND (CONTINUED)

THERE ARE INDEED POSITIVE DEVELOPMENTS ON THE ECONOMIC FRONT.

However, investors should not be too quick to equate that with a new rising market for equities. Unemployment and weak consumer spending remain two key risks for the market in 2010. The big market rally that began in March 2009 has in part been driven by money previously on the sidelines coming into the market, as well as by companies aggressively and preemptively cutting costs. Better-than-expected corporate earnings during the second and third quarters of 2009 were more the result of inventory replenishment, rather than top-line growth.

That being said, there are enough positive developments at work to provide optimism for the coming year. Our investment process has always emphasized a broader level of diversification through the three screens we use to identify new ideas. We think that the resulting diversification in the Fund's portfolio will allow us to ride out the volatility we may see in the period ahead.

             38 Wells Fargo Advantage Small and Mid Cap Stock Funds


                                              Performance Highlights (Unaudited)

                          WELLS FARGO ADVANTAGE SMALL CAP VALUE FUND (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN(5) (%) (AS OF OCTOBER 31, 2009)

                                Including Sales Charge         Excluding Sales Charge      Expense Ratio
                            ------------------------------ ------------------------------ ---------------
SMALL CAP VALUE FUND        6 Month* 1 Year 5 Year 10 Year 6 Month* 1 Year 5 Year 10 Year Gross(6) Net(7)
--------------------        -------- ------ ------ ------- -------- ------ ------ ------- -------- ------
Class A (SMVAX)               17.48   20.64  4.01   11.97    24.64   27.99  5.25   12.64    1.46%   1.44%
Class B (SMVBX)**             19.23   22.04  4.14   12.10    24.23   27.04  4.48   12.10    2.21%   2.19%
Class C (SMVCX)               23.21   26.02  4.48   11.87    24.21   27.02  4.48   11.87    2.21%   2.19%
Institutional Class (WFSVX)                                  25.00   28.65  5.56   12.91    1.01%   0.95%
Investor Class (SSMVX)                                       24.74   28.11  5.36   12.80    1.56%   1.36%
Russell 2000 Value Index(1)                                  16.66    1.96  0.08    7.53

*    Returns for periods of less than one year are not annualized.

** Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE - www.wellsfargo.com/advantagefunds.

FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 5.75%. FOR CLASS B SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 5.00%. FOR CLASS C SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. INSTITUTIONAL CLASS AND INVESTOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE.

Please keep in mind that high double-digit returns were primarily achieved during favorable market conditions. You should not expect that such favorable returns can be consistently achieved. A Fund's performance, especially for very short time periods, should not be the sole factor in making your investment decision.

Stock fund values fluctuate in response to the activities of individual companies and general market and economic conditions. Smaller company stocks tend to be more volatile and less liquid than those of larger companies. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Fund is exposed to foreign investment risk. Consult the Fund's prospectus for additional information on these and other risks.

----------
(5.)  Class A, Class B and Class C shares incepted on November 30, 2000.
     Performance shown prior to the inception of Class A, Class B and Class C reflects the performance of the Investor Class shares, adjusted to reflect Class A, Class B and Class C sales charges and expenses, as applicable. Institutional Class shares incepted on July 31, 2007. Performance shown prior to the inception of the Institutional Class shares reflects the performance of the Investor Class shares, and includes expenses that are not applicable to and are higher than those of the Institutional Class shares. Investor Class shares incepted on December 31, 1997. Effective June 20, 2008, Class Z was renamed Investor Class and modified to assume the features and attributes of the Investor Class. The Fund is open to certain institutional investors and retirement plans as described in the Statement of Additional Information. The Fund is closed to all other investors.

(6.) Reflects the gross expense ratio as stated in the March 1, 2009 prospectus.

(7.) The investment adviser has contractually committed through February 28, 2010, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Without these reductions, the Fund's returns would have been lower.

                                          THIS PAGE IS INTENTIONALLY LEFT BLANK.

             40 Wells Fargo Advantage Small and Mid Cap Stock Funds


                                                       Fund Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees (if any) and exchange fees (if any); and (2) ongoing costs, including management fees; distribution (12b-1) and/or shareholder service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire six-month period, from May 1, 2009 to October 31, 2009.

ACTUAL EXPENSES

The "Actual" line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Actual" line under the heading entitled "Expenses Paid During Period" for your applicable class of shares to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The "Hypothetical" line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the "Hypothetical" line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                Beginning         Ending         Expenses
                                              Account Value   Account Value    Paid During      Net Annual
                                                05-01-2009      10-31-2009    the Period(1)   Expense Ratio
                                              -------------   -------------   -------------   -------------
C&B MID CAP VALUE FUND
CLASS A
   Actual                                       $1,000.00       $1,175.40         $ 6.58          1.20%
   Hypothetical (5% Return before expenses)     $1,000.00       $1,019.16         $ 6.11          1.20%
CLASS B
   Actual                                       $1,000.00       $1,170.30         $10.67          1.95%
   Hypothetical (5% Return before expenses)     $1,000.00       $1,015.38         $ 9.91          1.95%
CLASS C
   Actual                                       $1,000.00       $1,171.40         $10.67          1.95%
   Hypothetical (5% Return before expenses)     $1,000.00       $1,015.38         $ 9.91          1.95%
ADMINISTRATOR CLASS
   Actual                                       $1,000.00       $1,175.30         $ 6.31          1.15%
   Hypothetical (5% Return before expenses)     $1,000.00       $1,019.41         $ 5.85          1.15%
INSTITUTIONAL CLASS
   Actual                                       $1,000.00       $1,176.90         $ 4.94          0.90%
   Hypothetical (5% Return before expenses)     $1,000.00       $1,020.67         $ 4.58          0.90%
INVESTOR CLASS
   Actual                                       $1,000.00       $1,175.70         $ 6.85          1.25%
   Hypothetical (5% Return before expenses)     $1,000.00       $1,018.90         $ 6.36          1.25%

             Wells Fargo Advantage Small and Mid Cap Stock Funds 41


Fund Expenses (Unaudited)

                                                Beginning         Ending         Expenses
                                              Account Value   Account Value    Paid During      Net Annual
                                                05-01-2009      10-31-2009    the Period(1)   Expense Ratio
                                              -------------   -------------   -------------   -------------
COMMON STOCK FUND
CLASS A
   Actual                                       $1,000.00       $1,211.10         $ 7.02          1.26%
   Hypothetical (5% Return before expenses)     $1,000.00       $1,018.85         $ 6.41          1.26%
CLASS B
   Actual                                       $1,000.00       $1,205.80         $11.18          2.01%
   Hypothetical (5% Return before expenses)     $1,000.00       $1,015.07         $10.21          2.01%
CLASS C
   Actual                                       $1,000.00       $1,204.90         $11.17          2.01%
   Hypothetical (5% Return before expenses)     $1,000.00       $1,015.07         $10.21          2.01%
INVESTOR CLASS
   Actual                                       $1,000.00       $1,209.70         $ 7.18          1.29%
   Hypothetical (5% Return before expenses)     $1,000.00       $1,018.70         $ 6.56          1.29%
MID CAP GROWTH FUND
CLASS A
   Actual                                       $1,000.00       $1,207.00         $ 7.51          1.35%
   Hypothetical (5% Return before expenses)     $1,000.00       $1,018.40         $ 6.87          1.35%
CLASS B
   Actual                                       $1,000.00       $1,204.10         $11.67          2.10%
   Hypothetical (5% Return before expenses)     $1,000.00       $1,014.62         $10.66          2.10%
CLASS C
   Actual                                       $1,000.00       $1,204.70         $11.67          2.10%
   Hypothetical (5% Return before expenses)     $1,000.00       $1,014.62         $10.66          2.10%
ADMINISTRATOR CLASS
   Actual                                       $1,000.00       $1,211.80         $ 6.41          1.15%
   Hypothetical (5% Return before expenses)     $1,000.00       $1,019.41         $ 5.85          1.15%
INSTITUTIONAL CLASS
   Actual                                       $1,000.00       $1,211.20         $ 5.02          0.90%
   Hypothetical (5% Return before expenses)     $1,000.00       $1,020.67         $ 4.58          0.90%
INVESTOR CLASS
   Actual                                       $1,000.00       $1,208.70         $ 8.07          1.45%
   Hypothetical (5% Return before expenses)     $1,000.00       $1,017.90         $ 7.37          1.45%
SMALL CAP GROWTH FUND
CLASS A
   Actual                                       $1,000.00       $1,181.30         $ 7.70          1.40%
   Hypothetical (5% Return before expenses)     $1,000.00       $1,018.15         $ 7.12          1.40%
CLASS B
   Actual                                       $1,000.00       $1,176.00         $11.79          2.15%
   Hypothetical (5% Return before expenses)     $1,000.00       $1,014.37         $10.92          2.15%
CLASS C
   Actual                                       $1,000.00       $1,177.00         $11.80          2.15%
   Hypothetical (5% Return before expenses)     $1,000.00       $1,014.37         $10.92          2.15%
ADMINISTRATOR CLASS
   Actual                                       $1,000.00       $1,182.00         $ 6.60          1.20%
   Hypothetical (5% Return before expenses)     $1,000.00       $1,019.16         $ 6.11          1.20%

             42 Wells Fargo Advantage Small and Mid Cap Stock Funds


                                                       Fund Expenses (Unaudited)

                                                Beginning         Ending         Expenses
                                              Account Value   Account Value    Paid During      Net Annual
                                                05-01-2009      10-31-2009    the Period(1)   Expense Ratio
                                              -------------   -------------   -------------   -------------
SMALL CAP GROWTH FUND (continued)
INSTITUTIONAL CLASS
   Actual                                       $1,000.00       $1,183.90         $ 4.95          0.90%
   Hypothetical (5% Return before expenses)     $1,000.00       $1,020.67         $ 4.58          0.90%
INVESTOR CLASS
   Actual                                       $1,000.00       $1,180.40         $ 8.19          1.49%
   Hypothetical (5% Return before expenses)     $1,000.00       $1,017.69         $ 7.58          1.49%
SMALL CAP OPPORTUNITIES FUND
ADMINISTRATOR CLASS
   Actual                                       $1,000.00       $1,181.70         $ 6.60          1.20%
   Hypothetical (5% Return before expenses)     $1,000.00       $1,019.16         $ 6.11          1.20%
SMALL CAP VALUE FUND
CLASS A
   Actual                                       $1,000.00       $1,246.40         $ 8.15          1.44%
   Hypothetical (5% Return before expenses)     $1,000.00       $1,017.95         $ 7.32          1.44%
CLASS B
   Actual                                       $1,000.00       $1,242.30         $12.38          2.19%
   Hypothetical (5% Return before expenses)     $1,000.00       $1,014.17         $11.12          2.19%
CLASS C
   Actual                                       $1,000.00       $1,242.10         $12.38          2.19%
   Hypothetical (5% Return before expenses)     $1,000.00       $1,014.17         $11.12          2.19%
INSTITUTIONAL CLASS
   Actual                                       $1,000.00       $1,250.00         $ 5.39          0.95%
   Hypothetical (5% Return before expenses)     $1,000.00       $1,020.42         $ 4.84          0.95%
INVESTOR CLASS
   Actual                                       $1,000.00       $1,247.40         $ 7.70          1.36%
   Hypothetical (5% Return before expenses)     $1,000.00       $1,018.35         $ 6.92          1.36%

----------
(1.) Expenses are equal to the Fund's annualized expenses ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

             Wells Fargo Advantage Small and Mid Cap Stock Funds 43


Portfolio of Investments--October 31, 2009

C&B MID CAP VALUE FUND

   SHARES     SECURITY NAME                                                                                     VALUE
-----------   ---------------------------------------------------------------                              --------------
COMMON STOCKS: 100.08%
AMUSEMENT & RECREATION SERVICES: 2.49%
    229,400   INTERNATIONAL SPEEDWAY CORPORATION CLASS A                                                   $    5,851,994
                                                                                                           --------------
BASIC MATERIALS: 3.61%
    223,400   INTERNATIONAL FLAVORS & FRAGRANCES INCORPORATED                                                   8,509,306
                                                                                                           --------------
BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS: 3.09%
     11,000   NVR INCORPORATED+                                                                                 7,284,970
                                                                                                           --------------
BUSINESS SERVICES: 3.43%
    288,500   IMS HEALTH INCORPORATED                                                                           4,728,515
     70,400   MANPOWER INCORPORATED                                                                             3,337,664
                                                                                                                8,066,179
                                                                                                           --------------
CHEMICALS: 1.52%
     88,090   SCOTTS MIRACLE-GRO COMPANY                                                                        3,578,216
                                                                                                           --------------
COSMETICS, PERSONAL CARE: 1.96%
    144,000   AVON PRODUCTS INCORPORATED                                                                        4,615,200
                                                                                                           --------------
DEPOSITORY INSTITUTIONS: 2.66%
    104,200   CITY NATIONAL CORPORATION                                                                         3,925,214
    236,400   UMPQUA HOLDINGS CORPORATION                                                                       2,342,724
                                                                                                                6,267,938
                                                                                                           --------------
EATING & DRINKING PLACES: 1.56%
    120,900   DARDEN RESTAURANTS INCORPORATED                                                                   3,664,479
                                                                                                           --------------
EDUCATIONAL SERVICES: 1.28%
    189,400   CORINTHIAN COLLEGES INCORPORATED<<+                                                               3,003,884
                                                                                                           --------------
ELECTRIC, GAS & SANITARY SERVICES: 2.06%
    186,800   REPUBLIC SERVICES INCORPORATED+                                                                   4,839,988
                                                                                                           --------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 10.92%
    920,200   FLEXTRONICS INTERNATIONAL LIMITED+                                                                5,962,896
     79,600   HUBBELL INCORPORATED CLASS B                                                                      3,385,388
    305,200   MOLEX INCORPORATED                                                                                5,698,084
    278,800   NOVELLUS SYSTEMS INCORPORATED+                                                                    5,737,704
    257,800   WESTAR ENERGY INCORPORATED                                                                        4,936,870
                                                                                                               25,720,942
                                                                                                           --------------
FOOD STORES: 2.74%
    289,400   SAFEWAY INCORPORATED                                                                              6,462,302
                                                                                                           --------------
FURNITURE & FIXTURES: 2.18%
    891,700   STEELCASE INCORPORATED                                                                            5,145,109
                                                                                                           --------------
GENERAL MERCHANDISE STORES: 1.40%
    116,800   FAMILY DOLLAR STORES INCORPORATED                                                                 3,305,440
                                                                                                           --------------
HEALTH SERVICES: 3.62%
    136,750   CARDINAL HEALTH INCORPORATED                                                                      3,875,495
     89,400   MEDNAX INCORPORATED<<+                                                                            4,641,648
                                                                                                                8,517,143
                                                                                                           --------------
HOUSEHOLD PRODUCTS, WARE: 2.31%
    139,400   FORTUNE BRANDS INCORPORATED                                                                       5,429,630
                                                                                                           --------------

             44 Wells Fargo Advantage Small and Mid Cap Stock Funds


                                      Portfolio of Investments--October 31, 2009

C&B MID CAP VALUE FUND

   SHARES     SECURITY NAME                                                                                     VALUE
-----------   ---------------------------------------------------------------                              --------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 9.67%
     93,710   BRIGGS & STRATTON CORPORATION                                                                $    1,752,377
    139,400   CARLISLE COMPANIES INCORPORATED                                                                   4,326,976
    219,700   DIEBOLD INCORPORATED                                                                              6,643,728
    140,500   DOVER CORPORATION                                                                                 5,294,040
    202,000   KENNAMETAL INCORPORATED                                                                           4,759,120
                                                                                                               22,776,241
                                                                                                           --------------
INSURANCE AGENTS, BROKERS & SERVICE: 2.96%
    312,300   ARTHUR J. GALLAGHER & COMPANY                                                                     6,967,413
                                                                                                           --------------
INSURANCE CARRIERS: 13.50%
    170,700   AXIS CAPITAL HOLDINGS LIMITED                                                                     4,931,523
    320,900   FIDELITY NATIONAL TITLE GROUP INCORPORATED                                                        4,354,613
     79,400   RENAISSANCERE HOLDINGS LIMITED                                                                    4,168,500
    199,900   STEWART INFORMATION SERVICES CORPORATION                                                          1,787,106
     29,829   WHITE MOUNTAIN INSURANCE GROUP LIMITED                                                            9,229,391
    271,000   WILLIS GROUP HOLDINGS LIMITED                                                                     7,317,000
                                                                                                               31,788,133
                                                                                                           --------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 8.57%
    770,900   BOSTON SCIENTIFIC CORPORATION+                                                                    6,259,708
    160,500   QUEST DIAGNOSTICS INCORPORATED                                                                    8,976,765
    590,250   TERADYNE INCORPORATED<<+                                                                          4,940,393
                                                                                                               20,176,866
                                                                                                           --------------
NON-DEPOSITORY CREDIT INSTITUTIONS: 1.83%
  1,212,700   CAPITALSOURCE INCORPORATED                                                                        4,317,212
                                                                                                           --------------
PAPER & ALLIED PRODUCTS: 2.64%
    240,400   BEMIS COMPANY INCORPORATED                                                                        6,209,532
                                                                                                           --------------
PERSONAL SERVICES: 2.07%
    219,800   G&K SERVICES INCORPORATED CLASS A                                                                 4,868,570
                                                                                                           --------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES: 2.94%
    589,800   HARTE-HANKS INCORPORATED                                                                          6,924,252
                                                                                                           --------------
RUBBER & MISCELLANEOUS PLASTICS PRODUCTS: 2.07%
    123,600   WEST PHARMACEUTICAL SERVICES INCORPORATED                                                         4,878,492
                                                                                                           --------------
TEXTILE MILL PRODUCTS: 1.61%
    227,600   ALBANY INTERNATIONAL CORPORATION CLASS A                                                          3,791,816
                                                                                                           --------------
TRANSPORTATION EQUIPMENT: 2.65%
    186,000   AUTOLIV INCORPORATED                                                                              6,245,880
                                                                                                           --------------
WHOLESALE TRADE NON-DURABLE GOODS: 2.74%
    367,800   HAIN CELESTIAL GROUP INCORPORATED+                                                                6,451,211
                                                                                                           --------------
TOTAL COMMON STOCKS (COST $263,578,832)                                                                       235,658,338
                                                                                                           --------------

                                                                                  YIELD
                                                                                --------
COLLATERAL FOR SECURITIES LENDING: 2.64%
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 0.43%
    250,579   AIM STIT-LIQUID ASSETS PORTFOLIO(s)                                 0.23%                           250,579
    250,579   BLACKROCK LIQUIDITY FUNDS TEMPFUND PORTFOLIO(s)                     0.17                            250,579
    250,579   DREYFUS CASH MANAGEMENT FUND INSTITUTIONAL(s)                       0.12                            250,579
    250,579   DWS MONEY MARKET SERIES INSTITUTIONAL(s)                            0.21                            250,579
                                                                                                                1,002,316
                                                                                                           --------------

             Wells Fargo Advantage Small and Mid Cap Stock Funds 45


Portfolio of Investments--October 31, 2009

C&B MID CAP VALUE FUND

                                                                                INTEREST
 PRINCIPAL    SECURITY NAME                                                       RATE     MATURITY DATE        VALUE
-----------   ---------------------------------------------------------------   --------   -------------   --------------
COLLATERAL INVESTED IN OTHER ASSETS: 2.21%
$    91,120   ABN AMRO BANK NV (CHICAGO)                                          0.11%      11/02/2009    $       91,120
     64,923   ANTALIS US FUNDING CORPORATION++(p)                                 0.22       11/18/2009            64,916
     81,552   AUTOBAHN FUNDING COMPANY LLC++(p)                                   0.53       11/09/2009            81,541
     91,120   BANK OF AMERICA REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                 MORTGAGE BACKED SECURITIES (MATURITY VALUE $91,121)              0.08       11/02/2009            91,120
     91,120   BANK OF IRELAND                                                     0.50       11/05/2009            91,120
    159,459   BARCLAY CAPITAL INCORPORATED REPURCHASE AGREEMENT - 102%
                 COLLATERALIZED BY MORTGAGE BACKED SECURITIES (MATURITY VALUE
                 $159,460)                                                        0.11       11/02/2009           159,459
     22,780   BEETHOVEN FUNDING CORPORATION++(p)                                  0.65       11/04/2009            22,778
     11,390   BEETHOVEN FUNDING CORPORATION++(p)                                  0.70       11/12/2009            11,387
     72,896   BELMONT FUNDING LLC++(p)                                            0.50       11/03/2009            72,893
     54,672   BNP PARIBAS (PARIS)                                                 0.14       11/02/2009            54,672
     91,120   BNP PARIBAS SECURITIES CORPORATION REPURCHASE AGREEMENT - 102%
                 COLLATERALIZED BY MORTGAGE BACKED SECURITIES (MATURITY VALUE
                 $91,121)                                                         0.08       11/02/2009            91,120
    102,510   BRYANT BANK FUNDING++(p)                                            0.19       11/23/2009           102,497
     18,224   CALCASIEU PARISH LA+/-ss                                            0.40       12/01/2027            18,224
     25,058   CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY+/-ss         0.20       06/01/2028            25,058
     81,192   CHARIOT FUNDING LLC++(p)                                            0.19       11/23/2009            81,182
    401,095   CHEYNE FINANCE LLC+++/-####(a)(i)                                   0.00       02/25/2008             6,618
    308,802   CHEYNE FINANCE LLC+++/-####(a)(i)                                   0.00       05/19/2008             5,095
     12,062   COLORADO HOUSING & FINANCE AUTHORITY+/-ss                           0.35       10/01/2038            12,062
     36,448   COOK COUNTY IL+/-ss                                                 0.40       11/01/2030            36,448
    141,235   DANSKE CORPORATION++                                                0.20       11/05/2009           141,231
     82,008   DENVER CO CITY & COUNTY SCHOOL DISTRICT+/-ss                        0.45       12/15/2037            82,008
     56,950   DEXIA CREDIT LOCAL DE FRANCE SA                                     0.21       11/02/2009            56,950
    104,787   EKSPORTFINANS ASA++                                                 0.19       11/10/2009           104,782
    123,011   ERASMUS CAPITAL CORPORATION++(p)                                    0.23       11/09/2009           123,004
     54,672   FORTIS BANK NV SA                                                   0.18       11/02/2009            54,672
     78,363   GDF SUEZ++                                                          0.18       11/23/2009            78,354
     21,659   GDF SUEZ++                                                          0.20       11/18/2009            21,657
    161,651   GOLDMAN SACHS REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                 MORTGAGE BACKED SECURITIES (MATURITY VALUE $161,652)             0.07       11/02/2009           161,651
    104,787   GOTHAM FUNDING CORPORATION++(p)                                     0.19       11/12/2009           104,781
     54,672   GROUPE BPCE                                                         0.15       11/02/2009            54,672
  1,402,651   GRYPHON FUNDING LIMITED(a)(i)                                       0.00       08/05/2010           485,317
      7,517   HENRICO COUNTY VA ECONOMIC DEVELOPMENT AUTHORITY+/-ss               0.29       11/01/2042             7,517
     68,340   HOUSTON TX UTILITY SYSTEM+/-ss                                      0.23       05/15/2034            68,340
     22,780   ILLINOIS EDUCATIONAL FACILITIES AUTHORITY REVENUES+/-ss             0.26       07/01/2029            22,780
      9,112   INDIANA MUNICIPAL POWER AGENCY POWER SUPPLY SYSTEM+/-ss             0.28       01/01/2018             9,112
     56,950   ING BANK NV AMSTERDAM                                               0.20       11/02/2009            56,950
    104,787   IRISH LIFE & PERMANENT PLC++                                        0.50       11/18/2009           104,761
     91,120   JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                 MORTGAGE BACKED SECURITIES (MATURITY VALUE $91,121)              0.08       11/02/2009            91,120
     13,668   KANSAS CITY MO SPECIAL OBLIGATION+/-ss                              0.28       04/15/2025            13,668
     20,502   LOUISIANA PUBLIC FACILITIES AUTHORITY+/-ss                          0.19       10/01/2033            20,502
    104,787   MANHATTAN ASSET FUNDING COMPANY++(p)                                0.18       11/03/2009           104,786
    150,575   MASSACHUSETTS HEFA+/-ss                                             0.24       10/01/2034           150,575
     19,591   MISSISSIPPI STATE GO+/-ss                                           0.40       11/01/2028            19,591
     17,313   MONTGOMERY COUNTY TN PUBLIC BUILDING+/-ss                           0.23       02/01/2036            17,313
     34,170   NATEXIS BANQUES POPULAIRES                                          0.20       11/03/2009            34,169
     22,780   NATEXIS BANQUES POPULAIRES                                          0.20       11/10/2009            22,779
      9,112   NEW JERSEY STATE TURNPIKE AUTHORITY+/-ss                            0.40       01/01/2018             9,112
      6,834   NIEUW AMSTERDAM RECEIVABLES CORPORATION++(p)                        0.25       11/10/2009             6,833
     28,976   NORTH DAKOTA HOUSING FINANCE AGENCY+/-ss                            0.29       01/01/2034            28,976
     70,076   REGENCY MARKETS #1 LLC++(p)                                         0.20       11/10/2009            70,072
     52,394   RHEINGOLD SECURITISATION LIMITED++(p)                               0.30       11/10/2009            52,389

             46 Wells Fargo Advantage Small and Mid Cap Stock Funds


                                      Portfolio of Investments--October 31, 2009

C&B MID CAP VALUE FUND

                                                                                INTEREST
 PRINCIPAL    SECURITY NAME                                                       RATE     MATURITY DATE        VALUE
-----------   ---------------------------------------------------------------   --------   -------------   --------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$    63,784   SAN ANTONIO TX EDUCATION FACILITIES CORPORATION+/-ss                0.16%      12/01/2028    $       63,784
     15,946   SANTANDER US DEBT SA UNIPERSONAL++                                  0.37       11/20/2009            15,947
     10,934   SCALDIS CAPITAL LIMITED++(p)                                        0.26       11/13/2009            10,933
     95,676   SCALDIS CAPITAL LIMITED++(p)                                        0.26       11/19/2009            95,662
    145,791   SOCIETE GENERALE BANNON LLC                                         0.19       11/02/2009           145,791
    145,791   STARBIRD FUNDING CORPORATION++(p)                                   0.20       11/03/2009           145,789
     68,340   SURREY FUNDING CORPORATION++(p)                                     0.20       11/23/2009            68,331
     56,950   TASMAN FUNDING INCORPORATED(p)                                      0.25       11/04/2009            56,948
     45,560   TASMAN FUNDING INCORPORATED(p)                                      0.26       11/04/2009            45,558
     93,179   TULIP FUNDING CORPORATION++(p)                                      0.18       11/10/2009            93,174
     41,004   TULSA COUNTY OK INDUSTRIAL AUTHORITY REVENUE+/-ss                   0.24       07/01/2032            41,004
     18,224   UNICREDIT DELAWARE INCORPORATED++                                   0.25       11/09/2009            18,223
     91,120   UNICREDITO ITALIANO (NEW YORK)                                      0.23       11/27/2009            91,120
     13,668   VERMONT STATE STUDENT ASSISTANCE CORPORATION+/-ss                   0.27       12/15/2040            13,664
  1,794,940   VFNC CORPORATION+++/-(a)(i)                                         0.24       09/30/2010           807,723
                                                                                                                5,213,385
                                                                                                           --------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $6,283,140)                                                       6,215,701
                                                                                                           --------------

   SHARES                                                                         YIELD
-----------                                                                     --------
SHORT-TERM INVESTMENTS: 1.11%
  2,618,428   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++(s)                     0.15                          2,618,428
                                                                                                           --------------
TOTAL SHORT-TERM INVESTMENTS (COST $2,618,428)                                                                  2,618,428
                                                                                                           --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $272,480,400)*                103.83%                                                                $  244,492,467
OTHER ASSETS AND LIABILITIES, NET    (3.83)                                                                    (9,014,244)
                                    ------                                                                 --------------
TOTAL NET ASSETS                    100.00%                                                                $  235,478,223
                                    ------                                                                 --------------

----------
<<   All or a portion of this security is on loan.

+    Non-income earning securities.

(s)  Rate shown is the 1-day annualized yield at period end.

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

+/-  Variable rate investments.

(p)  Asset-backed commercial paper.

ss These securities are subject to a demand feature which reduces the effective maturity.

#### This security is currently in default with regards to scheduled interest and/or principal payments.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

(i)  Illiquid security.

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The Wells Fargo Advantage Money Market Fund does not pay an investment advisory fee.

+++  Security of an affiliate of the fund with a cost of $2,618,428.

* Cost for federal income tax purposes is $300,967,854 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation   $ 22,111,536
Gross unrealized depreciation    (78,586,923)
                                ------------
Net unrealized depreciation     $(56,475,387)

The accompanying notes are an integral part of these financial statements.

             Wells Fargo Advantage Small and Mid Cap Stock Funds 47


Portfolio of Investments--October 31, 2009

COMMON STOCK FUND

   SHARES     SECURITY NAME                                                                                     VALUE
-----------   ---------------------------------------------------------------                              --------------
COMMON STOCKS: 94.41%
APPAREL & ACCESSORY STORES: 1.23%
    171,000   KOHL'S CORPORATION+                                                                          $    9,784,620
                                                                                                           --------------
AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS: 1.12%
    238,000   ADVANCE AUTO PARTS INCORPORATED                                                                   8,867,880
                                                                                                           --------------
AUTOMOTIVE REPAIR, SERVICES & PARKING: 1.18%
    231,793   RYDER SYSTEM INCORPORATED                                                                         9,399,206
                                                                                                           --------------
BASIC MATERIALS: 1.30%
    271,000   INTERNATIONAL FLAVORS & FRAGRANCES INCORPORATED                                                  10,322,390
                                                                                                           --------------
BIOPHARMACEUTICALS: 1.24%
    194,900   GENZYME CORPORATION+<<                                                                            9,861,940
                                                                                                           --------------
BUSINESS SERVICES: 8.24%
    891,000   ACTIVISION BLIZZARD INCORPORATED+                                                                 9,649,530
    375,000   AMDOCS LIMITED+                                                                                   9,450,000
     64,054   CAPELLA EDUCATION COMPANY+                                                                        4,413,321
    227,000   CITRIX SYSTEMS INCORPORATED+                                                                      8,344,520
    274,000   COGNIZANT TECHNOLOGY SOLUTIONS CORPORATION CLASS A+                                              10,590,100
    107,000   GLOBAL PAYMENTS INCORPORATED                                                                      5,267,610
  1,364,372   INTERPUBLIC GROUP OF COMPANIES INCORPORATED+                                                      8,213,519
    370,000   RED HAT INCORPORATED+                                                                             9,549,700
                                                                                                               65,478,300
                                                                                                           --------------
CHEMICALS & ALLIED PRODUCTS: 2.16%
    715,000   AMYLIN PHARMACEUTICALS INCORPORATED+<<                                                            7,893,600
    439,800   NALCO HOLDING COMPANY                                                                             9,301,770
                                                                                                               17,195,370
                                                                                                           --------------
COMMUNICATIONS: 6.58%
    472,000   CABLEVISION SYSTEMS CORPORATION NEW YORK GROUP CLASS A                                           10,837,120
    941,000   LIBERTY MEDIA CORPORATION INTERACTIVE SERIES A+                                                  10,670,940
    383,000   NEUSTAR INCORPORATED CLASS A+                                                                     8,847,300
    300,707   TIME WARNER CABLE INCORPORATED<<                                                                 11,859,884
    796,988   TIME WARNER TELECOM INCORPORATED+                                                                10,042,049
                                                                                                               52,257,293
                                                                                                           --------------
COMMUNICATIONS EQUIPMENT: 1.19%
    350,000   COMMSCOPE INCORPORATED+                                                                           9,457,000
                                                                                                           --------------
DEPOSITORY INSTITUTIONS: 4.03%
    203,000   CITY NATIONAL CORPORATION<<                                                                       7,647,010
    495,291   FIRSTMERIT CORPORATION                                                                            9,385,773
    473,778   GLACIER BANCORP INCORPORATED<<                                                                    6,201,754
    390,000   MARSHALL & ILSLEY CORPORATION                                                                     2,074,800
  3,027,000   SYNOVUS FINANCIAL CORPORATION                                                                     6,719,940
                                                                                                               32,029,277
                                                                                                           --------------
E-COMMERCE/SERVICES: 1.31%
    547,000   GSI COMMERCE INCORPORATED+                                                                       10,376,590
                                                                                                           --------------
EATING & DRINKING PLACES: 1.25%
    529,746   JACK IN THE BOX INCORPORATED+                                                                     9,938,035
                                                                                                           --------------

             48 Wells Fargo Advantage Small and Mid Cap Stock Funds


                                      Portfolio of Investments--October 31, 2009

COMMON STOCK FUND

   SHARES     SECURITY NAME                                                                                     VALUE
-----------   ---------------------------------------------------------------                              --------------
EDUCATIONAL SERVICES: 1.77%
     75,000   DeVry Incorporated                                                                           $    4,146,750
    610,000   GRAND CANYON EDUCATION INCORPORATED+                                                              9,894,200
                                                                                                               14,040,950
                                                                                                           --------------
ELECTRIC, GAS & SANITARY SERVICES: 1.33%
    407,000   REPUBLIC SERVICES INCORPORATED                                                                   10,545,370
                                                                                                           --------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 5.96%
    483,000   ALTERA CORPORATION                                                                                9,558,570
    317,079   AMETEK INCORPORATED                                                                              11,062,886
    408,000   ENERSYS+                                                                                          9,016,800
    683,000   NVIDIA CORPORATION+                                                                               8,168,680
    169,000   TESSERA TECHNOLOGIES INCORPORATED+                                                                3,736,590
    267,000   XILINX INCORPORATED                                                                               5,807,250
                                                                                                               47,350,776
                                                                                                           --------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 2.14%
    296,000   ACCENTURE PLC                                                                                    10,975,680
    240,300   AECOM TECHNOLOGY CORPORATION+                                                                     6,065,172
                                                                                                               17,040,852
                                                                                                           --------------
ENTERTAINMENT PRODUCTION: 0.64%
    186,000   DISCOVERY COMMUNICATIONS INCORPORATED CLASS C+                                                    5,115,000
                                                                                                           --------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT: 1.28%
    383,000   CROWN HOLDINGS INCORPORATED+                                                                     10,206,950
                                                                                                           --------------
FOOD & KINDRED PRODUCTS: 2.66%
    589,879   DEAN FOODS COMPANY+                                                                              10,753,494
    157,000   GENERAL MILLS INCORPORATED                                                                       10,349,440
                                                                                                               21,102,934
                                                                                                           --------------
FOOD STORES: 1.34%
    460,000   KROGER COMPANY                                                                                   10,639,800
                                                                                                           --------------
FURNITURE & FIXTURES: 1.51%
    591,000   HERMAN MILLER INCORPORATED                                                                        9,130,950
    245,000   MASCO CORPORATION<<                                                                               2,878,750
                                                                                                               12,009,700
                                                                                                           --------------
GENERAL MERCHANDISE STORES: 1.31%
    297,000   BJ'S WHOLESALE CLUB INCORPORATED+                                                                10,403,910
                                                                                                           --------------
HEALTH CARE: 1.21%
    215,000   HOSPIRA INCORPORATED+                                                                             9,597,600
                                                                                                           --------------
HEALTH SERVICES: 0.70%
    100,000   UNIVERSAL HEALTH SERVICES CLASS B                                                                 5,565,000
                                                                                                           --------------
HOLDING & OTHER INVESTMENT OFFICES: 2.28%
    181,000   MID-AMERICA APARTMENT COMMUNITIES INCORPORATED                                                    7,931,420
    507,300   NBH HOLDINGS CORPORATION+(a)                                                                     10,146,000
                                                                                                               18,077,420
                                                                                                           --------------
HOME APPLIANCES: 0.29%
     32,315   WHIRLPOOL CORPORATION<<                                                                           2,313,431
                                                                                                           --------------

             Wells Fargo Advantage Small and Mid Cap Stock Funds 49


Portfolio of Investments--October 31, 2009

COMMON STOCK FUND

   SHARES     SECURITY NAME                                                                                     VALUE
-----------   ---------------------------------------------------------------                              --------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 7.43%
  1,202,000   BROCADE COMMUNICATIONS SYSTEMS INCORPORATED+                                                 $   10,313,160
    261,000   CAMERON INTERNATIONAL CORPORATION+                                                                9,649,170
    295,800   CARLISLE COMPANIES INCORPORATED                                                                   9,181,632
    288,820   DIEBOLD INCORPORATED                                                                              8,733,917
     65,000   DOVER CORPORATION                                                                                 2,449,200
    383,000   GAMESTOP CORPORATION CLASS A+                                                                     9,303,070
    339,000   SMITH INTERNATIONAL INCORPORATED                                                                  9,400,470
                                                                                                               59,030,619
                                                                                                           --------------
INSURANCE CARRIERS: 4.97%
    420,000   HCC INSURANCE HOLDINGS INCORPORATED                                                              11,083,800
    200,370   REINSURANCE GROUP OF AMERICA INCORPORATED                                                         9,237,057
    190,752   RENAISSANCERE HOLDINGS LIMITED                                                                   10,014,480
    339,000   WILLIS GROUP HOLDINGS LIMITED                                                                     9,153,000
                                                                                                               39,488,337
                                                                                                           --------------
LEATHER & LEATHER PRODUCTS: 1.19%
    288,000   COACH INCORPORATED                                                                                9,495,360
                                                                                                           --------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 4.73%
    633,000   HOLOGIC INCORPORATED+                                                                             9,355,740
    143,000   TECHNE CORPORATION                                                                                8,938,930
    209,000   THERMO FISHER SCIENTIFIC INCORPORATED                                                             9,405,000
    473,000   TRIMBLE NAVIGATION LIMITED+                                                                       9,918,810
                                                                                                               37,618,480
                                                                                                           --------------
MEDICAL EQUIPMENT & SUPPLIES: 1.23%
    239,000   VARIAN MEDICAL SYSTEMS INCORPORATED+                                                              9,794,220
                                                                                                           --------------
MEDICAL PRODUCTS: 1.34%
    202,000   ZIMMER HOLDINGS INCORPORATED+                                                                    10,619,140
                                                                                                           --------------
METAL MINING: 1.02%
    434,400   KINROSS GOLD CORPORATION                                                                          8,071,152
                                                                                                           --------------
NON-DEPOSITORY CREDIT INSTITUTIONS: 1.31%
  2,930,517   CAPITALSOURCE INCORPORATED                                                                       10,432,641
                                                                                                           --------------
OIL & GAS EXTRACTION: 4.75%
    117,000   EOG RESOURCES INCORPORATED                                                                        9,554,220
    420,800   FOREST OIL CORPORATION+                                                                           8,247,680
    245,000   NEWFIELD EXPLORATION COMPANY+                                                                    10,049,900
    242,000   NOBLE CORPORATION                                                                                 9,859,080
                                                                                                               37,710,880
                                                                                                           --------------
PAPER & ALLIED PRODUCTS: 1.03%
    446,000   PACKAGING CORPORATION OF AMERICA<<                                                                8,152,880
                                                                                                           --------------
PERSONAL SERVICES: 1.06%
    516,400   REGIS CORPORATION                                                                                 8,386,336
                                                                                                           --------------
PHARMACEUTICALS: 1.32%
    178,000   MCKESSON CORPORATION<<                                                                           10,453,940
                                                                                                           --------------
RAILROAD TRANSPORTATION: 1.00%
    170,000   NORFOLK SOUTHERN CORPORATION                                                                      7,925,400
                                                                                                           --------------

             50 Wells Fargo Advantage Small and Mid Cap Stock Funds


                                      Portfolio of Investments--October 31, 2009

COMMON STOCK FUND

   SHARES     SECURITY NAME                                                                                     VALUE
-----------   ------------------------------------------------------------------------------------------   --------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 1.18%
    445,000   INVESCO LIMITED                                                                              $    9,411,750
                                                                                                           --------------
TEXTILE MILL PRODUCTS: 0.38%
     70,086   MOHAWK INDUSTRIES INCORPORATED+                                                                   3,001,783
                                                                                                           --------------
TRANSPORTATION BY AIR: 0.92%
    284,000   ALASKA AIR GROUP INCORPORATED+                                                                    7,304,480
                                                                                                           --------------
TRANSPORTATION SERVICES: 1.21%
    353,000   GATX CORPORATION                                                                                  9,594,540
                                                                                                           --------------
WATER TRANSPORTATION: 0.81%
    319,000   ROYAL CARIBBEAN CRUISES LIMITED<<                                                                 6,453,370
                                                                                                           --------------
WHOLESALE TRADE NON-DURABLE GOODS: 1.11%
    197,562   TRACTOR SUPPLY COMPANY+                                                                           8,831,021
                                                                                                           --------------
WHOLESALE TRADE-DURABLE GOODS: 1.17%
     47,000   ARROW ELECTRONICS INCORPORATED+                                                                   1,190,980
    267,000   BORGWARNER INCORPORATED                                                                           8,095,441
                                                                                                                9,286,421
                                                                                                           --------------
TOTAL COMMON STOCKS (COST $656,045,214)                                                                       750,040,344
                                                                                                           --------------
INVESTMENT COMPANIES: 2.11%
    166,000   DJ WILSHIRE REIT ETF<<                                                                            7,225,980
    336,000   UTILITIES SELECT SECTOR SPDR FUND                                                                 9,539,040
TOTAL INVESTMENT COMPANIES (COST $14,749,845)                                                                  16,765,020
                                                                                                           --------------

                                                                                     YIELD
                                                                                   --------
COLLATERAL FOR SECURITIES LENDING: 4.90%
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 0.87%
  1,718,616   AIM STIT-LIQUID ASSETS PORTFOLIO(s)                                    0.23%                      1,718,616
  1,718,616   BLACKROCK LIQUIDITY FUNDS TEMPFUND PORTFOLIO(s)                        0.17                       1,718,616
  1,718,616   DREYFUS CASH MANAGEMENT FUND INSTITUTIONAL(s)                          0.12                       1,718,616
  1,718,616   DWS MONEY MARKET SERIES INSTITUTIONAL(s)                               0.21                       1,718,616
                                                                                                                6,874,464
                                                                                                           --------------

                                                                                   INTEREST    MATURITY
 PRINCIPAL                                                                           RATE        DATE
-----------                                                                        --------   ----------
COLLATERAL INVESTED IN OTHER ASSETS: 4.03%
$   624,951   ABN AMRO BANK NV                                                       0.11     11/02/2009          624,951
    445,278   ANTALIS US FUNDING CORPORATION++(p)                                    0.22     11/18/2009          445,229
    559,331   AUTOBAHN FUNDING COMPANY LLC++(p)                                      0.53     11/09/2009          559,257
    624,951   BANK OF AMERICA REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
              MORTGAGE BACKED SECURITIES (MATURITY VALUE $624,955)                   0.08     11/02/2009          624,951
    624,951   BANK OF IRELAND                                                        0.50     11/05/2009          624,951
  1,093,665   BARCLAY CAPITAL INCORPORATED REPURCHASE AGREEMENT - 102%
              COLLATERALIZED BY MORTGAGE BACKED SECURITIES (MATURITY
              VALUE $1,093,675)                                                      0.11     11/02/2009        1,093,665
    156,238   BEETHOVEN FUNDING CORPORATION++(p)                                     0.65     11/04/2009          156,227
     78,119   BEETHOVEN FUNDING CORPORATION++(p)                                     0.70     11/12/2009           78,101
    499,961   BELMONT FUNDING LLC++(p)                                               0.50     11/03/2009          499,940
    374,971   BNP PARIBAS (PARIS)                                                    0.14     11/02/2009          374,971

             Wells Fargo Advantage Small and Mid Cap Stock Funds 51


Portfolio of Investments--October 31, 2009

COMMON STOCK FUND

                                                                                   INTEREST    MATURITY
 PRINCIPAL    SECURITY NAME                                                          RATE        DATE           VALUE
-----------   ------------------------------------------------------------------   --------   ----------   --------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$   624,951   BNP PARIBAS SECURITIES CORPORATION REPURCHASE AGREEMENT - 102%
              COLLATERALIZED BY MORTGAGE BACKED SECURITIES (MATURITY VALUE
              $624,955)                                                              0.08%    11/02/2009   $      624,951
    703,070   BRYANT BANK FUNDING++(p)                                               0.19     11/23/2009          702,985
    124,990   CALCASIEU PARISH LA+/-ss                                               0.40     12/01/2027          124,990
    171,862   CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY+/-ss            0.20     06/01/2028          171,862
    556,863   CHARIOT FUNDING LLC++(p)                                               0.19     11/23/2009          556,795
  1,608,984   CHEYNE FINANCE LLC+++/-####(a)(i)                                      0.00     02/25/2008           26,548
  1,238,754   CHEYNE FINANCE LLC+++/-####(a)(i)                                      0.00     05/19/2008           20,439
     82,728   COLORADO HOUSING & FINANCE AUTHORITY+/-ss                              0.35     10/01/2038           82,728
    249,980   COOK COUNTY IL+/-ss                                                    0.40     11/01/2030          249,980
    968,674   DANSKE CORPORATION++                                                   0.20     11/05/2009          968,647
    562,456   DENVER CO CITY & COUNTY SCHOOL DISTRICT+/-ss                           0.45     12/15/2037          562,456
    390,594   DEXIA CREDIT LOCAL DE FRANCE SA                                        0.21     11/02/2009          390,594
    718,694   EKSPORTFINANS ASA++                                                    0.19     11/10/2009          718,656
    843,684   ERASMUS CAPITAL CORPORATION++(p)                                       0.23     11/09/2009          843,636
    374,971   Fortis Bank NV SA                                                      0.18     11/02/2009          374,971
    537,458   GDF SUEZ++                                                             0.18     11/23/2009          537,396
    148,551   GDF SUEZ++                                                             0.20     11/18/2009          148,536
  1,108,695   GOLDMAN SACHS REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
              MORTGAGE BACKED SECURITIES (MATURITY VALUE $1,108,701)                 0.07     11/02/2009        1,108,695
    718,694   GOTHAM FUNDING CORPORATION++(p)                                        0.19     11/12/2009          718,648
    374,971   GROUPE BPCE                                                            0.15     11/02/2009          374,971
  5,626,703   GRYPHON FUNDING LIMITED(a)(i)                                          0.00     08/05/2010        1,946,839
     51,558   HENRICO COUNTY VA ECONOMIC DEVELOPMENT AUTHORITY+/-ss                  0.29     11/01/2042           51,558
    468,713   HOUSTON TX UTILITY SYSTEM+/-ss                                         0.23     05/15/2034          468,713
    156,238   ILLINOIS EDUCATIONAL FACILITIES AUTHORITY REVENUES+/-ss                0.26     07/01/2029          156,238
     62,495   INDIANA MUNICIPAL POWER AGENCY POWER SUPPLY SYSTEM+/-ss                0.28     01/01/2018           62,495
    390,594   ING BANK NV AMSTERDAM                                                  0.20     11/02/2009          390,594
    718,694   IRISH LIFE & PERMANENT PLC++                                           0.50     11/18/2009          718,514
    624,951   JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
              MORTGAGE BACKED SECURITIES (MATURITY VALUE $624,955)                   0.08     11/02/2009          624,951
     93,743   KANSAS CITY MO SPECIAL OBLIGATION+/-ss                                 0.28     04/15/2025           93,743
    140,614   LOUISIANA PUBLIC FACILITIES AUTHORITY+/-ss                             0.19     10/01/2033          140,614
    718,694   MANHATTAN ASSET FUNDING COMPANY++(p)                                   0.18     11/03/2009          718,683
  1,032,732   MASSACHUSETTS HEFA+/-ss                                                0.24     10/01/2034        1,032,732
    134,365   MISSISSIPPI STATE GO+/-ss                                              0.40     11/01/2028          134,365
    118,741   MONTGOMERY COUNTY TN PUBLIC BUILDING+/-ss                              0.23     02/01/2036          118,741
    234,357   NATEXIS BANQUES POPULAIRES                                             0.20     11/03/2009          234,353
    156,238   NATEXIS BANQUES POPULAIRES                                             0.20     11/10/2009          156,229
     62,495   NEW JERSEY STATE TURNPIKE AUTHORITY+/-ss                               0.40     01/01/2018           62,495
     46,871   NIEUW AMSTERDAM RECEIVABLES CORPORATION++(p)                           0.25     11/10/2009           46,868
    198,734   NORTH DAKOTA HOUSING FINANCE AGENCY+/-ss                               0.29     01/01/2034          198,734
    480,619   REGENCY MARKETS #1 LLC++(p)                                            0.20     11/10/2009          480,592
    359,347   RHEINGOLD SECURITISATION LIMITED++(p)                                  0.30     11/10/2009          359,317
    437,466   SAN ANTONIO TX EDUCATION FACILITIES CORPORATION+/-ss                   0.16     12/01/2028          437,466
    109,366   SANTANDER US DEBT SA UNIPERSONAL++                                     0.37     11/20/2009          109,374
     74,994   SCALDIS CAPITAL LIMITED++(p)                                           0.26     11/13/2009           74,987
    656,199   SCALDIS CAPITAL LIMITED++(p)                                           0.26     11/19/2009          656,109
    999,922   SOCIETE GENERALE BANNON LLC                                            0.19     11/02/2009          999,922
    999,922   STARBIRD FUNDING CORPORATION++(p)                                      0.20     11/03/2009          999,905
    468,713   SURREY FUNDING CORPORATION++(p)                                        0.20     11/23/2009          468,653
    390,594   TASMAN FUNDING INCORPORATED(p)                                         0.25     11/04/2009          390,584
    312,476   TASMAN FUNDING INCORPORATED(p)                                         0.26     11/04/2009          312,467
    639,075   TULIP FUNDING CORPORATION++(p)                                         0.18     11/10/2009          639,043

             52 Wells Fargo Advantage Small and Mid Cap Stock Funds


                                      Portfolio of Investments--October 31, 2009

COMMON STOCK FUND

                                                                                   INTEREST    MATURITY
 PRINCIPAL    SECURITY NAME                                                          RATE        DATE           VALUE
-----------   ------------------------------------------------------------------   --------   ----------   --------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$   281,228   TULSA COUNTY OK INDUSTRIAL AUTHORITY REVENUE+/-ss                      0.24%    07/01/2032   $      281,228
    124,990   UNICREDIT DELAWARE INCORPORATED++                                      0.25     11/09/2009          124,982
    624,951   UNICREDITO ITALIANO (NEW YORK)                                         0.23     11/27/2009          624,954
     93,743   VERMONT STATE STUDENT ASSISTANCE CORPORATION+/-ss                      0.27     12/15/2040           93,742
  7,200,363   VFNC CORPORATION+/-(a)(i)++                                            0.24     09/30/2010        3,240,164
                                                                                                               32,041,675
                                                                                                           --------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $39,186,669)                                                     38,916,139
                                                                                                           --------------

   SHARES                                                                            YIELD
-----------                                                                        --------
SHORT-TERM INVESTMENTS: 4.25%
 33,790,576   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++(s)                        0.15                      33,790,576
                                                                                                           --------------
TOTAL SHORT-TERM INVESTMENTS (COST $33,790,576)                                                                33,790,576
                                                                                                           --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $743,772,304)*                                                      105.67%                          $  839,512,079
OTHER ASSETS AND LIABILITIES, NET                                          (5.67)                             (45,042,212)
                                                                          ------                           --------------
TOTAL NET ASSETS                                                          100.00%                          $  794,469,867
                                                                          ------                           --------------

----------
+    Non-income earning securities.

<<   All or a portion of this security is on loan.

(s)  Rate shown is the 1-day annualized yield at period end.

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

+/-  Variable rate investments.

(p)  Asset-backed commercial paper.

ss These securities are subject to a demand feature which reduces the effective maturity.

#### This security is currently in default with regards to scheduled interest and/or principal payments.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

(i)  Illiquid security.

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The Wells Fargo Advantage Money Market Fund does not pay an investment advisory fee.

+++  Security of an affiliate of the fund with a cost of $33,790,576.

* Cost for federal income tax purposes is $764,280,880 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation   $141,510,763
Gross unrealized depreciation    (66,279,564)
                                ------------
Net unrealized appreciation     $ 75,231,199

The accompanying notes are an integral part of these financial statements.

             Wells Fargo Advantage Small and Mid Cap Stock Funds 53


Portfolio of Investments--October 31, 2009

MID CAP GROWTH FUND

   SHARES     SECURITY NAME                                                                                     VALUE
-----------   ---------------------------------------------------------------                              --------------
COMMON STOCKS: 99.90%
APPAREL & ACCESSORY STORES: 1.58%
     41,200   AMERICAN EAGLE OUTFITTERS INCORPORATED                                                       $      720,588
     31,300   PHILLIPS-VAN HEUSEN CORPORATION                                                                   1,256,695
                                                                                                                1,977,283
                                                                                                           --------------
AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS: 1.29%
     43,300   ADVANCE AUTO PARTS INCORPORATED                                                                   1,613,358
BIOPHARMACEUTICALS: 2.01%
     31,500   ACORDA THERAPEUTICS INCORPORATED+                                                                   684,495
     11,800   CEPHALON INCORPORATED+                                                                              644,044
     35,100   VERTEX PHARMACEUTICALS INCORPORATED+                                                              1,177,956
                                                                                                                2,506,495
                                                                                                           --------------
BUSINESS SERVICES: 12.25%
    161,300   ACTIVISION BLIZZARD INCORPORATED+                                                                 1,746,879
     39,900   ALLIANCE DATA SYSTEMS CORPORATION+                                                                2,193,702
     68,900   COGNIZANT TECHNOLOGY SOLUTIONS CORPORATION CLASS A+                                               2,662,985
    148,518   GARTNER INCORPORATED+                                                                             2,765,405
    253,500   LAWSON SOFTWARE INCORPORATED+                                                                     1,599,585
     17,500   MANPOWER INCORPORATED                                                                               829,675
     14,400   NETFLIX INCORPORATED+                                                                               769,680
     52,475   TELETECH HOLDINGS INCORPORATED+                                                                     938,778
    113,000   TOTAL SYSTEM SERVICES INCORPORATED                                                                1,804,610
                                                                                                               15,311,299
                                                                                                           --------------
CASINO & GAMING: 1.60%
     29,300   PENN NATIONAL GAMING INCORPORATED+                                                                  736,309
     31,713   WMS INDUSTRIES INCORPORATED+                                                                      1,267,886
                                                                                                                2,004,195
                                                                                                           --------------
CHEMICALS & ALLIED PRODUCTS: 6.97%
     21,300   AIRGAS INCORPORATED                                                                                 944,868
     37,500   CELANESE CORPORATION CLASS A                                                                      1,029,375
     42,600   ECOLAB INCORPORATED                                                                               1,872,696
     33,300   PERRIGO COMPANY                                                                                   1,238,427
     67,900   SHIRE PLC ADR                                                                                     3,619,070
                                                                                                                8,704,436
                                                                                                           --------------
COMMERCIAL SERVICES: 2.87%
    242,026   LIVE NATION INCORPORATED+                                                                         1,611,893
     30,600   VERISK ANALYTICS INCORPORATED CLASS A+                                                              839,358
     40,516   WRIGHT EXPRESS CORPORATION+                                                                       1,130,802
                                                                                                                3,582,053
                                                                                                           --------------
COMMUNICATIONS: 6.07%
     13,600   EQUINIX INCORPORATED+                                                                             1,160,352
     96,000   METROPCS COMMUNICATIONS INCORPORATED+                                                               598,080
    117,174   NII HOLDINGS INCORPORATED+                                                                        3,155,496
     94,700   SBA COMMUNICATIONS CORPORATION CLASS A+                                                           2,671,487
                                                                                                                7,585,415
                                                                                                           --------------

             54 Wells Fargo Advantage Small and Mid Cap Stock Funds


                                      Portfolio of Investments--October 31, 2009

MID CAP GROWTH FUND

   SHARES     SECURITY NAME                                                                                     VALUE
-----------   ---------------------------------------------------------------                              --------------
E-COMMERCE/SERVICES: 3.19%
    143,500   GSI COMMERCE INCORPORATED+                                                                   $    2,722,195
      8,000   PRICELINE.COM INCORPORATED+                                                                       1,262,320
                                                                                                                3,984,515
                                                                                                           --------------
EDUCATIONAL SERVICES: 2.37%
     32,400   APOLLO GROUP INCORPORATED CLASS A+                                                                1,850,040
      5,500   STRAYER EDUCATION INCORPORATED<<                                                                  1,116,335
                                                                                                                2,966,375
                                                                                                           --------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
EQUIPMENT: 8.01%
     29,236   ACUITY BRANDS INCORPORATED<<                                                                        925,612
     25,000   DOLBY LABORATORIES INCORPORATED CLASS A+                                                          1,048,500
     43,600   MARVELL TECHNOLOGY GROUP LIMITED+                                                                   598,192
    145,652   MICROSEMI CORPORATION+                                                                            1,938,628
    262,900   PMC-SIERRA INCORPORATED+                                                                          2,239,908
     64,283   SOLERA HOLDINGS INCORPORATED                                                                      2,071,198
     34,600   THOMAS & BETTS CORPORATION+                                                                       1,183,666
                                                                                                               10,005,704
                                                                                                           --------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 4.97%
     53,700   IHS INCORPORATED+                                                                                 2,779,512
    130,402   RESOURCES CONNECTION INCORPORATED+                                                                2,252,043
     30,400   URS CORPORATION+                                                                                  1,181,344
                                                                                                                6,212,899
                                                                                                           --------------
GENERAL MERCHANDISE STORES: 0.68%
     34,000   BIG LOTS INCORPORATED+                                                                              851,700
                                                                                                           --------------
HEALTH SERVICES: 0.80%
     26,600   HUMANA INCORPORATED+                                                                                999,628
                                                                                                           --------------
HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES: 0.68%
     24,200   BED BATH & BEYOND INCORPORATED+                                                                     852,082
                                                                                                           --------------
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES: 1.02%
     35,100   LAS VEGAS SANDS CORPORATION<<+                                                                      529,659
     25,600   STARWOOD HOTELS & RESORTS WORLDWIDE INCORPORATED+                                                   743,936
                                                                                                                1,273,595
                                                                                                           --------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 5.86%
     26,600   BUCYRUS INTERNATIONAL INCORPORATED CLASS A                                                        1,181,572
     52,400   GAMESTOP CORPORATION CLASS A+                                                                     1,272,796
     56,802   GARDNER DENVER INCORPORATED+                                                                      2,039,760
    155,900   SCIENTIFIC GAMES CORPORATION CLASS A+                                                             2,193,513
     28,900   TIMKEN COMPANY                                                                                      636,667
                                                                                                                7,324,308
                                                                                                           --------------
INSURANCE CARRIERS: 1.53%
     14,400   ALLIED WORLD ASSURANCE HOLDINGS                                                                     644,544
     30,000   THE HANOVER INSURANCE GROUP INCORPORATED                                                          1,262,100
                                                                                                                1,906,644
                                                                                                           --------------
LEGAL SERVICES: 1.82%
     55,728   FTI CONSULTING INCORPORATED+                                                                      2,274,260
                                                                                                           --------------

             Wells Fargo Advantage Small and Mid Cap Stock Funds 55


Portfolio of Investments--October 31, 2009

MID CAP GROWTH FUND

   SHARES     SECURITY NAME                                                                                     VALUE
-----------   ---------------------------------------------------------------                              --------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
OPTICAL GOODS: 2.98%
    193,800   BOSTON SCIENTIFIC CORPORATION+                                                               $    1,573,656
     36,800   DENTSPLY INTERNATIONAL INCORPORATED                                                               1,212,928
     50,400   PERKINELMER INCORPORATED                                                                            937,944
                                                                                                                3,724,528
                                                                                                           --------------
MEDICAL MANAGEMENT SERVICES: 0.86%
     13,500   EXPRESS SCRIPTS INCORPORATED+                                                                     1,078,920
                                                                                                           --------------
MEDICAL PRODUCTS: 2.61%
     26,400   ALLERGAN INCORPORATED                                                                             1,485,000
     19,200   ILLUMINA INCORPORATED+                                                                              616,320
     30,418   INVERNESS MEDICAL INNOVATIONS INCORPORATED<<+                                                     1,156,188
                                                                                                                3,257,508
                                                                                                           --------------
MISCELLANEOUS RETAIL: 0.60%
     33,200   DICK'S SPORTING GOODS INCORPORATED+                                                                 753,308
                                                                                                           --------------
MOTION PICTURES: 3.05%
     42,600   DREAMWORKS ANIMATION SKG INCORPORATED+                                                            1,363,200
    152,602   NATIONAL CINEMEDIA INCORPORATED                                                                   2,441,632
                                                                                                                3,804,832
                                                                                                           --------------
OIL & GAS EXTRACTION: 7.40%
     33,000   CONCHO RESOURCES INCORPORATED+                                                                    1,257,630
     30,000   CONTINENTAL RESOURCES INCORPORATED+                                                               1,116,300
     26,200   NOBLE CORPORATION                                                                                 1,067,388
    109,500   PETROHAWK ENERGY CORPORATION+                                                                     2,575,440
     32,250   RANGE RESOURCES CORPORATION                                                                       1,614,113
     28,657   WHITING PETROLEUM CORPORATION+                                                                    1,616,255
                                                                                                                9,247,126
                                                                                                           --------------
PERSONAL SERVICES: 1.21%
     56,900   WEIGHT WATCHERS INTERNATIONAL INCORPORATED                                                        1,508,419
                                                                                                           --------------
PHARMACEUTICALS: 4.13%
     67,700   FOREST LABORATORIES INCORPORATED+                                                                 1,873,259
    202,400   MYLAN LABORATORIES INCORPORATED<<+                                                                3,286,976
                                                                                                                5,160,235
                                                                                                           --------------
PRIMARY METAL INDUSTRIES: 0.74%
     30,100   ALLEGHENY TECHNOLOGIES INCORPORATED                                                                 928,886
                                                                                                           --------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES: 1.34%
     32,854   VISTAPRINT NV+                                                                                    1,677,197
                                                                                                           --------------
REAL ESTATE: 0.72%
     86,430   CB RICHARD ELLIS GROUP INCORPORATED CLASS A+                                                        894,551
                                                                                                           --------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 2.07%
     35,300   LAZARD LIMITED                                                                                    1,332,575
     53,100   RAYMOND JAMES FINANCIAL INCORPORATED<<                                                            1,253,691
                                                                                                                2,586,266
                                                                                                           --------------
STONE, CLAY, GLASS & CONCRETE PRODUCTS: 0.80%
    31,500O   WENS-ILLINOIS INCORPORATED+                                                                       1,004,220
                                                                                                           --------------

             56 Wells Fargo Advantage Small and Mid Cap Stock Funds


                                      Portfolio of Investments--October 31, 2009

MID CAP GROWTH FUND

   SHARES     SECURITY NAME                                                                                     VALUE
-----------   ---------------------------------------------------------------                              --------------
THEATERS & ENTERTAINMENT: 0.77%
     76,700   REGAL ENTERTAINMENT GROUP CLASS A                                                            $      967,187
                                                                                                           --------------
TRANSPORTATION EQUIPMENT: 3.72%
     56,700   ITT CORPORATION                                                                                   2,874,690
     42,032   POLARIS INDUSTRIES INCORPORATED<<                                                                 1,768,286
                                                                                                                4,642,976
                                                                                                           --------------
TRANSPORTATION SERVICES: 0.56%
     56,500   UTI WORLDWIDE INCORPORATED                                                                          704,552
                                                                                                           --------------
WHOLESALE TRADE-DURABLE GOODS: 0.77%
     55,900   LKQ CORPORATION+                                                                                    965,393
                                                                                                           --------------
TOTAL COMMON STOCKS (COST $122,981,218)                                                                       124,842,348
                                                                                                           --------------

                                                                                  YIELD
                                                                                --------
COLLATERAL FOR SECURITIES LENDING: 5.15%
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 0.90%
    283,225   AIM STIT-LIQUID ASSETS PORTFOLIO(s)                                 0.23%                           283,225
    283,225   BLACKROCK LIQUIDITY FUNDS TEMPFUND PORTFOLIO(s)                     0.17                            283,225
    283,225   DREYFUS CASH MANAGEMENT FUND INSTITUTIONAL(s)                       0.12                            283,225
    283,225   DWS MONEY MARKET SERIES INSTITUTIONAL(s)                            0.21                            283,225
                                                                                                                1,132,900
                                                                                                           --------------

                                                                               INTEREST
 PRINCIPAL                                                                        RATE     MATURITY DATE
-----------                                                                     --------   -------------
COLLATERAL INVESTED IN OTHER ASSETS: 4.25%
  $ 102,991   ABN AMRO BANK NV                                                    0.11       11/02/2009           102,991
     73,381   ANTALIS US FUNDING CORPORATION++(p)                                 0.22       11/18/2009            73,373
     92,177   AUTOBAHN FUNDING COMPANY LLC++(p)                                   0.53       11/09/2009            92,165
    102,991   BANK OF AMERICA REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
              MORTGAGE BACKED SECURITIES (MATURITY VALUE $102,992)+/-             0.08       11/02/2009           102,991
    102,991   BANK OF IRELAND                                                     0.50       11/05/2009           102,991
    180,234   BARCLAY CAPITAL INCORPORATED REPURCHASE AGREEMENT - 102%
              COLLATERALIZED BY MORTGAGE BACKED SECURITIES (MATURITY VALUE
              $180,236)                                                           0.11       11/02/2009           180,234
     25,748   BEETHOVEN FUNDING CORPORATION++(p)                                  0.65       11/04/2009            25,746
     12,874   BEETHOVEN FUNDING CORPORATION++(p)                                  0.70       11/12/2009            12,871
     82,393   BELMONT FUNDING LLC++(p)                                            0.50       11/03/2009            82,389
     61,795   BNP PARIBAS (PARIS)                                                 0.14       11/02/2009            61,795
    102,991   BNP PARIBAS SECURITIES CORPORATION REPURCHASE AGREEMENT - 102%
              COLLATERALIZED BY MORTGAGE BACKED SECURITIES (MATURITY
              VALUE $102,992)+/-                                                  0.08       11/02/2009           102,991
    115,865   BRYANT BANK FUNDING++(p)                                            0.19       11/23/2009           115,851
     20,598   CALCASIEU PARISH LA+/-ss                                            0.40       12/01/2027            20,598
     28,323   CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY+/-ss         0.20       06/01/2028            28,323
     91,770   CHARIOT FUNDING LLC++(p)                                            0.19       11/23/2009            91,759
    273,510   CHEYNE FINANCE LLC+++/-####(a)(i)                                   0.00       02/25/2008             4,513
    210,575   CHEYNE FINANCE LLC+++/-####(a)(i)                                   0.00       05/19/2008             3,474
     13,633   COLORADO HOUSING & FINANCE AUTHORITY+/-ss                           0.35       10/01/2038            13,633
     41,196   COOK COUNTY IL+/-ss                                                 0.40       11/01/2030            41,196
    159,636   DANSKE CORPORATION++                                                0.20       11/05/2009           159,632
     92,692   DENVER CO CITY & COUNTY SCHOOL DISTRICT+/-ss                        0.45       12/15/2037            92,692
     64,369   DEXIA CREDIT LOCAL DE FRANCE SA                                     0.21       11/02/2009            64,369
    118,440   EKSPORTFINANS ASA++                                                 0.19       11/10/2009           118,433
    139,038   ERASMUS CAPITAL CORPORATION++(p)                                    0.23       11/09/2009           139,030
     61,795   FORTIS BANK NV SA                                                   0.18       11/02/2009            61,795
     88,572   GDF SUEZ++                                                          0.18       11/23/2009            88,562
     24,481   GDF SUEZ++                                                          0.20       11/18/2009            24,479

             Wells Fargo Advantage Small and Mid Cap Stock Funds 57


Portfolio of Investments--October 31, 2009

MID CAP GROWTH FUND

                                                                                INTEREST
 PRINCIPAL    SECURITY NAME                                                       RATE     MATURITY DATE        VALUE
-----------   ---------------------------------------------------------------   --------   -------------   --------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$   182,711   GOLDMAN SACHS REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
              MORTGAGE BACKED SECURITIES (MATURITY VALUE $182,712)                0.07%      11/02/2009    $      182,711
    118,440   GOTHAM FUNDING CORPORATION++(p)                                     0.19       11/12/2009           118,432
     61,795   GROUPE BPCE                                                         0.15       11/02/2009            61,795
    956,479   GRYPHON FUNDING LIMITED(a)(i)                                       0.00       08/05/2010           330,942
      8,497   HENRICO COUNTY VA ECONOMIC DEVELOPMENT AUTHORITY+/-ss               0.29       11/01/2042             8,497
     77,243   HOUSTON TX UTILITY SYSTEM+/-ss                                      0.23       05/15/2034            77,243
     25,748   ILLINOIS EDUCATIONAL FACILITIES AUTHORITY REVENUES+/-ss             0.26       07/01/2029            25,748
     10,299   INDIANA MUNICIPAL POWER AGENCY POWER SUPPLY SYSTEM+/-ss             0.28       01/01/2018            10,299
     64,369   ING BANK NV AMSTERDAM                                               0.20       11/02/2009            64,369
    118,440   IRISH LIFE & PERMANENT PLC++                                        0.50       11/18/2009           118,410
    102,991   JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
              MORTGAGE BACKED SECURITIES (MATURITY VALUE $102,992)                0.08       11/02/2009           102,991
     15,449   KANSAS CITY MO SPECIAL OBLIGATION+/-ss                              0.28       04/15/2025            15,449
     23,173   LOUISIANA PUBLIC FACILITIES AUTHORITY+/-ss                          0.19       10/01/2033            23,173
    118,440   MANHATTAN ASSET FUNDING COMPANY++(p)                                0.18       11/03/2009           118,438
    170,193   MASSACHUSETTS HEFA+/-ss                                             0.24       10/01/2034           170,193
     22,143   MISSISSIPPI STATE GO+/-ss                                           0.40       11/01/2028            22,143
     19,568   MONTGOMERY COUNTY TN PUBLIC BUILDING+/-ss                           0.23       02/01/2036            19,568
     38,622   NATEXIS BANQUES POPULAIRES                                          0.20       11/03/2009            38,621
     25,748   NATEXIS BANQUES POPULAIRES                                          0.20       11/10/2009            25,746
     10,299   NEW JERSEY STATE TURNPIKE AUTHORITY+/-ss                            0.40       01/01/2018            10,299
      7,724   NIEUW AMSTERDAM RECEIVABLES CORPORATION++(p)                        0.25       11/10/2009             7,724
     32,751   NORTH DAKOTA HOUSING FINANCE AGENCY+/-ss                            0.29       01/01/2034            32,751
     79,205   REGENCY MARKETS #1 LLC++(p)                                         0.20       11/10/2009            79,201
     59,220   RHEINGOLD SECURITISATION LIMITED++(p)                               0.30       11/10/2009            59,215
     72,094   SAN ANTONIO TX EDUCATION FACILITIES CORPORATION+/-ss                0.16       12/01/2028            72,094
     18,023   SANTANDER US DEBT SA UNIPERSONAL++                                  0.37       11/20/2009            18,025
     12,359   SCALDIS CAPITAL LIMITED++(p)                                        0.26       11/13/2009            12,358
    108,141   SCALDIS CAPITAL LIMITED++(p)                                        0.26       11/19/2009           108,126
    164,786   SOCIETE GENERALE BANNON LLC                                         0.19       11/02/2009           164,786
    164,786   STARBIRD FUNDING CORPORATION++(p)                                   0.20       11/03/2009           164,783
     77,243   SURREY FUNDING CORPORATION++(p)                                     0.20       11/23/2009            77,233
     64,369   TASMAN FUNDING INCORPORATED(p)                                      0.25       11/04/2009            64,368
     51,496   TASMAN FUNDING INCORPORATED(p)                                      0.26       11/04/2009            51,494
    105,319   TULIP FUNDING CORPORATION++(p)                                      0.18       11/10/2009           105,313
     46,346   TULSA COUNTY OK INDUSTRIAL AUTHORITY REVENUE+/-ss                   0.24       07/01/2032            46,346
     20,598   UNICREDIT DELAWARE INCORPORATED++                                   0.25       11/09/2009            20,597
    102,991   UNICREDITO ITALIANO (NEW YORK)                                      0.23       11/27/2009           102,990
     15,449   VERMONT STATE STUDENT ASSISTANCE CORPORATION+/-ss                   0.27       12/15/2040            15,449
  1,223,984   VFNC CORPORATION+++/-(a)(i)                                         0.24       09/30/2010           550,793
                                                                                                                5,307,589
                                                                                                           --------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $6,486,476)                                                       6,440,489
                                                                                                           --------------

   SHARES                                                                         YIELD
-----------                                                                     --------
SHORT-TERM INVESTMENTS: 4.16%
  5,203,345   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++(s)                     0.15                          5,203,345
                                                                                                           --------------
TOTAL SHORT-TERM INVESTMENTS (COST $5,203,345)                                                                  5,203,345
                                                                                                           --------------
TOTAL INVESTMENTS IN SECURITIES
   (COST $134,671,039)*                                                109.21%                             $  136,486,182
OTHER ASSETS AND LIABILITIES, NET                                       (9.21)                                (11,511,665)
                                                                       ------                              --------------
TOTAL NET ASSETS                                                       100.00%                             $  124,974,517
                                                                       ------                              --------------

             58 Wells Fargo Advantage Small and Mid Cap Stock Funds


                                      Portfolio of Investments--October 31, 2009

MID CAP GROWTH FUND

<<   All or a portion of this security is on loan.

+    Non-income earning securities.

(s)  Rate shown is the 1-day annualized yield at period end.

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

+/-  Variable rate investments.

ss These securities are subject to a demand feature which reduces the effective maturity.

#### This security is currently in default with regards to scheduled interest and/or principal payments.

(p)  Asset-backed commercial paper.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

(i)  Illiquid security.

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The Wells Fargo Advantage Money Market Fund does not pay an investment advisory fee.

+++  Security of an affiliate of the fund with a cost of $5,203,345.

* Cost for federal income tax purposes is $137,196,176 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation   $ 12,709,704
Gross unrealized depreciation    (13,419,698)
                                ------------
Net unrealized depreciation     $   (709,994)

The accompanying notes are an integral part of these financial statements.

             Wells Fargo Advantage Small and Mid Cap Stock Funds 59


Portfolio of Investments--October 31, 2009

SMALL CAP GROWTH FUND

   SHARES     SECURITY NAME                                                                                     VALUE
-----------   ---------------------------------------------------------------                              --------------
COMMON STOCKS: 94.86%
BIOPHARMACEUTICALS: 1.28%
    215,200   ACORDA THERAPEUTICS INCORPORATED+                                                            $    4,676,296
    197,200   OSI PHARMACEUTICALS INCORPORATED+                                                                 6,353,784

                                                                                                               11,030,080
                                                                                                           --------------
BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS: 0.45%
    182,558   LUMBER LIQUIDATORS INCORPORATED<<+                                                                3,879,358
                                                                                                           --------------
BUSINESS SERVICES: 19.47%
    238,400   ADMINISTAFF INCORPORATED                                                                          5,917,088
    347,900   CYBERSOURCE CORPORATION<<+                                                                        5,698,602
    279,986   FORRESTER RESEARCH INCORPORATED+                                                                  7,092,045
  1,016,606   GARTNER INCORPORATED+                                                                            18,929,204
  2,649,187   GLOBAL CASH ACCESS INCORPORATED+                                                                 16,769,354
  1,498,978   LAWSON SOFTWARE INCORPORATED+                                                                     9,458,551
  1,068,825   MARCHEX INCORPORATED CLASS B                                                                      4,841,777
  1,798,900   MOVE INCORPORATED+                                                                                3,687,745
  1,423,658   ON ASSIGNMENT INCORPORATED+                                                                       8,598,894
  1,381,649   SAPIENT CORPORATION+                                                                             11,246,623
  2,429,744   SKILLSOFT PLC ADR+                                                                               23,276,948
  1,099,471   SYKES ENTERPRISES INCORPORATED+                                                                  26,101,442
    925,249   SYNCHRONOSS TECHNOLOGIES INCORPORATED+                                                           10,557,091
    346,811   TELETECH HOLDINGS INCORPORATED+                                                                   6,204,449
    441,803   THE KNOT INCORPORATED+                                                                            4,714,038
    827,200   THQ INCORPORATED+                                                                                 4,326,256

                                                                                                              167,420,107
                                                                                                           --------------
CASINO & GAMING: 0.91%
    195,580   WMS INDUSTRIES INCORPORATED+                                                                      7,819,288
                                                                                                           --------------
COMMERCIAL SERVICES: 2.20%
  1,695,362   LIVE NATION INCORPORATED<<+                                                                      11,291,111
    273,959   WRIGHT EXPRESS CORPORATION<<                                                                      7,646,196

                                                                                                               18,937,307
                                                                                                           --------------
COMMUNICATIONS: 5.49%
  1,304,132   CBEYOND INCORPORATED<<+                                                                          17,410,162
    147,900   DG FASTCHANNEL INCORPORATED+                                                                      3,101,463
    366,700   LEAP WIRELESS INTERNATIONAL INCORPORATED+                                                         4,847,774
    755,218   LODGENET ENTERTAINMENT CORPORATION+                                                               3,662,807
  2,314,054   PAETEC HOLDING CORPORATION+                                                                       7,497,535
    982,000   TIVO INCORPORATED+                                                                               10,684,160

                                                                                                               47,203,901
                                                                                                           --------------
DEPOSITORY INSTITUTIONS: 1.68%
    673,700   FIRST COMMONWEALTH FINANCIAL CORPORATION<<                                                        3,536,925
    274,100   MB FINANCIAL INCORPORATED                                                                         4,900,908
    190,041   SIGNATURE BANK+                                                                                   5,997,694

                                                                                                               14,435,527
                                                                                                           --------------
E-COMMERCE/SERVICES: 3.64%
  1,649,965   GSI COMMERCE INCORPORATED<<+                                                                     31,299,836
                                                                                                           --------------

             60 Wells Fargo Advantage Small and Mid Cap Stock Funds


                                      Portfolio of Investments--October 31, 2009

SMALL CAP GROWTH FUND

   SHARES     SECURITY NAME                                                                                     VALUE
-----------   ---------------------------------------------------------------                              --------------
EATING & DRINKING PLACES: 0.77%
    755,940   CKE RESTAURANTS INCORPORATED                                                                 $    6,614,475
                                                                                                           --------------
EDUCATIONAL SERVICES: 2.73%
    595,702   BRIDGEPOINT EDUCATION INCORPORATED<<+                                                             8,447,054
    481,955   GRAND CANYON EDUCATION INCORPORATED+                                                              7,817,310
    451,200   K12 INCORPORATED<<+                                                                               7,237,248

                                                                                                               23,501,612
                                                                                                           --------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
EQUIPMENT: 8.28%
    203,100   ACUITY BRANDS INCORPORATED<<                                                                      6,430,146
    647,197   FAIRCHILD SEMICONDUCTOR INTERNATIONAL INCORPORATED+                                               4,841,034
    329,600   GREATBATCH INCORPORATED+                                                                          6,483,232
  1,157,587   INFORMATION SERVICES GROUP INCORPORATED+                                                          4,167,313
    862,059   MICROSEMI CORPORATION+                                                                           11,474,005
  1,724,750   PMC-SIERRA INCORPORATED+                                                                         14,694,870
    485,451   POLYPORE INTERNATIONAL INCORPORATED+                                                              5,320,543
    410,728   SOLERA HOLDINGS INCORPORATED                                                                     13,233,656
    399,829   UNIVERSAL DISPLAY CORPORATION<<+                                                                  4,542,057

                                                                                                               71,186,856
                                                                                                           --------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 3.94%
    192,400   CORPORATE EXECUTIVE BOARD COMPANY                                                                 4,619,524
    361,842   LUMINEX CORPORATION<<+                                                                            5,326,314
    628,570   NAVIGANT CONSULTING INCORPORATED+                                                                 8,950,837
    865,134   RESOURCES CONNECTION INCORPORATED<<+                                                             14,940,864

                                                                                                               33,837,539
                                                                                                           --------------
ENVIRONMENTAL CONTROL: 0.92%
    499,600   CALGON CARBON CORPORATION+                                                                        7,913,664
                                                                                                           --------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT: 0.72%
  1,380,650   MUELLER WATER PRODUCTS INCORPORATED                                                               6,185,312
                                                                                                           --------------
FINANCIAL INSTITUTIONS: 1.23%
    563,800   DOLLAR FINANCIAL CORPORATION+                                                                    10,582,526
                                                                                                           --------------
FOOD & KINDRED PRODUCTS: 0.33%
    730,002   SENOMYX INCORPORATED+                                                                             2,803,208
                                                                                                           --------------
HEALTH SERVICES: 0.90%
    455,562   INVENTIV HEALTH INCORPORATED+                                                                     7,735,443
                                                                                                           --------------
HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS: 0.47%
    664,683   GREAT LAKES DREDGE & DOCK COMPANY                                                                 4,074,507
                                                                                                           --------------
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES: 0.54%
  1,392,264   GREAT WOLF RESORTS INCORPORATED+                                                                  4,650,162
                                                                                                           --------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 5.07%
    378,384   GARDNER DENVER INCORPORATED+                                                                     13,587,769
    195,500   RIVERBED TECHNOLOGY INCORPORATED+                                                                 4,005,795
  1,066,500   SCIENTIFIC GAMES CORPORATION CLASS A+                                                            15,005,655
    136,200   THE MIDDLEBY CORPORATION+                                                                         6,171,222
    220,500   TIMKEN COMPANY                                                                                    4,857,615

                                                                                                               43,628,056
                                                                                                           --------------

             Wells Fargo Advantage Small and Mid Cap Stock Funds 61


Portfolio of Investments--October 31, 2009

SMALL CAP GROWTH FUND

   SHARES     SECURITY NAME                                                                                     VALUE
-----------   ---------------------------------------------------------------                              --------------
INSURANCE CARRIERS: 2.30%
     91,737   THE NAVIGATORS GROUP INCORPORATED+                                                           $    4,868,483
    606,775   TOWER GROUP INCORPORATED                                                                         14,914,530

                                                                                                               19,783,013
                                                                                                           --------------
LEGAL SERVICES: 0.84%
    177,481   FTI CONSULTING INCORPORATED+                                                                      7,243,000
                                                                                                           --------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
OPTICAL GOODS: 8.98%
    325,324   ALIGN TECHNOLOGY INCORPORATED+                                                                    5,114,093
    272,865   ESTERLINE TECHNOLOGIES CORPORATION+                                                              11,490,345
  1,184,867   EV3 INCORPORATED+                                                                                13,957,733
  1,563,280   IXIA+                                                                                            10,395,812
    336,955   SENORX INCORPORATED+                                                                              1,334,342
    261,967   SIRONA DENTAL SYSTEMS INCORPORATED+                                                               7,049,532
    421,682   SONOSITE INCORPORATED+                                                                           10,453,497
  1,402,956   SPECTRANETICS CORPORATION+                                                                        7,996,849
    199,618   STERIS CORPORATION<<                                                                              5,840,823
    455,926   SYMMETRY MEDICAL INCORPORATED+                                                                    3,633,730

                                                                                                               77,266,756
                                                                                                           --------------
MEDICAL EQUIPMENT & SUPPLIES: 1.31%
    309,800   NUVASIVE INCORPORATED<<+                                                                         11,242,642
                                                                                                           --------------
MEDICAL PRODUCTS: 1.39%
    833,072   VOLCANO CORPORATION+                                                                             11,954,583
                                                                                                           --------------
METAL FABRICATE, HARDWARE: 0.62%
    271,000   CHART INDUSTRIES INCORPORATED+                                                                    5,357,670
                                                                                                           --------------
MISCELLANEOUS MANUFACTURING INDUSTRIES: 0.22%
    241,132   SHUFFLE MASTER INCORPORATED+                                                                      1,883,241
                                                                                                           --------------
MOTION PICTURES: 3.09%
    833,960   CINEMARK HOLDINGS INCORPORATED                                                                    9,665,596
  1,054,126   NATIONAL CINEMEDIA INCORPORATED                                                                  16,866,016

                                                                                                               26,531,612
                                                                                                           --------------
OIL & GAS EXTRACTION: 2.99%
    415,850   BRIGHAM EXPLORATION COMPANY+                                                                      3,950,575
    226,300   CARRIZO OIL & GAS INCORPORATED<<+                                                                 5,245,634
    311,130   GOODRICH PETROLEUM CORPORATION<<+                                                                 7,986,707
    213,400   SWIFT ENERGY COMPANY+                                                                             4,519,812
    318,600   VENOCO INCORPORATED+                                                                              4,014,360

                                                                                                               25,717,088
                                                                                                           --------------
PERSONAL SERVICES: 1.15%
    374,300   WEIGHT WATCHERS INTERNATIONAL INCORPORATED+                                                       9,922,693
                                                                                                           --------------
PHARMACEUTICALS: 1.61%
    503,739   IMPAX LABORATORIES INCORPORATED+                                                                  4,473,202
    351,000   ONYX PHARMACEUTICALS INCORPORATED+                                                                9,336,600

                                                                                                               13,809,802
                                                                                                           --------------

             62 Wells Fargo Advantage Small and Mid Cap Stock Funds


                                      Portfolio of Investments--October 31, 2009

SMALL CAP GROWTH FUND

   SHARES     SECURITY NAME                                                                                     VALUE
-----------   ---------------------------------------------------------------                              --------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES: 3.91%
  1,666,685   INNERWORKINGS INCORPORATED<<+                                                                $    8,583,428
    960,051   SHUTTERFLY INCORPORATED+                                                                         13,536,719
    224,951   VISTAPRINT NV+                                                                                   11,483,749

                                                                                                               33,603,896
                                                                                                           --------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 1.72%
    188,552   EVERCORE PARTNERS INCORPORATED CLASS A                                                            6,154,337
    439,589   GFI GROUP INCORPORATED                                                                            2,263,883
    894,200   MF GLOBAL LIMITED+                                                                                6,366,704

                                                                                                               14,784,924
                                                                                                           --------------
TRANSPORTATION EQUIPMENT: 2.49%
    370,888   BRUNSWICK CORPORATION                                                                             3,516,018
    271,118   POLARIS INDUSTRIES INCORPORATED<<                                                                11,405,934
    177,500   WABTEC CORPORATION                                                                                6,524,900

                                                                                                               21,446,852
                                                                                                           --------------
TRANSPORTATION SERVICES: 1.22%
    346,700   RAILAMERICA INCORPORATED+                                                                         4,080,659
    513,000   UTI WORLDWIDE INCORPORATED                                                                        6,397,111

                                                                                                               10,477,770
                                                                                                           --------------
TOTAL COMMON STOCKS (COST $803,919,704)                                                                       815,764,306
                                                                                                           --------------

                                                                                  YIELD
                                                                                --------
COLLATERAL FOR SECURITIES LENDING: 10.26%
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 1.98%
  4,251,879   AIM STIT-LIQUID ASSETS PORTFOLIO(s)                                 0.23%                         4,251,879
  4,251,879   BLACKROCK LIQUIDITY FUNDS TEMPFUND PORTFOLIO(s)                     0.17                          4,251,879
  4,251,879   DREYFUS CASH MANAGEMENT FUND INSTITUTIONAL(s)                       0.12                          4,251,879
  4,251,879   DWS MONEY MARKET SERIES INSTITUTIONAL(s)                            0.21                          4,251,879

                                                                                                               17,007,516
                                                                                                           --------------


                                                                                INTEREST
 PRINCIPAL                                                                        RATE     MATURITY DATE
-----------                                                                     --------   -------------
COLLATERAL INVESTED IN OTHER ASSETS: 8.28%
$ 1,546,138   ABN AMRO BANK NV                                                    0.11       11/02/2009         1,546,138
  1,101,623   ANTALIS US FUNDING CORPORATION++(p)                                 0.22       11/18/2009         1,101,502
  1,383,793   AUTOBAHN FUNDING COMPANY LLC++(p)                                   0.53       11/09/2009         1,383,610
  1,546,138   BANK OF AMERICA REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
              MORTGAGE BACKED SECURITIES (MATURITY VALUE $1,546,148)              0.08       11/02/2009         1,546,138
  1,546,138   BANK OF IRELAND                                                     0.50       11/05/2009         1,546,138
  2,705,741   BARCLAY CAPITAL INCORPORATED REPURCHASE AGREEMENT - 102%
              COLLATERALIZED BY MORTGAGE BACKED SECURITIES (MATURITY VALUE
              $2,705,766)                                                         0.11       11/02/2009         2,705,741
    386,534   BEETHOVEN FUNDING CORPORATION++(p)                                  0.65       11/04/2009           386,507
    193,267   BEETHOVEN FUNDING CORPORATION++(p)                                  0.70       11/12/2009           193,222
  1,236,910   BELMONT FUNDING LLC++(p)                                            0.50       11/03/2009         1,236,859
    927,683   BNP PARIBAS (PARIS)                                                 0.14       11/02/2009           927,683
  1,546,138   BNP PARIBAS SECURITIES CORPORATION REPURCHASE AGREEMENT - 102%
              COLLATERALIZED BY MORTGAGE BACKED SECURITIES (MATURITY
              VALUE $1,546,138)                                                   0.08       11/02/2009         1,546,138
  1,739,405   BRYANT BANK FUNDING++(p)                                            0.19       11/23/2009         1,739,194
    309,228   CALCASIEU PARISH LA+/-ss                                            0.40       12/01/2027           309,228

             Wells Fargo Advantage Small and Mid Cap Stock Funds 63


Portfolio of Investments--October 31, 2009

SMALL CAP GROWTH FUND

                                                                                INTEREST
 PRINCIPAL    SECURITY NAME                                                       RATE     MATURITY DATE        VALUE
-----------   ---------------------------------------------------------------   --------   -------------   --------------
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$   425,188   CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY+/-ss         0.20%      06/01/2028    $      425,188
  1,377,686   CHARIOT FUNDING LLC++(p)                                            0.19       11/23/2009         1,377,519
  1,518,412   CHEYNE FINANCE LLC+++/-####(a)(i)                                   0.00       02/25/2008            25,054
  1,169,023   CHEYNE FINANCE LLC+++/-####(a)(i)                                   0.00       05/19/2008            19,289
    204,670   COLORADO HOUSING & FINANCE AUTHORITY+/-ss                           0.35       10/01/2038           204,670
    618,455   COOK COUNTY IL+/-ss                                                 0.40       11/01/2030           618,455
  2,396,514   DANSKE CORPORATION++                                                0.20       11/05/2009         2,396,447
  1,391,524   DENVER CO CITY & COUNTY SCHOOL DISTRICT+/-ss                        0.45       12/15/2037         1,391,524
    966,336   DEXIA CREDIT LOCAL DE FRANCE SA                                     0.21       11/02/2009           966,336
  1,778,059   EKSPORTFINANS ASA++                                                 0.19       11/10/2009         1,777,965
  2,087,286   ERASMUS CAPITAL CORPORATION++(p)                                    0.23       11/09/2009         2,087,166
    927,683   FORTIS BANK NV SA                                                   0.18       11/02/2009           927,683
  1,329,679   GDF SUEZ++                                                          0.18       11/23/2009         1,329,526
    367,517   GDF SUEZ++                                                          0.20       11/18/2009           367,480
  2,742,926   GOLDMAN SACHS REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
              MORTGAGE BACKED SECURITIES (MATURITY VALUE $2,742,942)              0.07       11/02/2009         2,742,926
  1,778,059   GOTHAM FUNDING CORPORATION++(p)                                     0.19       11/12/2009         1,777,946
    927,683   GROUPE BPCE                                                         0.15       11/02/2009           927,683
  5,309,968   GRYPHON FUNDING LIMITED(a)(i)                                       0.00       08/05/2010         1,837,249
    127,556   HENRICO COUNTY VA ECONOMIC DEVELOPMENT AUTHORITY+/-ss               0.29       11/01/2042           127,556
  1,159,603   HOUSTON TX UTILITY SYSTEM+/-ss                                      0.23       05/15/2034         1,159,603
    386,534   ILLINOIS EDUCATIONAL FACILITIES AUTHORITY REVENUES+/-ss             0.26       07/01/2029           386,534
    154,614   INDIANA MUNICIPAL POWER AGENCY POWER SUPPLY SYSTEM+/-ss             0.28       01/01/2018           154,614
    966,336   ING BANK NV AMSTERDAM                                               0.20       11/02/2009           966,336
  1,778,059   IRISH LIFE & PERMANENT PLC++                                        0.50       11/18/2009         1,777,614
  1,546,138   JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
              MORTGAGE BACKED SECURITIES (MATURITY VALUE $1,546,148)              0.08       11/02/2009         1,546,138
    231,921   KANSAS CITY MO SPECIAL OBLIGATION+/-ss                              0.28       04/15/2025           231,921
    347,881   LOUISIANA PUBLIC FACILITIES AUTHORITY+/-ss                          0.19       10/01/2033           347,881
  1,778,059   MANHATTAN ASSET FUNDING COMPANY++(p)                                0.18       11/03/2009         1,778,032
  2,554,993   MASSACHUSETTS HEFA+/-ss                                             0.24       10/01/2034         2,554,993
    332,420   MISSISSIPPI STATE GO+/-ss                                           0.40       11/01/2028           332,420
    293,766   MONTGOMERY COUNTY TN PUBLIC BUILDING+/-ss                           0.23       02/01/2036           293,766
    579,802   NATEXIS BANQUES POPULAIRES                                          0.20       11/03/2009           579,792
    386,534   NATEXIS BANQUES POPULAIRES                                          0.20       11/10/2009           386,513
    154,614   NEW JERSEY STATE TURNPIKE AUTHORITY+/-ss                            0.40       01/01/2018           154,614
    115,960   NIEUW AMSTERDAM RECEIVABLES CORPORATION++(p)                        0.25       11/10/2009           115,952
    491,672   NORTH DAKOTA HOUSING FINANCE AGENCY+/-ss                            0.29       01/01/2034           491,672
  1,189,057   REGENCY MARKETS #1 LLC++(p)                                         0.20       11/10/2009         1,188,991
    889,029   RHEINGOLD SECURITISATION LIMITED++(p)                               0.30       11/10/2009           888,955
  1,082,296   SAN ANTONIO TX EDUCATION FACILITIES CORPORATION+/-ss                0.16       12/01/2028         1,082,296
    270,574   SANTANDER US DEBT SA UNIPERSONAL++                                  0.37       11/20/2009           270,592
    185,537   SCALDIS CAPITAL LIMITED++(p)                                        0.26       11/13/2009           185,519
  1,623,445   SCALDIS CAPITAL LIMITED++(p)                                        0.26       11/19/2009         1,623,222
  2,473,821   SOCIETE GENERALE BANNON LLC                                         0.19       11/02/2009         2,473,821
  2,473,821   STARBIRD FUNDING CORPORATION++(p)                                   0.20       11/03/2009         2,473,779
  1,159,603   SURREY FUNDING CORPORATION++(p)                                     0.20       11/23/2009         1,159,455
    966,336   TASMAN FUNDING INCORPORATED(p)                                      0.25       11/04/2009           966,309
    773,069   TASMAN FUNDING INCORPORATED(p)                                      0.26       11/04/2009           773,047
  1,581,081   TULIP FUNDING CORPORATION++(p)                                      0.18       11/10/2009         1,581,001
    695,762   TULSA COUNTY OK INDUSTRIAL AUTHORITY REVENUE+/-ss                   0.24       07/01/2032           695,762
    309,228   UNICREDIT DELAWARE INCORPORATED++                                   0.25       11/09/2009           309,208

             64 Wells Fargo Advantage Small and Mid Cap Stock Funds


                                      Portfolio of Investments--October 31, 2009

SMALL CAP GROWTH FUND

                                                                                INTEREST
 PRINCIPAL    SECURITY NAME                                                       RATE     MATURITY DATE        VALUE
-----------   ---------------------------------------------------------------   --------   -------------   --------------
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$ 1,546,138   UNICREDITO ITALIANO (NEW YORK)                                      0.23%      11/27/2009    $    1,546,142
    231,921   VERMONT STATE STUDENT ASSISTANCE CORPORATION+/-ss                   0.27       12/15/2040           231,920
  6,795,046   VFNC CORPORATION+++/-(a)(i)                                         0.24       09/30/2010         3,057,771

                                                                                                               71,261,945
                                                                                                           --------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $88,524,763)                                                     88,269,461
                                                                                                           --------------

   SHARES                                                                         YIELD
-----------                                                                     --------
SHORT-TERM INVESTMENTS: 5.72%
 49,208,108   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++(s)                     0.15                         49,208,108
                                                                                                           --------------
TOTAL SHORT-TERM INVESTMENTS (COST $49,208,108)                                                                49,208,108
                                                                                                           --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $941,652,575)*                                                   110.84%                             $  953,241,875
OTHER ASSETS AND LIABILITIES, NET                                      (10.84)                                (93,205,881)
                                                                       ------                              --------------
TOTAL NET ASSETS                                                       100.00%                             $  860,035,994
                                                                       ------                              --------------

----------
<<   All or a portion of this security is on loan.

+    Non-income earning securities.

(s)  Rate shown is the 1-day annualized yield at period end.

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

+/-  Variable rate investments.

(p)  Asset-backed commercial paper.

ss These securities are subject to a demand feature which reduces the effective maturity.

#### This security is currently in default with regards to scheduled interest and/or principal payments.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

(i)  Illiquid security.

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The Wells Fargo Advantage Money Market Fund does not pay an investment advisory fee.

+++  Short-term security of an affiliate of the Fund with a cost of $49,208,108.

* Cost for federal income tax purposes is $971,331,087 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation    $ 75,293,804
Gross unrealized depreciation     (93,383,016)
                                 ------------
Net unrealized depreciation      $(18,089,212)

The accompanying notes are an integral part of these financial statements.

             Wells Fargo Advantage Small and Mid Cap Stock Funds 65


Portfolio of Investments--October 31, 2009

SMALL CAP OPPORTUNITIES FUND

   SHARES     SECURITY NAME                                                                                     VALUE
-----------   ---------------------------------------------------------------                              --------------
COMMON STOCKS: 89.10%
APPAREL & ACCESSORY STORES: 0.75%
    145,600   CHILDREN'S PLACE RETAIL STORES INCORPORATED+                                                 $    4,579,120
                                                                                                           --------------
AUTOMOTIVE REPAIR, SERVICES & PARKING: 0.73%
    253,900   STANDARD PARKING CORPORATION+                                                                     4,468,640
                                                                                                           --------------
BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS: 0.43%
    149,800   TUTOR PRINI CORPORATION+                                                                          2,643,970
                                                                                                           --------------
BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS: 0.73%
    452,800   CENTRAL GARDEN & PET COMPANY+                                                                     4,491,776
                                                                                                           --------------
BUSINESS SERVICES: 15.15%
    245,900   ARBITRON INCORPORATED                                                                             5,331,112
    508,500   ARIBA INCORPORATED+                                                                               6,010,470
    299,500   ASPEN TECHNOLOGY INCORPORATED+                                                                    3,144,750
     70,100   CAPELLA EDUCATION COMPANY+                                                                        4,829,890
    210,100   COMMVAULT SYSTEMS INCORPORATED+                                                                   4,138,970
    186,100   COMSCORE INCORPORATED+                                                                            2,852,913
    135,400   DIGITAL RIVER INCORPORATED+                                                                       3,091,182
     93,700   F5 NETWORKS INCORPORATED+                                                                         4,206,193
    500,100   GARTNER INCORPORATED+                                                                             9,311,862
    329,000   HEALTHCARE SERVICES GROUP                                                                         6,497,750
    113,700   HMS HOLDINGS CORPORATION+                                                                         4,881,141
    280,900   INFORMATICA CORPORATION+                                                                          5,963,507
    467,400   INTERNAP NETWORK SERVICES+                                                                        1,495,680
    126,900   LAMAR ADVERTISING COMPANY CLASS A+                                                                3,083,670
     71,800   MANHATTAN ASSOCIATES INCORPORATED+                                                                1,647,810
    360,900   NETSCOUT SYSTEMS INCORPORATED<<+                                                                  4,435,461
    543,100   PARAMETRIC TECHNOLOGY CORPORATION+                                                                8,097,621
    200,400   RENT-A-CENTER INCORPORATED+                                                                       3,679,344
    522,300   SONICWALL INCORPORATED+                                                                           4,147,062
    366,400   WEBSENSE INCORPORATED+                                                                            5,884,384

                                                                                                               92,730,772
                                                                                                           --------------
CASINO & GAMING: 0.44%
    318,500   PINNACLE ENTERTAINMENT INCORPORATED+                                                              2,691,325
                                                                                                           --------------
CHEMICALS & ALLIED PRODUCTS: 3.91%
    306,400   CABOT CORPORATION                                                                                 6,719,352
    354,800   INSPIRE PHARMACEUTICALS INCORPORATED+                                                             1,585,956
    259,200   NBTY INCORPORATED+                                                                                9,437,472
    220,300   OLIN CORPORATION                                                                                  3,363,981
     75,500   PERRIGO COMPANY                                                                                   2,807,845

                                                                                                               23,914,606
                                                                                                           --------------
COMMERCIAL SERVICES: 1.40%
    404,600   GEO GROUP INCORPORATED+                                                                           8,557,290
                                                                                                           --------------
COMMUNICATIONS: 1.40%
     33,200   ABOVENET INCORPORATED+                                                                            1,606,880
    472,200   CLEAR CHANNEL OUTDOOR HOLDINGS INCORPORATED+                                                      3,220,404
    219,300   SYNIVERSE HOLDINGS INCORPORATED+                                                                  3,756,609

                                                                                                                8,583,893
                                                                                                           --------------

             66 Wells Fargo Advantage Small and Mid Cap Stock Funds


                                      Portfolio of Investments--October 31, 2009

SMALL CAP OPPORTUNITIES FUND

   SHARES     SECURITY NAME                                                                                     VALUE
-----------   ---------------------------------------------------------------                              --------------
DEPOSITORY INSTITUTIONS: 3.83%
     97,200   BANK OF HAWAII CORPORATION                                                                   $    4,315,680
     71,800   BERKSHIRE HILLS BANCORP INCORPORATED                                                              1,475,490
    475,700   BROOKLINE BANCORP INCORPORATED                                                                    4,657,103
    338,610   CVB FINANCIAL CORPORATION<<                                                                       2,712,266
    128,100   EURONET WORLDWIDE INCORPORATED+                                                                   3,029,565
    253,900   NATIONAL PENN BANCSHARES INCORPORATED                                                             1,426,918
    122,500   WESTAMERICA BANCORPORATION<<                                                                      5,855,500

                                                                                                               23,472,522
                                                                                                           --------------
ELECTRIC, GAS & SANITARY SERVICES: 9.46%
     83,300   CLEAN HARBORS INCORPORATED+                                                                       4,702,285
    258,200   CLECO CORPORATION                                                                                 6,390,450
  1,553,100   GTO RESOURCES+                                                                                    4,808,359
    242,700   IESI-BFC LIMITED                                                                                  3,118,695
    215,400   NORTHWESTERN CORPORATION                                                                          5,201,910
    237,400   PIKE ELECTRIC CORPORATION+                                                                        2,979,370
    249,700   PORTLAND GENERAL ELECTRIC COMPANY                                                                 4,641,923
    117,300   UIL HOLDINGS CORPORATION                                                                          3,012,264
    168,500   UNISOURCE ENERGY CORPORATION                                                                      4,866,280
    578,650   WASTE CONNECTIONS INCORPORATED+                                                                  18,186,970

                                                                                                               57,908,506
                                                                                                           --------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
EQUIPMENT: 4.17%
    831,400   ANADIGICS INCORPORATED+                                                                           2,668,794
    759,800   ATMEL CORPORATION+                                                                                2,826,456
    405,200   HARMONIC INCORPORATED+                                                                            2,127,300
    250,300   PMC-SIERRA INCORPORATED+                                                                          2,132,556
    124,100   QLOGIC CORPORATION+                                                                               2,176,714
      6,700   SEMTECH CORPORATION+                                                                                103,649
    228,229   SHAWCOR LIMITED CLASS A                                                                           5,939,586
    153,300   STANDARD MICROSYSTEMS CORPORATION+                                                                2,952,558
    256,500   TRIQUINT SEMICONDUCTOR INCORPORATED+                                                              1,389,461
     76,700   VISHAY INTERTECHNOLOGY INCORPORATED+                                                                477,841
    195,400   VOLTERRA SEMICONDUCTOR CORPORATION+                                                               2,706,290

                                                                                                               25,501,205
                                                                                                           --------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 2.12%
    421,000   GENPACT LIMITED+                                                                                  5,014,110
    563,400   LEXICON GENETICS INCORPORATED+                                                                      738,054
    194,700   LUMINEX CORPORATION<<+                                                                            2,865,984
    201,900   SEATTLE GENETICS INCORPORATED+                                                                    1,833,252
     58,600   WATSON WYATT & COMPANY HOLDINGS                                                                   2,553,788

                                                                                                               13,005,188
                                                                                                           --------------
ENVIRONMENTAL CONTROL: 0.61%
    236,600   CALGON CARBON CORPORATION+                                                                        3,747,744
                                                                                                           --------------
FINANCIAL SERVICES: 0.64%
   358,300O   CWEN FINANCIAL CORPORATION+                                                                       3,916,219
                                                                                                           --------------
FOOD & KINDRED PRODUCTS: 2.97%
     83,300   BOSTON BEER COMPANY INCORPORATED+                                                                 3,165,400
     85,700   DIAMOND FOODS INCORPORATED                                                                        2,583,855
    229,800   SANDERSON FARMS INCORPORATED                                                                      8,408,382
    167,400   UNITED NATURAL FOODS INCORPORATED+                                                                4,036,014

                                                                                                               18,193,651
                                                                                                           --------------

             Wells Fargo Advantage Small and Mid Cap Stock Funds 67


Portfolio of Investments--October 31, 2009

SMALL CAP OPPORTUNITIES FUND

   SHARES     SECURITY NAME                                                                                     VALUE
-----------   ---------------------------------------------------------------                              --------------
HEALTH SERVICES: 3.43%
    150,600   AMEDISYS INCORPORATED<<+                                                                     $    5,992,374
     56,300   ATHENAHEALTH INCORPORATED<<+                                                                      2,117,443
    119,300   EMERGENCY MEDICAL SERVICES CORPORATION+                                                           5,728,786
    471,000   HEALTH MANAGEMENT ASSOCIATION INCORPORATED CLASS A+                                               2,873,100
    472,800   SUN HEALTHCARE GROUP INCORPORATED+                                                                4,293,024
                                                                                                               21,004,727
                                                                                                           --------------
HOLDING & OTHER INVESTMENT OFFICES: 2.09%
     50,800   DIGITAL REALITY TRUST INCORPORATED<<                                                              2,292,604
    188,200   HILLTOP HOLDINGS INCORPORATED+                                                                    2,228,288
    325,800   INVESTORS REAL ESTATE TRUST<<                                                                     2,726,946
    148,600   NATIONAL RETAIL PROPERTIES INCORPORATED<<                                                         2,879,868
    190,000   REDWOOD TRUST INCORPORATED<<                                                                      2,648,600
                                                                                                               12,776,306
                                                                                                           --------------
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES: 0.62%
    142,100   HOME INNS & HOTELS MANAGEMENT ADR+                                                                3,777,018
                                                                                                           --------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 3.94%
    149,800   ENPRO INDUSTRIES INCORPORATED+                                                                    3,382,484
    204,400   IDEX CORPORATION                                                                                  5,811,092
    207,900   INTERMEC INCORPORATED+                                                                            2,561,328
     91,200   SCANSOURCE INCORPORATED+                                                                          2,315,568
    715,600   SCIENTIFIC GAMES CORPORATION CLASS A+                                                            10,068,492
                                                                                                               24,138,964
                                                                                                           --------------
INSURANCE CARRIERS: 4.63%
    176,900   AMERIGROUP CORPORATION+                                                                           3,900,645
    235,047   ARGO GROUP INTERNATIONAL HOLDINGS LIMITED+                                                        7,982,196
    145,700   CENTENE CORPORATION+                                                                              2,597,831
    300,700   REINSURANCE GROUP OF AMERICA INCORPORATED                                                        13,862,270
                                                                                                               28,342,942
                                                                                                           --------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL
& OPTICAL GOODS: 5.42%
    265,900   BRUKER BIOSCIENCES CORPORATION+                                                                   2,882,356
    149,200   CEPHEID INCORPORATED+                                                                             1,979,884
    213,500   COOPER COMPANIES INCORPORATED<<                                                                   5,980,135
     98,500   FEI COMPANY<<+                                                                                    2,345,285
     89,800   HAEMONETICS CORPORATION+                                                                          4,624,700
     92,900   MASIMO CORPORATION+                                                                               2,468,353
    237,300   ROFIN-SINAR TECHNOLOGIES INCORPORATED+                                                            5,090,085
     51,800   STERIS CORPORATION                                                                                1,515,668
     64,200   TECHNE CORPORATION                                                                                4,013,142
    290,100   VIVUS INCORPORATED<<+                                                                             2,291,790
                                                                                                               33,191,398
                                                                                                           --------------
MEDICAL EQUIPMENT & SUPPLIES: 1.78%
    540,400   PSS WORLD MEDICAL INCORPORATED+                                                                  10,926,888
                                                                                                           --------------
MEDICAL PRODUCTS: 0.19%
     83,100   VOLCANO CORPORATION+                                                                              1,192,485
                                                                                                           --------------
METAL MINING: 0.95%
    155,700   PAN AMERICAN SILVER CORPORATION+                                                                  3,257,244
     57,400   ROYAL GOLD INCORPORATED                                                                           2,535,358
                                                                                                                5,792,602
                                                                                                           --------------

             68 Wells Fargo Advantage Small and Mid Cap Stock Funds


                                      Portfolio of Investments--October 31, 2009

SMALL CAP OPPORTUNITIES FUND

   SHARES     SECURITY NAME                                                                                     VALUE
-----------   ---------------------------------------------------------------                              --------------
MISCELLANEOUS MANUFACTURING INDUSTRIES: 0.22%
    174,500   SHUFFLE MASTER INCORPORATED+                                                                 $    1,362,845
                                                                                                           --------------
OIL & GAS EXTRACTION: 4.28%
    102,800   COMSTOCK RESOURCES INCORPORATED+                                                                  4,224,052
    216,700   GOODRICH PETROLEUM CORPORATION<<+                                                                 5,562,689
    308,000   KEY ENERGY SERVICES INCORPORATED+                                                                 2,251,480
    347,300   ST. MARY LAND & EXPLORATION COMPANY                                                              11,842,930
    106,300   SUPERIOR ENERGY SERVICES INCORPORATED+                                                            2,297,143

                                                                                                               26,178,294
                                                                                                           --------------
PAPER & ALLIED PRODUCTS: 1.28%
    225,400   SONOCO PRODUCTS COMPANY                                                                           6,029,450
    207,000   WAUSAU PAPER CORPORATION                                                                          1,815,390

                                                                                                                7,844,840
                                                                                                           --------------
PHARMACEUTICALS: 0.31%
     70,900   ONYX PHARMACEUTICALS INCORPORATED+                                                                1,885,940
                                                                                                           --------------
RAILROAD TRANSPORTATION: 0.48%
    120,400   KANSAS CITY SOUTHERN+                                                                             2,917,292
                                                                                                           --------------
REAL ESTATE: 0.23%
    402,500   CHIMERA INVESTMENT CORPORATION                                                                    1,404,725
                                                                                                           --------------
REAL ESTATE INVESTMENT TRUSTS (REITS): 1.06%
    146,011   HEALTH CARE REIT INCORPORATED                                                                     6,478,508
                                                                                                           --------------
RETAIL, TRADE & SERVICES: 0.54%
    144,000   MEN'S WEARHOUSE INCORPORATED                                                                      3,336,480
                                                                                                           --------------
RUBBER & MISCELLANEOUS PLASTICS PRODUCTS: 0.96%
    148,200   WEST PHARMACEUTICAL SERVICES INCORPORATED                                                         5,849,454
                                                                                                           --------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 1.72%
    190,800   INVESTMENT TECHNOLOGY GROUP INCORPORATED+                                                         4,115,556
    169,100   LAZARD LIMITED                                                                                    6,383,525

                                                                                                               10,499,081
                                                                                                           --------------
STONE, CLAY, GLASS & CONCRETE PRODUCTS: 0.25%
    114,400   APOGEE ENTERPRISES INCORPORATED                                                                   1,514,656
                                                                                                           --------------
TRANSPORTATION BY AIR: 0.23%
     53,000   ATLAS AIR WORLDWIDE HOLDINGS INCORPORATED+                                                        1,393,370
                                                                                                           --------------
TRANSPORTATION EQUIPMENT: 1.51%
    132,000   ATC TECHNOLOGY CORPORATION+                                                                       2,758,800
     63,500   HEICO CORPORATION                                                                                 2,414,905
    156,200   THOR INDUSTRIES INCORPORATED                                                                      4,095,564

                                                                                                                9,269,269
                                                                                                           --------------
TRANSPORTATION SERVICES: 0.89%
    426,900   AMBASSADORS GROUP INCORPORATED                                                                    5,425,899
                                                                                                           --------------
WHOLESALE TRADE NON-DURABLE GOODS: 1.10%
    232,100   NASH FINCH COMPANY                                                                                6,726,258
                                                                                                           --------------

             Wells Fargo Advantage Small and Mid Cap Stock Funds 69


Portfolio of Investments--October 31, 2009

SMALL CAP OPPORTUNITIES FUND

   SHARES     SECURITY NAME                                                                                     VALUE
-----------   ---------------------------------------------------------------                              --------------
WHOLESALE TRADE-DURABLE GOODS: 2.25%
    136,300   BORGWARNER INCORPORATED                                                                      $    4,132,616
    483,100   LKQ CORPORATION+                                                                                  8,343,137
     58,700   OMNICARE INCORPORATED                                                                             1,272,028

                                                                                                               13,747,781
                                                                                                           --------------
TOTAL COMMON STOCKS (COST $497,223,736)                                                                       545,384,449
                                                                                                           --------------
INVESTMENT COMPANIES: 0.96%
    104,500   ISHARES RUssELL 2000 INDEX FUND<<                                                                 5,888,575
TOTAL INVESTMENT COMPANIES (COST $6,060,267)                                                                    5,888,575
                                                                                                           --------------
                                                                                  YIELD
                                                                                --------
COLLATERAL FOR SECURITIES LENDING: 6.48%
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 1.22%
  1,868,873   AIM STIT-LIQUID AssETS PORTFOLIO(s)                                 0.23%                         1,868,873
  1,868,873   BLACKROCK LIQUIDITY FUNDSTEMPFUND PORTFOLIO(s)                      0.17                          1,868,873
  1,868,873   DREYFUS CASH MANAGEMENT FUND INSTITUTIONAL(s)                       0.12                          1,868,873
  1,868,873   DWS MONEY MARKET SERIES INSTITUTIONAL(s)                            0.21                          1,868,873

                                                                                                                7,475,492
                                                                                                           --------------

                                                                                INTEREST
 PRINCIPAL                                                                        RATE     MATURITY DATE
-----------                                                                     --------   -------------
COLLATERAL INVESTED IN OTHER AssETS: 5.26%
$   679,590   ABN AMRO BANK NV                                                    0.11       11/02/2009           679,590
    484,208   ANTALIS US FUNDING CORPORATION++(p)                                 0.22       11/18/2009           484,155
    608,233   AUTOBAHN FUNDING COMPANY LLC++(p)                                   0.53       11/09/2009           608,153
    679,590   BANK OF AMERICA REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
              MORTGAGE BACKED SECURITIES (MATURIY VALUE $679,595)                 0.08       11/02/2009           679,590
    679,590   BANK OF IRELAND                                                     0.50       11/05/2009           679,590
  1,189,283   BARCLAY CAPITAL INCORPORATED REPURCHASE AGREEMENT - 102%
              COLLATERALIZED BY MORTGAGE BACKED SECURITIES (MATURITY VALUE
              $1,189,294)                                                         0.11       11/02/2009         1,189,283
    169,898   BEETHOVEN FUNDING CORPORATION++(p)                                  0.65       11/04/2009           169,885
     84,949   BEETHOVEN FUNDING CORPORATION++(p)                                  0.70       11/12/2009            84,929
    543,672   BELMONT FUNDING LLC++(p)                                            0.50       11/03/2009           543,650
    407,754   BNP PARIBAS (PARIS)                                                 0.14       11/02/2009           407,754
    679,590   BNP PARIBAS SECURITIES CORPORATION REPURCHASE
              AGREEMENT - 102% COLLATERALIZED BY MORTGAGE BACKED SECURITIES
              (MATURITY VALUE $679,595)                                           0.08       11/02/2009           679,590
    764,539   BRYANT BANK FUNDING++(p)                                            0.19       11/23/2009           764,446
    135,918   CALCASIEU PARISH LA+/-ss                                            0.40       12/01/2027           135,918
    186,887   CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY+/-ss         0.20       06/01/2028           186,887
    605,549   CHARIOT FUNDING LLC++(p)                                            0.19       11/23/2009           605,475
    931,864   CHEYNE FINANCE LLC+++/-####(a)(i)                                   0.00       02/25/2008            15,376
    717,440   CHEYNE FINANCE LLC+++/-####(a)(i)                                   0.00       05/19/2008            11,838
     89,961   COLORADO HOUSING & FINANCE AUTHORITY+/-ss                           0.35       10/01/2038            89,961
    271,836   COOK COUNTY IL+/-ss                                                 0.40       11/01/2030           271,836
  1,053,365   DANSKE CORPORATION++                                                0.20       11/05/2009         1,053,336
    611,631   DENVER CO CITY & COUNTY SCHOOL DISTRICT+/-ss                        0.45       12/15/2037           611,631
    424,744   DEXIA CREDIT LOCAL DE FRANCE SA                                     0.21       11/02/2009           424,744
    781,529   EKSPORTFINANS ASA++                                                 0.19       11/10/2009           781,488
    917,447   ERASMUS CAPITAL CORPORATION++(p)                                    0.23       11/09/2009           917,394
    407,754   FORTIS BANK NV SA                                                   0.18       11/02/2009           407,754
    584,448   GDF SUEZ++                                                          0.18       11/23/2009           584,380
    161,539   GDF SUEZ++                                                          0.20       11/18/2009           161,522
  1,205,627   GOLDMAN SACHS REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
              MORTGAGE BACKED SECURITIES (MATURITY VALUE $1,205,634)              0.07       11/02/2009         1,205,627

             70 Wells Fargo Advantage Small and Mid Cap Stock Funds


                                      Portfolio of Investments--October 31, 2009

SMALL CAP OPPORTUNITIES FUND

                                                                                INTEREST     MATURITY
   SHARES     SECURITY NAME                                                       RATE         DATE            VALUE
-----------   ---------------------------------------------------------------   --------   ------------    --------------
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$   781,529   GOTHAM FUNDING CORPORATION++(p)                                     0.19%      11/12/2009    $      781,479
    407,754   GROUPE BPCE                                                         0.15       11/02/2009           407,754
  3,258,778   GRYPHON FUNDING LIMITED(a)(i)                                       0.00       08/05/2010         1,127,537
     56,066   HENRICO COUNTY VA ECONOMIC DEVELOPMENT AUTHORITY+/-ss               0.29       11/01/2042            56,066
    509,693   HOUSTON TX UTILITY SYSTEM+/-ss                                      0.23       05/15/2034           509,693
    169,898   ILLINOIS EDUCATIONAL FACILITIES AUTHORITY REVENUES+/-ss             0.26       07/01/2029           169,898
     67,959   INDIANA MUNICIPAL POWER AGENCY POWER SUPPLY SYSTEM+/-ss             0.28       01/01/2018            67,959
    424,744   ING BANK NV AMSTERDAM                                               0.20       11/02/2009           424,744
    781,529   IRISH LIFE & PERMANENT PLC++                                        0.50       11/18/2009           781,333
    679,590   JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
              MORTGAGE BACKED SECURITIES (MATURITY VALUE $ 679,595)               0.08       11/02/2009           679,590
    101,939   KANSAS CITY MO SPECIAL OBLIGATION+/-ss                              0.28       04/15/2025           101,939
    152,908   LOUISIANA PUBLIC FACILITIES AUTHORITY+/-ss                          0.19       10/01/2033           152,908
    781,529   MANHATTAN ASSET FUNDING COMPANY++(p)                                0.18       11/03/2009           781,517
  1,123,023   MASSACHUSETTS HEFA+/-ss                                             0.24       10/01/2034         1,123,023
    146,112   MISSISSIPPI STATE GO+/-ss                                           0.40       11/01/2028           146,112
    129,122   MONTGOMERY COUNTY TN PUBLIC BUILDING+/-ss                           0.23       02/01/2036           129,122
    254,846   NATEXIS BANQUES POPULAIRES                                          0.20       11/03/2009           254,842
    169,898   NATEXIS BANQUES POPULAIRES                                          0.20       11/10/2009           169,888
     67,959   NEW JERSEY STATE TURNPIKE AUTHORITY+/-ss                            0.40       01/01/2018            67,959
     50,969   NIEUW AMSTERDAM RECEIVABLES CORPORATION++(p)                        0.25       11/10/2009            50,966
    216,110   NORTH DAKOTA HOUSING FINANCE AGENCY+/-ss                            0.29       01/01/2034           216,110
    522,639   REGENCY MARKETS #1 LLC++(p)                                         0.20       11/10/2009           522,610
    390,764   RHEINGOLD SECURITISATION LIMITED++(p)                               0.30       11/10/2009           390,732
    475,713   SAN ANTONIO TX EDUCATION FACILITIES CORPORATION+/-ss                0.16       12/01/2028           475,713
    118,928   SANTANDER US DEBT SA UNIPERSONAL++                                  0.37       11/20/2009           118,936
     81,551   SCALDIS CAPITAL LIMITED++(p)                                        0.26       11/13/2009            81,543
    713,570   SCALDIS CAPITAL LIMITED++(p)                                        0.26       11/19/2009           713,472
  1,087,344   SOCIETE GENERALE BANNON LLC                                         0.19       11/02/2009         1,087,344
  1,087,344   STARBIRD FUNDING CORPORATION++(p)                                   0.20       11/03/2009         1,087,326
    509,693   SURREY FUNDING CORPORATION++(p)                                     0.20       11/23/2009           509,628
    424,744   TASMAN FUNDING INCORPORATED(p)                                      0.25       11/04/2009           424,732
    339,795   TASMAN FUNDING INCORPORATED(p)                                      0.26       11/04/2009           339,785
    694,949   TULIP FUNDING CORPORATION++(p)                                      0.18       11/10/2009           694,914
    305,816   TULSA COUNTY OK INDUSTRIAL AUTHORITY REVENUE+/-ss                   0.24       07/01/2032           305,816
    135,918   UNICREDIT DELAWARE INCORPORATED++                                   0.25       11/09/2009           135,910
    679,590   UNICREDITO ITALIANO (NEW YORK)                                      0.23       11/27/2009           679,595
    101,939   VERMONT STATE STUDENT ASSISTANCE CORPORATION+/-ss                   0.27       12/15/2040           101,939
  4,170,185   VFNC CORPORATION+++/-(a)(i)                                         0.24       09/30/2010         1,876,583

                                                                                                               32,182,799
                                                                                                           --------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $39,814,972)                                                     39,658,291
                                                                                                           --------------

   SHARES                                                                         YIELD
-----------                                                                      -------
SHORT-TERM INVESTMENTS: 10.69%
 65,433,535   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++(s)                     0.15                         65,433,535
                                                                                                           --------------
TOTAL SHORT-TERM INVESTMENTS (COST $65,433,535)                                                                65,433,535
                                                                                                           --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $608,532,510)*                                                   107.23%                             $  656,364,850
OTHER ASSETS AND LIABILITIES, NET                                       (7.23)                                (44,255,116)
                                                                      -------                              --------------
TOTAL NET ASSETS                                                       100.00%                             $  612,109,734
                                                                      -------                              --------------

             Wells Fargo Advantage Small and Mid Cap Stock Funds 71


Portfolio of Investments--October 31, 2009

SMALL CAP OPPORTUNITIES FUND

<<   All or a portion of this security is on loan.

+    Non-income earning securities.

(s)  Rate shown is the 1-day annualized yield at period end.

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

+/-  Variable rate investments.

ss These securities are subject to a demand feature which reduces the effective maturity.

#### This security is currently in default with regards to scheduled interest and/or principal payments.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

(p)  Asset-backed commercial paper.

(i)  Illiquid security.

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The fund does not pay an investment advisory fee for such investments.

+++  Short-term security of an affiliate of the Fund with a cost of $65,433,535.

* Cost for federal income tax purposes is $616,460,302 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation    $ 80,310,405
Gross unrealized depreciation     (40,405,857)
                                 ------------
Net unrealized appreciation      $ 39,904,548

The accompanying notes are an integral part of these financial statements.

             72 Wells Fargo Advantage Small and Mid Cap Stock Funds


                                      Portfolio of Investments--October 31, 2009

SMALL CAP VALUE FUND

   SHARES     SECURITY NAME                                                                                     VALUE
-----------   ---------------------------------------------------------------                              --------------
COMMON STOCKS: 94.23%
APPAREL & ACCESSORY STORES: 1.30%
  2,049,335   COLLECTIVE BRANDS INCORPORATED+                                                              $   38,015,164
                                                                                                           --------------
BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS: 0.21%
     91,200   CAVCO INDUSTRIES INCORPORATED+                                                                    2,772,480
  1,554,109   PALM HARBOR HOMES INCORPORATED+**                                                                 3,434,581
                                                                                                                6,207,061
                                                                                                           --------------
BUSINESS SERVICES: 5.53%
12,761,400    3COM CORPORATION+                                                                                65,593,596
 1,888,200    ABM INDUSTRIES INCORPORATED                                                                      35,460,396
   683,700    COGNEX CORPORATION                                                                               11,000,733
   719,300    ENTERPRISE ACQUISITION CORPORATION+                                                               6,898,087
   774,000    HEALTHCARE SERVICES GROUP                                                                        15,286,500
 2,171,800    HILL INTERNATIONAL INCORPORATED+**                                                               14,594,496
   482,400    KFORCE INCORPORATED+                                                                              5,658,552
   189,500    MEDIDATA SOLUTIONS INCORPORATED+                                                                  2,994,100
   156,200    VERISK ANALYTICS INCORPORATED CLASS A+                                                            4,284,566
                                                                                                              161,771,026
                                                                                                           --------------
CHEMICALS & ALLIED PRODUCTS: 2.20%
  1,232,300   CALGON CARBON CORPORATION+                                                                       19,519,632
    255,500   LIFE TECHNOLOGIES CORPORATION+#                                                                  12,051,939
  4,843,814   ORASURE TECHNOLOGIES INCORPORATED+**                                                             15,790,834
  2,508,200   PRESTIGE BRANDS HOLDINGS INCORPORATED+**                                                         16,955,432
                                                                                                               64,317,837
                                                                                                           --------------
COMMUNICATIONS: 1.05%
  1,509,600   CHINA GRENTECH CORPORATION LIMITED ADR+                                                           6,053,496
  7,522,600   CINCINNATI BELL INCORPORATED+                                                                    23,169,608
 13,530,170   CITADEL BROADCASTING CORPORATION**+                                                               1,528,909
                                                                                                               30,752,013
                                                                                                           --------------
CONSTRUCTION SPECIAL TRADE CONTRACTORS: 2.01%
  2,993,600   CHICAGO BRIDGE & IRON COMPANY NV#                                                                56,309,616
    263,560   MATRIX SERVICE COMPANY+                                                                           2,337,777
                                                                                                               58,647,393
                                                                                                           --------------
DEPOSITORY INSTITUTIONS: 3.37%
  1,235,500   BANCORP INCORPORATED+                                                                             6,301,050
    881,600   CENTERSTATE BANKS INCORPORATED                                                                    6,638,448
    513,700   CITY NATIONAL CORPORATION#                                                                       19,351,079
  1,125,017   FIRST HORIZON NATIONAL CORPORATION#+                                                             13,308,951
    594,250   FIRST NIAGARA FINANCIAL GROUP INCORPORATED                                                        7,630,170
    269,600   IBERIABANK CORPORATION                                                                           11,676,376
    299,500   SVB FINANCIAL GROUP#+                                                                            12,354,375
    857,050   WESTERN LIBERTY BANCORP+**                                                                        6,899,253
  1,781,600   WHITNEY HOLDING CORPORATION                                                                      14,306,248
                                                                                                               98,465,950
                                                                                                           --------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
EQUIPMENT: 2.94%
  1,884,800   GRAFTECH INTERNATIONAL LIMITED+#                                                                 25,444,800
  1,633,200   HARMONIC INCORPORATED+                                                                            8,574,300
 12,357,200   MRV COMMUNICATIONS INCORPORATED+**                                                                9,144,328

             Wells Fargo Advantage Small and Mid Cap Stock Funds 73


Portfolio of Investments--October 31, 2009

SMALL CAP VALUE FUND

   SHARES     SECURITY NAME                                                                                     VALUE
-----------   ---------------------------------------------------------------                              --------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
EQUIPMENT (CONTINUED)
  1,522,400   OSI SYSTEMS INCORPORATED+**                                                                  $   29,884,712
  4,277,396   POWER-ONE INCORPORATED+                                                                          11,762,839
    796,400   POWERWAVE TECHNOLOGIES+                                                                             995,500
                                                                                                               85,806,479
                                                                                                           --------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 0.82%
    241,600   GEN-PROBE INCORPORATED+                                                                          10,079,552
    603,875   INFINITY PHARMACEUTICALS INCORPORATED+                                                            3,369,623
  1,770,900   SYMYX TECHNOLOGIES INCORPORATED+**#                                                              10,395,183
                                                                                                               23,844,358
                                                                                                           --------------
FOOD & KINDRED PRODUCTS: 1.49%
  4,033,700   DEL MONTE FOODS COMPANY#                                                                         43,563,960
                                                                                                           --------------
HEALTH CARE, PHARMACEUTICALS: 0.10%
    169,600   VITAMIN SHOPPE INCORPORATED+                                                                      2,979,872
                                                                                                           --------------
HEALTH SERVICES: 3.47%
    394,000   AMEDISYS INCORPORATED+#                                                                          15,677,260
    314,800   COMMUNITY HEALTH SYSTEMS INCORPORATED+#                                                           9,846,944
  2,276,066   CROSS COUNTRY HEALTHCARE INCORPORATED+**#                                                        18,800,305
  1,263,000   GENTIVA HEALTH SERVICES INCORPORATED+                                                            30,312,000
    559,100   HEALTHWAYS INCORPORATED+                                                                          8,990,328
  1,396,500   MDS INCORPORATED+                                                                                11,130,105
    318,700   PSYCHIATRIC SOLUTIONS INCORPORATED#+                                                              6,577,968
                                                                                                              101,334,910
                                                                                                           --------------
HOLDING & OTHER INVESTMENT OFFICES: 8.43%
  3,599,700   ANNALY CAPITAL MANAGEMENT INCORPORATED#                                                          60,870,927
  3,791,700   ANWORTH MORTGAGE ASSET CORPORATION                                                               27,034,821
  4,101,700   CAPSTEAD MORTGAGE CORPORATION**                                                                  53,978,372
  1,884,400   HILLTOP HOLDINGS INCORPORATED+                                                                   22,311,296
  5,579,700   MFA MORTGAGE INVESTMENTS INCORPORATED                                                            41,401,374
    458,600   NBH HOLDINGS CORPORATION+(a)                                                                      9,172,000
    738,150   REDWOOD TRUST INCORPORATED                                                                       10,289,811
    386,100   SILVER STANDARD RESOURCES INCORPORATED+                                                           7,173,738
    814,900   SUN COMMUNITIES INCORPORATED                                                                     14,211,856
                                                                                                              246,444,195
                                                                                                           --------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 2.86%
  2,922,000   CRAY INCORPORATED+**                                                                             21,798,120
  3,387,400   INTERMEC INCORPORATED+**                                                                         41,732,768
    155,000   SIMPLETECH INCORPORATED+                                                                          3,304,600
    330,300   SMITH INTERNATIONAL INCORPORATED#                                                                 9,159,219
  1,649,100   VOYAGER LEARNING COMPANY+**                                                                       7,585,860
                                                                                                               83,580,567
                                                                                                           --------------
INSURANCE AGENTS, BROKERS & SERVICE: 0.31%
    770,000   ONEBEACON INSURANCE GROUP LIMITED                                                                 9,178,400
                                                                                                           --------------
INSURANCE CARRIERS: 2.83%
  1,489,500   ARGO GROUP INTERNATIONAL HOLDINGS LIMITED+                                                       50,583,420
    636,500   MERCURY GENERAL CORPORATION                                                                      23,206,790
    630,200   NYMAGIC INCORPORATED**                                                                            9,005,558
                                                                                                               82,795,768
                                                                                                           --------------

             74 Wells Fargo Advantage Small and Mid Cap Stock Funds


                                      Portfolio of Investments--October 31, 2009

SMALL CAP VALUE FUND

   SHARES     SECURITY NAME                                                                                     VALUE
-----------   ---------------------------------------------------------------                              --------------
JUSTICE, PUBLIC ORDER & SAFETY: 1.93%
  2,668,100   GEO GROUP INCORPORATED+**                                                                    $   56,430,315
                                                                                                           --------------
LUMBER & WOOD PRODUCTS, EXCEPT FURNITURE: 0.31%
    516,555   SKYLINE CORPORATION**                                                                             9,034,547
                                                                                                           --------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
OPTICAL GOODS: 2.68%
  1,039,200   COHERENT INCORPORATED+                                                                           26,115,096
    749,600   HOLOGIC INCORPORATED+                                                                            11,079,088
  7,479,600   ION GEOPHYSICAL CORPORATION+**                                                                   28,646,868
  2,822,286   LTX-CREDENCE CORPORATION+                                                                         3,781,863
  1,074,500   SYMMETRY MEDICAL INCORPORATED+                                                                    8,563,765

                                                                                                               78,186,680
                                                                                                           --------------
MEDICAL EQUIPMENT & SUPPLIES: 0.22%
    154,400   VARIAN MEDICAL SYSTEMS INCORPORATED+                                                              6,327,312
                                                                                                           --------------
METAL MINING: 10.07%
    626,700   AGNICO-EAGLE MINES LIMITED#                                                                      33,547,251
  2,674,200   ELDORADO GOLD CORPORATION+#                                                                      29,496,426
  2,582,500   PETAQUILLA MINERALS LIMITED+                                                                        646,142
  2,727,500   RANDGOLD RESOURCES LIMITED ADR#                                                                 181,951,525
    759,100   ROYAL GOLD INCORPORATED                                                                          33,529,447
  1,425,900   YAMANA GOLD INCORPORATED#                                                                        15,185,835

                                                                                                              294,356,626
                                                                                                           --------------
MISCELLANEOUS MANUFACTURING INDUSTRIES: 0.58%
  2,796,000   ACCO BRANDS CORPORATION+**                                                                       16,943,760
                                                                                                           --------------
MOTION PICTURES: 0.63%
    378,400   DISCOVERY COMMUNICATIONS INCORPORATED CLASS A+#                                                   9,089,168
    340,300   DISCOVERY COMMUNICATIONS INCORPORATED CLASS C+#                                                   9,358,250

                                                                                                               18,447,418
                                                                                                           --------------
MOTOR FREIGHT TRANSPORTATION & WAREHOUSING: 0.51%
    947,000   COVENANT TRANSPORT INCORPORATED CLASS A+**                                                       4,772,880
  2,802,903   YRC WORLDWIDE INCORPORATED#+                                                                    10,230,596

                                                                                                              15,003,476
                                                                                                           --------------
OIL & GAS EXTRACTION: 18.37%
  1,358,400   BOOTS & COOTS INTERNATIONAL CONTROL INCORPORATED+                                                 1,888,176
  1,255,200   FOREST OIL CORPORATION#+                                                                         24,601,920
  7,360,700   GLOBAL INDUSTRIES LIMITED+**#                                                                    53,659,503
  1,156,100   HELIX ENERGY SOLUTIONS GROUP INCORPORATED+                                                       15,873,253
  1,071,200   HELMERICH & PAYNE INCORPORATED#                                                                  40,727,024
  1,150,800   HERCULES OFFSHORE INCORPORATED+                                                                   5,903,604
  3,247,900   KEY ENERGY SERVICES INCORPORATED+                                                                23,742,149
    634,900   MARINER ENERGY INCORPORATED+#                                                                     8,088,626
  6,378,000   MCMORAN EXPLORATION COMPANY+**#                                                                  49,046,820
    582,500   NEWFIELD EXPLORATION COMPANY+#                                                                   23,894,150
  8,037,900   NEWPARK RESOURCES INCORPORATED+**                                                                24,194,079
    254,000   NOBLE ENERGY INCORPORATED                                                                        16,670,020
    768,400   OCEANEERING INTERNATIONAL INCORPORATED+#                                                         39,265,240
  1,664,000   PARKER DRILLING COMPANY+                                                                          8,652,800
    994,000   PETROHAWK ENERGY CORPORATION+#                                                                   23,378,880
  1,329,000   PETROQUEST ENERGY INCORPORATED+                                                                   8,146,770
    295,600   PIONEER NATURAL RESOURCES COMPANY#                                                               12,152,116

             Wells Fargo Advantage Small and Mid Cap Stock Funds 75


Portfolio of Investments--October 31, 2009

SMALL CAP VALUE FUND

   SHARES     SECURITY NAME                                                                                     VALUE
-----------   ---------------------------------------------------------------                              --------------
OIL & GAS EXTRACTION (CONTINUED)
    579,100   PRIDE INTERNATIONAL INCORPORATED+#                                                           $   17,118,196
  1,965,600   RANGE RESOURCES CORPORATION#                                                                     98,378,280
     39,273   SEAHAWK DRILLING INCORPORATED+                                                                    1,060,371
    116,900   SWIFT ENERGY COMPANY+#                                                                            2,475,942
    136,800   TRANSOCEAN LIMITED#+                                                                             11,478,888
  1,798,100   VANTAGE DRILLING COMPANY+                                                                         2,966,865
  1,797,600   WILLBROS GROUP INCORPORATED+#                                                                    23,620,464

                                                                                                              536,984,136
                                                                                                           --------------
PAPER & ALLIED PRODUCTS: 0.52%
  1,740,000   WAUSAU PAPER CORPORATION                                                                         15,259,800
                                                                                                           --------------
PETROLEUM REFINING & RELATED INDUSTRIES: 7.17%
  4,239,685   INTEROIL CORPORATION+**#                                                                        193,244,842
  2,152,300   TRILOGY ENERGY TRUST                                                                             16,390,141
                                                                                                              209,634,983
                                                                                                           --------------
PRIMARY METAL INDUSTRIES: 2.46%
  1,053,700   CARPENTER TECHNOLOGY CORPORATION                                                                 22,159,311
  2,562,700   STEEL DYNAMICS INCORPORATED                                                                      34,314,553
    306,600   UNITED STATES STEEL CORPORATION#                                                                 10,574,634
     98,365   WEBCO INDUSTRIES INCORPORATED+**                                                                  4,721,496
                                                                                                               71,769,994
                                                                                                           --------------
REAL ESTATE: 4.94%
 27,763,299   CHIMERA INVESTMENT CORPORATION                                                                   96,893,914
  1,150,500   HATTERAS FINANCIAL CORPORATION                                                                   32,329,050
    764,300   INVESCO MORTGAGE CAPITAL**                                                                       15,240,142
                                                                                                              144,463,106
                                                                                                           --------------
REAL ESTATE INVESTMENT TRUST (REIT): 0.15%
   316,300C   REXUS INVESTMENT CORPORATION+                                                                     4,485,134
                                                                                                           --------------
RUBBER & MISCELLANEOUS PLASTICS PRODUCTS: 0.47%
  7,822,750   INTERTAPE POLYMER GROUP INCORPORATED**+                                                          13,611,585
                                                                                                           --------------
STONE, CLAY, GLASS & CONCRETE PRODUCTS: 0.16%
  2,888,611   US CONCRETE INCORPORATED+**                                                                       4,650,664
                                                                                                           --------------
TECHNOLOGY: 0.21%
  1,194,400   ASCENT SOLAR TECHNOLOGIES INCORPORATED+                                                           6,031,720
                                                                                                           --------------
TRANSPORTATION BY AIR: 3.93%
    957,700   ALASKA AIR GROUP INCORPORATED#+                                                                  24,632,044
  4,352,400   DELTA AIR LINES INCORPORATED+#                                                                   31,076,136
    988,000   LAN AIRLINES SA ADR                                                                              13,249,080
    126,088   PHI INCORPORATED+                                                                                 2,282,193
    849,051   PHI INCORPORATED (NON-VOTING)**+                                                                 14,586,696
  4,448,500   UAL CORPORATION#+                                                                                28,959,735

                                                                                                              114,785,884
                                                                                                           --------------
TOTAL COMMON STOCKS (COST $2,599,642,186)                                                                   2,754,112,093
                                                                                                           --------------
INVESTMENT COMPANIES: 1.65%
    661,800   KBW REGIONAL BANKING ETF#                                                                        13,454,394
    828,000   MARKET VECTORS GOLD MINERS ETF#                                                                  34,916,758

TOTAL INVESTMENT COMPANIES (COST $42,510,198)                                                                  48,371,152
                                                                                                           --------------

             76 Wells Fargo Advantage Small and Mid Cap Stock Funds


                                      Portfolio of Investments--October 31, 2009

SMALL CAP VALUE FUND

   SHARES     SECURITY NAME                                                       YIELD                         VALUE
-----------   ---------------------------------------------------------------   --------                   --------------
SHORT-TERM INVESTMENTS: 4.71%
137,728,777   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++(s)                     0.15%                    $  137,728,777
                                                                                                           --------------
TOTAL SHORT-TERM INVESTMENTS (COST $137,728,777)                                                              137,728,777
                                                                                                           --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $2,779,881,161)*                                                 100.59%                             $2,940,212,022
OTHER ASSETS AND LIABILITIES, NET                                       (0.59)                                (17,344,012)
                                                                       ------                              --------------
TOTAL NET ASSETS                                                       100.00%                             $2,922,868,010
                                                                       ------                              --------------

                                                                                 STRIKE      EXPIRATION
 CONTRACTS                                                                        PRICE         DATE
-----------                                                                     --------   -------------
WRITTEN OPTIONS: (0.24%)
   (15,000)   AGNICO EAGLE MINES LIMITED CALL+                                   $80.00      01/16/2010            (6,750)
   (30,000)   AGNICO EAGLE MINES LIMITED CALL+                                    85.00      01/16/2010            (9,000)
   (30,000)   AGNICO EAGLE MINES LIMITED CALL+                                    90.00      01/16/2010            (6,000)
   (50,000)   ALASKA AIR GROUP INCORPORATED CALL+                                 25.00      01/16/2010          (150,000)
   (30,000)   ALASKA AIR GROUP INCORPORATED CALL+                                 30.00      11/21/2009            (4,500)
   (20,000)   AMEDISYS INCORPORATED CALL+                                         45.00      12/19/2009           (27,000)
   (36,400)   ANNALY CAPITAL MANAGEMENT INCORPORATED CALL+                        17.50      01/16/2010           (20,020)
   (37,000)   CHICAGO BRIDGE & IRON COMPANY CALL+                                 17.50      01/16/2010           (96,200)
   (10,000)   CHICAGO BRIDGE & IRON COMPANY CALL+                                 20.00      11/21/2009            (6,000)
   (20,000)   CHICAGO BRIDGE & IRON COMPANY CALL+                                 22.50      11/21/2009            (3,000)
   (15,000)   CITY NATIONAL CORPORATION CALL+                                     40.00      02/20/2010           (32,549)
   (30,000)   CITY NATIONAL CORPORATION CALL+                                     40.00      11/21/2009           (19,500)
   (20,000)   CITY NATIONAL CORPORATION PUT+                                      40.00      11/21/2009           (58,000)
   (10,000)   COGNEX CORPORATION CALL+                                            15.00      11/21/2009           (11,000)
   (90,000)   COMMUNITY HEALTH SYSTEMS INCORPORATED CALL+                         35.00      12/19/2009           (49,500)
   (40,000)   COMMUNITY HEALTH SYSTEMS INCORPORATED CALL+                         40.00      01/16/2010           (14,000)
   (20,000)   CROSS COUNTRY HEALTHCARE INCORPORATED CALL+                         10.00      12/19/2009            (1,000)
   (50,000)   DEL MONTE FOODS COMPANY CALL+                                       12.50      12/19/2009            (2,500)
   (70,000)   DELTA AIR LINES INCORPORATED CALL+                                  10.00      12/19/2009            (3,500)
   (45,000)   DELTA AIR LINES INCORPORATED CALL+                                   9.00      12/19/2009            (9,000)
   (50,000)   DELTA AIR LINES INCORPORATED CALL+                                  10.00      01/16/2010            (5,000)
   (40,000)   DELTA AIR LINES INCORPORATED CALL+                                   9.00      01/16/2010           (12,000)
   (70,000)   DISCOVERY COMMUNICATIONS INCORPORATED CALL+                         25.00      01/16/2010          (224,000)
  (160,000)   ELDORADO GOLD CORPORATION CALL+                                     12.50      01/16/2010          (120,000)
   (65,000)   FIRST HORIZON NATIONAL CORPORATION CALL+                            12.50      11/21/2009           (16,250)
   (75,000)   FOREST OIL CORPORATION CALL+                                        20.00      01/16/2010          (154,500)
   (40,000)   GENTIVA HEALTH SERVICES INCORPORATED CALL+                          25.00      02/20/2010           (80,000)
  (110,000)   GENTIVA HEALTH SERVICES INCORPORATED CALL+                          22.50      11/21/2009          (209,000)
   (10,000)   GENTIVA HEALTH SERVICES INCORPORATED CALL+                          25.00      11/21/2009            (7,000)
   (20,000)   GLOBAL INDUSTRIES INCORPORATED CALL+                                10.00      01/16/2010            (2,000)
   (30,000)   GLOBAL INDUSTRIES INCORPORATED CALL+                                12.50      01/16/2010            (1,500)
   (20,000)   GRAFTECH INTERNATIONAL LIMITED CALL+                                17.50      01/16/2010            (7,000)
  (120,000)   HELMERICH & PAYNE INCORPORATED CALL+                                45.00      01/16/2010          (132,000)
    (5,000)   HELMERICH & PAYNE INCORPORATED CALL+                                45.00      11/21/2009            (1,250)
  (120,000)   INTEROIL CORPORATION CALL+                                          50.00      12/19/2009          (576,000)
   (50,000)   INTEROIL CORPORATION CALL+                                          55.00      12/19/2009          (160,000)
   (40,000)   INTEROIL CORPORATION CALL+                                          60.00      12/19/2009           (84,000)
   (10,000)   INTEROIL CORPORATION CALL+                                          65.00      12/19/2009           (14,500)
   (45,000)   INTEROIL CORPORATION CALL+                                          70.00      12/19/2009           (36,000)
   (10,000)   INTEROIL CORPORATION CALL+                                          75.00      12/19/2009            (6,000)
   (20,000)   INTEROIL CORPORATION CALL+                                          55.00      01/16/2010           (92,000)
   (40,000)   INTEROIL CORPORATION CALL+                                          60.00      01/16/2010          (136,000)
   (70,000)   INTEROIL CORPORATION CALL+                                          65.00      01/16/2010          (168,000)
   (10,000)   INTEROIL CORPORATION CALL+                                          70.00      01/16/2010           (19,000)

             Wells Fargo Advantage Small and Mid Cap Stock Funds 77


Portfolio of Investments--October 31, 2009

SMALL CAP VALUE FUND

                                                                                 STRIKE      EXPIRATION
 CONTRACTS    SECURITY NAME                                                       PRICE         DATE            VALUE
-----------   ---------------------------------------------------------------   --------   -------------   --------------
WRITTEN OPTIONS (CONTINUED)
   (10,000)   INTEROIL CORPORATION CALL+                                         $80.00      01/16/2010    $       (9,500)
   (10,000)   INTEROIL CORPORATION CALL+                                          55.00      11/21/2009           (13,000)
   (20,000)   LIFE TECHNOLOGIES CORPORATION CALL+                                 45.00      12/19/2009           (68,000)
   (50,000)   LIFE TECHNOLOGIES CORPORATION CALL+                                 50.00      12/19/2009           (55,000)
   (32,500)   LIFE TECHNOLOGIES CORPORATION CALL+                                 40.00      01/16/2010          (259,675)
   (20,000)   LIFE TECHNOLOGIES CORPORATION CALL+                                 45.00      01/16/2010           (82,000)
   (33,000)   LIFE TECHNOLOGIES CORPORATION CALL+                                 50.00      01/16/2010           (51,150)
   (20,000)   LIFE TECHNOLOGIES CORPORATION CALL+                                 40.00      11/21/2009          (144,000)
   (30,000)   LIFE TECHNOLOGIES CORPORATION CALL+                                 45.00      11/21/2009           (88,500)
   (50,000)   LIFE TECHNOLOGIES CORPORATION CALL+                                 50.00      11/21/2009           (25,000)
    (9,500)   MARINER ENERGY INCORPORATED CALL+                                   15.00      12/19/2009            (3,800)
   (20,000)   MARINER ENERGY INCORPORATED CALL+                                   15.00      11/21/2009            (5,000)
   (40,000)   MARKET VECTORS GOLD MINERS ETF CALL+                                47.00      12/19/2009           (60,000)
   (70,000)   MARKET VECTORS GOLD MINERS ETF CALL+                                50.00      01/16/2010          (105,000)
   (20,000)   MARKET VECTORS GOLD MINERS ETF CALL+                                54.00      01/16/2010           (13,000)
   (40,000)   MARKET VECTORS GOLD MINERS ETF CALL+                                55.00      01/16/2010           (30,000)
  (700,000)   MCMORAN EXPLORATION COMPANY CALL+                                   10.00      12/19/2009          (210,000)
  (100,000)   MCMORAN EXPLORATION COMPANY CALL+                                   10.00      11/21/2009           (15,000)
   (50,000)   NEWFIELD EXPLORATION COMPANY CALL+                                  45.00      12/19/2009           (62,000)
   (20,000)   NEWFIELD EXPLORATION COMPANY CALL+                                  50.00      12/19/2009            (8,000)
   (30,000)   OCEANEERING INTERNATIONAL INCORPORATED CALL+                        55.00      01/16/2010           (70,500)
   (72,500)   OCEANEERING INTERNATIONAL INCORPORATED CALL+                        60.00      01/16/2010           (97,875)
   (20,000)   OCEANEERING INTERNATIONAL INCORPORATED CALL+                        65.00      01/16/2010           (10,000)
   (20,000)   OCEANEERING INTERNATIONAL INCORPORATED CALL+                        70.00      01/16/2010            (3,000)
   (10,000)   OCEANEERING INTERNATIONAL INCORPORATED CALL+                        60.00      11/21/2009            (1,500)
   (15,000)   OCEANEERING INTERNATIONAL INCORPORATED CALL+                        65.00      11/21/2009            (1,500)
   (40,000)   PETROHAWK ENERGY CORPORATION CALL+                                  27.00      12/19/2009           (28,000)
   (20,000)   PETROHAWK ENERGY CORPORATION CALL+                                  29.00      11/21/2009            (1,000)
   (40,000)   PIONEER NATURAL RESOURCES COMPANY CALL+                             35.00      12/19/2009          (284,000)
   (20,000)   PIONEER NATURAL RESOURCES COMPANY CALL+                             45.00      12/19/2009           (37,000)
   (20,000)   PIONEER NATURAL RESOURCES COMPANY CALL+                             45.00      11/21/2009           (17,000)
   (30,000)   PRIDE INTERNATIONAL INCORPORATED CALL+                              35.00      01/16/2010           (22,500)
   (20,000)   PRIDE INTERNATIONAL INCORPORATED CALL+                              30.00      11/21/2009           (24,200)
   (40,000)   PSYCHIATRIC SOLUTIONS INCORPORATED CALL+                            30.00      12/19/2009            (4,000)
   (10,000)   PSYCHIATRIC SOLUTIONS INCORPORATED CALL+                            30.00      01/16/2010            (1,000)
   (70,000)   RANDGOLD RESOURCES LIMITED ADR CALL+                                75.00      12/19/2009          (157,500)
   (20,000)   RANDGOLD RESOURCES LIMITED ADR CALL+                                80.00      01/16/2010           (42,000)
   (20,000)   RANDGOLD RESOURCES LIMITED ADR CALL+                                70.00      11/21/2009           (44,000)
   (60,000)   RANDGOLD RESOURCES LIMITED ADR CALL+                                80.00      12/19/2009           (78,000)
   (60,000)   RANDGOLD RESOURCES LIMITED ADR CALL+                                85.00      12/19/2009           (30,000)
   (50,000)   RANDGOLD RESOURCES LIMITED ADR CALL+                                90.00      12/19/2009           (15,000)
   (10,000)   RANDGOLD RESOURCES LIMITED ADR CALL+                                85.00      01/16/2010           (12,000)
   (40,000)   RANDGOLD RESOURCES LIMITED ADR CALL+                                90.00      01/16/2010           (22,000)
   (40,000)   RANDGOLD RESOURCES LIMITED ADR CALL+                                95.00      01/16/2010           (16,000)
   (20,000)   RANDGOLD RESOURCES LIMITED ADR CALL+                                80.00      11/21/2009            (6,000)
   (70,000)   RANGE RESOURCES CORPORATION CALL+                                   60.00      01/16/2010           (77,000)
   (10,000)   SMITH INTERNATIONAL INCORPORATED CALL+                              33.00      01/16/2010            (8,000)
   (30,000)   SMITH INTERNATIONAL INCORPORATED CALL+                              30.00      11/21/2009           (19,500)
   (90,000)   SPDR KBW REGIONAL BANKING ETF CALL+                                 22.50      12/19/2009           (36,000)
   (40,000)   SPDR KBW REGIONAL BANKING ETF CALL+                                 25.00      12/19/2009            (2,000)
    (5,000)   STEC INCORPORATED CALL+                                             30.00      02/20/2010            (5,250)
    (5,000)   STEC INCORPORATED CALL+                                             31.00      02/20/2010            (4,550)
    (5,000)   STEC INCORPORATED CALL+                                             32.00      02/20/2010            (4,100)
   (10,000)   STEC INCORPORATED CALL+                                             21.00      11/21/2009           (22,000)
   (45,000)   STEC INCORPORATED CALL+                                             22.50      11/21/2009           (67,500)
   (15,000)   STEC INCORPORATED CALL+                                             24.00      11/21/2009           (16,500)

             78 Wells Fargo Advantage Small and Mid Cap Stock Funds


                                      Portfolio of Investments--October 31, 2009

SMALL CAP VALUE FUND

                                                                                 STRIKE      EXPIRATION
 CONTRACTS    SECURITY NAME                                                       PRICE         DATE            VALUE
-----------   ---------------------------------------------------------------   --------   -------------   --------------
WRITTEN OPTIONS (CONTINUED)
   (25,000)   STEC INCORPORATED CALL+                                            $25.00      11/21/2009    $      (21,250)
   (10,000)   STEC INCORPORATED PUT+                                              25.00      11/21/2009           (43,000)
   (30,000)   STEC INCORPORATED CALL+                                             26.00      11/21/2009           (19,500)
   (15,000)   STEC INCORPORATED CALL+                                             27.00      11/21/2009            (7,500)
   (28,000)   SVB FINANCIAL GROUP CALL+                                           40.00      01/16/2010           (98,000)
   (35,300)   SVB FINANCIAL GROUP CALL+                                           45.00      01/16/2010           (70,600)
   (39,000)   SVB FINANCIAL GROUP CALL+                                           35.00      11/21/2009          (245,700)
  (197,200)   SVB FINANCIAL GROUP CALL+                                           40.00      11/21/2009          (453,560)
   (30,000)   SWIFT ENERGY COMPANY CALL+                                          25.00      02/20/2010           (43,500)
   (50,000)   SWIFT ENERGY COMPANY CALL+                                          25.00      11/21/2009           (15,000)
   (10,000)   SYMYX TECHNOLOGIES INCORPORATED CALL+                                7.50      01/16/2010              (500)
   (10,000)   TRANSOCEAN LIMITED CALL+                                            85.00      11/21/2009           (32,000)
   (10,000)   TRANSOCEAN LIMITED CALL+                                            90.00      11/21/2009           (14,500)
   (50,000)   UAL CORPORATION CALL+                                                7.00      12/19/2009           (30,000)
   (60,000)   UAL CORPORATION CALL+                                                8.00      12/19/2009           (18,000)
   (60,000)   UAL CORPORATION PUT+                                                 7.00      11/21/2009           (51,000)
   (20,000)   UNITED STATES STEEL CORPORATION CALL+                               41.00      12/19/2009           (16,000)
   (30,000)   UNITED STATES STEEL CORPORATION CALL+                               39.00      11/21/2009           (15,000)
   (60,000)   WILLBROS GROUP INCORPORATED CALL+                                   15.00      12/19/2009           (21,000)
   (30,000)   YAMANA GOLD INCORPORATED CALL+                                      14.00      01/16/2010            (7,500)
   (50,000)   YRC WORLDWIDE INCORPORATED CALL+                                     4.00      01/16/2010           (40,000)
  (150,000)   YRC WORLDWIDE INCORPORATED CALL+                                     5.00      01/16/2010           (82,500)
  (202,000)   YRC WORLDWIDE INCORPORATED CALL+                                     6.00      01/16/2010           (70,700)
  (263,800)   YRC WORLDWIDE INCORPORATED CALL+                                     4.00      11/21/2009          (105,520)
  (150,000)   YRC WORLDWIDE INCORPORATED PUT+                                      4.00      11/21/2009          (120,000)
  (320,000)   YRC WORLDWIDE INCORPORATED CALL+                                     5.00      11/21/2009           (48,000)
   (50,000)   YRC WORLDWIDE INCORPORATED CALL+                                     5.00      11/21/2009           (80,000)
TOTAL WRITTEN OPTIONS (PREMIUMS RECEIVED $(10,624,261))                                                        (7,157,449)
                                                                                                           --------------

----------
+    Non-income earning securities.

** Represents an affiliate of the Fund under section 2(a)(2) and 2(a)(3) of the Investment Company Act of 1940, as Fund holds 5% or more of the issuer's outstanding voting shares.

# All or a portion of this security is segregated as collateral for derivative investments.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

(s)  Rate shown is the 1-day annualized yield at period end.

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The Wells Fargo Advantage Money Market Fund does not pay an investment advisory fee.

+++ Short-term security of an affiliate of the Fund with a cost of $137,728,777.

* Cost for federal income tax purposes is $2,805,156,447 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation    $ 678,557,116
Gross unrealized depreciation     (543,501,541)
                                 -------------
Net unrealized appreciation      $ 135,055,575

The accompanying notes are an integral part of these financial statements.

                                          This page is intentionally left blank.

             80 Wells Fargo Advantage Small and Mid Cap Stock Funds


                          Statements of Assets and Liabilities--October 31, 2009

                                                                                          C&B Mid        Common
                                                                                         Cap Value        Stock
                                                                                           Fund           Fund
                                                                                       -------------   ------------
ASSETS
   Investments
      In securities, at value (including securities on loan) .......................   $ 235,658,338   $766,805,364
      Collateral received for securities loaned ....................................       6,215,701     38,916,139
      In affiliates ................................................................       2,618,428     33,790,576
                                                                                       -------------   ------------
   Total investments at value (see cost below) .....................................     244,492,467    839,512,079
                                                                                       -------------   ------------
   Cash ............................................................................               0              0
   Receivable for Fund shares issued ...............................................         246,092        386,066
   Foreign currency, at value ......................................................               0              0
   Receivable for investments sold .................................................         425,409      7,741,973
   Receivable for dividends ........................................................          20,173        317,516
   Receivable for securities lending income ........................................             363          7,350
   Prepaid expenses and other assets ...............................................               0              0
                                                                                       -------------   ------------
Total assets .......................................................................     245,184,504    847,964,984
                                                                                       -------------   ------------
LIABILITIES
   Foreign taxes payable ...........................................................               0              0
   Options written, at value .......................................................               0              0
   Payable for Fund shares redeemed ................................................         196,608      1,004,098
   Payable for investments purchased ...............................................       3,076,392     12,928,165
   Payable upon receipt of securities loaned .......................................       6,116,123     38,516,683
   Payable to investment advisor and affiliates ....................................         276,261        964,420
   Accrued expenses and other liabilities ..........................................          40,897         81,751
                                                                                       -------------   ------------
Total liabilities ..................................................................       9,706,281     53,495,117
                                                                                       -------------   ------------
TOTAL NET ASSETS ...................................................................   $ 235,478,223   $794,469,867
                                                                                       -------------   ------------
NET ASSETS CONSIST OF
   Paid-in capital .................................................................   $ 440,634,244   $776,563,114
   Undistributed/overdistributed net investment income .............................         671,111      1,021,743
   Accumulated net realized loss on investments ....................................    (177,839,199)   (78,854,765)
   Net unrealized appreciation (depreciation) of investments, foreign currencies
      and translation of assets and liabilities denominated in foreign currencies ..     (27,920,494)    96,010,305
   Net unrealized appreciation of collateral received for securities loaned ........         (67,439)      (270,530)
   Net unrealized appreciation of options ..........................................               0              0
                                                                                       -------------   ------------
TOTAL NET ASSETS ...................................................................   $ 235,478,223   $794,469,867
                                                                                       -------------   ------------
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE (1)
   Net assets - Class A ............................................................   $  16,830,022   $112,900,207
   Shares outstanding - Class A ....................................................       1,365,231      7,479,225
   Net asset value per share - Class A .............................................   $       12.33   $      15.10
   Maximum offering price per share - Class A(2) ...................................   $       13.08   $      16.02
   Net assets - Class B ............................................................   $   4,176,822   $ 12,487,025
   Shares outstanding - Class B ....................................................         349,158        910,717
   Net asset value and offering price per share - Class B ..........................   $       11.96   $      13.71
   Net assets - Class C ............................................................   $   6,104,924   $ 11,749,776
   Shares outstanding - Class C ....................................................         510,651        857,307
   Net asset value and offering price per share - Class C ..........................   $       11.96   $      13.71
   Net assets - Administrator Class ................................................   $  13,237,208             NA
   Shares outstanding - Administrator Class ........................................       1,061,573             NA
   Net asset value and offering price per share - Administrator Class ..............   $       12.47             NA
   Net assets - Institutional Class ................................................   $  31,420,866             NA
   Shares outstanding - Institutional Class ........................................       2,526,533             NA
   Net asset value and offering price per share - Institutional Class ..............   $       12.44             NA
   Net assets - Investor Class .....................................................   $ 163,708,381   $657,332,859
   Shares outstanding - Investor Class .............................................      13,229,563     42,668,543
   Net asset value and offering price per share - Investor Class ...................   $       12.37   $      15.41
                                                                                       -------------   ------------
Investments at cost ................................................................   $ 272,480,400   $743,772,304
                                                                                       -------------   ------------
Foreign currencies at cost .........................................................   $           0   $          0
                                                                                       -------------   ------------
Securities on loan, at value .......................................................   $   4,568,259   $ 34,128,573
                                                                                       -------------   ------------
Premiums received on written options ...............................................   $           0   $          0
                                                                                       -------------   ------------

(1.) Each Fund has an unlimited number of authorized shares.

(2.) Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

             Wells Fargo Advantage Small and Mid Cap Stock Funds 81


Statements of Assets and Liabilities--October 31, 2009

   Mid Cap       Small Cap       Small Cap       Small Cap
   Growth          Growth      Opportunities       Value
    Fund           Fund            Fund             Fund
------------   -------------   -------------   --------------


$124,842,348   $ 815,764,306   $ 551,273,024   $2,052,170,337
   6,440,489      88,269,461      39,658,291                0
   5,203,345      49,208,108      65,433,535      888,041,685
------------   -------------   -------------   --------------
 136,486,182     953,241,875     656,364,850    2,940,212,022
------------   -------------   -------------   --------------
      50,000          50,000          50,000        1,869,000
      69,757       2,977,942         206,169        4,622,155
           0               0               0           82,706
      25,713       7,351,852       2,342,860        2,392,551
      25,941         197,330         268,850        2,449,587
       1,432          19,170          11,074                0
       2,250               0               0                0
------------   -------------   -------------   --------------
 136,661,275     963,838,169     659,243,803    2,951,628,021
------------   -------------   -------------   --------------

           0               0               0           15,080
           0               0               0        7,157,449
     263,291       1,491,575         902,520        2,333,358
   4,925,043      13,614,131       6,036,589       15,804,511
   6,372,586      87,892,491      39,426,941                0
     125,838         776,504         728,743        3,342,413
           0          27,474          39,276          107,200
------------   -------------   -------------   --------------
  11,686,758     103,802,175      47,134,069       28,760,011
------------   -------------   -------------   --------------
$124,974,517   $ 860,035,994   $ 612,109,734   $2,922,868,010
------------   -------------   -------------   --------------

$152,588,286   $ 920,129,955   $ 674,706,201   $2,980,972,355
           0               0               0       18,777,562
 (29,428,912)    (71,683,261)   (110,428,807)    (240,674,155)

   1,861,130      11,844,602      47,989,021      160,325,436
     (45,987)       (255,302)       (156,681)               0
           0               0               0        3,466,812
------------   -------------   -------------   --------------
$124,974,517   $ 860,035,994   $ 612,109,734   $2,922,868,010
------------   -------------   -------------   --------------

$ 70,246,869   $ 164,635,803              NA   $  438,744,198
  15,639,839      16,091,572              NA       18,810,373
$       4.49   $       10.23              NA   $        23.32
$       4.76   $       10.85              NA   $        24.74
$  1,740,214   $   4,182,148              NA   $   46,174,907
     427,969         434,817              NA        2,170,104
$       4.07   $        9.62              NA   $        21.28
$  2,291,769   $   5,251,676              NA   $   70,558,473
     564,338         545,052              NA        3,306,022
$       4.06   $        9.64              NA   $        21.34
$ 22,619,882   $ 240,410,811   $ 612,109,734               NA
   5,004,933      23,140,214      23,653,760               NA
$       4.52   $       10.39   $       25.88               NA
$      8,631   $ 419,154,045              NA   $  843,753,453
       1,905      39,703,073              NA       35,453,508
$       4.53   $       10.56              NA   $        23.80
$ 28,067,152   $  26,401,511              NA   $1,523,636,979
   6,300,071       2,602,975              NA       64,300,655
$       4.46   $       10.14              NA   $        23.70
------------   -------------   -------------   --------------
$134,671,039   $ 941,652,575   $ 608,532,510   $2,779,881,161
------------   -------------   -------------   --------------
$          0   $           0   $           0   $       87,216
------------   -------------   -------------   --------------
$  5,660,966   $  82,157,699   $  36,686,212   $            0
------------   -------------   -------------   --------------
$          0   $           0   $           0   $   10,624,261
------------   -------------   -------------   --------------

             82 Wells Fargo Advantage Small and Mid Cap Stock Funds


                   Statements of Operations--For the Year Ended October 31, 2009

                                                                                          C&B Mid        Common
                                                                                         Cap Value       Stock
                                                                                           Fund           Fund
                                                                                       ------------   ------------
INVESTMENT INCOME
   Dividends(1) ....................................................................   $  4,790,493   $  9,491,214
   Income from affiliated securities ...............................................         45,296        200,461
   Securities lending income .......................................................         93,858        124,459
                                                                                       ------------   ------------
Total investment income ............................................................      4,929,647      9,816,134
                                                                                       ------------   ------------
EXPENSES
   Advisory fees ...................................................................      1,630,009      4,954,619
   Administration fees
      Fund Level ...................................................................        108,667        336,101
      Class A ......................................................................         43,519        256,117
      Class B ......................................................................         11,509         34,894
      Class C ......................................................................         15,039         26,882
      Administrator Class ..........................................................         12,465             NA
      Institutional Class ..........................................................         20,655             NA
      Investor Class ...............................................................        594,797      2,154,492
   Custody fees ....................................................................         43,090        133,166
   Shareholder servicing fees
      Class A ......................................................................         38,639        228,676
      Class B ......................................................................         10,276         31,155
      Class C ......................................................................         13,185         23,660
      Administrator Class ..........................................................         31,161             NA
      Investor Class ...............................................................        385,068      1,389,134
   Accounting fees .................................................................         41,201         49,583
   Distribution fees
      Class B ......................................................................         30,828         93,466
      Class C ......................................................................         40,284         72,007
   Professional fees ...............................................................         41,911         26,881
   Registration fees ...............................................................         53,160         42,873
   Shareholder reports .............................................................         68,215         81,798
   Trustees' fees ..................................................................         10,578         10,578
   Other fees and expenses .........................................................          9,555         13,765
                                                                                       ------------   ------------
Total expenses .....................................................................      3,253,811      9,959,847
                                                                                       ------------   ------------
LESS
   Waived fees .....................................................................       (586,836)    (1,139,791)
   Net expenses ....................................................................      2,666,975      8,820,056
                                                                                       ------------   ------------
Net investment income (loss) .......................................................      2,262,672        996,078
                                                                                       ------------   ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
NET REALIZED GAIN (LOSS) FROM
   Securities, foreign currencies and foreign currency translation .................    (63,437,268)   (56,382,745)
   Collateral received for securities loaned .......................................     (2,195,710)    (2,909,336)
   Options .........................................................................              0              0
                                                                                       ------------   ------------
Net realized loss from investments .................................................    (65,632,978)   (59,292,081)
                                                                                       ------------   ------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF
   Securities, foreign currencies and foreign currency translation .................     80,192,817    201,121,605
   Collateral received for securities loaned .......................................      1,694,642      1,796,329
   Forward foreign currency contracts ..............................................              0              0
   Options .........................................................................              0              0
                                                                                       ------------   ------------
Net change in unrealized appreciation (depreciation) of investments ................     81,887,459    202,917,934
                                                                                       ------------   ------------
Net realized and unrealized gain (loss) on investments .............................     16,254,481    143,625,853
                                                                                       ------------   ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...............................   $ 18,517,153   $144,621,931
                                                                                       ------------   ------------
(1.) Net of foreign with holding taxes of                                              $     51,883   $     11,168

The accompanying notes are an integral part of these financial statements.

             Wells Fargo Advantage Small and Mid Cap Stock Funds 83


                   Statements of Operations--For the Year Ended October 31, 2009

   Mid Cap      Small Cap       Small Cap       Small Cap
   Growth        Growth       Opportunities       Value
    Fund          Fund            Fund            Fund
------------   ------------   -------------   -------------

$    611,186   $  2,300,977   $   5,443,894   $  49,491,216
      16,066         85,311         309,764       5,037,624
      64,798        384,973         237,531               0
------------   ------------   -------------   -------------
     692,050      2,771,261       5,991,189      54,528,840
------------   ------------   -------------   -------------

     799,264      4,994,143       4,503,404      19,860,825

      53,284        295,365         265,590       1,225,398
     169,115        370,788              NA       1,083,207
       4,977         11,356              NA         129,760
       4,979         12,748              NA         176,974
      19,713        200,981         531,179              NA
           6        181,781              NA         444,984
      88,237         82,814              NA       5,399,023
      21,113        116,771         105,255         485,413

     150,996        323,577              NA         956,663
       4,444         10,140              NA         114,370
       4,446         11,180              NA         156,203
      43,244        484,742       1,327,949              NA
      57,235         53,518              NA       3,485,498
      36,252         56,137          40,103         130,517

      13,332         30,419              NA         347,572
      13,337         34,145              NA         474,038
      39,608         28,866          42,411          71,052
      53,314        100,690          16,009          49,922
      37,767        193,305          82,239         556,663
      10,578         10,578          10,578          10,578
       6,716         15,083          19,854          73,337
------------   ------------   -------------   -------------
   1,631,957      7,619,127       6,944,571      35,231,997
------------   ------------   -------------   -------------

    (175,559)      (798,309)       (564,906)     (2,985,910)
   1,456,398      6,820,818       6,379,665      32,246,087
------------   ------------   -------------   -------------
    (764,348)    (4,049,557)       (388,476)     22,282,753
------------   ------------   -------------   -------------


 (24,177,320)   (41,052,512)    (98,188,831)   (126,566,054)
    (732,876)    (3,536,626)     (4,286,080)              0
           0              0               0      11,820,508
------------   ------------   -------------   -------------
 (24,910,196)   (44,589,138)   (102,474,911)   (114,745,546)
------------   ------------   -------------   -------------

  51,688,553    231,171,843     179,861,926     731,844,494
     463,114      2,135,213       3,282,006               0
           0              0               0           1,268
           0              0               0        (184,744)
------------   ------------   -------------   -------------
  52,151,667    233,307,056     183,143,932     731,661,018
------------   ------------   -------------   -------------
  27,241,471    188,717,918      80,669,021     616,915,472
------------   ------------   -------------   -------------
$ 26,477,123   $184,668,361   $  80,280,545   $ 639,198,225
------------   ------------   -------------   -------------
$        394   $          0   $      38,370   $     380,807

             84 Wells Fargo Advantage Small and Mid Cap Stock Funds


                                             Statements of Changes in Net Assets

                                                                                                         C&B MID CAP VALUE FUND
                                                                                                     -----------------------------
                                                                                                        For the         For the
                                                                                                       Year Ended      Year Ended
                                                                                                      October 31,     October 31,
                                                                                                          2009            2008
                                                                                                     -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning net assets ..........................................................................   $ 261,455,626   $ 897,718,698
OPERATIONS
   Net investment income (loss) ..................................................................       2,262,672       6,607,092
   Net realized gain (loss) on investments .......................................................     (65,632,978)   (113,329,457)
   Net change in unrealized appreciation (depreciation) of investments ...........................      81,887,459    (102,214,075)
                                                                                                     -------------   -------------
Net increase (decrease) in net assets resulting from operations ..................................      18,517,153    (208,936,440)
                                                                                                     -------------   -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investment income
      Class A ....................................................................................        (263,651)       (157,101)
      Class B ....................................................................................         (22,196)              0
      Class C ....................................................................................         (29,932)              0
      Administrator Class ........................................................................        (177,952)       (552,724)
      Institutional Class ........................................................................        (702,762)       (679,686)
      Investor Class .............................................................................      (2,606,621)     (1,810,640)
   Net realized gains
      Class A ....................................................................................               0      (8,882,013)
      Class B ....................................................................................               0      (2,603,231)
      Class C ....................................................................................               0      (2,913,466)
      Administrator Class ........................................................................               0     (18,417,909)
      Institutional Class ........................................................................               0     (14,379,949)
      Investor Class .............................................................................               0     (96,283,334)
Return of Capital
   Class A .......................................................................................               0               0
   Class B .......................................................................................               0               0
   Class C .......................................................................................               0               0
   Investor Class ................................................................................               0               0
                                                                                                     -------------   -------------
Total distributions to shareholders ..............................................................      (3,803,114)   (146,680,053)
                                                                                                     -------------   -------------
CAPITAL SHARES TRANSACTIONS
   Proceeds from shares sold - Class A ...........................................................       3,411,678      10,733,401
   Reinvestment of distributions - Class A .......................................................         241,734       8,214,556
   Cost of shares redeemed - Class A .............................................................      (6,217,671)    (29,031,790)
                                                                                                     -------------   -------------
   Net increase (decrease) in net assets resulting from capital share transactions - Class A .....      (2,564,259)    (10,083,833)
                                                                                                     -------------   -------------
   Proceeds from shares sold - Class B ...........................................................         104,119         204,388
   Reinvestment of distributions - Class B .......................................................          21,462       2,546,003
   Cost of shares redeemed - Class B .............................................................      (1,312,377)     (5,507,492)
                                                                                                     -------------   -------------
   Net increase (decrease) in net assets resulting from capital share transactions - Class B .....      (1,186,796)     (2,757,101)
                                                                                                     -------------   -------------
   Proceeds from shares sold - Class C ...........................................................         762,742       1,057,034
   Reinvestment of distributions - Class C .......................................................          27,246       2,743,750
   Cost of shares redeemed - Class C .............................................................      (1,251,027)     (6,510,091)
                                                                                                     -------------   -------------
   Net increase (decrease) in net assets resulting from capital share transactions - Class C .....        (461,039)     (2,709,307)
                                                                                                     -------------   -------------
   Proceeds from shares sold - administrator Class ...............................................       1,462,658      14,712,474
   Reinvestment of distributions - administrator Class ...........................................          95,478      15,804,466
   Cost of shares redeemed - administrator Class .................................................      (3,012,074)    (80,076,852)
                                                                                                     -------------   -------------
   Net increase (decrease) in net assets resulting from capital share transactions -
      Administrator Class ........................................................................      (1,453,938)    (49,559,912)
                                                                                                     -------------   -------------
   Proceeds from shares sold - Institutional Class ...............................................      20,837,201      64,252,091
   Reinvestment of distributions - Institutional Class ...........................................         697,758      15,059,269
   Cost of shares redeemed - Institutional Class .................................................     (24,966,635)    (86,968,264)
                                                                                                     -------------   -------------
   Net increase (decrease) in net assets resulting from capital share transactions -
      Institutional Class ........................................................................      (3,431,676)     (7,656,904)
                                                                                                     -------------   -------------
   Proceeds from shares sold - Investor Class ....................................................      69,278,229     110,581,892
   Reinvestment of distributions - Investor Class ................................................       2,576,587      96,063,585
   Cost of shares redeemed - Investor Class ......................................................    (103,448,550)   (414,524,999)
                                                                                                     -------------   -------------
   Net increase (decrease) in net assets resulting from capital share transactions -
      Investor Class .............................................................................     (31,593,734)   (207,879,522)
                                                                                                     -------------   -------------
   Net increase (decrease) in net assets resulting from capital share transactions - Total .......     (40,691,442)   (280,646,579)
                                                                                                     -------------   -------------
   NET INCREASE (DECREASE) IN NET ASSETS .........................................................     (25,977,403)   (636,263,072)
                                                                                                     -------------   -------------
   ENDING NET ASSETS .............................................................................   $ 235,478,223   $ 261,455,626
                                                                                                     -------------   -------------
   Ending balance of undistributed/overdistributed net investment income (loss) ..................   $     671,111   $   2,896,924
                                                                                                     -------------   -------------

   The accompanying notes are an integral part of these financial statements.

             Wells Fargo Advantage Small and Mid Cap Stock Funds 85


Statements of Changes in Net Assets

      COMMON STOCK FUND                MID CAP GROWTH FUND
-------------------------------   -----------------------------
   For the          For the          For the         For the
  Year Ended       Year Ended       Year Ended      Year Ended
 October 31,      October 31,      October 31,     October 31,
     2009             2008             2009            2008
-------------   ---------------   -------------   -------------

$ 677,187,362   $ 1,169,835,570   $ 105,845,762   $ 182,370,941

      996,078          (304,228)       (764,348)     (1,227,838)
  (59,292,081)      (14,450,416)    (24,910,196)     (4,226,896)
  202,917,934      (358,610,339)     52,151,667     (75,297,844)
-------------   ---------------   -------------   -------------
  144,621,931      (373,364,983)     26,477,123     (80,752,578)
-------------   ---------------   -------------   -------------


            0          (322,873)              0               0
            0                 0               0               0
            0                 0               0               0
           NA                NA               0               0
           NA                NA               0               0
            0        (5,418,308)              0               0

            0        (9,803,116)              0     (21,824,690)
            0        (5,181,895)              0      (1,194,436)
            0        (3,130,302)              0        (527,976)
           NA                NA               0               0
           NA                NA               0               0
            0      (163,460,611)              0      (7,430,771)

            0           (33,742)              0               0
            0                (8)              0               0
            0                (5)              0               0
            0          (805,490)              0               0
-------------   ---------------   -------------   -------------
            0      (188,156,350)              0     (30,977,873)
-------------   ---------------   -------------   -------------

   49,268,169       141,688,485      10,435,914      21,829,014
            0         9,893,383               0      21,178,965
  (44,429,356)      (75,020,260)    (16,079,734)    (38,127,786)
-------------   ---------------   -------------   -------------
    4,838,813        76,561,608      (5,643,820)      4,880,193
-------------   ---------------   -------------   -------------
      314,460           772,048          38,004         444,779
            0         4,763,889               0       1,112,795
   (4,572,445)       (8,548,414)       (921,861)     (2,936,870)
-------------   ---------------   -------------   -------------
   (4,257,985)       (3,012,477)       (883,857)     (1,379,296)
-------------   ---------------   -------------   -------------
    2,333,053         2,313,256         536,015         902,717
            0         2,473,560               0         459,826
   (2,247,282)       (4,831,444)       (393,239)       (483,163)
-------------   ---------------   -------------   -------------
       85,771           (44,628)        142,776         879,380
-------------   ---------------   -------------   -------------
           NA                NA       3,689,513      28,488,437
           NA                NA               0               0
           NA                NA      (4,840,417)     (1,126,974)
-------------   ---------------   -------------   -------------
           NA                NA      (1,150,904)     27,361,463
-------------   ---------------   -------------   -------------
           NA                NA               0          10,000
           NA                NA               0               0
           NA                NA               0               0
-------------   ---------------   -------------   -------------
           NA                NA               0          10,000
-------------   ---------------   -------------   -------------
   80,036,265        62,639,999       5,698,505       5,318,758
            0       163,552,562               0       7,286,742
 (108,042,290)     (230,823,939)     (5,511,068)     (9,151,968)
-------------   ---------------   -------------   -------------
  (28,006,025)       (4,631,378)        187,437       3,453,532
-------------   ---------------   -------------   -------------
  (27,339,426)       68,873,125      (7,348,368)     35,205,272
-------------   ---------------   -------------   -------------
  117,282,505      (492,648,208)     19,128,755     (76,525,179)
-------------   ---------------   -------------   -------------
$ 794,469,867   $   677,187,362   $ 124,974,517   $ 105,845,762
-------------   ---------------   -------------   -------------
$   1,021,743   $             0   $           0   $           0
-------------   ---------------   -------------   -------------

             86 Wells Fargo Advantage Small and Mid Cap Stock Funds


                                             Statements of Changes in Net Assets


                                                                                                         C&B MID CAP VALUE FUND
                                                                                                     -----------------------------
                                                                                                        For the         For the
                                                                                                       Year Ended      Year Ended
                                                                                                      October 31,     October 31,
                                                                                                          2009            2008
                                                                                                     -------------   -------------
SHARES ISSUED AND REDEEMED
   Shares sold - Class A .........................................................................         319,758         712,614
   Shares issued in reinvestment of distributions - Class A ......................................          23,958         507,115
   Shares redeemed - Class A .....................................................................        (595,177)     (1,924,692)
                                                                                                        ----------     -----------
   Net increase (decrease) in shares outstanding - Class A .......................................        (251,461)       (704,963)
                                                                                                        ----------     -----------
   Shares sold - Class B .........................................................................          10,939          12,998
   Shares issued in reinvestment of distributions - Class B ......................................           2,177         162,166
   Shares redeemed - Class B .....................................................................        (133,844)       (376,739)
                                                                                                        ----------     -----------
   Net increase (decrease) in shares outstanding - Class B .......................................        (120,728)       (201,575)
                                                                                                        ----------     -----------
   Shares sold - Class C .........................................................................          70,639          68,978
   Shares issued in reinvestment of distributions - Class C ......................................           2,766         174,650
   Shares redeemed - Class C .....................................................................        (126,300)       (439,522)
                                                                                                        ----------     -----------
   Net increase (decrease) in shares outstanding - Class C .......................................         (52,895)       (195,894)
                                                                                                        ----------     -----------
   Shares sold - Administrator Class .............................................................         144,760         974,324
   Shares issued in reinvestment of distributions - Administrator Class ..........................           9,361         965,683
   Shares redeemed - Administrator Class .........................................................        (267,787)     (5,414,640)
                                                                                                        ----------     -----------
   Net increase (decrease) in shares outstanding - Administrator Class ...........................        (113,666)     (3,474,633)
                                                                                                        ----------     -----------
   Shares sold - Institutional Class .............................................................       1,986,987       4,247,144
   Shares issued in reinvestment of distributions - Institutional Class ..........................          68,677         915,914
   Shares redeemed - Institutional Class .........................................................      (2,416,909)     (5,882,168)
                                                                                                        ----------     -----------
   Net increase (decrease) in shares outstanding - Institutional Class ...........................        (361,245)       (719,110)
                                                                                                        ----------     -----------
   Shares sold - Investor Class ..................................................................       6,556,165       6,972,113
   Shares issued in reinvestment of distributions - Investor Class ...............................         254,101       5,901,319
   Shares redeemed - Investor Class ..............................................................      (9,941,607)    (25,521,286)
                                                                                                        ----------     -----------
   Net increase (decrease) in shares outstanding - Investor Class ................................      (3,131,341)    (12,647,854)
                                                                                                        ----------     -----------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL SHARE TRANSACTIONS ..........      (4,031,336)    (17,944,029)
                                                                                                        ----------     -----------


   The accompanying notes are an integral part of these financial statements.

             Wells Fargo Advantage Small and Mid Cap Stock Funds 87


Statements of Changes in Net Assets

       COMMON STOCK FUND               MID CAP GROWTH FUND
-------------------------------   -----------------------------
   For the          For the          For the         For the
  Year Ended       Year Ended       Year Ended      Year Ended
 October 31,      October 31,      October 31,     October 31,
     2009             2008             2009            2008
-------------   ---------------   -------------   -------------

    3,973,847         8,506,244       3,086,187       3,849,042
            0           554,550               0       3,632,756
   (3,674,590)       (4,637,147)     (4,620,744)     (6,952,382)
   ----------        ----------      ----------      ----------
      299,257         4,423,647      (1,534,557)        529,416
   ----------        ----------      ----------      ----------
       28,076            47,230          11,102          78,098
            0           291,191               0         206,839
     (403,774)         (540,967)       (288,375)       (561,423)
   ----------        ----------      ----------      ----------
     (375,698)         (202,546)       (277,273)       (276,486)
   ----------        ----------      ----------      ----------
      196,727           143,223         168,555         165,900
            0           151,288               0          85,629
     (202,716)         (308,356)       (127,851)       (100,263)
   ----------        ----------      ----------      ----------
       (5,989)          (13,845)         40,704         151,266
   ----------        ----------      ----------      ----------
           NA                NA       1,065,977       5,508,948
           NA                NA               0               0
           NA                NA      (1,294,553)       (275,439)
   ----------        ----------      ----------      ----------
           NA                NA        (228,576)      5,233,509
   ----------        ----------      ----------      ----------
           NA                NA               0           1,905
           NA                NA               0               0
           NA                NA               0               0
   ----------        ----------      ----------      ----------
           NA                NA               0           1,905
   ----------        ----------      ----------      ----------
    6,258,207         3,633,809       1,543,149       1,008,324
           NA         8,971,848              NA       1,258,505
   (8,688,078)      (13,343,891)     (1,524,811)     (1,722,537)
   ----------        ----------      ----------      ----------
   (2,429,871)         (738,234)         18,338         544,292
   ----------        ----------      ----------      ----------
   (2,512,301)        3,469,022      (1,981,364)      6,183,902
   ----------        ----------      ----------      ----------

             88 Wells Fargo Advantage Small and Mid Cap Stock Funds


                                             Statements of Changes in Net Assets

                                                                                                         SMALL CAP GROWTH FUND
                                                                                                     -----------------------------
                                                                                                        For the          For the
                                                                                                       Year Ended      Year Ended
                                                                                                      October 31,     October 31,
                                                                                                          2009            2008
                                                                                                     -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning net assets ..........................................................................   $ 489,711,052   $ 463,544,108
OPERATIONS
   Net investment income (loss) ..................................................................      (4,049,557)     (3,386,361)
   Net realized gain (loss) on investments .......................................................     (44,589,138)    (25,118,255)
   Net change in unrealized appreciation (depreciation) of investments ...........................     233,307,056    (267,894,070)
                                                                                                     -------------   -------------
Net increase (decrease) in net assets resulting from operations ..................................     184,668,361    (296,398,686)
                                                                                                     -------------   -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investment income
      Class A ....................................................................................               0               0
      Class B ....................................................................................               0               0
      Class C ....................................................................................               0               0
      Administrator Class ........................................................................               0               0
      Institutional Class ........................................................................               0               0
      Investor Class .............................................................................               0               0
   Net realized gains
      Class A ....................................................................................               0     (29,161,141)
      Class B ....................................................................................               0      (2,018,118)
      Class C ....................................................................................               0      (1,584,750)
      Administrator Class ........................................................................               0     (15,809,026)
      Institutional Class ........................................................................               0     (12,816,987)
      Investor Class .............................................................................               0      (5,722,026)
   Return of Capital
      Administrator Class ........................................................................               0               0
                                                                                                     -------------   -------------
Total distributions to shareholders ..............................................................               0     (67,112,048)
                                                                                                     -------------   -------------
CAPITAL SHARES TRANSACTIONS
   Proceeds from shares sold - Class A ...........................................................     103,790,238     117,669,532
   Reinvestment of distributions - Class A .......................................................               0      22,004,298
   Cost of shares redeemed - Class A .............................................................     (97,162,757)   (103,785,144)
                                                                                                     -------------   -------------
   Net increase (decrease) in net assets resulting from capital share transactions - Class A .....       6,627,481      35,888,686
                                                                                                     -------------   -------------
   Proceeds from shares sold - Class B ...........................................................          45,827         340,989
   Reinvestment of distributions - Class B .......................................................               0       1,970,777
   Cost of shares redeemed - Class B .............................................................      (1,628,188)     (5,219,349)
                                                                                                     -------------   -------------
   Net increase (decrease) in net assets resulting from capital share transactions - Class B .....      (1,582,361)     (2,907,583)
                                                                                                     -------------   -------------
   Proceeds from shares sold - Class C ...........................................................         195,224       1,557,756
   Reinvestment of distributions - Class C .......................................................               0       1,157,737
   Cost of shares redeemed - Class C .............................................................        (813,806)     (2,694,461)
                                                                                                     -------------   -------------
   Net increase (decrease) in net assets resulting from capital share transactions - Class C .....        (618,582)         21,032
                                                                                                     -------------   -------------
   Proceeds from shares sold - Administrator class ...............................................     168,948,033     337,403,573
   Reinvestment of distributions - Administrator Class ...........................................               0      15,530,036
   Cost of shares redeemed - Administrator Class .................................................    (150,148,030)   (229,886,805)
                                                                                                     -------------   -------------
   Net increase (decrease) in net assets resulting from capital share transactions -
      Administrator Class ........................................................................      18,800,003     123,046,804
                                                                                                     -------------   -------------
   Proceeds from shares sold - Institutional Class ...............................................     408,442,369     525,860,971
   Reinvestment of distributions - Institutional Class ...........................................               0      12,222,925
   Cost of shares redeemed - Institutional Class .................................................    (246,470,154)   (302,913,717)
                                                                                                     -------------   -------------
   Net increase (decrease) in net assets resulting from capital share transactions -
      Institutional Class .........................................................................    161,972,215     235,170,179
                                                                                                     -------------   -------------
   Proceeds from shares sold - Investor Class ....................................................       5,185,856       1,648,804
   Reinvestment of distributions - Investor Class ................................................               0       5,532,180
   Cost of shares redeemed - Investor Class ......................................................      (4,728,031)     (8,722,424)
                                                                                                     -------------   -------------
   Net increase (decrease) in net assets resulting from capital share transactions -
      Investor Class .............................................................................         457,825      (1,541,440)
                                                                                                     -------------   -------------
Net increase (decrease) in net assets resulting from capital share transactions - Total ..........     185,656,581     389,677,678
                                                                                                     -------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS ............................................................     370,324,942      26,166,944
                                                                                                     =============   =============
ENDING NET ASSETS ................................................................................   $ 860,035,994   $ 489,711,052
                                                                                                     =============   =============
Ending balance of undistributed/overdistributed net investment income (loss) .....................   $           0   $           0
                                                                                                     -------------   -------------

The accompanying notes are an integral part of these financial statements.

             Wells Fargo Advantage Small and Mid Cap Stock Funds 89


Statements of Changes in Net Assets

 SMALL CAP OPPORTUNITIES FUND            SMALL CAP VALUE FUND
-------------------------------   ----------------------------------
   For the          For the           For the            For the
 Year Ended       Year Ended         Year Ended        Year Ended
 October 31,      October 31,       October 31,       October 31,
    2009              2008              2009              2008
-------------   ---------------   ---------------   ----------------

$ 541,369,494   $   910,161,940   $ 2,308,589,882   $  4,177,653,842

     (388,476)          628,655        22,282,753           (859,400)
 (102,474,911)       13,470,432      (114,745,546)       (24,475,997)
  183,143,932      (282,624,336)      731,661,018     (1,635,008,914)
-------------   ---------------   ---------------   ----------------
   80,280,545      (268,525,249)      639,198,225     (1,660,344,311)
-------------   ---------------   ---------------   ----------------


           NA                NA                 0           (141,933)
           NA                NA                 0                  0
           NA                NA                 0                  0
      (34,642)       (2,608,842)               NA                 NA
           NA                NA                 0         (2,313,466)
           NA                NA                 0         (1,105,714)

           NA                NA                 0        (93,419,985)
           NA                NA                 0        (16,840,469)
           NA                NA                 0        (20,212,008)
  (21,371,032)     (110,577,897)               NA                 NA
           NA                NA                 0        (57,044,953)
           NA                NA                 0       (348,362,033)

     (489,792)                0                 0                  0
-------------   ---------------   ---------------   ----------------
  (21,895,466)     (113,186,739)                0       (539,440,561)
-------------   ---------------   ---------------   ----------------

           NA                NA       205,872,464        285,652,329
           NA                NA                 0         91,037,833
           NA                NA      (247,461,470)      (336,692,085)
-------------   ---------------   ---------------   ----------------
           NA                NA       (41,589,006)        39,998,077
-------------   ---------------   ---------------   ----------------
           NA                NA           125,870          1,508,047
           NA                NA                 0         15,741,113
           NA                NA       (17,813,947)       (27,671,354)
-------------   ---------------   ---------------   ----------------
           NA                NA       (17,688,077)       (10,422,194)
-------------   ---------------   ---------------   ----------------
           NA                NA         1,294,784          8,150,430
           NA                NA                 0         17,188,714
           NA                NA       (15,228,360)       (27,950,416)
-------------   ---------------   ---------------   ----------------
           NA                NA       (13,933,576)        (2,611,272)
-------------   ---------------   ---------------   ----------------
  133,234,081       166,283,892                NA                 NA
   21,376,796       109,877,189                NA                 NA
 (142,255,716)     (263,241,539)               NA                 NA
-------------   ---------------   ---------------   ----------------

   12,355,161        12,919,542                NA                 NA
-------------   ---------------   ---------------   ----------------
           NA                NA       635,233,132      1,011,491,165
           NA                NA                 0         59,358,409
           NA                NA      (310,854,456)      (491,641,807)
-------------   ---------------   ---------------   ----------------

           NA                NA       324,378,676        579,207,767
-------------   ---------------   ---------------   ----------------
           NA                NA       757,813,175      1,351,654,972
           NA                NA                 0        343,180,478
           NA                NA    (1,033,901,289)    (1,970,286,916)
-------------   ---------------   ---------------   ----------------

           NA                NA      (276,088,114)      (275,451,466)
-------------   ---------------   ---------------   ----------------
   12,355,161        12,919,542       (24,920,097)       330,720,912
-------------   ---------------   ---------------   ----------------
   70,740,240      (368,792,446)      614,278,128     (1,869,063,960)
=============   ===============   ===============   ================
$ 612,109,734   $   541,369,494   $ 2,922,868,010   $  2,308,589,882
=============   ===============   ===============   ================
$           0   $        34,642   $    18,777,562   $              0
-------------   ---------------   ---------------   ----------------

             90 Wells Fargo Advantage Small and Mid Cap Stock Funds


                                             Statements of Changes in Net Assets

                                                                                                         SMALL CAP GROWTH FUND
                                                                                                     -----------------------------
                                                                                                        For the         For the
                                                                                                       Year Ended      Year Ended
                                                                                                      October 31,     October 31,
                                                                                                          2009            2008
                                                                                                     -------------   -------------
SHARES ISSUED AND REDEEMED
   Shares sold - Class A .........................................................................      11,901,239      10,302,604
   Shares issued in reinvestment of distributions - Class A ......................................               0       1,797,737
   Shares redeemed - Class A .....................................................................     (11,058,854)     (9,301,226)
                                                                                                       -----------     -----------
   Net increase (decrease) in shares outstanding - Class A .......................................         842,385       2,799,115
                                                                                                       -----------     -----------
   Shares sold - Class B .........................................................................           5,875          28,993
   Shares issued in reinvestment of distributions - Class B ......................................               0         168,731
   Shares redeemed - Class B .....................................................................        (218,241)       (479,057)
                                                                                                       -----------     -----------
   Net increase (decrease) in shares outstanding - Class B .......................................        (212,366)       (281,333)
                                                                                                       -----------     -----------
   Shares sold - Class C .........................................................................          23,547         126,616
   Shares issued in reinvestment of distributions - Class C ......................................               0          98,952
   Shares redeemed - Class C .....................................................................        (106,542)       (257,583)
                                                                                                       -----------     -----------
   Net increase (decrease) in shares outstanding - Class C .......................................         (82,995)        (32,015)
                                                                                                       -----------     -----------
   Shares sold - Administrator Class .............................................................      21,462,582      31,620,320
   Shares issued in reinvestment of distributions - Administrator Class ..........................               0       1,254,446
   Shares redeemed - Administrator Class .........................................................     (17,657,321)    (20,397,556)
                                                                                                       -----------     -----------
   Net increase (decrease) in shares outstanding - Administrator Class ...........................       3,805,261      12,477,210
                                                                                                       -----------     -----------
   Shares sold - Institutional Class .............................................................      43,897,864      45,534,768
   Shares issued in reinvestment of distributions - Institutional Class ..........................               0         977,052
   Shares redeemed - Institutional Class .........................................................     (29,528,863)    (26,431,676)
                                                                                                       -----------     -----------
   Net increase (decrease) in shares outstanding - Institutional Class ...........................      14,369,001      20,080,144
                                                                                                       -----------     -----------
   Shares sold - Investor Class ..................................................................         646,588         156,770
   Shares issued in reinvestment of distributions - Investor Class ...............................               0         454,949
   Shares redeemed - Investor Class ..............................................................        (613,064)       (745,426)
                                                                                                       -----------     -----------
   Net increase (decrease) in shares outstanding - Investor Class ................................          33,524        (133,707)
                                                                                                       -----------     -----------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL SHARE TRANSACTIONS ..........      18,754,810      34,909,414
                                                                                                       ===========     ===========

The accompanying notes are an integral part of these financial statements.

             Wells Fargo Advantage Small and Mid Cap Stock Funds 91


Statements of Changes in Net Assets

 SMALL CAP OPPORTUNITIES FUND            SMALL CAP VALUE FUND
-------------------------------   ----------------------------------
   For the          For the           For the           For the
  Year Ended       Year Ended        Year Ended        Year Ended
 October 31,      October 31,       October 31,       October 31,
     2009             2008              2009              2008
-------------   ---------------   ---------------   ----------------

           NA                NA        11,384,812         10,512,938
           NA                NA                 0          3,221,474
           NA                NA       (13,557,931)       (12,467,130)
   ----------        ----------       -----------        -----------
           NA                NA        (2,173,119)         1,267,282
   ----------        ----------       -----------        -----------
           NA                NA             8,189             59,922
           NA                NA                 0            602,415
           NA                NA        (1,033,285)        (1,101,255)
   ----------        ----------       -----------        -----------
           NA                NA        (1,025,096)          (438,918)
   ----------        ----------       -----------        -----------
           NA                NA            77,003            316,737
           NA                NA                 0            655,557
           NA                NA          (934,552)        (1,122,870)
   ----------        ----------       -----------        -----------
           NA                NA          (857,549)          (150,576)
   ----------        ----------       -----------        -----------
    6,070,315         5,352,007                NA                 NA
    1,059,022         3,416,006                NA                 NA
   (6,541,031)       (8,641,767)               NA                 NA
   ----------        ----------       -----------        -----------
      588,306           126,246                NA                 NA
   ----------        ----------       -----------        -----------
           NA                NA        33,409,120         33,980,908
           NA                NA                 0          2,067,848
           NA                NA       (16,382,836)       (17,858,332)
   ----------        ----------       -----------        -----------
           NA                NA        17,026,284         18,190,424
   ----------        ----------       -----------        -----------
           NA                NA        40,493,529         49,132,650
           NA                NA                 0         11,970,313
           NA                NA       (55,221,576)       (68,734,833)
   ----------        ----------       -----------        -----------
           NA                NA       (14,728,047)        (7,631,870)
   ----------        ----------       -----------        -----------
      588,306           126,246        (1,757,527)        11,236,342
   ==========        ==========       ===========        ===========

             92 Wells Fargo Advantage Small and Mid Cap Stock Funds


                                                            Financial Highlights


                                        Beginning                Net Realized  Distributions
                                        Net Asset      Net      and Unrealized    from Net    Distributions
                                        Value Per   Investment    Gain (Loss)    Investment     from Net
                                          Share   Income (Loss) on Investments     Income    Realized Gains
                                        --------- ------------- -------------- ------------- --------------
C&B MID CAP VALUE FUND

Class A
November 1, 2008 to October 31, 2009...   $11.29      0.11(6)        1.10          (0.17)         0.00
November 1, 2007 to October 31, 2008...   $21.80      0.18(6)       (6.52)         (0.06)        (4.11)
November 1, 2006 to October 31, 2007...   $23.79      0.03(6)        0.70          (0.06)        (2.66)
November 1, 2005 to October 31, 2006...   $20.76      0.05(6)        4.72           0.00         (1.74)
November 1, 2004 to October 31, 2005...   $18.89     (0.09)          2.54           0.00         (0.58)

Class B
November 1, 2008 to October 31, 2009...   $10.90      0.04(6)        1.07          (0.05)         0.00
November 1, 2007 to October 31, 2008...   $21.29      0.07(6)       (6.35)          0.00         (4.11)
November 1, 2006 to October 31, 2007...   $23.38     (0.14)(6)       0.71           0.00         (2.66)
November 1, 2005 to October 31, 2006...   $20.57     (0.11)(6)       4.66           0.00         (1.74)
November 1, 2004 to October 31, 2005...   $18.86     (0.17)          2.46           0.00         (0.58)

Class C
November 1, 2008 to October 31, 2009...   $10.91      0.03(6)        1.08          (0.06)         0.00
November 1, 2007 to October 31, 2008...   $21.29      0.07(6)       (6.34)          0.00         (4.11)
November 1, 2006 to October 31, 2007...   $23.39     (0.14)(6)       0.70           0.00         (2.66)
November 1, 2005 to October 31, 2006...   $20.57     (0.12)(6)       4.68           0.00         (1.74)
November 1, 2004 to October 31, 2005...   $18.86     (0.17)          2.46           0.00         (0.58)

Administrator Class
November 1, 2008 to October 31, 2009...   $11.39      0.12(6)        1.11          (0.15)         0.00
November 1, 2007 to October 31, 2008...   $21.98      0.24(6)       (6.62)         (0.10)        (4.11)
November 1, 2006 to October 31, 2007...   $23.93      0.08(6)        0.71          (0.08)        (2.66)
November 1, 2005 to October 31, 2006...   $20.82      0.10(6)        4.75          (0.00)        (1.74)
November 1, 2004 to October 31, 2005...   $18.90     (0.03)          2.53           0.00         (0.58)

Institutional Class
November 1, 2008 to October 31, 2009...   $11.43      0.15(6)        1.10          (0.24)         0.00
November 1, 2007 to October 31, 2008...   $22.06      0.24(6)       (6.60)         (0.16)        (4.11)
November 1, 2006 to October 31, 2007...   $24.02      0.14(6)        0.71          (0.15)        (2.66)
November 1, 2005 to October 31, 2006...   $20.88      0.16(6)        4.76          (0.04)        (1.74)
November 1, 2004 to October 31, 2005...   $18.91     (0.02)          2.57           0.00         (0.58)

Investor Class
November 1, 2008 to October 31, 2009...   $11.34      0.11(6)        1.10          (0.18)         0.00
November 1, 2007 to October 31, 2008...   $21.89      0.20(6)       (6.58)         (0.06)        (4.11)
November 1, 2006 to October 31, 2007...   $23.86      0.06(6)        0.71          (0.08)        (2.66)
November 1, 2005 to October 31, 2006...   $20.79      0.08(6)        4.73           0.00         (1.74)
November 1, 2004 to October 31, 2005...   $18.89     (0.07)          2.55           0.00         (0.58)

----------
(1.) Total return calculations do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods less than one year are not annualized.

(2.) Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued. Portfolio turnover rates presented for periods of less than one year are not annualized.

(3.) Commencement of class operations.

(4.) The Fund changed its year end from December 31 to October 31.

(5.) The Fund changed its year end from September 30 to October 31.

(6.) Calculated based upon average shares outstanding.

(7.) Amount calculated is less than $0.005.

The accompanying notes are an integral part of these financial statements.

             Wells Fargo Advantage Small and Mid Cap Stock Funds 93


Financial Highlights

                        Ratio to Average Net Assets
            Ending             (Annualized)
           Net Asset --------------------------------           Portfolio  Net Assets at
  Return   Value Per Net Investment   Gross     Net     Total    Turnover  End of Period
of Capital   Share    Income (Loss) Expenses Expenses Return(1)  Rate(2)  (000's omitted)
---------- --------- -------------- -------- -------- --------- --------- ---------------
   0.00      $12.33       1.06%       1.45%    1.20%    11.05%     47%        $ 16,830
   0.00      $11.29       1.19%       1.43%    1.35%   (34.84)%    31%        $ 18,246
   0.00      $21.80       0.15%       1.36%    1.36%     2.95%     56%        $ 50,622
   0.00      $23.79       0.21%       1.40%    1.38%    24.44%     39%        $ 41,729
   0.00      $20.76      (0.40)%      1.38%    1.38%    13.13%     30%        $ 26,795


   0.00      $11.96       0.34%       2.21%    1.95%    10.27%     47%        $  4,177
   0.00      $10.90       0.46%       2.18%    2.10%   (35.41)%    31%        $  5,123
   0.00      $21.29      (0.60)%      2.11%    2.11%     2.23%     56%        $ 14,293
   0.00      $23.38      (0.54)%      2.15%    2.13%    23.53%     39%        $ 15,491
   0.00      $20.57      (1.15)%      2.13%    2.13%    12.28%     30%        $ 11,429


   0.00      $11.96       0.31%       2.20%    1.95%    10.24%     47%        $  6,105
   0.00      $10.91       0.46%       2.16%    2.09%   (35.36)%    31%        $  6,147
   0.00      $21.29      (0.60)%      2.11%    2.11%     2.18%     56%        $ 16,171
   0.00      $23.39      (0.55)%      2.15%    2.13%    23.58%     39%        $ 11,523
   0.00      $20.57      (1.15)%      2.13%    2.13%    12.28%     30%        $  6,838


   0.00      $12.47       1.11%       1.28%    1.15%    11.13%     47%        $ 13,237
   0.00      $11.39       1.52%       1.24%    1.15%   (34.77)%    31%        $ 13,383
   0.00      $21.98       0.35%       1.18%    1.15%     3.18%     56%        $102,201
   0.00      $23.93       0.46%       1.22%    1.15%    24.79%     39%        $ 82,402
   0.00      $20.82      (0.12)%      1.13%    1.10%    13.39%     30%        $118,690


   0.00      $12.44       1.41%       1.02%    0.90%    11.45%     47%        $ 31,421
   0.00      $11.43       1.58%       0.98%    0.90%   (34.63)%    31%        $ 33,017
   0.00      $22.06       0.60%       0.91%    0.90%     3.44%     56%        $ 79,559
   0.00      $24.02       0.74%       0.95%    0.90%    25.12%     39%        $ 55,799
   0.00      $20.88       0.07%       0.94%    0.90%    13.71%     30%        $ 63,705


   0.00      $12.37       1.01%       1.56%    1.25%    11.09%     47%        $163,708
   0.00      $11.34       1.30%       1.47%    1.25%   (34.87)%    31%        $185,541
   0.00      $21.89       0.26%       1.36%    1.25%     3.12%     56%        $634,872
   0.00      $23.86       0.35%       1.40%    1.25%    24.60%     39%        $611,237
   0.00      $20.79      (0.27)%      1.37%    1.25%    13.29%     30%        $469,971

             94 Wells Fargo Advantage Small and Mid Cap Stock Funds


                                                            Financial Highlights

                                            Beginning                 Net Realized  Distributions
                                            Net Asset       Net      and Unrealized    from Net     Distributions
                                            Value Per    Investment    Gain (Loss)    Investment      from Net
                                              Share    Income (Loss) on Investments     Income     Realized Gains
                                          ------------ ------------- -------------- -------------- --------------
COMMON STOCK FUND

Class A
November 1, 2008 to October 31, 2009.....    $12.26       0.02(6)          2.82          0.00           0.00
November 1, 2007 to October 31, 2008.....    $22.66       0.00(6)         (6.68)        (0.10)         (3.61)
November 1, 2006 to October 31, 2007.....    $23.84      (0.05)(6)         3.98          0.00          (5.11)
November 1, 2005 to October 31, 2006.....    $22.97      (0.03)(6)         4.08          0.00          (3.18)
January 1, 2005 to October 31, 2005(4)...    $22.40      (0.11)            1.06          0.00          (0.38)
January 1, 2004 to December 31, 2004.....    $21.98      (0.14)(6)         2.21          0.00          (1.65)

Class B
November 1, 2008 to October 31, 2009.....    $11.23      (0.06)(6)         2.54          0.00           0.00
November 1, 2007 to October 31, 2008.....    $21.10      (0.12)(6)       (6.14)          0.00          (3.61)
November 1, 2006 to October 31, 2007.....    $22.67      (0.20)(6)         3.74          0.00          (5.11)
November 1, 2005 to October 31, 2006.....    $22.13      (0.20)(6)         3.92          0.00          (3.18)
January 1, 2005 to October 31, 2005(4)...    $21.74      (0.29)            1.06          0.00          (0.38)
January 1, 2004 to December 31, 2004.....    $21.53      (0.29)(6)         2.15          0.00          (1.65)

Class C
November 1, 2008 to October 31, 2009.....    $11.23      (0.06)(6)         2.54          0.00           0.00
November 1, 2007 to October 31, 2008.....    $21.09      (0.12)(6)       (6.13)          0.00          (3.61)
November 1, 2006 to October 31, 2007.....    $22.67      (0.20)(6)         3.73          0.00          (5.11)
November 1, 2005 to October 31, 2006.....    $22.13      (0.20)(6)         3.92          0.00          (3.18)
January 1, 2005 to October 31, 2005(4)...    $21.73      (0.47)            1.25          0.00          (0.38)
January 1, 2004 to December 31, 2004.....    $21.53      (0.30)(6)         2.15          0.00          (1.65)

Investor Class
November 1, 2008 to October 31, 2009.....    $12.53       0.02(6)          2.86          0.00           0.00
November 1, 2007 to October 31, 2008.....    $23.07       0.00(6)         (6.81)        (0.11)         (3.61)
November 1, 2006 to October 31, 2007.....    $24.18      (0.05)(6)         4.05          0.00          (5.11)
November 1, 2005 to October 31, 2006.....    $23.25      (0.03)(6)         4.14          0.00          (3.18)
January 1, 2005 to October 31, 2005(4)...    $22.65      (0.07)            1.05          0.00          (0.38)
January 1, 2004 to December 31, 2004.....    $22.15      (0.08)(6)         2.23          0.00          (1.65)
MID CAP GROWTH FUND

Class A
November 1, 2008 to October 31, 2009.....    $3.55       (0.03)(6)         0.97          0.00           0.00
November 1, 2007 to October 31, 2008.....    $7.72       (0.04)(6)       (2.82)          0.00          (1.31)
November 1, 2006 to October 31, 2007.....    $6.69       (0.04)(6)         1.95          0.00          (0.88)
November 1, 2005 to October 31, 2006.....    $6.37       (0.05)            0.92          0.00          (0.55)
October 1, 2005 to October 31, 2005(5)...    $6.50        0.00(6)         (0.13)         0.00           0.00
October 1, 2004 to September 30, 2005....    $5.84       (0.07)(6)         1.16          0.00          (0.43)

Class B
November 1, 2008 to October 31, 2009.....    $3.25       (0.05)(6)         0.87          0.00           0.00
November 1, 2007 to October 31, 2008.....    $7.24       (0.08)(6)       (2.60)          0.00          (1.31)
November 1, 2006 to October 31, 2007.....    $6.37       (0.09)(6)         1.84          0.00          (0.88)
November 1, 2005 to October 31, 2006.....    $6.13       (0.11)            0.90          0.00          (0.55)
October 1, 2005 to October 31, 2005(5)...    $6.26       (0.01)(6)       (0.12)          0.00           0.00
October 1, 2004 to September 30, 2005....    $5.68       (0.12)(6)         1.13          0.00          (0.43)

Class C
November 1, 2008 to October 31, 2009.....    $3.25       (0.05)(6)         0.86          0.00           0.00
November 1, 2007 to October 31, 2008.....    $7.23       (0.08)(6)       (2.59)          0.00          (1.31)
November 1, 2006 to October 31, 2007.....    $6.36       (0.09)(6)         1.84          0.00          (0.88)
November 1, 2005 to October 31, 2006.....    $6.13       (0.09)            0.87          0.00          (0.55)
October 1, 2005 to October 31, 2005(5)...    $6.26       (0.01)(6)       (0.12)          0.00           0.00
October 1, 2004 to September 30, 2005....    $5.68       (0.12)(6)         1.13          0.00          (0.43)

The accompanying notes are an integral part of these financial statements.

             Wells Fargo Advantage Small and Mid Cap Stock Funds 95


Financial Highlights

                        Ratio to Average Net Assets
             Ending            (Annualized)
           Net Asset --------------------------------           Portfolio  Net Assets at
  Return   Value Per Net Investment   Gross     Net     Total    Turnover  End of Period
of Capital   Share    Income (Loss) Expenses Expenses Return(1)  Rate(2)  (000's omitted)
---------- --------- -------------- -------- -------- --------- --------- ---------------



   0.00      $15.10       0.19%       1.37%    1.26%    23.08%      58%      $  112,900
  (0.01)     $12.26       0.03%       1.34%    1.29%   (34.55)%     81%      $   88,049
   0.00      $22.66      (0.25)%      1.37%    1.31%    19.74%      58%      $   62,456
   0.00      $23.84      (0.15)%      1.34%    1.31%    19.11%      56%      $   64,915
   0.00      $22.97      (0.48)%      1.44%    1.41%     4.34%      33%      $   62,462
   0.00      $22.40      (0.62)%      1.58%    1.54%     9.67%      42%      $   73,612


   0.00      $13.71      (0.51)%      2.12%    2.01%    22.08%      58%      $   12,487
   0.00      $11.23      (0.76)%      2.11%    2.06%   (35.04)%     81%      $   14,449
   0.00      $21.10      (1.00)%      2.12%    2.06%    18.86%      58%      $   31,415
   0.00      $22.67      (0.90)%      2.09%    2.06%    18.23%      56%      $   34,205
   0.00      $22.13      (1.23)%      2.20%    2.16%     3.63%      33%      $   34,744
   0.00      $21.74      (1.36)%      2.32%    2.28%     8.89%      42%      $   37,908


   0.00      $13.71      (0.56)%      2.12%    2.01%    21.99%      58%      $   11,750
   0.00      $11.23      (0.76)%      2.10%    2.06%   (35.00)%     81%      $    9,692
   0.00      $21.09      (1.00)%      2.12%    2.06%    18.82%      58%      $   18,501
   0.00      $22.67      (0.90)%      2.09%    2.06%    18.24%      56%      $   18,885
   0.00      $22.13      (1.25)%      2.21%    2.17%     3.68%      33%      $   20,177
   0.00      $21.73      (1.38)%      2.35%    2.31%     8.84%      42%      $   26,375


   0.00      $15.41       0.17%       1.47%    1.29%    22.91%      58%      $  657,333
  (0.01)     $12.53       0.00%       1.50%    1.29%   (34.52)%     81%      $  564,998
   0.00      $23.07      (0.23)%      1.54%    1.29%    19.75%      58%      $1,057,463
   0.00      $24.18      (0.13)%      1.51%    1.29%    19.14%      56%      $  991,457
   0.00      $23.25      (0.38)%      1.47%    1.31%     4.42%      33%      $1,009,088
   0.00      $22.65      (0.38)%      1.34%    1.30%     9.96%      42%      $1,162,236


   0.00      $ 4.49      (0.71)%      1.51%    1.35%    26.48%      68%      $   70,247
   0.00      $ 3.55      (0.78)%      1.45%    1.40%   (43.67)%     86%      $   61,048
   0.00      $ 7.72      (0.60)%      1.42%    1.40%    31.90%     116%      $  128,502
   0.00      $ 6.69      (0.69)%      1.48%    1.40%    14.38%     123%      $  103,816
   0.00      $ 6.37      (0.96)%      1.41%    1.40%    (2.00)%     13%      $  107,706
   0.00      $ 6.50      (1.19)%      1.42%    1.41%    19.17%     143%      $  111,103


   0.00      $ 4.07      (1.45)%      2.25%    2.10%    25.23%      68%      $    1,740
   0.00      $ 3.25      (1.54)%      2.20%    2.15%   (44.17)%     86%      $    2,295
   0.00      $ 7.24      (1.36)%      2.17%    2.15%    30.86%     116%      $    7,109
   0.00      $ 6.37      (1.43)%      2.23%    2.15%    13.58%     123%      $    7,482
   0.00      $ 6.13      (1.71)%      2.16%    2.15%    (2.08)%     13%      $    8,355
   0.00      $ 6.26      (2.00)%      2.17%    2.16%    18.25%     143%      $    8,829


   0.00      $ 4.06      (1.46)%      2.26%    2.10%    24.92%      68%      $    2,292
   0.00      $ 3.25      (1.53)%      2.19%    2.15%   (44.07)%     86%      $    1,701
   0.00      $ 7.23      (1.36)%      2.17%    2.15%    30.91%     116%      $    2,693
   0.00      $ 6.36      (1.45)%      2.23%    2.15%    13.40%     123%      $    1,950
   0.00      $ 6.13      (1.71)%      2.16%    2.15%    (2.08)%     13%      $    1,648
   0.00      $ 6.26      (2.00)%      2.17%    2.16%    18.25%     143%      $    1,657

             96 Wells Fargo Advantage Small and Mid Cap Stock Funds


                                                            Financial Highlights

                                            Beginning                    Net Realized    Distributions
                                            Net Asset        Net        and Unrealized      from Net      Distributions
                                            Value Per     Investment      Gain (Loss)      Investment       from Net
                                              Share     Income (Loss)   on Investments       Income      Realized Gains
                                            ---------   -------------   --------------   -------------   --------------
MID CAP GROWTH FUND (continued)
Administrator Class
November 1, 2008 to October 31, 2009 ....     $ 3.56      (0.02)(6)          0.98             0.00            0.00
March 31, 2008(3) to April 30, 2008 .....     $ 5.25      (0.01)(6)         (1.68)            0.00            0.00
Institutional Class
November 1, 2008 to October 31, 2009 ....     $ 3.56      (0.01)(6)          0.98             0.00            0.00
March 31, 2008(3) to April 30, 2008 .....     $ 5.25      (0.01)(6)         (1.68)            0.00            0.00
Investor Class
November 1, 2008 to October 31, 2009 ....     $ 3.53      (0.03)(6)          0.96             0.00            0.00
November 1, 2007 to October 31, 2008 ....     $ 7.68      (0.05)(6)         (2.79)            0.00           (1.31)
November 1, 2006 to October 31, 2007 ....     $ 6.67      (0.05)(6)          1.94             0.00           (0.88)
November 1, 2005 to October 31, 2006 ....     $ 6.37      (0.07)             0.92             0.00           (0.55)
October 1, 2005 to October 31, 2005(5) ..     $ 6.50      (0.01)(6)         (0.12)            0.00            0.00
April 11, 2005(3) to September 30, 2005 .     $ 5.95      (0.05)(6)          0.60             0.00            0.00
SMALL CAP GROWTH FUND
Class A
November 1, 2008 to October 31, 2009 ....     $ 7.58      (0.08)(6)          2.73             0.00            0.00
November 1, 2007 to October 31, 2008 ....     $16.02      (0.10)(6)         (6.04)            0.00           (2.30)
November 1, 2006 to October 31, 2007 ....     $14.03      (0.13)(6)          3.66             0.00           (1.54)
November 1, 2005 to October 31, 2006 ....     $12.19      (0.16)             2.93             0.00           (0.93)
October 1, 2005 to October 31, 2005(5) ..     $12.53      (0.02)            (0.32)            0.00            0.00
October 1, 2004 to September 30, 2005 ...     $10.67      (0.13)(6)          2.18             0.00           (0.19)
Class B
November 1, 2008 to October 31, 2009 ....     $ 7.18      (0.13)(6)          2.57             0.00            0.00
November 1, 2007 to October 31, 2008 ....     $15.41      (0.18)(6)         (5.75)            0.00           (2.30)
November 1, 2006 to October 31, 2007 ....     $13.65      (0.23)(6)          3.53             0.00           (1.54)
November 1, 2005 to October 31, 2006 ....     $11.97      (0.28)             2.89             0.00           (0.93)
October 1, 2005 to October 31, 2005(5) ..     $12.31      (0.02)            (0.32)            0.00            0.00
October 1, 2004 to September 30, 2005 ...     $10.57      (0.22)(6)          2.15             0.00           (0.19)
Class C
November 1, 2008 to October 31, 2009 ....     $ 7.19      (0.13)(6)          2.58             0.00            0.00
November 1, 2007 to October 31, 2008 ....     $15.43      (0.18)(6)         (5.76)            0.00           (2.30)
November 1, 2006 to October 31, 2007 ....     $13.66      (0.23)(6)          3.54             0.00           (1.54)
November 1, 2005 to October 31, 2006 ....     $11.98      (0.25)             2.86             0.00           (0.93)
October 1, 2005 to October 31, 2005(5) ..     $12.33      (0.02)            (0.33)            0.00            0.00
October 1, 2004 to September 30, 2005 ...     $10.58      (0.22)(6)          2.16             0.00           (0.19)
Administrator Class
November 1, 2008 to October 31, 2009 ....     $ 7.68      (0.06)(6)          2.77             0.00            0.00
November 1, 2007 to October 31, 2008 ....     $16.17      (0.08)(6)         (6.11)            0.00           (2.30)
November 1, 2006 to October 31, 2007 ....     $14.12      (0.10)(6)          3.69             0.00           (1.54)
November 1, 2005 to October 31, 2006 ....     $12.24      (0.13)             2.94             0.00           (0.93)
October 1, 2005 to October 31, 2005(5) ..     $12.59      (0.01)            (0.34)            0.00            0.00
October 1, 2004 to September 30, 2005 ...     $10.70      (0.11)(6)          2.19             0.00           (0.19)
Institutional Class
November 1, 2008 to October 31, 2009 ....     $ 7.78      (0.04)(6)          2.82             0.00            0.00
November 1, 2007 to October 31, 2008 ....     $16.30      (0.04)(6)         (6.18)            0.00           (2.30)
November 1, 2006 to October 31, 2007 ....     $14.19      (0.06)(6)          3.71             0.00           (1.54)
November 1, 2005 to October 31, 2006 ....     $12.26      (0.11)             2.97             0.00           (0.93)
October 1, 2005 to October 31, 2005(5) ..     $12.61      (0.01)            (0.34)            0.00            0.00
April 11, 2005(3) to September 30, 2005 .     $11.10      (0.04)(6)          1.55             0.00            0.00
Investor Class
November 1, 2008 to October 31, 2009 ....     $ 7.52      (0.08)(6)          2.70             0.00            0.00
November 1, 2007 to October 31, 2008 ....     $15.93      (0.12)(6)         (5.99)            0.00           (2.30)
November 1, 2006 to October 31, 2007 ....     $13.99      (0.16)(6)          3.64             0.00           (1.54)
November 1, 2005 to October 31, 2006 ....     $12.18      (0.19)             2.93             0.00           (0.93)
October 1, 2005 to October 31, 2005(5) ..     $12.52      (0.01)            (0.33)            0.00            0.00
April 11, 20053 to September 30, 2005 ...     $11.06      (0.07)(6)          1.53             0.00            0.00

   The accompanying notes are an integral part of these financial statements.

             Wells Fargo Advantage Small and Mid Cap Stock Funds 97


Financial Highlights

               Ending    Ratio to Average Net Assets (Annualized)
             Net Asset   ----------------------------------------               Portfolio    Net Assets at
  Return     Value Per     Net Investment     Gross       Net         Total      Turnover    End of Period
of Capital     Share        Income (Loss)   Expenses   Expenses     Return(1)    Rate(2)    (000's omitted)
----------   ---------     --------------   --------   --------     ---------   ---------   ---------------


   0.00        $ 4.52          (0.48)%        1.33%      1.15%        26.97%        68%         $ 22,620
   0.00        $ 3.56          (0.48)%        1.32%      1.15%       (32.19)%       86%         $ 18,644

   0.00        $ 4.53          (0.27)%        1.05%      0.90%        27.25%        68%         $      9
   0.00        $ 3.56          (0.28)%        1.00%      0.90%       (32.19)%       86%         $      7

   0.00        $ 4.46          (0.81)%        1.62%      1.45%        26.35%        68%         $ 28,067
   0.00        $ 3.53          (0.90)%        1.62%      1.55%       (43.62)%       86%         $ 22,151
   0.00        $ 7.68          (0.78)%        1.59%      1.57%        31.66%       116%         $ 44,067
   0.00        $ 6.67          (0.84)%        1.65%      1.57%        14.05%       123%         $ 37,968
   0.00        $ 6.37          (1.13)%        1.58%      1.57%        (2.00)%       13%         $ 50,319
   0.00        $ 6.50          (1.69)%        1.56%      1.55%         9.24%       143%         $ 52,005


   0.00        $10.23          (0.93)%        1.51%      1.40%        34.96%        76%         $164,636
   0.00        $ 7.58          (0.91)%        1.54%      1.40%       (43.80)%       82%         $115,579
   0.00        $16.02          (0.91)%        1.55%      1.40%        27.63%       122%         $199,396
   0.00        $14.03          (1.15)%        1.61%      1.40%        23.82%       142%         $110,813
   0.00        $12.19          (1.27)%        1.56%      1.40%        (2.71)%       10%         $ 98,728
   0.00        $12.53          (1.14)%        1.58%      1.40%        19.31%       149%         $102,926

   0.00        $ 9.62          (1.67)%        2.26%      2.15%        33.98%        76%         $  4,182
   0.00        $ 7.18          (1.67)%        2.29%      2.15%       (44.24)%       82%         $  4,648
   0.00        $15.41          (1.70)%        2.30%      2.15%        26.62%       122%         $ 14,311
   0.00        $13.65          (1.90)%        2.36%      2.15%        22.86%       142%         $ 20,226
   0.00        $11.97          (2.02)%        2.31%      2.15%        (2.76)%       10%         $ 20,966
   0.00        $12.31          (1.90)%        2.31%      2.15%        18.46%       149%         $ 21,940

   0.00        $ 9.64          (1.67)%        2.26%      2.15%        34.08%        76%         $  5,252
   0.00        $ 7.19          (1.67)%        2.27%      2.15%       (44.25)%       82%         $  4,519
   0.00        $15.43          (1.66)%        2.30%      2.15%        26.68%       122%         $ 10,187
   0.00        $13.66          (1.90)%        2.36%      2.15%        22.84%       142%         $  6,543
   0.00        $11.98          (2.02)%        2.31%      2.15%        (2.84)%       10%         $  6,008
   0.00        $12.33          (1.90)%        2.31%      2.15%        18.42%       149%         $  6,271

   0.00        $10.39          (0.73)%        1.32%      1.20%        35.29%        76%         $240,411
   0.00        $ 7.68          (0.70)%        1.36%      1.20%       (43.69)%       82%         $148,493
   0.00        $16.17          (0.71)%        1.37%      1.20%        27.90%       122%         $110,917
   0.00        $14.12          (0.95)%        1.43%      1.20%        24.07%       142%         $ 62,302
   0.00        $12.24          (1.07)%        1.38%      1.20%        (2.78)%       10%         $ 53,953
   0.00        $12.59          (0.94)%        1.37%      1.20%        19.54%       149%         $ 55,961

   0.00        $10.56          (0.43)%        1.07%      0.90%        35.73%        76%         $419,154
   0.00        $ 7.78          (0.40)%        1.09%      0.90%       (43.50)%       82%         $197,150
   0.00        $16.30          (0.41)%        1.10%      0.90%        28.22%       122%         $ 85,664
   0.00        $14.19          (0.64)%        1.16%      0.90%        24.46%       142%         $ 55,921
   0.00        $12.26          (0.77)%        1.11%      0.90%        (2.78)%       10%         $ 31,430
   0.00        $12.61          (0.65)%        1.15%      0.92%        13.60%       149%         $ 31,416

   0.00        $10.14          (1.02)%        1.62%      1.49%        34.84%        76%         $ 26,402
   0.00        $ 7.52          (1.05)%        1.71%      1.55%       (43.87)%       82%         $ 19,322
   0.00        $15.93          (1.09)%        1.72%      1.57%        27.32%       122%         $ 43,069
   0.00        $13.99          (1.32)%        1.78%      1.57%        23.59%       142%         $ 37,082
   0.00        $12.18          (1.44)%        1.73%      1.57%        (2.72)%       10%         $ 35,304
   0.00        $12.52          (1.33)%        1.72%      1.57%        13.20%       149%         $ 37,511

             98 Wells Fargo Advantage Small and Mid Cap Stock Funds


                                                            Financial Highlights

                                            Beginning                    Net Realized    Distributions
                                            Net Asset        Net        and Unrealized      from Net      Distributions
                                            Value Per     Investment      Gain (Loss)      Investment       from Net
                                              Share     Income (Loss)   on Investments       Income      Realized Gains
                                            ---------   -------------   --------------   -------------   --------------
SMALL CAP OPPORTUNITIES FUND
Administrator Class
November 1, 2008 to October 31, 2009 ....     $23.47      (0.02)              3.38           0.00(7)         (0.93)
November 1, 2007 to October 31, 2008 ....     $39.68       0.01             (11.23)         (0.10)           (4.89)
November 1, 2006 to October 31, 2007 ....     $38.56       0.11               6.99           0.00            (5.98)
November 1, 2005 to October 31, 2006 ....     $33.97      (0.04)              7.30           0.00            (2.67)
October 1, 2005 to October 31, 2005(5) ..     $34.93      (0.01)             (0.95)          0.00             0.00
October 1, 2004 to September 30, 2005 ...     $33.46      (0.09)              6.05           0.00            (4.49)
SMALL CAP VALUE FUND
Class A
November 1, 2008 to October 31, 2009 ....     $18.22       0.15(6)            4.95           0.00             0.00
November 1, 2007 to October 31, 2008 ....     $36.28      (0.02)(6)         (13.25)         (0.01)           (4.78)
November 1, 2006 to October 31, 2007 ....     $32.63      (0.15)(6)           6.76           0.00            (2.96)
November 1, 2005 to October 31, 2006 ....     $31.17      (0.04)              4.61           0.00            (3.11)
January 1, 2005 to October 31, 2005(4) ..     $29.19      (0.18)              2.67           0.00            (0.51)
January 1, 2004 to December 31, 2004 ....     $27.40      (0.27)(6)           5.51           0.00            (3.45)
Class B
November 1, 2008 to October 31, 2009 ....     $16.75       0.01(6)            4.52           0.00             0.00
November 1, 2007 to October 31, 2008 ....     $33.98      (0.22)(6)         (12.23)          0.00            (4.78)
November 1, 2006 to October 31, 2007 ....     $30.96      (0.38)(6)           6.36           0.00            (2.96)
November 1, 2005 to October 31, 2006 ....     $29.92      (0.35)              4.50           0.00            (3.11)
January 1, 2005 to October 31, 2005(4) ..     $28.21      (0.40)              2.62           0.00            (0.51)
January 1, 2004 to December 31, 2004 ....     $26.79      (0.47)(6)           5.34           0.00            (3.45)
Class C
November 1, 2008 to October 31, 2009 ....     $16.80       0.01(6)            4.53           0.00             0.00
November 1, 2007 to October 31, 2008 ....     $34.07      (0.22)(6)         (12.27)          0.00            (4.78)
November 1, 2006 to October 31, 2007 ....     $31.03      (0.38)(6)           6.38           0.00            (2.96)
November 1, 2005 to October 31, 2006 ....     $29.99      (0.34)              4.49           0.00            (3.11)
January 1, 2005 to October 31, 2005(4) ..     $28.27      (0.44)              2.67           0.00            (0.51)
January 1, 2004 to December 31, 2004 ....     $26.83      (0.47)(6)           5.36           0.00            (3.45)
Institutional Class
November 1, 2008 to October 31, 2009 ....     $18.50       0.25(6)            5.05           0.00             0.00
November 1, 2007 to October 31, 2008 ....     $36.77       0.13(6)          (13.45)         (0.17)           (4.78)
July 31, 2007(3) to October 31, 2007 ....     $34.30       0.01(6)            2.46           0.00             0.00
Investor Class
November 1, 2008 to October 31, 2009 ....     $18.50       0.17(6)            5.03           0.00             0.00
November 1, 2007 to October 31, 2008 ....     $36.73      (0.01)(6)         (13.43)         (0.01)           (4.78)
November 1, 2006 to October 31, 2007 ....     $32.98      (0.13)(6)           6.84           0.00            (2.96)
November 1, 2005 to October 31, 2006 ....     $31.45      (0.02)              4.66           0.00            (3.11)
January 1, 2005 to October 31, 2005(4) ..     $29.40      (0.15)              2.71           0.00            (0.51)
January 1, 2004 to December 31, 2004 ....     $27.53      (0.22)(6)           5.54           0.00            (3.45)

The accompanying notes are an integral part of these financial statements.

             Wells Fargo Advantage Small and Mid Cap Stock Funds 99


Financial Highlights

              Ending     Ratio to Average Net Assets (Annualized)
             Net Asset   ----------------------------------------               Portfolio    Net Assets at
  Return     Value Per     Net Investment     Gross       Net         Total     Turnover     End of Period
of Capital     Share        Income (Loss)   Expenses   Expenses     Return(1)    Rate(2)    (000's omitted)
----------   ---------     --------------   --------   --------     ---------   ---------   ---------------


  (0.02)       $25.88          (0.07)%        1.31%      1.20%        15.44%        68%        $  612,110
   0.00        $23.47           0.08%         1.28%      1.20%       (31.65)%       72%        $  541,369
   0.00        $39.68           0.29%         1.33%      1.20%        20.94%        65%        $  910,162
   0.00        $38.56          (0.11)%        1.34%      1.20%        22.57%        79%        $  800,078
   0.00        $33.97          (0.35)%        1.33%      1.20%        (2.78)%        7%        $  704,714
   0.00        $34.93          (0.28)%        1.29%      1.20%        18.76%       107%        $  725,651


   0.00        $23.32           0.79%         1.44%      1.44%        27.99%        27%        $  438,744
   0.00        $18.22          (0.08)%        1.44%      1.44%       (41.27)%       27%        $  382,412
   0.00        $36.28          (0.45)%        1.44%      1.44%        21.87%        48%        $  715,334
   0.00        $32.63          (0.15)%        1.44%      1.43%        15.44%        33%        $  656,151
   0.00        $31.17          (0.70)%        1.50%      1.47%         8.66%        33%        $  606,811
   0.00        $29.19          (0.96)%        1.57%      1.53%        19.89%        34%        $  598,226

   0.00        $21.28           0.03%         2.19%      2.19%        27.04%        27%        $   46,175
   0.00        $16.75          (0.87)%        2.19%      2.19%       (41.68)%       27%        $   53,515
   0.00        $33.98          (1.20)%        2.19%      2.19%        20.94%        48%        $  123,492
   0.00        $30.96          (0.91)%        2.19%      2.18%        14.61%        33%        $  128,970
   0.00        $29.92          (1.46)%        2.26%      2.24%         7.99%        33%        $  133,825
   0.00        $28.21          (1.71)%        2.33%      2.28%        18.95%        34%        $  136,825

   0.00        $21.34           0.03%         2.19%      2.19%        27.02%        27%        $   70,558
   0.00        $16.80          (0.85)%        2.19%      2.19%       (41.69)%       27%        $   69,952
   0.00        $34.07          (1.20)%        2.19%      2.19%        20.96%        48%        $  146,997
   0.00        $31.03          (0.91)%        2.19%      2.18%        14.57%        33%        $  143,872
   0.00        $29.99          (1.46)%        2.26%      2.24%         8.01%        33%        $  146,162
   0.00        $28.27          (1.71)%        2.34%      2.29%        19.00%        34%        $  157,329

   0.00        $23.80           1.24%         1.00%      0.95%        28.65%        27%        $  843,753
   0.00        $18.50           0.49%         0.99%      0.95%       (40.96)%       27%        $  340,878
   0.00        $36.77           0.13%         0.97%      0.94%         7.20%        48%        $    8,707

   0.00        $23.70           0.88%         1.55%      1.36%        28.11%        27%        $1,523,637
   0.00        $18.50          (0.02)%        1.57%      1.36%       (41.20)%       27%        $1,461,833
   0.00        $36.73          (0.37)%        1.61%      1.36%        21.95%        48%        $3,183,124
   0.00        $32.98          (0.05)%        1.61%      1.36%        15.53%        33%        $2,571,031
   0.00        $31.45          (0.57)%        1.58%      1.34%         8.83%        33%        $1,926,165
   0.00        $29.40          (0.79)%        1.40%      1.36%        20.09%        34%        $1,359,158

            100 Wells Fargo Advantage Small and Mid Cap Stock Funds


                                                   Notes to Financial Statements

1. ORGANIZATION

Wells Fargo Funds Trust (the "Trust") is an open-end investment management company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). These financial statements report on the following funds: Wells Fargo Advantage C&B Mid Cap Value Fund ("C&B Mid Cap Value Fund")'Wells Fargo Advantage Common Stock Fund ("Common Stock Fund"), Wells Fargo Advantage Mid Cap Growth Fund ("Mid Cap Growth Fund"), Wells Fargo Advantage Small Cap Growth Fund ("Small Cap Growth Fund"), Wells Fargo Advantage Small Cap Opportunities Fund ("Small Cap Opportunities Fund"), and Wells Fargo Advantage Small Cap Value Fund ("Small Cap Value Fund") (each, a "Fund", collectively, the "Funds"). Each Fund is a diversified series of the Trust, a Delaware statutory trust organized on November 8, 1999.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of each Fund, are in conformity with U.S. Generally Accepted Accounting Principles ("GAAP") which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Management has considered the circumstances under which the Funds should recognize or make disclosures regarding events or transactions occurring subsequent to the balance sheet date through December 23, 2009 which represents the date the financial statements are issued. Adjustments or additional disclosures, if any, have been included in these financial statements.

SECURITIES VALUATION

Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price. Securities listed on The NASDAQ Stock Market, Inc. ("NASDAQ") are valued at the NASDAQ Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the NASDAQ, the bid price will be used. In the absence of any sale of securities listed on the NASDAQ, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed "stale" and the valuations will be determined in accordance with the Funds' Fair Valuation Procedures.

Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign investments are traded but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of the investments, then those investments are fair valued following procedures approved by the Board of Trustees. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Depending on market activity, such fair valuations may be frequent. In light of the judgment involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price.

Investments in open-end mutual funds are valued at net asset value.

Investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

The valuation techniques used by the Funds to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the prevailing rates of exchange at the date of valuation. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar

            Wells Fargo Advantage Small and Mid Cap Stock Funds 101


Notes to Financial Statements

equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities, at fiscal period-end, resulting in changes in exchange rates.

The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities at fiscal period-end are not separately presented. Such changes are recorded with net realized and unrealized gain from investments. Gains and loses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

REPURCHASE AGREEMENTS

The Funds may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Wells Fargo Funds Management, LLC. The repurchase agreements must be fully collateralized based on values that are marked to market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian's responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations. There could be potential loss to a Fund in the event that such Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which a Fund seeks to assert its rights.

FORWARD FOREIGN CURRENCY CONTRACTS

Certain Funds may be subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on foreign currency related transactions. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by having the counterparty post collateral to cover the Fund's exposure to the counterparty.

SECURITY LOANS

The Funds may loan securities in return for securities, irrevocable letters of credit or cash collateral, which is invested in various short-term fixed income securities. A Fund may receive compensation for lending securities in the form of fees payable by the borrower or by retaining a portion of interest on the investment securities purchased with cash received as collateral (after payment of a "broker rebate fee" to the borrower). A Fund also continues to receive interest or dividends on the securities loaned. Security loans are secured at all times by collateral, although the loans may not be fully supported at all times if, for example, the instruments in which cash collateral is invested decline in value or the borrower fails to provide additional collateral when required in a timely manner or at all. The collateral is equal to at least 102% of the market value of the securities loaned plus accrued interest when the transaction is entered into. Cash collateral received by a Fund pursuant to these loans generally is invested on behalf of the Fund by the securities lending agent in securities that, at the time of investment, are considered high-quality short-term debt investments (including money market instruments) and have been evaluated and approved by the Fund's adviser and are permissible investments for the Fund. Cash collateral is invested on behalf of a Fund through a joint account in a manner similar to the Fund's investment of its cash reserves and the Fund is entitled to the gains and bears the losses on such investments. The net asset value of a Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of instruments purchased with cash collateral. Another risk from securities lending is that the borrower may not provide additional collateral when required or return the securities when due or when called for by the Fund. In either case, a Fund could experience delays in recovering securities or collateral or could lose all or part of the value of the loaned securities.

            102 Wells Fargo Advantage Small and Mid Cap Stock Funds


                                                   Notes to Financial Statements

Wells Fargo Bank, N.A., currently acts as the securities lending agent for the Funds, subject to the overall supervision of the Funds' investment adviser, and has delegated its duties as securities lending agent to an affiliated sub-agent for certain funds and to an unaffiliated sub-agent for other funds. Pursuant to an exemptive order granted by the SEC and subject to compliance with its conditions, Wells Fargo Bank, N.A. under a contract is entitled to receive for its services 25% of the revenues earned on the securities lending activities and incurs all expenses. Wells Fargo Bank, N.A. pays all or part of its portion of the revenues generated by securities lending activities to the sub-agents as compensation for their services as sub-agents. The securities lending agent may make payments to borrowers and placing brokers that are not affiliated, directly or indirectly, with the Trust, the adviser or the distributor. For the year ended October 31, 2009, Wells Fargo Bank, N.A. waived a portion of its share of revenues earned on securities lending activities. Such waivers by Wells Fargo Bank, N.A. have the impact of increasing securities lending income on the Statements of Operations. For foreign equity securities, Bank of New York Mellon serves as the securities lending sub-agent and receives for its services 20% of the revenues earned on the securities lending activities that it conducts with respect to foreign equity securities. The value of the securities on loan, the related collateral and the liability to return the collateral at October 31, 2009, are shown on the Statements of Assets and Liabilities.

OPTIONS

Certain Funds may be subject to equity price risk in the normal course of pursuing its investment objectives. The Fund may write covered put or call options. When a Fund writes an option, an amount equal to the premium received is recorded as a liability and is subsequently adjusted to the current market value of the written option. Premiums received from written options, which expire unexercised, are recognized as realized gains from investments on the expiration date. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as a realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in calculating the realized gain or loss on the sale. If a put option is exercised, the premium reduces the cost of the security purchased. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

The Fund may also purchase call or put options. The premium is included in the Statement of Assets and Liabilities as an investment which is subsequently adjusted to the current market value of the option. Premiums paid for purchased options which expire are recognized as realized losses from investments on the expiration date. Premiums paid for purchased options which are exercised or closed are added to the amount paid or offset against the proceeds on the underlying security to determine the realized gain or loss. The risk of loss associated with purchased options is limited to the premium paid.

Options traded on an exchange are regulated and terms of the options are standardized. Options traded over the counter expose the Fund to counterparty risk in the event the counterparty does not perform. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by having the counterparty post collateral to cover the Fund's exposure to the counterparty.

STRUCTURED INVESTMENT VEHICLES

The Funds may invest in structured debt securities, such as those issued by Structured Investment Vehicles ("SIVs"). SIVs invest in a diversified pool of underlying securities, which may include finance company debt and structured finance assets, residential mortgage-backed securities, commercial mortgage-backed securities, collateralized loan obligations, collateralized debt obligations and other asset backed securities. The ability of a SIV to repay debt depends primarily on the cash collections received from the SIV's underlying asset portfolio, which may include certain assets such as subprime mortgages that are subject to heightened risks of credit quality or market value deterioration under the continuing adverse conditions in the U.S. credit markets, and on the ability to obtain short-term funding through the issuance of new debt. Investments in these securities present increased credit and liquidity risks as there could be losses to a Fund in the event of credit or market value deterioration in a SIV's underlying portfolio, mismatches in the timing of the cash flows of the underlying asset interests and the repayment obligations of maturing securities issued by a SIV, or a SIV's inability to issue new debt.

            103 Wells Fargo Advantage Small and Mid Cap Stock Funds


Notes to Financial Statements

As of October 31, 2009, the following Funds owned certain of these types of structured securities in the amounts shown in the table. These securities were originally purchased by the Funds' securities lending agent on behalf of the Funds through a joint account with cash collateral received by the Funds pursuant to loans of the Funds' securities. Although considered high-quality, short-term money market instruments when originally purchased by the securities lending agent through the joint account, the SIVs are now in payment default, have been restructured following default or are otherwise impaired and are valued at fair value as shown in the Portfolio of Investments.

                               Defaulted/Impaired SIVs
                                       ($Value)          % of Net Assets
                               -----------------------   ---------------
C&B MID CAP VALUE FUND               $1,304,753               0.55
COMMON STOCK FUND                     5,233,990               0.66
MID CAP GROWTH FUND                     889,722               0.71
SMALL CAP GROWTH FUND                 4,939,363               0.57
SMALL CAP OPPORTUNITIES FUND          3,031,334               0.50

In a securities lending transaction, the net asset value of a Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of instruments in which cash collateral is invested. Thus, the current net asset value of each Fund reflects the current valuations assigned to the defaulted or impaired SIVs that were purchased on its behalf through the investment of cash collateral. Declines in the values of defaulted or impaired SIVs generate unrealized losses for a Fund, which are reflected in the Fund's Statement of Assets and Liabilities, equal to the difference between (i) the value of the investments purchased with cash collateral received for securities loaned and (ii) the amount that would be payable if the Fund were to recall the loans at period end.

The amount of securities lending activity undertaken by a Fund fluctuates from time to time. After the occurrence of a default or impairment of a SIV purchased in a joint account by the securities lending agent, as the various participating Funds' lending activity fluctuated, their ratable interest in the joint account, including their ratable exposure to the defaulted or impaired SIVs would fluctuate depending on the relative activity of each participating Fund. In order to eliminate the fluctuation of the various Funds' ratable exposure to the defaulted or impaired SIVs, the adviser to the Funds recommended to the Board of Trustees, and the Board of Trustees approved, actions designed to fix the allocation of percentage ownership in defaulted or impaired SIVs among all funds participating in securities lending ("side pocketing") based on each Fund's percentage ownership of the total cash collateral investment joint account as of the date the fixed allocation is implemented. Accordingly, on February 13, 2009 a side pocketing occurred, which fixed each Fund's ownership of defaulted or impaired SIVs in the joint account based on each such Fund's percentage ownership of the joint account as of such date.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered.

Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

DISTRIBUTIONS TO SHAREHOLDERS

Net investment income, if any, is declared and distributed to shareholders annually. Distributions to shareholders from net realized capital gains, if any, are declared and distributed at least annually.

Distributions are based on amounts calculated in accordance with the applicable federal income tax regulations, which may differ from GAAP. The timing and character of distributions made during the period from net investment income or net realized gains may also differ from their ultimate characterization for federal income tax purposes. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts

            104 Wells Fargo Advantage Small and Mid Cap Stock Funds


                                                   Notes to Financial Statements

based on their federal tax-basis treatment. Temporary differences do not require reclassifications. At October 31, 2009, as a result of permanent book-to-tax differences, the following reclassification adjustments were made on the Statements of Assets and Liabilities:

                                Undistributed/     Accumulated
                               Over distributed   Net Realized
                                Net Investment       Loss on         Paid-in
                                    Income         Investments       Capital
                               ----------------   ------------    ------------
C&B MID CAP VALUE FUND           $  (685,371)     $    685,371    $          0
COMMON STOCK FUND                     25,665           (25,665)              0
MID CAP GROWTH FUND                  764,348           119,597        (883,945)
SMALL CAP GROWTH FUND              4,049,557         9,177,645     (13,227,202)
SMALL CAP OPPORTUNITIES FUND         388,476            44,055        (432,531)
SMALL CAP VALUE FUND              (3,505,191)      (23,886,481)     27,391,672

FEDERAL AND OTHER TAXES

Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund of the Trust to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

Each Fund's income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities.

At October 31, 2009, estimated net capital loss carryforwards, which are available to offset future net realized capital gains, were as follows:

                                                   Expiration
                               -----------------------------------------------------
                                   2010         2011          2016          2017
                               -----------   ----------   -----------   ------------
C&B MID CAP VALUE FUND         $         0   $        0   $85,280,093   $ 64,071,649
COMMON STOCK FUND                        0            0    10,053,056     48,293,133
MID CAP GROWTH FUND                      0            0     3,293,594     23,610,181
SMALL CAP GROWTH FUND                    0            0     6,714,729     35,290,020
SMALL CAP OPPORTUNITIES FUND             0            0             0    102,501,015
SMALL CAP VALUE FUND            27,035,733    1,040,222    23,137,265    131,097,480

CLASS ALLOCATIONS

The separate classes of shares offered by each Fund differ principally in applicable sales charges, distribution, shareholder servicing and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of a Fund, earn income from the portfolio, and are allocated unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing, and administration fees.

AFFILIATE SECURITIES

An affiliate company is a company in which a Fund has ownership of at least 5% of the outstanding shares. Companies that are affiliates of a Fund at period-end are noted in the Fund's Portfolio of Investments. The following such positions were held by the Small Cap Value Fund at October 31, 2009.

            Wells Fargo Advantage Small and Mid Cap Stock Funds 105


Notes to Financial Statements

                                                                                                                    % of
                                                                        Market       Unrealized     Dividend    Outstanding
SECURITY NAME                               Shares         Cost          Value       Gain (Loss)     Income        Shares
-------------                             ----------   -----------   ------------   ------------   ----------   -----------
ACCO Brands Corporation                    2,796,000   $29,056,263   $ 16,943,760   $(12,112,503)  $        0       5.12%
Capstead Mortgage Corporation              4,101,700    49,199,084     53,978,372      4,779,288    2,220,334       5.93%
Citadel Broadcasting Corporation          13,530,170    40,389,301      1,528,909    (38,860,392)           0       5.09%
Covenant Transport Incorporated Class A      947,000    14,664,710      4,772,880     (9,891,830)           0       8.00%
Cray Incorporated                          2,922,000    25,750,126     21,798,120     (3,952,006)           0       8.32%
Cross Country Healthcare Incorporated      2,276,066    40,351,085     18,800,305    (21,550,780)           0       7.38%
GEO Group Incorporated                     2,668,100    23,193,550     56,430,315     33,236,765            0       5.19%
Global Industries Limited                  7,360,700    79,425,636     53,659,503    (25,766,133)           0       6.46%
Hill International Incorporated            2,171,800     7,985,445     14,594,496      6,609,051            0       5.60%
Intermec Incorporated                      3,387,400    62,764,380     41,732,768    (21,031,612)           0       5.45%
InterOil Corporation                       4,239,685    96,211,005    193,244,842     97,033,837            0      11.80%
Intertape Polymer Group Incorporated       7,822,750    47,938,906     13,611,585    (34,327,321)           0      13.27%
Invesco Mortgage Capital                     764,300    15,183,524     15,240,142         56,618      466,223       8.60%
ION Geophysical Corporation                7,479,600    18,172,979     28,646,868     10,473,889            0       6.31%
McMoRan Exploration Company                6,378,000    67,305,623     49,046,820    (18,258,803)           0       7.41%
MRV Communications Incorporated           12,357,200    29,402,599      9,144,328    (20,258,271)           0       7.84%
Newpark Resources Incorporated             8,037,900    47,805,674     24,194,079    (23,611,595)           0       9.04%
NYMAGIC Incorporated                         630,200    16,346,632      9,005,558     (7,341,074)      37,446       7.47%
Orasure Technologies Incorporated          4,843,814    39,844,613     15,790,834    (24,053,779)           0      10.55%
OSI Systems Incorporated                   1,522,400    28,929,241     29,884,712        955,471            0       8.67%
Palm Harbor Homes Incorporated             1,554,109    13,949,468      3,434,581    (10,514,887)           0       6.79%
PHI Incorporated                             849,051    20,220,077     14,586,696     (5,633,381)           0       6.81%
Prestige Brands Holdings Incorporated      2,508,200    27,410,368     16,955,432    (10,454,936)           0       5.01%
Skyline Corporation                          516,555    14,819,804      9,034,547     (5,785,257)      90,837       6.16%
Symyx Technologies Incorporated            1,770,900    14,038,511     10,395,183     (3,643,328)           0       5.14%
US Concrete Incorporated                   2,888,611    17,307,088      4,650,664    (12,656,424)           0       7.74%
Voyager Learning Company                   1,649,100    16,219,173      7,585,860     (8,633,313)           0       5.52%
Webco Industries Incorporated                 98,365     5,986,090      4,721,496     (1,264,594)           0      13.89%
Western Liberty Bancorp                      857,050     8,358,091      6,899,253     (1,458,838)           0       7.82%

3. FAIR VALUATION MEASUREMENTS

Fair value measurements are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund's investments. These inputs are summarized into three broad levels as follows:

-    Level 1 - quoted prices in active markets for identical investments

- Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

- Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in these securities.

            106 Wells Fargo Advantage Small and Mid Cap Stock Funds


                                                   Notes to Financial Statements

The following is a summary of the inputs used as of October 31, 2009 in valuing the Funds' investments in securities:

                                                              Significant Other       Significant
                                              Quoted Prices   Observable Inputs   Unobservable Inputs
INVESTMENTS IN SECURITIES                       (Level 1)         (Level 2)            (Level 3)             Total
-------------------------                    --------------   -----------------   -------------------   --------------
C&B MID CAP VALUE FUND
   EQUITY SECURITIES
      COMMON STOCKS                          $  235,658,338      $         0          $         0       $  235,658,338
   CORPORATE DEBT SECURITIES                              0        2,654,424            1,304,753            3,959,177
   DEBT SECURITIES ISSUED BY STATES IN THE
      U.S. AND ITS POLITICAL SUBDIVISIONS                 0          659,738                    0              659,738
   SHORT TERM INVESTMENTS                         3,620,744          594,470                    0            4,215,214
      TOTAL                                  $  239,279,082      $ 3,908,632          $ 1,304,753       $  244,492,467
COMMON STOCK FUND
   EQUITY SECURITIES
      COMMON STOCKS                          $  739,894,344      $         0          $10,146,000       $  750,040,344
      REGISTERED INVESTMENT COMPANY              16,765,020                0                    0           16,765,020
   CORPORATE DEBT SECURITIES                              0       18,205,592            5,233,990           23,439,582
   DEBT SECURITIES ISSUED BY STATES IN THE
      U.S. AND ITS POLITICAL SUBDIVISIONS                 0        4,524,880                    0            4,524,880
   SHORT TERM INVESTMENTS                        40,665,040        4,077,213                    0           44,742,253
      TOTAL                                  $  797,324,404      $26,807,685          $15,379,990       $  839,512,079
MID CAP GROWTH FUND
   EQUITY SECURITIES
      COMMON STOCKS                          $  124,842,348      $         0          $         0       $  124,842,348
   CORPORATE DEBT SECURITIES                              0        3,000,255              889,722            3,889,977
   DEBT SECURITIES ISSUED BY STATES IN THE
      U.S. AND ITS POLITICAL SUBDIVISIONS                 0          745,694                    0              745,694
   SHORT TERM INVESTMENTS                         6,336,245          671,918                    0            7,008,163
      TOTAL                                  $  131,178,593      $ 4,417,867          $   889,722       $  136,486,182
SMALL CAP GROWTH FUND
   EQUITY SECURITIES
      COMMON STOCKS                          $  815,764,306      $         0          $         0       $  815,764,306
   CORPORATE DEBT SECURITIES                              0       45,040,883            4,939,363           49,980,246
   DEBT SECURITIES ISSUED BY STATES IN THE
      U.S. AND ITS POLITICAL SUBDIVISIONS                 0       11,194,618                    0           11,194,618
   SHORT TERM INVESTMENTS                        66,215,624       10,087,081                    0           76,302,705
      TOTAL                                  $  881,979,930      $66,322,582          $ 4,939,363       $  953,241,875
SMALL CAP OPPORTUNITIES FUND
   EQUITY SECURITIES
      COMMON STOCKS                          $  545,384,449      $         0          $         0       $  545,384,449
      REGISTERED INVESTMENT COMPANY               5,888,575                0                    0            5,888,575
   CORPORATE DEBT SECURITIES                              0       19,797,295            3,031,334           22,828,629
   DEBT SECURITIES ISSUED BY STATES IN THE
      U.S. AND ITS POLITICAL SUBDIVISIONS                 0        4,920,490                    0            4,920,490
   SHORT TERM INVESTMENTS                        72,909,027        4,433,680                    0           77,342,707
      TOTAL                                  $  624,182,051      $29,151,465          $ 3,031,334       $  656,364,850
SMALL CAP VALUE FUND
   EQUITY SECURITIES
      COMMON STOCKS                          $2,744,940,093      $         0          $ 9,172,000       $2,754,112,093
      REGISTERED INVESTMENT COMPANY              48,371,152                0                    0           48,371,152
   SHORT TERM INVESTMENTS                       137,728,777                0                    0          137,728,777
      TOTAL                                  $2,931,040,022      $         0          $ 9,172,000       $2,940,212,022

Further details on the major security types listed above for each fund can be found in the Portfolio of Investments.

            Wells Fargo Advantage Small and Mid Cap Stock Funds 107


Notes to Financial Statements

As of October 31, 2009, the inputs used in valuing the Fund's other financial instruments, which are carried at fair value, were as follows:

                                                             Significant Other       Significant
                                             Quoted Prices   Observable Inputs   Unobservable Inputs
                                                (Level 1)        (Level 2)            (Level 3)           Total
                                             -------------   -----------------   -------------------   ----------
SMALL CAP VALUE FUND                               $0            $3,466,812               $0           $3,466,812
Other financial instruments*

*    Other financial instruments include written options.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

                                                  C&B Mid        Common       Mid Cap     Small Cap      Small Cap     Small Cap
                                                 Cap Value       Stock        Growth        Growth     Opportunities      Value
                                                    Fund          Fund         Fund          Fund           Fund          Fund
                                                -----------   -----------   ----------   -----------   -------------   ----------
EQUITY SECURITIES
   Common stocks
      Balance as of 10/31/2008                  $         0   $         0   $        0   $         0    $         0    $        0
         Accrued discounts (premiums)                     0             0            0             0              0             0
         Realized gain (loss)                             0             0            0             0              0             0
         Change in unrealized
            appreciation (depreciation)                   0             0            0             0              0             0
         Net purchases (sales)                            0    10,146,000            0             0              0     9,172,000
         Net transfer in (out) of Level 3                 0             0            0             0              0             0
      Balance as of 10/31/2009                            0    10,146,000            0             0              0     9,172,000
CORPORATE DEBT SECURITIES
      Balance as of 10/31/2008                    7,675,364     8,220,006    1,642,970    11,664,353      6,966,772             0
         Realized gain (loss)                    (2,195,710)   (2,909,336)    (732,876)   (3,536,626)    (4,286,080)            0
         Change in unrealized
            appreciation (depreciation)           1,694,642     1,796,329      463,114     2,135,213      3,282,006             0
         Net purchases (sales)                   (5,869,543)   (1,873,009)    (483,486)   (5,323,577)    (2,931,364)            0
         Net transfer in (out) of Level 3                 0             0            0             0              0             0
      Balance as of 10/31/2009                    1,304,753     5,233,990      889,722     4,939,363      3,031,334             0
TOTAL                                           $ 1,304,753   $15,379,990   $  889,722   $ 4,939,363    $ 3,031,334    $9,172,000
Change in unrealized appreciation
   (depreciation) relating to securities held
   at the end of reporting period
CORPORATE DEBT SECURITIES                       $   (67,439)  $  (270,530)  $  (45,987)  $  (255,302)   $  (156,681)   $        0

4. TRANSACTIONS WITH AFFILIATES AND EXPENSES

ADVISORY FEES

The Trust has entered into an advisory contract with Wells Fargo Funds Management, LLC ("Funds Management"). The adviser is responsible for implementing investment policies and guidelines and for supervising the sub-adviser, who is responsible for day-to-day portfolio management.

            108 Wells Fargo Advantage Small and Mid Cap Stock Funds


                                                   Notes to Financial Statements

Pursuant to the contract, Funds Management is entitled to receive an advisory fee for its services as adviser at the following annual rates:

                                                      Advisory
                                                     Fees (% of
                                  Average Daily     Average Daily
                                   Net Assets        Net Assets)
                               ------------------   -------------
C&B MID CAP VALUE FUND         First $500 million       0.750
COMMON STOCK FUND               Next $500 million       0.700
MID CAP GROWTH FUND               Next $2 billion       0.650
                                  Next $2 billion       0.625
                                  Over $5 billion       0.600
SMALL CAP GROWTH FUND          First $500 million       0.850
SMALL CAP OPPORTUNITIES FUND    Next $500 million       0.825
SMALL CAP VALUE FUND              Next $1 billion       0.800
                                  Next $1 billion       0.775
                                  Over $3 billion       0.750

Funds Management may retain the services of certain investment sub-advisers to provide daily portfolio management. The fees related to sub-advisory services are borne directly by the adviser and do not increase the overall fees paid by a Fund to the adviser.

Wells Capital Management Incorporated, an affiliate of Funds Management and indirect wholly owned subsidiary of Wells Fargo & Company, is the sub-adviser to Common Stock Fund, Mid Cap Growth Fund, Small Cap Growth, and Small Cap Value Fund.

Cooke & Bieler LP is the sub-adviser to C&B Mid Cap Value Fund.

Schroder Investment Management North America Incorporated is the sub-adviser to Small Cap Opportunities Fund.

Funds Management has contractually waived advisory fees during the year ended October 31, 2009 to the extent necessary to maintain certain net operating expense ratios for the Funds. Expenses were waived by Funds Management proportionately from all classes, first from advisory fees, and then from any class specific expenses, if applicable.

ADMINISTRATION AND TRANSFER AGENT FEES

The Trust has entered into an Administration Agreement with Funds Management. Under this Agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from each Fund the following annual fees:

                                                   Administration Fees
                                  Average Daily       (% of Average
                                   Net Assets       Daily Net Assets)
                                ----------------   -------------------
Fund level                      First $5 billion           0.05
                                 Next $5 billion           0.04
                                Over $10 billion           0.03
Class A, Class B, and Class C   All asset levels           0.28
Administrator Class             All asset levels           0.10
Institutional Class             All asset levels           0.08
Investor Class*                 All asset levels           0.38

* On February 1, 2009 the class level administration fee for Investor Class was reduced by 0.02%. Prior to February 1, 2009 the class level administration fee for Investor Class was 0.40%.

            Wells Fargo Advantage Small and Mid Cap Stock Funds 109


Notes to Financial Statements

Funds Management has contractually waived advisory and administration fees during the year ended October 31, 2009 to the extent necessary to maintain certain net operating expense ratios for the Funds. Expenses were waived by Funds Management proportionately from all classes, first from advisory fees, and then from any class specific expenses, if applicable.

CUSTODY AND FUND ACCOUNTING FEES

The Funds have entered into a contract with State Street Bank and Trust Company ("State Street"), whereby State Street is responsible for providing custody services and fund accounting services to the Funds (the "Custody and Fund Accounting Agreement.") Pursuant to the Custody and Fund Accounting Agreement, State Street is entitled to an annual asset-based fee for domestic and global custody services for the Funds. Also pursuant to the Custody and Fund Accounting Agreement, State Street is entitled to receive annual asset-based fees for providing fund accounting services to the Funds.

Prior to August 17, 2009, WFB was responsible for providing custody services to the Funds and was entitled to a monthly fee for custody services at an annual rate of 0.02% of the average daily net assets of each Fund. PNC Global Investment Servicing ("PNC") served as fund accountant for the Trust prior to August 17, 2009 and received an annual asset-based fee and an annual fixed fee from each Fund. PNC was also reimbursed for all out-of-pocket expenses reasonably incurred in providing these services.

DISTRIBUTION FEES

The Trust has adopted a Distribution Plan for Class B and Class C shares of the applicable Funds pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to the Class B and Class C shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter of each Fund, at an annual rate of 0.75% of the average daily net assets of each class.

For the year ended October 31, 2009, Wells Fargo Funds Distributor, LLC received the following amounts in front-end sales charges and contingent deferred sales charges.

                           Front-end     Contingent deferred
                         sales charges      sales charges
                         -------------   -------------------
                             Class A      Class B   Class C
                           ----------     -------   -------
C&B MID CAP VALUE FUND     $  214,309     $13,645    $  412
COMMON STOCK FUND           3,837,418       3,604     2,318
MID CAP GROWTH FUND           305,169       4,333       126
SMALL CAP GROWTH FUND         271,076       1,769       177
SMALL CAP VALUE FUND        9,021,949      13,794     2,347

SHAREHOLDER SERVICING FEES

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class B, Class C, Administrator Class and Investor Class of each applicable Fund is charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo & Company.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, exclusive of short-term securities (securities with maturities of one year or less at purchase date) for the year ended October 31, 2009, were as follows:

                               Purchases at Cost   Sales Proceeds
                               -----------------   --------------
C&B MID CAP VALUE FUND            $101,525,667      $137,383,628
COMMON STOCK FUND                  377,017,728       402,125,873
MID CAP GROWTH FUND                 71,369,346        79,311,134
SMALL CAP GROWTH FUND              595,786,637       446,230,811
SMALL CAP OPPORTUNITIES FUND       333,260,554       368,007,320
SMALL CAP VALUE FUND               744,892,371       621,622,827

110 Wells Fargo Advantage Small and Mid Cap Stock Funds


                                                   Notes to Financial Statements

6. DERIVATIVE TRANSACTIONS

During the year ended October 31, 2009, Small Cap Value Fund entered into written options for hedging and speculative purposes.

During the year ended October 31, 2009, Small Cap Value Fund had written option activities as follows:

                                               Small Cap Value Fund
                                             ------------------------
                                             Number of     Premiums
                                             Contracts     Received
                                             ---------   ------------
Options outstanding at 10/31/2008             (61,409)   $(12,910,875)
Options Written                              (446,343)    (80,613,216)
Options terminated in closing transactions    325,529      65,032,616
Options expired                               111,309      16,679,755
Options exercised                               7,402       1,187,459
Options outstanding at 10/31/2009             (63,512)   $(10,624,261)

As of October 31, 2009, Small Cap Value Fund had an average of $6,596,829 written option contracts during the year ended October 31, 2009.

7. BANK BORROWINGS

The Trust and Wells Fargo Variable Trust (excluding the money market funds) are parties to a $125,000,000 revolving credit agreement with State Street Bank and Trust Company, whereby the Funds are permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Pursuant to the agreement entered into on September 8, 2009, interest under the credit agreement is charged to each Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, under the credit agreement, the Funds pay an annual commitment fee equal to 0.15% of the unused balance, which is allocated pro rata. Prior to September 8, 2009, the Funds participated in a $150,000,000 revolving credit agreement with the Bank of New York Mellon and paid interest at a rate equal to the Federal Funds rate plus 0.60% and an annual commitment fee equal to 0.15% of the unused balance, which was allocated on a pro rata basis.

For the year ended October 31, 2009, there were no borrowings by any Funds under the agreement.

8. DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the years ended October 31, 2009, and October 31, 2008, were as follows:

                                    Ordinary Income         Long-Term Capital Gain      Return of Capital
                               ------------------------   --------------------------   -------------------
                                  2009          2008          2009          2008         2009       2008
                               ----------   -----------   -----------   ------------   --------   --------
C&B MID CAP VALUE FUND         $3,803,114   $54,009,021   $         0   $ 92,671,032   $      0   $      0
COMMON STOCK FUND                       0    39,641,360             0    147,675,745          0    839,245
MID CAP GROWTH FUND                     0    15,264,107             0     15,713,766          0          0
SMALL CAP GROWTH FUND                   0    35,987,552             0     31,124,496          0          0
SMALL CAP OPPORTUNITIES FUND       34,642    22,197,855    21,371,032     90,988,884    489,792          0
SMALL CAP VALUE FUND                    0     3,561,113             0    535,879,448          0          0

            Wells Fargo Advantage Small and Mid Cap Stock Funds 111


Notes to Financial Statements

As of October 31, 2009, the components of distributable earnings on a tax basis are shown in the table below. The difference between book basis and tax basis appreciation is attributable primarily to the tax deferral of losses on wash sales.

                                                   Unrealized
                                Undistributed     Appreciation    Capital Loss
                               Ordinary Income   (Depreciation)  Carryforward*
                               ---------------   --------------  -------------
C&B MID CAP VALUE FUND           $   671,108      $(56,475,387)  $(149,351,742)
COMMON STOCK FUND                  1,021,743        75,231,199     (58,346,189)
MID CAP GROWTH FUND                        0          (709,994)    (26,903,775)
SMALL CAP GROWTH FUND                      0       (18,089,212)    (42,004,749)
SMALL CAP OPPORTUNITIES FUND               0        39,904,548    (102,501,015)
SMALL CAP VALUE FUND              18,862,523       105,343,832    (182,310,700)

* This amount includes the post-October loss, which will reverse on the first day of the following fiscal year.

9. INDEMNIFICATION

Under the Trust's organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust's maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated.

10. LEGAL AND REGULATORY MATTERS

In 2004, the predecessor Strong Funds' investment adviser and affiliates (collectively, "Strong") entered into settlement agreements with certain regulators, including the SEC and the New York Attorney General ("NYAG") to settlement market-timing investigations. In the settlements, Strong agreed to pay investor restitution and civil penalties. On September 14, 2009, the SEC approved the terms of the Distribution Plan for the disgorgement and civil penalties to the predecessor Strong Fund shareholders, and those eligible investors will receive proceeds as a result of the Distribution Plan. The successor funds are not expected to receive any portion of the proceeds. The settlement with the NYAG imposed fee reductions across the predecessor Strong Fund complex, and Funds Management agreed to honor these fee reductions for the benefit of shareholders across the successor funds to total $35 million by May 2009. Although civil litigation against Strong and certain predecessor Strong Funds relating to these matters is continuing, neither the current adviser nor the successor funds is a party to any such suit.

            112 Wells Fargo Advantage Small and Mid Cap Stock Funds


                         Report of Independent Registered Public Accounting Firm

BOARD OF TRUSTEES AND SHAREHOLDERS OF
WELLS FARGO FUNDS TRUST:

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of the Wells Fargo Advantage C&B Mid Cap Value Fund, Wells Fargo Advantage Common Stock Fund, Wells Fargo Advantage Mid Cap Growth Fund, Wells Fargo Advantage Small Cap Growth Fund, Wells Fargo Advantage Small Cap Opportunities Fund, and Wells Fargo Advantage Small Cap Value Fund, (collectively, the "Funds"), six of the Funds constituting the Wells Fargo Funds Trust, as of October 31, 2009, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two year period then ended, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the Standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2009, by correspondence with the custodian and brokers or other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the aforementioned Funds of the Wells Fargo Funds Trust as of October 31, 2009, the results of their operations for the year then ended, changes in their net assets for each of the years in the two year period then ended, and the financial highlights for the periods presented, in conformity with U.S generally accepted accounting principles.


                                        (KPMG LLP)

Boston, Massachusetts
December 23, 2009

            Wells Fargo Advantage Small and Mid Cap Stock Funds 113


                         Other Information (Unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our Web site at www.wellsfargo.com/advantagefunds, or visiting the SEC Web site at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Funds' Web site at www.wellsfargo.com/advantagefunds or by visiting the SEC Web site at www.sec.gov.

TAX INFORMATION

Pursuant to Section 852(b)(3) of the Internal Revenue Code, the following funds designate the amounts listed below as a long-term capital gains distribution for the year ended October 31, 2009:

                               Capital Gain
                                 Dividend
                               ------------
SMALL CAP OPPORTUNITIES FUND    21,371,032

Pursuant to Section 854(b)(2) of the Internal Revenue Code, the Funds listed below designates a percentage of its ordinary income dividends distributed during the year ended October 31, 2009 as qualifying for the corporate dividends-received deduction:

                               Dividend-Received
                                Deduction (% of
                               Ordinary Income
                                   Dividends)
                               -----------------
C&B MIDCAP VALUE FUND                 100%
SMALL CAP OPPORTUNITIES FUND          100%

Pursuant to Section 1(h)(11) of the Internal Revenue Code, the Funds listed below designate the following amounts of their income dividends paid during the year ended October 31, 2009 as qualified dividend income (QDI):

                                  QDI
                               ----------
C&B MIDCAP VALUE FUND          $3,803,114
SMALL CAP OPPORTUNITIES FUND       34,642

Pursuant to Section 871(k)(1)(c) of the Code, the Fund(s) designate the following amount(s) of their income dividends paid during the year ended October 31, 2009, as interest-related dividends:

                               Interest-Related
                                   Dividends
                               ----------------
C&B MIDCAP VALUE FUND              $119,490
SMALL CAP OPPORTUNITIES FUND          8,882

DISTRIBUTION INFORMATION

On December 18, 2008, the Small Cap Opportunities Fund paid a distribution of $.02191 per share to shareholders of record as of December 17, 2008, that included amounts from net investment income and return of capital. It is a requirement of law to notify shareholders if an investment company pays a dividend, or makes a distribution in the nature of a dividend payment, to its shareholders from sources other than net investment income. Accordingly, pursuant to Rule 19a-1 of the 1940 Act, the sources of the distributions are as follows:

DISTRIBUTION DATE   Net Investment income   Capital Gain   Return of Capital
-----------------   ---------------------   ------------   -----------------
DECEMBER 18, 2008          6.61%                 NA              93.39%

            114 Wells Fargo Advantage Small and Mid Cap Stock Funds


                                                   Other Information (Unaudited)

These figures provided are for informational purposes only and should not be used for tax reporting. Shareholders should have received their 2008 IRS Form 1099-DIV in January 2009 for any taxable accounts, which contained the appropriate information to enable them to file their federal and state income tax returns. A "return of capital" represents a return of shareholders' original investment in their shares and should not be confused with dividend "yield" or "income." Shareholders that held Small Cap Opportunities Fund shares in taxable accounts must, upon a taxable disposition of their shares, reduce the cost basis in their shares to the extent that the distribution contains a return of capital and, if they have no further basis in their shares, report any excess as capital gain. Shareholders should consult their tax advisers regarding the federal, state and local tax considerations that may be applicable to their individual circumstances.

            Wells Fargo Advantage Small and Mid Cap Stock Funds 115


Other Information (Unaudited)

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for each Fund, except money market funds, are publicly available on the Funds' Web site (www.wellsfargo.com/advantagefunds) on a monthly, 30-day or more delayed basis, and for money market funds, on a monthly, seven-day delayed basis. In addition, top ten holdings information for each Fund is publicly available on the Funds'Web site on a monthly, seven-day or more delayed basis. Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC Web site at www.sec.gov. In addition, each Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

BOARD OF TRUSTEES

The following table provides basic information about the Board of Trustees (the "Trustees") of the Wells Fargo Funds Trust (the "Trust") and Officers of the Trust. This table should be read in conjunction with the Prospectus and the Statement of Additional Information(1) of each Fund. Each of the Trustees and Officers listed below acts in identical capacities for each of the 133 funds comprising the Trust, Wells Fargo Variable Trust and Wells Fargo Master Trust (collectively the "Fund Complex"), except that the person occupying the office of Treasurer varies for specified Funds. All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

INDEPENDENT TRUSTEES

                    Position Held and
Name and Age        Length of Service(2)     Principal Occupations During Past Five Years                       Other Directorships
------------        -----------------------  ----------------------------------------------------------------  ---------------------
Peter G. Gordon     Trustee, since 1998;     Co-Founder, Chairman, President and CEO of Crystal Geyser.        None
67                  Chairman, since 2005     Water Company.
                    (Lead Trustee since
                    2001)

Isaiah Harris, Jr.  Advisory Board Trustee,  Retired. Prior thereto, President and CEO of BellSouth            CIGNA Corporation;
56                  since 2008               Advertising and Publishing Corp from 2005 to 2007, President and  Deluxe Corporation
                                             CEO of BellSouth Enterprises from 2004 to 2005 and President of
                                             BellSouth Consumer Services from 2000 to 2003. Currently a member of the Iowa State University Foundation Board of
                                             Governors and a member of the Advisory Board of Iowa State
                                             University School of Business.

Judith M. Johnson   Trustee, since 2008      Retired. Prior thereto, Chief Executive Officer and Chief         None
60                                           Investment Officer of Minneapolis Employees Retirement Fund from
                                             1996 to 2008. Ms. Johnson is a certified public accountant and a certified managerial accountant.

David F. Larcker    Advisory Board Trustee,  James Irvin Miller Professor of Accounting at the Graduate        None
59                  since 2008               School of Business, Stanford University, Director of Corporate
                                             Governance Research Program and Co-Director of The Rock Center
                                             for Corporate Governance since 2006. From 2005 to 2008,
                                             Professor of Accounting at the Graduate School of Business,
                                             Stanford University. Prior thereto, Ernst & Young Professor of
                                             Accounting at The Wharton School, University of Pennsylvania
                                             from 1985 to 2005.

Olivia S. Mitchell  Trustee, since 2006      Professor of Insurance and Risk Management, Wharton School,       None
56                                           University of Pennsylvania. Director of the Boettner Center on
                                             Pensions and Retirement Research. Research associate and board member, Penn Aging Research Center. Research associate, National
                                             Bureau of Economic Research.


             116 Wells Fargo Advantage Small and Mid Cap Stock Funds


                                                   Other Information (Unaudited)

                    Position Held and
Name and Age        Length of Service(2)     Principal Occupations During Past Five Years                       Other Directorships
------------        -----------------------  ----------------------------------------------------------------  ---------------------
Timothy J. Penny    Trustee, since 1996      President and CEO of Southern Minnesota Initiative Foundation, a  None
57                                           non-profit organization, since 2007 and Senior Fellow at the
                                             Humphrey Institute Policy Forum at the University of Minnesota
                                             since 1995. Member of the Board of Trustees of NorthStar
                                             Education Finance, Inc., a non-profit organization, since 2007.

Donald C. Willeke   Trustee, since 1996      Principal of the law firm of Willeke & Daniels. General Counsel   None
69                                           of the Minneapolis Employees Retirement Fund from 1984 to
                                             present.

OFFICERS

                    Position Held and
Name and Age        Length of Service(2)     Principal Occupations During Past Five Years                       Other Directorships
------------        -----------------------  ----------------------------------------------------------------  ---------------------
Karla M. Rabusch    President, since 2003    Executive Vice President of Wells Fargo Bank, N.A. and President  None
50                                           of Wells Fargo Funds Management, LLC since 2003. Senior Vice
                                             President and Chief Administrative Officer of Wells Fargo Funds
                                             Management, LLC from 2001 to 2003.

C. David Messman    Secretary, since 2000;   Senior Vice President and Secretary of Wells Fargo Funds          None
49                  Chief Legal Counsel,     Management, LLC since 2001. Vice President and Managing Senior
                    since 2003               Counsel of Wells Fargo Bank, N.A. since 1996.

Kasey Phillips(3)   Treasurer, since 2009    Senior Vice President of Evergreen Investment Management          None
38                                           Company, LLC since 2006 and currently the Treasurer of the Funds
                                             Evergreen since 2005. Vice President and Assistant Vice
                                             President of Evergreen Investment Services, Inc. from 1999 to
                                             2006.

David Berardi(4)    Assistant Treasurer,     Vice President of Evergreen Investment Management Company, LLC    None
34                  since 2009               since 2008. Assistant Vice President of Evergreen Investment
                                             Services, Inc. from 2004 to 2008. Manager of Fund Reporting and
                                             Control for Evergreen Investment Management Company, LLC since
                                             2004.

Jeremy DePalma(4)   Assistant Treasurer,     Senior Vice President of Evergreen Investment Management Company  None
35                  since 2009               , LLC since 2008. Vice President, Evergreen Investment Services,
                                             Inc. from 2004 to 2007. Assistant Vice President, Evergreen
                                             Investment Services, Inc. from 2000 to 2004 and the head of the
                                             Fund Reporting and Control Team within Fund Administration since
                                             2005.

Debra Ann Early     Chief Compliance         Chief Compliance Officer of Wells Fargo Funds Management, LLC     None
45                  Officer, since 2007      since 2007. Chief Compliance Officer of Parnassus Investments
                                             from 2005 to 2007. Chief Financial Officer of Parnassus
                                             Investments from 2004 to 2007 and Senior Audit Manager of
                                             PricewaterhouseCoopers LLP from 1998 to 2004.

----------

(1.) The Statement of Additional Information includes additional information about the Funds' Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the Funds'Web site at www.wellsfargo.com/advantagefunds.

(2.) Length of service dates reflects a Trustee's commencement of service with the Trust's predecessor entities.

(3.) Effective November 1, 2009.

(4.) Treasurer during the period from June 1, 2009 to October 31, 2009.
     Assistant Treasurer effective November 1, 2009.

            Wells Fargo Advantage Small and Mid Cap Stock Funds 117


List of Abbreviations

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG    -- Association of Bay Area Governments
ADR     -- American Depositary Receipt
AMBAC   -- American Municipal Bond Assurance Corporation
AMT     -- Alternative Minimum Tax
ARM     -- Adjustable Rate Mortgages
BART    -- Bay Area Rapid Transit
CDA     -- Community Development Authority
CDO     -- Collateralized Debt Obligation
CDSC    -- Contingent Deferred Sales Charge
CGIC    -- Capital Guaranty Insurance Company
CGY     -- Capital Guaranty Corporation
CIFG    -- CDC (Caisse des Depots et Consignations) IXIS Financial
           Guarantee
COP     -- Certificate of Participation
CP      -- Commercial Paper
CTF     -- Common Trust Fund
DW&P    -- Department of Water & Power
DWR     -- Department of Water Resources
ECFA    -- Educational & Cultural Facilities Authority
EDFA    -- Economic Development Finance Authority
ETET    -- Eagle Tax-Exempt Trust
ETF     -- Exchange-Traded Fund
FFCB    -- Federal Farm Credit Bank
FGIC    -- Financial Guaranty Insurance Corporation
FHA     -- Federal Housing Authority
FHAG    -- Federal Housing Agency
FHLB    -- Federal Home Loan Bank
FHLMC   -- Federal Home Loan Mortgage Corporation
FNMA    -- Federal National Mortgage Association
FSA     -- Farm Service Agency
GDR     -- Global Depositary Receipt
GNMA    -- Government National Mortgage Association
GO      -- General Obligation
HCFR    -- Healthcare Facilities Revenue
HEFA    -- Health & Educational Facilities Authority
HEFAR   -- Higher Education Facilities Authority Revenue
HFA     -- Housing Finance Authority
HFFA    -- Health Facilities Financing Authority
HUD     -- Housing & Urban Development
IDA     -- Industrial Development Authority
IDAG    -- Industrial Development Agency
IDR     -- Industrial Development Revenue
LIBOR   -- London Interbank Offered Rate
LLC     -- Limited Liability Company
LOC     -- Letter of Credit
LP      -- Limited Partnership
MBIA    -- Municipal Bond Insurance Association
MFHR    -- Multi-Family Housing Revenue
MMD     -- Municipal Market Data
MTN     -- Medium Term Note
MUD     -- Municipal Utility District
NATL-RE -- National Public Finance Guarantee Corporation
PCFA    -- Pollution Control Finance Authority
PCR     -- Pollution Control Revenue
PFA     -- Public Finance Authority
PFFA    -- Public Facilities Financing Authority
plc     -- Public Limited Company
PSFG    -- Public School Fund Guaranty
R&D     -- Research & Development
RDA     -- Redevelopment Authority
RDFA    -- Redevelopment Finance Authority
REITS   -- Real Estate Investment Trusts
SFHR    -- Single Family Housing Revenue
SFMR    -- Single Family Mortgage Revenue
SLMA    -- Student Loan Marketing Association
SPDR    -- Standard & Poor's Depositary Receipts
STIT    -- Short-Term Investment Trust
TBA     -- To Be Announced
TRAN    -- Tax Revenue Anticipation Notes
USD     -- Unified School District
XLCA    -- XL Capital Assurance

                     This page is intentionally left blank.

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WELLSS   ADVANTAGE
FARGO    FUND

More information about WELLS FARGO ADVANTAGE FUNDS is available free upon request. To obtain literature, please write, e-mail, visit the Funds' Web site, or call:

WELLS FARGO ADVANTAGE FUNDS
P.O. Box 8266
Boston, MA 02266-8266
E-mail: wfaf@wellsfargo.com

Web site: www.wellsfargo.com/advantagefunds
Individual Investors: 1-800-222-8222
Retail Investment Professionals: 1- 888-877-9275
Institutional Investment Professionals: 1- 866-765-0778

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF WELLS FARGO ADVANTAGE FUNDS. IF THIS REPORT IS USED FOR PROMOTIONAL PURPOSES, DISTRIBUTION OF THE REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENT PROSPECTUS. FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION, INCLUDING CHARGES AND EXPENSES, CALL 1-800-222-8222 OR VISIT THE FUNDS' WEB SITE AT www.wellsfargo.com/advantagefunds. PLEASE CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. THIS AND OTHER INFORMATION ABOUT WELLS FARGO ADVANTAGE FUNDS CAN BE FOUND IN THE CURRENT PROSPECTUS. READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

"Dow Jones" and "Dow Jones Target Date Indexes" are service marks of Dow Jones & Company, Inc., and have been licensed for use for certain purposes by Global Index Advisors, Inc., and Wells Fargo Funds Management, LLC. The Dow Jones Target Date Indexes are based in part on the Barclays Capital Bond Indexes, which are published by Barclays Capital Inc. The Wells Fargo Advantage Dow Jones Target Date Funds, based on the Dow Jones Target Date Indexes, are not sponsored, endorsed, sold or promoted by Dow Jones or Barclays Capital, and neither Dow Jones nor Barclays Capital makes any representation regarding the advisability of investing in such product(s) and/or about the quality, accuracy and/or completeness of the Dow Jones Target Date Indexes or the Barclays Capital Bond Indexes. IN NO EVENT SHALL DOW JONES, BARCLAYS CAPITAL OR ANY OF THEIR LICENSORS HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of WELLS FARGO & COMPANY, provides investment advisory and administrative services for WELLS FARGO ADVANTAGE FUNDS. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by WELLS FARGO FUNDS DISTRIBUTOR, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE

                                                                       (GRAPHIC)
                                                       Printed on Recycled paper

        (C) 2009 Wells Fargo Funds Management, LLC. All rights reserved.

                        www.wellsfargo.com/advantagefunds

                                  118908 12-09

                                                              ASMCLD/AR122 10-09

                                                               WELLS ADVANTAGE
                                                               FARGO FUNDS

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                                    (GRAPHIC)

                                        Annual Report
                                        October 31, 2009

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

-    WELLS FARGO ADVANTAGE DISCOVERY FUND(SM)

-    WELLS FARGO ADVANTAGE ENTERPRISE FUND(SM)

-    WELLS FARGO ADVANTAGE MID CAP DISCIPLINED FUND

-    WELLS FARGO ADVANTAGE OPPORTUNITY FUND(SM)

-    WELLS FARGO ADVANTAGE SMALL CAP DISCIPLINED FUND

-    WELLS FARGO ADVANTAGE SMALL/MID CAP VALUE FUND

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Contents

LETTER TO SHAREHOLDERS ...................................................     2
PERFORMANCE HIGHLIGHTS
Discovery Fund ...........................................................     6
Enterprise Fund ..........................................................    12
Mid Cap Disciplined Fund .................................................    18
Opportunity Fund .........................................................    24
Small Cap Disciplined Fund ...............................................    30
Small/Mid Cap Value Fund .................................................    36
FUND EXPENSES ............................................................    42
PORTFOLIO OF INVESTMENTS
Discovery Fund ...........................................................    45
Enterprise Fund ..........................................................    51
Mid Cap Disciplined Fund .................................................    56
Opportunity Fund .........................................................    62
Small Cap Disciplined Fund ...............................................    68
Small/Mid Cap Value Fund .................................................    74
FINANCIAL STATEMENTS
Statements of Assets and Liabilities .....................................    80
Statements of Operations .................................................    82
Statements of Changes in Net Assets ......................................    84
Financial Highlights .....................................................    92
NOTES TO FINANCIAL STATEMENTS ............................................   100
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM ..................   110
OTHER INFORMATION ........................................................   111
LIST OF ABBREVIATIONS ....................................................   114

The views expressed are as of October 31, 2009, and are those of the Fund managers. Any reference to a specific security in this report is not a recommendation to purchase or sell any specific security or adopt any investment strategy. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS.

              NOT FDIC INSURED - NO BANK GUARATEE - MAY LOSE VALUE

(GRAPHIC)

WELLS FARGO
      INVESTMENT HISTORY

1971 INTRODUCED ONE OF THE FIRST INSTITUTIONAL INDEX FUNDS.

1978 ONE OF THE FIRST FIRMS TO APPLY ASSET ALLOCATION THEORY TO INVESTMENT
     PORTFOLIO MANAGEMENT.

1985 ONE OF THE FIRST FIRMS TO CREATE A THREE-WAY ASSET ALLOCATION FUND THAT
     "TILTS" INVESTMENTS TOWARD PORTIONS OF THE MARKET THAT OUR PROPRIETARY MODELS INDICATE WILL PERFORM BETTER.

1994 INTRODUCED TARGET DATE FUNDS THAT AUTOMATICALLY REALLOCATE THE ASSET MIX
     OVER SPECIFIC TIME HORIZONS.

1997 WELLS FARGO LAUNCHED THE WEALTHBUILDER PORTFOLIOS, A UNIQUE "FUND OF FUNDS"
     THAT USES FLEXIBLE ASSET ALLOCATION STRATEGIES TO SHIFT ASSETS.

1999 REORGANIZED THE NORWEST ADVANTAGE FUNDS(R) AND STAGECOACH FUNDS(R) INTO THE
     WELLS FARGO FUNDS(R).

2003 EXPANDED FIXED-INCOME, SMALL CAP, AND EMERGING MARKETS LINEUP FROM
     MONTGOMERY ASSET MANAGEMENT, LLC.

2004 ADDED ADDITIONAL LARGE CAP AND MID CAP FUNDS TO THE LINEUP BY ADOPTING THE
     COOKE & BIELER VALUE FUNDS.

2005 WELLS FARGO FUNDS MERGED WITH STRONG FUNDS TO BECOME WELLS FARGO ADVANTAGE
     FUNDS, FORMING A FUND FAMILY OF OVER 110 FUNDS AND PLACING IT AMONG THE TOP 20 MUTUAL FUND FAMILIES IN THE UNITED STATES.

2006 ENHANCED AND RENAMED THE WELLS FARGO ADVANTAGE OUTLOOK FUNDS(SM) TO THE
     WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDSSM, WHICH SEEK TO REPLICATE RETURNS OF THE APPROPRIATE DOW JONES TARGET DATE INDEXES, THE FIRST LIFE CYCLE INDEXES IN THE INVESTMENT INDUSTRY.

WELLS FARGO ADVANTAGE FUNDS(R)

WELLS FARGO ADVANTAGE FUNDS skillfully guides institutions, financial advisors, and individuals through the investment terrain to help them reach their financial objectives. Everything we do on behalf of our investors is backed by our unique combination of qualifications.

STRENGTH

Our organization is built on the standards of integrity and service established by our parent company--Wells Fargo & Company--more than 150 years ago. Our diverse family of mutual funds covers a broad spectrum of investment styles and asset classes. And, because we're part of a widely diversified financial enterprise, we offer the scale and resources to help investors succeed, providing access to complementary solutions such as separately managed accounts, college investing plans, and retirement plans.

EXPERTISE

Our approach to investing is guided by the belief that agile, independent investment teams--each with its own distinct strengths and disciplines--provide a superior level of insight and expertise. Each team is free to concentrate on managing money through well-defined philosophies and processes that have proven to be consistent and repeatable over time.

PARTNERSHIP

Our collaborative approach is built around understanding the needs and goals of our clients. By adhering to core principles of sound judgment and steady guidance, we support you through every stage of the investment decision process.

FOR 529 PLANS, AN INVESTOR'S OR A DESIGNATED BENEFICIARY'S HOME STATE MAY OFFER STATE TAX OR OTHER BENEFITS THAT ARE ONLY AVAILABLE FOR INVESTMENTS IN THAT STATE'S QUALIFIED TUITION PROGRAM. PLEASE CONSIDER THIS BEFORE INVESTING.

CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES BEFORE INVESTING. FOR A CURRENT PROSPECTUS FOR WELLS FARGO ADVANTAGE FUNDS OR A CURRENT PROGRAM DESCRIPTION FOR CERTAIN 529 COLLEGE SAVINGS PLANS, CONTAINING THIS AND OTHER INFORMATION, VISIT www.wellsfargo.com/advantagefunds. READ IT CAREFULLY BEFORE INVESTING.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds, the Wells Fargo Advisor(SM) program, Wells Fargo Managed Account Services, and certain 529 college savings plans. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds and shares in the 529 plans are distributed by WELLS FARGO FUNDS DISTRIBUTOR, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

              NOT FDIC INSURED - NO BANK GUARATEE - MAY LOSE VALUE

NOT PART OF THE ANNUAL REPORT.

WELLS FARGO ADVANTAGE FUNDS OFFERS MORE THAN 110 MUTUAL FUNDS ACROSS A WIDE RANGE OF ASSET CLASSES, REPRESENTING OVER $160 BILLION IN ASSETS UNDER MANAGEMENT, AS OF OCTOBER 31, 2009.

EQUITY FUNDS
Asia Pacific Fund
C&B Large Cap Value Fund
C&B Mid Cap Value Fund
Capital Growth Fund
Common Stock Fund
Discovery Fund+
Diversified Equity Fund
Diversified Small Cap Fund
Emerging Growth Fund
Emerging Markets Equity Fund
Endeavor Select Fund+
Enterprise Fund+
Equity Income Fund
Equity Value Fund
Growth Fund
Growth Equity Fund
Index Fund
International Core Fund
International Equity Fund
International Value Fund
Large Cap Appreciation Fund
Large Cap Growth Fund
Large Company Core Fund
Large Company Growth Fund
Large Company Value Fund
Mid Cap Disciplined Fund
Mid Cap Growth Fund
Opportunity Fund+
Small Cap Disciplined Fund
Small Cap Growth Fund
Small Cap Opportunities Fund
Small Cap Value Fund
Small Company Growth Fund
Small Company Value Fund
Small/Mid Cap Value Fund
Social Sustainability Fund+
Specialized Financial Services Fund
Specialized Technology Fund
U.S. Value Fund

BOND FUNDS
California Limited-Term Tax-Free Fund
California Tax-Free Fund
Colorado Tax-Free Fund
Diversified Bond Fund
Government Securities Fund(1)
High Income Fund
Income Plus Fund
Inflation-Protected Bond Fund
Intermediate Tax/AMT-Free Fund
Minnesota Tax-Free Fund
Municipal Bond Fund
Short Duration Government Bond Fund(1)
Short-Term Bond Fund
Short-Term High Yield Bond Fund
Short-Term Municipal Bond Fund
Stable Income Fund
Strategic Income Fund
Total Return Bond Fund
Ultra Short-Term Income Fund
Ultra Short-Term Municipal Income Fund
Wisconsin Tax-Free Fund

ASSET ALLOCATION FUNDS
Aggressive Allocation Fund
Asset Allocation Fund
Conservative Allocation Fund
Growth Balanced Fund
Moderate Balanced Fund
WealthBuilder Conservative Allocation Portfolio+
WealthBuilder Equity Portfolio+
WealthBuilder Growth Allocation Portfolio+
WealthBuilder Growth Balanced Portfolio+
WealthBuilder Moderate Balanced Portfolio+
WealthBuilder Tactical Equity Portfolio+
Target Today Fund(2)+
Target 2010 Fund(2)+
Target 2015 Fund(2)+
Target 2020 Fund(2)+
Target 2025 Fund(2)+
Target 2030 Fund(2)+
Target 2035 Fund(2)+
Target 2040 Fund(2)+
Target 2045 Fund(2)+
Target 2050 Fund(2)+

MONEY MARKET FUNDS
100% Treasury Money Market Fund(1)
California Municipal Money Market Fund
California Municipal Money Market Trust
Cash Investment Money Market Fund
Government Money Market Fund(1)
Heritage Money Market Fund+
Minnesota Money Market Fund
Money Market Fund
Money Market Trust
Municipal Money Market Fund
National Tax-Free Money Market Fund
National Tax-Free Money Market Trust
Overland Express Sweep Fund+
Prime Investment Money Market Fund
Treasury Plus Money Market Fund(1)

VARIABLE TRUST FUNDS(3)
VT Asset Allocation Fund
VT C&B Large Cap Value Fund
VT Discovery Fund+
VT Equity Income Fund
VT International Core Fund
VT Large Company Core Fund
VT Large Company Growth Fund
VT Money Market Fund
VT Opportunity Fund+
VT Small Cap Growth Fund
VT Small/Mid Cap Value Fund
VT Total Return Bond Fund

AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE WELLS FARGO ADVANTAGE MONEY MARKET FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A MONEY MARKET FUND.

(1.) The U.S. government guarantee applies to certain of the underlying securities and NOT to shares of the Fund.

(2.) The full name of this Fund series is the WELLS FARGO ADVANTAGE DOW JONES
     TARGET DATE FUNDS(SM).

(3.) The Variable Trust Funds are generally available only through insurance company variable contracts.

+ In this report, THE WELLS FARGO ADVANTAGE DISCOVERY FUND(SM), WELLS FARGO ADVANTAGE ENDEAVOR SELECT FUND(SM), WELLS FARGO ADVANTAGE ENTERPRISE FUND(SM), WELLS FARGO ADVANTAGE OPPORTUNITY FUND(SM), WELLS FARGO ADVANTAGE SOCIAL SUSTAINABILITY FUND(SM), WELLS FARGO ADVANTAGE WEALTHBUILDER CONSERVATIVE ALLOCATION PORTFOLIO(SM),WELLS FARGO ADVANTAGE WEALTHBUILDER EQUITY PORTFOLIO(SM), WELLS FARGO ADVANTAGE WEALTHBUILDER GROWTH ALLOCATION PORTFOLIO(SM),WELLS FARGO ADVANTAGE WEALTHBUILDER GROWTH BALANCED PORTFOLIO(SM), WELLS FARGO ADVANTAGE WEALTHBUILDER MODERATE BALANCED PORTFOLIO(SM), WELLS FARGO ADVANTAGE WEALTHBUILDER TACTICAL EQUITY PORTFOLIO(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET TODAY FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2010 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2015 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2020 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2025 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2030 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2035 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2040 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2045 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2050 FUND(SM), WELLS FARGO ADVANTAGE HERITAGE MONEY MARKET FUND(SM), WELLS FARGO ADVANTAGE OVERLAND EXPRESS SWEEP FUND(SM), WELLS FARGO ADVANTAGE VT DISCOVERY FUND(SM), AND WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND(SM) are referred to as the Discovery Fund, Endeavor Select Fund, Enterprise Fund, Opportunity Fund, Social Sustainability Fund, Wealthbuilder Conservative Allocation Portfolio, WealthBuilder Equity Portfolio, WealthBuilder Growth Allocation Portfolio, WealthBuilder Growth Balanced Portfolio, WealthBuilder Moderate Balanced Portfolio, WealthBuilder Tactical Equity Portfolio, Target Today Fund, Target 2010 Fund, Target 2015 Fund, Target 2020 Fund, Target 2025 Fund, Target 2030 Fund, Target 2035 Fund, Target 2040 Fund, Target 2045 Fund, Target 2050 Fund, Heritage Money Market Fund, Overland Express Sweep Fund, Vt Discovery Fund, and Vt Opportunity Fund, Respectively.

NOT PART OF THE ANNUAL REPORT.

             2 Wells Fargo Advantage Small and Mid Cap Stock Funds


                                                          Letter to Shareholders

(PHOTO OF KARLA M. RABUSCH)

KARLA M. RABUSCH,
President
WELLS FARGO ADVANTAGE FUNDS

THE PERIOD BROUGHT WELCOME SIGNS OF A POTENTIALLY SUSTAINABLE ECONOMIC RECOVERY, SPARKING A SHARP RALLY IN THE FINANCIAL MARKETS THAT ENDED A STREAK OF SIX CONSECUTIVE QUARTERLY DECLINES.

Dear Valued Shareholder,

We are pleased to provide you with this annual report for the Wells Fargo Advantage Small and Mid Cap Stock Funds for the 12-month period that ended October 31, 2009. The period brought welcome signs of a potentially sustainable economic recovery, sparking a sharp rally in the financial markets that ended a streak of six consecutive quarterly declines. We believe that the sharp reversal that occurred in the financial markets during this period underscores the importance of maintaining a disciplined focus on a long-term investment strategy. Although periods of volatility can be challenging for investors, staying focused on a long-term strategy based on individual goals and risk tolerance can help avoid missing potential periods of strong recovery.

SIGNS OF ECONOMIC IMPROVEMENT SPARKED A SUSTAINED MARKET RALLY.

During the early part of the 12-month period, the stock market continued to tumble, reaching levels in March 2009 that had last been seen in 1996. However, early signs of potential economic improvement began to emerge in the spring, sparking the strongest rally since 1938. The market continued to advance through summer and into fall, with seven consecutive months of positive returns for the S&P 500 Index--its second-longest stretch in a decade. By the end of the period, volatility had begun to climb again on questions about the sustainability of the economic improvement. That resulted in a slight correction in the equity markets during October 2009.

As the period began, fallout from the credit crisis continued amid mounting fears that the economy had fallen into recession. Volatility spiked across the financial markets in fall 2008 after Lehman Brothers filed for bankruptcy and the government enacted emergency measures to rescue AIG, Fannie Mae, Freddie Mac, and other large financial institutions. Volatility rose to unprecedented heights as the global financial system froze up and investors feared a total economic collapse. Concerns about potential nationalization of the banking system kept volatility elevated early in 2009, but the release of bank stress tests in May helped to alleviate those concerns, and volatility declined steadily as the market rallied strongly until the final month of the period.

ECONOMIC GROWTH TURNED POSITIVE AFTER A SEVERE CONTRACTION.

Positive economic growth resumed in the third quarter of 2009, following the first string of four consecutive quarters of negative economic growth in at least 60 years. Gross Domestic Product growth was 3.5% for the third quarter of 2009--the strongest since 2007. Economic consensus was that the recession had likely ended during the second quarter of 2009. However, with much of the growth attributable to government stimulus programs, questions remained over the potential sustainability of the recovery. By the end of the 12-month period, the National Bureau of Economic Research had not declared an official end to the recession.

UNEMPLOYMENT REMAINED HIGH, BUT OTHER ECONOMIC INDICATORS IMPROVED.

The unemployment rate rose throughout the period, reaching 10.2% in October 2009--its highest level in more than 25 years. However, the pace of job losses had slowed as the period came to a close. Payroll employment declined an average of 188,000 jobs during the last three months of the period, well below

             Wells Fargo Advantage Small and Mid Cap Stock Funds 3


Letter to Shareholders

the 700,000 average from earlier in 2009. Still, since the start of the recession in December 2007, more than 8 million jobs had been lost by the end of the 12-month period.

Although unemployment remained high, other economic statistics began to show signs of improvement. Industrial production, manufacturing, and consumer sentiment had all improved significantly as the period came to a close. Retail sales improved in the latter months of the period, helped in part by the "Cash for Clunkers" program that temporarily boosted auto sales. Home sales and prices also seemed to have stabilized and began to show signs of improvement in many areas of the country, spurred in part by the government's $8,000 tax credit for first-time home buyers.

THE FED CONTINUED TO FOCUS ON THE ECONOMIC STIMULUS PROGRAMS.

Despite extensive economic stimulus measures by the Federal Reserve, bank lending did not expand during the 12-month period. This limited access to credit indicates that the trillions of dollars that were added to the monetary system through the government stimulus programs might not have an inflationary impact in the near term. In the second half of the period, debate began to escalate over the need for the Fed to outline an "exit strategy" from its stimulus programs. Despite that debate, however, the Federal Open Market Committee (FOMC) held the federal funds rate at the range of 0% to 0.25% that it first targeted in December 2008. The Fed concluded its purchases of longer-term U.S. Treasuries in October 2009 but continued to buy mortgage-backed securities, with that program slated to end in March 2010. In its final statement during the 12-month period, the FOMC noted the signs of economic improvement but reiterated that it was likely to keep the federal funds rate at exceptionally low levels for an extended period because the economy remains sluggish.

EQUITY MARKETS EXPERIENCED EXTREME VOLATILITY BUT REBOUNDED IN MARCH 2009.

For the 12-month period, the equity markets can be split into two distinct sub-periods. From the beginning of the period until early March 2009, stocks declined sharply after falling steadily during the first half of 2008. The broad market, as measured by the S&P 500 Index, began the period in the wake of a nearly 17% decline in October 2008--its worst month since October 1987. The declines continued through March 9, when the market reversed abruptly amid talk that several large banks would report stronger-than-expected earnings during the first quarter. Those reports helped dispel investor fears of potential bank nationalization and sparked the biggest rally in the equity markets since 1938, with the S&P 500 Index surging 23% in 13 trading days. That rally moderated but persisted throughout the summer and into fall 2009, with the S&P 500 Index gaining 56% from the March low through September 30, 2009. In the final month of the 12-month period, volatility began to increase again, resulting in a slight correction in the equity markets. For October 2009, the S&P 500 Index declined about 1.9%.

For the full 12-month period, the S&P 500 Index gained 9.8% and the Dow Jones Industrial Average rose 7.7%. Among domestic equity indices, the tech-heavy NASDAQ Composite Index was the leader, with a 20.1% return over the 12-month

FOR THE FULL 12-MONTH PERIOD, THE S&P 500 INDEX GAINED 9.8% AND THE DOW JONES INDUSTRIAL AVERAGE ROSE 7.7%.

             4 Wells Fargo Advantage Small and Mid Cap Stock Funds


                                                          Letter to Shareholders

period due to the strength of the rebound in technology stocks in 2009. The Russell Midcap(R) Index(1) gained 18.8%, while the Russell 2000(R) Index(2) of small cap stocks advanced 6.5%.

Over the period, mid cap stocks led in performance, while large cap and small cap stocks had nearly equal returns. Market cap leadership was split, however, between the early and later months of the period. Large cap stocks led during the early months as investors rotated into larger, more stable companies during the market decline in late 2008 and early 2009. Small caps outperformed large caps during the subsequent rally, however, as investors' risk appetite returned. During the 12-month period, the growth investment style significantly outperformed the value investment style across all market capitalizations, as measured by the Russell indices, benefiting from the growth indices' significant exposure to the information technology sector and lower exposure to the financials sector.

DON'T LET SHORT-TERM VOLATILITY DERAIL LONG-TERM INVESTMENT GOALS.

The 12-month period that ended October 31, 2009, was challenging for investors but brought a welcome reprieve from the volatility of 2008. The rapid rebound in market performance that occurred in early 2009 underscores the importance of maintaining focus on long-term investment goals through periods of volatility so as not to miss potential periods of strong recovery. Although periods of volatility can present challenges, experience has taught us that maintaining a long-term investment strategy based on individual goals and risk tolerance can be an effective way to plan for the future.

As a whole, WELLS FARGO ADVANTAGE FUNDS(R) represents investments across a broad range of asset classes and investment styles, giving you an opportunity to create a diversified investment portfolio. Although diversification may not prevent losses in a downturn, it may help to reduce them and provide you with one way of managing risk. Our diverse family of mutual funds may also help. We offer more than 110 Funds that cover a broad spectrum of investment styles and asset classes.

Thank you for choosing WELLS FARGO ADVANTAGE FUNDS. We appreciate your confidence in us. Through each market cycle, we are committed to helping you meet your financial needs. If you have any questions about your investment, please contact your investment professional or call us at 1-800-222-8222. You may also want to visit our Web site at www.wellsfargo.com/advantagefunds.

Sincerely,


/s/ Karla M. Rabusch

Karla M. Rabusch
President
WELLS FARGO ADVANTAGE FUNDS

----------
(1.) The Russell Midcap(R) Index measures the performance of the 800 smallest companies in the Russell 1000 Index, which represent approximately 25% of the total market capitalization of the Russell 1000(R) Index. You cannot invest directly in an index.

(2.) The Russell 1000(R) Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. You cannot invest directly in an index.

                     THIS PAGE IS INTENTIONALLY LEFT BLANK.

             6 Wells Fargo Advantage Small and Mid Cap Stock Funds


                                              Performance Highlights (Unaudited)

WELLS FARGO ADVANTAGE DISCOVERY FUND

INVESTMENT OBJECTIVE
The WELLS FARGO ADVANTAGE DISCOVERY FUND (the Fund) seeks long-term capital appreciation.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC

SUBADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGERS
James M. Leach, CFA
Thomas J. Pence, CFA

FUND INCEPTION

December 31, 1987

PERFORMANCE SUMMARY

12-MONTH TOTAL RETURN AS OF OCTOBER 31, 2009

DISCOVERY FUND                      1 YEAR
--------------                      ------
Investor Class                       8.01%
Russell 2500(TM) Growth Index(1)    18.21%

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE - www.wellsfargo.com/advantagefunds.

INVESTOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. NET AND GROSS EXPENSE RATIOS FOR INVESTOR CLASS SHARES ARE 1.38% AND 1.53%, RESPECTIVELY. THE INVESTMENT ADVISER HAS CONTRACTUALLY COMMITTED THROUGH FEBRUARY 28, 2010, TO WAIVE FEES AND/OR REIMBURSE EXPENSES TO THE EXTENT NECESSARY TO MAINTAIN THE NET OPERATING EXPENSE RATIO SHOWN.

GROWTH OF $10,000 INVESTMENT(2)
(AS OF OCTOBER 31, 2009)

                              (PERFORMANCE GRAPH)


              WELLS FARGO ADVANTAGE     WELLS FARGO ADVANTAGE
                DISCOVERY FUND -      DISCOVERY FUND - INVESTOR
                    CLASS A                     CLASS             RUSSELL 2500 GROWTH INDEX
             ----------------------   -------------------------   -------------------------
10/31/1999              9,426                    10,000                        10,000
11/30/1999             10,230                    10,853                        11,181
12/31/1999             11,888                    12,612                        13,289
 1/31/2000             11,397                    12,091                        13,215
 2/29/2000             13,182                    13,985                        16,605
 3/31/2000             13,253                    14,060                        15,302
 4/30/2000             12,608                    13,376                        13,811
 5/31/2000             12,755                    13,532                        12,582
 6/30/2000             13,246                    14,053                        14,245
 7/31/2000             13,520                    14,344                        13,078
 8/31/2000             13,884                    14,729                        14,782
 9/30/2000             13,170                    13,972                        13,826
10/31/2000             12,538                    13,302                        12,971
11/30/2000             11,499                    12,199                        10,500
12/31/2000             12,359                    13,112                        11,151
 1/31/2001             13,204                    14,008                        11,873
 2/28/2001             12,307                    13,056                        10,041
 3/31/2001             12,013                    12,744                         8,930
 4/30/2001             13,204                    14,008                        10,291
 5/31/2001             13,144                    13,944                        10,589
 6/30/2001             13,566                    14,392                        10,829
 7/31/2001             12,804                    13,584                        10,031
 8/31/2001             12,216                    12,960                         9,364
 9/30/2001             11,002                    11,672                         7,897
10/31/2001             11,711                    12,424                         8,676
11/30/2001             12,344                    13,096                         9,426
12/31/2001             12,875                    13,659                         9,943
 1/31/2002             12,814                    13,594                         9,518
 2/28/2002             12,584                    13,351                         8,930
 3/31/2002             13,417                    14,234                         9,649
 4/30/2002             13,032                    13,826                         9,329
 5/31/2002             12,970                    13,759                         8,859
 6/30/2002             12,279                    13,027                         8,045
 7/31/2002             11,416                    12,111                         7,045
 8/31/2002             11,408                    12,103                         7,044
 9/30/2002             10,757                    11,412                         6,511
10/31/2002             11,361                    12,053                         6,885
11/30/2002             11,926                    12,652                         7,526
12/31/2002             11,314                    12,003                         7,050
 1/31/2003             10,992                    11,662                         6,896
 2/28/2003             10,977                    11,645                         6,735
 3/31/2003             11,118                    11,795                         6,824
 4/30/2003             11,863                    12,586                         7,420
 5/31/2003             12,695                    13,468                         8,206
 6/30/2003             12,742                    13,518                         8,375
 7/31/2003             13,668                    14,500                         8,933
 8/31/2003             14,570                    15,457                         9,412
 9/30/2003             14,068                    14,925                         9,210
10/31/2003             15,276                    16,207                         9,967
11/30/2003             15,504                    16,448                        10,304
12/31/2003             15,652                    16,605                        10,315
 1/31/2004             16,239                    17,228                        10,745
 2/29/2004             16,588                    17,598                        10,845
 3/31/2004             16,398                    17,396                        10,883
 4/30/2004             15,747                    16,706                        10,421
 5/31/2004             16,064                    17,043                        10,638
 6/30/2004             16,509                    17,514                        10,898
 7/31/2004             15,208                    16,134                        10,045
 8/31/2004             14,652                    15,544                         9,843
 9/30/2004             15,755                    16,714                        10,287
10/31/2004             16,342                    17,337                        10,579
11/30/2004             17,589                    18,661                        11,280
12/31/2004             18,107                    19,210                        11,820
 1/31/2005             17,350                    18,407                        11,403
 2/28/2005             17,393                    18,452                        11,630
 3/31/2005             16,980                    18,014                        11,309
 4/30/2005             15,876                    16,842                        10,698
 5/31/2005             17,289                    18,342                        11,410
 6/30/2005             17,872                    18,961                        11,711
 7/31/2005             18,994                    20,151                        12,471
 8/31/2005             18,897                    20,048                        12,328
 9/30/2005             19,445                    20,629                        12,448
10/31/2005             18,411                    19,532                        12,041
11/30/2005             19,144                    20,310                        12,714
12/31/2005             19,419                    20,602                        12,786
 1/31/2006             20,871                    22,142                        13,754
 2/28/2006             20,766                    22,031                        13,713
 3/31/2006             21,402                    22,705                        14,298
 4/30/2006             21,762                    23,088                        14,342
 5/31/2006             20,264                    21,497                        13,487
 6/30/2006             20,520                    21,769                        13,423
 7/31/2006             19,704                    20,904                        12,769
 8/31/2006             20,235                    21,467                        13,076
 9/30/2006             20,358                    21,598                        13,261
10/31/2006             21,165                    22,454                        13,915
11/30/2006             22,104                    23,450                        14,388
12/31/2006             21,947                    23,283                        14,355
 1/31/2007             22,795                    24,183                        14,811
 2/28/2007             22,755                    24,141                        14,804
 3/31/2007             23,265                    24,681                        14,934
 4/30/2007             23,684                    25,126                        15,392
 5/31/2007             25,291                    26,832                        16,131
 6/30/2007             25,401                    26,948                        15,978
 7/31/2007             25,212                    26,747                        15,309
 8/31/2007             25,551                    27,096                        15,543
 9/30/2007             27,189                    28,834                        16,082
10/31/2007             28,027                    29,681                        16,748
11/30/2007             26,460                    28,029                        15,759
12/31/2007             26,810                    28,388                        15,746
 1/31/2008             23,890                    25,302                        14,463
 2/29/2008             23,113                    24,477                        14,172
 3/31/2008             22,324                    23,640                        14,000
 4/30/2008             24,561                    26,002                        14,844
 5/31/2008             26,975                    28,563                        15,626
 6/30/2008             26,233                    27,789                        14,507
 7/31/2008             25,362                    26,851                        14,456
 8/31/2008             25,268                    26,751                        14,698
 9/30/2008             21,394                    22,653                        12,753
10/31/2008             17,096                    18,105                         9,881
11/30/2008             14,730                    15,606                         8,767
12/31/2008             15,118                    16,006                         9,211
 1/31/2009             14,353                    15,194                         8,657
 2/28/2009             13,388                    14,182                         7,908
 3/31/2009             14,612                    15,469                         8,661
 4/30/2009             15,966                    16,906                         9,949
 5/31/2009             16,590                    17,568                        10,307
 6/30/2009             16,708                    17,693                        10,548
 7/31/2009             18,297                    19,367                        11,368
 8/31/2009             18,439                    19,517                        11,600
 9/30/2009             19,640                    20,779                        12,360
10/31/2009             18,474                    19,554                        11,680

----------
(1.) The Russell 2500 Growth Index measures the performance of those Russell
     2500 companies with higher price-to-book ratios and higher forecasted growth values. You cannot invest directly in an Index.

(2.) The chart compares the performance of the WELLS FARGO ADVANTAGE DISCOVERY
     FUND Class A and Investor Class shares for the most recent ten years with the Russell 2500 Growth Index. The chart assumes a hypothetical investment of $10,000 in Class A and Investor Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 5.75%.

             Wells Fargo Advantage Small and Mid Cap Stock Funds 7


Performance Highlights (Unaudited)

                                WELLS FARGO ADVANTAGE DISCOVERY FUND (CONTINUED)

MANAGER'S DISCUSSION
FUND HIGHLIGHTS

- Poor stock selection in the health care, consumer staples, and information technology sectors contributed to the Fund's underperformance during the period, while holdings in the energy and materials sectors provided some stability.

- In our opinion, the worldwide policy response to the global recession prevented a potential depression, and as a result, investor appetite for riskier assets returned and capital markets began recovering in March 2009.

- We remain faithful to our growth investing principles of bottom-up stock selection and to striving for a healthy balance between risk and return.

AVERTING A DEPRESSION SCENARIO WITH COORDINATED WORLDWIDE GOVERNMENT STIMULUS, EQUITY MARKETS REGAINED THEIR FOOTING AND VALUATIONS RETURNED TO WHAT WE BELIEVE ARE HISTORICAL NORMS.

Wave after wave of storm fronts followed the failure of Lehman Brothers in the fall of 2008, with plunging home values, frozen credit markets, and gusts of investor panic that led to continued weakness in the capital markets through the first part of 2009. Stinging from the losses of 2008 and fearful of missing a rally, investors welcomed the pronouncement of "green shoots" in the spring of 2009, prompting a rally in high-risk, speculative assets that was the most extreme that we have seen since late 2001. As the second quarter of 2009 matured, evidence grew that the "green shoots" rally may have gotten ahead of itself. We didn't see much in the way of fundamentals to back the rally beyond restocking depressed inventories. Investors grew weary of the idea that "less bad" economic data could continue to be taken as good news, and the market took a breather. Then, by the end of summer 2009, as companies reported quarterly earnings, corporate cost cutting and tight expense control emerged as the dominant drivers of results. In combination with the Fed's pronouncement that the recession was officially over, valuations returning to normalized levels drove the markets higher toward the end of the 12-month period.

Cost cutting alone cannot sustain equity returns indefinitely. A return to revenue growth is needed in order to fuel further upside to the equity markets. In looking for revenue growth, our bottom-up "surround the company" research process unveiled several prospects across different industry sectors to allow us to position the Fund in those stocks that we believe can grow beyond cost cutting. For example, delayed

TEN LARGEST EQUITY HOLDINGS(3)
(AS OF OCTOBER 31, 2009)

SBA Communications Corporation Class A        2.76%
Concho Resources Incorporated                 2.31%
Equinix Incorporated                          2.31%
Veeco Instruments Incorporated                2.00%
Solera Holdings Incorporated                  1.91%
MEDNAX Incorporated                           1.88%
F5 Networks Incorporated                      1.78%
Joy Global Incorporated                       1.66%
Atwood Oceanics Incorporated                  1.54%
Brocade Communications Systems Incorporated   1.52%

----------
(3.) The ten largest portfolio holdings are calculated based on the value of the securities divided by total investments of the Fund. Holdings are subject to change and may have changed since the date specified.

              8 Wells Fargo Advantage Small and Mid Cap Stock Funds


                                              Performance Highlights (Unaudited)

WELLS FARGO ADVANTAGE DISCOVERY FUND (CONTINUED)

corporate spending on technology has created pent-up demand and unit growth potential. In addition, continued smart-phone penetration within the mobile-phone market will likely drive revenue growth across several different companies, from the smart-phone manufacturers to the towers that carry the signals. Despite concerns about the overall financial health of the U.S. consumer, there are companies that can generate revenue growth either by creating value for the consumer or by tapping into previously untapped markets. At the close of the 12-month period, the Fund was overweight in information technology, energy, and telecommunications, while health care, materials, and consumer staples were underweight.

STOCK SELECTION WAS DIFFICULT DURING THE VOLATILITY IN THE MARKETS OVER THE PAST 12 MONTHS.

Health care and consumer staples detracted from Fund performance. Poor stock selection in an uncertain political environment impacted results in the health care sector. Health care reform clouded the investment landscape, but it was stock selection that was challenging. For instance, Icon, PLC, a contract research organization, suffered declines after concerns about a shrinking customer base emerged when two large pharmaceutical mergers were announced. The stock was sold from the portfolio with the heightened risk of customer concentration.

SECTOR DISTRIBUTION(4)
(AS OF OCTOBER 31, 2009)

                                   (PIE CHART)

Consumer Discretionary       (19%)
Consumer Staples              (4%)
Energy                        (9%)
Financials                    (7%)
Health Care                  (13%)
Industrials                  (12%)
Information Technology       (30%)
Telecommunication Services    (6%)

Poor stock selection within the consumer staples sector also created a drag on performance. Concerns about access to financing during the credit crisis and unfavorable foreign exchange translation impacted shares of Central European Distribution Corp., a spirits distributor. In addition, holdings in Flowers Foods, Inc., also experienced a decline as commodity prices weakened, stirring fears of pricing pressure for its products.

Another aspect that negatively affected the Fund's performance during the period was securities lending. The Fund engages in securities lending as a way of seeking to generate additional income and is a process that is distinct from the investment decisions made by the portfolio management team. During the period, securities lending detracted from the Fund's overall performance due to the decline in value of certain securities in which securities lending cash collateral was invested.

DESPITE THE CHALLENGES IN THE RECENT PAST, WE ARE STAYING WITH OUR DISCIPLINE AND ARE UPBEAT ABOUT THE OPPORTUNITIES WE ARE CURRENTLY FINDING. Perhaps now more than ever, we are convinced of the importance of sticking with our investing principles. During our two decades of working as an investment

----------
(4.) Sector distribution is subject to change and is calculated based on the total investments of the Fund, excluding cash and cash equivalents.

              Wells Fargo Advantage Small and Mid Cap Stock Funds 9


Performance Highlights (Unaudited)

                                WELLS FARGO ADVANTAGE DISCOVERY FUND (CONTINUED)

team, we have found that it is often at the point of maximum stress that conditions begin to change. True to form, market activity during the end of the summer marked an inflection point that has us optimistic about the future. Moreover, we have spent extensive time critiquing our process and have implemented some promising enhancements.

We believe that the market is transitioning to a new, more rational phase. The gravitational force linking stock prices to company fundamentals seems to be gaining strength. With proactive stimulus policies in place and economic collapse averted, investors are slowly regaining focus on what ultimately drives stock prices: earnings growth. The initial surge in domestic cyclicals with questionable fundamentals--such as retailers, banks, casinos, and hotels--has surrendered to new leadership from companies with secular growth drivers. We are finding broader and more exciting opportunities from industries like technology, biotechnology, global infrastructure, alternative energy, materials, and telecommunications. Following our "surround the company" approach, we believe that many of these companies are poised to report strong results. Recognizing the improving fundamentals and sentiment, we have increased our risk allocations to "developing situations" and "valuation opportunities" in the Fund's portfolio construction.

             10 Wells Fargo Advantage Small and Mid Cap Stock Funds


                                              Performance Highlights (Unaudited)

WELLS FARGO ADVANTAGE DISCOVERY FUND (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN(5) (%) (AS OF OCTOBER 31, 2009)

                                      Including Sales Charge                 Excluding Sales Charge            Expense Ratio
                               ------------------------------------   ------------------------------------   -----------------
DISCOVERY FUND                 6 Month*   1 Year   5 Year   10 Year   6 Month*   1 Year   5 Year   10 Year   Gross(6)   Net(7)
--------------                 --------   ------   ------   -------   --------   ------   ------   -------   --------   ------
Class A (WFDAX)                   9.03     1.82     1.27      6.33      15.71      8.06    2.48      6.96      1.43%     1.33%
Class C (WDSCX)                  14.18     6.24     1.73      6.24      15.18      7.24    1.73      6.24      2.18%     2.08%
Administrator Class (WFDDX)                                             15.77      8.26    2.67      7.06      1.25%     1.15%
Institutional Class (WFDSX)                                             15.88      8.49    2.81      7.13      0.98%     0.95%
Investor Class (STDIX)                                                  15.67      8.01    2.44      6.94      1.53%     1.38%
Russell 2500 Growth Index(1)                                            17.40     18.21    2.00      1.57

*    Returns for periods of less than one year are not annualized.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE - www.wellsfargo.com/advantagefunds.

FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 5.75%. FOR CLASS C SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. ADMINISTRATOR CLASS, INSTITUTIONAL CLASS, AND INVESTOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE.

Stock fund values fluctuate in response to the activities of individual companies and general market and economic conditions. Smaller company stocks tend to be more volatile and less liquid than those of larger companies. The use of derivatives may reduce returns and/or increase volatility. Active trading results in increased turnover and trading expenses, and may generate higher short-term capital gains. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Fund is exposed to foreign investment risk. Consult the Fund's prospectus for additional information on these and other risks.

----------
(5.) Class A and Class C shares incepted on July 31, 2007. Performance shown prior to the inception of the Class A shares reflects the performance of the Investor Class shares, and includes expenses that are not applicable to and are higher than those of the Class A shares, but has been adjusted to reflect Class A sales charges. Performance shown prior to the inception of the Class C shares reflects the performance of the Investor Class shares, adjusted to reflect Class C sales charges and expenses. Administrator Class shares incepted on April 11, 2005. Performance shown prior to the inception of the Administrator Class reflects the performance of the Investor Class shares of the Strong Discovery Fund, and includes expenses that are not applicable to and are higher than those of the Administrator Class shares. Institutional Class shares incepted on August 31, 2006. Performance shown prior to the inception of the Institutional Class reflects the performance of the Administrator Class shares, and includes expenses that are not applicable to and are higher than those of the Institutional Class shares. Performance shown prior to April 11, 2005, for the Institutional Class shares reflects the performance of the Investor Class shares, and includes expenses that are not applicable to and are higher than those of the Institutional Class shares.

(6.) Reflects the gross expense ratio as stated in the March 1, 2009 prospectus.

(7.) The investment adviser has contractually committed through February 28, 2010, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown. Without these reductions, the Fund's returns would have been lower.

                     THIS PAGE IS INTENTIONALLY LEFT BLANK.

             12 Wells Fargo Advantage Small and Mid Cap Stock Funds


                                              Performance Highlights (Unaudited)

WELLS FARGO ADVANTAGE ENTERPRISE FUND

INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE ENTERPRISE FUND (the Fund) seeks long-term capital appreciation.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC

SUBADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGERS
James M. Leach, CFA
Thomas J. Pence, CFA

FUND INCEPTION

September 30, 1998

PERFORMANCE SUMMARY

12-MONTH TOTAL RETURN AS OF OCTOBER 31, 2009

ENTERPRISE FUND                     1 YEAR
---------------                     ------
Investor Class                      11.22%
Russell Midcap(R) Growth Index(1)   22.48%

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE - www.wellsfargo.com/advantagefunds.

INVESTOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. NET AND GROSS EXPENSE RATIOS FOR INVESTOR CLASS SHARES ARE 1.45% AND 1.54%, RESPECTIVELY. THE INVESTMENT ADVISER HAS CONTRACTUALLY COMMITTED THROUGH FEBRUARY 28, 2010, TO WAIVE FEES AND/OR REIMBURSE EXPENSES TO THE EXTENT NECESSARY TO MAINTAIN THE NET OPERATING EXPENSE RATIO SHOWN.

GROWTH OF $10,000 INVESTMENT(2)
(AS OF OCTOBER 31, 2009)

                              (PERFORMANCE GRAPH)


                  WELLS FARGO         WELLS FARGO ADVANTAGE
             ADVANTAGE ENTERPRISE   ENTERPRISE FUND - INVESTOR   RUSSELL MIDCAP GROWTH
                FUND - CLASS A                CLASS                      INDEX
             --------------------   --------------------------   ---------------------
10/31/1999              9,426                   10,000                     10,000
11/30/1999             11,273                   11,963                     11,036
12/31/1999             14,125                   14,993                     12,946
 1/31/2000             14,402                   15,291                     12,944
 2/29/2000             18,212                   19,341                     15,665
 3/31/2000             16,008                   17,003                     15,681
 4/30/2000             13,598                   14,444                     14,159
 5/31/2000             11,092                   11,786                     13,127
 6/30/2000             13,423                   14,266                     14,520
 7/31/2000             12,632                   13,426                     13,600
 8/31/2000             14,659                   15,585                     15,651
 9/30/2000             13,081                   13,906                     14,886
10/31/2000             11,064                   11,768                     13,867
11/30/2000              8,887                    9,456                     10,854
12/31/2000              9,894                   10,529                     11,425
 1/31/2001             10,289                   10,948                     12,078
 2/28/2001              8,776                    9,341                      9,989
 3/31/2001              7,773                    8,280                      8,559
 4/30/2001              8,527                    9,085                      9,986
 5/31/2001              8,475                    9,029                      9,939
 6/30/2001              8,517                    9,077                      9,944
 7/31/2001              8,077                    8,606                      9,274
 8/31/2001              7,542                    8,035                      8,602
 9/30/2001              6,602                    7,036                      7,180
10/31/2001              7,063                    7,523                      7,935
11/30/2001              7,556                    8,050                      8,789
12/31/2001              7,703                    8,217                      9,123
 1/31/2002              7,461                    7,975                      8,827
 2/28/2002              6,906                    7378                      8,326
 3/31/2002              7,535                    8,053                      8,962
 4/30/2002              7,217                    7,708                      8,487
 5/31/2002              6,983                    7,456                      8,234
 6/30/2002              6,567                    7,010                      7,325
 7/31/2002              5,763                    6,146                      6,614
 8/31/2002              5,679                    6,057                      6,591
 9/30/2002              5,515                    5,878                      6,067
10/31/2002              5,805                    6,187                      6,537
11/30/2002              5,976                    6,365                      7,049
12/31/2002              5,543                    5,901                      6,623
 1/31/2003              5,382                    5,730                      6,558
 2/28/2003              5,396                    5,741                      6,501
 3/31/2003              5,483                    5,834                      6,622
 4/30/2003              5,920                    6,294                      7,073
 5/31/2003              6,417                    6,821                      7,753
 6/30/2003              6,403                    6,806                      7,864
 7/31/2003              6,776                    7,203                      8,145
 8/31/2003              7,252                    7,704                      8,593
 9/30/2003              7,004                    7,437                      8,427
10/31/2003              7,552                    8,020                      9,106
11/30/2003              7,612                    8,083                      9,350
12/31/2003              7,615                    8,083                      9,452
 1/31/2004              8,003                    8,491                      9,764
 2/29/2004              8,084                    8,576                      9,927
 3/31/2004              7,968                    8,450                      9,908
 4/30/2004              7,577                    8,038                      9,629
 5/31/2004              7,790                    8,261                      9,856
 6/30/2004              8,028                    8,510                     10,013
 7/31/2004              7,381                    7,819                      9,350
 8/31/2004              7,119                    7,545                      9,234
 9/30/2004              7,584                    8,031                      9,579
10/31/2004              7,902                    8,365                      9,904
11/30/2004              8,416                    8,910                     10,416
12/31/2004              8,751                    9,259                     10,915
 1/31/2005              8,444                    8,933                     10,622
 2/28/2005              8,461                    8,948                     10,891
 3/31/2005              8,346                    8,825                     10,732
 4/30/2005              7,867                    8,320                     10,308
 5/31/2005              8,510                    8,996                     10,898
 6/30/2005              8,762                    9,259                     11,101
 7/31/2005              9,265                    9,790                     11,748
 8/31/2005              9,160                    9,679                     11,676
 9/30/2005              9,373                    9,901                     11,827
10/31/2005              8,936                    9,437                     11,479
11/30/2005              9,349                    9,872                     12,102
12/31/2005              9,523                   10,057                     12,235
 1/31/2006             10,261                   10,833                     12,968
 2/28/2006             10,247                   10,818                     12,809
 3/31/2006             10,495                   11,078                     13,166
 4/30/2006             10,708                   11,300                     13,222
 5/31/2006              9,967                   10,521                     12,599
 6/30/2006             10,093                   10,651                     12,548
 7/31/2006              9,625                   10,154                     12,098
 8/31/2006              9,838                   10,376                     12,377
 9/30/2006              9,908                   10,451                     12,659
10/31/2006             10,243                   10,803                     13,145
11/30/2006             10,736                   11,323                     13,660
12/31/2006             10,666                   11,249                     13,537
 1/31/2007             10,928                   11,523                     14,030
 2/28/2007             10,939                   11,527                     13,999
 3/31/2007             11,159                   11,761                     14,072
 4/30/2007             11,418                   12,032                     14,690
 5/31/2007             12,117                   12,766                     15,286
 6/30/2007             12,068                   12,711                     15,022
 7/31/2007             12,022                   12,662                     14,685
 8/31/2007             12,173                   12,818                     14,765
 9/30/2007             12,830                   13,509                     15,343
10/31/2007             13,263                   13,961                     15,735
11/30/2007             12,515                   13,175                     15,042
12/31/2007             12,564                   13,223                     15,083
 1/31/2008             11,173                   11,761                     13,884
 2/29/2008             11,033                   11,612                     13,673
 3/31/2008             10,817                   11,382                     13,431
 4/30/2008             11,914                   12,536                     14,406
 5/31/2008             12,858                   13,527                     15,165
 6/30/2008             12,333                   12,974                     14,056
 7/31/2008             11,669                   12,277                     13,522
 8/31/2008             11,463                   12,054                     13,646
 9/30/2008              9,485                    9,976                     11,561
10/31/2008              7,608                    8,001                      9,024
11/30/2008              6,679                    7,022                      8,100
12/31/2008              6,745                    7,092                      8,398
 1/31/2009              6,448                    6,780                      8,019
 2/28/2009              6,085                    6,402                      7,409
 3/31/2009              6,658                    6,999                      8,115
 4/30/2009              7,252                    7,626                      9,268
 5/31/2009              7,563                    7,949                      9,747
 6/30/2009              7,570                    7,957                      9,793
 7/31/2009              8,311                    8,736                     10,565
 8/31/2009              8,409                    8,836                     10,888
 9/30/2009              8,891                    9,345                     11,515
10/31/2009              8,471                    8,899                     11,052

----------
(1.) The Russell Midcap Growth Index measures the performance of those Russell
     Midcap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000(R) Growth Index. You cannot invest directly in an Index.

(2.) The chart compares the performance of the WELLS FARGO ADVANTAGE ENTERPRISE
     FUND Class A and Investor Class shares for the most recent ten years with the Russell Midcap Growth Index. The chart assumes a hypothetical investment of $10,000 in Class A and Investor Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 5.75%.

             Wells Fargo Advantage Small and Mid Cap Stock Funds 13


Performance Highlights (Unaudited)

                               WELLS FARGO ADVANTAGE ENTERPRISE FUND (CONTINUED)

MANAGER'S DISCUSSION
FUND HIGHLIGHTS

- Poor stock selection in the health care, industrials, and information technology sectors contributed to the Fund's underperformance during the period, while holdings in the energy and financials sectors provided some stability.

- In our opinion, the worldwide policy response to the global recession prevented a potential depression, and as a result, investor appetite for riskier assets returned and capital markets began recovering in March 2009.

- We remain faithful to our growth investing principles of bottom-up stock selection and to maintaining a healthy balance between risk and return.

AVERTING A DEPRESSION SCENARIO WITH COORDINATED WORLDWIDE GOVERNMENT STIMULUS, EQUITY MARKETS REGAINED THEIR FOOTING, AND VALUATIONS RETURNED TO WHAT WE BELIEVE ARE HISTORICAL NORMS.

Wave after wave of storm fronts followed the failure of Lehman Brothers in the fall of 2008, with plunging home values, frozen credit markets, and gusts of investor panic that led to continued weakness in the capital markets through the first part of 2009. Stinging from the losses of 2008 and fearful of missing a rally, investors welcomed the pronouncement of "green shoots" in the spring of 2009, prompting a rally in high-risk, speculative assets that appeared to be the most extreme that we have seen since late 2001. As the second quarter of 2009 matured, evidence grew that the "green shoots"rally may have gotten ahead of itself. We didn't see much in the way of fundamentals to back the rally beyond restocking depressed inventories. It appeared that investors grew weary of the idea that "less bad" economic data could continue to be taken as good news, and the market took a breather. Then, by the end of summer 2009, as companies reported quarterly earnings, corporate cost cutting, and tight expense control emerged as the dominant drivers of results. In combination with the Fed's pronouncement that the recession was officially over, valuations returning to normalized levels drove the markets higher toward the end of the 12-month period.

TEN LARGEST EQUITY HOLDINGS(3)
(AS OF OCTOBER 31, 2009)

American Tower Corporation Class A   2.52%
Avon Products Incorporated           2.45%
Concho Resources Incorporated        2.25%
Life Technologies Corporation        2.23%
PMC Sierra Incorporated              1.97%
Noble Corporation                    1.91%
Equinix Incorporated                 1.85%
Express Scripts Incorporated         1.83%
Joy Global Incorporated              1.81%
MEDNAX Incorporated                  1.78%

We believe that cost cutting alone cannot sustain equity returns indefinitely. A return to revenue growth is needed in order to fuel further upside to the equity markets. In looking for revenue growth, our bottom-up "surround the company" research process unveiled several prospects across different industry sectors to allow us to position the Fund in those stocks that we believe can grow beyond cost cutting. For example, delayed corporate spending on technology has created pent-up demand and unit growth potential. In addition, continued smart-phone penetration within

----------
(3.) The ten largest portfolio holdings are calculated based on the value of the securities divided by total investments of the Fund. Holdings are subject to change and may have changed since the date specified.

             14 Wells Fargo Advantage Small and Mid Cap Stock Funds


                                              Performance Highlights (Unaudited)

WELLS FARGO ADVANTAGE ENTERPRISE FUND (CONTINUED)

the mobile-phone market will likely drive revenue growth across several different companies, from the smart-phone manufacturers to the towers that carry the signals. Despite concerns about the overall financial health of the U.S. consumer, we believe that there are companies that can generate revenue growth either by creating value for the consumer or by tapping into previously untapped markets. At the close of the 12-month period, the Fund was overweight information technology, energy, and consumer discretionary, while health care, materials, and consumer staples were underweight.

SECTOR DISTRIBUTION(4)
(AS OF OCTOBER 31, 2009)

                                  (PIE CHART)

Consumer Discretionary       (20%)
Consumer Staples              (5%)
Energy                       (12%)
Financials                    (8%)
Health Care                  (13%)
Industrials                  (12%)
Information Technology       (26%)
Telecommunication Services    (4%)

STOCK SELECTION WAS DIFFICULT DURING THE VOLATILITY IN THE MARKETS OVER THE PAST 12 MONTHS.

Health care and industrials stocks detracted from Fund performance. Poor stock selection in an uncertain political environment impacted results in the health care sector. Health care reform clouded the investment landscape, but it was stock selection that was challenging. For instance, Icon, PLC, a contract research organization, suffered declines after concerns about a shrinking customer base emerged when two large pharmaceutical mergers were announced. The stock was sold from the portfolio with the heightened risk of customer concentration.

Poor stock selection within the industrials sector also created a drag on performance. Lower energy prices took the wind out of the sails of alternative energy investments like First Solar and A-Power Energy Generation Systems, Ltd., while poor execution and a change in fundamentals led to a sale of McDermott International, Inc., a construction and engineering company.

Another aspect that negatively affected the Fund's performance during the period was securities lending. The Fund engages in securities lending as a way of seeking to generate additional income and is a process that is distinct from the investment decisions made by the portfolio management team. During the period, securities lending detracted from the Fund's overall performance due to the decline in value of certain securities in which securities lending cash collateral was invested.

DESPITE THE CHALLENGES IN THE RECENT PAST, WE ARE STAYING WITH OUR DISCIPLINE AND ARE UPBEAT ABOUT THE OPPORTUNITIES WE ARE CURRENTLY FINDING.

Perhaps now more than ever, we are convinced of the importance of sticking with our investing principles. During our two decades of working as an investment team, we have found that it is often at the point of maximum stress that conditions begin to change. True to form, market activity during the end of the summer marked an inflection point that has us optimistic about the future. Moreover, we have spent extensive time critiquing our process and have implemented some promising enhancements.

----------
(4.) Sector distribution is subject to change and is calculated based on the total investments of the Fund, excluding cash and cash equivalents.

             Wells Fargo Advantage Small and Mid Cap Stock Funds 15


Performance Highlights (Unaudited)

                               WELLS FARGO ADVANTAGE ENTERPRISE FUND (CONTINUED)

We believe that the market is transitioning to a new, more rational phase. The gravitational force linking stock prices to company fundamentals seems to be gaining strength. With proactive stimulus policies in place and economic collapse averted, investors are slowly regaining focus on what ultimately drives stock prices: earnings growth. The initial surge in domestic cyclicals with questionable fundamentals--such as retailers, banks, casinos, and hotels--has surrendered to new leadership from companies with secular growth drivers. We are finding broader and more exciting opportunities from industries like technology, biotechnology, global infrastructure, alternative energy, materials, and telecommunications. Following our "surround the company" approach, we believe that many of these companies are poised to report strong results. Recognizing the improving fundamentals and sentiment, we have increased our risk allocations to "developing situations" and "valuation opportunities" in the Fund's portfolio construction.

             16 Wells Fargo Advantage Small and Mid Cap Stock Funds


                                              Performance Highlights (Unaudited)

WELLS FARGO ADVANTAGE ENTERPRISE FUND (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN(5) (%) (AS OF OCTOBER 31, 2009)

                                        Including Sales Charge                 Excluding Sales Charge            Expense Ratio
                                 ------------------------------------   ------------------------------------   -----------------
ENTERPRISE FUND                  6 Month*   1 Year   5 Year   10 Year   6 Month*   1 Year   5 Year   10 Year   Gross(6)   Net(7)
---------------                  --------   ------   ------   -------   --------   ------   ------   -------   --------   ------
Class A (SENAX)                    10.08     4.93     0.21     (1.65)     16.82     11.35    1.40     (1.06)    1.44%      1.35%
Class C (WENCX)                    15.32     9.52     0.67     (1.63)     16.32     10.52    0.67     (1.63)    2.19%      2.10%
Administrator Class (SEPKX)                                               16.89     11.59    1.67     (0.81)    1.26%      1.15%
Institutional Class (WFEIX)                                               17.06     11.90    1.93     (0.70)    0.99%      0.90%
Investor Class (SENTX)                                                    16.69     11.22    1.25     (1.16)    1.54%      1.45%
Russell Midcap Growth Index(1)                                            19.25     22.48    2.22      1.01

*    Returns for periods of less than one year are not annualized.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE - www.wellsfargo.com/advantagefunds.

FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 5.75%. FOR CLASS C SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. ADMINISTRATOR CLASS, INSTITUTIONAL CLASS, AND INVESTOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE.

Stock fund values fluctuate in response to the activities of individual companies and general market and economic conditions. Smaller company stocks tend to be more volatile and less liquid than those of larger companies. The use of derivatives may reduce returns and/or increase volatility. Active trading results in increased turnover and trading expenses, and may generate higher short-term capital gains. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Fund is exposed to foreign investment risk. Consult the Fund's prospectus for additional information on these and other risks.

----------
(5.) Class A shares incepted on February 24, 2000. Class C shares incepted on
     March 31, 2008. Effective June 20, 2008, the Advisor Class was renamed Class A and modified to assume the features and attributes of Class A. Performance shown for the Class A shares from February 24, 2000, through June 19, 2008, includes Advisor Class expenses and is adjusted to reflect Class A sales charges. Performance shown prior to the inception of Class A shares reflects the performance of the Investor Class shares, adjusted to reflect Advisor Class expenses and Class A sales charges. Performance shown prior to the inception of Class C reflects the performance of the Class A shares, adjusted to reflect Class C sales charges and expenses. Administrator Class shares incepted on August 30, 2002. Institutional Class shares incepted on June 30, 2003. Performance shown prior to the inception of the Administrator Class and Institutional Class shares reflects the performance of the Investor Class shares of the Strong Enterprise Fund, the predecessor fund, and includes expenses that are not applicable to and are higher than those of the Administrator Class and Institutional Class shares. The Investor Class shares of the predecessor fund incepted on September 30, 1998.

(6.) Reflects the gross expense ratio as stated in the March 1, 2009 prospectus.

(7.) The investment adviser has contractually committed through February 28, 2010, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown. Without these reductions, the Fund's returns would have been lower.

                     THIS PAGE IS INTENTIONALLY LEFT BLANK.

             18 Wells Fargo Advantage Small and Mid Cap Stock Funds


                                              Performance Highlights (Unaudited)

WELLS FARGO ADVANTAGE MID CAP DISCIPLINED FUND

INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE MID CAP DISCIPLINED FUND (the Fund) seeks long-term capital appreciation.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC

SUBADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGERS

James Tringas, CFA, CPA
Bryant VanCronkhite, CFA, CPA

FUND INCEPTION

December 31, 1998

PERFORMANCE SUMMARY

12-MONTH TOTAL RETURN AS OF OCTOBER 31, 2009

MID CAP DISCIPLINED FUND        1 YEAR
------------------------        ------
Investor Class                  16.55%
Russell Midcap Value Index(1)   14.52%

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE - www.wellsfargo.com/advantagefunds.

INVESTOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. NET AND GROSS EXPENSE RATIOS FOR INVESTOR CLASS SHARES ARE 1.31% AND 1.52%, RESPECTIVELY. THE INVESTMENT ADVISER HAS CONTRACTUALLY COMMITTED THROUGH FEBRUARY 28, 2010, TO WAIVE FEES AND/OR REIMBURSE EXPENSES TO THE EXTENT NECESSARY TO MAINTAIN THE NET OPERATING EXPENSE RATIO SHOWN.

GROWTH OF $10,000 INVESTMENT(2)
(AS OF OCTOBER 31, 2009)

                               (PERFORMANCE GRAPH)


                WELLS FARGO
             ADVANTAGE MID CAP    WELLS FARGO ADVANTAGE MID
             DISCIPLINED FUND -     CAP DISCIPLINED FUND -
                  CLASS A              INVESTOR CLASS         RUSSELL MIDCAP VALUE INDEX
             ------------------   -------------------------   --------------------------
10/31/1999           9,425                    10,000                       10,000
11/30/1999           9,887                    10,490                        9,817
12/31/1999          10,947                    11,615                       10,080
 1/31/2000          10,818                    11,478                        9,477
 2/29/2000          11,506                    12,208                        9,080
 3/31/2000          12,615                    13,385                       10,181
 4/30/2000          12,235                    12,981                       10,222
 5/31/2000          12,016                    12,749                       10,398
 6/30/2000          12,081                    12,818                       10,010
 7/31/2000          12,040                    12,775                       10,244
 8/31/2000          12,640                    13,411                       10,872
 9/30/2000          12,308                    13,058                       10,976
10/31/2000          12,769                    13,548                       11,185
11/30/2000          12,211                    12,955                       11,039
12/31/2000          13,443                    14,263                       12,013
 1/31/2001          13,730                    14,567                       11,969
 2/28/2001          12,706                    13,481                       11,919
 3/31/2001          12,047                    12,782                       11,588
 4/30/2001          13,148                    13,950                       12,225
 5/31/2001          13,825                    14,668                       12,573
 6/30/2001          13,964                    14,815                       12,405
 7/31/2001          14,094                    14,954                       12,355
 8/31/2001          14,085                    14,944                       12,130
 9/30/2001          12,194                    12,938                       10,972
10/31/2001          12,645                    13,417                       11,031
11/30/2001          13,938                    14,788                       11,803
12/31/2001          15,112                    16,034                       12,292
 1/31/2002          15,121                    16,043                       12,416
 2/28/2002          15,051                    15,969                       12,618
 3/31/2002          16,274                    17,267                       13,263
 4/30/2002          15,650                    16,604                       13,254
 5/31/2002          15,433                    16,374                       13,234
 6/30/2002          14,748                    15,647                       12,643
 7/31/2002          13,030                    13,825                       11,406
 8/31/2002          13,290                    14,101                       11,538
 9/30/2002          12,249                    12,996                       10,373
10/31/2002          12,778                    13,558                       10,703
11/30/2002          13,681                    14,515                       11,377
12/31/2002          13,332                    14,145                       11,107
 1/31/2003          13,152                    13,955                       10,799
 2/28/2003          12,461                    13,221                       10,620
 3/31/2003          12,560                    13,326                       10,656
 4/30/2003          13,610                    14,441                       11,466
 5/31/2003          15,047                    15,965                       12,476
 6/30/2003          15,289                    16,222                       12,563
 7/31/2003          16,079                    17,060                       12,953
 8/31/2003          16,770                    17,793                       13,413
 9/30/2003          16,663                    17,679                       13,309
10/31/2003          17,228                    18,279                       14,286
11/30/2003          17,749                    18,832                       14,700
12/31/2003          18,753                    19,897                       15,334
 1/31/2004          19,303                    20,480                       15,739
 2/29/2004          19,992                    21,212                       16,128
 3/31/2004          20,195                    21,427                       16,154
 4/30/2004          20,225                    21,458                       15,471
 5/31/2004          20,274                    21,510                       15,868
 6/30/2004          20,765                    22,032                       16,434
 7/31/2004          20,362                    21,604                       15,989
 8/31/2004          20,568                    21,823                       16,246
 9/30/2004          20,981                    22,261                       16,719
10/31/2004          21,060                    22,344                       17,106
11/30/2004          21,856                    23,189                       18,262
12/31/2004          22,726                    24,112                       18,970
 1/31/2005          22,349                    23,713                       18,528
 2/28/2005          22,817                    24,209                       19,174
 3/31/2005          22,398                    23,764                       19,117
 4/30/2005          21,577                    22,893                       18,612
 5/31/2005          22,459                    23,829                       19,382
 6/30/2005          22,951                    24,352                       20,016
 7/31/2005          23,618                    25,059                       20,968
 8/31/2005          23,741                    25,189                       20,805
 9/30/2005          24,408                    25,897                       21,088
10/31/2005          23,823                    25,276                       20,443
11/30/2005          24,233                    25,712                       21,164
12/31/2005          24,526                    26,022                       21,369
 1/31/2006          25,626                    27,189                       22,297
 2/28/2006          25,459                    27,012                       22,509
 3/31/2006          26,009                    27,595                       22,999
 4/30/2006          26,,391                   28,001                       23,220
 5/31/2006          26,487                    28,103                       22,734
 6/30/2006          26,284                    27,887                       22,871
 7/31/2006          26,009                    27,595                       22,741
 8/31/2006          27,073                    28,724                       23,378
 9/30/2006          27,252                    28,915                       23,677
10/31/2006          27,934                    29,638                       24,637
11/30/2006          28,723                    30,475                       25,430
12/31/2006          29,007                    30,776                       25,690
 1/31/2007          29,326                    31,114                       26,481
 2/28/2007          29,440                    31,236                       26,640
 3/31/2007          29,657                    31,467                       26,938
 4/30/2007          30,423                    32,279                       27,784
 5/31/2007          30,755                    32,631                       28,740
 6/30/2007          30,232                    32,076                       27,921
 7/31/2007          29,160                    30,938                       26,363
 8/31/2007          29,121                    30,898                       26,281
 9/30/2007          29,683                    31,480                       26,927
10/31/2007          29,504                    31,291                       27,030
11/30/2007          28,049                    29,747                       25,605
12/31/2007          27,606                    29,272                       25,322
 1/31/2008          26,528                    28,135                       24,168
 2/29/2008          26,287                    27,881                       23,371
 3/31/2008          26,188                    27,776                       23,133
 4/30/2008          27,862                    29,557                       24,543
 5/31/2008          28,926                    30,664                       25,414
 6/30/2008          26,287                    27,866                       23,148
 7/31/2008          25,989                    27,551                       22,882
 8/31/2008          26,727                    28,330                       23,536
 9/30/2008          24,726                    26,204                       21,407
10/31/2008          19,719                    20,907                       16,535
11/30/2008          19,407                    20,577                       14,863
12/31/2008          19,321                    20,469                       15,587
 1/31/2009          17,953                    19,034                       13,977
 2/28/2009          16,413                    17,387                       12,232
 3/31/2009          17,708                    18,762                       13,299
 4/30/2009          19,724                    20,892                       15,520
 5/31/2009          19,998                    21,179                       16,052
 6/30/2009          20,242                    21,451                       16,085
 7/31/2009          21,682                    22,962                       17,663
 8/31/2009          22,287                    23,611                       18,830
 9/30/2009          23,870                    25,288                       19,883
10/31/2009          23,007                    24,366                       18,936

----------
(1.) The Russell Midcap Value Index measures the performance of those Russell
     Midcap companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000 Value Index. You cannot invest directly in an Index.

(2.) The chart compares the performance of the WELLS FARGO ADVANTAGE MID CAP
     DISCIPLINED FUND Class A and Investor Class shares for the most recent ten years with the Russell Midcap Value Index. The chart assumes a hypothetical investment of $10,000 in Class A and Investor Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 5.75%.

             Wells Fargo Advantage Small and Mid Cap Stock Funds 19


Performance Highlights (Unaudited)

                      WELLS FARGO ADVANTAGE MID CAP DISCIPLINED FUND (CONTINUED)

MANAGER'S DISCUSSION

FUND HIGHLIGHTS

- Our focus on higher-quality holdings contributed to the Fund outperforming its benchmark.

- Our outperformance was front-loaded during the first half of the 12-month period when our high-quality stocks held up in a falling market. Our significant underweight position in financials helped us avoid the pain related to the financial crisis, while high-quality names were a drag on our performance during the rally that began in March 2009 and extended through the end of the 12-month period.

- We spend our time looking for the right company selling at the right price. We believe that the Fund is well-positioned for the year ahead because of this disciplined focus.

THE 12-MONTH PERIOD BEGAN IN THE THROES OF A FINANCIAL CRISIS AND A DEEPENING RECESSION BUT ENDED IN THE MIDST OF A STRONG MARKET RALLY.

In a climate dominated by high volatility and macroeconomic themes, we maintained our disciplined investment process. Our bias toward higher-quality companies characterized by strong balance sheets, market share leadership, and respected management teams led to significant outperformance for the Fund during the first half of the year, when the market was under duress; it led to underperformance during the second half of the 12-month period when the valuations of economically cyclical and lower-quality stocks rose sharply.

The financials sector dominated the headlines again during the period with deep distress, recession, and financial panic in late 2008 and early 2009 being replaced with a healing of the credit markets and stabilization of the sector as the 12-month period progressed. Our underweight position in financials helped in this climate and we avoided much of the pain. We also benefited from being significantly overweight information technology, which was one of the strongest performing sectors during the period, though some specific stock selections partially offset a portion of that benefit. For example, one of our larger holdings, Automatic Data Processing, a high-quality service provider focusing on payroll and human resources, performed well but lagged the sector's high return overall.

We were underweight consumer discretionary stocks to the detriment of the Fund as this group was the best-performing sector in the benchmark. However, we found some select opportunities within the space, including purchases of Weight Watchers International, a leader in consumer weight-loss programs, and Black & Decker, which shortly after the close of the 12-month period was offered to be acquired at a premium by a competitor. We are still cautious on the financial health of the consumer and remain underweight the discretionary sector, while diligently looking for good values. We remain overweight the health care sector and have found several specific opportunities within this diverse sector.

             20 Wells Fargo Advantage Small and Mid Cap Stock Funds


                                              Performance Highlights (Unaudited)

WELLS FARGO ADVANTAGE MID CAP DISCIPLINED FUND (CONTINUED)

TEN LARGEST EQUITY HOLDINGS(3)
(AS OF OCTOBER 31, 2009)

Exterran Holdings Incorporated       2.93%
Alliance Bernstein Holding LP        2.34%
Molex Incorporated                   2.33%
Walgreen Company                     2.30%
ConAgra Foods Incorporated           2.27%
Hospira Incorporated                 2.12%
Total System Services Incorporated   2.09%
IAC InterActiveCorp                  2.05%
FedEx Corporation                    1.98%
CapitalSource Incorporated           1.97%

Another aspect that negatively affected the Fund's performance during the period was securities lending. The Fund engages in securities lending as a way of seeking to generate additional income and is a process that is distinct from the investment decisions made by the portfolio management team. During the period, securities lending detracted from the Fund's overall performance due to the decline in value of certain securities in which securities lending cash collateral was invested.

AS OUR INVESTMENT PROCESS DICTATES, WE OFTEN SELL STOCKS INTO PERIODS OF STRENGTH AND BUY NAMES THAT ARE OUT OF FAVOR WITH THE INVESTMENT COMMUNITY.

We continue to be underweight the financials sector, a position that we have held for several years. However, as valuations became more attractive, we opportunistically added to the Fund's financials exposure. The only industry within financials in which we remain significantly underweight is real estate investment trusts (REITs) because we believe that risks outweigh rewards in that industry. Meanwhile, while we still are attracted to the balance sheet strength and high returns on capital among information technology companies, we are finding valuations relatively less attractive as the group outperformed, so we have been selling into that sector's strength, reducing our overweight position.

SECTOR DISTRIBUTION(4)
(AS OF OCTOBER 31, 2009)

                                   (PIE CHART)

Consumer Discretionary    (8%)
Consumer Staples          (7%)
Energy                    (9%)
Financials               (24%)
Health Care              (10%)
Industrials              (12%)
Information Technology   (16%)
Materials                 (8%)
Utilities                 (6%)

We found ample opportunities to buy financials, particularly higher-quality overcapitalized banks and thrifts that met our disciplined standards, and we now have an overweight position in both industries. In general, our bank and thrift investments have higher-than-average earnings potential, excellent deposit franchises, and excess capital. Our thesis is that these traits will allow our companies to survive and thrive in a challenged industry. In particular, because of their balance sheets and operational strengths, deposit and loan customers may flock to these firms from their weakened competitors, and in many cases our banks and thrifts may acquire failed institutions coupled with shareholder-friendly protection provided by the FDIC. Either of these outcomes should lead to profitable growth as this negative credit cycle ends, which, combined with favorable valuations, leads us to believe that they are attractive investments. For example, one

----------
(3.) The ten largest portfolio holdings are calculated based on the value of the securities divided by total investments of the Fund. Holdings are subject to change and may have changed since the date specified.

(4.) Sector distribution is subject to change and is calculated based on the total investments of the Fund, excluding cash and cash equivalents.

             Wells Fargo Advantage Small and Mid Cap Stock Funds 21


Performance Highlights (Unaudited)

                      WELLS FARGO ADVANTAGE MID CAP DISCIPLINED FUND (CONTINUED)

of our larger thrift holdings, People's United Financial, has one of the highest levels of capital in the industry, excellent credit quality, and good management. This company plans on using its capital to acquire other banks, likely in one or more FDIC-assisted transactions of failed banks, which we believe will be positive for the shares.

WE REMAIN FAITHFUL TO OUR PROCESS IN THIS VOLATILE MACRO ENVIRONMENT BECAUSE WE BELIEVE THAT WISE STOCK SELECTION WILL BE REWARDED.

Consistent with our process, we seek companies that have solid and understandable assets, manageable debt, and credible management teams. We work to buy the stocks of these companies at attractive prices, often when companies are temporarily out of favor with the market. We believe that our disciplined investment process and risk management focus are well-suited for the current economic environment.

             22 Wells Fargo Advantage Small and Mid Cap Stock Funds


                                              Performance Highlights (Unaudited)

WELLS FARGO ADVANTAGE MID CAP DISCIPLINED FUND (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN(5) (%) (AS OF OCTOBER 31, 2009)

                                       Including Sales Charge                 Excluding Sales Charge            Expense Ratio
                                ------------------------------------   ------------------------------------   -----------------
MID CAP DISCIPLINED FUND        6 Month*   1 Year   5 Year   10 Year   6 Month*   1 Year   5 Year   10 Year   Gross(6)   Net(7)
------------------------        --------   ------   ------   -------   --------   ------   ------   -------   --------   ------
Class A (WFPAX)                    9.90      9.95    0.58      8.69      16.64     16.67    1.78      9.33      1.42%     1.25%
Class C (WFPCX)                   15.29     14.81    1.07      8.68      16.29     15.81    1.07      8.68      2.17%     2.00%
Administrator Class (WFMDX)                                              16.87     16.83    1.92      9.41      1.24%     1.15%
Institutional Class (WFMIX)                                              16.90     17.04    2.15      9.53      0.97%     0.90%
Investor Class (SMCDX)                                                   16.63     16.55    1.75      9.31      1.52%     1.31%
Russell Midcap Value Index(1)                                            22.01     14.52    2.05      6.59

*    Returns for periods of less than one year are not annualized.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED.CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE - www.wellsfargo.com/advantagefunds.

FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 5.75%. FOR CLASS C SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. ADMINISTRATOR CLASS, INSTITUTIONAL CLASS, AND INVESTOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE.

Stock fund values fluctuate in response to the activities of individual companies and general market and economic conditions. Smaller company stocks tend to be more volatile and less liquid than those of larger companies. The use of derivatives may reduce returns and/or increase volatility. Active trading results in increased turnover and trading expenses, and may generate higher short-term capital gains. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Fund is exposed to foreign investment risk. Consult the Fund's prospectus for additional information on these and other risks.

----------
(5.) Class A and Class C shares incepted on July 31, 2007. Performance shown prior to the inception of the Class A shares reflects the performance of the Investor Class shares, and includes expenses that are not applicable to and are higher than those of the Class A shares, but has been adjusted to reflect Class A sales charges. Performance shown prior to the inception of the Class C shares reflects the performance of the Investor Class shares, adjusted to reflect Class C sales charges and expenses. Administrator Class and Institutional Class shares incepted on April 11, 2005. Performance shown prior to the inception of the Administrator Class and Institutional reflects the performance of the Investor Class shares of the Strong Mid Cap Disciplined Fund, the predecessor fund, and includes expenses that are not applicable to and are higher than those of the Administrator Class and Institutional Class shares. The Investor Class shares of the predecessor fund incepted on December 31, 1998.

(6.) Reflects the gross expense ratio as stated in the March 1, 2009 prospectus.

(7.) The investment adviser has contractually committed through February 28, 2010, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown. Without these reductions, the Fund's returns would have been lower.

                     THIS PAGE IS INTENTIONALLY LEFT BLANK.

             24 Wells Fargo Advantage Small and Mid Cap Stock Funds


                                              Performance Highlights (Unaudited)

WELLS FARGO ADVANTAGE OPPORTUNITY FUND

INVESTMENT OBJECTIVE
The Wells Fargo Advantage Opportunity Fund (the Fund) seeks long-term capital appreciation.

INVESTMENT ADVISER
Wells Fargo Funds Management, LLC

SUBADVISER
Wells Capital Management Incorporated

PORTFOLIO MANAGER
Ann M. Miletti

FUND INCEPTION
December 31, 1985

PERFORMANCE SUMMARY
12-MONTH TOTAL RETURN AS OF OCTOBER 31, 2009

OPPORTUNITY FUND          1 YEAR
----------------          ------
Investor Class            23.91%
Russell Midcap Index(1)   18.75%

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Current month-end performance is available on the Funds' Web site - www.wellsfargo.com/advantagefunds.

Investor Class shares are sold without a front-end sales charge or contingent deferred sales charge. Net and gross expense ratios for Investor Class shares are 1.35% and 1.47%, respectively. The investment adviser has contractually committed through February 28, 2010, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown.

GROWTH OF $10,000 INVESTMENT(2)
(AS OF OCTOBER 31, 2009)

                              (PERFORMANCE GRAPH)


                  WELLS FARGO           WELLS FARGO ADVANTAGE
             ADVANTAGE OPPORTUNITY   OPPORTUNITY FUND - INVESTOR
                FUND - CLASS A                  CLASS              RUSSELL MIDCAP INDEX
             ---------------------   ---------------------------   ---------------------
10/31/1999             9,425                     10,000                      10,000
11/30/1999             9,755                     10,352                      10,288
12/31/1999            10,430                     11,072                      11,193
 1/31/2000            10,115                     10,740                      10,822
 2/29/2000            10,194                     10,826                      11,654
 3/31/2000            11,244                     11,944                      12,322
 4/30/2000            11,076                     11,768                      11,738
 5/31/2000            11,219                     11,924                      11,427
 6/30/2000            10,953                     11,644                      11,766
 7/31/2000            10,827                     11,518                      11,634
 8/31/2000            11,517                     12,256                      12,748
 9/30/2000            11,100                     11,812                      12,567
10/31/2000            11,207                     11,931                      12,373
11/30/2000            10,505                     11,186                      11,259
12/31/2000            11,287                     12,021                      12,116
 1/31/2001            11,903                     12,680                      12,311
 2/28/2001            11,238                     11,973                      11,562
 3/31/2001            10,683                     11,382                      10,845
 4/30/2001            11,455                     12,211                      11,772
 5/31/2001            11,525                     12,288                      11,991
 6/30/2001            11,233                     11,979                      11,878
 7/31/2001            11,075                     11,814                      11,538
 8/31/2001            10,410                     11,107                      11,095
 9/30/2001             8,968                      9,571                       9,757
10/31/2001             9,485                     10,125                      10,143
11/30/2001            10,319                     11,019                      10,993
12/31/2001            10,714                     11,444                      11,435
 1/31/2002            10,543                     11,272                      11,366
 2/28/2002            10,279                     11,004                      11,246
 3/31/2002            10,791                     11,552                      11,920
 4/30/2002            10,232                     10,949                      11,689
 5/31/2002            10,149                     10,858                      11,557
 6/30/2002             9,004                      9,635                      10,782
 7/31/2002             7,991                      8,555                       9,730
 8/31/2002             8,021                      8,587                       9,783
 9/30/2002             7,154                      7,657                       8,881
10/31/2002             7,578                      8,115                       9,329
11/30/2002             8,401                      8,994                       9,977
12/31/2002             7,809                      8,359                       9,584
 1/31/2003             7,603                      8,141                       9,390
 2/28/2003             7,559                      8,091                       9,266
 3/31/2003             7,471                      7,998                       9,357
 4/30/2003             8,143                      8,718                      10,037
 5/31/2003             8,982                      9,618                      10,955
 6/30/2003             9,067                      9,711                      11,066
 7/31/2003             9,365                     10,028                      11,431
 8/31/2003             9,791                     10,489                      11,927
 9/30/2003             9,593                     10,279                      11,778
10/31/2003            10,130                     10,856                      12,677
11/30/2003            10,320                     11,059                      13,033
12/31/2003            10,719                     11,490                      13,423
 1/31/2004            11,140                     11,945                      13,813
 2/29/2004            11,333                     12,152                      14,111
 3/31/2004            11,248                     12,061                      14,114
 4/30/2004            11,091                     11,895                      13,595
 5/31/2004            11,303                     12,123                      13,933
 6/30/2004            11,581                     12,425                      14,318
 7/31/2004            11,176                     11,994                      13,692
 8/31/2004            10,975                     11,779                      13,751
 9/30/2004            11,405                     12,242                      14,198
10/31/2004            11,600                     12,452                      14,589
11/30/2004            12,219                     13,119                      15,478
12/31/2004            12,583                     13,515                      16,137
 1/31/2005            12,225                     13,133                      15,738
 2/28/2005            12,363                     13,285                      16,224
 3/31/2005            12,197                     13,110                      16,096
 4/30/2005            11,771                     12,650                      15,583
 5/31/2005            12,379                     13,305                      16,330
 6/30/2005            12,652                     13,596                      16,769
 7/31/2005            13,389                     14,389                      17,653
 8/31/2005            13,235                     14,223                      17,529
 9/30/2005            13,219                     14,205                      17,762
10/31/2005            12,819                     13,774                      17,229
11/30/2005            13,353                     14,348                      17,994
12/31/2005            13,486                     14,491                      18,180
 1/31/2006            14,156                     15,211                      19,114
 2/28/2006            13,960                     14,998                      19,091
 3/31/2006            14,159                     15,211                      19,565
 4/30/2006            14,529                     15,609                      19,702
 5/31/2006            13,985                     15,021                      19,039
 6/30/2006            13,764                     14,785                      19,061
 7/31/2006            13,465                     14,462                      18,644
 8/31/2006            13,807                     14,830                      19,117
 9/30/2006            14,229                     15,279                      19,463
10/31/2006            14,596                     15,676                      20,230
11/30/2006            15,018                     16,128                      20,958
12/31/2006            15,082                     16,193                      20,956
 1/31/2007            15,447                     16,586                      21,664
 2/28/2007            15,348                     16,477                      21,699
 3/31/2007            15,635                     16,788                      21,872
 4/30/2007            16,112                     17,298                      22,706
 5/31/2007            16,769                     18,002                      23,562
 6/30/2007            16,651                     17,873                      23,031
 7/31/2007            16,060                     17,239                      22,175
 8/31/2007            15,979                     17,150                      22,212
 9/30/2007            16,518                     17,729                      22,943
10/31/2007            16,769                     17,998                      23,313
11/30/2007            15,957                     17,127                      22,199
12/31/2007            15,843                     16,999                      22,129
 1/31/2008            14,872                     15,958                      20,687
 2/29/2008            14,872                     15,958                      20,214
 3/31/2008            14,548                     15,609                      19,921
 4/30/2008            15,573                     16,706                      21,268
 5/31/2008            16,220                     17,399                      22,231
 6/30/2008            14,912                     15,995                      20,454
 7/31/2008            14,615                     15,679                      19,934
 8/31/2008            15,085                     16,181                      20,302
 9/30/2008            13,338                     14,307                      17,813
10/31/2008            10,305                     11,051                      13,831
11/30/2008             9,205                      9,874                      12,424
12/31/2008             9,449                     10,135                      12,954
 1/31/2009             8,948                      9,595                      11,996
 2/28/2009             8,438                      9,046                      10,803
 3/31/2009             9,125                      9,786                      11,791
 4/30/2009            10,553                     11,321                      13,604
 5/31/2009            11,072                     11,874                      14,195
 6/30/2009            11,205                     12,018                      14,244
 7/31/2009            12,016                     12,883                      15,505
 8/31/2009            12,455                     13,353                      16,259
 9/30/2009            13,200                     14,148                      17,181
10/31/2009            12,775                     13,693                      16,424

----------
(1.) The Russell Midcap Index measures the performance of the 800 smallest companies in the Russell 1000 Index, which represent approximately 25% of the total market capitalization of the Russell 1000 Index. You cannot invest directly in an Index.

(2.) The chart compares the performance of the Wells Fargo Advantage Opportunity
     Fund Class A and Investor Class shares for the most recent ten years with the Russell Midcap Index. The chart assumes a hypothetical investment of $10,000 in Class A and Investor Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 5.75%.

             Wells Fargo Advantage Small and Mid Cap Stock Funds 25


Performance Highlights (Unaudited)

                              WELLS FARGO ADVANTAGE OPPORTUNITY FUND (CONTINUED)

MANAGER'S DISCUSSION

FUND HIGHLIGHTS

- The Fund outperformed its benchmark; holdings in the consumer discretionary and health care sectors were the top contributors to relative performance.

- The energy sector contributed positively to absolute performance but was the primary headwind for the Fund, as our holdings in this sector underperformed those of the broader index.

- As the market fluctuated over the past year, our process remained our foundation, as we continued to look for well-positioned businesses that have strong management teams, favorable trends, and trade at attractive discounts to our estimated private market valuations.

STOCK SELECTION AND SECTOR WEIGHTS BOTH CONTRIBUTED TO THE FUND'S
OUTPERFORMANCE.

The consumer discretionary sector was the top contributor to relative performance during the 12-month period, led by the strong performance of Darden Restaurants, Inc., and Nordstrom, Inc. Our overweight of the sector was also beneficial, as it outperformed the entire index. Security selection in the health care sector was another positive contributor, led by Health Management Associates, Inc. This sector outperformed the index over the 12-month period in spite of the decreased visibility caused by the health care reform debate, but the debate continues to put the entire sector under a cloud of uncertainty. Security selection in the industrials sector also positively contributed to relative performance, led by our holdings in the electrical equipment industry and careful navigation within the airline industry. Finally, our underweight of the utilities sector, which was a primary headwind for the Fund last year, positively contributed to our relative performance.

Although both the energy and information technology sectors positively contributed to the absolute performance of the Fund, these sectors were the primary detractors from relative performance, as our holdings in these sectors lagged their broader sectors. In energy, oil, gas and consumable fuels was the relatively weakest industry, while in information technology, computers and peripherals was the relatively weakest industry.

SECTOR DISTRIBUTION(3)
(AS OF OCTOBER 31, 2009)

                                  (PIE CHART))

Telecommunication Services      (1%)
Consumer Discretionary          (20%)
Consumer Staples                 (7%)
Energy                           (8%)
Financials                      (16%)
Health Care                     (13%)
Industrials                     (11%)
Information Technology          (19%)
Materials                        (5%)

----------
(3.) Sector distribution is subject to change and is calculated based on the total investments of the Fund, excluding cash and cash equivalents.

             26 Wells Fargo Advantage Small and Mid Cap Stock Funds


                                              Performance Highlights (Unaudited)

WELLS FARGO ADVANTAGE OPPORTUNITY FUND (CONTINUED)

Securities lending also negatively affected the Fund's performance. The Fund engages in securities lending as a way of seeking to generate additional income and is a process that is distinct from the investment decisions made by the portfolio management team. During the period, securities lending detracted from the Fund's overall performance due to the decline in value of certain securities in which securities lending cash collateral was invested.

OUR METHODOLOGY INCLUDES BUYING STOCKS THAT ARE SELLING AT A DISCOUNT TO THEIR INTRINSIC PRIVATE MARKET VALUES AND SELLING STOCKS THAT APPROACH THEIR PRIVATE MARKET VALUES.

TEN LARGEST EQUITY HOLDINGS(4)
(AS OF OCTOBER 31, 2009)

Transocean Limited                     1.47%
ACE Limited                            1.36%
Weatherford International Limited      1.35%
XTO Energy Incorporated                1.33%
Praxair Incorporated                   1.33%
Symantec Corporation                   1.29%
ResMed Incorporated                    1.26%
Accenture plc                          1.23%
Church & Dwight Company Incorporated   1.23%
Pall Corporation                       1.23%

Our discipline allows us to be patient with stocks that are out of favor with the market, which seems to be the exception, as the unprecedented volatility in the market increased investor focus on the short term rather than the long term. Although this dynamic was challenging, we viewed it favorably, as the indiscriminant sell-off punished many companies that we judged to be higher-quality businesses with strong management teams. The subsequent rally rewarded our patience and longer-term view.

Over the past 12 months, we added positions in several sectors and industries. These additions were generally complemented by sales of companies that have what we believe to be inappropriate valuations, lower-quality business models, and/or deteriorating fundamentals. Although they reflected relatively small changes overall, the two sectors that had the largest increases as a percentage of the Fund were the consumer staples and financials sectors, while the sectors that had the largest decreases were the energy and information technology sectors. Most sector weightings were fairly consistent throughout the 12-month period. The Fund was overweight consumer discretionary, information technology, and health care and was underweight the utilities, financials, and industrials sectors.

UNCERTAINTY REMAINS, BUT OPPORTUNITIES REMAIN AS WELL.

As the rally over the past 12 months progressed, more questions continued to arise, most notably about the potential long-term growth rate of the macro economy and the potential consequences of a changing regulatory landscape. These questions not only increase uncertainty but also present opportunities to potentially add to current holdings at favorable prices and valuations or to upgrade the Fund with higher-quality companies. In either calm or volatile

----------
(4.) The ten largest portfolio holdings are calculated based on the value of the securities divided by total investments of the Fund. Holdings are subject to change and may have changed since the date specified.

             Wells Fargo Advantage Small and Mid Cap Stock Funds 27


Performance Highlights (Unaudited)

                              WELLS FARGO ADVANTAGE OPPORTUNITY FUND (CONTINUED)

periods, our ideal is to build a diversified portfolio of stocks that will offer upside participation while potentially limiting downside risk.

Through it all, our bottom-up process of identifying companies that have solid business models, strong management teams, and favorable trends, trading at attractive discounts to our private market valuations, continues to guide our decision-making process.

             28 Wells Fargo Advantage Small and Mid Cap Stock Funds


                                              Performance Highlights (Unaudited)

WELLS FARGO ADVANTAGE OPPORTUNITY FUND (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN(5) (%) (AS OF OCTOBER 31, 2009)

                                     Including Sales Charge                 Excluding Sales Charge            Expense Ratio
                              ------------------------------------   ------------------------------------   -----------------
OPPORTUNITY FUND              6 Month*   1 Year   5 Year   10 Year   6 Month*   1 Year   5 Year   10 Year   Gross(6)   Net(7)
----------------              --------   ------   ------   -------   --------   ------   ------   -------   --------   ------
Class A (SOPVX)                 14.10     16.83    0.75      2.48      21.05     23.97     1.95     3.09      1.37%    1.29%
Class C (WFOPX)                 19.58     22.08    1.21      2.48      20.58     23.08     1.21     2.48      2.12%    2.04%
Administrator Class (WOFDX)                                            21.16     24.27     2.20     3.39      1.19%    1.04%
Investor Class (SOPFX)                                                 20.95     23.91     1.92     3.19      1.47%    1.35%
Russell Midcap Index(1)                                                20.73     18.75     2.40     5.09

*    Returns for periods of less than one year are not annualized.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE - www.wellsfargo.com/advantagefunds.

FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 5.75%. FOR CLASS C SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. ADMINISTRATOR CLASS AND INVESTOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE.

Stock fund values fluctuate in response to the activities of individual companies and general market and economic conditions. Smaller company stocks tend to be more volatile and less liquid than those of larger companies. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Fund is exposed to foreign investment risk. Consult the Fund's prospectus for additional information on these and other risks.

----------
(5.) Class A shares incepted on February 24, 2000. Class C shares incepted on
     March 31, 2008. Effective June 20, 2008, the Advisor Class was renamed Class A and modified to assume the features and attributes of Class A. Performance shown for the Class A shares from February 24, 2000, to June 19, 2008, includes Advisor Class expenses and is adjusted to reflect Class A sales charges. Performance shown prior to the inception of Class A reflects the performance of the Investor Class shares, adjusted to reflect Advisor Class expenses and Class A sales charges. Performance shown prior to the inception of Class C reflects the performance of Class A shares, adjusted to reflect Class C sales charges and expenses. Administrator Class shares incepted on August 30, 2002. Performance shown prior to the inception of the Administrator Class reflects the performance of the Investor Class shares of the Strong Opportunity Fund, the predecessor fund, and includes expenses that are not applicable to and are higher than those of the Administrator Class shares.

(6.) Reflects the gross expense ratio as stated in the March 1, 2009 prospectus.

(7.) The investment adviser has contractually committed through February 28, 2010, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown. Without these reductions, the Fund's returns would have been lower.

                     THIS PAGE IS INTENTIONALLY LEFT BLANK.

             30 Wells Fargo Advantage Small and Mid Cap Stock Funds


                                              Performance Highlights (Unaudited)

WELLS FARGO ADVANTAGE SMALL CAP DISCIPLINED FUND

INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE SMALL CAP DISCIPLINED FUND (the Fund) seeks long-term capital appreciation.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC

SUBADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGERS

James Tringas, CFA, CPA
Bryant VanCronkhite, CFA, CPA

FUND INCEPTION

March 28, 2002

PERFORMANCE SUMMARY
12-MONTH TOTAL RETURN AS OF OCTOBER 31, 2009

SMALL CAP DISCIPLINED FUND       1 YEAR
--------------------------       ------
Investor Class                   4.00%
Russell 2000(R) Value Index(1)   1.96%

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE - www.wellsfargo.com/advantagefunds.

INVESTOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. NET AND GROSS EXPENSE RATIOS FOR INVESTOR CLASS SHARES ARE 1.49% AND 1.65%, RESPECTIVELY. THE INVESTMENT ADVISER HAS CONTRACTUALLY COMMITTED THROUGH FEBRUARY 28, 2010, TO WAIVE FEES AND/OR REIMBURSE EXPENSES TO THE EXTENT NECESSARY TO MAINTAIN THE NET OPERATING EXPENSE RATIO SHOWN.

GROWTH OF $10,000 INVESTMENT(2)
(AS OF OCTOBER 31, 2009)

                              (PERFORMANCE GRAPH)


                WELLS FARGO
             ADVANTAGE SMALL CAP       WELLS FARGO ADVANTAGE
             DISCIPLINED FUND -    SMALL CAP DISCIPLINED FUND -
                  CLASS A                 INVESTOR CLASS          RUSSELL 2000 VALUE INDEX
             -------------------   ----------------------------   ------------------------
 3/28/2002           9,425                       10,000                       10,000
 3/31/2002           9,425                       10,000                       10,000
 4/30/2002           9,406                        9,980                       10,352
 5/31/2002           9,095                        9,650                       10,010
 6/30/2002           9,020                        9,570                        9,788
 7/31/2002           8,021                        8,510                        8,334
 8/31/2002           8,143                        8,640                        8,297
 9/30/2002           7,653                        8,120                        7,704
10/31/2002           7,983                        8,470                        7,820
11/30/2002           8,699                        9,230                        8,444
12/31/2002           8,596                        9,120                        8,083
 1/31/2003           8,219                        8,720                        7,856
 2/28/2003           7,898                        8,380                        7,592
 3/31/2003           7,945                        8,430                        7,673
 4/30/2003           8,973                        9,520                        8,401
 5/31/2003          10,349                       10,980                        9,259
 6/30/2003          10,697                       11,350                        9,416
 7/31/2003          11,536                       12,240                        9,886
 8/31/2003          11,828                       12,550                       10,261
 9/30/2003          11,979                       12,710                       10,143
10/31/2003          12,667                       13,440                       10,971
11/30/2003          13,054                       13,850                       11,392
12/31/2003          13,971                       14,823                       11,804
 1/31/2004          14,563                       15,452                       12,212
 2/29/2004          14,865                       15,771                       12,448
 3/31/2004          15,360                       16,297                       12,620
 4/30/2004          15,554                       16,503                       11,968
 5/31/2004          15,860                       16,828                       12,112
 6/30/2004          16,249                       17,240                       12,727
 7/31/2004          15,677                       16,633                       12,142
 8/31/2004          15,176                       16,102                       12,261
 9/30/2004          15,697                       16,655                       12,746
10/31/2004          15,575                       16,525                       12,944
11/30/2004          17,188                       18,237                       14,093
12/31/2004          17,748                       18,831                       14,429
 1/31/2005          17,546                       18,616                       13,871
 2/28/2005          18,099                       19,203                       14,147
 3/31/2005          17,483                       18,549                       13,855
 4/30/2005          16,277                       17,270                       13,141
 5/31/2005          16,718                       17,738                       13,942
 6/30/2005          17,386                       18,446                       14,559
 7/31/2005          17,806                       18,892                       15,387
 8/31/2005          17,978                       19,075                       15,033
 9/30/2005          18,118                       19,223                       15,008
10/31/2005          17,268                       18,321                       14,631
11/30/2005          17,612                       18,686                       15,225
12/31/2005          17,634                       18,710                       15,108
 1/31/2006          19,316                       20,494                       16,357
 2/28/2006          19,406                       20,590                       16,356
 3/31/2006          20,287                       21,524                       17,147
 4/30/2006          20,264                       21,500                       17,193
 5/31/2006          19,722                       20,925                       16,482
 6/30/2006          19,463                       20,650                       16,684
 7/31/2006          19,034                       20,195                       16,453
 8/31/2006          19,768                       20,973                       16,944
 9/30/2006          19,497                       20,686                       17,110
10/31/2006          20,321                       21,560                       17,981
11/30/2006          20,919                       22,195                       18,493
12/31/2006          20,884                       22,158                       18,654
 1/31/2007          20,919                       22,196                       18,934
 2/28/2007          21,192                       22,485                       18,701
 3/31/2007          21,405                       22,711                       18,927
 4/30/2007          21,583                       22,899                       19,123
 5/31/2007          22,092                       23,440                       19,825
 6/30/2007          22,234                       23,591                       19,363
 7/31/2007          20,789                       22,057                       17,715
 8/31/2007          20,730                       21,994                       18,069
 9/30/2007          21,002                       22,284                       18,151
10/31/2007          21,227                       22,522                       18,349
11/30/2007          19,735                       20,939                       16,974
12/31/2007          19,884                       21,097                       16,831
 1/31/2008          18,406                       19,528                       16,140
 2/29/2008          17,300                       18,356                       15,498
 3/31/2008          17,493                       18,560                       15,732
 4/30/2008          18,526                       19,651                       16,230
 5/31/2008          19,278                       20,456                       16,785
 6/30/2008          17,391                       18,451                       15,174
 7/31/2008          18,080                       19,188                       15,952
 8/31/2008          18,679                       19,815                       16,710
 9/30/2008          17,863                       18,942                       15,927
10/31/2008          14,127                       14,987                       12,745
11/30/2008          12,521                       13,283                       11,269
12/31/2008          13,058                       13,855                       11,962
 1/31/2009          11,820                       12,533                       10,254
 2/28/2009          10,607                       11,251                        8,829
 3/31/2009          11,552                       12,246                        9,613
 4/30/2009          13,314                       14,115                       11,139
 5/31/2009          13,697                       14,524                       11,380
 6/30/2009          13,671                       14,496                       11,344
 7/31/2009          14,513                       15,383                       12,655
 8/31/2009          14,858                       15,751                       13,254
 9/30/2009          15,471                       16,406                       13,919
10/31/2009          14,705                       15,587                       12,995

----------
(1.) The Russell 2000 Value Index measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. You cannot invest directly in an Index.

(2.) The chart compares the performance of the WELLS FARGO ADVANTAGE SMALL CAP
     DISCIPLINED FUND Class A and Investor Class shares for the life of the Fund with the Russell 2000 Value Index. The chart assumes a hypothetical investment of $10,000 in Class A and Investor Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 5.75%.

             Wells Fargo Advantage Small and Mid Cap Stock Funds 31


Performance Highlights (Unaudited)

                    WELLS FARGO ADVANTAGE SMALL CAP DISCIPLINED FUND (CONTINUED)

MANAGER'S DISCUSSION
FUND HIGHLIGHTS

- Our focus on higher-quality holdings contributed to the Fund's overall outperformance during the first half of the 12-month period when the market was under duress, but during the second half of the period our emphasis on higher-quality holdings hurt Fund performance.

- Our underweight position in financials and overweight position in information technology helped the Fund, while our underweight position in consumer discretionary worked against us.

- We spend our time looking for the right company selling at the right price. We believe that the Fund is well-positioned for the year ahead because of this disciplined focus.

THE 12-MONTH PERIOD BEGAN IN THE THROES OF A FINANCIAL CRISIS AND A DEEPENING RECESSION BUT ENDED IN THE MIDST OF A STRONG MARKET RALLY. In a climate dominated by high volatility and macroeconomic themes, we maintained our disciplined investment process. Our bias toward higher-quality companies characterized by strong balance sheets, market share leadership, and respected management teams led to significant outperformance for the Fund during the first half of the year, when the market was under duress; it led to underperformance during the second half of the 12-month period when the valuations of economically cyclical and lower-quality stocks rose sharply.

The financials sector dominated the headlines again during the period with deep distress, recession, and financial panic in late 2008 and early 2009 being replaced with a healing of the credit markets and stabilization of the sector as the 12-month period progressed. Our underweight position in financials helped in this climate and we avoided much of the pain. We also benefited from being significantly overweight information technology, which was one of the strongest-performing sectors during the period, though some specific stock selections partially offset a portion of that benefit. For example, Entegris, Inc., a provider of semiconductor equipment, underperformed as the company's leverage level and the industry's lower utilization rates combined to pressure the stock during the year.

             32 Wells Fargo Advantage Small and Mid Cap Stock Funds


                                              Performance Highlights (Unaudited)

WELLS FARGO ADVANTAGE SMALL CAP DISCIPLINED FUND (CONTINUED)

TEN LARGEST EQUITY HOLDINGS (3)
(AS OF OCTOBER 31, 2009)

Exterran Holdings Incorporated         3.02%
Clean Harbors Incorporated             2.96%
ATMI Incorporated                      2.90%
Waters Corporation                     2.87%
CRA International Incorporated         2.80%
Intermec Incorporated                  2.68%
Molex Incorporated Class A             2.56%
Republic Services Incorporated         2.48%
Asset Acceptance Capital Corporation   2.10%
CapitalSource Incorporated             2.04%

We remained underweight consumer discretionary stocks to the detriment of the Fund, as this group was one of the best-performing sectors. However, we found some select opportunities within the space, including purchases of Liz Claiborne and Arbitron, both of which were immediate positive contributors to the Fund's performance. While we continue to diligently search for good values within the consumer discretionary space, we are still slightly underweight because we remain cautious overall about the condition of the overextended American consumer and the balance sheet weakness that we see in many consumer discretionary companies.

AS OUR INVESTMENT PROCESS DICTATES, WE OFTEN SELL STOCKS INTO PERIODS OF STRENGTH AND BUY NAMES THAT ARE OUT OF FAVOR WITH THE INVESTMENT COMMUNITY.

We continue to be underweight the financials sector, a position that we have held for several years. However, as valuations became more attractive and balance sheets were strengthened, we opportunistically added to the Fund's financials exposure. The only industry within financials in which we remain significantly underweight is real estate investment trusts (REITs) because we believe that the balance sheet risk and capital-market dependency of that group is not fully reflected in valuations causing the risks to outweigh the rewards in that industry. Meanwhile, while we still are attracted to the balance sheet strength and high returns on capital among information technology companies, we are finding valuations relatively less attractive as the group outperformed, so we have been selling into that sector's strength, reducing our overweight position.

SECTOR DISTRIBUTION (4)
(AS OF OCTOBER 31, 2009)

                                   (PIE CHART)

Consumer Discretionary    (11%)
Consumer Staples           (4%)
Energy                     (5%)
Financials                (25%)
Health Care               (10%)
Industrials               (17%)
Information Technology    (20%)
Materials                  (4%)
Utilities                  (4%)

We found ample opportunities to buy financials, particularly higher-quality overcapitalized banks and thrifts that met our disciplined standards, and we now have a sizeable weighting in both industries. In general, our bank and thrift investments have higher-than-average earnings potential, excellent deposit franchises, and excess capital. Our thesis is that these traits will allow our companies to survive and thrive in a challenged industry. In particular, because of their balance sheets and operational strengths, deposit and loan customers may flock to these firms from their weakened

----------
(3.) The ten largest portfolio holdings are calculated based on the value of the securities divided by total investments of the Fund. Holdings are subject to change and may have changed since the date specified.

(4.) Sector distribution is subject to change and is calculated based on the total investments of the Fund, excluding cash and cash equivalents.

             Wells Fargo Advantage Small and Mid Cap Stock Funds 33


Performance Highlights (Unaudited)

                    WELLS FARGO ADVANTAGE SMALL CAP DISCIPLINED FUND (CONTINUED)

competitors. In many cases, we believe that our banks and thrifts may acquire the asset base of failed institutions coupled with shareholder-friendly protection provided by the FDIC. Either of these outcomes should lead to profitable growth as this negative credit cycle ends, which combined with favorable valuations, leads us to believe that they are attractive investments. For example, one of our larger holdings, UMB Financial, has one of the lowest-cost deposit bases in the country, a differentiated franchise, and ample capital to grow in a market that is contracting. We believe that this bank will perform at a much higher level once the economy recovers than it did during the pre-recession time period, while many others in the industry will be reduced to skeletons of their former selves.

WE REMAIN FAITHFUL TO OUR PROCESS IN THIS VOLATILE MACRO ENVIRONMENT BECAUSE WE BELIEVE THAT WISE STOCK SELECTION WILL BE REWARDED.

Consistent with our process, we seek companies that have solid and understandable assets, manageable debt, and credible management teams. We work to buy the stocks of these companies at attractive prices, often when companies are temporarily out of favor with the market. We believe that our disciplined investment process and risk management focus are well-suited for the current economic environment.

             34 Wells Fargo Advantage Small and Mid Cap Stock Funds


                                              Performance Highlights (Unaudited)

WELLS FARGO ADVANTAGE SMALL CAP DISCIPLINED FUND (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN(5) (%) (AS OF OCTOBER 31, 2009)

                                     Including Sales Charge                 Excluding Sales Charge            Expense Ratio
                              ------------------------------------   ------------------------------------   -----------------
                                                             Life                                   Life
SMALL CAP DISCIPLINED FUND    6 Month*   1 Year   5 Year   of Fund   6 Month*   1 Year   5 Year   of Fund   Gross(6)   Net(7)
--------------------------    --------   ------   ------   -------   --------   ------   ------   -------   --------   ------
Class A (WFSMX)                 4.06     (1.93)   (2.31)     5.21      10.45     4.09    (1.14)     6.03      1.55%     1.45%
Class C (WSCDX)                 9.13      2.38    (1.79)     5.43      10.13     3.29    (1.79)     5.43      2.30%     2.20%
Administrator Class (WFSDX)                                            10.71     4.32    (0.85)     6.24      1.37%     1.20%
Institutional Class (WFSSX)                                            10.76     4.61    (0.68)     6.36      1.10%     1.00%
Investor Class (SCOVX)                                                 10.43     4.00    (1.16)     6.02      1.65%     1.49%
Russell 2000 Value Index(1)                                            16.66     1.96     0.08      3.47

*    Returns for periods of less than one year are not annualized.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 5.75%. FOR CLASS C SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. ADMINISTRATOR CLASS, INSTITUTIONAL CLASS, AND INVESTOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE.

Stock fund values fluctuate in response to the activities of individual companies and general market and economic conditions. Smaller company stocks tend to be more volatile and less liquid than those of larger companies. The use of derivatives may reduce returns and/or increase volatility. Active trading results in increased turnover and trading expenses, and may generate higher short-term capital gains. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Fund is exposed to foreign investment risk. Consult the Fund's prospectus for additional information on these and other risks.

----------
(5.) Class A and Class C shares incepted on March 31, 2008. Performance shown prior to the inception of Class A and Class C reflects the performance of the Investor Class shares and includes expenses that are not applicable to and are higher than those of the Class A shares and lower than those of the Class C shares. Performance shown prior to the inception of the Administrator Class and Institutional Class shares on April 11, 2005, reflects the performance of the Investor Class shares of the Strong Small Company Value Fund, the predecessor fund, and includes expenses that are not applicable to and are higher than those of the Administrator Class and Institutional Class shares. The Investor Class shares of the predecessor fund incepted on March 28, 2002.

(6.) Reflects the gross expense ratio as stated in the March 1, 2009 prospectus.

(7.) The investment adviser has contractually committed through February 28, 2010, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown. Without these reductions, the Fund's returns would have been lower.

                     THIS PAGE IS INTENTIONALLY LEFT BLANK.

             36 Wells Fargo Advantage Small and Mid Cap Stock Funds


                                              Performance Highlights (Unaudited)

WELLS FARGO ADVANTAGE SMALL/MID CAP VALUE FUND

INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE SMALL/MID CAP VALUE FUND (the Fund) seeks long-term capital appreciation.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC

SUBADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGERS
Erik C. Astheimer
I. Charles Rinaldi
Michael Schneider, CFA

FUND INCEPTION

March 28, 2002

PERFORMANCE SUMMARY

12-MONTH TOTAL RETURN AS OF OCTOBER 31, 2009

SMALL/MID CAP VALUE FUND      1 YEAR
------------------------      ------
Investor Class                34.05%
Russell 2500 Value Index(1)    8.55%

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE - www.wellsfargo.com/advantagefunds.

Investor Class shares are sold without a front-end sales charge or contingent deferred sales charge. Net and gross expense ratios for Investor Class shares are 1.49% and 1.68%, respectively. The investment adviser has contractually committed through February 28, 2010, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown.

GROWTH OF $10,000 INVESTMENT (2)
(AS OF OCTOBER 31, 2009)

                              (PERFORMANCE GRAPH)


                  WELLS FARGO
              ADVANTAGE SMALL/MID       WELLS FARGO ADVANTAGE
             CAP VALUE FUND - CLASS   SMALL/MID CAP VALUE FUND -
                       A                   INVESTOR CLASS          RUSSELL 2500 VALUE INDEX
             ----------------------   --------------------------   ------------------------
 3/28/2002            9,425                      10,000                       10,000
 3/31/2002            9,425                      10,000                       10,000
 4/30/2002            9,246                       9,810                       10,171
 5/31/2002            9,105                       9,660                       10,004
 6/30/2002            8,417                       8,930                        9,651
 7/31/2002            7,201                       7,640                        8,534
 8/31/2002            7,380                       7,830                        8,579
 9/30/2002            6,616                       7,020                        7,877
10/31/2002            6,748                       7,160                        7,990
11/30/2002            7,238                       7,680                        8,573
12/31/2002            7,144                       7,580                        8,306
 1/31/2003            7,041                       7,470                        8,055
 2/28/2003            6,937                       7,360                        7,857
 3/31/2003            6,861                       7,280                        7,910
 4/30/2003            7,418                       7,870                        8,626
 5/31/2003            8,407                       8,920                        9,424
 6/30/2003            8,539                       9,060                        9,593
 7/31/2003            9,048                       9,600                       10,010
 8/31/2003            9,444                      10,020                       10,413
 9/30/2003            9,387                       9,960                       10,339
10/31/2003           10,047                      10,660                       11,129
11/30/2003           10,452                      11,090                       11,583
12/31/2003           11,320                      12,010                       12,038
 1/31/2004           11,612                      12,320                       12,427
 2/29/2004           12,036                      12,770                       12,680
 3/31/2004           12,271                      13,020                       12,781
 4/30/2004           11,536                      12,240                       12,112
 5/31/2004           11,687                      12,400                       12,356
 6/30/2004           12,121                      12,860                       12,846
 7/31/2004           11,414                      12,110                       12,329
 8/31/2004           11,037                      11,710                       12,484
 9/30/2004           11,913                      12,640                       12,878
10/31/2004           11,828                      12,550                       13,111
11/30/2004           13,195                      14,000                       14,183
12/31/2004           13,513                      14,337                       14,635
 1/31/2005           13,083                      13,881                       14,164
 2/28/2005           13,835                      14,679                       14,518
 3/31/2005           13,231                      14,038                       14,324
 4/30/2005           12,208                      12,953                       13,788
 5/31/2005           12,649                      13,421                       14,554
 6/30/2005           13,481                      14,304                       15,087
 7/31/2005           14,444                      15,325                       15,895
 8/31/2005           14,855                      15,761                       15,606
 9/30/2005           15,255                      16,186                       15,623
10/31/2005           14,654                      15,548                       15,162
11/30/2005           15,045                      15,963                       15,784
12/31/2005           15,313                      16,247                       15,767
 1/31/2006           16,705                      17,724                       16,805
 2/28/2006           16,244                      17,235                       16,828
 3/31/2006           16,909                      17,941                       17,418
 4/30/2006           17,216                      18,267                       17,486
 5/31/2006           16,490                      17,496                       16,881
 6/30/2006           16,357                      17,354                       16,976
 7/31/2006           15,917                      16,887                       16,741
 8/31/2006           16,295                      17,289                       17,187
 9/30/2006           16,091                      17,072                       17,362
10/31/2006           16,725                      17,745                       18,175
11/30/2006           17,135                      18,180                       18,744
12/31/2006           17,366                      18,425                       18,949
 1/31/2007           17,729                      18,811                       19,372
 2/28/2007           17,594                      18,668                       19,327
 3/31/2007           17,605                      18,679                       19,533
 4/30/2007           18,113                      19,218                       19,942
 5/31/2007           18,664                      19,802                       20,652
 6/30/2007           18,653                      19,791                       20,102
 7/31/2007           17,740                      18,822                       18,597
 8/31/2007           17,190                      18,227                       18,692
 9/30/2007           18,373                      19,494                       18,887
10/31/2007           18,882                      20,022                       19,018
11/30/2007           16,889                      17,908                       17,800
12/31/2007           17,192                      18,225                       17,571
 1/31/2008           16,566                      17,564                       16,945
 2/29/2008           16,728                      17,736                       16,332
 3/31/2008           15,905                      16,854                       16,303
 4/30/2008           16,775                      17,772                       17,055
 5/31/2008           17,656                      18,703                       17,759
 6/30/2008           16,972                      17,980                       16,100
 7/31/2008           15,963                      16,915                       16,385
 8/31/2008           16,137                      17,087                       17,047
 9/30/2008           13,888                      14,712                       15,905
10/31/2008           10,178                      10,783                       12,620
11/30/2008            9,321                       9,878                       11,300
12/31/2008            9,645                      10,220                       11,951
 1/31/2009            9,205                       9,743                       10,556
 2/28/2009            8,185                       8,666                        9,197
 3/31/2009            9,205                       9,743                       10,000
 4/30/2009           10,619                      11,248                       11,595
 5/31/2009           11,604                      12,289                       11,885
 6/30/2009           11,396                      12,069                       11,876
 7/31/2009           12,149                      12,864                       13,087
 8/31/2009           12,787                      13,537                       13,866
 9/30/2009           14,294                      15,128                       14,580
10/31/2009           13,656                      14,455                       13,699

----------
(1.) The Russell 2500 Value Index measures the performance of those Russell 2500 companies with lower price-to-book ratios and lower forecasted growth values. You cannot invest directly in an Index.

(2.) The chart compares the performance of the WELLS FARGO ADVANTAGE SMALL/MID
     CAP VALUE FUND Class A and Investor Class shares for the life of the Fund with the Russell 2500 Value Index. The chart assumes a hypothetical investment of $10,000 in Class A and Investor Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 5.75%.

             Wells Fargo Advantage Small and Mid Cap Stock Funds 37


Performance Highlights (Unaudited)

                      WELLS FARGO ADVANTAGE SMALL/MID CAP VALUE FUND (CONTINUED)

MANAGER'S DISCUSSION

FUND HIGHLIGHTS

- The Fund outperformed its benchmark for the period, driven by strong stock selection in the materials, financials, and energy sectors.

- Strong stock selection and an overweight to technology holdings also contributed to the Fund's performance.

- Unfavorable stock selection within the consumer discretionary and health care sectors detracted from Fund performance.

- We believe that key risks for the coming year are unemployment and weak consumer spending.

STRONG STOCK SELECTION DROVE THE FUND'S OUTPERFORMANCE FOR THE PERIOD. The first half of the 12-month period was characterized by huge losses in the market but was followed by a strong recovery during the second half of the period that began in early March 2009. While the Fund did experience losses along with the broad market, the Fund ended the period with solid performance that significantly outpaced its benchmark.

SECTOR DISTRIBUTION (3)
(AS OF OCTOBER 31, 2009)

Telecommunication Services    (1%)
Consumer Discretionary        (9%)
Consumer Staples              (1%)
Energy                       (22%)
Financials                   (18%)
Health Care                   (6%)
Industrials                  (12%)
Information Technology       (17%)
Materials                    (14%)

Holdings in the materials sector, primarily gold-mining companies, were the strongest performers held by the Fund. These stocks acted as a safe haven when the market was in decline, and the holdings benefited from an overall rise in gold prices. Top holding Randgold Resources was up 116% during the period. Its management team has a strong track record for developing new mines that add to reserves and production. We believe that the company is slated to have double-digit production growth over the next several years. It also boasts a strong balance sheet with a cash position of more than $250 million and no debt. It's emblematic of the type of company that we like to keep as a top holding for the Fund.

Generally speaking, we are maintaining the Fund's investments in gold-mining companies. This is an area we've successfully invested in for the better part of the last decade. Given the massive expansion of the monetary base both here in the United States and in most developed countries, we believe that this hard-asset exposure adds an important and prudent element to overall portfolio diversification for the Fund. While the timing is debatable, we believe that the possibility for higher inflation and strong devaluation of existing currencies is inevitable.

----------
(3.) Sector distribution is subject to change and is calculated based on the total investments of the Fund, excluding cash and cash equivalents.

             38 Wells Fargo Advantage Small and Mid Cap Stock Funds


                                              Performance Highlights (Unaudited)

WELLS FARGO ADVANTAGE SMALL/MID CAP VALUE FUND (CONTINUED)


Our stock selection within financial services also contributed strongly to Fund performance. Financial services was the only sector that had negative returns for the 12-month period, but because the sector has the largest weight of any within the benchmark, financials had a disproportionate impact on the benchmark's performance. For the most part, our holdings were in mortgage real estate investment trusts (REITs) that mainly invested in agency mortgage-backed securities (MBS). These stocks had strong gains during the period.

Energy was also a relatively weak sector in the benchmark. Again, our holding defied sector performance and was a key contributor during the period. Our top energy holding, InterOil Corp., was up over 200% during the period. The company announced strong results from its drilling program at the Elk/Antelope Field. It bolstered its balance sheet via several financing transactions and is in the process of evolving beyond its upstart roots into a company with solid assets. We believe that the company has massive resource potential and that it is taking the right steps to increase cash flow from existing assets. Overall, we remain positive on the energy sector, mainly because the secular supply and demand dynamic has not changed, despite soft current demand.

TEN LARGEST EQUITY HOLDINGS (4)
(AS OF OCTOBER 31, 2009)

Randgold Resources Limited ADR             4.74%
InterOil Corporation                       4.73%
Chimera Investment Corporation             3.30%
Hill International Incorporated            2.71%
Canadian Natural Resources Limited         2.29%
GEO Group Incorporated                     2.17%
Annaly Capital Management Incorporated     2.00%
Gentex Corporation                         1.95%
Tier Technologies Incorporated Class B     1.95%
Allied Healthcare Products Incorporated    1.74%

Top technology holding 3Com was a key performer, up 88% during the period. The enterprise networking equipment company is heavily focused on China through its H3C unit. It is among the market leaders in its segments and is well-positioned to benefit from the rollout of 3G wireless service in China. The management team is focused on streamlining operations and improving operating margins while expanding into markets outside of the United States and China. We think that the company is undervalued given the sum of its businesses and its strong balance sheet.

Stock selection within the consumer discretionary sector was the primary detractor for the period, largely because of our investments in manufactured housing companies. The group was adversely affected by the bursting of the real estate bubble; those who might have purchased manufactured houses in the past suddenly had access to cheap traditional housing because of foreclosures and short sales. Stock selection within the health care sector also detracted, with especially unfavorable performance in the health care equipment and supplies industry.

----------
(4.) The ten largest portfolio holdings are calculated based on the value of the securities divided by total investments of the Fund. Holdings are subject to change and may have changed since the date specified.

             Wells Fargo Advantage Small and Mid Cap Stock Funds 39


Performance Highlights (Unaudited)

                      WELLS FARGO ADVANTAGE SMALL/MID CAP VALUE FUND (CONTINUED)

WHILE WE REMAINED CONSERVATIVELY POSITIONED IN FINANCIAL SERVICES, WE DID TAKE ADVANTAGE OF LOWER VALUATIONS.

During the latter half of the 12-month period, we selectively added to new regional bank positions to take advantage of lower valuations after a prolonged period of underperformance from the group. While we remain substantially underweight to the group, this marks the first time that we have actively increased our exposure. Overall, we remain conservatively positioned within financial services because we believe that additional risks are on the horizon in the form of losses tied to commercial real estate.

THERE ARE INDEED POSITIVE DEVELOPMENTS ON THE ECONOMIC FRONT.

However, investors should not be too quick to equate that with a new rising market for equities. Unemployment and weak consumer spending remain two key risks for the market in 2010. We believe that the big market rally that began in March 2009 has in part been driven by money previously on the sidelines coming into the market, as well as by companies aggressively and preemptively cutting costs.

Better-than-expected corporate earnings during the second and third quarters of 2009 were more the result of inventory replenishment, rather than top-line growth.

That being said, we believe that there are enough positive developments at work to provide optimism for the coming year. Our investment process has always emphasized a broader level of diversification through the three screens we use to identify new ideas. We think that the resulting diversification in the Fund's portfolio may allow us to ride out the volatility in the period ahead.

             40 Wells Fargo Advantage Small and Mid Cap Stock Funds


                                              Performance Highlights (Unaudited)

WELLS FARGO ADVANTAGE SMALL/MID CAP VALUE FUND (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN5 (%) (AS OF OCTOBER 31, 2009)

                                     Including Sales Charge                  Excluding Sales Charge            Expense Ratio
                             --------------------------------------  --------------------------------------  -----------------
SMALL/MID CAP VALUE FUND     6 Month*  1 Year  5 Year  Life of Fund  6 Month*  1 Year  5 Year  Life of Fund  Gross(6)   Net(7)
------------------------     --------  ------  ------  ------------  --------  ------  ------  ------------  --------   ------
Class A (WFVAX)                21.19    26.39   1.70       4.19        28.60    34.17   2.92       5.00        1.58%     1.40%
Class C (WFCVX)                27.11    32.26   2.29       4.49        28.11    33.26   2.29       4.49        2.33%     2.15%
Administrator Class (WWMDX)                                            28.79    34.42   3.23       5.22        1.40%     1.15%
Institutional Class (WWMSX)                                            28.91    34.83   3.35       5.29        1.13%     0.95%
Investor Class (SMMVX)                                                 28.51    34.05   2.87       4.97        1.68%     1.49%
Russell 2500 Value Index(1)                                            18.15     8.55   0.88       4.24

*    Returns for periods of less than one year are not annualized

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted. Current month-end performance is available on the Funds' Web site - www.wellsfargo.com/advantagefunds.

FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 5.75%. FOR CLASS C SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. ADMINISTRATOR CLASS, INSTITUTIONAL CLASS, AND INVESTOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE.

Please keep in mind that high double-digit returns were primarily achieved during favorable market conditions. You should not expect that such favorable returns can be consistently achieved. A Portfolio's performance, especially for very short time periods, should not be the sole factor in making your investment decision.

Stock fund values fluctuate in response to the activities of individual companies and general market and economic conditions. Smaller company stocks tend to be more volatile and less liquid than those of larger companies. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Fund is exposed to foreign investment risk. Consult the Fund's prospectus for additional information on these and other risks.

----------
(5.) Class A and Class C shares incepted on July 31, 2007. Performance shown prior to the inception of the Class A shares reflects the performance of the Investor Class shares, and includes expenses that are not applicable to and are higher than those of the Class A shares, but has been adjusted to reflect Class A sales charges. Performance shown prior to the inception of the Class C shares reflects the performance of the Investor Class shares, adjusted to reflect Class C sales charges and expenses. Administrator Class shares incepted on April 11, 2005. Performance shown prior to the inception of the Administrator Class reflects the performance of the Investor Class shares of the Strong Small/Mid Cap Value Fund, the predecessor fund, and includes expenses that are not applicable to and are higher than those of the Administrator Class shares. Institutional Class shares incepted on August 31, 2006. Performance shown prior to the inception of the Institutional Class reflects the performance of the Administrator Class shares, and includes expenses that are not applicable to and are higher than those of the Institutional Class shares. Performance shown prior to April 11, 2005, for the Institutional Class shares reflects the performance of the Investor Class shares, and includes expenses that are not applicable to and are higher than those of the Institutional Class shares. The Investor Class shares incepted on March 28, 2002.

(6.) Reflects the gross expense ratio as stated in the March 1, 2009 prospectus.

(7.) The investment adviser has contractually committed through February 28, 2010, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown. Without these reductions, the Fund's returns would have been lower.

                     THIS PAGE IS INTENTIONALLY LEFT BLANK.

             42 Wells Fargo Advantage Small and Mid Cap Stock Funds


                                                       Fund Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees (if any) and exchange fees (if any); and (2) ongoing costs, including management fees; distribution (12b-1) and/or shareholder service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire six-month period, from May 1, 2009 to October 31, 2009.

ACTUAL EXPENSES

The "Actual" line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Actual" line under the heading entitled "Expenses Paid During Period" for your applicable class of shares to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The "Hypothetical" line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the "Hypothetical" line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                Beginning         Ending         Expenses
                                              Account Value   Account Value    Paid During      Net Annual
                                                05-01-2009      10-31-2009    the Period(1)   Expense Ratio
                                              -------------   -------------   -------------   -------------
DISCOVERY FUND
CLASS A
   Actual                                       $1,000.00       $1,157.10         $ 7.19          1.33%
   Hypothetical (5% return before expenses)     $1,000.00       $1,018.40         $ 6.73          1.33%
CLASS C
   Actual                                       $1,000.00       $1,151.80         $11.22          2.08%
   Hypothetical (5% return before expenses)     $1,000.00       $1,014.64         $10.50          2.08%
ADMINISTRATOR CLASS
   Actual                                       $1,000.00       $1,157.70         $ 6.22          1.15%
   Hypothetical (5% return before expenses)     $1,000.00       $1,019.30         $ 5.82          1.15%
INSTITUTIONAL CLASS
   Actual                                       $1,000.00       $1,158.80         $ 5.14          0.95%
   Hypothetical (5% return before expenses)     $1,000.00       $1,020.31         $ 4.81          0.95%
INVESTOR CLASS
   Actual                                       $1,000.00       $1,156.70         $ 7.46          1.38%
   Hypothetical (5% return before expenses)     $1,000.00       $1,018.15         $ 6.98          1.38%

             Wells Fargo Advantage Small and Mid Cap Stock Funds 43


Fund Expenses (Unaudited)

                                                Beginning         Ending        Expenses
                                              Account Value   Account Value    Paid During      Net Annual
                                                05-01-2009      10-31-2009    the Period(1)   Expense Ratio
                                              -------------   -------------   -------------   -------------
ENTERPRISE FUND
CLASS A
   Actual                                       $1,000.00       $1,168.20         $ 7.34          1.35%
   Hypothetical (5% return before expenses)     $1,000.00       $1,018.30         $ 6.83          1.35%
CLASS C
   Actual                                       $1,000.00       $1,163.20         $11.39          2.10%
   Hypothetical (5% return before expenses)     $1,000.00       $1,014.54         $10.61          2.10%
ADMINISTRATOR CLASS
   Actual                                       $1,000.00       $1,168.90         $ 6.25          1.15%
   Hypothetical (5% return before expenses)     $1,000.00       $1,019.30         $ 5.82          1.15%
INSTITUTIONAL CLASS
   Actual                                       $1,000.00       $1,170.60         $ 4.90          0.90%
   Hypothetical (5% return before expenses)     $1,000.00       $1,020.56         $ 4.56          0.90%
INVESTOR CLASS
   Actual                                       $1,000.00       $1,166.90         $ 7.88          1.45%
   Hypothetical (5% return before expenses)     $1,000.00       $1,017.80         $ 7.33          1.45%
MID CAP DISCIPLINED FUND
CLASS A
   Actual                                       $1,000.00       $1,166.40         $ 6.68          1.23%
   Hypothetical (5% return before expenses)     $1,000.00       $1,018.90         $ 6.23          1.23%
CLASS C
   Actual                                       $1,000.00       $1,162.90         $10.74          1.98%
   Hypothetical (5% return before expenses)     $1,000.00       $1,015.14         $10.00          1.98%
ADMINISTRATOR CLASS
   Actual                                       $1,000.00       $1,168.70         $ 6.03          1.11%
   Hypothetical (5% return before expenses)     $1,000.00       $1,019.50         $ 5.62          1.11%
INSTITUTIONAL CLASS
   Actual                                       $1,000.00       $1,169.00         $ 4.62          0.85%
   Hypothetical (5% return before expenses)     $1,000.00       $1,020.81         $ 4.31          0.85%
INVESTOR CLASS
   Actual                                       $1,000.00       $1,166.30         $ 7.11          1.31%
   Hypothetical (5% return before expenses)     $1,000.00       $1,018.50         $ 6.63          1.31%
OPPORTUNITY FUND
CLASS A
   Actual                                       $1,000.00       $1,210.50         $ 7.15          1.29%
   Hypothetical (5% return before expenses)     $1,000.00       $1,018.60         $ 6.53          1.29%
CLASS C
   Actual                                       $1,000.00       $1,205.80         $11.28          2.04%
   Hypothetical (5% return before expenses)     $1,000.00       $1,014.84         $10.30          2.04%
ADMINISTRATOR CLASS
   Actual                                       $1,000.00       $1,211.60         $ 5.77          1.04%
   Hypothetical (5% return before expenses)     $1,000.00       $1,019.85         $ 5.27          1.04%
INVESTOR CLASS
   Actual                                       $1,000.00       $1,209.50         $ 7.48          1.35%
   Hypothetical (5% return before expenses)     $1,000.00       $1,018.30         $ 6.83          1.35%

             44 Wells Fargo Advantage Small and Mid Cap Stock Funds


                                                       Fund Expenses (Unaudited)

                                                Beginning         Ending         Expenses
                                              Account Value   Account Value    Paid During      Net Annual
                                                05-01-2009      10-31-2009    the Period(1)   Expense Ratio
                                              -------------   -------------   -------------   -------------
SMALL CAP DISCIPLINED FUND
CLASS A
   Actual                                       $1,000.00       $1,104.50         $ 7.65          1.45%
   Hypothetical (5% return before expenses)     $1,000.00       $1,017.80         $ 7.33          1.45%
CLASS C
   Actual                                       $1,000.00       $1,101.30         $11.59          2.20%
   Hypothetical (5% return before expenses)     $1,000.00       $1,014.04         $11.11          2.20%
ADMINISTRATOR CLASS
   Actual                                       $1,000.00       $1,107.10         $ 6.34          1.20%
   Hypothetical (5% return before expenses)     $1,000.00       $1,019.05         $ 6.07          1.20%
INSTITUTIONAL CLASS
   Actual                                       $1,000.00       $1,107.60         $ 5.28          1.00%
   Hypothetical (5% return before expenses)     $1,000.00       $1,020.05         $ 5.06          1.00%
INVESTOR CLASS
   Actual                                       $1,000.00       $1,104.30         $ 7.86          1.49%
   Hypothetical (5% return before expenses)     $1,000.00       $1,017.60         $ 7.54          1.49%
SMALL/MID CAP VALUE FUND
CLASS A
   Actual                                       $1,000.00       $1,286.00         $ 8.02          1.40%
   Hypothetical (5% return before expenses)     $1,000.00       $1,018.05         $ 7.08          1.40%
CLASS C
   Actual                                       $1,000.00       $1,281.10         $12.07          2.11%
   Hypothetical (5% return before expenses)     $1,000.00       $1,014.49         $10.66          2.11%
ADMINISTRATOR CLASS
   Actual                                       $1,000.00       $1,287.90         $ 6.60          1.15%
   Hypothetical (5% return before expenses)     $1,000.00       $1,019.30         $ 5.82          1.15%
INSTITUTIONAL CLASS
   Actual                                       $1,000.00       $1,289.10         $ 5.45          0.95%
   Hypothetical (5% return before expenses)     $1,000.00       $1,020.31         $ 4.81          0.95%
INVESTOR CLASS
   Actual                                       $1,000.00       $1,285.10         $ 8.54          1.49%
   Hypothetical (5% return before expenses)     $1,000.00       $1,017.60         $ 7.54          1.49%

----------
(1.) Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year divided by the number of days in the fiscal year (to reflect the one-half year period).

             Wells Fargo Advantage Small and Mid Cap Stock Funds 45


Portfolio of Investments--October 31, 2009

DISCOVERY FUND

   SHARES     SECURITY NAME                                                                                    VALUE
-----------   ---------------------------------------------------------------                              -------------
COMMON STOCKS: 95.61%
APPAREL & ACCESSORY STORES: 3.19%
    151,600   AMERICAN EAGLE OUTFITTERS INCORPORATED                                                       $   2,651,484
    120,600   CARTER'S INCORPORATED+                                                                           2,846,160
     78,000   J.CREW GROUP INCORPORATED<<+                                                                     3,180,840
     88,100   URBAN OUTFITTERS INCORPORATED+                                                                   2,764,578
                                                                                                              11,443,062
                                                                                                           -------------
AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS: 2.37%
    284,666   ASBURY AUTOMOTIVE GROUP INCORPORATED                                                             2,772,647
    367,425   PENSKE AUTO GROUP INCORPORATED<<                                                                 5,753,876
                                                                                                               8,526,523
                                                                                                           -------------
AUTOMOTIVE REPAIR, SERVICES & PARKING: 2.33%
    229,400   DOLLAR THRIFTY AUTOMOTIVE GROUP INCORPORATED+                                                    4,246,194
    101,500   RYDER SYSTEM INCORPORATED                                                                        4,115,825
                                                                                                               8,362,019
                                                                                                           -------------
BIOPHARMACEUTICALS: 1.00%
     80,700   ALEXION PHARMACEUTICALS INCORPORATED+                                                            3,583,887
                                                                                                           -------------
BIOTECHNOLOGY: 1.49%
    113,700   LIFE TECHNOLOGIES CORPORATION+                                                                   5,363,229
                                                                                                           -------------
BUSINESS SERVICES: 8.26%
    550,900   ACTIVISION BLIZZARD INCORPORATED+                                                                5,966,247
     86,800   ALLIANCE DATA SYSTEMS CORPORATION<<+                                                             4,772,264
    157,000   F5 NETWORKS INCORPORATED+                                                                        7,047,730
    129,000   MCAFEE INCORPORATED+                                                                             5,402,520
    102,600   RED HAT INCORPORATED+                                                                            2,648,106
    250,450   SUCCESSFACTORS INCORPORATED+                                                                     3,829,381
                                                                                                              29,666,248
                                                                                                           -------------
 COMMUNICATIONS: 9.69%
    233,736   ASIAINFO HOLDINGS INCORPORATED<<+                                                                5,156,216
    106,983   EQUINIX INCORPORATED<<+                                                                          9,127,790
    143,500   GEOEYE INCORPORATED<<+                                                                           3,640,595
    283,372   NEUTRAL TANDEM INCORPORATION<<+                                                                  5,976,315
    386,400   SBA COMMUNICATIONS CORPORATION CLASS A<<+                                                       10,900,344
                                                                                                              34,801,260
                                                                                                           -------------
 DEPOSITORY INSTITUTIONS: 3.82%
    513,000   FIFTH THIRD BANCORP                                                                              4,586,220
    221,000   HOME BANCSHARES INCORPORATED                                                                     4,780,230
    807,967   KEYCORP                                                                                          4,354,942
                                                                                                              13,721,392
                                                                                                           -------------
 E-COMMERCE/SERVICES: 1.62%
     36,800   PRICELINE.COM INCORPORATED<<+                                                                    5,806,672
                                                                                                           -------------
 ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
    EQUIPMENT: 7.45%
     19,900   A123 SYSTEM INCORPORATED<<+                                                                        391,234
     69,800   AMPHENOL CORPORATION CLASS A                                                                     2,800,376
     26,500   MAXIM INTEGRATED PRODUCTS INCORPORATED                                                             441,755
    670,400   MICRON TECHNOLOGY INCORPORATED                                                                   4,552,016
    140,400   NETLOGIC MICROSYSTEMS INCORPORATED+                                                              5,336,604

             46 Wells Fargo Advantage Small and Mid Cap Stock Funds


                                      Portfolio of Investments--October 31, 2009

DISCOVERY FUND

   SHARES     SECURITY NAME                                                                                    VALUE
-----------   ---------------------------------------------------------------                              -------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
   EQUIPMENT (CONTINUED)
    667,200   PMC-SIERRA INCORPORATED+                                                                     $   5,684,544
    234,246   SOLERA HOLDINGS INCORPORATED                                                                     7,547,406
                                                                                                              26,753,935
                                                                                                           -------------
ENGINEERING CONSTRUCTION: 1.10%
     88,600   FLUOR CORPORATION                                                                                3,935,612
                                                                                                           -------------
ENTERTAINMENT PRODUCTION: 1.38%
    179,913   DISCOVERY COMMUNICATIONS INCORPORATED CLASS C+                                                   4,947,608
                                                                                                           -------------
FOOD & KINDRED PRODUCTS: 1.59%
    105,600   CENTRAL EUROPEAN DISTRIBUTION CORPORATION+                                                       3,285,216
     80,400   DIAMOND FOODS INCORPORATED                                                                       2,424,060
                                                                                                               5,709,276
                                                                                                           -------------
FOOD STORES: 1.17%
     70,000   PANERA BREAD COMPANY+                                                                            4,198,600
                                                                                                           -------------
FOOD-PROCESSING: 0.68%
    184,700   ZHONGPIN INCORPORATED+                                                                           2,458,357
                                                                                                           -------------
GENERAL MERCHANDISE STORES: 1.54%
    157,500   BJ'S WHOLESALE CLUB INCORPORATED+                                                                5,517,225
                                                                                                           -------------
HEALTH SERVICES: 7.11%
     87,700   COMMUNITY HEALTH SYSTEMS INCORPORATED+                                                           2,743,256
    119,058   EMERGENCY MEDICAL SERVICES CORPORATION+                                                          5,717,165
    198,000   LHC GROUP INCORPORATED+                                                                          5,526,180
     62,056   LIFEPOINT HOSPITALS INCORPORATED+                                                                1,758,046
    143,100   MEDNAX INCORPORATED<<+                                                                           7,429,752
    257,297   SUN HEALTHCARE GROUP INCORPORATED+                                                               2,336,257
                                                                                                              25,510,656
                                                                                                           -------------
HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS: 2.34%
    150,202   FOSTER WHEELER AG                                                                                4,204,154
    220,050   ORION MARINE GROUP INCORPORATED+                                                                 4,189,752
                                                                                                               8,393,906
                                                                                                           -------------
HOLDING & OTHER INVESTMENT OFFICES: 1.45%
    201,600   ASPEN INSURANCE HOLDINGS LIMITED                                                                 5,201,280
                                                                                                           -------------
HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES: 0.35%
     77,300   HHGREGG INCORPORATED+                                                                            1,274,677
                                                                                                           -------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 9.34%
    700,500   BROCADE COMMUNICATIONS SYSTEMS INCORPORATED+                                                     6,010,290
    427,508   EMULEX CORPORATION+                                                                              4,317,831
     36,500   FLOWSERVE CORPORATION                                                                            3,584,665
    130,200   JOY GLOBAL INCORPORATED                                                                          6,563,382
    397,023   NETEZZA CORPORATION+                                                                             3,668,493
    233,000   NUANCE COMMUNICATIONS INCORPORATED+                                                              3,054,630
     55,000   PARKER HANNIFIN CORPORATION                                                                      2,912,800
    243,700   SEAGATE TECHNOLOGY                                                                               3,399,615
                                                                                                              33,511,706
                                                                                                           -------------

             Wells Fargo Advantage Small and Mid Cap Stock Funds 47


Portfolio of Investments--October 31, 2009

DISCOVERY FUND

   SHARES     SECURITY NAME                                                                                    VALUE
-----------   ---------------------------------------------------------------                              -------------
INSURANCE CARRIERS: 0.82%
     82,028   ENDURANCE SPECIALTY HOLDINGS LIMITED                                                         $   2,952,188
                                                                                                           -------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
   OPTICAL GOODS: 2.93%
     78,000   EMDEON INCORPORATED+                                                                             1,168,440
    296,778   ENDOLOGIX INCORPORATED+                                                                          1,412,663
    325,761   VEECO INSTRUMENTS INCORPORATED+                                                                  7,932,280
                                                                                                              10,513,383
                                                                                                           -------------
MEDICAL PRODUCTS: 0.90%
    100,400   ILLUMINA INCORPORATED<<+                                                                         3,222,840
                                                                                                           -------------
MISCELLANEOUS RETAIL: 1.97%
    112,800   DICK'S SPORTING GOODS INCORPORATED+                                                              2,559,432
    240,100   HIBBETT SPORTS INCORPORATED<<+                                                                   4,499,474
                                                                                                               7,058,906
                                                                                                           -------------
MOTOR FREIGHT TRANSPORTATION & WAREHOUSING: 1.29%
    153,696   J.B. HUNT TRANSPORT SERVICES INCORPORATED                                                        4,620,102
                                                                                                           -------------
OIL & GAS EXTRACTION: 8.28%
    171,200   ATWOOD OCEANICS INCORPORATED+                                                                    6,075,888
    239,600   CONCHO RESOURCES INCORPORATED+                                                                   9,131,156
    192,800   PETROHAWK ENERGY CORPORATION+                                                                    4,534,656
    116,000   PIONEER NATURAL RESOURCES COMPANY                                                                4,768,760
    246,459   SWIFT ENERGY COMPANY+                                                                            5,220,002
                                                                                                              29,730,462
                                                                                                           -------------
PHARMACEUTICALS: 1.16%
    188,500   AMERISOURCEBERGEN CORPORATION<<                                                                  4,175,275
                                                                                                           -------------
RETAIL-DRUG STORES: 0.05%
     11,250   VITAMIN SHOPPE INCORPORATED+                                                                       197,663
                                                                                                           -------------
RUBBER & MISCELLANEOUS PLASTICS PRODUCTS: 0.54%
    149,800   THE GOODYEAR TIRE & RUBBER COMPANY+                                                              1,929,424
                                                                                                           -------------
SATELLITE: 1.35%
    543,650   IRADIUM COMMUNICATIONS INCORPORATED<<+                                                           4,838,485
                                                                                                           -------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 1.09%
    233,100   KNIGHT CAPITAL GROUP INCORPORATED CLASS A+                                                       3,927,735
                                                                                                           -------------
TELEPHONE SERVICES: 1.09%
    278,900   VIRGIN MEDIA INCORPORATED<<                                                                      3,896,233
                                                                                                           -------------
TRANSPORTATION EQUIPMENT: 3.46%
    142,300   AUTOLIV INCORPORATED                                                                             4,778,434
    694,400   DANA HOLDING CORPORATION+                                                                        3,930,304
    237,200   TRW AUTOMOTIVE HOLDINGS CORPORATION+                                                             3,712,180
                                                                                                              12,420,918
                                                                                                           -------------
TRAVEL & RECREATION: 1.41%
    222,800   EXPEDIA INCORPORATED+                                                                            5,050,873
                                                                                                           -------------
TOTAL COMMON STOCKS (COST $305,060,163)                                                                      343,221,617
                                                                                                           -------------

             48 Wells Fargo Advantage Small and Mid Cap Stock Funds


                                      Portfolio of Investments--October 31, 2009

DISCOVERY FUND

   SHARES     SECURITY NAME                                                      YIELD                         VALUE
-----------   ---------------------------------------------------------------   -------                    -------------
COLLATERAL FOR SECURITIES LENDING: 12.30%
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 2.39%
  2,143,840   AIM STIT-LIQUID ASSETS PORTFOLIO(s)                                 0.23%                    $   2,143,840
  2,143,840   BLACKROCK LIQUIDITY FUNDS TEMPFUND PORTFOLIO(s)                     0.17                         2,143,840
  2,143,840   DREYFUS CASH MANAGEMENT FUND INSTITUTIONAL(s)                       0.12                         2,143,840
  2,143,840   DWS MONEY MARKET SERIES INSTITUTIONAL(s)                            0.21                         2,143,840
                                                                                                               8,575,360
                                                                                                           -------------

                                                                                INTEREST
 PRINCIPAL                                                                        RATE     MATURITY DATE
-----------                                                                     --------   -------------
COLLATERAL INVESTED IN OTHER ASSETS: 9.91%
$   779,578   ABN AMRO BANK NV                                                    0.11%      11/02/2009          779,578
    555,449   ANTALIS US FUNDING CORPORATION++(p)                                 0.22       11/18/2009          555,388
    697,722   AUTOBAHN FUNDING COMPANY LLC++(p)                                   0.53       11/09/2009          697,630
    779,578   BANK OF AMERICA REPURCHASE AGREEMENT - 102%
                 COLLATERALIZED BY MORTGAGE BACKED SECURITIES (MATURITY VALUE
                 $779,583)                                                        0.08       11/02/2009          779,578
    779,578   BANK OF IRELAND                                                     0.50       11/05/2009          779,578
  1,364,262   BARCLAYS CAPITAL INCORPORATED REPURCHASE AGREEMENT - 102%
              COLLATERALIZED BY MORTGAGE BACKED SECURITIES (MATURITY VALUE
                 $1,364,275)                                                      0.11       11/02/2009        1,364,262
    194,895   BEETHOVEN FUNDING CORPORATION++(p)                                  0.65       11/04/2009          194,880
     97,447   BEETHOVEN FUNDING CORPORATION++(p)                                  0.70       11/12/2009           97,425
    623,662   BELMONT FUNDING LLC++(p)                                            0.50       11/03/2009          623,636
    467,747   BNP PARIBAS (PARIS)                                                 0.14       11/02/2009          467,747
    779,578   BNP PARIBAS SECURITIES CORPORATION REPURCHASE AGREEMENT - 102%
              COLLATERALIZED BY MORTGAGE BACKED SECURITIES (MATURITY VALUE
                 $779,583)                                                        0.08       11/02/2009          779,578
    877,025   BRYANT BANK FUNDING++(p)                                            0.19       11/23/2009          876,919
    155,916   CALCASIEU PARISH LA+/-ss                                            0.40       12/01/2027          155,916
    214,384   CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY+/-ss         0.20       06/01/2028          214,384
    694,643   CHARIOT FUNDING LLC++(p)                                            0.19       11/23/2009          694,559
    654,634   CHEYNE FINANCE LLC+++/-####(a)(i)                                   0.00       02/25/2008           10,801
    504,001   CHEYNE FINANCE LLC+++/-####(a)(i)                                   0.00       05/19/2008            8,316
    103,197   COLORADO HOUSING & FINANCE AUTHORITY+/-ss                           0.35       10/01/2038          103,197
    311,831   COOK COUNTY IL+/-ss                                                 0.40       11/01/2030          311,831
  1,208,346   DANSKE CORPORATION++                                                0.20       11/05/2009        1,208,312
    701,620   DENVER CO CITY & COUNTY SCHOOL DISTRICT+/-ss                        0.45       12/15/2037          701,620
    487,236   DEXIA CREDIT LOCAL DE FRANCE SA                                     0.21       11/02/2009          487,236
    896,515   EKSPORTFINANS ASA++                                                 0.19       11/10/2009          896,468
  1,052,430   ERASMUS CAPITAL CORPORATION++(p)                                    0.23       11/09/2009        1,052,370
    467,747   FORTIS BANK NV SA                                                   0.18       11/02/2009          467,747
    670,437   GDF SUEZ++                                                          0.18       11/23/2009          670,360
    185,306   GDF SUEZ++                                                          0.20       11/18/2009          185,287
  1,383,011   GOLDMAN SACHS REPURCHASE AGREEMENT - 102%
              COLLATERALIZED BY MORTGAGE BACKED SECURITIES (MATURITY VALUE
                 $1,383,019)                                                      0.07       11/02/2009        1,383,011
    896,515   GOTHAM FUNDING CORPORATION++(p)                                     0.19       11/12/2009          896,458
    467,747   GROUPE BPCE                                                         0.15       11/02/2009          467,747
  2,289,290   GRYPHON FUNDING LIMITED(a)(i)                                       0.00       08/05/2010          792,094
     64,315   HENRICO COUNTY VA ECONOMIC DEVELOPMENT AUTHORITY+/-ss               0.29       11/01/2042           64,315
    584,684   HOUSTON TX UTILITY SYSTEM+/-ss                                      0.23       05/15/2034          584,684
    194,895   ILLINOIS EDUCATIONAL FACILITIES AUTHORITY REVENUE+/-ss              0.26       07/01/2029          194,895
     77,958   INDIANA MUNICIPAL POWER AGENCY POWER SUPPLY SYSTEM+/-ss             0.28       01/01/2018           77,958
    487,236   ING BANK NV AMSTERDAM                                               0.20       11/02/2009          487,236
    896,515   IRISH LIFE & PERMANENT PLC++                                        0.50       11/18/2009          896,291
    779,578   JPMORGAN CHASE REPURCHASE AGREEMENT - 102%
              COLLATERALIZED BY MORTGAGED BACKED SECURITIES (MATURITY VALUE
                 $779,583)                                                        0.08       11/02/2009          779,578
    116,937   KANSAS CITY MO SPECIAL OBLIGATION+/-ss                              0.28       04/15/2025          116,937
    175,405   LOUISIANA PUBLIC FACILITIES AUTHORITY+/-ss                          0.19       10/01/2033          175,405

             Wells Fargo Advantage Small and Mid Cap Stock Funds 49


Portfolio of Investments--October 31, 2009

DISCOVERY FUND

                                                                                INTEREST
 PRINCIPAL    SECURITY NAME                                                       RATE     MATURITY DATE       VALUE
-----------   ---------------------------------------------------------------   --------   -------------   -------------
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$   896,515   MANHATTAN ASSET FUNDING COMPANY++(p)                                0.18%      11/03/2009    $     896,501
  1,288,253   MASSACHUSETTS HEFA+/-ss                                             0.24       10/01/2034        1,288,253
    167,609   MISSISSIPPI STATE GO+/-ss                                           0.40       11/01/2028          167,609
    148,120   MONTGOMERY COUNTY TN PUBLIC BUILDING+/-ss                           0.23       02/01/2036          148,120
    292,342   NATEXIS BANQUES POPULAIRES                                          0.20       11/03/2009          292,337
    194,895   NATEXIS BANQUES POPULAIRES                                          0.20       11/10/2009          194,884
     77,958   NEW JERSEY STATE TURNPIKE AUTHORITY+/-ss                            0.40       01/01/2018           77,958
     58,468   NIEUW AMSTERDAM RECEIVABLES CORPORATION++(p)                        0.25       11/10/2009           58,464
    247,906   NORTH DAKOTA HOUSING FINANCE AGENCY+/-ss                            0.29       01/01/2034          247,906
    599,535   REGENCY MARKETS #1 LLC++(p)                                         0.20       11/10/2009          599,501
    448,257   RHEINGOLD SECURITIZATION LIMITED++(p)                               0.30       11/10/2009          448,220
    545,705   SAN ANTONIO TX EDUCATION FACILITIES CORPORATION+/-ss                0.16       12/01/2028          545,705
    136,426   SANTANDER US DEBT SA UNIPERSONAL++                                  0.37       11/20/2009          136,435
     93,549   SCALDIS CAPITAL LIMITED++(p)                                        0.26       11/13/2009           93,541
    818,557   SCALDIS CAPITAL LIMITED++(p)                                        0.26       11/19/2009          818,445
  1,247,325   SOCIETE GENERALE BANNON LLC                                         0.19       11/02/2009        1,247,325
  1,247,325   STARBIRD FUNDING CORPORATION++(p)                                   0.20       11/03/2009        1,247,304
    584,684   SURREY FUNDING CORPORATION++(p)                                     0.20       11/23/2009          584,609
    487,236   TASMAN FUNDING INCORPORATED(p)                                      0.25       11/04/2009          487,223
    389,789   TASMAN FUNDING INCORPORATED(p)                                      0.26       11/04/2009          389,778
    797,197   TULIP FUNDING CORPORATION++(p)                                      0.18       11/10/2009          797,157
    350,810   TULSA COUNTY OK INDUSTRIAL AUTHORITY REVENUE+/-ss                   0.24       07/01/2032          350,810
    155,916   UNICREDIT DELAWARE INCORPORATED++                                   0.25       11/09/2009          155,903
    779,578   UNICREDITO ITALIANO (NEW YORK)                                      0.23       11/27/2009          779,581
    116,937   VERMONT STATE STUDENT ASSISTANCE CORPORATION+/-ss                   0.27       12/15/2040          116,937
  2,929,553   VFNC CORPORATION+++/-(a)(i)                                         0.24       09/30/2010        1,318,299
                                                                                                              35,570,017
                                                                                                           -------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $44,255,445)                                                    44,145,377
                                                                                                           -------------

   SHARES                                                                         YIELD
-----------                                                                     --------
SHORT-TERM INVESTMENTS: 2.31%
  8,283,233   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++(s)                     0.15%                        8,283,233
                                                                                                           -------------
TOTAL SHORT-TERM INVESTMENTS (COST $8,283,233)                                                                 8,283,233
                                                                                                           -------------
TOTAL INVESTMENTS IN SECURITIES
(COST $357,598,841)*                                                   110.22%                             $ 395,650,227
OTHER ASSETS AND LIABILITIES, NET                                      (10.22)                               (36,696,312)
                                                                       ------                              -------------
TOTAL NET ASSETS                                                       100.00%                             $ 358,953,915
                                                                       ------                              -------------

             50 Wells Fargo Advantage Small and Mid Cap Stock Funds


                                      Portfolio of Investments--October 31, 2009

DISCOVERY FUND

----------
+    Non-income earning securities.

<<   All or a portion of this security is on loan.

(s)  Rate shown is the 1-day annualized yield at period end.

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

+/-  Variable rate investments.

(p)  Asset-backed commercial paper.

ss These securities are subject to a demand feature which reduces the effective maturity.

#### This security is currently in default with regards to scheduled interest and/or principal payments.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

(i)  Illiquid security.

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The Wells Fargo Advantage Money Market Fund does not pay an investment advisory fee.

+++ Short-term security of an affiliate of the Fund with a cost of $8,283,233.

* Cost for federal income tax purposes is $361,052,861 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation   $ 48,493,500
Gross unrealized depreciation    (13,896,134)
                                ------------
Net unrealized appreciation     $ 34,597,366

The accompanying notes are an integral part of these financial statements.

             Wells Fargo Advantage Small and Mid Cap Stock Funds 51


Portfolio of Investments--October 31, 2009

ENTERPRISE FUND

   SHARES     SECURITY NAME                                                                                    VALUE
-----------   ---------------------------------------------------------------                              -------------
COMMON STOCKS: 93.67%
APPAREL & ACCESSORY STORES: 3.95%
    108,300   AMERICAN EAGLE OUTFITTERS INCORPORATED                                                       $   1,894,167
     64,900   CARTER'S INCORPORATED+                                                                           1,531,640
     54,100   J.CREW GROUP INCORPORATED+                                                                       2,206,198
     38,300   KOHL'S CORPORATION+                                                                              2,191,526
     62,900   URBAN OUTFITTERS INCORPORATED+                                                                   1,973,802
                                                                                                               9,797,333
                                                                                                           -------------
AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS: 1.62%
    256,921   PENSKE AUTO GROUP INCORPORATED                                                                   4,023,383
                                                                                                           -------------
AUTOMOTIVE REPAIR, SERVICES & PARKING: 1.18%
     72,200   RYDER SYSTEM INCORPORATED                                                                        2,927,710
                                                                                                           -------------
BIOPHARMACEUTICALS: 1.39%
     77,600   ALEXION PHARMACEUTICALS INCORPORATED+                                                            3,446,216
                                                                                                           -------------
BIOTECHNOLOGY: 2.31%
    121,400   LIFE TECHNOLOGIES CORPORATION+                                                                   5,726,438
                                                                                                           -------------
BUSINESS SERVICES: 5.94%
    167,200   ACTIVISION BLIZZARD INCORPORATED+                                                                1,810,776
     61,800   ALLIANCE DATA SYSTEMS CORPORATION+                                                               3,397,764
     54,500   COGNIZANT TECHNOLOGY SOLUTIONS CORPORATION CLASS A+                                              2,106,425
     32,400   F5 NETWORKS INCORPORATED+                                                                        1,454,436
     20,450   LONGTOP FINANCIAL TECHNOLOGIES LIMITED ADR<<+                                                      541,925
     61,500   MCAFEE INCORPORATED+                                                                             2,575,620
     50,200   SALESFORCE.COM INCORPORATED+                                                                     2,848,850
                                                                                                              14,735,796
                                                                                                           -------------
COAL MINING: 1.62%
    101,733   PEABODY ENERGY CORPORATION                                                                       4,027,609
                                                                                                           -------------
COMMUNICATIONS: 3.46%
     55,864   EQUINIX INCORPORATED<<+                                                                          4,766,316
    135,400   SBA COMMUNICATIONS CORPORATION CLASS A+                                                          3,819,634
                                                                                                               8,585,950
                                                                                                           -------------
COSMETICS , PERSONAL CARE: 2.53%
    196,100   AVON PRODUCTS INCORPORATED                                                                       6,285,005
                                                                                                           -------------
DEPOSITORY INSTITUTIONS: 2.56%
    365,400   FIFTH THIRD BANCORP                                                                              3,266,676
    573,776   KEYCORP                                                                                          3,092,653
                                                                                                               6,359,329
                                                                                                           -------------
E-COMMERCE/SERVICES: 1.66%
     26,100   PRICELINE.COM INCORPORATED<<+                                                                    4,118,319
                                                                                                           -------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 9.33%
     14,200   A123 SYSTEM INCORPORATED<<+                                                                        279,172
     92,300   AMPHENOL CORPORATION CLASS A                                                                     3,703,076
    113,451   BROADCOM CORPORATION CLASS A+                                                                    3,018,931
    248,200   MARVELL TECHNOLOGY GROUP LIMITED+                                                                3,405,304
     18,400   MAXIM INTEGRATED PRODUCTS INCORPORATED                                                             306,728
    478,600   MICRON TECHNOLOGY INCORPORATED+                                                                  3,249,694

             52 Wells Fargo Advantage Small and Mid Cap Stock Funds


                                      Portfolio of Investments--October 31, 2009

ENTERPRISE FUND

  SHARES      SECURITY NAME                                                                                    VALUE
-----------   ---------------------------------------------------------------                              -------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
   EQUIPMENT (CONTINUED)
    153,145   NETAPP INCORPORATED+                                                                         $   4,142,572
    593,400   PMC-SIERRA INCORPORATED+                                                                         5,055,768
                                                                                                              23,161,245
                                                                                                           -------------
ENGINEERING CONSTRUCTION: 1.39%
     77,400   FLUOR CORPORATION                                                                                3,438,108
                                                                                                           -------------
ENTERTAINMENT PRODUCTION: 1.44%
    129,958   DISCOVERY COMMUNICATIONS INCORPORATED CLASS C+                                                   3,573,845
                                                                                                           -------------
FOOD & KINDRED PRODUCTS: 0.43%
     56,300   COCA-COLA ENTERPRISES INCORPORATED                                                               1,073,641
                                                                                                           -------------
FOOD STORES: 1.17%
     48,600   PANERA BREAD COMPANY+                                                                            2,915,028
                                                                                                           -------------
GENERAL MERCHANDISE STORES: 2.91%
    121,800   BJ'S WHOLESALE CLUB INCORPORATED+                                                                4,266,654
     79,500   TJX COMPANIES INCORPORATED                                                                       2,969,325
                                                                                                               7,235,979
                                                                                                           -------------
HEALTH SERVICES: 3.99%
     60,900   COMMUNITY HEALTH SYSTEMS INCORPORATED+                                                           1,904,952
     71,556   EMERGENCY MEDICAL SERVICES CORPORATION+                                                          3,436,119
     88,000   MEDNAX INCORPORATED+                                                                             4,568,960
                                                                                                               9,910,031
                                                                                                           -------------
HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS: 1.38%
    122,336   FOSTER WHEELER AG                                                                                3,424,185
                                                                                                           -------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 12.50%
    495,600   BROCADE COMMUNICATIONS SYSTEMS INCORPORATED+                                                     4,252,248
     74,500   CAMERON INTERNATIONAL CORPORATION+                                                               2,754,265
    240,033   EMULEX CORPORATION+                                                                              2,424,333
     41,200   FLOWSERVE CORPORATION                                                                            4,046,252
     79,952   INGERSOLL-RAND PLC                                                                               2,525,684
     92,500   JOY GLOBAL INCORPORATED                                                                          4,662,925
    163,800   NUANCE COMMUNICATIONS INCORPORATED+                                                              2,147,418
    204,450   PALM INCORPORATED<<                                                                              2,373,665
     39,500   PARKER HANNIFIN CORPORATION                                                                      2,091,920
    269,300   SEAGATE TECHNOLOGY                                                                               3,756,735
                                                                                                              31,035,445
                                                                                                           -------------
INSURANCE CARRIERS: 0.83%
     57,400   ENDURANCE SPECIALTY HOLDINGS LIMITED                                                             2,065,826
                                                                                                           -------------
LEATHER & LEATHER PRODUCTS: 1.60%
    120,100   COACH INCORPORATED                                                                               3,959,697
                                                                                                           -------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
   OPTICAL GOODS: 0.34%
     55,750   EMDEON INCORPORATED+                                                                               835,135
                                                                                                           -------------
MEDICAL MANAGEMENT SERVICES: 1.89%
     58,800   EXPRESS SCRIPTS INCORPORATED+                                                                    4,699,296
                                                                                                           -------------
MEDICAL PRODUCTS: 1.11%
     86,200   ILLUMINA INCORPORATED<<+                                                                         2,767,020
                                                                                                           -------------

             Wells Fargo Advantage Small and Mid Cap Stock Funds 53


Portfolio of Investments--October 31, 2009

ENTERPRISE FUND

   SHARES     SECURITY NAME                                                                                    VALUE
-----------   ---------------------------------------------------------------                              -------------
MOTOR FREIGHT TRANSPORTATION & WAREHOUSING: 1.32%
    109,008   J.B. HUNT TRANSPORT SERVICES INCORPORATED                                                    $   3,276,780
                                                                                                           -------------
OIL & GAS EXTRACTION: 8.71%
    152,000   CONCHO RESOURCES INCORPORATED+                                                                   5,792,720
    120,400   NOBLE CORPORATION                                                                                4,905,096
    133,600   PETROHAWK ENERGY CORPORATION+                                                                    3,142,272
    106,200   PIONEER NATURAL RESOURCES COMPANY                                                                4,365,882
    161,117   SWIFT ENERGY COMPANY+                                                                            3,412,458
                                                                                                              21,618,428
                                                                                                           -------------
PHARMACEUTICALS: 0.99%
    111,400   AMERISOURCEBERGEN CORPORATION                                                                    2,467,510
                                                                                                           -------------
RUBBER & MISCELLANEOUS PLASTICS PRODUCTS: 0.55%
    106,200   THE GOODYEAR TIRE & RUBBER COMPANY                                                               1,367,856
                                                                                                           -------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 3.84%
    175,600   INVESCO LIMITED                                                                                  3,713,940
    202,000   KNIGHT CAPITAL GROUP INCORPORATED CLASS A+                                                       3,403,700
     49,800   T. ROWE PRICE GROUP INCORPORATED                                                                 2,426,754
                                                                                                               9,544,394
                                                                                                           -------------
TELECOMMUNICATIONS: 4.26%
    175,664   AMERICAN TOWER CORPORATION CLASS A                                                               6,467,948
    478,700   MOTOROLA INCORPORATED                                                                            4,102,459
                                                                                                              10,570,407
                                                                                                           -------------
TRANSPORTATION EQUIPMENT: 3.38%
    100,600   AUTOLIV INCORPORATED                                                                             3,378,148
    175,900   TENNECO AUTOMOTIVE INCORPORATED                                                                  2,395,758
    167,800   TRW AUTOMOTIVE HOLDINGS CORPORATION+                                                             2,626,070
                                                                                                               8,399,976
                                                                                                           -------------
TRAVEL & RECREATION: 1.54%
    168,400   EXPEDIA INCORPORATED+                                                                            3,817,628
                                                                                                           -------------
WHOLESALE TRADE-DURABLE GOODS: 0.55%
     45,300   BORGWARNER INCORPORATED                                                                          1,373,497
                                                                                                           -------------
TOTAL COMMON STOCKS (COST $218,498,839)                                                                      232,564,045
                                                                                                           -------------

                                                                                  YIELD
                                                                                --------
COLLATERAL FOR SECURITIES LENDING: 6.15%
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 1.08%
    671,666   AIM STIT-LIQUID ASSETS PORTFOLIO(s)                                 0.23%                          671,666
    671,666   BLACKROCK LIQUIDITY FUNDS TEMPFUND PORTFOLIO(s)                     0.17                           671,666
    671,666   DREYFUS CASH MANAGEMENT FUND INSTITUTIONAL(s)                       0.12                           671,666
    671,666   DWS MONEY MARKET SERIES INSTITUTIONAL(s)                            0.21                           671,666
                                                                                                               2,686,664
                                                                                                           -------------

                                                                                INTEREST
 PRINCIPAL                                                                        RATE     MATURITY DATE
-----------                                                                     --------   -------------
COLLATERAL INVESTED IN OTHER ASSETS: 5.07%
$   244,242   ABN AMRO BANK NV                                                    0.11%      11/02/2009          244,242
    174,022   ANTALIS US FUNDING CORPORATION(p)++                                 0.22       11/18/2009          174,003
    218,597   AUTOBAHN FUNDING COMPANY LLC(p)++                                   0.53       11/09/2009          218,568

             54 Wells Fargo Advantage Small and Mid Cap Stock Funds


                                      Portfolio of Investments--October 31, 2009

ENTERPRISE FUND

                                                                                INTEREST
 PRINCIPAL    SECURITY NAME                                                       RATE     MATURITY DATE       VALUE
-----------   ---------------------------------------------------------------   --------   -------------   -------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$   244,242   BANK OF AMERICA REPURCHASE AGREEMENT - 102%
              COLLATERALIZED BY MORTGAGE BACKED SECURITIES (MATURITY VALUE
                 $244,244)                                                        0.08%      11/02/2009    $     244,242
    244,242   BANK OF IRELAND                                                     0.50       11/05/2009          244,242
    427,424   BARCLAYS CAPITAL INCORPORATED REPURCHASE AGREEMENT - 102%
              COLLATERALIZED BY MORTGAGE BACKED SECURITIES (MATURITY VALUE
                 $427,428)                                                        0.11       11/02/2009          427,424
     61,061   BEETHOVEN FUNDING CORPORATION(p)++                                  0.65       11/04/2009           61,056
     30,530   BEETHOVEN FUNDING CORPORATION(p)++                                  0.70       11/12/2009           30,523
    195,394   BELMONT FUNDING LLC(p)++                                            0.50       11/03/2009          195,385
    146,545   BNP PARIBAS (PARIS)                                                 0.14       11/02/2009          146,545
    244,242   BNP PARIBAS SECURITIES CORPORATION REPURCHASE AGREEMENT - 102%
              COLLATERALIZED BY MORTGAGE BACKED SECURITIES (MATURITY VALUE
                 $244,244)                                                        0.08       11/02/2009          244,242
    274,772   BRYANT BANK FUNDING(p)++                                            0.19       11/23/2009          274,739
     48,848   CALCASIEU PARISH LA+/-ss                                            0.40       12/01/2027           48,848
     67,167   CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY+/-ss         0.20       06/01/2028           67,167
    217,632   CHARIOT FUNDING LLC(p)++                                            0.19       11/23/2009          217,605
    643,644   CHEYNE FINANCE LLC+++/-####(a)(i)                                   0.00       02/25/2008           10,620
    495,540   CHEYNE FINANCE LLC+++/-####(a)(i)                                   0.00       05/19/2008            8,176
     32,332   COLORADO HOUSING & FINANCE AUTHORITY+/-ss                           0.35       10/01/2038           32,332
     97,697   COOK COUNTY IL+/-ss                                                 0.40       11/01/2030           97,697
    378,575   DANSKE CORPORATION++                                                0.20       11/05/2009          378,565
    219,818   DENVER CO CITY & COUNTY SCHOOL DISTRICT+/-ss                        0.45       12/15/2037          219,818
    152,651   DEXIA CREDIT LOCAL DE FRANCE SA                                     0.21       11/02/2009          152,651
    280,878   EKSPORTFINANS ASA++                                                 0.19       11/10/2009          280,864
    329,727   ERASMUS CAPITAL CORPORATION(p)++                                    0.23       11/09/2009          329,708
    146,545   FORTIS BANK NV SA                                                   0.18       11/02/2009          146,545
    210,048   GDF SUEZ++                                                          0.18       11/23/2009          210,024
     58,056   GDF SUEZ++                                                          0.20       11/18/2009           58,051
    433,298   GOLDMAN SACHS REPURCHASE AGREEMENT - 102%
              COLLATERALIZED BY MORTGAGE BACKED SECURITIES (MATURITY VALUE
                 $433,301)                                                        0.07       11/02/2009          433,298
    280,878   GOTHAM FUNDING CORPORATION(p)++                                     0.19       11/12/2009          280,861
    146,545   GROUPE BPCE+/-                                                      0.15       11/02/2009          146,545
  2,250,856   GRYPHON FUNDING LIMITED(a)(i)                                       0.00       08/05/2010          778,796
     20,150   HENRICO COUNTY VA ECONOMIC DEVELOPMENT AUTHORITY+/-ss               0.29       11/01/2042           20,150
    183,182   HOUSTON TX UTILITY SYSTEM+/-ss                                      0.23       05/15/2034          183,182
     61,061   ILLINOIS EDUCATIONAL FACILITIES AUTHORITY REVENUE+/-ss              0.26       07/01/2029           61,061
     24,424   INDIANA MUNICIPAL POWER AGENCY POWER SUPPLY SYSTEM+/-ss             0.28       01/01/2018           24,424
    152,651   ING BANK NV AMSTERDAM                                               0.20       11/02/2009          152,651
    280,878   IRISH LIFE & PERMANENT PLC++                                        0.50       11/18/2009          280,808
    244,242   JPMORGAN CHASE REPURCHASE AGREEMENT - 102%
              COLLATERALIZED BY MORTGAGE BACKED SECURITIES (MATURITY VALUE
                 $244,244)                                                        0.08       11/02/2009          244,242
     36,636   KANSAS CITY MO SPECIAL OBLIGATION+/-ss                              0.28       04/15/2025           36,636
     54,954   LOUISIANA PUBLIC FACILITIES AUTHORITY+/-ss                          0.19       10/01/2033           54,954
    280,878   MANHATTAN ASSET FUNDING COMPANY(p)++                                0.18       11/03/2009          280,874
    403,610   MASSACHUSETTS HEFA+/-ss                                             0.24       10/01/2034          403,610
     52,512   MISSISSIPPI STATE GO+/-ss                                           0.40       11/01/2028           52,512
     46,406   MONTGOMERY COUNTY TN PUBLIC BUILDING+/-ss                           0.23       02/01/2036           46,406
     91,591   NATEXIS BANQUES POPULAIRES                                          0.20       11/03/2009           91,589
     61,061   NATEXIS BANQUES POPULAIRES                                          0.20       11/10/2009           61,057
     24,424   NEW JERSEY STATE TURNPIKE AUTHORITY+/-ss                            0.40       01/01/2018           24,424
     18,318   NIEUW AMSTERDAM RECEIVABLES CORPORATION(p)++                        0.25       11/10/2009           18,317
     77,669   NORTH DAKOTA HOUSING FINANCE AGENCY+/-ss                            0.29       01/01/2034           77,669
    187,834   REGENCY MARKETS #1 LLC(p)++                                         0.20       11/10/2009          187,824
    140,439   RHEINGOLD SECURITIZATION LIMITED(p)++                               0.30       11/10/2009          140,427
    170,969   SAN ANTONIO TX EDUCATION FACILITIES CORPORATION+/-ss                0.16       12/01/2028          170,969
     42,742   SANTANDER US DEBT SA UNIPERSONAL++                                  0.37       11/20/2009           42,745
     29,309   SCALDIS CAPITAL LIMITED(p)++                                        0.26       11/13/2009           29,306

             Wells Fargo Advantage Small and Mid Cap Stock Funds 55


Portfolio of Investments--October 31, 2009

ENTERPRISE FUND

                                                                                INTEREST
 PRINCIPAL    SECURITY NAME                                                       RATE     MATURITY DATE       VALUE
-----------   ---------------------------------------------------------------   --------   -------------   -------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$   256,454   SCALDIS CAPITAL LIMITED(p)++                                        0.26%      11/19/2009    $     256,419
    390,787   SOCIETE GENERALE BANNON LLC                                         0.19       11/02/2009          390,787
    390,787   STARBIRD FUNDING CORPORATION(p)++                                   0.20       11/03/2009          390,781
    183,182   SURREY FUNDING CORPORATION(p)++                                     0.20       11/23/2009          183,158
    152,651   TASMAN FUNDING INCORPORATED(p)                                      0.25       11/04/2009          152,647
    122,121   TASMAN FUNDING INCORPORATED(p)                                      0.26       11/04/2009          122,117
    249,762   TULIP FUNDING CORPORATION(p)++                                      0.18       11/10/2009          249,749
    109,909   TULSA COUNTY OK INDUSTRIAL AUTHORITY REVENUE+/-ss                   0.24       07/01/2032          109,909
     48,848   UNICREDIT DELAWARE INCORPORATED++                                   0.25       11/09/2009           48,845
    244,242   UNICREDITO ITALIANO (NEW YORK)                                      0.23       11/27/2009          244,245
     36,636   VERMONT STATE STUDENT ASSISTANCE CORPORATION+/-ss                   0.27       12/15/2040           36,636
  2,880,370   VFNC CORPORATION+++/-(a)(i)                                         0.24       09/30/2010        1,296,166
                                                                                                              12,570,678
                                                                                                           -------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $15,365,564)                                                    15,257,342
                                                                                                           -------------

   SHARES                                                                         YIELD
-----------                                                                     --------
SHORT-TERM INVESTMENTS: 3.71%
  9,214,234   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++(s)                     0.15%                        9,214,234
                                                                                                           -------------
TOTAL SHORT-TERM INVESTMENTS (COST $9,214,234)                                                                 9,214,234
                                                                                                           -------------
TOTAL INVESTMENTS IN SECURITIES
   (COST $243,078,637)*                                                103.53%                             $ 257,035,621
OTHER ASSETS AND LIABILITIES, NET                                       (3.53)                                (8,752,303)
                                                                       ------                              -------------
TOTAL NET ASSETS                                                       100.00%                             $ 248,283,318
                                                                       ------                              -------------

----------
+    Non-income earning securities.

<<   All or a portion of this security is on loan.

(s)  Rate shown is the 1-day annualized yield at period end.

(p)  Asset-backed commercial paper.

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

+/-  Variable rate investments.

ss These securities are subject to a demand feature which reduces the effective maturity.

#### This security is currently in default with regards to scheduled interest and/or principal payments.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

(i)  Illiquid security.

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The Wells Fargo Advantage Money Market Fund does not pay an investment advisory fee.

+++  Short-term security of an affiliate of the Fund with a cost of $9,214,234.

* Cost for federal income tax purposes is $244,070,841 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation   $ 26,169,125
Gross unrealized depreciation    (13,204,345)
                                ------------
Net unrealized appreciation     $ 12,964,780

The accompanying notes are an integral part of these financial statements.

             56 Wells Fargo Advantage Small and Mid Cap Stock Funds


                                      Portfolio of Investments--October 31, 2009

MID CAP DISCIPLINED FUND

   SHARES     SECURITY NAME                                                                                    VALUE
-----------   ---------------------------------------------------------------                              -------------
COMMON STOCKS: 96.46%
AMUSEMENT & RECREATION SERVICES: 0.47%
    110,000   INTERNATIONAL SPEEDWAY CORPORATION CLASS A                                                   $   2,806,100
                                                                                                           -------------
BIOPHARMACEUTICALS: 0.59%
     64,700   CEPHALON INCORPORATED+                                                                           3,531,326
\                                                                                                          -------------
BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS: 0.70%
    236,300   TUTOR PRINI CORPORATION                                                                          4,170,695
                                                                                                           -------------
BUSINESS SERVICES: 5.90%
     14,729   AMDOCS LIMITED+                                                                                    371,171
    395,400   ARBITRON INCORPORATED<<                                                                          8,572,272
    448,000   MONSTER WORLDWIDE INCORPORATED+                                                                  6,504,960
    595,000   NCR CORPORATION+                                                                                 6,039,250
    860,000   TOTAL SYSTEM SERVICES INCORPORATED<<                                                            13,734,200
                                                                                                              35,221,853
                                                                                                           -------------
CHEMICALS & ALLIED PRODUCTS: 3.79%
    237,789   FMC CORPORATION                                                                                 12,151,018
    561,400   OLIN CORPORATION                                                                                 8,572,578
     60,000   TERRA INDUSTRIES INCORPORATED                                                                    1,906,200
                                                                                                              22,629,796
                                                                                                           -------------
COMMERCIAL SERVICES: 0.15%
     31,750   VERISK ANALYTICS INCORPORATED CLASS A+                                                             870,903
                                                                                                           -------------
COMMUNICATIONS: 2.25%
    710,200   IAC INTERACTIVECORP+                                                                            13,451,188
                                                                                                           -------------
COMMUNICATIONS EQUIPMENT: 0.48%
     91,000   GENERAL CABLE CORPORATION                                                                        2,833,740
                                                                                                           -------------
DEPOSITORY INSTITUTIONS: 8.62%
    509,502   ASSOCIATED BANC-CORP                                                                             6,526,721
    125,500   COMMERCE BANCSHARES INCORPORATED                                                                 4,814,180
    365,473   CVB FINANCIAL CORPORATION<<                                                                      2,927,439
    402,000   EAST WEST BANCORP INCORPORATED                                                                   3,630,060
    250,000   GLACIER BANCORP INCORPORATED<<                                                                   3,272,500
     45,100   HANCOCK HOLDING COMPANY                                                                          1,635,777
    429,440   HUDSON CITY BANCORP INCORPORATED                                                                 5,642,842
    675,000   NEW YORK COMMUNITY BANCORP INCORPORATED<<                                                        7,283,250
    193,000   UMB FINANCIAL CORPORATION                                                                        7,675,610
    226,550   WASHINGTON FEDERAL INCORPORATED                                                                  3,885,333
    326,600   WHITNEY HOLDING CORPORATION                                                                      2,622,598
    124,655   WILMINGTON TRUST CORPORATION<<                                                                   1,502,093
                                                                                                              51,418,403
                                                                                                           -------------
EATING & DRINKING PLACES: 0.51%
    149,042   RUBY TUESDAY INCORPORATED+                                                                         992,620
    517,500   WENDY'S ARBY'S GROUP INCORPORATED                                                                2,044,125
                                                                                                               3,036,745
                                                                                                           -------------
ELECTRIC, GAS & SANITARY SERVICES: 7.90%
     40,000   AGL RESOURCES INCORPORATED                                                                       1,398,400
    210,000   AMEREN CORPORATION<<                                                                             5,111,400
    400,000   AQUA AMERICA INCORPORATED<<                                                                      6,180,000

             Wells Fargo Advantage Small and Mid Cap Stock Funds 57


Portfolio of Investments--October 31, 2009

MID CAP DISCIPLINED FUND

   SHARES     SECURITY NAME                                                                                    VALUE
-----------   ---------------------------------------------------------------                              -------------
ELECTRIC, GAS & SANITARY SERVICES (continued)
     80,000   DTE ENERGY COMPANY                                                                           $   2,958,400
    467,318   NISOURCE INCORPORATED                                                                            6,037,749
     52,000   NORTHEAST UTILITIES                                                                              1,198,600
     68,000   PROGRESS ENERGY INCORPORATED                                                                     2,552,040
     52,463   REPUBLIC SERVICES INCORPORATED                                                                   1,359,316
    105,000   SCANA CORPORATION                                                                                3,553,200
    405,000   WASTE MANAGEMENT INCORPORATED<<                                                                 12,101,400
    250,000   XCEL ENERGY INCORPORATED                                                                         4,715,000
                                                                                                              47,165,505
                                                                                                           -------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
   EQUIPMENT: 4.82%
    530,000   ADAPTEC INCORPORATED+                                                                            1,690,700
    447,000   ATMI INCORPORATED+                                                                               6,772,050
    187,200   INTERNATIONAL RECTIFIER CORPORATION+                                                             3,422,016
    925,000   MOLEX INCORPORATED CLASS A                                                                      15,308,750
     68,305   SPECTRUM BRANDS INCORPORATED+                                                                    1,581,261
                                                                                                              28,774,777
                                                                                                           -------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 0.32%
     88,000   PHARMACEUTICAL PRODUCT DEVELOPMENT INCORPORATED                                                  1,896,400
                                                                                                           -------------
FINANCIAL: 0.06%
      2,295   FIRST CITIZENS BANCSHARES INCORPORATED                                                             341,955
                                                                                                           -------------
FOOD: 0.45%
    100,400   SYSCO CORPORATION                                                                                2,655,580
                                                                                                           -------------
FOOD & KINDRED PRODUCTS: 2.49%
    708,500   CONAGRA FOODS INCORPORATED                                                                      14,878,500
                                                                                                           -------------
FOOD STORES: 0.24%
    128,586   WINN-DIXIE STORES INCORPORATED+                                                                  1,426,019
                                                                                                           -------------
FORESTRY: 2.03%
    334,000   WEYERHAEUSER COMPANY                                                                            12,137,560
                                                                                                           -------------
HEALTH CARE: 2.33%
    312,000   HOSPIRA INCORPORATED+                                                                           13,927,680
                                                                                                           -------------
HEALTH SERVICES: 3.16%
    287,000   HUMANA INCORPORATED                                                                             10,785,460
    288,137   LHC GROUP INCORPORATED+                                                                          8,041,904
                                                                                                              18,827,364
                                                                                                           -------------
HOLDING & OTHER INVESTMENT OFFICES: 3.22%
    940,611   EXTERRAN HOLDINGS INCORPORATED+<<                                                               19,216,683
                                                                                                           -------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 5.96%
    250,000   ACTUANT CORPORATION CLASS A                                                                      3,902,500
     50,000   BLACK & DECKER CORPORATION                                                                       2,361,000
    797,100   INTERMEC INCORPORATED+                                                                           9,820,272
    280,187   KENNAMETAL INCORPORATED                                                                          6,601,206
    380,000   LEXMARK INTERNATIONAL INCORPORATED+                                                              9,690,000
    311,150   MODINE MANUFACTURING COMPANY                                                                     3,204,845
                                                                                                              35,579,823
                                                                                                           -------------

             58 Wells Fargo Advantage Small and Mid Cap Stock Funds


                                      Portfolio of Investments--October 31, 2009

MID CAP DISCIPLINED FUND

   SHARES     SECURITY NAME                                                                                    VALUE
-----------   ---------------------------------------------------------------                              -------------
INSURANCE CARRIERS: 7.26%
     92,000   ARCH CAPITAL GROUP LIMITED+                                                                  $   6,198,040
    210,000   ASSURANT INCORPORATED                                                                            6,285,300
    283,000   BROWN & BROWN INCORPORATED                                                                       5,198,710
    167,000   FIDELITY NATIONAL TITLE GROUP INCORPORATED                                                       2,266,190
    123,000   HARTFORD FINANCIAL SERVICES GROUP INCORPORATED                                                   3,015,960
    250,000   MARSH & MCLENNAN COMPANIES INCORPORATED                                                          5,865,000
    561,000   STEWART INFORMATION SERVICES CORPORATION                                                         5,015,340
    375,000   VALIDUS HOLDINGS LIMITED                                                                         9,487,500
                                                                                                              43,332,040
                                                                                                           -------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
   OPTICAL GOODS: 4.43%
    422,600   PERKINELMER INCORPORATED                                                                         7,864,586
    150,000   ROCKWELL AUTOMATION INCORPORATED                                                                 6,142,500
    216,000   WATERS CORPORATION+                                                                             12,404,880
                                                                                                              26,411,966
                                                                                                           -------------
MISCELLANEOUS MANUFACTURING INDUSTRIES: 0.59%
    105,000   TYCO INTERNATIONAL LIMITED                                                                       3,522,750
                                                                                                           -------------
MISCELLANEOUS RETAIL: 4.02%
  1,466,500   OFFICE DEPOT INCORPORATED+                                                                       8,872,325
    400,000   WALGREEN COMPANY                                                                                15,132,000
                                                                                                              24,004,325
                                                                                                           -------------
MOTOR FREIGHT TRANSPORTATION & WAREHOUSING: 2.18%
    178,800   FEDEX CORPORATION                                                                               12,996,972
                                                                                                           -------------
NON-DEPOSITORY CREDIT INSTITUTIONS: 4.06%
  3,641,200   CAPITALSOURCE INCORPORATED                                                                      12,962,672
    261,750   DISCOVER FINANCIAL SERVICES                                                                      3,701,145
    472,200   PEOPLE'S UNITED FINANCIAL INCORPORATED                                                           7,569,366
                                                                                                              24,233,183
                                                                                                           -------------
OIL & GAS EXTRACTION: 4.16%
     83,400   ENSCO INTERNATIONAL INCORPORATED                                                                 3,818,886
     97,000   NOBLE ENERGY INCORPORATED                                                                        6,366,110
    703,220   STONE ENERGY CORPORATION+                                                                       10,780,363
     68,000   WHITING PETROLEUM CORPORATION+                                                                   3,835,200
                                                                                                              24,800,559
                                                                                                           -------------
OIL FIELD EQUIPMENT & SERVICES: 0.82%
    120,000   NATIONAL OILWELL VARCO INCORPORATED+                                                             4,918,800
                                                                                                           -------------
PAPER & ALLIED PRODUCTS: 0.99%
    130,000   CLEARWATER PAPER CORPORATION+                                                                    5,885,100
                                                                                                           -------------
PERSONAL SERVICES: 1.34%
    205,000   REGIS CORPORATION                                                                                3,329,200
    177,000   WEIGHT WATCHERS INTERNATIONAL INCORPORATED<<                                                     4,692,270
                                                                                                               8,021,470
                                                                                                           -------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES: 1.18%
    245,000   MCGRAW-HILL COMPANIES INCORPORATED                                                               7,051,100
                                                                                                           -------------
RAILROAD TRANSPORTATION: 0.33%
     82,000   KANSAS CITY SOUTHERN                                                                             1,986,860
                                                                                                           -------------

             Wells Fargo Advantage Small and Mid Cap Stock Funds 59


Portfolio of Investments--October 31, 2009

MID CAP DISCIPLINED FUND

   SHARES     SECURITY NAME                                                                                     VALUE
-----------   ---------------------------------------------------------------                              --------------
REAL ESTATE: 0.61%
    247,196   FORESTAR REAL ESTATE GROUP INCORPORATED+                                                     $    3,648,613
                                                                                                           --------------
RUBBER & MISCELLANEOUS PLASTICS PRODUCTS: 1.04%
    322,700   SEALED AIR CORPORATION                                                                            6,205,521
                                                                                                           --------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 2.58%
    570,000   ALLIANCE BERNSTEIN HOLDING LP<<                                                                  15,378,600
                                                                                                           --------------
SOFTWARE: 1.90%
    620,000   ELECTRONIC ARTS INCORPORATED+                                                                    11,308,800
                                                                                                           --------------
TRANSPORTATION EQUIPMENT: 1.05%
    123,000   ITT CORPORATION                                                                                   6,236,101
                                                                                                           --------------
WHOLESALE TRADE-DURABLE GOODS: 1.48%
     72,900   BARNES GROUP INCORPORATED                                                                         1,155,460
     98,000   KIMBERLY-CLARK CORPORATION                                                                        5,993,680
     76,900   OMNICARE INCORPORATED                                                                             1,666,423
                                                                                                                8,815,563
                                                                                                           --------------
TOTAL COMMON STOCKS (COST $592,286,580)                                                                       575,556,918
                                                                                                           --------------

                                                                                  YIELD
                                                                                --------
COLLATERAL FOR SECURITIES LENDING: 10.26%
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 2.03%
  3,025,631   AIM STIT-LIQUID ASSETS PORTFOLIO(s)                                 0.23%                         3,025,631
  3,025,631   BLACKROCK LIQUIDITY FUNDS TEMPFUND PORTFOLIO(s)                     0.17                          3,025,631
  3,025,631   DREYFUS CASH MANAGEMENT FUND INSTITUTIONAL(s)                       0.12                          3,025,631
  3,025,631   DWS MONEY MARKET SERIES INSTITUTIONAL(s)                            0.21                          3,025,631
                                                                                                               12,102,524
                                                                                                           --------------

                                                                                INTEREST
 PRINCIPAL                                                                        RATE     MATURITY DATE
-----------                                                                     --------   -------------
COLLATERAL INVESTED IN OTHER ASSETS: 8.23%
$ 1,100,229   ABN AMRO BANK NV                                                    0.11%      11/02/2009         1,100,229
    783,914   ANTALIS US FUNDING CORPORATION++(p)                                 0.22       11/18/2009           783,827
    984,705   AUTOBAHN FUNDING COMPANY LLC++(p)                                   0.53       11/09/2009           984,575
  1,100,229   BANK OF AMERICA REPURCHASE AGREEMENT - 102%
              COLLATERALIZED BY MORTGAGE BACKED SECURITIES
                 (MATURITY VALUE $1,100,236)                                      0.08       11/02/2009         1,100,229
  1,100,229   BANK OF IRELAND                                                     0.50       11/05/2009         1,100,229
  1,925,402   BARCLAYS CAPITAL INCORPORATED REPURCHASE AGREEMENT - 102%
              COLLATERALIZED BY MORTGAGE BACKED SECURITIES (MATURITY VALUE
                 $1,925,402)                                                      0.11       11/02/2009         1,925,402
    275,057   BEETHOVEN FUNDING CORPORATION++(p)                                  0.65       11/04/2009           275,038
    137,529   BEETHOVEN FUNDING CORPORATION++(p)                                  0.70       11/12/2009           137,497
    880,184   BELMONT FUNDING LLC++(p)                                            0.50       11/03/2009           880,147
    660,138   BNP PARIBAS (PARIS)                                                 0.14       11/02/2009           660,138
  1,100,229   BNP PARIBAS SECURITIES CORPORATION REPURCHASE AGREEMENT - 102%
              COLLATERALIZED BY MORTGAGE BACKED SECURITIES (MATURITY VALUE
                 $1,100,236)                                                      0.08       11/02/2009         1,100,229
  1,237,758   BRYANT BANK FUNDING++(p)                                            0.19       11/23/2009         1,237,608
    220,046   CALCASIEU PARISH LA+/-ss                                            0.40       12/01/2027           220,046
    302,563   CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY+/-ss         0.20       06/01/2028           302,563
    980,359   CHARIOT FUNDING LLC++(p)                                            0.19       11/23/2009           980,240
    587,789   CHEYNE FINANCE LLC+++/-####(a)(i)                                   0.00       02/25/2008             9,699
    452,537   CHEYNE FINANCE LLC+++/-####(a)(i)                                   0.00       05/19/2008             7,467
    145,643   COLORADO HOUSING & Finance Authority+/-ss                           0.35       10/01/2038           145,643
    440,092   COOK COUNTY IL+/-ss                                                 0.40       11/01/2030           440,092

             60 Wells Fargo Advantage Small and Mid Cap Stock Funds


                                      Portfolio of Investments--October 31, 2009

MID CAP DISCIPLINED FUND

                                                                                INTEREST
 PRINCIPAL    SECURITY NAME                                                       RATE     MATURITY DATE        VALUE
-----------   ---------------------------------------------------------------   --------   -------------   --------------
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$ 1,705,356   DANSKE CORPORATION++                                                0.20%      11/05/2009    $    1,705,308
    990,207   DENVER CO CITY & COUNTY SCHOOL DISTRICT+/-ss                        0.45       12/15/2037           990,207
    687,643   DEXIA CREDIT LOCAL DE FRANCE SA                                     0.21       11/02/2009           687,643
  1,265,264   EKSPORTFINANS ASA++                                                 0.19       11/10/2009         1,265,197
  1,485,310   ERASMUS CAPITAL CORPORATION++(p)                                    0.23       11/09/2009         1,485,224
    660,138   FORTIS BANK NV SA                                                   0.18       11/02/2009           660,138
    946,197   GDF SUEZ++                                                          0.18       11/23/2009           946,089
    261,525   GDF SUEZ++                                                          0.20       11/18/2009           261,498
  1,951,862   GOLDMAN SACHS REPURCHASE AGREEMENT - 102% COLLATERALIZED
                 BY MORTGAGE BACKED SECURITIES (MATURITY VALUE $1,951,873)        0.07       11/02/2009         1,951,862
  1,265,264   GOTHAM FUNDING CORPORATION++(p)                                     0.19       11/12/2009         1,265,184
    660,138   GROUPE BPCE                                                         0.15       11/02/2009           660,138
  2,055,529   GRYPHON FUNDING LIMITED(a)(i)                                       0.00       08/05/2010           711,213
     90,769   HENRICO COUNTY VA ECONOMIC DEVELOPMENT AUTHORITY+/-ss               0.29       11/01/2042            90,769
    825,172   HOUSTON TX UTILITY SYSTEM+/-ss                                      0.23       05/15/2034           825,172
    275,057   ILLINOIS EDUCATIONAL FACILITIES AUTHORITY REVENUE+/-ss              0.26       07/01/2029           275,057
    110,023   INDIANA MUNICIPAL POWER AGENCY POWER SUPPLY SYSTEM+/-ss             0.28       01/01/2018           110,023
    687,643   ING BANK NV AMSTERDAM                                               0.20       11/02/2009           687,643
  1,265,264   IRISH LIFE & PERMANENT PLC                                          0.50       11/18/2009         1,264,948
  1,100,229   JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                 MORTGAGE BACKED SECURITIES (MATURITY VALUE $1,100,236)           0.08       11/02/2009         1,100,229
    165,034   KANSAS CITY MO SPECIAL OBLIGATION+/-ss                              0.28       04/15/2025           165,034
    247,552   LOUISIANA PUBLIC FACILITIES AUTHORITY+/-ss                          0.19       10/01/2033           247,552
  1,265,264   MANHATTAN ASSET FUNDING COMPANY++(p)                                0.18       11/03/2009         1,265,245
  1,818,129   MASSACHUSETTS HEFA+/-ss                                             0.24       10/01/2034         1,818,129
    236,549   MISSISSIPPI STATE GO+/-ss                                           0.40       11/01/2028           236,549
    209,044   MONTGOMERY COUNTY TN PUBLIC BUILDING+/-ss                           0.23       02/01/2036           209,044
    412,586   NATEXIS BANQUES POPULAIRES                                          0.20       11/03/2009           412,579
    275,057   NATEXIS BANQUES POPULAIRES                                          0.20       11/10/2009           275,042
    110,023   NEW JERSEY STATE TURNPIKE AUTHORITY+/-ss                            0.40       01/01/2018           110,023
     82,517   NIEUW AMSTERDAM RECEIVABLES CORPORATION++(p)                        0.25       11/10/2009            82,511
    349,873   NORTH DAKOTA HOUSING FINANCE AGENCY+/-ss                            0.29       01/01/2034           349,873
    846,131   REGENCY MARKETS #1 LLC++(p)                                         0.20       11/10/2009           846,084
    632,632   RHEINGOLD SECURITIZATION LIMITED++(p)                               0.30       11/10/2009           632,579
    770,161   SAN ANTONIO TX EDUCATION FACILITIES CORPORATION+/-ss                0.16       12/01/2028           770,161
    192,540   SANTANDER US DEBT SA UNIPERSONAL++                                  0.37       11/20/2009           192,553
    132,028   SCALDIS CAPITAL LIMITED++(p)                                        0.26       11/13/2009           132,015
  1,155,241   SCALDIS CAPITAL LIMITED++(p)                                        0.26       11/19/2009         1,155,082
  1,760,367   SOCIETE GENERALE BANNON LLC                                         0.19       11/02/2009         1,760,367
  1,760,367   STARBIRD FUNDING CORPORATION++(p)                                   0.20       11/03/2009         1,760,338
    825,172   SURREY FUNDING CORPORATION++(p)                                     0.20       11/23/2009           825,067
    687,643   TASMAN FUNDING INCORPORATED(p)                                      0.25       11/04/2009           687,624
    550,115   TASMAN FUNDING INCORPORATED(p)                                      0.26       11/04/2009           550,099
  1,125,095   TULIP FUNDING CORPORATION++(p)                                      0.18       11/10/2009         1,125,038
    495,103   TULSA COUNTY OK INDUSTRIAL AUTHORITY REVENUE+/-ss                   0.24       07/01/2032           495,103
    220,046   UNICREDIT DELAWARE INCORPORATED++                                   0.25       11/09/2009           220,032
  1,100,229   UNICREDITO ITALIANO (NEW YORK)                                      0.23       11/27/2009         1,100,237
    165,034   VERMONT STATE STUDENT ASSISTANCE CORPORATION+/-ss                   0.27       12/15/2040           165,034
  2,630,413   VFNC CORPORATION+++/-(a)(i)                                         0.24       09/30/2010         1,183,686
                                                                                                               49,107,120
                                                                                                           --------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $61,308,473)                                                     61,209,644
                                                                                                           --------------

             Wells Fargo Advantage Small and Mid Cap Stock Funds 61


Portfolio of Investments--October 31, 2009

MID CAP DISCIPLINED FUND

   SHARES     SECURITY NAME                                                       YIELD                        VALUE
-----------   ---------------------------------------------------------------   --------                   --------------
SHORT-TERM INVESTMENTS: 3.35%
 19,973,680   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++(s)                     0.15%                    $   19,973,680
                                                                                                           --------------
TOTAL SHORT-TERM INVESTMENTS (COST $19,973,680)                                                                19,973,680
                                                                                                           --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $673,568,734)*                                                   110.07%                             $  656,740,242
OTHER ASSETS AND LIABILITIES, NET                                      (10.07)                                (60,069,733)
                                                                       ------                              --------------
TOTAL NET ASSETS                                                       100.00%                             $  596,670,509
                                                                       ------                              --------------

----------
+    Non-income earning securities.

<<   All or a portion of this security is on loan.

(s)  Rate shown is the 1-day annualized yield at period end.

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

(p)  Asset-backed commercial paper.

+/-  Variable rate investments.

ss These securities are subject to a demand feature which reduces the effective maturity.

#### This security is currently in default with regards to scheduled interest and/or principal payments.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

(i)  Illiquid security.

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The Wells Fargo Advantage Money Market Fund does not pay an investment advisory fee.

+++  Short-term security of an affiliate of the Fund with a cost of $19,973,680.

* Cost for federal income tax purposes is $678,157,833 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation   $ 40,986,278
Gross unrealized depreciation    (62,403,869)
                                ------------
Net unrealized depreciation     $(21,417,591)

The accompanying notes are an integral part of these financial statements.

             62 Wells Fargo Advantage Small and Mid Cap Stock Funds


                                      Portfolio of Investments--October 31, 2009

OPPORTUNITY FUND

   SHARES     SECURITY NAME                                                                                    VALUE
-----------   ---------------------------------------------------------------                              --------------
COMMON STOCKS: 92.58%
AMUSEMENT & RECREATION SERVICES: 1.06%
    696,000   INTERNATIONAL GAME TECHNOLOGY<<                                                              $   12,416,640
                                                                                                           --------------
APPAREL & ACCESSORY STORES: 2.55%
    491,217   NORDSTROM INCORPORATED<<                                                                         15,610,876
    460,000   URBAN OUTFITTERS INCORPORATED+                                                                   14,434,800
                                                                                                               30,045,676
                                                                                                           --------------
BIOPHARMACEUTICALS: 2.59%
    293,539   CEPHALON INCORPORATED+                                                                           16,021,359
    447,000   OSI PHARMACEUTICALS INCORPORATED+                                                                14,402,340
                                                                                                               30,423,699
                                                                                                           --------------
BUSINESS SERVICES: 8.55%
    571,000   AKAMAI TECHNOLOGIES INCORPORATED<<+                                                              12,562,000
    846,000   ELECTRONIC ARTS INCORPORATED+                                                                    15,431,040
     59,800   MASTERCARD INCORPORATED CLASS A                                                                  13,097,396
  1,327,000   NCR CORPORATION+                                                                                 13,469,050
    426,000   OMNICOM GROUP INCORPORATED                                                                       14,603,280
    542,000   RED HAT INCORPORATED+                                                                            13,989,020
    990,000   SYMANTEC CORPORATION<<+                                                                          17,404,200
                                                                                                              100,555,986
                                                                                                           --------------
CHEMICALS & ALLIED PRODUCTS: 2.84%
    260,000   CLOROX COMPANY                                                                                   15,399,800
    226,000   PRAXAIR INCORPORATED                                                                             17,953,440
                                                                                                               33,353,240
                                                                                                           --------------
COAL MINING: 0.49%
    145,000   PEABODY ENERGY CORPORATION                                                                        5,740,550
                                                                                                           --------------
COMMUNICATIONS: 6.92%
    258,000   AMERICAN TOWER CORPORATION CLASS A                                                                9,499,560
    708,000   CABLEVISION SYSTEMS CORPORATION NEW YORK GROUP CLASS A                                           16,255,680
  1,100,000   COMCAST CORPORATION CLASS A                                                                      15,422,000
    333,000   LIBERTY MEDIA CORPORATION ENTERTAINMENT CLASS A+                                                 10,263,060
  1,371,000   LIBERTY MEDIA CORPORATION INTERACTIVE SERIES A+                                                  15,547,140
    380,000   SCRIPPS NETWORKS INTERACTIVE INCORPORATED                                                        14,348,800
                                                                                                               81,336,240
                                                                                                           --------------
DEPOSITORY INSTITUTIONS: 3.35%
    570,000   BANK OF NEW YORK MELLON CORPORATION                                                              15,196,200
    590,850   BB&T CORPORATION<<                                                                               14,127,224
    193,000   CITY NATIONAL CORPORATION<<                                                                       7,270,310
    538,264   MARSHALL & ILSLEY CORPORATION                                                                     2,863,564
                                                                                                               39,457,298
                                                                                                           --------------
EATING & DRINKING PLACES: 1.34%
    518,900   DARDEN RESTAURANTS INCORPORATED                                                                  15,727,859
                                                                                                           --------------
EDUCATIONAL SERVICES: 1.71%
    256,500   APOLLO GROUP INCORPORATED CLASS A+                                                               14,646,150
     99,000   DEVRY INCORPORATED                                                                                5,473,710
                                                                                                               20,119,860
                                                                                                           --------------

             Wells Fargo Advantage Small and Mid Cap Stock Funds 63


Portfolio of Investments--October 31, 2009

OPPORTUNITY FUND

  SHARES      SECURITY NAME                                                                                    VALUE
-----------   ---------------------------------------------------------------                              -------------
ELECTRIC, GAS & SANITARY SERVICES: 1.32%
    600,900   REPUBLIC SERVICES INCORPORATED<<                                                             $   15,569,319
                                                                                                           --------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 9.90%
    505,000   ALTERA CORPORATION                                                                                9,993,950
    342,000   AMETEK INCORPORATED                                                                              11,932,380
    368,000   AMPHENOL CORPORATION CLASS A                                                                     14,764,160
  1,096,000   MICROSEMI CORPORATION                                                                            14,587,760
    567,000   NETAPP INCORPORATED<<+                                                                           15,337,350
  1,887,000   ON SEMICONDUCTOR CORPORATION+                                                                    12,624,030
    631,000   POLYCOM INCORPORATED+                                                                            13,547,570
    294,000   ROCKWELL COLLINS INCORPORATED                                                                    14,811,720
    405,000   XILINX INCORPORATED                                                                               8,808,750
                                                                                                              116,407,670
                                                                                                           --------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 2.48%
    448,000   ACCENTURE PLC                                                                                    16,611,840
    296,100   JACOBS ENGINEERING GROUP INCORPORATED+                                                           12,522,069
                                                                                                               29,133,909
                                                                                                           --------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT: 2.64%
    564,000   CROWN HOLDINGS INCORPORATED                                                                      15,030,600
    349,000   ILLINOIS TOOL WORKS INCORPORATED                                                                 16,026,080
                                                                                                               31,056,680
                                                                                                           --------------
FOOD & KINDRED PRODUCTS: 1.31%
    234,000   GENERAL MILLS INCORPORATED<<                                                                     15,425,280
                                                                                                           --------------
FOOD STORES: 1.31%
    668,000   KROGER COMPANY                                                                                   15,450,840
                                                                                                           --------------
FURNITURE & FIXTURES: 0.36%
    362,000   MASCO CORPORATION<<                                                                               4,253,500
                                                                                                           --------------
GENERAL MERCHANDISE STORES: 1.28%
    310,000   TARGET CORPORATION                                                                               15,013,300
                                                                                                           --------------
HEALTH SERVICES: 0.89%
  1,717,045   HEALTH MANAGEMENT ASSOCIATION INCORPORATED CLASS A<<                                             10,473,975
                                                                                                           --------------
HOLDING & OTHER INVESTMENT OFFICES: 0.63%
    255,000   EQUITY RESIDENTIAL                                                                                7,364,400
                                                                                                           --------------
HOME APPLIANCES: 0.29%
     47,630   WHIRLPOOL CORPORATION                                                                             3,409,832
                                                                                                           --------------
HOUSEHOLD PRODUCTS, WARE: 1.41%
    292,000   CHURCH & DWIGHT COMPANY INCORPORATED                                                             16,608,960
                                                                                                           --------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 3.85%
    384,000   DOVER CORPORATION                                                                                14,469,120
    347,000   NATIONAL OILWELL VARCO INCORPORATED+                                                             14,223,530
    523,000   PALL CORPORATION                                                                                 16,600,020
                                                                                                               45,292,670
                                                                                                           --------------
INSURANCE CARRIERS: 5.16%
    357,000   ACE LIMITED                                                                                      18,335,520
    431,000   HCC INSURANCE HOLDINGS INCORPORATED<<                                                            11,374,090
    212,000   PARTNERRE LIMITED                                                                                16,213,760
    280,906   RENAISSANCERE HOLDINGS LIMITED                                                                   14,747,565
                                                                                                               60,670,935
                                                                                                           --------------

             64 Wells Fargo Advantage Small and Mid Cap Stock Funds


                                      Portfolio of Investments--October 31, 2009

OPPORTUNITY FUND

  SHARES      SECURITY NAME                                                                                     VALUE
-----------   ---------------------------------------------------------------                              --------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 8.22%
  1,332,000   BOSTON SCIENTIFIC CORPORATION+                                                               $   10,815,840
    164,000   C.R. BARD INCORPORATED                                                                           12,311,480
    341,000   COVIDIEN PLC                                                                                     14,362,920
    346,000   RESMED INCORPORATED<<+                                                                           17,026,660
    288,000   ROCKWELL AUTOMATION INCORPORATED                                                                 11,793,600
    310,000   THERMO FISHER SCIENTIFIC INCORPORATED                                                            13,950,000
    286,000   WATERS CORPORATION<<+                                                                            16,424,980
                                                                                                               96,685,480
                                                                                                           --------------
MEDICAL PRODUCTS: 1.34%
    300,800   ZIMMER HOLDINGS INCORPORATED+                                                                    15,813,056
                                                                                                           --------------
METAL MINING: 1.10%
    359,000   BARRICK GOLD CORPORATION                                                                         12,898,870
                                                                                                           --------------
MISCELLANEOUS RETAIL: 1.36%
    735,000   STAPLES INCORPORATED<<                                                                           15,949,500
                                                                                                           --------------
MOTOR FREIGHT TRANSPORTATION & WAREHOUSING: 1.03%
    402,082   J.B. HUNT TRANSPORT SERVICES INCORPORATED<<                                                      12,086,585
                                                                                                           --------------
NON-DEPOSITORY CREDIT INSTITUTIONS: 1.39%
  1,023,000   PEOPLE'S UNITED FINANCIAL INCORPORATED                                                           16,398,690
                                                                                                           --------------
OIL & GAS EXTRACTION: 6.13%
    169,000   APACHE CORPORATION                                                                               15,906,280
    237,000   TRANSOCEAN LIMITED                                                                               19,886,670
  1,040,000   WEATHERFORD INTERNATIONAL LIMITED+                                                               18,231,200
    434,000   XTO ENERGY INCORPORATED                                                                          18,037,040
                                                                                                               72,061,190
                                                                                                           --------------
RETAIL-DRUG STORES: 1.29%
    431,000   CVS CAREMARK CORPORATION                                                                         15,214,300
                                                                                                           --------------
RUBBER & MISCELLANEOUS PLASTICS PRODUCTS: 1.23%
    755,000   SEALED AIR CORPORATION                                                                           14,518,650
                                                                                                           --------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 1.23%
    682,760   INVESCO LIMITED                                                                                  14,440,374
                                                                                                           --------------
TECHNOLOGY: 1.39%
  6,751,000   ARM HOLDINGS                                                                                     16,399,860
                                                                                                           --------------
TEXTILE MILL PRODUCTS: 0.38%
    104,129   MOHAWK INDUSTRIES INCORPORATED+                                                                   4,459,845
                                                                                                           --------------
TRANSPORTATION EQUIPMENT: 1.24%
    610,000   JOHNSON CONTROLS INCORPORATED                                                                    14,591,200
                                                                                                           --------------
TRAVEL & RECREATION: 1.02%
    412,000   CARNIVAL CORPORATION                                                                             11,997,440
                                                                                                           --------------
TOTAL COMMON STOCKS (COST $936,444,884)                                                                     1,088,823,358
                                                                                                           --------------

             Wells Fargo Advantage Small and Mid Cap Stock Funds 65


Portfolio of Investments--October 31, 2009

OPPORTUNITY FUND

   SHARES     SECURITY NAME                                                                                    VALUE
-----------   ---------------------------------------------------------------                              -------------
INVESTMENT COMPANIES: 3.42%
INVESTMENT COMPANIES: 3.42%
    548,000   UTILITIES SELECT SECTOR SPDR FUND<<                                                          $  15,557,720
    360,000   VANGUARD REIT ETF<<                                                                             14,248,800
    174,500   VANGUARD UTILITIES ETF                                                                          10,401,944
                                                                                                              40,208,464
                                                                                                           -------------
TOTAL INVESTMENT COMPANIES (COST $38,809,740)                                                                 40,208,464
                                                                                                           -------------

                                                                                  YIELD
                                                                                --------
COLLATERAL FOR SECURITIES LENDING: 14.01%
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 2.76%
  8,125,233   AIM STIT-LIQUID ASSETS PORTFOLIO(s)                                 0.23%                        8,125,233
  8,125,233   BLACKROCK LIQUIDITY FUNDS TEMPFUND PORTFOLIO(s)                     0.17                         8,125,233
  8,125,233   DREYFUS CASH MANAGEMENT FUND INSTITUTIONAL(s)                       0.12                         8,125,233
  8,125,233   DWS MONEY MARKET SERIES INSTITUTIONAL(s)                            0.21                         8,125,233
                                                                                                              32,500,932
                                                                                                           -------------

                                                                                INTEREST
 PRINCIPAL                                                                        RATE     MATURITY DATE
-----------                                                                     --------   -------------
COLLATERAL INVESTED IN OTHER ASSETS: 11.25%
$ 2,954,630   ABN AMRO BANK NV (CHICAGO)                                          0.11%      11/02/2009        2,954,630
  2,105,174   ANTALIS US FUNDING CORPORATION++(p)                                 0.22       11/18/2009        2,104,943
  2,644,394   AUTOBAHN FUNDING COMPANY LLC++(p)                                   0.53       11/09/2009        2,644,044
  2,954,630   BANK OF AMERICA REPURCHASE AGREEMENT - 102%
                 COLLATERALIZED BY MORTGAGE BACKED SECURITIES (MATURITY
                 VALUE $2,954,650)                                                0.08       11/02/2009        2,954,630
  2,954,630   BANK OF IRELAND                                                     0.50       11/05/2009        2,954,630
  5,170,603   BARCLAYS CAPITAL INCORPORATED REPURCHASE AGREEMENT - 102%
                 COLLATERALIZED BY MORTGAGE BACKED SECURITIES (MATURITY
                 VALUE $5,170,650)                                                0.11       11/02/2009        5,170,603
    738,658   BEETHOVEN FUNDING CORPORATION++(p)                                  0.65       11/04/2009          738,604
    369,329   BEETHOVEN FUNDING CORPORATION++(p)                                  0.70       11/12/2009          369,243
  2,363,704   BELMONT FUNDING LLC++(p)                                            0.50       11/03/2009        2,363,606
  1,772,778   BNP PARIBAS (PARIS)                                                 0.14       11/02/2009        1,772,778
  2,954,630   BNP PARIBAS SECURITIES CORPORATION REPURCHASE AGREEMENT - 102%
                COLLATERALIZED BY MORTGAGE BACKED SECURITIES (MATURITY
                VALUE $2,954,650)                                                 0.08       11/02/2009        2,954,630
  3,323,959   BRYANT BANK FUNDING++(p)                                            0.19       11/23/2009        3,323,556
    590,926   CALCASIEU PARISH LA+/-ss                                            0.40       12/01/2027          590,926
    812,523   CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY+/-ss         0.20       06/01/2028          812,523
  2,632,723   CHARIOT FUNDING LLC++(p)                                            0.19       11/23/2009        2,632,404
  1,719,586   CHEYNE FINANCE LLC+++/-####(a)(i)                                   0.00       02/25/2008           28,373
  1,323,905   CHEYNE FINANCE LLC+++/-####(a)(i)                                   0.00       05/19/2008           21,844
    391,119   COLORADO HOUSING & FINANCE AUTHORITY+/-ss                           0.35       10/01/2038          391,119
  1,181,852   COOK COUNTY IL+/-ss                                                 0.40       11/01/2030        1,181,852
  4,579,677   DANSKE CORPORATION++                                                0.20       11/05/2009        4,579,550
  2,659,167   DENVER CO CITY & COUNTY SCHOOL DISTRICT+/-ss                        0.45       12/15/2037        2,659,167
  1,846,644   DEXIA CREDIT LOCAL DE FRANCE SA                                     0.21       11/02/2009        1,846,644
  3,397,825   EKSPORTFINANS ASA++                                                 0.19       11/10/2009        3,397,646
  3,988,751   ERASMUS CAPITAL CORPORATION++(p)                                    0.23       11/09/2009        3,988,522
  1,772,778   FORTIS BANK NV SA                                                   0.18       11/02/2009        1,772,778
  2,540,982   GDF SUEZ++                                                          0.18       11/23/2009        2,540,690
    702,316   GDF SUEZ++                                                          0.20       11/18/2009          702,245
  5,241,662   GOLDMAN SACHS REPURCHASE AGREEMENT - 102%
                 COLLATERALIZED BY MORTGAGE BACKED SECURITIES (MATURITY
                 VALUE $5,241,693)                                                0.07       11/02/2009        5,241,662
  3,397,825   GOTHAM FUNDING CORPORATION++(p)                                     0.19       11/12/2009        3,397,610
  1,772,778   GROUPE BPCE                                                         0.15       11/02/2009        1,772,778
  6,013,482   GRYPHON FUNDING LIMITED(a)(i)                                       0.00       08/05/2010        2,080,665
    243,757   HENRICO COUNTY VA ECONOMIC DEVELOPMENT AUTHORITY+/-ss               0.29       11/01/2042          243,757

             66 Wells Fargo Advantage Small and Mid Cap Stock Funds


                                      Portfolio of Investments--October 31, 2009

OPPORTUNITY FUND

                                                                                INTEREST
 PRINCIPAL    SECURITY NAME                                                       RATE     MATURITY DATE        VALUE
-----------   ---------------------------------------------------------------   --------   -------------   --------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$ 2,215,973   HOUSTON TX UTILITY SYSTEM+/-ss                                      0.23%      05/15/2034    $    2,215,973
    738,658   ILLINOIS EDUCATIONAL FACILITIES AUTHORITY REVENUE+/-ss              0.26       07/01/2029           738,658
    295,463   INDIANA MUNICIPAL POWER AGENCY POWER SUPPLY SYSTEM+/-ss             0.28       01/01/2018           295,463
  1,846,644   ING BANK NV AMSTERDAM                                               0.20       11/02/2009         1,846,644
  3,397,825   IRISH LIFE & PERMANENT PLC++                                        0.50       11/18/2009         3,396,975
  2,954,630   JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                 MORTGAGE BACKED SECURITIES (MATURITY VALUE $2,954,650)           0.08       11/02/2009         2,954,630
    443,195   KANSAS CITY MO SPECIAL OBLIGATION+/-ss                              0.28       04/15/2025           443,195
    664,792   LOUISIANA PUBLIC FACILITIES AUTHORITY+/-ss                          0.19       10/01/2033           664,792
  3,397,825   MANHATTAN ASSET FUNDING COMPANY++(p)                                0.18       11/03/2009         3,397,774
  4,882,527   MASSACHUSETTS HEFA+/-ss                                             0.24       10/01/2034         4,882,527
    635,246   MISSISSIPPI STATE GO+/-ss                                           0.40       11/01/2028           635,246
    561,380   MONTGOMERY COUNTY TN PUBLIC BUILDING+/-ss                           0.23       02/01/2036           561,380
  1,107,986   NATEXIS BANQUES POPULAIRES                                          0.20       11/03/2009         1,107,968
    738,658   NATEXIS BANQUES POPULAIRES                                          0.20       11/10/2009           738,617
    295,463   NEW JERSEY STATE TURNPIKE AUTHORITY+/-ss                            0.40       01/01/2018           295,463
    221,597   NIEUW AMSTERDAM RECEIVABLES CORPORATION++(p)                        0.25       11/10/2009           221,582
    939,572   NORTH DAKOTA HOUSING FINANCE AGENCY+/-ss                            0.29       01/01/2034           939,572
  2,272,258   REGENCY MARKETS #1 LLC++(p)                                         0.20       11/10/2009         2,272,132
  1,698,912   RHEINGOLD SECURITISATION LIMITED++(p)                               0.30       11/10/2009         1,698,771
  2,068,241   SAN ANTONIO TX EDUCATION FACILITIES CORPORATION+/-ss                0.16       12/01/2028         2,068,241
    517,060   SANTANDER US DEBT SA UNIPERSONAL++                                  0.37       11/20/2009           517,095
    354,556   SCALDIS CAPITAL LIMITED++(p)                                        0.26       11/13/2009           354,522
  3,102,362   SCALDIS CAPITAL LIMITED++(p)                                        0.26       11/19/2009         3,101,936
  4,727,409   SOCIETE GENERALE BANNON LLC                                         0.19       11/02/2009         4,727,409
  4,727,409   STARBIRD FUNDING CORPORATION++(p)                                   0.20       11/03/2009         4,727,330
  2,215,973   SURREY FUNDING CORPORATION++(p)                                     0.20       11/23/2009         2,215,690
  1,846,644   TASMAN FUNDING INCORPORATED++(p)                                    0.25       11/04/2009         1,846,593
  1,477,315   TASMAN FUNDING INCORPORATED++(p)                                    0.26       11/04/2009         1,477,272
  3,021,405   TULIP FUNDING CORPORATION++(p)                                      0.18       11/10/2009         3,021,254
  1,329,584   TULSA COUNTY OK INDUSTRIAL AUTHORITY REVENUE+/-ss                   0.24       07/01/2032         1,329,584
    590,926   UNICREDIT DELAWARE INCORPORATED++                                   0.25       11/09/2009           590,889
  2,954,630   UNICREDITO ITALIANO (NEW YORK)                                      0.23       11/27/2009         2,954,640
    443,195   VERMONT STATE STUDENT ASSISTANCE CORPORATION+/-ss                   0.27       12/15/2040           443,195
  7,695,317   VFNC CORPORATION+++/-(a)(i)                                         0.24       09/30/2010         3,462,893
                                                                                                              132,334,557
                                                                                                           --------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $165,124,616)                                                   164,835,489
                                                                                                           --------------

   SHARES                                                                         YIELD
-----------                                                                     --------
SHORT-TERM INVESTMENTS: 4.89%
 57,559,306   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++(s)                     0.15%                        57,559,306
                                                                                                           --------------
TOTAL SHORT-TERM INVESTMENTS (COST $57,559,306)                                                                57,559,306
                                                                                                           --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $1,197,938,546)*                                                114.90%                              $1,351,426,617
OTHER ASSETS AND LIABILITIES, NET                                     (14.90)                                (175,227,131)
                                                                      ------                               --------------
TOTAL NET ASSETS                                                      100.00%                              $1,176,199,486
                                                                      ------                               --------------

             Wells Fargo Advantage Small and Mid Cap Stock Funds 67


Portfolio of Investments--October 31, 2009

OPPORTUNITY FUND

----------
<<   All or a portion of this security is on loan.

+    Non-income earning securities.

(s)  Rate shown is the 1-day annualized yield at period end.

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

(p)  Asset-backed commercial paper.

+/-  Variable rate investments.

ss These securities are subject to a demand feature which reduces the effective maturity.

#### This security is currently in default with regards to scheduled interest and/or principal payments.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

(i)  Illiquid security.

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The Wells Fargo Advantage Money Market Fund does not pay an investment advisory fee.

+++  Short-term security of an affiliate of the Fund with a cost of $57,559,306.

* Cost for federal income tax purposes is $1,227,304,072 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation   $220,109,315
Gross unrealized depreciation    (95,986,770)
                                ------------
Net unrealized appreciation     $124,122,545

The accompanying notes are an integral part of these financial statements.

             68 Wells Fargo Advantage Small and Mid Cap Stock Funds


                                      Portfolio of Investments--October 31, 2009

SMALL CAP DISCIPLINED FUND

   SHARES     SECURITY NAME                                                                                    VALUE
-----------   ---------------------------------------------------------------                              -------------
COMMON STOCKS: 95.59%
AMUSEMENT & RECREATION SERVICES: 0.56%
     55,000   INTERNATIONAL SPEEDWAY CORPORATION CLASS A                                                   $   1,403,050
                                                                                                           -------------
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR
MATERIALS: 0.33%
    145,000   LIZ CLAIBORNE INCORPORATED<<                                                                       832,300
                                                                                                           -------------
AUTOMOTIVE REPAIR, SERVICES & PARKING: 0.06%
     18,061   MIDAS INCORPORATED                                                                                 145,572
                                                                                                           -------------
BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS: 0.80%
     30,000   AVATAR HOLDINGS INCORPORATED+                                                                      489,000
     86,787   TUTOR PRINI CORPORATION                                                                          1,531,791
                                                                                                               2,020,791
                                                                                                           -------------
BUSINESS SERVICES: 8.34%
    187,600   ARBITRON INCORPORATED                                                                            4,067,168
    771,288   ASSET ACCEPTANCE CAPITAL CORPORATION<<                                                           5,607,264
    358,700   CONVERGYS CORPORATION+                                                                           3,891,895
    170,000   FAIR ISAAC CORPORATION                                                                           3,456,100
    270,100   MONSTER WORLDWIDE INCORPORATED+                                                                  3,921,852
                                                                                                              20,944,279
                                                                                                           -------------
CHEMICALS & ALLIED PRODUCTS: 1.71%
    281,451   OLIN CORPORATION                                                                                 4,297,757
                                                                                                           -------------
COMMUNICATIONS: 0.69%
    255,000   CLEAR CHANNEL OUTDOOR HOLDINGS INCORPORATED+                                                     1,739,100
                                                                                                           -------------
DEPOSITORY INSTITUTIONS: 11.23%
    216,273   ASSOCIATED BANC-CORP                                                                             2,770,457
    156,000   BROOKLINE BANCORP INCORPORATED                                                                   1,527,240
     79,000   CATHAY GENERAL BANCORPORATION                                                                      697,570
    186,000   EAST WEST BANCORP INCORPORATED                                                                   1,679,580
    119,300   FIRST BUSEY CORPORATION                                                                            461,691
     99,000   GLACIER BANCORP INCORPORATED                                                                     1,295,910
     39,000   HANCOCK HOLDING COMPANY                                                                          1,414,530
    285,100   HUDSON CITY BANCORP INCORPORATED                                                                 3,746,214
     26,300   IBERIABANK CORPORATION                                                                           1,139,053
    317,000   NEW YORK COMMUNITY BANCORP INCORPORATED<<                                                        3,420,430
    147,000   NEWALLIANCE BANCSHARES INCORPORATED                                                              1,628,760
     93,000   UMB FINANCIAL CORPORATION                                                                        3,698,610
    211,250   WASHINGTON FEDERAL INCORPORATED                                                                  3,622,938
    137,350   WHITNEY HOLDING CORPORATION                                                                      1,102,921
                                                                                                              28,205,904
                                                                                                           -------------
EATING & DRINKING PLACES: 0.52%
     63,000   RUBY TUESDAY INCORPORATED+                                                                         419,580
    225,000   WENDY'S ARBY'S GROUP INCORPORATED                                                                  888,750
                                                                                                               1,308,330
                                                                                                           -------------
ELECTRIC, GAS & SANITARY SERVICES: 9.92%
     38,000   ALLETE INCORPORATED                                                                              1,286,300
    259,000   AQUA AMERICA INCORPORATED<<                                                                      4,001,550
    139,800   CLEAN HARBORS INCORPORATED+                                                                      7,891,710
     31,900   NICOR INCORPORATED                                                                               1,182,852

             Wells Fargo Advantage Small and Mid Cap Stock Funds 69


Portfolio of Investments--October 31, 2009

SMALL CAP DISCIPLINED FUND

   SHARES     SECURITY NAME                                                                                    VALUE
-----------   ---------------------------------------------------------------                              -------------
ELECTRIC, GAS & SANITARY SERVICES (continued)
    203,836   NISOURCE INCORPORATED                                                                        $   2,633,561
     43,700   PORTLAND GENERAL ELECTRIC COMPANY                                                                  812,383
    255,000   REPUBLIC SERVICES INCORPORATED                                                                   6,607,050
     15,400   WGL HOLDINGS INCORPORATED                                                                          509,124
                                                                                                              24,924,530
                                                                                                           -------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
EQUIPMENT: 8.61%
    225,000   ADAPTEC INCORPORATED+                                                                              717,750
    510,534   ATMI INCORPORATED+                                                                               7,734,590
    122,000   FAIRCHILD SEMICONDUCTOR INTERNATIONAL INCORPORATED+                                                912,560
     98,300   IMATION CORPORATION                                                                                867,006
     39,000   INTERNATIONAL RECTIFIER CORPORATION+                                                               712,920
    145,000   MAXIM INTEGRATED PRODUCTS INCORPORATED                                                           2,417,150
    413,000   MOLEX INCORPORATED CLASS A                                                                       6,835,150
     62,000   SPECTRUM BRANDS INCORPORATED+                                                                    1,435,300
                                                                                                              21,632,426
                                                                                                           -------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 2.97%
    301,076   CRA INTERNATIONAL INCORPORATED+                                                                  7,451,631
                                                                                                           -------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT: 0.71%
    120,400   QUANEX BUILDING PRODUCTS CORPORATION                                                             1,790,348
                                                                                                           -------------
FOOD & KINDRED PRODUCTS: 0.46%
     43,000   AMERICAN ITALIAN PASTA COMPANY CLASS A<<                                                         1,168,310
                                                                                                           -------------
FOOD STORES: 2.06%
    466,000   WINN-DIXIE STORES INCORPORATED+                                                                  5,167,940
                                                                                                           -------------
FURNITURE & FIXTURES: 0.24%
    142,600   FURNITURE BRANDS INTERNATIONAL INCORPORATED                                                        606,050
                                                                                                           -------------
HEALTH SERVICES: 2.43%
  2,177,700   HOOPER HOLMES INCORPORATED                                                                       1,633,275
     36,000   HUMANA INCORPORATED                                                                              1,352,880
    111,380   LHC GROUP INCORPORATED+                                                                          3,108,616
                                                                                                               6,094,771
HOLDING & OTHER INVESTMENT OFFICES: 4.26%
    393,684   EXTERRAN HOLDINGS INCORPORATED+<<                                                                8,042,964
    225,000   HILLTOP HOLDINGS INCORPORATED                                                                    2,664,000
                                                                                                              10,706,964
                                                                                                           -------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 8.10%
    105,000   ACTUANT CORPORATION CLASS A                                                                      1,639,050
    580,000   INTERMEC INCORPORATED+                                                                           7,145,600
    118,800   KENNAMETAL INCORPORATED                                                                          2,798,928
    155,000   LEXMARK INTERNATIONAL INCORPORATED+                                                              3,952,500
    133,500   MODINE MANUFACTURING COMPANY                                                                     1,375,050
  1,862,000   QUANTUM CORPORATION+                                                                             3,444,700
                                                                                                              20,355,828
                                                                                                           -------------
INSURANCE CARRIERS: 2.02%
    187,500   BROWN & BROWN INCORPORATED                                                                       3,444,375
    183,000   STEWART INFORMATION SERVICES CORPORATION                                                         1,636,020
                                                                                                               5,080,395
                                                                                                           -------------

             70 Wells Fargo Advantage Small and Mid Cap Stock Funds


                                      Portfolio of Investments--October 31, 2009

SMALL CAP DISCIPLINED FUND

   SHARES     SECURITY NAME                                                                                    VALUE
-----------   ---------------------------------------------------------------                              -------------
LEGAL SERVICES: 0.99%
     64,300   RAYONIER INCORPORATED                                                                        $   2,480,694
                                                                                                           -------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
OPTICAL GOODS: 9.55%
    397,309   HERLEY INDUSTRIES INCORPORATED+                                                                  4,493,565
     36,700   MILLIPORE CORPORATION                                                                            2,459,267
    333,500   NEWPORT CORPORATION                                                                              2,481,240
    280,000   PERKINELMER INCORPORATED                                                                         5,210,800
    133,000   WATERS CORPORATION+                                                                              7,638,190
     88,000   ZOLL MEDICAL CORPORATION+                                                                        1,708,960
                                                                                                              23,992,022
                                                                                                           -------------
METAL MINING: 0.71%
  1,207,000   GREAT BASIN GOLD LIMITED+                                                                        1,774,290
                                                                                                           -------------
MISCELLANEOUS MANUFACTURING INDUSTRIES: 2.83%
     20,421   ACCO BRANDS CORPORATION+                                                                           123,751
     91,000   ARMSTRONG WORLD INDUSTRIES INCORPORATED                                                          3,389,750
     36,137   BLYTH INCORPORATED                                                                               1,280,334
    700,925   LEAPFROG ENTERPRISES INCORPORATED+                                                               2,313,053
                                                                                                               7,106,888
                                                                                                           -------------
MISCELLANEOUS RETAIL: 1.59%
    660,000   OFFICE DEPOT INCORPORATED+                                                                       3,993,000
                                                                                                           -------------
NON-DEPOSITORY CREDIT INSTITUTIONS: 3.72%
  1,529,100   CAPITALSOURCE INCORPORATED                                                                       5,443,596
    243,000   PEOPLE'S UNITED FINANCIAL INCORPORATED                                                           3,895,290
                                                                                                               9,338,886
                                                                                                           -------------
OIL & GAS EXTRACTION: 2.06%
    338,000   STONE ENERGY CORPORATION+                                                                        5,181,540
                                                                                                           -------------
PAPER & ALLIED PRODUCTS: 0.49%
     27,000   CLEARWATER PAPER CORPORATION+                                                                    1,222,290
                                                                                                           -------------
PERSONAL SERVICES: 0.57%
     88,000   REGIS CORPORATION                                                                                1,429,120
                                                                                                           -------------
PETROLEUM REFINING & RELATED INDUSTRIES: 1.06%
     84,600   WD-40 COMPANY                                                                                    2,664,054
                                                                                                           -------------
PHARMACEUTICALS: 0.44%
     72,200   PHARMERICA CORPORATION+                                                                          1,114,046
                                                                                                           -------------
REAL ESTATE: 0.62%
    106,265   FORESTAR REAL ESTATE GROUP INCORPORATED+                                                         1,568,471
                                                                                                           -------------
RUBBER & MISCELLANEOUS PLASTICS PRODUCTS: 1.04%
    135,400   SEALED AIR CORPORATION                                                                           2,603,740
                                                                                                           -------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 1.02%
     94,800   ALLIANCE BERNSTEIN HOLDING LP                                                                    2,557,704
                                                                                                           -------------
SOFTWARE: 1.92%
    265,000   ELECTRONIC ARTS INCORPORATED+                                                                    4,833,600
                                                                                                           -------------

             Wells Fargo Advantage Small and Mid Cap Stock Funds 71


Portfolio of Investments--October 31, 2009

SMALL CAP DISCIPLINED FUND

   SHARES     SECURITY NAME                                                                                    VALUE
-----------   ---------------------------------------------------------------                              -------------
WHOLESALE TRADE NON-DURABLE GOODS: 0.96%
    255,000   KENNETH COLE PRODUCTIONS INCORPORATED CLASS A                                                $   2,425,050
                                                                                                           -------------
TOTAL COMMON STOCKS (COST $278,396,745)                                                                      240,161,671
                                                                                                           -------------
COLLATERAL FOR SECURITIES LENDING: 7.62%

                                                                                 YIELD
                                                                                --------
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 1.47%
    925,273   AIM STIT-LIQUID ASSETS PORTFOLIO(s)                                 0.23%                          925,273
    925,273   BLACKROCK LIQUIDITY FUNDS TEMPFUND PORTFOLIO(s)                     0.17                           925,273
    925,273   DREYFUS CASH MANAGEMENT FUND INSTITUTIONAL(s)                       0.12                           925,273
    925,273   DWS MONEY MARKET SERIES INSTITUTIONAL(s)                            0.21                           925,273
                                                                                                               3,701,092
                                                                                                           -------------

                                                                                INTEREST
 PRINCIPAL                                                                        RATE     MATURITY DATE
-----------                                                                     --------   -------------
COLLATERAL INVESTED IN OTHER ASSETS: 6.15%
$   336,463   ABN AMRO BANK NV                                                    0.11%      11/02/2009          336,463
    239,730   ANTALIS US FUNDING CORPORATION(p)++                                 0.22       11/18/2009          239,703
    301,134   AUTOBAHN FUNDING COMPANY LLC(p)++                                   0.53       11/09/2009          301,094
    336,463   BANK OF AMERICA REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                 MORTGAGE BACKED SECURITIES (MATURITY VALUE $336,465)             0.08       11/02/2009          336,463
    336,463   BANK OF IRELAND                                                     0.50       11/05/2009          336,463
    588,810   BARCLAYS CAPITAL INCORPORATED REPURCHASE AGREEMENT - 102%
              COLLATERALIZED BY MORTGAGE BACKED SECURITIES (MATURITY VALUE
                 $588,815)                                                        0.11       11/02/2009          588,810
     84,116   BEETHOVEN FUNDING CORPORATION(p)++                                  0.65       11/04/2009           84,110
     42,058   BEETHOVEN FUNDING CORPORATION(p)++                                  0.70       11/12/2009           42,048
    269,170   BELMONT FUNDING LLC(p)++                                            0.50       11/03/2009          269,159
    201,878   BNP PARIBAS (PARIS)                                                 0.14       11/02/2009          201,878
    336,463   BNP PARIBAS SECURITIES CORPORATION REPURCHASE AGREEMENT - 102%
              COLLATERALIZED BY MORTGAGE BACKED SECURITIES (MATURITY VALUE
                 $336,465)                                                        0.08       11/02/2009          336,463
    378,521   BRYANT BANK FUNDING(p)++                                            0.19       11/23/2009          378,475
     67,293   CALCASIEU PARISH LA+/-ss                                            0.40       12/01/2027           67,293
     92,527   CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY+/-ss         0.20       06/01/2028           92,527
    299,805   CHARIOT FUNDING LLC(p)++                                            0.19       11/23/2009          299,769
    310,684   CHEYNE FINANCE LLC+++/-####(a)(i)                                   0.00       02/25/2008            5,126
    239,195   CHEYNE FINANCE LLC+++/-####(a)(i)                                   0.00       05/19/2008            3,947
     44,539   COLORADO HOUSING & FINANCE AUTHORITY+/-ss                           0.35       10/01/2038           44,539
    134,585   COOK COUNTY IL+/-ss                                                 0.40       11/01/2030          134,585
    521,518   DANSKE CORPORATION++                                                0.20       11/05/2009          521,503
    302,817   DENVER CO CITY & COUNTY SCHOOL DISTRICT+/-ss                        0.45       12/15/2037          302,817
    210,289   DEXIA CREDIT LOCAL DE FRANCE SA                                     0.21       11/02/2009          210,289
    386,932   EKSPORTFINANS ASA++                                                 0.19       11/10/2009          386,912
    454,225   ERASMUS CAPITAL CORPORATION(p)++                                    0.23       11/09/2009          454,199
    201,878   FORTIS BANK NV SA                                                   0.18       11/02/2009          201,878
    289,358   GDF SUEZ++                                                          0.18       11/23/2009          289,325
     79,977   GDF SUEZ++                                                          0.20       11/18/2009           79,969
    596,902   GOLDMAN SACHS REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                 MORTGAGE BACKED SECURITIES (MATURITY VALUE $596,905)             0.07       11/02/2009          596,902
    386,932   GOTHAM FUNDING CORPORATION(p)++                                     0.19       11/12/2009          386,908
    201,878   GROUPE BPCE                                                         0.15       11/02/2009          201,878
  1,086,477   GRYPHON FUNDING LIMITED(a)(i)                                       0.00       08/05/2010          375,921
     27,758   HENRICO COUNTY VA ECONOMIC DEVELOPMENT AUTHORITY+/-ss               0.29       11/01/2042           27,758
    252,347   HOUSTON TX UTILITY SYSTEM+/-ss                                      0.23       05/15/2034          252,347
     84,116   ILLINOIS EDUCATIONAL FACILITIES AUTHORITY REVENUE+/-ss              0.26       07/01/2029           84,116
     33,646   INDIANA MUNICIPAL POWER AGENCY POWER SUPPLY SYSTEM+/-ss             0.28       01/01/2018           33,646
    210,289   ING BANK NV AMSTERDAM                                               0.20       11/02/2009          210,289

             72 Wells Fargo Advantage Small and Mid Cap Stock Funds


                                      Portfolio of Investments--October 31, 2009

SMALL CAP DISCIPLINED FUND


                                                                                INTEREST
 PRINCIPAL    SECURITY NAME                                                       RATE     MATURITY DATE       VALUE
-----------   ---------------------------------------------------------------   --------   -------------   -------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$   386,932   IRISH LIFE & PERMANENT PLC++                                        0.50%      11/18/2009    $     386,836
    336,463   JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                 MORTGAGE BACKED SECURITIES (MATURITY VALUE $ 336,465)            0.08       11/02/2009          336,463
     50,469   KANSAS CITY MO SPECIAL OBLIGATION+/-ss                              0.28       04/15/2025           50,469
     75,704   LOUISIANA PUBLIC FACILITIES AUTHORITY+/-ss                          0.19       10/01/2033           75,704
    386,932   MANHATTAN ASSET FUNDING COMPANY(p)++                                0.18       11/03/2009          386,927
    556,005   MASSACHUSETTS HEFA+/-ss                                             0.24       10/01/2034          556,005
     72,340   MISSISSIPPI STATE GO+/-ss                                           0.40       11/01/2028           72,340
     63,928   MONTGOMERY COUNTY TN PUBLIC BUILDING+/-ss                           0.23       02/01/2036           63,928
    126,174   NATEXIS BANQUES POPULAIRES                                          0.20       11/03/2009          126,171
     84,116   NATEXIS BANQUES POPULAIRES                                          0.20       11/10/2009           84,111
     33,646   NEW JERSEY STATE TURNPIKE AUTHORITY+/-ss                            0.40       01/01/2018           33,646
     25,235   NIEUW AMSTERDAM RECEIVABLES CORPORATION(p)++                        0.25       11/10/2009           25,233
    106,995   NORTH DAKOTA HOUSING FINANCE AGENCY+/-ss                            0.29       01/01/2034          106,995
    258,757   REGENCY MARKETS #1 LLC(p)++                                         0.20       11/10/2009          258,742
    193,466   RHEINGOLD SECURITIZATION LIMITED(p)++                               0.30       11/10/2009          193,450
    235,524   SAN ANTONIO TX EDUCATION FACILITIES CORPORATION+/-ss                0.16       12/01/2028          235,524
     58,881   SANTANDER US DEBT SA UNIPERSONAL++                                  0.37       11/20/2009           58,885
     40,376   SCALDIS CAPITAL LIMITED(p)++                                        0.26       11/13/2009           40,372
    353,286   SCALDIS CAPITAL LIMITED(p)++                                        0.26       11/19/2009          353,238
    538,341   SOCIETE GENERALE BANNON LLC                                         0.19       11/02/2009          538,341
    538,341   STARBIRD FUNDING CORPORATION(p)++                                   0.20       11/03/2009          538,332
    252,347   SURREY FUNDING CORPORATION(p)++                                     0.20       11/23/2009          252,315
    210,289   TASMAN FUNDING INCORPORATED(p)++                                    0.25       11/04/2009          210,283
    168,231   TASMAN FUNDING INCORPORATED(p)++                                    0.26       11/04/2009          168,227
    344,067   TULIP FUNDING CORPORATION(p)++                                      0.18       11/10/2009          344,050
    151,408   TULSA COUNTY OK INDUSTRIAL AUTHORITY REVENUE+/-ss                   0.24       07/01/2032          151,408
     67,293   UNICREDIT DELAWARE INCORPORATED++                                   0.25       11/09/2009           67,288
    336,463   UNICREDITO ITALIANO (NEW YORK)                                      0.23       11/27/2009          336,465
     50,469   VERMONT STATE STUDENT ASSISTANCE CORPORATION+/-ss                   0.27       12/15/2040           50,469
  1,390,340   VFNC CORPORATION+++/-(a)(i)                                         0.24       09/30/2010          625,653
                                                                                                              15,443,442
                                                                                                           -------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $19,196,772)                                                    19,144,534
                                                                                                           -------------


   SHARES                                                                         YIELD
-----------                                                                     --------
SHORT-TERM INVESTMENTS: 2.89%
  7,252,270   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++(s)                     0.15%                        7,252,270
                                                                                                           -------------
TOTAL SHORT-TERM INVESTMENTS (COST $7,252,270)                                                                 7,252,270
                                                                                                           -------------
TOTAL INVESTMENTS IN SECURITIES
(COST $304,845,787)*                                                   106.10%                             $ 266,558,475
OTHER ASSETS AND LIABILITIES, NET                                       (6.10)                               (15,332,303)
                                                                       ------                              -------------
TOTAL NET ASSETS                                                       100.00%                             $ 251,226,172
                                                                       ------                              -------------

             Wells Fargo Advantage Small and Mid Cap Stock Funds 73


Portfolio of Investments--October 31, 2009

SMALL CAP DISCIPLINED FUND

----------
+    Non-income earning securities.

<<   All or a portion of this security is on loan.

(s)  Rate shown is the 1-day annualized yield at period end.

(p)  Asset-backed commercial paper.

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

+/-  Variable rate investments.

ss These securities are subject to a demand feature which reduces the effective maturity.

#### This security is currently in default with regards to scheduled interest and/or principal payments.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

(i)  Illiquid security.

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The Wells Fargo Advantage Money Market Fund does not pay an investment advisory fee.

+++  Short-term security of an affiliate of the Fund with a cost of $7,252,270.

* Cost for federal income tax purposes is $306,028,151 and net unrealized appreciation (depreciation) consists of:

Gross Unrealized Appreciation   $ 15,703,436
Gross Unrealized Depreciation    (55,173,112)
                                ------------
Net unrealized depreciation     $(39,469,676)

The accompanying notes are an integral part of these financial statements.

             74 Wells Fargo Advantage Small and Mid Cap Stock Funds


Portfolio of Investments--October 31, 2009

SMALL/MID CAP VALUE FUND

   SHARES     SECURITY NAME                                                                                    VALUE
-----------   ---------------------------------------------------------------                              -------------
COMMON STOCKS: 98.07%
AMUSEMENT & RECREATION SERVICES: 0.79%
    542,460   CENTURY CASINOS INCORPORATED+                                                                $   1,556,860
                                                                                                           -------------
APPAREL & ACCESSORY STORES: 0.40%
    371,140   DELIA*S INCORPORATED+                                                                              786,817
                                                                                                           -------------
BASIC MATERIALS: 0.69%
     35,830   INTERNATIONAL FLAVORS & FRAGRANCES INCORPORATED                                                  1,364,765
                                                                                                           -------------
BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS: 1.54%
     78,940   CAVCO INDUSTRIES INCORPORATED+                                                                   2,399,776
    279,292   PALM HARBOR HOMES INCORPORATED+                                                                    617,235
                                                                                                               3,017,011
                                                                                                           -------------
BUSINESS SERVICES: 9.42%
    655,230   3COM CORPORATION+                                                                                3,367,882
     47,685   ABM INDUSTRIES INCORPORATED                                                                        895,524
    120,440   CLARUS CORPORATION+                                                                                529,936
     19,755   COMPUTER PROGRAMS & SYSTEMS INCORPORATED                                                           834,451
     50,515   HEALTHCARE SERVICES GROUP                                                                          997,671
     30,315   HENRY JACK & ASSOCIATES INCORPORATED                                                               699,367
    796,735   HILL INTERNATIONAL INCORPORATED+                                                                 5,354,059
     65,080   IMS HEALTH INCORPORATED                                                                          1,066,661
    150,770   INTERPUBLIC GROUP OF COMPANIES INCORPORATED                                                        907,635
    471,077   TIER TECHNOLOGIES INCORPORATED CLASS B+                                                          3,853,410
                                                                                                              18,506,596
                                                                                                           -------------
CHEMICALS & ALLIED PRODUCTS: 0.54%
    326,217   ORASURE TECHNOLOGIES INCORPORATED+                                                               1,063,467
                                                                                                           -------------
COMMERCIAL SERVICES: 2.80%
    202,747   GEO GROUP INCORPORATED+                                                                          4,288,099
     52,545   SAIC INCORPORATED+                                                                                 930,572
     10,500   VERISK ANALYTICS INCORPORATED CLASS A+                                                             288,015
                                                                                                               5,506,686
                                                                                                           -------------
COMMUNICATIONS: 3.94%
    442,595   CHINA GRENTECH CORPORATION LIMITED ADR+                                                          1,774,806
    266,490   CINCINNATI BELL INCORPORATED                                                                       820,789
    458,130   CITADEL BROADCASTING CORPORATION+                                                                   51,769
    692,786   ENTRAVISION COMMUNICATIONS CORPORATION CLASS A+                                                  1,454,851
  1,361,550   SANDVINE CORPORATION+                                                                            1,670,758
     31,185   SCRIPPS NETWORKS INTERACTIVE INCORPORATED                                                        1,177,546
     82,475   WINDSTREAM CORPORATION                                                                             795,059
                                                                                                               7,745,578
                                                                                                           -------------
CONSTRUCTION SPECIAL TRADE CONTRACTORS: 0.11%
     90,900   U.S. HOME SYSTEMS INCORPORATED+                                                                    214,524
                                                                                                           -------------
DEPOSITORY INSTITUTIONS: 2.93%
     93,350   1ST UNITED BANCORP INCORPORATED+                                                                   526,494
     82,400   BANCORP INCORPORATED+                                                                              420,240
    222,210   COMMUNITY BANKERS TRUST CORP                                                                       699,962
     11,635   EAGLE BANCORP INCORPORATED                                                                         108,787
     39,300   FIRST NIAGARA FINANCIAL GROUP INCORPORATED                                                         504,612

             Wells Fargo Advantage Small and Mid Cap Stock Funds 75


Portfolio of Investments--October 31, 2009

SMALL/MID CAP VALUE FUND

   SHARES     SECURITY NAME                                                                                    VALUE
-----------   ---------------------------------------------------------------                              -------------
DEPOSITORY INSTITUTIONS (continued)
    206,855   FIRST SECURITY GROUP INCORPORATED                                                            $     558,509
     16,460   IBERIABANK CORPORATION                                                                             712,883
        310   M&T BANK CORPORATION                                                                                19,484
    122,990   PACIFIC PREMIER BANCORP INCORPORATED+                                                              457,523
     19,250   SUNTRUST BANKS INCORPORATED                                                                        367,868
     15,295   UNIVEST CORPORATION OF PENNSYLVANIA                                                                294,123
     59,280   WESTERN UNION COMPANY                                                                            1,077,118
                                                                                                               5,747,603
                                                                                                           -------------
ELECTRIC, GAS & SANITARY SERVICES: 0.40%
     80,315   EL PASO CORPORATION                                                                                787,890
                                                                                                           -------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
   EQUIPMENT: 6.20%
    200,820   BIGBAND NETWORKS INCORPORATED+                                                                     743,034
    365,470   EMCORE CORPORATION+                                                                                372,779
    475,154   EVANS & SUTHERLAND COMPUTER CORPORATION+                                                           109,285
    207,615   GLOBECOMM SYSTEMS INCORPORATED+                                                                  1,403,477
     84,729   INTEGRATED ELECTRICAL SERVICES INCORPORATED+                                                       557,517
    466,270   MICRON TECHNOLOGY INCORPORATED                                                                   3,165,973
  2,067,790   MRV COMMUNICATIONS INCORPORATED+                                                                 1,530,165
     77,160   OSI SYSTEMS INCORPORATED+                                                                        1,514,651
    672,015   POWER-ONE INCORPORATED+                                                                          1,848,041
    166,288   RICHARDSON ELECTRONICS LIMITED                                                                     939,527
                                                                                                              12,184,449
                                                                                                           -------------
ENGINEERING: 0.40%
     42,585   ABB LIMITED ADR                                                                                    789,100
                                                                                                           -------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 0.72%
    242,527   SYMYX TECHNOLOGIES INCORPORATED+                                                                 1,423,633
                                                                                                           -------------
ENTERTAINMENT PRODUCTION: 0.64%
     25,660   DISCOVERY COMMUNICATIONS INCORPORATED CLASS A+                                                     616,353
     22,955   DISCOVERY COMMUNICATIONS INCORPORATED CLASS C+                                                     631,263
                                                                                                               1,247,616
                                                                                                           -------------
FINANCIAL SERVICES: 0.27%
     66,760   WESTERN LIBERTY BANCORP+                                                                           537,418
                                                                                                           -------------
HEALTH SERVICES: 1.27%
    124,175   CROSS COUNTRY HEALTHCARE INCORPORATED+                                                           1,025,686
     99,487   ENSIGN GROUP INCORPORATED                                                                        1,470,418
                                                                                                               2,496,104
                                                                                                           -------------
HOLDING & OTHER INVESTMENT OFFICES: 10.02%
    233,208   ANNALY CAPITAL MANAGEMENT INCORPORATED                                                           3,943,547
    375,050   ANWORTH MORTGAGE ASSET CORPORATION                                                               2,674,107
    246,140   CAPSTEAD MORTGAGE CORPORATION                                                                    3,239,202
    111,396   HILLTOP HOLDINGS INCORPORATED                                                                    1,318,929
    126,800   MFA MORTGAGE INVESTMENTS INCORPORATED                                                              940,856
    732,300   ORIGEN FINANCIAL INCORPORATED                                                                    1,032,543
    292,170   PRIMORIS SERVICES CORPORATION+                                                                   2,141,606
     49,065   REDWOOD TRUST INCORPORATED                                                                         683,966

             76 Wells Fargo Advantage Small and Mid Cap Stock Funds


                                      Portfolio of Investments--October 31, 2009

SMALL/MID CAP VALUE FUND

   SHARES     SECURITY NAME                                                                                    VALUE
-----------   ---------------------------------------------------------------                              -------------
HOLDING & OTHER INVESTMENT OFFICES (continued)
     26,475   SILVER STANDARD RESOURCES INCORPORATED+                                                      $     491,906
    100,000   SUN COMMUNITIES INCORPORATED                                                                     1,744,000
    195,780   UMH PROPERTIES INCORPORATED                                                                      1,476,181
                                                                                                              19,686,843
                                                                                                           -------------
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES: 0.48%
    352,185   EMPIRE RESORTS INCORPORATED+                                                                       950,900
                                                                                                           -------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 4.02%
     45,150   ACTUANT CORPORATION CLASS A                                                                        704,792
    187,355   BROCADE COMMUNICATIONS SYSTEMS INCORPORATED+                                                     1,607,506
    199,250   CRAY INCORPORATED+                                                                               1,486,405
    216,460   INTERMEC INCORPORATED+                                                                           2,666,787
     26,995   KAYDON CORPORATION                                                                                 944,555
     17,480   SMITH INTERNATIONAL INCORPORATED                                                                   484,720
                                                                                                               7,894,765
                                                                                                           -------------
INSURANCE CARRIERS: 1.38%
    484,390   FIRST ACCEPTANCE CORPORATION                                                                     1,065,658
     44,880   MERCURY GENERAL CORPORATION                                                                      1,636,325
                                                                                                               2,701,983
                                                                                                           -------------
INVESTMENTS & MISCELLANEOUS FINANCIAL SERVICES: 0.70%
     12,770   ARTIO GLOBAL INVESTORS INCORPORATED+                                                               300,223
  2,766,330   SANDSTORM RESOURCES LIMITED+                                                                     1,073,757
                                                                                                               1,373,980
                                                                                                           -------------
LEATHER & LEATHER PRODUCTS: 0.21%
    464,180   BAKERS FOOTWEAR GROUP INCORPORATED+**                                                              403,837
                                                                                                           -------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
   OPTICAL GOODS: 3.49%
    629,463   ALLIED HEALTHCARE PRODUCTS INCORPORATED+**                                                       3,443,163
     15,510   HAEMONETICS CORPORATION+                                                                           798,765
    902,809   LTX-CREDENCE CORPORATION+                                                                        1,209,764
     46,555   WRIGHT MEDICAL GROUP INCORPORATED+                                                                 756,519
     33,520   ZOLL MEDICAL CORPORATION+                                                                          650,958
                                                                                                               6,859,169
                                                                                                           -------------
MEDICAL PRODUCTS: 0.35%
     14,975   STRYKER CORPORATION                                                                                688,850
                                                                                                           -------------
METAL MINING: 11.36%
     40,950   AGNICO-EAGLE MINES LIMITED                                                                       2,192,054
     15,030   FREEPORT-MCMORAN COPPER & GOLD INCORPORATED CLASS B                                              1,102,601
     52,295   GOLDCORP INCORPORATED                                                                            1,922,887
    997,380   MINERA ANDES INCORPORATED                                                                          588,454
     66,215   NEWMONT MINING CORPORATION                                                                       2,877,704
    801,900   PETAQUILLA MINERALS LIMITED+                                                                       200,635
    140,387   RANDGOLD RESOURCES LIMITED ADR                                                                   9,365,217
     45,505   ROYAL GOLD INCORPORATED                                                                          2,009,956
    434,680   SAN GOLD CORPORATION+                                                                            1,074,094
    171,240   VISTA GOLD CORPORATION+                                                                            433,237
     51,600   YAMANA GOLD INCORPORATED                                                                           549,540
                                                                                                              22,316,379
                                                                                                           -------------

             Wells Fargo Advantage Small and Mid Cap Stock Funds 77


Portfolio of Investments--October 31, 2009

SMALL/MID CAP VALUE FUND

   SHARES     SECURITY NAME                                                                                    VALUE
-----------   ---------------------------------------------------------------                              -------------
MISCELLANEOUS MANUFACTURING INDUSTRIES: 1.09%
    352,995   ACCO BRANDS CORPORATION+                                                                     $   2,139,150
                                                                                                           -------------
MOTOR FREIGHT TRANSPORTATION & WAREHOUSING: 0.14%
     76,515   YRC WORLDWIDE INCORPORATED                                                                         279,280
                                                                                                           -------------
OIL & GAS EXTRACTION: 16.24%
     69,925   CANADIAN NATURAL RESOURCES LIMITED                                                               4,522,050
    625,295   ENERGY XXI BERMUDA LIMITED                                                                       1,169,302
    444,505   GLOBAL INDUSTRIES LIMITED+                                                                       3,240,441
    161,155   HELIX ENERGY SOLUTIONS GROUP INCORPORATED+                                                       2,212,658
     30,830   HELMERICH & PAYNE INCORPORATED                                                                   1,172,157
     90,430   HERCULES OFFSHORE INCORPORATED+                                                                    463,906
    233,875   KEY ENERGY SERVICES INCORPORATED+                                                                1,709,626
    371,930   MCMORAN EXPLORATION COMPANY+                                                                     2,860,142
     31,115   NEWFIELD EXPLORATION COMPANY+                                                                    1,276,337
    579,155   NEWPARK RESOURCES INCORPORATED+                                                                  1,743,257
     62,795   PENN WEST ENERGY TRUST                                                                           1,032,978
     82,995   PETROQUEST ENERGY INCORPORATED+                                                                    508,759
     32,360   PIONEER NATURAL RESOURCES COMPANY                                                                1,330,320
     30,900   PRIDE INTERNATIONAL INCORPORATED+                                                                  913,404
     48,872   RANGE RESOURCES CORPORATION                                                                      2,446,044
     91,890   SANDRIDGE ENERGY INCORPORATED+                                                                     940,035
      2,132   SEAHAWK DRILLING INCORPORATED+                                                                      57,564
    316,895   TRILOGY ENERGY TRUST                                                                             2,413,211
    144,280   WILLBROS GROUP INCORPORATED+                                                                     1,895,839
                                                                                                              31,908,030
                                                                                                           -------------
OIL FIELD SERVICES: 0.36%
    114,530   TRICO MARINE SERVICES INCORPORATED+                                                                698,633
                                                                                                           -------------
PETROLEUM REFINING & RELATED INDUSTRIES: 6.08%
    204,925   INTEROIL CORPORATION+                                                                            9,340,482
     44,160   MARATHON OIL CORPORATION                                                                         1,411,795
     38,005   WD-40 COMPANY                                                                                    1,196,777
                                                                                                              11,949,054
                                                                                                           -------------
PRIMARY METAL INDUSTRIES: 0.28%
     44,770   ALCOA INCORPORATED                                                                                 556,043
                                                                                                           -------------
REAL ESTATE: 4.42%
  1,867,136   CHIMERA INVESTMENT CORPORATION                                                                   6,516,305
     77,160   HATTERAS FINANCIAL CORPORATION                                                                   2,168,196
                                                                                                               8,684,501
                                                                                                           -------------
RETAIL-DRUG STORES: 0.10%
     11,640   VITAMIN SHOPPE INCORPORATED+                                                                       204,515
                                                                                                           -------------
RUBBER & MISCELLANEOUS PLASTICS PRODUCTS: 0.61%
    692,101   INTERTAPE POLYMER GROUP INCORPORATED                                                             1,204,255
                                                                                                           -------------
STONE, CLAY, GLASS & CONCRETE PRODUCTS: 1.96%
    241,130   GENTEX CORPORATION                                                                               3,860,491
                                                                                                           -------------
THEATERS & ENTERTAINMENT: 0.80%
    124,705   REGAL ENTERTAINMENT GROUP CLASS A                                                                1,572,530
                                                                                                           -------------

             78 Wells Fargo Advantage Small and Mid Cap Stock Funds


                                      Portfolio of Investments--October 31, 2009

SMALL/MID CAP VALUE FUND

  SHARES      SECURITY NAME                                                                                    VALUE
-----------   ---------------------------------------------------------------                              -------------
TRANSPORTATION EQUIPMENT: 0.45%
     67,945   Orbital Sciences Corporation+                                                                $     875,127
                                                                                                           -------------
WHOLESALE TRADE-DURABLE GOODS: 0.47%
    122,235   MERGE HEALTHCARE INCORPORATED                                                                      437,601
    242,084   PATRICK INDUSTRIES INCORPORATED                                                                    484,168
                                                                                                                 921,769
                                                                                                           -------------
TOTAL COMMON STOCKS (COST $200,344,143)                                                                      192,706,201
                                                                                                           -------------
INVESTMENT COMPANIES: 0.62%
     60,000   KBW REGIONAL BANKING ETF+                                                                        1,219,800
                                                                                                           -------------
TOTAL INVESTMENT COMPANIES (COST $1,364,397)                                                                   1,219,800
                                                                                                           -------------

                                                                                             EXPIRATION
                                                                                                DATE
                                                                                           -------------
WARRANTS: 0.60%
    455,805   PRIMORIS SERVICES CORPORATION                                                  10/02/2010        1,025,561
    858,942   SANDSTORM RESOURCES LIMITED                                                    04/23/2014          158,762
TOTAL WARRANTS (COST $863,482)                                                                                 1,184,323
                                                                                                           -------------

                                                                                  YIELD
                                                                                --------
SHORT-TERM INVESTMENTS: 1.23%
  2,409,926   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++(s)                     0.15%                        2,409,926
                                                                                                           -------------
TOTAL SHORT-TERM INVESTMENTS (COST $2,409,926)                                                                 2,409,926
                                                                                                           -------------
TOTAL INVESTMENTS IN SECURITIES
(COST $204,981,948)*                                                   100.52%                             $ 197,520,250
OTHER ASSETS AND LIABILITIES, NET                                       (0.52)                                (1,013,479)
                                                                       ------                              -------------
TOTAL NET ASSETS                                                       100.00%                             $ 196,506,771
                                                                       ------                              -------------

                                                                                 STRIKE
 CONTRACTS                                                                        PRICE
-----------                                                                     --------
WRITTEN OPTIONS: (0.10%)
       (100)  ABB LIMITED-SPON ADR CALL                                          $17.50      12/19/2009          (16,000)
       (300)  CANADIAN NATURAL RESOURCES CALL                                    $65.00      12/19/2009         (126,600)
        (50)  FREEPORT-MCMORAN COPPER CALL                                       $65.00      11/21/2009          (47,000)
        (50)  FREEPORT-MCMORAN COPPER CALL                                       $75.00      11/21/2009          (14,900)
TOTAL WRITTEN OPTIONS (PREMIUMS RECEIVED $(170,146))                                                            (204,500)
                                                                                                           -------------

----------
+    Non-income earning securities.

** Represents an affiliate of the Fund under section 2(a)(2) and 2(a)(3) of the Investment Company Act of 1940, as Fund holds 5% or more of the issuer's outstanding voting shares.

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The Wells Fargo Advantage Money Market Fund does not pay an investment advisory fee.

+++  Short-term security of an affiliate of the Fund with a cost of $2,409,926.

(s)  Rate shown is the 1-day annualized yield at period end.

* Cost for federal income tax purposes is $210,303,827 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation   $ 33,506,171
Gross unrealized depreciation    (46,289,748)
                                ------------
Net unrealized depreciation     $(12,783,577)

The accompanying notes are an integral part of these financial statements.

                     THIS PAGE IS INTENTIONALLY LEFT BLANK.

             80 Wells Fargo Advantage Small and Mid Cap Stock Funds


                          Statements of Assets and Liabilities--October 31, 2009

                                                                                   Discovery       Enterprise
                                                                                      Fund            Fund
                                                                                 -------------   -------------
Assets
   Investments
      In securities, at value (including securities on loan) .................   $ 343,221,617   $ 232,564,045
      Collateral received for securities loaned ..............................      44,145,377      15,257,342
      In affiliates ..........................................................       8,283,233       9,214,234
                                                                                 -------------   -------------
   Total investments at value (see cost below) ...............................     395,650,227     257,035,621
                                                                                 -------------   -------------
   Cash ......................................................................               0               0
   Receivable for Fund shares issued .........................................       6,773,406          88,712
   Foreign currency, at value ................................................               0               0
   Receivable for investments sold ...........................................      12,910,616       7,501,953
   Receivable for dividends ..................................................           6,160          29,958
   Receivable for securities lending income ..................................          11,463           1,927
                                                                                 -------------   -------------
Total assets .................................................................     415,351,872     264,658,171
                                                                                 -------------   -------------
LIABILITIES
   Option written, at value ..................................................               0               0
   Payable to custodian for overdrafts .......................................               0               0
   Payable for Fund shares redeemed ..........................................         517,383          30,853
   Payable for investments purchased .........................................      11,507,450       1,008,217
   Payable upon receipt of securities loaned .................................      43,982,854      15,097,547
   Payable to investment advisor and affiliates ..............................         380,570         217,755
   Accrued expenses and other liabilities ....................................           9,700          20,481
                                                                                 -------------   -------------
Total liabilities ............................................................      56,397,957      16,374,853
                                                                                 -------------   -------------
TOTAL NET ASSETS .............................................................   $ 358,953,915   $ 248,283,318
                                                                                 =============   =============
NET ASSETS CONSIST OF
   Paid-in capital ...........................................................   $ 430,441,593   $ 388,136,895
   Undistributed/overdistributed net investment income gain (loss) ...........               0               0
   Accumulated realized loss on investments ..................................    (109,539,064)   (153,810,561)
   Net unrealized appreciation (depreciation) of investments, foreign currencies and translation of assets and liabilities denominated in
      foreign currencies .....................................................      38,161,454      14,065,205
   Net unrealized depreciation of collateral received for securities loaned ..        (110,068)       (108,221)
   Net unrealized depreciation of options ....................................               0               0
                                                                                 -------------   -------------
TOTAL NET ASSETS .............................................................   $ 358,953,915   $ 248,283,318
                                                                                 =============   =============
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE (1)
   Net assets - Class A ......................................................   $   3,750,437   $     823,568
   Shares outstanding - Class A ..............................................         238,987          33,972
   Net asset value per share - Class A .......................................   $       15.69   $       24.24
   Maximum offering price per share - Class A(2) .............................   $       16.65   $       25.72
   Net assets - Class B ......................................................              NA              NA
   Shares outstanding - Class B ..............................................              NA              NA
   Net asset value and offering price per share - Class B ....................              NA              NA
   Net assets - Class C ......................................................   $   2,334,032   $     267,989
   Shares outstanding - Class C ..............................................         151,498          11,285
   Net asset value and offering price per share - Class C ....................   $       15.41   $       23.75
   Net assets - Administrator Class ..........................................   $ 103,576,406   $  16,000,111
   Shares outstanding - Administrator Class ..................................       6,529,888         643,600
   Net asset value and offering price per share - Administrator Class ........   $       15.86   $       24.86
   Net assets - Institutional Class ..........................................   $  68,394,700   $ 113,466,957
   Shares outstanding - Institutional Class ..................................       4,278,616       4,518,364
   Net asset value and offering price per share - Institutional Class ........   $       15.99   $       25.11
   Net assets - Investor Class ...............................................   $ 180,898,340   $ 117,724,693
   Shares outstanding - Investor Class .......................................      11,557,953       4,907,481
   Net asset value and offering price per share - Investor Class .............   $       15.65   $       23.99
                                                                                 -------------   -------------
Investments at cost ..........................................................   $ 357,598,841   $ 243,078,637
                                                                                 -------------   -------------
Foreign currencies at cost ...................................................   $           0   $           0
                                                                                 -------------   -------------
Securities on loan, at value .................................................   $  38,799,914   $  13,043,316
                                                                                 -------------   -------------
Premiums received on written options .........................................   $           0   $           0

----------
(1.) Each Fund has an unlimited number of authorized shares.

(2.) Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

             Wells Fargo Advantage Small and Mid Cap Stock Funds 81


Statements of Assets and Liabilities--October 31, 2009

   Mid Cap                         Small Cap      Small/Mid
 Disciplined      Opportunity     Disciplined     Cap Value
     Fund            Fund            Fund           Fund
-------------   --------------   ------------   ------------


$ 575,556,918   $1,129,031,822   $240,161,671   $191,263,324
   61,209,644      164,835,489     19,144,534              0
   19,973,680       57,559,306      7,252,270      6,256,926
-------------   --------------   ------------   ------------
  656,740,242    1,351,426,617    266,558,475    197,520,250
-------------   --------------   ------------   ------------
            0                0          3,160              0
      405,736        1,054,401        606,764        275,513
            0          118,143              0         37,745
    6,657,619        8,667,550      4,978,478      1,471,137
      488,477        1,177,274        146,495        148,983
       15,759           25,296          1,442              0
-------------   --------------   ------------   ------------
  664,307,833    1,362,469,281    272,294,814    199,453,628
-------------   --------------   ------------   ------------

            0                0              0        204,500
            0                0              0        225,797
      801,121        3,661,860        410,469        260,518
    5,002,474       16,643,230      1,234,247      2,008,387
   61,063,716      164,408,574     19,067,402              0
      686,899        1,452,968        278,800        245,012
       83,114          103,163         77,724          2,643
-------------   --------------   ------------   ------------
   67,637,324      186,269,795     21,068,642      2,946,857
-------------   --------------   ------------   ------------
$ 596,670,509   $1,176,199,486   $251,226,172   $196,506,771
=============   ==============   ============   ============

$ 778,347,208   $1,240,195,008   $386,264,057   $236,224,994
    4,763,307        2,562,306              0      1,302,796
 (169,611,514)    (220,046,178)   (96,750,571)   (33,524,181)
  (16,729,663)     153,777,477    (38,235,076)    (7,462,484)
      (98,829)        (289,127)       (52,238)             0
            0                0              0        (34,354)
-------------   --------------   ------------   ------------
$ 596,670,509   $1,176,199,486   $251,226,172   $196,506,771
=============   ==============   ============   ============

$   7,738,168   $   21,108,008   $    290,103   $ 27,370,055
      484,228          732,757         25,176      2,322,493
$       15.98   $        28.81   $      11.52   $      11.78
$       16.96   $        30.56   $      12.23   $      12.50
           NA               NA             NA             NA
           NA               NA             NA             NA
           NA               NA             NA             NA
$     706,847   $      150,351   $    131,703   $  9,051,652
       44,594            5,163         11,643        778,823
$       15.85   $        29.12   $      11.31   $      11.62
$  95,004,913   $  124,174,926   $  5,730,407   $ 55,462,999
    5,887,766        4,145,458        494,879      4,625,299
$       16.14   $        29.95   $      11.58   $      11.99
$ 131,036,441               NA   $ 65,013,884   $  9,894,534
    8,093,750               NA      5,590,196        821,532
$       16.19               NA   $      11.63   $      12.04
$ 362,184,140   $1,030,766,201   $180,060,075   $ 94,727,531
   22,451,421       35,011,821     15,748,278      8,018,183
$       16.13   $        29.44   $      11.43   $      11.81
-------------   --------------   ------------   ------------
$ 673,568,734   $1,197,938,546   $304,845,787   $204,981,948
-------------   --------------   ------------   ------------
$           0   $      117,866   $          0   $     38,279
-------------   --------------   ------------   ------------
$  59,171,558   $  162,094,341   $ 17,649,890   $          0
-------------   --------------   ------------   ------------
$           0   $            0   $          0   $    170,146

             82 Wells Fargo Advantage Small and Mid Cap Stock Funds


                   Statements of Operations--For the Year Ended October 31, 2009

                                                                                   Discovery     Enterprise
                                                                                     Fund           Fund
                                                                                 ------------   ------------
INVESTMENT INCOME
   Dividends(1) ..............................................................   $  1,501,152   $  1,409,739
   Income from affiliated securities .........................................        114,844         60,005
   Securities lending income .................................................        213,502        113,449
                                                                                 ------------   ------------
Total investment income ......................................................      1,829,498      1,583,193
                                                                                 ------------   ------------
EXPENSES
   Advisory fees .............................................................      2,192,465      1,679,999
   Administration fees
      Fund Level .............................................................        146,164        112,000
      Class A ................................................................         14,794          2,156
      Class C ................................................................          4,062            525
      Administrator Class ....................................................         85,886         13,972
      Institutional Class ....................................................         29,015         83,381
      Investor Class .........................................................        630,685        404,510
   Custody fees ..............................................................         57,892         44,398
   Shareholder servicing fees
      Class A ................................................................         13,209          1,925
      Class C ................................................................          3,627            469
      Administrator Class ....................................................        214,716         34,931
      Investor Class .........................................................        408,598        262,110
   Accounting fees ...........................................................         55,335         42,728
   Distribution fees
      Class C ................................................................         10,881          1,406
   Professional fees .........................................................         33,680         34,595
   Registration fees .........................................................         62,069         60,245
   Shareholder reports .......................................................         58,463         37,231
   Trustees' fees ............................................................         10,578         10,578
   Other fees and expenses ...................................................         11,366         10,118
                                                                                 ------------   ------------
Total expenses ...............................................................      4,043,485      2,837,277
                                                                                 ------------   ------------
LESS
   Waived fees ...............................................................       (349,378)      (191,576)
   Expense reductions ........................................................         (6,111)             0
   Net expenses ..............................................................      3,687,996      2,645,701
                                                                                 ------------   ------------
Net investment income (loss) .................................................     (1,858,498)    (1,062,508)
                                                                                 ------------   ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
NET REALIZED GAIN (LOSS) FROM
   Securities, foreign currencies and foreign currency translation ...........    (83,297,377)   (79,342,077)
   Collateral received for securities loaned .................................     (1,726,769)    (1,295,273)
   Futures transactions ......................................................              0              0
   Options ...................................................................              0              0
                                                                                 ------------   ------------
Net realized loss from investments ...........................................    (85,024,146)   (80,637,350)
                                                                                 ------------   ------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF
   Securities, foreign currencies and foreign currency translation ...........    114,458,685    108,294,442
   Collateral received for securities loaned .................................      1,051,195        743,834
   Options ...................................................................              0              0
                                                                                 ------------   ------------
Net change in unrealized appreciation (depreciation) of investments ..........    115,509,880    109,038,276
                                                                                 ------------   ------------
Net realized and unrealized gain on investments ..............................     30,485,734     28,400,926
                                                                                 ------------   ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .........................   $ 28,627,236   $ 27,338,418
                                                                                 ============   ============
1. Net of foreign withholding taxes of .......................................   $          0   $     10,571

The accompanying notes are an integral part of these financial statements.

             Wells Fargo Advantage Small and Mid Cap Stock Funds 83


Statements of Operations--For the Year Ended October 31, 2009

   Mid Cap                        Small Cap      Small/Mid
 Disciplined     Opportunity     Disciplined     Cap Value
     Fund           Fund            Fund           Fund
-------------   -------------   ------------   ------------


$  12,659,919   $  14,982,382   $  3,168,415   $  3,695,563
      110,893         456,508         68,879         33,660
      263,599         178,632        132,878              0
-------------   -------------   ------------   ------------
   13,034,411      15,617,522      3,370,172      3,729,223
-------------   -------------   ------------   ------------

    4,168,211       7,221,140      2,087,280      1,260,447
      280,037         500,190        122,781         74,144
       14,407          52,904            516         48,379
        1,014              90            235         17,048
       86,731         105,886          5,366         41,388
       95,027              NA         47,852          6,152
    1,348,392       3,376,634        695,962        292,411
      111,054         198,188         48,709         29,340
       12,863          46,225            461         42,927
        1,036              80            210         12,001
      216,829         264,715         13,415        103,471
      871,505       2,188,522        449,042        188,689
       57,786          73,465         44,787         49,724
        2,715             241            631         45,664
       24,867          64,078         12,533         25,613
       20,691          51,254         65,740         59,384
       34,814          77,096        126,420         22,726
       10,578          10,578         10,578         10,578
       17,071          26,797         10,444          7,637
-------------   -------------   ------------   ------------
    7,375,628      14,258,083      3,742,962      2,337,723
-------------   -------------   ------------   ------------

     (763,822)     (1,092,115)      (388,467)      (282,354)
            0               0              0              0
    6,611,806      13,165,968      3,354,495      2,055,369
-------------   -------------   ------------   ------------
    6,422,605       2,451,554         15,677      1,673,854
-------------   -------------   ------------   ------------
 (127,934,369)   (183,307,349)   (80,560,088)   (27,536,478)


   (2,144,688)     (4,411,732)      (709,690)             0
      (55,790)              0              0              0
            0               0              0       (649,000)
-------------   -------------   ------------   ------------
 (130,134,847)   (187,719,081)   (81,269,778)   (28,185,478)
-------------   -------------   ------------   ------------

  211,619,140     406,764,904     87,419,299     72,696,004
    1,349,571       3,121,025        477,553              0
            0               0              0       (128,152)
-------------   -------------   ------------   ------------
  212,968,711     409,885,929     87,896,852     72,567,852
-------------   -------------   ------------   ------------
   82,833,864     222,166,848      6,627,074     44,382,374
-------------   -------------   ------------   ------------
$  89,256,469   $ 224,618,402   $  6,642,751   $ 46,056,228
=============   =============   ============   ============
$       3,150   $      37,883   $          0   $     51,883

             84 Wells Fargo Advantage Small and Mid Cap Stock Funds


                                             Statements of Changes in Net Assets

                                                                                              DISCOVERY FUND
                                                                                   -----------------------------------
                                                                                        For the            For the
                                                                                      Year Ended         Year Ended
                                                                                   October 31, 2009   October 31, 2008
                                                                                   ----------------   ----------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning net assets ........................................................    $ 290,347,223      $ 439,275,699
OPERATIONS
   Net investment income (loss) ................................................       (1,858,498)        (2,966,664)
   Net realized gain (loss) on investments .....................................      (85,024,146)       (23,364,915)
   Net change in unrealized appreciation (depreciation) of investments .........      115,509,880       (157,123,349)
                                                                                    -------------      -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ................       28,627,236       (183,454,928)
                                                                                    -------------      -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investments income
      Class A ..................................................................                0                  0
      Class C ..................................................................                0                  0
      Administrator Class ......................................................                0                  0
      Institutional Class ......................................................                0                  0
      Investor Class ...........................................................                0                  0
   Net realized gain on sales of investments
      Class A ..................................................................                0            (44,994)
      Class C ..................................................................                0           (131,195)
      Administrator Class ......................................................                0        (18,185,186)
      Institutional Class ......................................................                0         (1,621,291)
      Investor Class ...........................................................                0        (44,174,693)
                                                                                    -------------      -------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS ............................................                0        (64,157,359)
                                                                                    -------------      -------------
CAPITAL SHARES TRANSACTIONS
   Proceeds from shares sold - Class A .........................................        5,264,835          5,181,053
   Reinvestment of distributions - Class A .....................................                0             43,836
   Cost of shares redeemed - Class A ...........................................       (5,018,873)          (846,363)
                                                                                    -------------      -------------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
      TRANSACTIONS - CLASS A ...................................................          245,962          4,378,526
                                                                                    -------------      -------------
   Proceeds from shares sold - Class C .........................................        1,145,582          1,922,451
   Reinvestment of distributions - Class C .....................................                0            122,395
   Cost of shares redeemed - Class C ...........................................         (322,194)          (164,199)
                                                                                    -------------      -------------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
      TRANSACTIONS - CLASS C ...................................................          823,388          1,880,647
                                                                                    -------------      -------------
   Proceeds from shares sold - Administrator Class .............................       49,405,982         49,213,350
   Reinvestment of distributions - Administrator Class .........................                0         15,972,678
   Cost of shares redeemed - Administrator Class ...............................      (37,053,956)       (35,823,993)
                                                                                    -------------      -------------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
      TRANSACTIONS - ADMINISTRATOR CLASS .......................................       12,352,026         29,362,035
                                                                                    -------------      -------------
   Proceeds from shares sold - Institutional Class .............................       92,996,650         46,772,243
   Reinvestment of distributions - Institutional Class .........................                0            449,601
   Cost of shares redeemed - Institutional Class ...............................      (55,105,401)       (17,566,826)
                                                                                    -------------      -------------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
      TRANSACTIONS - INSTITUTIONAL CLASS .......................................       37,891,249         29,655,018
                                                                                    -------------      -------------
   Proceeds from shares sold - Investor Class ..................................       34,120,952         96,819,279
   Reinvestment of distributions - Investor Class ..............................                0         42,977,151
   Cost of shares redeemed - Investor Class ....................................      (45,454,121)      (106,388,845)
                                                                                    -------------      -------------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
      TRANSACTIONS - INVESTOR CLASS ............................................      (11,333,169)        33,407,585
                                                                                    -------------      -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - TOTAL ........................................................       39,979,456         98,683,811
                                                                                    -------------      -------------
NET INCREASE (DECREASE) IN NET ASSETS ..........................................       68,606,692       (148,928,476)
                                                                                    =============      =============
ENDING NET ASSETS ..............................................................    $ 358,953,915      $ 290,347,223
                                                                                    =============      =============
ENDING BALANCE OF UNDISTRIBUTED/OVERDISTRIBUTED NET INVESTMENT INCOME (LOSS) ...    $           0      $           0
                                                                                    -------------      -------------

The accompanying notes are an integral part of these financial statements.

             Wells Fargo Advantage Small and Mid Cap Stock Funds 85


Statements of Changes in Net Assets

          ENTERPRISE FUND                   MID CAP DISCIPLINED FUND
-----------------------------------   -----------------------------------
     For the            For the            For the            For the
    Year Ended        Year Ended         Year Ended         Year Ended
October 31, 2009   October 31, 2008   October 31, 2009   October 31, 2008
----------------   ----------------   ----------------   ----------------

  $232,358,533      $ 341,125,059      $ 574,306,723     $ 1,115,763,839

    (1,062,508)        (2,054,919)         6,422,605           6,356,811
   (80,637,350)        (8,342,984)      (130,134,847)        (39,908,052)
   109,038,276       (154,848,569)       212,968,711        (280,166,045)
  ------------      -------------      -------------     ---------------
    27,338,418       (165,246,472)        89,256,469        (313,717,286)
  ------------      -------------      -------------     ---------------


             0                  0            (36,781)             (2,470)
             0                  0               (859)                (96)
             0                  0         (1,003,586)         (1,238,401)
             0                  0         (1,668,754)         (2,171,101)
             0                  0         (3,304,983)         (6,332,760)
             0                  0                  0             (14,994)
             0                  0                  0                (824)
             0                  0                  0          (9,552,244)
             0                  0                  0         (12,983,288)
             0                  0                  0         (63,357,883)
  ------------      -------------      -------------     ---------------

             0                  0         (6,014,963)        (95,654,061)
  ------------      -------------      -------------     ---------------

       146,947            898,299          8,029,596           1,682,210
             0                  0             35,664              16,576
      (253,283)        (1,093,080)        (2,966,516)           (123,429)
  ------------      -------------      -------------     ---------------

      (106,336)          (194,781)         5,098,744           1,575,357
  ------------      -------------      -------------     ---------------
       196,428             30,469            565,484             101,796
             0                  0                772                 920
          (693)                 0            (33,298)            (11,425)
  ------------      -------------      -------------     ---------------

       195,735             30,469            532,958              91,291
  ------------      -------------      -------------     ---------------
    12,606,339         71,075,223         67,888,417         100,120,265
             0                  0            988,815          10,649,451
   (12,892,633)       (50,826,793)       (73,308,730)        (90,992,576)
  ------------      -------------      -------------     ---------------

      (286,294)        20,248,430         (4,431,498)         19,777,140
  ------------      -------------      -------------     ---------------
    40,490,954         81,641,589         47,136,090          45,801,004
             0                  0          1,658,842          15,057,397
   (45,418,370)       (35,910,231)       (49,817,618)        (38,093,149)
  ------------      -------------      -------------     ---------------

    (4,927,416)        45,731,358         (1,022,686)         22,765,252
  ------------      -------------      -------------     ---------------
     6,476,610         23,006,637         89,200,703         161,634,050
             0                  0          3,154,113          67,456,720
   (12,765,932)       (32,342,167)      (153,410,054)       (405,385,579)
  ------------      -------------      -------------     ---------------

    (6,289,322)        (9,335,530)       (61,055,238)       (176,294,809)
  ------------      -------------      -------------     ---------------

   (11,413,633)        56,479,946        (60,877,720)       (132,085,769)
  ------------      -------------      -------------     ---------------
    15,924,785       (108,766,526)        22,363,786        (541,457,116)
  ============      =============      =============     ===============
  $248,283,318      $ 232,358,533      $ 596,670,509     $   574,306,723
  ============      =============      =============     ===============
  $          0      $           0      $   4,763,307     $     4,266,360
  ------------      -------------      -------------     ---------------

             86 Wells Fargo Advantage Small and Mid Cap Stock Funds


                                             Statements of Changes in Net Assets

                                                                                              DISCOVERY FUND
                                                                                   -----------------------------------
                                                                                        For the            For the
                                                                                      Year Ended         Year Ended
                                                                                   October 31, 2009   October 31, 2008
                                                                                   ----------------   ----------------
SHARES ISSUED AND REDEEMED
   Shares sold - Class A .......................................................        380,025             253,878
   Shares issued in reinvestment of distributions - Class A ....................              0               1,972
   Shares redeemed - Class A ...................................................       (357,934)            (46,783)
                                                                                     ----------          ----------
   NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A .....................         22,091             209,067
                                                                                     ----------          ----------
   Shares sold - Class C .......................................................         76,037              92,036
   Shares issued in reinvestment of distributions - Class C ....................              0               5,531
   Shares redeemed - Class C ...................................................        (26,951)             (8,051)
                                                                                     ----------          ----------
   NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS C .....................         49,086              89,516
                                                                                     ----------          ----------
   Shares sold - Administrator Class ...........................................      3,573,423           2,312,939
   Shares issued in reinvestment of distributions - Administrator
      Class ....................................................................              0             713,384
   Shares redeemed - Administrator Class .......................................     (2,665,098)         (1,746,080)
                                                                                     ----------          ----------
   NET INCREASE (DECREASE) IN SHARES OUTSTANDING - ADMINISTRATOR CLASS .........        908,325           1,280,243
                                                                                     ----------          ----------
   Shares sold - Institutional Class ...........................................      6,749,009           2,166,144
   Shares issued in reinvestment of distributions - Institutional Class ........              0              20,009
   Shares redeemed - Institutional Class .......................................     (4,062,551)           (818,603)
                                                                                     ----------          ----------
   NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INSTITUTIONAL CLASS .........      2,686,458           1,367,550
                                                                                     ----------          ----------
   Shares sold - Investor Class ................................................      2,520,954           4,545,144
   Shares issued in reinvestment of distributions - Investor Class .............              0           1,936,780
   Shares redeemed - Investor Class ............................................     (3,379,813)         (5,118,314)
                                                                                     ----------          ----------
   NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INVESTOR CLASS ..............       (858,859)          1,363,610
                                                                                     ----------          ----------
   NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL SHARE
      TRANSACTIONS .............................................................      2,807,101           4,309,986
                                                                                     ==========          ==========

The accompanying notes are an integral part of these financial statements.

             Wells Fargo Advantage Small and Mid Cap Stock Funds 87


Statements of Changes in Net Assets

          ENTERPRISE FUND                   MID CAP DISCIPLINED FUND
-----------------------------------   -----------------------------------
     For the            For the            For the            For the
   Year Ended         Year Ended         Year Ended         Year Ended
October 31, 2009   October 31, 2008   October 31, 2009   October 31, 2008
----------------   ----------------   ----------------   ----------------

        6,913             28,182            597,205             92,788
            0                  0              2,735                843
      (12,006)           (35,736)          (207,255)            (6,576)
   ----------         ----------         ----------         ----------
       (5,093)            (7,554)           392,685            (87,055)
   ----------         ----------         ----------         ----------
       10,347                977             41,128              5,768
            0                  0                 59                 47
          (39)                 0             (2,218)              (628)
   ----------         ----------         ----------         ----------
       10,308                977             38,969              5,187
   ----------         ----------         ----------         ----------
      609,104          2,112,703          4,905,689          5,318,322
            0                  0             75,252            540,263
     (624,551)        (1,540,413)        (5,227,215)        (4,867,125)
   ----------         ----------         ----------         ----------
      (15,447)           572,290           (246,274)           991,460
   ----------         ----------         ----------         ----------
    2,061,671          2,567,595          3,478,782          2,659,295
            0                  0            126,052            760,738
   (2,183,199)        (1,175,414)        (3,537,681)        (2,158,596)
   ----------         ----------         ----------         ----------
     (121,528)         1,392,181             67,153          1,261,437
   ----------         ----------         ----------         ----------
      312,264            701,450          6,633,708          8,563,249
            0                  0            239,492          3,426,908
     (630,421)        (1,048,110)       (11,223,952)       (21,495,096)
   ----------         ----------        -----------        -----------
     (318,157)          (346,660)        (4,350,752)        (9,504,939)
   ----------         ----------        -----------        -----------

     (449,917)         1,611,234         (4,098,219)        (7,159,800)
   ==========         ==========        ===========        ===========

             88 Wells Fargo Advantage Small and Mid Cap Stock Funds


                                             Statements of Changes in Net Assets

                                                                                            OPPORTUNITY FUND
                                                                                  -----------------------------------
                                                                                       For the            For the
                                                                                     Year Ended         Year Ended
                                                                                  October 31, 2009   October 31, 2008
                                                                                  ----------------   ----------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning net assets .......................................................    $1,013,861,257     $1,918,256,367
OPERATIONS
   Net investment income (loss) ...............................................         2,451,554          3,044,280
   Net realized gain (loss) on investments ....................................      (187,719,081)       (48,370,566)
   Net change in unrealized appreciation (depreciation) of investments ........       409,885,929       (628,311,312)
                                                                                   --------------     --------------
Net increase (decrease) in net assets resulting from operations ...............       224,618,402       (673,637,598)
                                                                                   --------------     --------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investment income
      Class A .................................................................                 0           (526,930)
      Class C .................................................................                 0                  0
      Administrator Class .....................................................                 0         (2,299,721)
      Institutional Class .....................................................                NA                 NA
      Investor Class ..........................................................                 0        (19,525,561)
   Net realized gain on sales of investments
      Class A .................................................................                 0         (6,153,766)
      Class C .................................................................                 0                  0
      Administrator Class .....................................................                 0        (21,181,868)
      Institutional Class .....................................................                NA                 NA
      Investor Class ..........................................................                 0       (236,321,738)
   Return of capital
      Class A .................................................................                 0           (163,146)
      Administrator Class .....................................................                 0           (561,566)
      Institutional Class .....................................................                NA                 NA
      Investor Class ..........................................................                 0         (6,265,275)
                                                                                   --------------     --------------
Total distributions to shareholders ...........................................                 0       (292,999,571)
                                                                                   --------------     --------------
CAPITAL SHARES TRANSACTIONS
   Proceeds from shares sold - Class A ........................................         5,438,227          5,635,675
   Reinvestment of distributions - Class A ....................................                 0          6,764,947
   Cost of shares redeemed - Class A ..........................................        (8,948,233)       (15,165,505)
                                                                                   --------------     --------------
   Net increase (decrease) in net assets resulting from capital share
      transactions - Class A ..................................................        (3,510,006)        (2,764,883)
                                                                                   --------------     --------------
   Proceeds from shares sold - Class C ........................................           137,818             10,000
   Reinvestment of distributions - Class C ....................................                 0                  0
   Cost of shares redeemed - Class C ..........................................                 0                  0
                                                                                   --------------     --------------
   Net increase (decrease) in net assets resulting from capital share
      transactions - Class C ..................................................           137,818             10,000
                                                                                   --------------     --------------
   Proceeds from shares sold - Administrator Class ............................        24,751,931         54,660,035
   Reinvestment of distributions - Administrator Class ........................                 0         24,021,999
   Cost of shares redeemed - Administrator Class ..............................       (24,087,819)       (50,017,345)
                                                                                   --------------     --------------
   Net increase (decrease) in net assets resulting from capital share
      transactions - Administrator Class ......................................           664,112         28,664,689
                                                                                   --------------     --------------
   Proceeds from shares sold - Institutional Class ............................                NA                 NA
   Reinvestment of distributions - Institutional Class ........................                NA                 NA
   Cost of shares redeemed - Institutional Class ..............................                NA                 NA
                                                                                   --------------     --------------
   Net increase (decrease) in net assets resulting from capital share
      transactions - Institutional Class ......................................                NA                 NA
                                                                                   --------------     --------------
   Proceeds from shares sold - Investor Class .................................        97,934,187        107,844,263
   Reinvestment of distributions - Investor Class .............................                 0        253,499,248
   Cost of shares redeemed - Investor Class ...................................      (157,506,284)      (325,011,258)
                                                                                   --------------     --------------
   Net increase (decrease) in net assets resulting from capital share
      transactions - Investor Class ...........................................       (59,572,097)        36,332,253
                                                                                   --------------     --------------
   Net increase (decrease) in net assets resulting from capital share
      transactions - Total ....................................................       (62,280,173)        62,242,059
                                                                                   --------------     --------------
NET INCREASE (DECREASE) IN NET ASSETS .........................................       162,338,229       (904,395,110)
                                                                                   ==============     ==============
ENDING NET ASSETS .............................................................    $1,176,199,486     $1,013,861,257
                                                                                   ==============     ==============
ENDING BALANCE OF UNDISTRIBUTED/OVERDISTRIBUTED NET INVESTMENT INCOME (LOSS) ..    $    2,562,306     $            0
                                                                                   --------------     --------------

The accompanying notes are an integral part of these financial statements.

             Wells Fargo Advantage Small and Mid Cap Stock Funds 89


Statements of Changes in Net Assets

     SMALL CAP DISCIPLINED FUND             SMALL/MID CAP VALUE FUND
-----------------------------------   -----------------------------------
     For the            For the            For the            For the
   Year Ended         Year Ended         Year Ended         Year Ended
October 31, 2009   October 31, 2008   October 31, 2009   October 31, 2008
----------------   ----------------   ----------------   ----------------

  $284,188,895      $ 510,940,361      $ 135,051,022      $ 215,002,480
        15,677            916,989          1,673,854          1,038,944
   (81,269,778)       (13,911,044)       (28,185,478)        (2,151,475)
    87,896,852       (140,958,912)        72,567,852       (105,343,523)
  ------------      -------------      -------------      -------------
     6,642,751       (153,952,967)        46,056,228       (106,456,054)
  ------------      -------------      -------------      -------------


             0                  0                  0             (8,835)
             0                  0                  0               (225)
             0           (160,700)                 0           (173,061)
             0         (1,649,395)                 0            (49,369)
             0         (3,654,263)                 0           (191,583)
             0                  0                  0           (127,863)
             0                  0                  0             (5,886)
             0           (762,908)                 0         (3,404,321)
             0         (6,755,635)                 0           (763,872)
             0        (23,773,647)                 0        (14,741,965)
           (77)                 0                  0                  0
             0                  0                  0                  0
      (164,249)                 0                  0                  0

             0                  0                  0                  0
  ------------      -------------      -------------      -------------
      (164,326)       (36,756,548)                 0        (19,466,980)
  ------------      -------------      -------------      -------------
       293,193             49,486         14,919,273         22,120,137
            77                  0                  0            136,698
       (69,360)           (12,397)        (6,045,734)        (1,926,806)
  ------------      -------------      -------------      -------------

       223,910             37,089          8,873,539         20,330,029
  ------------      -------------      -------------      -------------
        87,801             42,931          3,583,893          7,647,630
             0            (10,000)                 0              6,111
             0                  0         (1,271,765)          (418,029)
  ------------      -------------      -------------      -------------

        87,801             32,931          2,312,128          7,235,712
  ------------      -------------      -------------      -------------
     4,254,017          6,907,256         31,249,342         32,726,846
             0            915,636                  0          3,090,608
    (5,093,286)        (9,397,709)       (24,239,488)       (17,681,451)
  ------------      -------------      -------------      -------------

      (839,269)        (1,574,817)         7,009,854         18,136,003
  ------------      -------------      -------------      -------------
    22,675,674         29,545,004          1,807,867         10,018,594
       164,234          8,404,891                  0             86,227
   (24,983,858)       (45,238,742)          (984,098)          (457,607)
  ------------      -------------      -------------      -------------

    (2,143,950)        (7,288,847)           823,769          9,647,214
  ------------      -------------      -------------      -------------
    38,480,036         89,671,456         29,037,185         50,476,316
             0         24,819,873                  0         14,279,273
   (75,249,676)      (141,739,636)       (32,656,954)       (74,132,971)
  ------------      -------------      -------------      -------------

   (36,769,640)       (27,248,307)        (3,619,769)        (9,377,382)
  ------------      -------------      -------------      -------------

   (39,441,148)       (36,041,951)        15,399,521         45,971,576
  ------------      -------------      -------------      -------------
   (32,962,723)      (226,751,466)        61,455,749        (79,951,458)
  ============      =============      =============      =============
  $251,226,172      $ 284,188,895      $ 196,506,771      $ 135,051,022
  ============      =============      =============      =============
  $          0      $           0      $   1,302,796      $          (3)
  ------------      -------------      -------------      -------------

             90 Wells Fargo Advantage Small and Mid Cap Stock Funds


                                             Statements of Changes in Net Assets

                                                                                       OPPORTUNITY FUND
                                                                             -----------------------------------
                                                                                  For the            For the
                                                                                Year Ended         Year Ended
                                                                             October 31, 2009   October 31, 2008
                                                                             ----------------   ----------------
SHARES ISSUED AND REDEEMED
   Shares sold - Class A .................................................         237,098            173,005
   Shares issued in reinvestment of distributions - Class A ..............               0            188,883
   Shares redeemed - Class A .............................................        (394,900)          (452,419)
                                                                                ----------         ----------
   Net increase (decrease) in shares outstanding - Class A ...............        (157,802)           (90,531)
                                                                                ----------         ----------
   Shares sold - Class C .................................................           4,865                298
   Shares issued in reinvestment of distributions - Class C ..............               0                  0
   Shares redeemed - Class C .............................................               0                  0
                                                                                ----------         ----------
   Net increase (decrease) in shares outstanding - Class C ...............           4,865                298
                                                                                ----------         ----------
   Shares sold - Administrator Class .....................................       1,070,078          1,589,566
   Shares issued in reinvestment of distributions - Administrator Class ..               0            646,691
   Shares redeemed - Administrator Class .................................        (958,933)        (1,441,069)
                                                                                ----------         ----------
   Net increase (decrease) in shares outstanding - Administrator Class ...         111,145            795,188
                                                                                ----------         ----------
   Shares sold - Institutional Class .....................................              NA                 NA
   Shares issued in reinvestment of distributions - Institutional Class ..              NA                 NA
   Shares redeemed - Institutional Class .................................              NA                 NA
                                                                                ----------         ----------
   Net increase (decrease) in shares outstanding - Institutional Class ...              NA                 NA
                                                                                ----------         ----------
   Shares sold - Investor Class ..........................................       3,973,839          3,181,750
   Shares issued in reinvestment of distributions - Investor Class .......               0          6,922,747
   Shares redeemed - Investor Class ......................................      (6,666,550)        (9,610,232)
                                                                                ----------         ----------
   Net increase (decrease) in shares outstanding - Investor Class ........      (2,692,711)           494,265
                                                                                ----------         ----------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL SHARE
   TRANSACTIONS ..........................................................      (2,734,503)         1,199,220
                                                                                ==========         ==========

The accompanying notes are an integral part of these financial statements.

             Wells Fargo Advantage Small and Mid Cap Stock Funds 91


Statements of Changes in Net Assets

     SMALL CAP DISCIPLINED FUND             SMALL/MID CAP VALUE FUND
-----------------------------------   -----------------------------------
     For the            For the            For the            For the
   Year Ended         Year Ended         Year Ended         Year Ended
October 31, 2009   October 31, 2008   October 31, 2009   October 31, 2008
----------------   ----------------   ----------------   ----------------

       28,327              3,533          1,548,044          1,587,564
            8                  0                  0              9,421
       (5,756)              (936)          (689,780)          (157,159)
   ----------         ----------         ----------         ----------
       22,579              2,597            858,264          1,439,826
   ----------         ----------         ----------         ----------
        9,225              3,153            393,764            574,315
            0                  0                  0                422
            0               (735)          (153,977)           (38,169)
   ----------         ----------         ----------         ----------
        9,225              2,418            239,787            536,568
   ----------         ----------         ----------         ----------
      427,361            482,771          3,486,533          2,747,132
            0             58,669                  0            210,597
     (513,381)          (653,811)        (2,841,677)        (1,263,339)
   ----------         ----------         ----------         ----------
      (86,020)          (112,371)           644,856          1,694,390
   ----------         ----------         ----------         ----------
    2,204,444          2,116,543            196,493            619,127
       16,707            535,954                  0              5,862
   (2,409,081)        (3,161,786)          (122,697)           (34,933)
   ----------         ----------         ----------         ----------
     (187,930)          (509,289)            73,796            590,056
   ----------         ----------         ----------         ----------
    3,922,879          6,314,388          3,154,208          3,599,013
            0          1,605,684                  0            984,303
   (7,580,314)        (9,941,979)        (3,684,642)        (5,366,921)
   ----------         ----------         ----------         ----------
   (3,657,435)        (2,021,907)          (530,434)          (783,605)
   ----------         ----------         ----------         ----------

   (3,899,581)        (2,638,552)         1,286,269          3,477,235
   ==========         ==========         ==========         ==========

             92 Wells Fargo Advantage Small and Mid Cap Stock Funds


                                                            Financial Highlights

                                             Beginning                     Net Realized   Distributions
                                             Net Asset        Net        and Unrealized      from Net      Distributions
                                             Value Per     Investment      Gain (Loss)      Investment       from Net
                                               Share     Income (Loss)   on Investments       Income      Realized Gains
                                             ---------   -------------   --------------   -------------   --------------
DISCOVERY FUND
Class A
November 1, 2008 to October 31, 2009 .....     $14.52      (0.09)(6)           1.26            0.00            0.00
November 1, 2007 to October 31, 2008 .....     $28.07      (0.17)(6)          (9.40)           0.00           (3.98)
August 1, 2007(3) to October 31, 2007 ....     $25.25      (0.06)(6)           2.88            0.00            0.00
Class C
November 1, 2008 to October 31, 2009 .....     $14.36      (0.20)(6)           1.25            0.00            0.00
November 1, 2007 to October 31, 2008 .....     $28.04      (0.32)(6)          (9.38)           0.00           (3.98)
August 1, 2007(3) to October 31, 2007 ....     $25.25      (0.19)(6)           2.98            0.00            0.00
Administrator Class
November 1, 2008 to October 31, 2009 .....     $14.65      (0.07)(6)           1.28            0.00            0.00
November 1, 2007 to October 31, 2008 .....     $28.23      (0.13)(6)          (9.47)           0.00           (3.98)
November 1, 2006 to October 31, 2007 .....     $22.42      (0.16)(6)           7.13            0.00           (1.16)
November 1, 2005 to October 31, 2006 .....     $20.89      (0.56)              3.62            0.00           (1.53)
April 11, 2005(3) to October 31, 2005 ....     $19.17      (0.05)              1.77            0.00            0.00
Institutional Class
November 1, 2008 to October 31, 2009 .....     $14.73      (0.05)(6)           1.31            0.00            0.00
November 1, 2007 to October 31, 2008 .....     $28.31      (0.09)(6)          (9.51)           0.00           (3.98)
November 1, 2006 to October 31, 2007 .....     $22.43      (0.08)(6)           7.12            0.00           (1.16)
August 31, 2006(3) to October 31, 2006 ...     $21.42      (0.01)              1.02            0.00            0.00
Investor Class
November 1, 2008 to October 31, 2009 .....     $14.49      (0.10)(6)           1.26            0.00            0.00
November 1, 2007 to October 31, 2008 .....     $28.02      (0.18)(6)          (9.37)           0.00           (3.98)
November 1, 2006 to October 31, 2007 .....     $22.31      (0.22)(6)           7.09            0.00           (1.16)
November 1, 2005 to October 31, 2006 .....     $20.84      (0.20)              3.20            0.00           (1.53)
January 1, 2005 to October 31, 2005(4) ...     $21.53      (0.17)              0.45            0.00           (0.97)
January 1, 2004 to December 31, 2004 .....     $19.73      (0.21)              3.22            0.00           (1.21)
ENTERPRISE FUND
Class A
November 1, 2008 to October 31, 2009 .....     $21.77      (0.14)(6)           2.61            0.00            0.00
November 1, 2007 to October 31, 2008(7) ..     $37.95      (0.25)(6)         (15.93)           0.00            0.00
November 1, 2006 to October 31, 2007(7) ..     $29.31      (0.26)(6)           8.90            0.00            0.00
November 1, 2005 to October 31, 2006(7) ..     $25.57      (0.31)              4.05            0.00            0.00
January 1, 2005 to October 31, 2005(7) ...     $25.04      (0.21)(6)           0.74            0.00            0.00
January 1, 2004 to December 31, 2004(7) ..     $21.79      (0.27)(6)           3.52            0.00            0.00
Class C
November 1, 2008 to October 31, 2009 .....     $21.49      (0.31)(6)           2.57            0.00            0.00
March 31, 2008(3) to October 31, 2008 ....     $30.67      (0.27)(6)          (8.91)           0.00            0.00

----------
(1.) Total return calculations would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods of less than one year are not annualized.

(2.) Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued. Portfolio turnover rates presented for periods of less than one year are not annualized.

(3.) Commencement of class operations.

(4.) The Fund changed its fiscal year-end from December 31 to October 31.

(5.) Amount calculated is less than $0.005.

(6.) Calculated based upon average shares outstanding.

(7.) On June 20, 2008, Advisor Class was renamed to Class A.

The accompanying notes are an integral part of these financial statements.

             Wells Fargo Advantage Small and Mid Cap Stock Funds 93


Financial Highlights

                                   Ratio to Average
               Ending           Net Assets (Annualized)
             Net Asset   ------------------------------------               Portfolio    Net Assets at
  Return     Value Per   Net Investment     Gross       Net       Total      Turnover    End of Period
of Capital     Share      Income (Loss)   Expenses   Expenses   Return(1)    Rate(2)    (000's omitted)
----------   ---------   --------------   --------   --------   ---------   ---------   ---------------


   0.00        $15.69        (0.68)%        1.43%      1.33%       8.06%       221%         $  3,750
   0.00        $14.52        (0.85)%        1.41%      1.33%     (39.00)%      153%         $  3,150
   0.00        $28.07        (0.87)%        1.38%      1.30%      11.17%       137%         $    220

   0.00        $15.41        (1.47)%        2.18%      2.08%       7.24%       221%         $  2,334
   0.00        $14.36        (1.59)%        2.18%      2.08%     (39.57)%      153%         $  1,471
   0.00        $28.04        (2.85)%        2.02%      1.88%      11.05%       137%         $    362

   0.00        $15.86        (0.52)%        1.25%      1.15%       8.26%       221%         $103,576
   0.00        $14.65        (0.62)%        1.24%      1.15%     (38.87)%      153%         $ 82,359
   0.00        $28.23        (0.65)%        1.22%      1.15%      32.49%       137%         $122,576
   0.00        $22.42        (0.69)%        1.25%      1.15%      15.22%       120%         $ 68,374
   0.00        $20.89        (0.76)%        1.24%      1.13%       8.97%       110%         $  5,043

   0.00        $15.99        (0.37)%        0.96%      0.95%       8.49%       221%         $ 68,395
   0.00        $14.73        (0.45)%        1.00%      0.95%     (38.74)%      153%         $ 23,455
   0.00        $28.31        (0.32)%        0.96%      0.95%      32.80%       137%         $  6,359
   0.00        $22.43        (0.37)%        0.87%      0.87%       4.72%       120%         $     10

   0.00        $15.65        (0.74)%        1.53%      1.38%       8.01%       221%         $180,898
   0.00        $14.49        (0.84)%        1.56%      1.38%     (39.00)%      153%         $179,913
   0.00        $28.02        (0.89)%        1.57%      1.38%      32.19%       137%         $309,759
   0.00        $22.31        (0.91)%        1.58%      1.38%      14.96%       120%         $218,187
   0.00        $20.84        (1.00)%        1.55%      1.39%       1.68%       110%         $199,313
   0.00        $21.53        (1.11)%        1.44%      1.40%      15.69%       171%         $191,181


   0.00        $24.24        (0.64)%        1.44%      1.36%      11.35%       203%         $    824
   0.00        $21.77        (0.79)%        1.45%      1.40%     (42.63)%      179%         $    851
   0.00        $37.95        (0.79)%        1.42%      1.40%      29.48%       117%         $  1,769
   0.00        $29.31        (0.89)%        1.42%      1.39%      14.63%       118%         $  1,761
   0.00        $25.57        (1.02)%        1.49%      1.45%       2.12%       116%         $  1,430
   0.00        $25.04        (1.22)%        1.60%      1.55%      14.92%       184%         $  1,529

   0.00        $23.75        (1.43)%        2.19%      2.11%      10.52%       203%         $    268
   0.00        $21.49        (1.58)%        2.18%      2.15%     (29.96)%      179%         $     21

             94 Wells Fargo Advantage Small and Mid Cap Stock Funds


                                                            Financial Highlights

                                             Beginning                    Net Realized    Distributions
                                             Net Asset        Net        and Unrealized      from Net      Distributions
                                             Value Per     Investment      Gain (Loss)      Investment       from Net
                                               Share     Income (Loss)   on Investments       Income      Realized Gains
                                             ---------   -------------   --------------   -------------   --------------
ENTERPRISE FUND (continued)
Administrator Class
November 1, 2008 to October.31, 2009......     $22.27     (0.09)(6)            2.68            0.00            0.00
November 1, 2007 to October.31, 2008......     $38.71     (0.18)(6)          (16.26)           0.00            0.00
November 1, 2006 to October.31, 2007......     $29.83     (0.18)(6)            9.06            0.00            0.00
November 1, 2005 to October.31, 2006......     $25.95      0.07                3.81            0.00            0.00
January 1, 2005 to October 31, 2005(4)....     $25.36     (0.14)(6)            0.73            0.00            0.00
January 1, 2004 to December.31, 2004......     $21.98     (0.19)(6)            3.57            0.00            0.00
Institutional Class
November 1, 2008 to October.31, 2009......     $22.44     (0.04)(6)            2.71            0.00            0.00
November 1, 2007 to October.31, 2008......     $38.90     (0.10)(6)          (16.36)           0.00            0.00
November 1, 2006 to October.31, 2007......     $29.90     (0.10)(6)            9.10            0.00            0.00
November 1, 2005 to October.31, 2006......     $25.95     (0.34)               4.29            0.00            0.00
January 1, 2005 to October 31, 2005(4)....     $25.30     (0.10)(6)            0.75            0.00            0.00
January 1, 2004 to December.31, 2004......     $21.87     (0.11)(6)            3.54            0.00            0.00
Investor Class
November 1, 2008 to October.31, 2009......     $21.56     (0.16)(6)            2.59            0.00            0.00
November 1, 2007 to October.31, 2008......     $37.62     (0.29)(6)          (15.77)           0.00            0.00
November 1, 2006 to October.31, 2007......     $29.11     (0.32)(6)            8.83            0.00            0.00
November 1, 2005 to October.31, 2006......     $25.43     (0.33)               4.01            0.00            0.00
January 1, 2005 to October 31, 2005(4)....     $24.95     (0.25)(6)            0.73            0.00            0.00
January 1, 2004 to December.31, 2004......     $21.78     (0.34)(6)            3.51            0.00            0.00
MID CAP DISCIPLINED FUND
Class A
November 1, 2008 to October.31, 2009......     $13.90      0.13(6)             2.14           (0.19)           0.00
November 1, 2007 to October.31, 2008......     $23.12      0.28               (7.34)          (0.28)          (1.88)
August 1, 2007(3) to October 31, 2007.....     $22.85      0.07(6)             0.20            0.00            0.00
Class C
November 1, 2008 to October.31, 2009......     $13.83      0.02(6)             2.14           (0.14)           0.00
November 1, 2007 to October.31, 2008......     $23.08      0.14               (7.31)          (0.20)          (1.88)
August 1, 2007(3) to October 31, 2007.....     $22.85      0.05(6)             0.18            0.00            0.00
Administrator Class
November 1, 2008 to October.31, 2009......     $13.99      0.17(6)             2.15           (0.17)           0.00
November 1, 2007 to October.31, 2008......     $23.16      0.13               (7.20)          (0.22)          (1.88)
November 1, 2006 to October.31, 2007......     $23.40      0.21(6)             1.11           (0.15)          (1.41)
November 1, 2005 to October.31, 2006......     $23.25      0.12                3.47           (0.02)          (3.42)
April 11, 2005(3) to October 31, 2005.....     $21.84      0.05(6)             1.36            0.00            0.00
Institutional Class
November 1, 2008 to October.31, 2009......     $14.05      0.21(6)             2.14           (0.21)           0.00
November 1, 2007 to October.31, 2008......     $23.26      0.18               (7.22)          (0.29)          (1.88)
November 1, 2006 to October.31, 2007......     $23.47      0.29(6)             1.10           (0.19)          (1.41)
November 1, 2005 to October.31, 2006......     $23.28      0.20                3.46           (0.05)          (3.42)
April 11, 2005(3) to October 31, 2005.....     $21.84      0.07(6)             1.37            0.00            0.00
Investor Class
November 1, 2008 to October.31, 2009......     $13.97      0.14(6)             2.14           (0.12)           0.00
November 1, 2007 to October.31, 2008......     $23.11      0.14               (7.23)          (0.17)          (1.88)
November 1, 2006 to October.31, 2007......     $23.36      0.18(6)             1.10           (0.12)          (1.41)
November 1, 2005 to October.31, 2006......     $23.23      0.10                3.45            0.00           (3.42)
January 1, 2005 to October 31, 2005(4)....     $22.34      0.00(5, 6)          1.07            0.00           (0.18)
January 1, 2004 to December.31, 2004......     $20.13      0.06                4.00           (0.05)          (1.80)

The accompanying notes are an integral part of these financial statements.

             Wells Fargo Advantage Small and Mid Cap Stock Funds 95


Financial Highlights

                                   Ratio to Average
               Ending           Net Assets (Annualized)
             Net Asset   ------------------------------------               Portfolio    Net Assets at
  Return     Value Per   Net Investment     Gross       Net       Total      Turnover    End of Period
of Capital     Share      Income (Loss)   Expenses   Expenses   Return(1)    Rate(2)    (000's omitted)
----------   ---------   --------------   --------   --------   ---------   ---------   ---------------


   0.00        $24.86        (0.44)%        1.26%      1.15%      11.59%       203%         $ 16,000
   0.00        $22.27        (0.55)%        1.26%      1.15%     (42.47)%      179%         $ 14,677
   0.00        $38.71        (0.54)%        1.24%      1.15%      29.77%       117%         $  3,358
   0.00        $29.83        (0.63)%        1.23%      1.15%      14.95%       118%         $  2,553
   0.00        $25.95        (0.64)%        1.23%      1.15%       2.33%       116%         $  3,290
   0.00        $25.36        (0.83)%        1.34%      1.14%      15.38%       184%         $ 12,499

   0.00        $25.11        (0.18)%        0.99%      0.90%      11.90%       203%         $113,467
   0.00        $22.44        (0.29)%        0.98%      0.90%     (42.31)%      179%         $104,121
   0.00        $38.90        (0.30)%        0.97%      0.90%      30.10%       117%         $126,347
   0.00        $29.90        (0.39)%        0.98%      0.90%      15.22%       118%         $ 36,587
   0.00        $25.95        (0.47)%        0.97%      0.88%       2.57%       116%         $ 15,780
   0.00        $25.30        (0.47)%        0.88%      0.83%      15.68%       184%         $  7,126

   0.00        $23.99        (0.74)%        1.54%      1.46%      11.22%       203%         $117,725
   0.00        $21.56        (0.91)%        1.57%      1.53%     (42.69)%      179%         $112,689
   0.00        $37.62        (0.96)%        1.59%      1.57%      29.23%       117%         $209,651
   0.00        $29.11        (1.05)%        1.59%      1.56%      14.47%       118%         $192,533
   0.00        $25.43        (1.23)%        1.69%      1.65%       1.92%       116%         $196,077
   0.00        $24.95        (1.51)%        1.89%      1.85%      14.55%       184%         $260,212


   0.00        $15.98         0.94%         1.35%      1.23%      16.67%       106%         $  7,738
   0.00        $13.90         0.65%         1.38%      1.25%     (33.17)%      158%         $  1,273
   0.00        $23.12         1.17%         1.39%      1.20%       1.18%       113%         $    104

   0.00        $15.85         0.11%         2.11%      1.98%      15.81%       106%         $    707
   0.00        $13.83        (0.08)%        2.01%      2.00%     (33.66)%      158%         $     78
   0.00        $23.08         0.79%         2.12%      1.98%       1.01%       113%         $     10

   0.00        $16.14         1.21%         1.19%      1.11%      16.83%       106%         $ 95,005
   0.00        $13.99         0.81%         1.21%      1.15%     (33.08)%      158%         $ 85,786
   0.00        $23.16         0.91%         1.17%      1.15%       5.75%       113%         $119,079
   0.00        $23.40         0.70%         1.20%      1.15%      17.47%       125%         $ 97,014
   0.00        $23.25         0.36%         1.20%      1.14%       6.46%        94%         $ 54,344

   0.00        $16.19         1.46%         0.92%      0.85%      17.04%       106%         $131,036
   0.00        $14.05         1.06%         0.96%      0.90%     (32.89)%      158%         $112,753
   0.00        $23.26         1.23%         0.90%      0.90%       6.04%       113%         $157,342
   0.00        $23.47         0.93%         0.92%      0.90%      17.77%       125%         $137,471
   0.00        $23.28         0.53%         0.92%      0.88%       6.59%        94%         $116,867

   0.00        $16.13         1.02%         1.48%      1.31%      16.55%       106%         $362,184
   0.00        $13.97         0.67%         1.54%      1.31%     (33.19)%      158%         $374,417
   0.00        $23.11         0.76%         1.52%      1.31%       5.58%       113%         $839,228
   0.00        $23.36         0.53%         1.54%      1.31%      17.26%       125%         $756,815
   0.00        $23.23         0.02%         1.51%      1.34%       4.83%        94%         $535,900
   0.00        $22.34         0.36%         1.35%      1.30%      21.18%        62%         $676,333

             96 Wells Fargo Advantage Small and Mid Cap Stock Funds


                                                            Financial Highlights

                                               Beginning                    Net Realized    Distributions
                                               Net Asset        Net        and Unrealized      from Net     Distributions
                                               Value Per    Investment       Gain (Loss)     Investment        from Net
                                                 Share     Income (Loss)   on Investments      Income       Realized Gains
                                               ---------   -------------   --------------   -------------   --------------
OPPORTUNITY FUND
Class A
November 1, 2008 to October 31, 2009 .......     $23.24       0.07(6)           5.50             0.00            0.00
November 1, 2007 to October 31, 2008(7) ....     $45.42       0.08(6)         (15.15)           (0.47)          (6.47)
November 1, 2006 to October 31, 2007(7) ....     $47.74       0.24(6)           5.94            (0.06)          (8.44)
November 1, 2005 to October 31, 2006(7) ....     $46.57       0.23              5.87             0.00           (4.93)
January 1, 2005 to October 31, 2005(4, 7) ..     $45.71      (0.12)(6)          0.98             0.00            0.00
January 1, 2004 to December 31, 2004(7) ....     $38.94      (0.34)             7.11             0.00            0.00
Class C
November 1, 2008 to October 31, 2009 .......     $23.66      (0.17)(6)          5.63             0.00            0.00
March 31, 2008(3) to October 31, 2008 ......     $33.56      (0.06)(6)         (9.84)            0.00            0.00
Administrator Class
November 1, 2008 to October 31, 2009 .......     $24.10       0.13(6)           5.72             0.00            0.00
November 1, 2007 to October 31, 2008 .......     $46.86       0.17(6)         (15.69)           (0.60)          (6.47)
November 1, 2006 to October 31, 2007 .......     $49.05       0.33(6)           6.14            (0.22)          (8.44)
November 1, 2005 to October 31, 2006 .......     $47.61       0.19              6.18             0.00           (4.93)
January 1, 2005 to October 31, 2005(4) .....     $46.65      (0.05)(6)          1.01             0.00            0.00
January 1, 2004 to December 31, 2004 .......     $39.58      (0.14)             7.21             0.00            0.00
Investor Class
November 1, 2008 to October 31, 2009 .......     $23.76       0.05(6)           5.63             0.00            0.00
November 1, 2007 to October 31, 2008 .......     $46.28       0.06(6)         (15.48)           (0.46)          (6.47)
November 1, 2006 to October 31, 2007 .......     $48.54       0.23(6)           6.04            (0.09)          (8.44)
November 1, 2005 to October 31, 2006 .......     $47.29       0.09              6.09             0.00           (4.93)
January 1, 2005 to October 31, 2005(4) .....     $46.40      (0.10)(6)          0.99             0.00            0.00
January 1, 2004 to December 31, 2004 .......     $39.45      (0.26)             7.21             0.00            0.00
SMALL CAP DISCIPLINED FUND
Class A
November 1, 2008 to October 31, 2009 .......     $11.08      (0.02)(6)          0.47             0.00            0.00
March 31, 2008(3) to October 31, 2008 ......     $13.72       0.00(6)          (2.64)            0.00            0.00
Class C
November 1, 2008 to October 31, 2009 .......     $10.95      (0.09)(6)          0.45             0.00            0.00
March 31, 2008(3) to October 31, 2008 ......     $13.61      (0.06)(6)         (2.60)            0.00            0.00
Administrator Class
November 1, 2008 to October 31, 2009 .......     $11.10       0.02(6)           0.46             0.00            0.00
November 1, 2007 to October 31, 2008 .......     $18.10       0.06(6)          (5.70)           (0.22)          (1.14)
November 1, 2006 to October 31, 2007 .......     $18.11       0.11(6)           0.75             0.00           (0.87)
November 1, 2005 to October 31, 2006 .......     $16.07       0.01(6)           2.81             0.00           (0.78)
April 11, 2005(3) to October 31, 2005 ......     $15.99      (0.01)             0.09             0.00            0.00
Institutional Class
November 1, 2008 to October 31, 2009 .......     $11.15       0.04(6)           0.47             0.00            0.00
November 1, 2007 to October 31, 2008 .......     $18.19       0.09(6)          (5.73)           (0.26)          (1.14)
November 1, 2006 to October 31, 2007 .......     $18.16       0.15(6)           0.75             0.00           (0.87)
November 1, 2005 to October 31, 2006 .......     $16.09       0.03(6)           2.82             0.00           (0.78)
April 11, 2005(3) to October 31, 2005 ......     $15.99       0.00              0.10             0.00            0.00
Investor Class
November 1, 2008 to October 31, 2009 .......     $10.99      (0.01)(6)          0.45             0.00            0.00
November 1, 2007 to October 31, 2008 .......     $17.92       0.02(6)          (5.65)           (0.16)          (1.14)
November 1, 2006 to October 31, 2007 .......     $18.00       0.05(6)           0.74             0.00           (0.87)
November 1, 2005 to October 31, 2006 .......     $16.04      (0.06)(6)          2.80             0.00           (0.78)
January 1, 2005 to October 31, 2005(4) .....     $16.70      (0.07)            (0.38)            0.00           (0.21)
January 1, 2004 to December 31, 2004 .......     $13.91      (0.06)             3.75             0.00           (0.90)

The accompanying notes are an integral part of these financial statements.

             Wells Fargo Advantage Small and Mid Cap Stock Funds 97


Financial Highlights

                                  Ratio to Average
              Ending            Net Assets (Annualized)
             Net Asset   ------------------------------------               Portfolio    Net Assets at
  Return     Value Per   Net Investment     Gross      Net        Total      Turnover    End of Period
of Capital     Share      Income (Loss)   Expenses   Expenses   Return(1)    Rate(2)    (000's omitted)
----------   ---------   --------------   --------   --------   ---------   ---------   ---------------


   0.00        $28.81         0.28%         1.35%      1.29%      23.97%        55%        $   21,108
  (0.17)       $23.24         0.22%         1.34%      1.29%     (38.55)%       73%        $   20,695
   0.00        $45.42         0.55%         1.36%      1.29%      14.89%        56%        $   44,558
   0.00        $47.74         0.39%         1.30%      1.29%      13.86%        39%        $   51,489
   0.00        $46.57        (0.49)%        1.42%      1.40%       1.88%        35%        $  119,986
   0.00        $45.71        (0.76)%        1.60%      1.56%      17.39%        42%        $  137,439

   0.00        $29.12        (0.63)%        2.08%      2.04%      23.08%        55%        $      150
   0.00        $23.66        (0.33)%        2.10%      2.04%     (29.50)%       73%        $        7

   0.00        $29.95         0.51%         1.17%      1.04%      24.27%        55%        $  124,175
  (0.17)       $24.10         0.49%         1.17%      1.04%     (38.41)%       73%        $   97,243
   0.00        $46.86         0.73%         1.18%      1.04%      15.17%        56%        $  151,776
   0.00        $49.05         0.48%         1.13%      1.04%      14.15%        39%        $  167,560
   0.00        $47.61        (0.14)%        1.13%      1.03%       2.06%        35%        $  131,102
   0.00        $46.65        (0.35)%        1.27%      1.15%      17.86%        42%        $    1,337

   0.00        $29.44         0.21%         1.46%      1.35%      23.91%        55%        $1,030,766
  (0.17)       $23.76         0.17%         1.49%      1.35%     (38.60)%       73%        $  895,916
   0.00        $46.28         0.50%         1.53%      1.35%      14.81%        56%        $1,721,922
   0.00        $48.54         0.18%         1.47%      1.35%      13.81%        39%        $1,834,134
   0.00        $47.29        (0.46)%        1.46%      1.36%       1.92%        35%        $1,938,610
   0.00        $46.40        (0.55)%        1.39%      1.35%      17.62%        42%        $2,389,496


  (0.01)       $11.52        (0.17)%        1.57%      1.45%       4.09%        64%        $      290
   0.00        $11.08         0.01%         1.55%      1.45%     (19.24)%       77%        $       29

   0.00        $11.31        (0.90)%        2.31%      2.20%       3.29%        64%        $      132
   0.00        $10.95        (0.76)%        2.33%      2.20%     (19.54)%       77%        $       26

   0.00        $11.58         0.18%         1.38%      1.20%       4.32%        64%        $    5,730
   0.00        $11.10         0.41%         1.38%      1.20%     (33.26)%       77%        $    6,447
   0.00        $18.10         0.58%         1.39%      1.20%       4.84%        97%        $   12,548
   0.00        $18.11         0.08%         1.39%      1.20%      18.17%       100%        $    5,999
   0.00        $16.07        (0.30)%        1.45%      1.24%       0.50%        56%        $    1,141

  (0.03)       $11.63         0.36%         1.11%      1.00%       4.61%        64%        $   65,014
   0.00        $11.15         0.60%         1.11%      1.00%     (33.17)%       77%        $   64,444
   0.00        $18.19         0.84%         1.12%      1.00%       5.05%        97%        $  114,345
   0.00        $18.16         0.20%         1.11%      1.00%      18.34%       100%        $   63,905
   0.00        $16.09         0.08%         1.10%      0.58%       0.63%        56%        $    2,162

   0.00        $11.43        (0.12)%        1.67%      1.49%       4.00%        64%        $  180,060
   0.00        $10.99         0.11%         1.70%      1.49%     (33.46)%       77%        $  213,243
   0.00        $17.92         0.26%         1.74%      1.53%       4.46%        97%        $  384,047
   0.00        $18.00        (0.37)%        1.73%      1.61%      17.68%       100%        $  356,484
   0.00        $16.04        (0.57)%        1.73%      1.62%      (2.71)%       56%        $  172,013
   0.00        $16.70        (0.55)%        1.65%      1.59%      27.04%        41%        $  135,287

             98 Wells Fargo Advantage Small and Mid Cap Stock Funds


                                                            Financial Highlights

                                            Beginning                    Net Realized    Distributions
                                            Net Asset        Net        and Unrealized      from Net     Distributions
                                            Value Per    Investment       Gain (Loss)      Investment       from Net
                                              Share     Income (Loss)   on Investments       Income      Realized Gains
                                            ---------   -------------   --------------   -------------   --------------
SMALL/MID CAP VALUE FUND
Class A
November 1, 2008 to October 31, 2009 ....     $ 8.78       0.11(6)            2.89            0.00            0.00
November 1, 2007 to October 31, 2008 ....     $18.19       0.11(6)           (7.84)          (0.09)          (1.59)
August 1, 2007(3) to October 31, 2007 ...     $17.09      (0.02)(6)           1.12            0.00            0.00
Class C
November 1, 2008 to October 31, 2009 ....     $ 8.72       0.04(6)            2.86            0.00            0.00
November 1, 2007 to October 31, 2008 ....     $18.15       0.02(6)           (7.81)          (0.05)          (1.59)
August 1, 2007(3) to October 31, 2007 ...     $17.09      (0.06)(6)           1.12            0.00            0.00
Administrator Class
November 1, 2008 to October 31, 2009 ....     $ 8.92       0.13(6)            2.94            0.00            0.00
November 1, 2007 to October 31, 2008 ....     $18.37       0.12(6)           (7.91)          (0.07)          (1.59)
November 1, 2006 to October 31, 2007 ....     $16.45      (0.05)(6)           2.20            0.00           (0.23)
November 1, 2005 to October 31, 2006 ....     $14.65       0.00               2.12            0.00           (0.32)
April 11, 2005(3) to October 31, 2005 ...     $13.22       0.00               1.43            0.00            0.00
Institutional Class
November 1, 2008 to October 31, 2009 ....     $ 8.93       0.15(6)            2.96            0.00            0.00
November 1, 2007 to October 31, 2008 ....     $18.40       0.15(6)           (7.93)          (0.10)          (1.59)
November 1, 2006 to October 31, 2007 ....     $16.45      (0.03)(6)           2.21            0.00           (0.23)
August 31, 2006(3) to October 31, 2006 ..     $16.01       0.01               0.43            0.00            0.00
Investor Class
November 1, 2008 to October 31, 2009 ....     $ 8.81       0.10(6)            2.90            0.00            0.00
November 1, 2007 to October 31, 2008 ....     $18.18       0.06(6)           (7.82)          (0.02)          (1.59)
November 1, 2006 to October 31, 2007 ....     $16.34      (0.12)(6)           2.19            0.00           (0.23)
November 1, 2005 to October 31, 2006 ....     $14.62      (0.01)              2.05            0.00           (0.32)
January 1, 2005 to October 31, 2005(4) ..     $13.83      (0.08)              1.22            0.00           (0.35)
January 1, 2004 to December 31, 2004 ....     $12.01      (0.13)              2.43            0.00           (0.48)

The accompanying notes are an integral part of these financial statements.

             Wells Fargo Advantage Small and Mid Cap Stock Funds 99


Financial Highlights

                                    Ratio to Average
               Ending           Net Assets (Annualized)
             Net Asset   ------------------------------------               Portfolio    Net Assets at
  Return     Value Per   Net Investment     Gross       Net       Total      Turnover    End of Period
of Capital     Share      Income (Loss)   Expenses   Expenses   Return(1)    Rate(2)    (000's omitted)
----------   ---------   --------------   --------   --------   ---------   ---------   ---------------


   0.00        $11.78         1.12%         1.57%      1.40%      34.17%        35%        $ 27,370
   0.00        $ 8.78         0.83%         1.55%      1.40%     (46.09)%       43%        $ 12,859
   0.00        $18.19        (0.50)%        1.50%      1.27%       6.44%        89%        $    444

   0.00        $11.62         0.40%         2.26%      2.11%      33.26%        35%        $  9,052
   0.00        $ 8.72         0.16%         2.30%      2.15%     (46.46)%       43%        $  4,700
   0.00        $18.15        (1.32)%        2.27%      2.10%       6.20%        89%        $     45

   0.00        $11.99         1.34%         1.39%      1.15%      34.42%        35%        $ 55,463
   0.00        $ 8.92         0.86%         1.43%      1.15%     (45.89)%       43%        $ 35,489
   0.00        $18.37        (0.30)%        1.37%      1.15%      13.24%        89%        $ 41,988
   0.00        $16.45         0.08%         1.43%      1.15%      14.66%        56%        $ 75,172
   0.00        $14.65        (0.18)%        1.48%      1.24%      10.82%        80%        $ 31,613

   0.00        $12.04         1.58%         1.12%      0.95%      34.83%        35%        $  9,895
   0.00        $ 8.93         1.07%         1.16%      0.95%     (45.83)%       43%        $  6,679
   0.00        $18.40        (0.18)%        1.10%      0.94%      13.42%        89%        $  2,902
   0.00        $16.45         0.53%         1.04%      0.89%       2.75%        56%        $     10

   0.00        $11.81         1.02%         1.67%      1.49%      34.05%        35%        $ 94,728
   0.00        $ 8.81         0.44%         1.69%      1.49%     (46.14)%       43%        $ 75,324
   0.00        $18.18        (0.68)%        1.73%      1.52%      12.83%        89%        $169,624
   0.00        $16.34        (0.33)%        1.78%      1.57%      14.13%        56%        $150,180
   0.00        $14.62        (1.01)%        1.95%      1.70%       8.45%        80%        $ 37,526
   0.00        $13.83        (1.30)%        2.06%      1.76%      19.37%       133%        $ 17,678

            101 Wells Fargo Advantage Small and Mid Cap Stock Funds


                                                   Notes to Financial Statements


1. ORGANIZATION

Wells Fargo Funds Trust (the "Trust") is an open-end investment management company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). These financial statements report on the following funds: Wells Fargo Advantage Discovery Fund ("Discovery Fund"), Wells Fargo Advantage Enterprise Fund ("Enterprise Fund"), Wells Fargo Advantage Mid Cap Disciplined Fund ("Mid Cap Disciplined Fund"),Wells Fargo Advantage Opportunity Fund ("Opportunity Fund"), Wells Fargo Advantage Small Cap Disciplined Fund ("Small Cap Disciplined Fund"), and Wells Fargo Advantage Small/Mid Cap Value Fund ("Small/Mid Cap Value Fund") (each, a "Fund", collectively, the "Funds"). Each Fund is a diversified series of the Trust, a Delaware statutory trust organized on November 8, 1999.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of each Fund, are in conformity with U.S. Generally Accepted Accounting Principles ("GAAP") which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Management has considered the circumstances under which the Funds should recognize or make disclosures regarding events or transactions occurring subsequent to the balance sheet date through December 23, 2009 which represents the date the financial statements are issued. Adjustments or additional disclosures, if any, have been included in these financial statements.

SECURITIES VALUATION

Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price. Securities listed on The NASDAQ Stock Market, Inc. ("NASDAQ") are valued at the NASDAQ Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the NASDAQ, the bid price will be used. In the absence of any sale of securities listed on the NASDAQ, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed "stale" and the valuations will be determined in accordance with the Funds' Fair Valuation Procedures.

Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign investments are traded but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of the investments, then those investments are fair valued following procedures approved by the Board of Trustees. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Depending on market activity, such fair valuations may be frequent. In light of the judgment involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price.

Investments in open-end mutual funds are valued at net asset value.

Investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

The valuation techniques used by the Funds to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the prevailing rates of exchange at the date of valuation. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions,

            Wells Fargo Advantage Small and Mid Cap Stock Funds 101


Notes to Financial Statements

and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities, at fiscal period-end, resulting in changes in exchange rates.

The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities at fiscal period-end are not separately presented. Such changes are recorded with net realized and unrealized gain from investments. Gains and loses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

REPURCHASE AGREEMENTS

The Funds may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Wells Fargo Funds Management, LLC. The repurchase agreements must be fully collateralized based on values that are marked to market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian's responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations. There could be potential loss to a Fund in the event that such Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which a Fund seeks to assert its rights.

SECURITY LOANS

The Funds may loan securities in return for securities, irrevocable letters of credit or cash collateral, which is invested in various short-term fixed income securities. A Fund may receive compensation for lending securities in the form of fees payable by the borrower or by retaining a portion of interest on the investment securities purchased with cash received as collateral (after payment of a "broker rebate fee" to the borrower). A Fund also continues to receive interest or dividends on the securities loaned. Security loans are secured at all times by collateral, although the loans may not be fully supported at all times if, for example, the instruments in which cash collateral is invested decline in value or the borrower fails to provide additional collateral when required in a timely manner or at all. The collateral is equal to at least 102% of the market value of the securities loaned plus accrued interest when the transaction is entered into. Cash collateral received by a Fund pursuant to these loans generally is invested on behalf of the Fund by the securities lending agent in securities that, at the time of investment, are considered high-quality short-term debt investments (including money market instruments) and have been evaluated and approved by the Fund's adviser and are permissible investments for the Fund. A risk from securities lending is that the borrower may not provide additional collateral when required or return the securities when due or when called for by the Fund. In either case, a Fund could experience delays in recovering securities or collateral or could lose all or part of the value of the loaned securities.

Wells Fargo Bank, N.A., currently acts as the securities lending agent for the Funds, subject to the overall supervision of the Funds' investment adviser, and has delegated its duties as securities lending agent to an affiliated sub-agent for certain funds and to an unaffiliated sub-agent for other funds. Pursuant to an exemptive order granted by the SEC and subject to compliance with its conditions, Wells Fargo Bank, N.A. under a contract is entitled to receive for its services 25% of the revenues earned on the securities lending activities and incurs all expenses. Wells Fargo Bank, N.A. pays all or part of its portion of the revenues generated by securities lending activities to the sub-agents as compensation for their services as sub-agents. The securities lending agent may make payments to borrowers and placing brokers that are not affiliated, directly or indirectly, with the Trust, the adviser or the distributor. For the year ended October 31, 2009, Wells Fargo Bank, N.A. waived a portion of its share of revenues earned on securities lending activities. Such waivers by Wells Fargo Bank, N.A. have the impact of increasing securities lending income on the Statements of Operations. For foreign equity securities, Bank of New York Mellon serves as the securities lending sub-agent and receives for its services 20% of the revenues earned on the securities lending activities that it conducts with respect to foreign equity securities. The value of the securities on loan, the related collateral and the liability to return the collateral at October 31, 2009, are shown on the Statements of Assets and Liabilities.

            102 Wells Fargo Advantage Small and Mid Cap Stock Funds


                                                   Notes to Financial Statements

FUTURES CONTRACTS

Certain Funds may be subject to equity price risk in the normal course of pursuing its investment objectives. The Funds may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

OPTIONS

Certain Funds may be subject to equity price risk in the normal course of pursuing its investment objectives. The Fund may write covered put or call options. When a Fund writes an option, an amount equal to the premium received is recorded as a liability and is subsequently adjusted to the current market value of the written option. Premiums received from written options, which expire unexercised, are recognized as realized gains from investments on the expiration date. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as a realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in calculating the realized gain or loss on the sale. If a put option is exercised, the premium reduces the cost of the security purchased. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

The Fund may also purchase call or put options. The premium is included in the Statement of Assets and Liabilities as an investment which is subsequently adjusted to the current market value of the option. Premiums paid for purchased options which expire are recognized as realized losses from investments on the expiration date. Premiums paid for purchased options which are exercised or closed are added to the amount paid or offset against the proceeds on the underlying security to determine the realized gain or loss. The risk of loss associated with purchased options is limited to the premium paid.

Options traded on an exchange are regulated and terms of the options are standardized. Options traded over the counter expose the Fund to counterparty risk in the event the counterparty does not perform. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by having the counterparty post collateral to cover the Fund's exposure to the counterparty.

STRUCTURED INVESTMENT VEHICLES

The Funds may invest in structured debt securities, such as those issued by Structured Investment Vehicles ("SIVs"). SIVs invest in a diversified pool of underlying securities, which may include finance company debt and structured finance assets, residential mortgage-backed securities, commercial mortgage-backed securities, collateralized loan obligations, collateralized debt obligations and other asset backed securities. The ability of a SIV to repay debt depends primarily on the cash collections received from the SIV's underlying asset portfolio, which may include certain assets such as subprime mortgages that are subject to heightened risks of credit quality or market value deterioration under the continuing adverse conditions in the U.S. credit markets, and on the ability to obtain short-term funding through the issuance of new debt. Investments in these securities present increased credit and liquidity risks as there could be losses to a Fund in the event of credit or market value deterioration in a SIV's underlying portfolio, mismatches in the timing of the cash flows of the underlying asset interests and the repayment obligations of maturing securities issued by a SIV, or a SIV's inability to issue new debt.

As of October 31, 2009, the following Funds owned certain of these types of structured securities in the amounts shown in the table. These securities were originally purchased by the Funds' securities lending agent on behalf of the Funds through a joint account with cash collateral received by the Funds pursuant to loans of the Funds' securities. Although considered high-quality, short-term money market instruments when originally purchased by the securities lending agent through the joint account, the SIVs are now in payment default, have been restructured following default or are otherwise impaired and are valued at fair value as shown in the Portfolio of Investments.

            Wells Fargo Advantage Small and Mid Cap Stock Funds 103


Notes to Financial Statements

                                    Defaulted/Impaired
FUND                                   SIVs ($Value)     % of Net Assets
----                                ------------------   ---------------
DISCOVERY FUND                          $2,129,510            0.59%
ENTERPRISE FUND                          2,093,758            0.84%
MID CAP DISCIPLINED FUND                 1,912,065            0.32%
OPPORTUNITY FUND                         5,593,775            0.48%
SMALL CAP DISCIPLINED FUND               1,010,647            0.40%

In a securities lending transaction, the net asset value of a Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of instruments in which cash collateral is invested. Thus, the current net asset value of each Fund reflects the current valuations assigned to the defaulted or impaired SIVs that were purchased on its behalf through the investment of cash collateral. Declines in the values of defaulted or impaired SIVs generate unrealized losses for a Fund, which are reflected in the Fund's Statement of Assets and Liabilities, equal to the difference between (i) the value of the investments purchased with cash collateral received for securities loaned and (ii) the amount that would be payable if the Fund were to recall the loans at period end.

The amount of securities lending activity undertaken by a Fund fluctuates from time to time. After the occurrence of a default or impairment of a SIV purchased in a joint account by the securities lending agent, as the various participating Funds' lending activity fluctuated, their ratable interest in the joint account, including their ratable exposure to the defaulted or impaired SIVs would fluctuate depending on the relative activity of each participating Fund. In order to eliminate the fluctuation of the various Funds' ratable exposure to the defaulted or impaired SIVs, the adviser to the Funds recommended to the Board of Trustees, and the Board of Trustees approved, actions designed to fix the allocation of percentage ownership in defaulted or impaired SIVs among all funds participating in securities lending ("side pocketing") based on each Fund's percentage ownership of the total cash collateral investment joint account as of the date the fixed allocation is implemented. Accordingly, on February 13, 2009 a side pocketing occurred, which fixed each Fund's ownership of defaulted or impaired SIVs in the joint account based on each such Fund's percentage ownership of the joint account as of such date.

AFFILIATE SECURITIES

An affiliate company is a company in which the fund has ownership of at least 5% of the outstanding voting shares. Companies that are affiliates of the fund at period-end are noted in the Fund's Schedule of Investments. The following positions were held at October 31, 2009:

                                                                                               % of the
                                                                               Unrealized     Outstanding
                                         Shares      Cost      Market Value     Gain/Loss    Voting Shares
                                        -------   ----------   ------------   ------------   -------------
SMALL/MID CAP VALUE FUND
   Allied HealthCare Products,
      Incorporated                      629,463   $3,214,558    $3,443,163    $   228,605        7.78%
   Bakers Footwear Group Incorporated   464,180    2,365,847       403,837     (1,962,010)       6.29%

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered.

Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

DISTRIBUTIONS TO SHAREHOLDERS

Net investment income, if any, is declared and distributed to shareholders annually. Distributions to shareholders from net realized capital gains, if any, are declared and distributed at least annually.

Distributions are based on amounts calculated in accordance with the applicable federal income tax regulations, which may differ from GAAP. The timing and character of distributions made during the period from net investment income or net realized gains may also differ from their ultimate characterization for federal income tax purposes. To the extent that these

            104 Wells Fargo Advantage Small and Mid Cap Stock Funds


                                                   Notes to Financial Statements

differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment. Temporary differences do not require reclassifications. At October 31, 2009, as a result of permanent book-to-tax differences, the following reclassification adjustments were made on the Statements of Assets and Liabilities:

                                         Undistributed/          Accumulated
                                     Over Distributed Net    Realized Gain (Loss)
FUND                                Investment Income/Loss      on Investments      Paid-in Capital
----                                ----------------------   --------------------   ---------------
DISCOVERY FUND                           $1,858,498            $     43,051          $  (1,901,549)
ENTERPRISE FUND                           1,062,508             121,652,746           (122,715,254)
MID CAP DISCIPLINED FUND                     89,305                 (89,305)                     0
OPPORTUNITY FUND                            110,752               1,795,043             (1,905,795)
SMALL CAP DISCIPLINED FUND                  (15,677)                696,016               (680,339)
SMALL/MID CAP VALUE FUND                   (371,055)                370,688                    367

FEDERAL AND OTHER TAXES

Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund of the Trust to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

Each Fund's income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities.

At October 31, 2009, estimated net capital loss carryforwards, which are available to offset future net realized capital gains, were as follows:

                                                Expiration
FUND                                 2010          2016           2017
----                              -----------   -----------   ------------
DISCOVERY FUND                    $         0   $21,827,443   $ 84,257,601
ENTERPRISE FUND                    64,764,000     7,310,275     80,744,082
MID CAP DISCIPLINED FUND                    0    35,952,326    129,070,089
OPPORTUNITY FUND                            0    20,924,853    169,755,793
SMALL CAP DISCIPLINED FUND                  0    15,661,688     79,906,521
SMALL/MID CAP VALUE FUND                    0     1,722,615     26,417,454

CLASS ALLOCATIONS

The separate classes of shares offered by each Fund differ principally in applicable sales charges, distribution, shareholder servicing and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of a Fund, earn income from the portfolio, and are allocated unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing, and administration fees.

3. FAIR VALUE MEASUREMENTS

Fair value measurements are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund's investments. These inputs are summarized into three broad levels as follows:

-    Level 1 - quoted prices in active markets for identical investments

- Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

- Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

            Wells Fargo Advantage Small and Mid Cap Stock Funds 105


Notes to Financial Statements

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in these securities.

The following is a summary of the inputs used as of October 31, 2009 in valuing the Funds' investments in securities:

                                                              Significant Other      Significant
                                              Quoted Prices   Observable Inputs   Unobservable Inputs
INVESTMENTS IN SECURITIES                       (Level 1)         (Level 2)           (Level 3)             Total
-------------------------                    --------------   -----------------   -------------------   --------------
DISCOVERY FUND
   Equity Securities
      COMMON STOCKS                          $  343,221,617      $          0          $        0       $  343,221,617
   Corporate debt securities                              0        22,710,060           2,129,510           24,839,570
   Debt securities issued by states in the
      U.S. and its political subdivisions                 0         5,644,440                   0            5,644,440
   Short-term investments                        16,858,593         5,086,007                   0           21,944,600
                                             $  360,080,210      $ 33,440,507          $2,129,510       $  395,650,227
ENTERPRISE FUND
   Equity Securities
      COMMON STOCKS                          $  232,564,045      $          0          $        0       $  232,564,045
   Corporate debt securities                              0         7,115,068           2,093,758            9,208,826
   Debt securities issued by states in the
      U.S. and its political subdivisions                 0         1,768,404                   0            1,768,404
   Short-term investments                        11,900,898         1,593,448                   0           13,494,346
                                             $  244,464,943      $ 10,476,920          $2,093,758       $  257,035,621
MID CAP DISCIPLINED FUND
  Equity Securities
      COMMON STOCKS                          $  575,556,918      $          0          $        0       $  575,556,918
   Corporate debt securities                              0        32,051,030           1,912,065           33,963,095
   Debt securities issued by states in the
      U.S. and its political subdivisions                 0         7,966,074                   0            7,966,074
   Short-term investments                        32,076,204         7,177,951                   0           39,254,155
                                             $  607,633,122      $ 47,195,055          $1,912,065       $  656,740,242
OPPORTUNITY FUND
   Equity Securities
      COMMON STOCKS                          $1,088,823,358      $          0          $        0       $1,088,823,358
      Registered Investment Company              40,208,464                 0                   0           40,208,464
   Corporate debt securities                              0        86,071,994           5,593,775           91,665,769
   Debt securities issued by states in the
      U.S. and its political subdivisions                 0        21,392,633                   0           21,392,633
   Short-term investments                        90,060,238        19,276,155                   0          109,336,393
                                             $1,219,092,060      $126,740,782          $5,593,775       $1,351,426,617
SMALL CAP DISCIPLINED FUND
   Equity Securities
      COMMON STOCKS                          $  240,161,671      $          0          $        0       $  240,161,671
   Corporate debt securities                              0         9,263,237           1,010,647           10,273,884
   Debt securities issued by states in the
       U.S. and its political subdivisions                0         2,974,457                   0            2,974,457
   Short-term investments                        10,953,362         2,195,101                   0           13,148,463
                                             $  251,115,033      $ 14,432,795          $1,010,647       $  266,558,475

            106 Wells Fargo Advantage Small and Mid Cap Stock Funds


                                                   Notes to Financial Statements

                                                Significant Other       Significant
                                Quoted Prices   Observable Inputs   Unobservable Inputs
INVESTMENTS IN SECURITIES         (Level 1)         (Level 2)            (Level 3)            Total
-------------------------       -------------   -----------------   -------------------   ------------
SMALL/MID CAP VALUE FUND
   Equity Securities
   Common Stocks                 $192,706,201           $0                  $0            $192,706,201
   Registered Investment
      Company                       1,219,800            0                   0               1,219,800
   Warrants                         1,184,323            0                   0               1,184,323
   Short-term investments           2,409,926            0                   0               2,409,926
                                 $197,520,250           $0                  $0            $197,520,250

Further details on the major security types listed above for each fund can be found in the Portfolio of Investments.

As of October 31, 2009, the inputs used in valuing the Fund's other financial instruments, which are carried at fair value, were as follows:

                                                  Significant Other       Significant
                                  Quoted Prices   Observable Inputs   Unobservable Inputs
                                    (Level 1)         (Level 2)            (Level 3)          Total
                                  -------------   -----------------   -------------------   --------
SMALL/MID CAP VALUE FUND
   Other financial instruments*         $0            $(34,354)                $0           $(34,354)

*    Other financial instruments include, written options.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

                                                                                   Mid Cap                             Small Cap
                                           Discovery Fund   Enterprise Fund   Disciplined Fund   Opportunity Fund   Disciplined Fund
                                           --------------   ---------------   ----------------   ----------------   ----------------
BALANCE AS OF 10/31/2008                     $ 6,537,388      $ 4,433,712        $ 5,479,286        $13,197,029       $ 3,921,211
   CORPORATE DEBT SECURITIES
      Realized gain (loss)                    (1,726,769)      (1,295,273)        (2,144,688)        (4,411,732)         (709,690)
      Change in unrealized
         appreciation (depreciation)           1,051,195          743,834          1,349,571          3,121,025           477,553
      Net purchases (sales)                   (3,730,304)      (1,788,515)        (2,772,104)        (6,312,547)       (2,678,427)
BALANCE AS OF 10/31/2009                     $ 2,129,510      $ 2,093,758        $ 1,912,065        $ 5,593,775       $ 1,010,647
Change in unrealized appreciation
   (depreciation) relating to securities
   held at the end of reporting period       $  (110,068)     $  (108,221)       $   (98,829)       $  (289,127)      $   (52,238)

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

ADVISORY FEES

The Trust has entered into an advisory contract with Wells Fargo Funds Management, LLC ("Funds Management"). The adviser is responsible for implementing investment policies and guidelines and for supervising the sub-adviser, who is responsible for day-to-day portfolio management.

             Wells Fargo Advantage Small and Mid Cap Stock Funds 107


Notes to Financial Statements

Pursuant to the contract, Funds Management is entitled to receive an advisory fee for its services as adviser at the following annual rates:

                                                    Advisory Fees
                               Average Daily        (% of Average
                                 Net Assets       Daily Net Assets)
                             ------------------   ----------------
DISCOVERY FUND               First $500 million         0.750
ENTERPRISES FUND              Next $500 million         0.700
MID CAP DISCIPLINED FUND       Next $2 billion          0.650
OPPORTUNITY FUND               Next $2 billion          0.625
                               Over $5 billion          0.600
SMALL CAP DISCIPLINED FUND   First $500 million         0.850
SMALL/MID CAP VALUE FUND      Next $500 million         0.825
                               Next $1 billion          0.800
                               Next $1 billion          0.775
                               Over $3 billion          0.750

Funds Management may retain the services of certain investment sub-advisers to provide daily portfolio management. The fees related to sub-advisory services are borne directly by the adviser and do not increase the overall fees paid by a Fund to the adviser.

Wells Capital Management Incorporated, an affiliate of Funds Management and indirect wholly owned subsidiary of Wells Fargo & Company, is the sub-adviser to the Funds.

ADMINISTRATION AND TRANSFER AGENT FEES

The Trust has entered into an Administration Agreement with Funds Management. Under this Agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from each Fund the following annual fees:

                                         Administration Fees
                        Average Daily       (% of Average
                         Net Assets        Daily Net Assets)
                      ----------------   -------------------
Fund Level            First $5 billion           0.05
                       Next $5 billion           0.04
                      Over $10 billion           0.03
Class A               All asset levels           0.28
Class C               All asset levels           0.28
Administrator Class   All asset levels           0.10
Institutional Class   All asset levels           0.08
Investor Class        All asset levels           0.38

Funds Management has contractually waived advisory and administration fees during the year ended October 31, 2009 to the extent necessary to maintain certain net operating expense ratios for the Funds. Expenses were waived by Funds Management proportionately from all classes, first from advisory fees, and then from any class specific expenses, if applicable.

CUSTODY AND FUND ACCOUNTING FEES

The Funds have entered into a contract with State Street Bank and Trust Company ("State Street"), whereby State Street is responsible for providing custody services and fund accounting services to the Funds (the "Custody and Fund Accounting Agreement.") Pursuant to the Custody and Fund Accounting Agreement, State Street is entitled to an annual asset-based fee for domestic and global custody services for the Funds. Also pursuant to the Custody and Fund Accounting Agreement, State Street is entitled to receive annual asset-based fees for providing fund accounting services to the Funds.

Prior to August 17, 2009, WFB was responsible for providing custody services to the Funds and was entitled to a monthly fee for custody services at an annual rate of 0.02% of the average daily net assets of each Fund. PNC Global Investment Servicing ("PNC") served as fund accountant for the Trust prior to August 17, 2009 and received an annual asset-based fee and an annual fixed fee from each Fund. PNC was also reimbursed for all out-of-pocket expenses reasonably incurred in providing these services.

            108 Wells Fargo Advantage Small and Mid Cap Stock Funds


                                                   Notes to Financial Statements

DISTRIBUTION FEES

The Trust has adopted a Distribution Plan (the "Plan") for Class B and Class C shares of the applicable Funds pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to the Class B and Class C shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter of each Fund, at an annual rate of 0.75% of the average daily net assets of each class.

For the year ended October 31, 2009, Wells Fargo Funds Distributor, LLC received the following amounts in front-end sales charges and contingent deferred sales charges.

                             Front-end sales charges   Contingent deferred sales charges
FUND                                 Class A                       Class C
----                         -----------------------   ---------------------------------
DISCOVERY FUND                      $351,283                        $1,116
ENTERPRISE FUND                       19,620                             0
MID CAP DISCIPLINED FUND             356,647                           123
OPPORTUNITY FUND                      69,587                             0
SMALL CAP DISCIPLINED FUND            54,305                             0
SMALL/MID CAP VALUE FUND             860,077                           916

SHAREHOLDER SERVICING FEES

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class B, Class C, Administrator Class and Investor Class of each Fund is charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, exclusive of short-term securities (securities with maturities of one year or less at purchase date) for the year ended October 31, 2009, were as follows:

FUND                         Purchases at Cost   Sales Proceeds
----                         -----------------   --------------
DISCOVERY FUND                  $662,473,813      $627,546,625
ENTERPRISE FUND                  446,392,528       474,326,732
MID CAP DISCIPLINED FUND         579,991,857       658,481,916
OPPORTUNITY FUND                 515,868,369       525,094,154
SMALL CAP DISCIPLINED FUND       153,175,932       195,671,237
SMALL/MID CAP VALUE FUND          74,669,067        50,575,736

6. DERIVATIVE TRANSACTIONS

During the year ended October 31, 2009, Small/Mid Cap Value Fund entered into written options for hedging and speculative purposes.

During the year ended October 31, 2009, Small/Mid Cap Value Fund had written option activities as follows:

FUND                                Number of Contracts   Premiums Received
----                                -------------------   -----------------
Options outstanding at 10/31/2008           (600)            $  (258,098)
Options written                           (9,896)             (2,686,107)
Options expired                              900                 214,976
Options closed                            (9,071)              2,551,958
Options exercised                             25                   7,125
Options outstanding at 10/31/2009           (500)               (170,146)

As of October 31, 2009, Small/Mid Cap Value Fund had an average of $245,085 written option contracts during the year ended October 31, 2009.

Mid Cap Disciplined Fund had entered into futures contracts in the amount of $11,032,748 for one day during the year ended October 31, 2009.

            Wells Fargo Advantage Small and Mid Cap Stock Funds 109


Notes to Financial Statements

7. BANK BORROWINGS

The Trust and Wells Fargo Variable Trust (excluding the money market funds) are parties to a $125,000,000 revolving credit agreement with State Street Bank and Trust Company, whereby the Funds are permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Pursuant to the agreement entered into on September 8, 2009, interest under the credit agreement is charged to each Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, under the credit agreement, the Funds pay an annual commitment fee equal to 0.15% of the unused balance, which is allocated pro rata. Prior to September 8, 2009, the Funds participated in a $150,000,000 revolving credit agreement with the Bank of New York Mellon and paid interest at a rate equal to the Federal Funds rate plus 0.60% and an annual commitment fee equal to 0.15% of the unused balance, which was allocated on a pro rata basis.

For the year ended October 31, 2009, there were no borrowings by any Funds under the agreement.

8. DISTRIBUTION TO SHAREHOLDERS

The tax character of distributions paid during the years ended October 31, 2009, and October 31, 2008, were as follows:

                                   Ordinary Income           Long-Term Capital Gain          Return of Capital
                             ---------------------------   ---------------------------   --------------------------
FUND                             2009          2008            2009           2008           2009          2008
----                         -----------   -------------   ------------   ------------   -----------   ------------
DISCOVERY FUND                $        0    $ 19,890,155        $0        $ 44,267,204    $      0      $       0
MID CAP DISCIPLINED FUND       6,014,963      30,437,843         0          65,216,218           0              0
OPPORTUNITY FUND                       0     107,945,237         0         178,064,347           0      6,989,987
SMALL CAP DISCIPLINED FUND             0      16,788,428         0          19,968,120     164,326              0
SMALL/MID CAP VALUE FUND               0       2,183,523         0          17,283,457           0              0

As of October 31, 2009, the components of distributable earnings on a tax basis are shown on the table below. The difference between book basis and tax basis appreciation is attributable primarily to the tax deferral of losses on wash sales.

                                                                  Unrealized
                              Undistributed     Undistributed    Appreciation     Capital Loss
FUND                         Ordinary Income   Long-Term Gain   (Depreciation)    Carryforward
----                         ---------------   --------------   --------------   -------------
DISCOVERY FUND                  $        0           $0           $ 34,597,366   $(106,085,044)
ENTERPRISE FUND                          0                          12,964,780    (152,818,357)
MID CAP DISCIPLINED FUND         4,763,307            0            (21,417,591)   (165,022,415)
OPPORTUNITY FUND                 2,562,306            0            124,122,818    (190,680,646)
SMALL CAP DISCIPLINED FUND               0            0            (39,469,676)    (95,568,209)
SMALL/MID CAP VALUE FUND         1,479,262            0            (13,057,416)    (28,140,069)

9. INDEMNIFICATION

Under the Trust's organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust's maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated.

10. LEGAL AND REGULATORY MATTERS

In 2004, the predecessor Strong Funds' investment adviser and affiliates (collectively, "Strong") entered into settlement agreements with certain regulators, including the SEC and the New York Attorney General ("NYAG") to settlement market-timing investigations. In the settlements, Strong agreed to pay investor restitution and civil penalties. On September 14, 2009, the SEC approved the terms of the Distribution Plan for the disgorgement and civil penalties to the predecessor Strong Fund shareholders, and those eligible investors will receive proceeds as a result of the Distribution Plan. The successor funds are not expected to receive any portion of the proceeds. The settlement with the NYAG imposed fee reductions across the predecessor Strong Fund complex, and Funds Management agreed to honor these fee reductions for the benefit of shareholders across the successor funds to total $35 million by May 2009. Although civil litigation against Strong and certain predecessor Strong Funds relating to these matters is continuing, neither the current adviser nor the successor funds is a party to any such suit.

            110 Wells Fargo Advantage Small and Mid Cap Stock Funds


                         Report of Independent Registered Public Accounting Firm

BOARD OF TRUSTEES AND SHAREHOLDERS OF WELLS FARGO FUNDS TRUST:

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of the Wells Fargo Advantage Discovery Fund, Wells Fargo Advantage Enterprise Fund, Wells Fargo Advantage Mid Cap Disciplined Fund, Wells Fargo Advantage Opportunity Fund, Wells Fargo Advantage Small Cap Disciplined Fund, and Wells Fargo Advantage Small/Mid Cap Value Fund, (collectively, the "Funds"), six of the Funds constituting the Wells Fargo Funds Trust, as of October 31, 2009, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two year period then ended, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the Standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2009, by correspondence with the custodian and brokers or other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the aforementioned Funds of the Wells Fargo Funds Trust as of October 31, 2009, the results of their operations for the year then ended, changes in their net assets for each of the years in the two year period then ended, and the financial highlights for the periods presented, in conformity with U.S generally accepted accounting principles.


                                                (KPMG LLP)

Boston, Massachusetts
December 23, 2009

             Wells Fargo Advantage Small and Mid Cap Stock Funds 111


Other Information (Unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our Web site at www.wellsfargo.com/advantagefunds, or visiting the SEC Web site at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Funds' Web site at www.wellsfargo.com/advantagefunds or by visiting the SEC Web site at www.sec.gov.

TAX INFORMATION

Pursuant to Section 871(k)(1)(c) of the Code, the Fund(s) designate the following amount(s) of their income dividends paid during the year ended October 31, 2009, as interest-related dividends:

                           Interest-Related
                              Dividends
                           ----------------
MID CAP DISCIPLINED FUND       353,011

Pursuant to Section 854(b)(2) of the Internal Revenue Code, the Funds listed below designates a percentage of its ordinary income dividends distributed during the year ended October 31, 2009 as qualifying for the corporate dividends-received deduction:

                           Dividend-Received
                            Deduction (% of
                            Ordinary Income
                              Dividends)
                           -----------------
MID CAP DISCIPLINED FUND         100%

Pursuant to Section 1(h)(11) of the Internal Revenue Code, the Funds listed below designate the following amounts of their income dividends paid during the year ended October 31, 2009 as qualified dividend income (QDI):


                              QDI
                           ---------
MID CAP DISCIPLINED FUND   6,014,963

DISTRIBUTION INFORMATION

On December 18, 2008, the Small Cap Disciplined Fund paid a distribution of $.0112 per share (Class A) and $.02855 per share (Institutional Class) to shareholders of record as of December 17, 2008, that was sourced from return of capital. It is a requirement of law to notify shareholders if an investment company pays a dividend, or makes a distribution in the nature of a dividend payment, to its shareholders from sources other than net investment income. Accordingly, pursuant to Rule 19a-1 of the 1940 Act, the sources of the distributions are as follows:

                    Net Investment
Distribution Date       Income       Capital Gain    Return of Capital
-----------------   --------------   ------------   ------------------
December 18, 2008         0%              NA               100%

These figures provided are for informational purposes only and should not be used for tax reporting. Shareholders should have received their 2008 IRS Form 1099-DIV in January 2009 for any taxable accounts, which contained the appropriate information to enable them to file their federal and state income tax returns. A "return of capital" represents a return of shareholders' original investment in their shares and should not be confused with dividend "yield" or "income." Shareholders that held Small Cap Disciplined Fund shares in taxable accounts must, upon a taxable disposition of their shares, reduce the cost basis in their shares to the extent that the distribution contains a return of capital and, if they have no further basis in their shares, report any excess as capital gain. Shareholders should consult their tax advisers regarding the federal, state and local tax considerations that may be applicable to their individual circumstances.

            112 Wells Fargo Advantage Small and Mid Cap Stock Funds


                                                   Other Information (Unaudited)

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for each Fund, except money market funds, are publicly available on the Funds' Web site (www.wellsfargo.com/advantagefunds) on a monthly, 30-day or more delayed basis, and for money market funds, on a monthly, seven-day delayed basis. In addition, top ten holdings information for each Fund is publicly available on the Funds' Web site on a monthly, seven-day or more delayed basis. Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC Web site at www.sec.gov. In addition, each Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite
900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

BOARD OF TRUSTEES

The following table provides basic information about the Board of Trustees (the "Trustees") of the Wells Fargo Funds Trust (the "Trust") and Officers of the Trust. This table should be read in conjunction with the Prospectus and the Statement of Additional Information(1) of each Fund. Each of the Trustees and Officers listed below acts in identical capacities for each of the 133 funds comprising the Trust, Wells Fargo Variable Trust and Wells Fargo Master Trust (collectively the "Fund Complex"), except that the person occupying the office of Treasurer varies for specified Funds. All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

INDEPENDENT TRUSTEES

                         Position Held and
   Name and Age         Length of Service(2)               Principal Occupations During Past Five Years          Other Directorships
   ------------      -------------------------   -------------------------------------------------------------   -------------------
Peter G. Gordon      Trustee, since 1998,        Co-Founder, Chairman, President and CEO of Crystal Geyser       None
67                   Chairman since 2005         Water Company.
                     (Lead Trustee since 2001)

Isaiah Harris, Jr.   Advisory Board Trustee,     Retired. Prior thereto, President and CEO of BellSouth          CIGNA Corporation
56                   since 2008                  Advertising and Publishing Corp from 2005 to 2007, President    Deluxe Corporation
                                                 and CEO of BellSouth Enterprises from 2004 to 2005 and
                                                 President of BellSouth Consumer Services from 2000 to 2003.
                                                 Currently a member of the Iowa State University Foundation
                                                 Board of Governors and a member of the Advisory Board of Iowa
                                                 State University School of Business.

Judith M. Johnson    Trustee, since 2008         Retired. Prior thereto, Chief Executive Officer and Chief       None
60                                               Investment Officer of Minneapolis Employees Retirement Fund
                                                 from 1996 to 2008. Ms. Johnson is a certified public
                                                 accountant and a certified managerial accountant.

David F. Larcker     Advisory Board Trustee,     James Irvin Miller Professor of Accounting at the Graduate      None
59                   since 2008                  School of Business, Stanford University, Director of
                                                 Corporate Governance Research Program and Co-Director of The
                                                 Rock Center for Corporate Governance since 2006. From 2005 to
                                                 2008, Professor of Accounting at the Graduate School of
                                                 Business, Stanford University. Prior thereto, Ernst & Young
                                                 Professor of Accounting at The Wharton School, University of
                                                 Pennsylvania from 1985 to 2005.

Olivia S. Mitchell   Trustee, since 2006         Professor of Insurance and Risk Management, Wharton School,     None
56                                               University of Pennsylvania. Director of the Boettner Center
                                                 on Pensions and Retirement Research. Research associate and board member, Penn Aging Research Center. Research associate,
                                                 National Bureau of Economic Research.

             Wells Fargo Advantage Small and Mid Cap Stock Funds 113


Other Information (Unaudited)

                         Position Held and
   Name and Age         Length of Service(2)               Principal Occupations During Past Five Years          Other Directorships
   ------------      -------------------------   -------------------------------------------------------------   -------------------
Timothy J. Penny     Trustee, since 1996         President and CEO of Southern Minnesota Initiative              None
57                                               Foundation, a non-profit organization, since 2007 and Senior
                                                 Fellow at the Humphrey Institute Policy Forum at the
                                                 University of Minnesota since 1995. Member of the Board of
                                                 Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.

Donald C. Willeke    Trustee, since 1996         Principal of the law firm of Willeke & Daniels. General         None
69                                               Counsel of the Minneapolis Employees Retirement Fund from
                                                 1984 to present.

OFFICERS

                         Position Held and
   Name and Age         Length of Service(2)               Principal Occupations During Past Five Years          Other Directorships
   ------------      -------------------------   -------------------------------------------------------------   -------------------
Karla M. Rabusch     President, since 2003       Executive Vice President of Wells Fargo Bank, N.A. and          None
50                                               President of Wells Fargo Funds Management, LLC since 2003.
                                                 Senior Vice President and Chief Administrative Officer of
                                                 Wells Fargo Funds Management, LLC from 2001 to 2003.

C. David Messman     Secretary, since 2000;      Senior Vice President and Secretary of Wells Fargo Funds        None
49                   Chief Legal Counsel,        Management, LLC since 2001. Vice President and Managing
                     since 2003                  Senior Counsel of Wells Fargo Bank, N.A. since 1996.

Kasey Phillips(3)    Treasurer, since 2009       Senior Vice President of Evergreen Investment Management,       None
38                                               Company, LLC since 2006 and currently the Treasurer of the
                                                 Evergreen Funds since 2005. Vice President and Assistant Vice
                                                 President of Evergreen Investment Services, Inc. from 1999 to
                                                 2006.

David Berardi(4)     Assistant Treasurer,        Vice President of Evergreen Investment Management Company,      None
34                   since 2009                  LLC since 2008. Assistant Vice President of Evergreen
                                                 Investment Services, Inc. from 2004 to 2008. Manager of Fund
                                                 Reporting and Control for Evergreen Investment Management
                                                 Company, LLC since 2004.

Jeremy DePalma(4)    Assistant Treasurer,        Senior Vice President of Evergreen Investment Management        None
35                   since 2009                  Company, LLC since 2008. Vice President, Evergreen Investment
                                                 Services, Inc. from 2004 to 2007. Assistant Vice President,
                                                 Evergreen Investment Services, Inc. from 2000 to 2004 and the head of the Fund Reporting and Control Team within Fund
                                                 Administration since 2005.

Debra Ann Early      Chief Compliance Officer,   Chief Compliance Officer of Wells Fargo Funds Management, LLC   None
45                   since 2007                  since 2007. Chief Compliance Officer of Parnassus Investments
                                                 from 2005 to 2007. Chief Financial Officer of Parnassus
                                                 Investments from 2004 to 2007 and Senior Audit Manager of
                                                 PricewaterhouseCoopers LLP from 1998 to 2004.

----------
(1.) The Statement of Additional Information includes additional information about the Funds' Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the Funds' Web site at www.wellsfargo.com/advantagefunds.

(2.) Length of service dates reflects a Trustee's commencement of service with the Trust's predecessor entities.

(3.) Effective November 1, 2009.

(4.) Treasurer during the period from June 1, 2009 to October 31, 2009.
     Assistant Treasurer effective November 1, 2009.

             114 Wells Fargo Advantage Small and Mid Cap Stock Funds


                                                           List of Abbreviations

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG    -- Association of Bay Area Governments
ADR     -- American Depositary Receipt
AMBAC   -- American Municipal Bond Assurance Corporation
AMT     -- Alternative Minimum Tax
ARM     -- Adjustable Rate Mortgages
BART    -- Bay Area Rapid Transit
CDA     -- Community Development Authority
CDO     -- Collateralized Debt Obligation
CDSC    -- Contingent Deferred Sales Charge
CGIC    -- Capital Guaranty Insurance Company
CGY     -- Capital Guaranty Corporation
CIFG    -- CDC (Caisse des Depots et Consignations) IXIS Financial Guarantee
COP     -- Certificate of Participation
CP      -- Commercial Paper
CTF     -- Common Trust Fund
DW&P    -- Department of Water & Power
DWR     -- Department of Water Resources
ECFA    -- Educational & Cultural Facilities Authority
EDFA    -- Economic Development Finance Authority
ETET    -- Eagle Tax-Exempt Trust
ETF     -- Exchange-Traded Fund
FFCB    -- Federal Farm Credit Bank
FGIC    -- Financial Guaranty Insurance Corporation
FHA     -- Federal Housing Authority
FHAG    -- Federal Housing Agency
FHLB    -- Federal Home Loan Bank
FHLMC   -- Federal Home Loan Mortgage Corporation
FNMA    -- Federal National Mortgage Association
FSA     -- Farm Service Agency
GDR     -- Global Depositary Receipt
GNMA    -- Government National Mortgage Association
GO      -- General Obligation
HCFR    -- Healthcare Facilities Revenue
HEFA    -- Health & Educational Facilities Authority
HEFAR   -- Higher Education Facilities Authority Revenue
HFA     -- Housing Finance Authority
HFFA    -- Health Facilities Financing Authority
HUD     -- Housing & Urban Development
IDA     -- Industrial Development Authority
IDAG    -- Industrial Development Agency
IDR     -- Industrial Development Revenue
LIBOR   -- London Interbank Offered Rate
LLC     -- Limited Liability Company
LOC     -- Letter of Credit
LP      -- Limited Partnership
MBIA    -- Municipal Bond Insurance Association
MFHR    -- Multi-Family Housing Revenue
MMD     -- Municipal Market Data
MTN     -- Medium Term Note
MUD     -- Municipal Utility District
NATL-RE -- National Public Finance Guarantee Corporation
PCFA    -- Pollution Control Finance Authority
PCR     -- Pollution Control Revenue
PFA     -- Public Finance Authority
PFFA    -- Public Facilities Financing Authority
plc     -- Public Limited Company
PSFG    -- Public School Fund Guaranty
R&D     -- Research & Development
RDA     -- Redevelopment Authority
RDFA    -- Redevelopment Finance Authority
REITS   -- Real Estate Investment Trusts
SFHR    -- Single Family Housing Revenue
SFMR    -- Single Family Mortgage Revenue
SLMA    -- Student Loan Marketing Association
SPDR    -- Standard & Poor's Depositary Receipts
STIT    -- Short-Term Investment Trust
TBA     -- To Be Announced
TRAN    -- Tax Revenue Anticipation Notes
USD     -- Unified School District
XLCA    -- XL Capital Assurance

(GRAPHIC) REDUCE CLUTTER. SAVE TREES.
Sign up for electronic delivery of prospectuses and shareholder reports at www.wellsfargo.com/advantagedelivery

WELLS ADVANTAGE
FARGO FUNDS

More information about WELLS FARGO ADVANTAGE FUNDS is available free upon request. To obtain literature, please write, e-mail, visit the Funds' Web site, or call:

WELLS FARGO ADVANTAGE FUNDS
P.O. Box 8266
Boston, MA 02266-8266
E-mail: wfaf@wellsfargo.com

Web site: www.wellsfargo.com/advantagefunds
Individual Investors: 1-800-222-8222
Retail Investment Professionals: 1-888-877-9275
Institutional Investment Professionals: 1-866-765-0778

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF WELLS FARGO ADVANTAGE FUNDS. IF THIS REPORT IS USED FOR PROMOTIONAL PURPOSES, DISTRIBUTION OF THE REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENT PROSPECTUS. FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION, INCLUDING CHARGES AND EXPENSES, CALL 1-800-222-8222 OR VISIT THE FUNDS' WEB SITE AT www.wellsfargo.com/advantagefunds. PLEASE CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. THIS AND OTHER INFORMATION ABOUT WELLS FARGO ADVANTAGE FUNDS CAN BE FOUND IN THE CURRENT PROSPECTUS. READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

"Dow Jones" and "Dow Jones Target Date Indexes" are service marks of Dow Jones & Company, Inc., and have been licensed for use for certain purposes by Global Index Advisors, Inc., and Wells Fargo Funds Management, LLC. The Dow Jones Target Date Indexes are based in part on the Barclays Capital Bond Indexes, which are published by Barclays Capital Inc. The Wells Fargo Advantage Dow Jones Target Date Funds, based on the Dow Jones Target Date Indexes, are not sponsored, endorsed, sold or promoted by Dow Jones or Barclays Capital, and neither Dow Jones nor Barclays Capital makes any representation regarding the advisability of investing in such product(s) and/or about the quality, accuracy and/or completeness of the Dow Jones Target Date Indexes or the Barclays Capital Bond Indexes. IN NO EVENT SHALL DOW JONES, BARCLAYS CAPITAL OR ANY OF THEIR LICENSORS HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for WELLS FARGO ADVANTAGE FUNDS. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by WELLS FARGO FUNDS DISTRIBUTOR, LLC, Member FINRAI/SIPC, an affiliate of Wells Fargo & Company.

                                                              (GRAPHIC)
NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE Printed on Recycled paper

(C) 2009 Wells Fargo Funds Management, LLC. All rights reserved.   www.wellsfargo.com/advantagefunds         118909 12-09
                                                                                                       ASMCNL/AR123 10-09

ITEM 2.  CODE OF ETHICS
=======================

As of the end of the period, October 31, 2009, Wells Fargo Funds Trust has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT
=========================================

The Board of Trustees of Wells Fargo Funds Trust has determined that Thomas S. Goho is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Goho is independent for purposes of Item 3 of Form N-CSR.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES
======================
(a)
AUDIT FEES - Provided below are the aggregate fees billed for the fiscal years ended October 31, 2008 and October 31, 2009 for professional services rendered by the principal accountant for the audit of the Registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements.

          For the fiscal years ended October 31, 2008 and October 31, 2009, the Audit Fees were $1,816,725 and $1,849,090, respectively.

(b)
AUDIT-RELATED FEES - There were no audit-related fees incurred for the fiscal years ended October 31, 2008 and October 31, 2009 for assurance and related services by the principal accountant for the Registrant.

(c)
TAX FEES - Provided below are the aggregate fees billed for the fiscal years ended October 31, 2008 and October 31, 2009 for professional services rendered by the principal accountant for the Registrant for tax compliance, tax advice, and tax planning.

         For the fiscal years ended October 31, 2008 and October 31, 2009, the Tax Fees were $118,080 and $109,500 respectively. The incurred Tax Fees are comprised of excise tax review services.

         For the fiscal years ended October 31, 2008 and October 31, 2009, the Tax Fees were $ 195,025 and $177,410, respectively. The incurred Tax Fees are comprised of tax preparation and consulting services.

(d)
ALL OTHER FEES - There were no other fees incurred for the fiscal years ended October 31, 2008 and October 31, 2009.

(e)(1)
The Chairman of the Audit Committees is authorized to pre-approve: (1) audit services to the mutual funds of Wells Fargo Funds Trust, Wells Fargo Variable Trust and Wells Fargo Master Trust (the "Funds"); (2) non-audit tax or compliance consulting or training services provided to the Funds by the independent auditors ("Auditors") if the fees for any particular engagement are not anticipated to exceed $50,000; and (3) non-audit tax or compliance consulting or training services provided by the Auditors to a Fund's investment adviser and its controlling entities (where pre-approval is required because the engagement relates directly to the operations and financial reporting of the
Fund) if the fee to the Auditors for any particular engagement is not anticipated to exceed $50,000. For any such pre-approval sought from the Chairman, Management shall prepare a brief description of the proposed services. If the Chairman approves of such service, he or she shall sign the statement prepared by Management. Such written statement shall be presented to the full Committees at their next regularly scheduled meetings.

(e)(2)
Not Applicable.

(f) Not Applicable.

(g)
Provided below are the aggregate non-audit fees billed for the fiscal years ended October 31, 2008 and October 31, 2009, by the principal accountant for services rendered to the Registrant, and rendered to the Registrant's investment adviser, and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant.

         For the fiscal years ended October 31, 2008 and October 31, 2009, the Registrant incurred non-audit fees in the amount of $120,000 and $70,000, respectively. The non-audit fees consist of SAS70 control reviews of Wells Fargo Bank, N.A., the Funds' custodian.

         For the fiscal years ended October 31, 2008 and October 30, 2009, the Registrant's investment adviser incurred non-audit fees in the amount of $50,000 and $45,000, respectively. The non-audit fees for the year ended October 31, 2008 consist of procedure reviews for mergers associated with fund reorganizations. The non-audit fees for the year-ended October 31, 2009 relates to examination of securities pursuant to rule 206 (4)-2 under the Investment Advisors Act of 1940.

         For the fiscal year ended October 31, 2008, the Registrant's investment adviser incurred non-audit fees in the amount of $158,300. The non-audit fees for the year ended October 31, 2008 consist of procedure reviews for mergers associated with fund reorganizations.

(h)
The Registrant's audit committee of the board of directors has determined that non-audit services rendered to the registrant's investment adviser, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of the Regulation S-X, does not compromise the independence of the principal accountant.


ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS
=============================================
Not applicable.


ITEMS 6. SCHEDULE OF INVESTMENTS
=================================
The Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.


ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
         CLOSED-END MANAGEMENT INVESTMENT COMPANIES
===============================================================
Not applicable.


ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES
=============================================================================
Not applicable.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASES
=============================================================================
Not applicable.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
============================================================
The Governance Committee (the "Committee") of the Board of Trustees of the registrant (the "Trust") has adopted procedures by which a shareholder of any series of the Trust may submit properly a nominee recommendation for the Committee's consideration.

The shareholder must submit any such recommendation (a "Shareholder Recommendation") in writing to the Trust, to the attention of the Trust's Secretary, at the address of the principal executive offices of the Trust.

The Shareholder Recommendation must be delivered to, or mailed and received at, the principal executive offices of the Trust not less than forty-five (45) calendar days nor more than seventy-five (75) calendar days prior to the date of the Committee meeting at which the nominee would be considered.

The Shareholder Recommendation must include: (i) a statement in writing setting forth (A) the name, age, date of birth, business address, residence address and nationality of the person recommended by the shareholder (the "candidate"); (B) the series (and, if applicable, class) and number of all shares of the Trust owned of record or beneficially by the candidate, as reported to such shareholder by the candidate; (C) any other information regarding the candidate called for with respect to director nominees by paragraphs (a), (d), (e) and (f) of Item 401 of Regulation S-K or paragraph (b) of Item 22 of Rule 14a-101 (Schedule 14A) under the Securities Exchange Act of 1934, as amended (the "Exchange Act"), adopted by the Securities and Exchange Commission (or the corresponding provisions of any regulation or rule subsequently adopted by the Securities and Exchange Commission or any successor agency applicable to the Trust); (D) any other information regarding the candidate that would be required to be disclosed if the candidate were a nominee in a proxy statement or other filing required to be made in connection with solicitation of proxies for election of directors pursuant to Section 14 of the Exchange Act and the rules and regulations promulgated thereunder; and (E) whether the recommending shareholder believes that the candidate is or will be an "interested person" of the Trust (as defined in the Investment Company Act of 1940, as amended) and, if not an "interested person," information regarding the candidate that will be sufficient for the Trust to make such determination; (ii) the written and signed consent of the candidate to be named as a nominee and to serve as a Trustee if elected; (iii) the recommending shareholder's name as it appears on the Trust's books; (iv) the series (and, if applicable, class) and number of all shares of the Trust owned beneficially and of record by the recommending shareholder; and (v) a description of all arrangements or understandings between the recommending shareholder and the candidate and any other person or persons (including their names) pursuant to which the recommendation is being made by the recommending shareholder. In addition, the Committee may require the candidate to interview in person and furnish such other information as it may reasonably require or deem necessary to determine the eligibility of such candidate to serve as a Trustee of the Trust.


ITEM 11. CONTROLS AND PROCEDURES
================================
 (a) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second quarter of the period covered by this report that materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS
=================
(a)(1) Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as Exhibit 10a.

(a)(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is filed and attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                                     Wells Fargo Funds Trust


                                                     By:  /s/ Karla M. Rabusch


                                                            Karla M. Rabusch
                                                            President

                                                     Date: December 16, 2009

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.



                                                     By:  /s/ Karla M. Rabusch

                                                            Karla M. Rabusch
                                                            President

                                                     Date: December 16, 2009


                                                     By:  /s/ Jeremy M. DePalma


                                                            Jeremy M. DePalma
                                                            Treasurer

                                                     Date: December 16, 2009


                                                     By:   /s/ David S. Berardi


                                                             David S. Berardi
                                                             Treasurer

                                                     Date: December 16, 2009

                            WELLS FARGO FUNDS TRUST
                            WELLS FARGO MASTER TRUST
                           WELLS FARGO VARIABLE TRUST

JOINT CODE OF ETHICS FOR PRINCIPAL EXECUTIVE OFFICER AND SENIOR FINANCIAL
OFFICERS

I.       COVERED OFFICERS / PURPOSE OF THE CODE

         This Code of Ethics ("Code") of Wells Fargo Funds Trust, Wells Fargo Master Trust and Wells Fargo Variable Trust (collectively, the "Trusts" and each, "a Trust") applies to each Trust's Principal Executive Officer, Principal Financial Officer and any other Trust officer's listed on Exhibit A (the "Covered Officers") for the purpose of promoting:

    o honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

    o full, fair, accurate, timely and understandable financial disclosure in reports and documents that a Trust files with, or submits to, the Securities and Exchange Commission ("SEC") and in other public communications made by the Trust;

    o compliance with applicable laws and governmental rules and regulations;

    o the prompt internal reporting of violations of the Code to an appropriate person or persons identified in the Code; and

    o accountability for adherence to the Code.

         Each Covered Officer should adhere to a high standard of business ethics and should be sensitive to situations that may give rise to actual as well as apparent conflicts of interest.

II. COVERED OFFICERS SHOULD HANDLE ETHICALLY BOTH ACTUAL AND APPARENT CONFLICTS OF INTEREST

         OVERVIEW. A "conflict of interest" occurs when a Covered Officer's private interest interferes with the interests of, or his or her service to, a Trust. For example, a conflict of interest would arise if a Covered Officer, or a member of his or her family, receives improper personal benefits as a result of his or her position with the Trust. Certain conflicts of interest arise out of the relationships between Covered Officers and the Trust and already are subject to conflict of interest provisions in the Investment Company Act of 1940 ("Investment Company Act") and the Investment Advisers Act of 1940 ("Investment Advisers Act"). For example, Covered Officers may not individually engage in certain transactions (such as the purchase or sale of securities or other property) with the Trust because of their status as "affiliated persons" of the Trust. The compliance programs and procedures of the Trust and Wells Fargo Funds Management, LLC (the

"Adviser") are designed to prevent, or identify and correct, violations of these provisions. This Code does not, and is not intended to, repeat or replace these programs and procedures, and such conflicts fall outside of the parameters of this Code.

         Although typically not presenting an opportunity for improper personal benefit, conflicts arise from, or as a result of, the contractual relationship between the Trust and the Adviser, of which the Covered Officers are also officers or employees. As a result, this Code recognizes that the Covered Officers will, in the normal course of their duties (whether formally for the Trust or for the Adviser, or for both), be involved in establishing policies and implementing decisions that will have different effects on the Adviser and the Trust. The participation of the Covered Officers in such activities is inherent in the contractual relationship between the Trust and the Adviser and is consistent with the performance by the Covered Officers of their duties as officers of the Trust. Each Covered Officer recognizes that, as an officer of a Trust, he or she has a duty to act in the best interests of the Trust and its shareholders. If a Covered Officer believes that his or her responsibilities as an officer or employee of the Adviser are likely to materially compromise his or her objectivity or his or her ability to perform the duties of his or her role as an officer of the Trust, he or she should consult with the Chief Legal Officer. Under appropriate circumstances, a Covered Officer should also consider whether to present the matter to the Board. In addition, it is recognized by the Trust's Board of Trustees ("Board") that the Covered Officers may also be officers or employees of one or more other investment companies covered by this or other codes.

         Other conflicts of interest are covered by the Code, even if such conflicts of interest are not subject to provisions in the Investment Company Act and the Investment Advisers Act. The following list provides examples of conflicts of interest under the Code, but Covered Officers should keep in mind that these examples are not exhaustive. The overarching principle is that the personal interest of a Covered Officer should not be placed improperly before the interest of the Trust.

                                     * * * *

         Each Covered Officer must:

    o not use his or her personal influence or personal relationships improperly to influence investment decisions or financial reporting by a Trust whereby the Covered Officer would benefit personally to the detriment of the Trust;

    o not cause the Trust to take action, or fail to take action, for the individual personal benefit of the Covered Officer rather than the benefit of a Trust;

    o not use material non-public knowledge of portfolio transactions made or contemplated for the Trust to trade personally or cause others to trade personally in contemplation of the market effect of such transactions;

    o not retaliate against any other Covered Officer or any employee of a Trust or its affiliated persons for reports of potential violations that are made in good faith; and

    o not engage in personal, business or professional relationships or dealings that would impair his or her independence of judgment or adversely affect the performance of his or her duties in the best interests of the Trust and their shareholders.

         There are some conflict of interest situations that should always be approved in advance by the Chief Legal Officer of the Trust (the "Chief Legal Officer") if material. Examples of these include:

    o service as a director on the board of any public or private for-profit company (provided, however, that a Covered Officer who is employed by another company (e.g., Wells Fargo) may serve as a director of such company or any entity, controlling, controlled by, or under common control with, such company);

    o acquiring a financial interest in any company that provides services to the Trust (provided, however, that a Covered Officer who is employed by another company (e.g., Wells Fargo) may have an ownership interest in his or her employer or the employer's parent company);

    o the receipt of any entertainment or gifts from any person or company with which the Trust has current or prospective business dealings unless such entertainment is business-related, reasonable in cost, appropriate as to time and place, and not so frequent as to raise any question of impropriety;

    o any consulting or employment relationship with any of the Trust's service providers, other than with the primary employer of the Covered Officer; and

    o a direct or indirect financial interest in commissions, transaction charges or spreads paid by the Trust for effecting portfolio transactions or for selling or redeeming shares, other than an interest arising from the Covered Officer's primary employment, such as compensation or equity ownership.

III.     DISCLOSURE AND COMPLIANCE

         Each Covered Officer should familiarize himself or herself with the disclosure requirements generally applicable to the Trust.

         Each Covered Officer should not knowingly misrepresent, or cause others to misrepresent, facts about the Trust to others, whether within or outside the Trust, including to the Board and the Trust's auditors, and to governmental regulators and self-regulatory organizations.

         Each Covered Officer should, to the extent appropriate within his or her area of responsibility, consult with other officers and employees of the Trust and the Adviser with the goal of promoting full, fair, accurate, timely and understandable disclosure in the reports and documents the Trust files with, or submits to, the SEC and in other public communications made by the Trust.

         It is the responsibility of each Covered Officer to promote compliance with the standards and restrictions imposed by applicable laws, rules and regulations.

         Each Covered Officer should, consistent with his or her responsibilities, exercise appropriate supervision over and assist relevant Trust service providers in developing financial information and other disclosure that complies with relevant law and presents information in a clear, comprehensible and complete manner.

         Each Covered Officer is responsible for the accuracy of the records and reports that he or she is responsible for maintaining. The books and records of the Trust shall meet the highest standards and accurately reflect the true nature of the transactions they record. The Covered Officers must not create false or misleading documents or accounting, financial or electronic records for any purpose, and must not direct any other person to do so. If a Covered Officer becomes aware that information filed with the SEC or made available to the public contains any false or misleading information or omits to disclose necessary information, he shall promptly report it to Chief Legal Officer for a determination as to what, if any, corrective action is necessary or appropriate.

         No undisclosed or unrecorded account or fund shall be established for any purpose. No false or misleading entries shall be made in a Trust's books or records for any reason. No disbursement of a Trust's assets shall be made without adequate supporting documentation or for any purpose other than as described in the Trust's documents or contracts.

         A Trust will maintain and preserve for a period of not less than six
(6) years from the date such action is taken, the first two (2) years in an easily accessible place, a copy of the information or materials supplied to the
Board: (i) that provided the basis for any amendment or waiver to this Code, and
(ii) relating to any violation of the Code and sanctions imposed for such violation, together with a written record of the approval or action taken by the Board.

IV.      REPORTING AND ACCOUNTABILITY

         Each Covered Officer must:

    o upon adoption of the Code (or thereafter upon becoming a Covered Officer), affirm in writing (in the form attached to this Code) to the Board that he or she has received, read, and understands the Code;

    o annually thereafter affirm in writing (in the form attached to this Code) to the Board that he or she has complied with the requirements of the Code; and

    o notify the Chief Legal Officer of the Trust promptly if he or she knows of any violation of this Code. Failure to do so is itself a violation of this Code.

         The Chief Legal Officer is responsible for applying this Code to specific situations in which questions are presented under it and has the authority to interpret this Code in any particular situation. While the Chief Legal Officer in authorized to interpret this Code, an approval of a situation that is expressly prohibited by this Code is deemed to be a "waiver" and can be approved only by the Board.

         The Trust will follow these procedures in investigating and enforcing this Code:

    o the Chief Legal Officer will take all appropriate action to investigate any potential violations reported to him or her;

    o if, after such investigation, the Chief Legal Officer believes that no violation has occurred, the Chief Legal Officer is not required to take any further action;

    o any matter that the Chief Legal Officer believes is a violation will be reported to the Board;

    o if the Board concurs that a violation has occurred, it will consider appropriate action, which may include review of, and appropriate modifications to, applicable policies and procedures; notification to appropriate personnel of the Adviser; or a recommendation to dismiss the Covered Officer;

    o the Board will be responsible for granting waivers, as appropriate (a "waiver" is the approval of a situation that is expressly prohibited by this Code); and

    o any changes to or waivers of this Code will, to the extent required, be disclosed as provided by SEC rules.

V.       OTHER POLICIES AND PROCEDURES

         This Code shall be the sole code of ethics adopted by the Trusts for purposes of Section 406 of the Sarbanes-Oxley Act and the rules and forms applicable to registered investment companies thereunder. Insofar as other policies or procedures of the Trusts or the Adviser govern or purport to govern the behavior or activities of the Covered Officers who are subject to this Code, they are superseded by this Code to the extent that they overlap or conflict with the provisions of this Code. The codes of ethics adopted by the Trusts and the Adviser under Rule 17j-1 under the Investment Company Act are separate requirements applying to the Covered Officers and others, and are not part of this Code.

VI.      AMENDMENTS

         Any amendments to this Code, other than amendments to Exhibit A, must be approved or ratified by a majority vote of the Board, including a majority of independent Trustees.

VII.     CONFIDENTIALITY

         All reports and records prepared or maintained pursuant to this Code will be considered confidential and shall be maintained and protected accordingly. Except upon request of the SEC or another regulatory agency, or as otherwise required by law or this Code, such matters shall not be disclosed to anyone other than Board and its counsel.

VIII.    INTERNAL USE

         The Code is intended solely for the internal use by each Trust and does not constitute an admission, by or on behalf of any Trust, as to any fact, circumstance, or legal conclusion.



Adopted: August 5, 2003

                                    EXHIBIT A


                           PERSONS COVERED BY THE CODE



Karla Rabusch, President of each Trust

Jeremy DePalma, Treasurer of each Trust







Exhibit A amended:  August 4, 2009

                                    EXHIBIT B

                            COMPLIANCE CERTIFICATIONS





                              INITIAL CERTIFICATION



I CERTIFY THAT I:        (I)     HAVE RECEIVED, READ AND REVIEWED THE JOINT CODE
                                 OF ETHICS FOR PRINCIPAL EXECUTIVE OFFICER AND
                                 SENIOR FINANCIAL OFFICERS (the "Code");
                         (II)    UNDERSTAND THE POLICIES AND PROCEDURES IN THE
                                 CODE;
                         (III)   RECOGNIZE THAT I AM SUBJECT TO SUCH POLICIES
                                 AND PROCEDURES;
                         (IV)    UNDERSTAND THE PENALTIES FOR NON-COMPLIANCE;
                         (V)     WILLFULLY COMPLY WITH THE CODE AND ANY RELATED
                                 PROCEDURES;
                         (VI)    ACKNOWLEDGE MY RESPONSIBILITY TO REPORT ANY
                                 VIOLATION OF THE CODE TO LEGAL COUNSEL;
                         (VII)   UNDERSTAND THAT THE TRUSTS HAVE THE RIGHT TO
                                 AMEND, INTERPRET, MODIFY OR WITHDRAW ANY OF THE
                                 PROVISIONS OF THE CODE AT ANY TIME IN THEIR
                                 SOLE DISCRETION, WITH OR WITHOUT NOTICE; AND
                         (VIII)  HAVE FULLY AND ACCURATELY COMPLETED THIS
                                 CERTIFICATE.


Signature:
                        --------------------------------------------------------
(Please print)
Name:
                        --------------------------------------------------------
Date Submitted:
                        --------------------------------------------------------
Date Due:
                        --------------------------------------------------------

                              ANNUAL CERTIFICATION



I CERTIFY THAT I:        (I)     HAVE RECEIVED, READ AND REVIEWED THE JOINT CODE
                                 OF ETHICS FOR PRINCIPAL EXECUTIVE OFFICER AND
                                 SENIOR FINANCIAL OFFICERS (the "Code");
                         (II)    UNDERSTAND THE POLICIES AND PROCEDURES IN THE
                                 CODE;
                         (III)   RECOGNIZE THAT I AM SUBJECT TO SUCH POLICIES
                                 AND PROCEDURES;
                         (IV)    UNDERSTAND THE PENALTIES FOR NON-COMPLIANCE;
                         (V)     HAVE FULLY COMPLIED
                                 WITH THE CODE AND ANY RELATED PROCEDURES;
                         (VI)    HAVE FULLY DISCLOSED ANY EXCEPTIONS TO MY
                                 COMPLIANCE WITH THE CODE;
                         (VII)   WILLFULLY COMPLY WITH THE CODE OF ETHICS;
                         (VIII)  ACKNOWLEDGE MY RESPONSIBILITY TO REPORT ANY
                                 VIOLATION OF THE CODE TO LEGAL COUNSEL;
                         (IX)    UNDERSTAND THAT THE TRUSTS HAVE THE RIGHT TO
                                 AMEND, INTERPRET, MODIFY OR WITHDRAW ANY OF THE
                                 PROVISIONS OF THE CODE AT ANY TIME IN THEIR
                                 SOLE DISCRETION, WITH OR WITHOUT NOTICE; AND
                         (X)     HAVE FULLY AND ACCURATELY COMPLETED THIS
                                 CERTIFICATE



EXCEPTION(S):


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------



Signature:
                        --------------------------------------------------------
(Please print)
Name:
                        --------------------------------------------------------
Date Submitted:
                        --------------------------------------------------------
Date Due:
                        --------------------------------------------------------